UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Domestic Dividend Funds

Annual Report

March 31, 2014

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 21.86% for the 12-month period ended March 31, 2014 (the “period”). After bottoming in March of 2009, the S&P 500 Index recorded its fifth straight year of gains. Measured from March 31, 2009 through March 31, 2014, the five year cumulative total return on the S&P 500 Index was 161.07%. This represents a substantial recovery in the equity markets as earnings and dividend levels reached and surpassed previous levels. In fact, this was also enough for the S&P 500 Index to reach new highs.

While the overall return for the period was positive, it was marked by several bouts of volatility. Most of the volatility during the period was surrounding the Federal Reserve’s (Fed) decision to begin tapering its quantitative easing program. Since the global financial crisis, the Fed and central banks around the world have embraced policies to provide ample liquidity to the markets with the goal of keeping interest rates low and credit flowing. However, as the U.S. economy continued to improve, many began to anticipate the possibility of the Fed ending its extraordinary accommodation. Starting in May 2013, on just a hint of the Fed possibly dialing back its bond purchases, longer-term interest rates in the U.S. rose considerably. At its December meeting, the Fed began scaling back purchases of both mortgage-backed securities and U.S. Treasury bonds and is on track to end its asset purchase program by the end of 2014 — assuming no drop-off in economic performance.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DTD	WisdomTree Total Dividend Fund	18.10%	Russell 3000 Index	22.61%	-4.51%
DHS	WisdomTree Equity Income Fund	14.24%	Russell 1000 Value Index	21.57%	-7.33%
DLN	WisdomTree LargeCap Dividend Fund	17.70%	S&P 500 Index	21.86%	-4.16%
DTN	WisdomTree Dividend ex-Financials Fund	16.75%	Dow Jones U.S. Select Dividend Index	19.79%	-3.04%
DON	WisdomTree MidCap Dividend Fund	21.24%	S&P MidCap 400 Index	21.24%	0.00%
DES	WisdomTree SmallCap Dividend Fund	22.99%	Russell 2000 Index	24.90%	-1.91%
DGRW	WisdomTree U.S. Dividend Growth Fund[1]	14.19%	NASDAQ U.S. Dividend Achievers Select Index	11.62%	2.57%
DGRS	WisdomTree U.S. SmallCap Dividend Growth Fund[2]	14.66%	Russell 2000 Index	12.30%	2.36%
[1]	Total returns shown are for the period May 22, 2013 (commencement of operations) to March 31, 2014.

[2]	Total returns shown are for the period July 25, 2013 (commencement of operations) to March 31, 2014.

The top-performing performance benchmark within the aforementioned chart was the Russell 2000 Index, which is a measure of small cap stocks. Small cap stocks typically perform well when market participants believe the economy is improving or performing strongly and under circumstances when interest rates are rising such as that experienced over the period. Of the performance benchmarks shown with one-year returns, the Dow Jones U.S. Select Dividend Index was actually the lowest performer, indicating that dividend focused equities slightly lagged over the period, pressurized by the rise in interest rates in 2013.

WisdomTree’s dividend-weighted Funds are designed to track indexes based on the dividend stream generated by the companies included in the underlying WisdomTree Index. The dividend stream is defined as the sum of the dollar value of dividends indicated to be paid by each company. There are two primary factors that drive

WisdomTree Domestic Dividend Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

performance differentials of the WisdomTree Funds and Indexes versus their performance benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

All ten of the sectors represented within the S&P 500 Index experienced positive performance over the period. The best-performing sector over the period was the Health Care sector, with Industrials and Information Technology close behind. Each of these sectors delivered a return greater than 25% over the period. The Health Care sector was positively affected by the implementation of the Affordable Care Act and performance from high growth areas like biotechnology and life sciences. Industrials and Information Technology tend to be higher growth and more economically sensitive sectors, which allowed them to benefit from a continual improvement in the economy and strong equity markets. The worst performing sectors over the period were the Consumer Staples, Utilities and Telecommunication Services sectors. These sectors tend to be more defensive by nature and are apt to lag during periods of strong positive market performance. Also, these sectors tend to be some of the highest yielding sectors of the market and were negatively impacted by the rise in treasury yields over the second half of last year. Over the period last year there was a rotation out of the more defensive dividend paying equities into higher growth non-dividend paying cyclical stocks.

The performance of most WisdomTree Domestic Dividend Funds compared to the applicable performance benchmark was unfavorable over the period. This ultimately makes sense, in that WisdomTree’s dividend-focused approaches have tended to historically tilt toward dividend-paying firms, and there have historically been larger numbers of these firms within the defensively oriented sectors — like Consumer Staples, Utilities, and Telecommunication Services.

The strongest relative one-year performance advantage measured versus the requisite performance benchmarks came with respect to the WisdomTree MidCap Dividend Fund (DON). This was the only WisdomTree Domestic Dividend Fund with a one-year NAV return that didn’t underperform its performance benchmark. For DON, this was largely due to stock selection within the Information Technology sector relative to the S&P MidCap 400 Index over the period.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 11 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	18.0%
Information Technology	14.5%
Consumer Staples	13.0%
Health Care	10.4%
Industrials	10.2%
Energy	9.5%
Consumer Discretionary	8.5%
Utilities	6.6%
Telecommunication Services	4.9%
Materials	4.0%
Investment Companies	0.2%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Exxon Mobil Corp.	2.8%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%
AT&T, Inc.	2.5%
Johnson & Johnson	2.1%
Chevron Corp.	2.0%
General Electric Co.	1.9%
Wells Fargo & Co.	1.8%
Pfizer, Inc.	1.7%
Procter & Gamble Co. (The)	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 18.10% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000® Index
One Year	18.10%	18.06%	18.35%	22.61%
Three Year	15.07%	15.01%	15.44%	14.61%
Five Year	21.95%	21.86%	22.59%	21.93%
Since Inception[1]	7.10%	7.07%	7.56%	7.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	19.0%
Consumer Staples	14.4%
Health Care	14.0%
Utilities	11.2%
Information Technology	11.1%
Telecommunication Services	8.7%
Energy	7.5%
Industrials	7.3%
Materials	3.3%
Consumer Discretionary	3.0%
Investment Companies	0.3%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Microsoft Corp.	5.0%
AT&T, Inc.	4.7%
Johnson & Johnson	3.8%
Chevron Corp.	3.6%
General Electric Co.	3.5%
Wells Fargo & Co.	3.4%
Pfizer, Inc.	3.2%
Procter & Gamble Co. (The)	3.1%
JPMorgan Chase & Co.	2.9%
Verizon Communications, Inc.	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 14.24% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Telecommunications Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000® Value Index
One Year	14.24%	14.20%	14.49%	21.57%
Three Year	15.88%	15.87%	16.30%	14.80%
Five Year	24.28%	24.28%	24.83%	21.75%
Since Inception[1]	5.63%	5.64%	5.95%	6.61%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Information Technology	16.1%
Consumer Staples	14.6%
Financials	14.0%
Health Care	11.9%
Energy	10.6%
Industrials	10.1%
Consumer Discretionary	8.0%
Utilities	5.7%
Telecommunication Services	5.4%
Materials	3.4%
Investment Companies	0.0%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Exxon Mobil Corp.	3.4%
Apple, Inc.	3.3%
Microsoft Corp.	3.3%
AT&T, Inc.	3.0%
Johnson & Johnson	2.5%
Chevron Corp.	2.3%
General Electric Co.	2.3%
Wells Fargo & Co.	2.2%
Pfizer, Inc.	2.1%
Procter & Gamble Co. (The)	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 17.70% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Telecommunications Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500® Index
One Year	17.70%	17.76%	17.98%	21.86%
Three Year	15.05%	15.07%	15.37%	14.66%
Five Year	21.13%	21.11%	21.56%	21.16%
Since Inception[1]	6.83%	6.80%	7.19%	7.58%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Utilities	17.4%
Consumer Staples	13.1%
Energy	12.3%
Information Technology	11.3%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	9.7%
Materials	9.4%
Telecommunication Services	6.2%
Investment Companies	0.2%
Other Assets less Liabilities††	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
CenturyLink, Inc.	2.4%
FirstEnergy Corp.	2.2%
Entergy Corp.	1.9%
Exelon Corp.	1.8%
PPL Corp.	1.8%
Reynolds American, Inc.	1.8%
AT&T, Inc.	1.8%
Southern Co. (The)	1.7%
Public Service Enterprise Group, Inc.	1.7%
Diamond Offshore Drilling, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 16.75% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Telecommunications Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex-Financials Spliced Index[1]	Dow Jones U.S. Select Dividend IndexSM
One Year	16.75%	16.73%	17.22%	19.79%
Three Year	15.96%	15.92%	16.38%	16.44%
Five Year	25.89%	25.86%	26.47%	23.32%
Since Inception[2]	8.34%	8.32%	8.73%	6.66%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	24.8%
Consumer Discretionary	14.5%
Utilities	14.0%
Industrials	12.5%
Materials	9.3%
Information Technology	7.4%
Energy	5.9%
Consumer Staples	5.8%
Telecommunication Services	3.0%
Health Care	2.3%
Investment Companies	0.2%
Other Assets less Liabilities††	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Windstream Holdings, Inc.	1.6%
Frontier Communications Corp.	1.3%
Ameren Corp.	1.2%
Diamond Offshore Drilling, Inc.	1.1%
Wisconsin Energy Corp.	1.0%
Dr. Pepper Snapple Group, Inc.	0.9%
Maxim Integrated Products, Inc.	0.9%
Microchip Technology, Inc.	0.8%
SCANA Corp.	0.8%
CMS Energy Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 21.24% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Health Care sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400® Index
One Year	21.24%	21.12%	21.50%	21.24%
Three Year	15.88%	15.87%	16.18%	13.37%
Five Year	27.18%	27.12%	27.73%	24.86%
Since Inception[1]	9.00%	9.06%	8.95%	9.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.4%
Industrials	17.6%
Utilities	13.0%
Consumer Discretionary	11.3%
Information Technology	10.0%
Materials	7.4%
Consumer Staples	5.9%
Health Care	4.4%
Energy	2.8%
Telecommunication Services	1.7%
Investment Companies	0.3%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Vector Group Ltd.	1.8%
Lexmark International, Inc. Class A	1.0%
Compuware Corp.	1.0%
UIL Holdings Corp.	0.9%
Portland General Electric Co.	0.9%
Diebold, Inc.	0.8%
WGL Holdings, Inc.	0.8%
Covanta Holding Corp.	0.8%
PDL BioPharma, Inc.	0.8%
ALLETE, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 22.99% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000® Index
One Year	22.99%	22.78%	22.51%	24.90%
Three Year	15.87%	15.87%	15.91%	13.18%
Five Year	27.67%	27.51%	27.95%	24.31%
Since Inception[1]	8.02%	8.01%	8.06%	8.46%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Information Technology	20.7%
Consumer Staples	19.5%
Consumer Discretionary	16.6%
Industrials	16.4%
Health Care	8.7%
Energy	8.6%
Materials	4.8%
Financials	4.4%
Utilities	0.1%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Exxon Mobil Corp.	5.7%
Microsoft Corp.	4.1%
Procter & Gamble Co. (The)	3.6%
Apple, Inc.	3.5%
Wal-Mart Stores, Inc.	3.3%
Coca-Cola Co. (The)	2.6%
McDonald’s Corp.	2.4%
Intel Corp.	2.1%
Altria Group, Inc.	2.1%
International Business Machines Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree U.S. Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Growth Index.

The Fund returned 14.19% at net asset value (“NAV”) since its inception on May 22, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree U.S. Dividend Growth Index	NASDAQ U.S. Dividend Achievers™ Select Index
Since Inception[1]	14.19%	14.18%	14.46%	11.62%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	9

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	27.7%
Financials	17.9%
Consumer Discretionary	17.4%
Materials	12.5%
Information Technology	12.1%
Health Care	5.2%
Consumer Staples	3.6%
Energy	2.8%
Telecommunication Services	0.6%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
National Health Investors, Inc.	1.9%
Olin Corp.	1.7%
GATX Corp.	1.4%
j2 Global, Inc.	1.4%
Janus Capital Group, Inc.	1.4%
Deluxe Corp.	1.3%
AVX Corp.	1.3%
MSA Safety, Inc.	1.3%
Healthcare Services Group, Inc.	1.2%
Geo Group, Inc. (The)	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree U.S. SmallCap Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Growth Index.

The Fund returned 14.66% at net asset value (“NAV”) since its inception on July 25, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree U.S. SmallCap Dividend Growth Index	Russell 2000® Index
Since Inception[1]	14.66%	14.44%	14.92%	12.30%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Dividend Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend Achievers™ Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Equity Income Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree U.S. Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby

WisdomTree Domestic Dividend Funds	11

Description of Indexes (unaudited) (concluded)

expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

12	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/13 to 3/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Dividend Funds	13

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Annualized Expense Ratio Based on the Period 10/01/13 to 3/31/14	Expenses Paid During the Period† 10/01/13 to 3/31/14
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,118.50	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,107.50	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,118.40	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,121.60	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,123.40	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,106.30	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree U.S. Dividend Growth Fund
Actual	$1,000.00	$1,115.70	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree U.S. SmallCap Dividend Growth Fund
Actual	$1,000.00	$1,099.50	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

14	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.8%
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.6%
Alliant Techsystems, Inc.	399	$56,718
American Science & Engineering, Inc.	1	67
Boeing Co. (The)	11,971	1,502,241
Curtiss-Wright Corp.	3	191
Exelis, Inc.	5,211	99,061
General Dynamics Corp.	9,352	1,018,620
Honeywell International, Inc.	17,815	1,652,519
Huntington Ingalls Industries, Inc.	601	61,458
L-3 Communications Holdings, Inc.	1,894	223,776
Lockheed Martin Corp.	13,096	2,137,791
Northrop Grumman Corp.	5,441	671,310
Raytheon Co.	8,725	861,943
Rockwell Collins, Inc.	2,452	195,351
Textron, Inc.	1,012	39,761
United Technologies Corp.	21,811	2,548,397

Total Aerospace & Defense		11,069,204
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	3,949	206,888
Expeditors International of Washington, Inc.	3,105	123,051
FedEx Corp.	1,592	211,036
United Parcel Service, Inc. Class B	19,054	1,855,479

Total Air Freight & Logistics		2,396,454
Airlines – 0.1%
Alaska Air Group, Inc.	847	79,034
Delta Air Lines, Inc.	8,402	291,129
Southwest Airlines Co.	6,469	152,733

Total Airlines		522,896
Auto Components – 0.3%
Allison Transmission Holdings, Inc.	3,301	98,832
BorgWarner, Inc.	2,214	136,095
Cooper Tire & Rubber Co.	1,545	37,543
Dana Holding Corp.	2,008	46,726
Gentex Corp.	2,950	93,014
Goodyear Tire & Rubber Co. (The)	2,505	65,456
Johnson Controls, Inc.	11,403	539,590
Lear Corp.	841	70,408

Total Auto Components		1,087,664
Automobiles – 0.5%
Ford Motor Co.	109,163	1,702,943
Harley-Davidson, Inc.	2,955	196,833
Thor Industries, Inc.	1,349	82,370

Total Automobiles		1,982,146
Banks – 6.0%
1st Source Corp.	1,598	51,280
Arrow Financial Corp.	1,365	36,091
Associated Banc-Corp.	4,149	74,931
BancFirst Corp.	1,092	61,840
BancorpSouth, Inc.	9	225
Bank of America Corp.	30,715	528,298
Bank of Hawaii Corp.	1,518	92,006
Bank of the Ozarks, Inc.	735	50,024
BankUnited, Inc.	3,404	118,357
BB&T Corp.	18,917	759,896
BOK Financial Corp.	1,914	132,162
Cathay General Bancorp	9	227
Chemical Financial Corp.	1,616	52,439
CIT Group, Inc.	1,700	83,334
Citigroup, Inc.	2,805	133,518
City Holding Co.	995	44,636
City National Corp.	995	78,326
Comerica, Inc.	2,935	152,033
Commerce Bancshares, Inc.	1,952	90,612
Community Bank System, Inc.	1,844	71,953
Community Trust Bancorp, Inc.	1,222	50,689
Cullen/Frost Bankers, Inc.	1,664	129,010
CVB Financial Corp.	3,399	54,044
East West Bancorp, Inc.	2,649	96,688
Fifth Third Bancorp	22,983	527,460
First Commonwealth Financial Corp.	6	54
First Financial Bancorp	4,308	77,458
First Financial Bankshares, Inc.	1,093	67,536
First Financial Corp.	1,491	50,217
First Horizon National Corp.	4,326	53,383
First Niagara Financial Group, Inc.	12,443	117,586
First Republic Bank	1,561	84,278
FirstMerit Corp.	5,434	113,190
Flushing Financial Corp.	1,822	38,390
FNB Corp.	7,710	103,314
Fulton Financial Corp.	5,049	63,516
Glacier Bancorp, Inc.	2,275	66,134
Hancock Holding Co.	2,712	99,395
Hudson Valley Holding Corp.	1	19
Huntington Bancshares, Inc.	19,520	194,614
Iberiabank Corp.	957	67,134
Independent Bank Corp.	1,647	64,842
International Bancshares Corp.	1,484	37,219
JPMorgan Chase & Co.	109,928	6,673,729
KeyCorp	16,233	231,158
M&T Bank Corp.	3,296	399,805
MB Financial, Inc.	1,740	53,870
National Penn Bancshares, Inc.	7,204	75,282
NBT Bancorp, Inc.	3,025	73,992
Old National Bancorp	3,685	54,943
PacWest Bancorp	1,748	75,181
Park National Corp.	1,248	95,959
Penns Woods Bancorp, Inc.	989	48,243
PNC Financial Services Group, Inc.	13,530	1,177,110
Prosperity Bancshares, Inc.	1,083	71,640
Regions Financial Corp.	18,733	208,124
Renasant Corp.	1,610	46,771
S&T Bancorp, Inc.	1,939	45,954
S.Y. Bancorp, Inc.	1,348	42,651
SunTrust Banks, Inc.	6,579	261,778
Susquehanna Bancshares, Inc.	5,754	65,538

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Synovus Financial Corp.	17,796	$60,328
TCF Financial Corp.	2,783	46,365
Tompkins Financial Corp.	1,292	63,256
Trustmark Corp.	2,465	62,488
U.S. Bancorp	45,898	1,967,188
UMB Financial Corp.	1,066	68,970
Umpqua Holdings Corp.	4,388	81,792
United Bankshares, Inc.	2,688	82,307
Univest Corp. of Pennsylvania	2,661	54,604
Valley National Bancorp	14,413	150,039
Washington Trust Bancorp, Inc.	3	112
Webster Financial Corp.	2,145	66,624
Wells Fargo & Co.	154,915	7,705,472
WesBanco, Inc.	2,111	67,193
Westamerica Bancorp.	867	46,887
Zions Bancorp.	1,202	37,238

Total Banks		25,030,949
Beverages – 2.5%
Beam, Inc.	2,323	193,506
Brown-Forman Corp. Class A	1,628	144,778
Brown-Forman Corp. Class B	1,684	151,038
Coca-Cola Co. (The)	136,221	5,266,304
Coca-Cola Enterprises, Inc.	5,435	259,576
Dr. Pepper Snapple Group, Inc.	6,986	380,458
Molson Coors Brewing Co. Class B	4,197	247,035
PepsiCo, Inc.	47,227	3,943,454

Total Beverages		10,586,149
Biotechnology – 0.4%
Amgen, Inc.	13,835	1,706,409
PDL BioPharma, Inc.	14,218	118,151

Total Biotechnology		1,824,560
Building Products – 0.1%
A.O. Smith Corp.	774	35,620
Fortune Brands Home & Security, Inc.	1,679	70,652
Lennox International, Inc.	847	77,001
Masco Corp.	5,634	125,131
Simpson Manufacturing Co., Inc.	1,422	50,239

Total Building Products		358,643
Capital Markets – 1.8%
Ameriprise Financial, Inc.	4,058	446,664
Arlington Asset Investment Corp. Class A	3,814	100,995
Artisan Partners Asset Management, Inc. Class A	912	58,596
Bank of New York Mellon Corp. (The)	22,440	791,908
BGC Partners, Inc. Class A	19,588	128,105
BlackRock, Inc.	4,028	1,266,725
Charles Schwab Corp. (The)	13,669	373,574
Cohen & Steers, Inc.	1,483	59,098
Eaton Vance Corp.	2,776	105,932
Evercore Partners, Inc. Class A	1,079	59,615
Federated Investors, Inc. Class B	4,306	131,505
Franklin Resources, Inc.	5,091	275,830
FXCM, Inc. Class A	1	15
GFI Group, Inc.	12,723	45,167
Goldman Sachs Group, Inc. (The)	6,290	1,030,617
Greenhill & Co., Inc.	1,299	67,522
Janus Capital Group, Inc.	5,396	58,654
Legg Mason, Inc.	1,750	85,820
LPL Financial Holdings, Inc.	1,835	96,411
Morgan Stanley	13,947	434,728
Northern Trust Corp.	5,309	348,058
Raymond James Financial, Inc.	1,771	99,052
SEI Investments Co.	2,328	78,244
State Street Corp.	7,172	498,813
T. Rowe Price Group, Inc.	5,207	428,796
TD Ameritrade Holding Corp.	9,969	338,448
Waddell & Reed Financial, Inc. Class A	1,761	129,645

Total Capital Markets		7,538,537
Chemicals – 2.5%
A. Schulman, Inc.	1,546	56,058
Air Products & Chemicals, Inc.	6,100	726,144
Airgas, Inc.	1,345	143,256
Albemarle Corp.	1,341	89,069
Ashland, Inc.	1,260	125,345
Axiall Corp.	1,131	50,805
Cabot Corp.	1,478	87,291
Celanese Corp. Series A	2,278	126,452
CF Industries Holdings, Inc.	1,099	286,443
Cytec Industries, Inc.	7	683
Dow Chemical Co. (The)	39,443	1,916,535
E.I. du Pont de Nemours & Co.	29,643	1,989,045
Eastman Chemical Co.	2,848	245,526
Ecolab, Inc.	3,112	336,065
FMC Corp.	1,067	81,690
FutureFuel Corp.	4	81
H.B. Fuller Co.	6	290
Huntsman Corp.	5,812	141,929
Innophos Holdings, Inc.	1,261	71,499
International Flavors & Fragrances, Inc.	1,755	167,901
Koppers Holdings, Inc.	866	35,705
Kronos Worldwide, Inc.	5,470	91,240
Monsanto Co.	8,833	1,004,930
Mosaic Co. (The)	7,312	365,600
NewMarket Corp.	211	82,455
Olin Corp.	2,824	77,971
PolyOne Corp.	1,128	41,352
PPG Industries, Inc.	2,126	411,296
Praxair, Inc.	6,037	790,666
Rockwood Holdings, Inc.	2,131	158,546
RPM International, Inc.	3,627	151,754
Scotts Miracle-Gro Co. (The) Class A	2,051	125,685
Sensient Technologies Corp.	1,186	66,902
Sherwin-Williams Co. (The)	1,257	247,792
Sigma-Aldrich Corp.	1,330	124,195
Valhi, Inc.	5,526	48,739
Valspar Corp.	1,256	90,583

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Westlake Chemical Corp.	1,368	$90,534

Total Chemicals		10,648,052
Commercial Services & Supplies – 0.8%
ABM Industries, Inc.	1,706	49,030
ADT Corp. (The)	2,967	88,862
Cintas Corp.	1,966	117,193
Courier Corp.	8	123
Covanta Holding Corp.	5,155	93,048
Deluxe Corp.	1,403	73,615
Ennis, Inc.	5	83
Healthcare Services Group, Inc.	2,457	71,400
Herman Miller, Inc.	1,341	43,086
HNI Corp.	1,582	57,838
Intersections, Inc.	5,395	31,831
Iron Mountain, Inc.	7,739	213,364
KAR Auction Services, Inc.	5,409	164,163
Knoll, Inc.	3,022	54,970
McGrath Rentcorp	1,351	47,231
Mobile Mini, Inc.	1,320	57,235
MSA Safety, Inc.	1,081	61,617
NL Industries, Inc.	5,601	60,715
Pitney Bowes, Inc.	7,788	202,410
Quad Graphics, Inc.	2,300	53,935
R.R. Donnelley & Sons Co.	11,483	205,546
Republic Services, Inc.	12,541	428,400
Rollins, Inc.	2,042	61,750
Steelcase, Inc. Class A	2,740	45,512
U.S. Ecology, Inc.	5	186
United Stationers, Inc.	4	164
Waste Connections, Inc.	1,539	67,500
Waste Management, Inc.	17,198	723,520
West Corp.	3,208	76,767

Total Commercial Services & Supplies		3,151,094
Communications Equipment – 1.8%
Cisco Systems, Inc.	191,388	4,289,005
Comtech Telecommunications Corp.	2	64
Harris Corp.	2,953	216,041
InterDigital, Inc.	613	20,296
Motorola Solutions, Inc.	5,432	349,223
Plantronics, Inc.	8	356
QUALCOMM, Inc.	35,798	2,823,030

Total Communications Equipment		7,698,015
Construction & Engineering – 0.1%
Fluor Corp.	1,575	122,425
KBR, Inc.	1,864	49,731
URS Corp.	1,502	70,684

Total Construction & Engineering		242,840
Construction Materials – 0.0%
Eagle Materials, Inc.	7	621
Martin Marietta Materials, Inc.	811	104,092
Vulcan Materials Co.	8	532

Total Construction Materials		105,245
Consumer Finance – 0.6%
American Express Co.	12,751	1,147,973
Capital One Financial Corp.	10,338	797,680
Discover Financial Services	7,756	451,322
Nelnet, Inc. Class A	4	164
SLM Corp.	11,057	270,675

Total Consumer Finance		2,667,814
Containers & Packaging – 0.3%
Aptargroup, Inc.	1,097	72,512
Avery Dennison Corp.	2,611	132,299
Ball Corp.	1,583	86,764
Bemis Co., Inc.	3,073	120,585
Greif, Inc. Class A	518	27,190
Greif, Inc. Class B	1,754	101,837
MeadWestvaco Corp.	5,115	192,529
Packaging Corp. of America	2,798	196,895
Rock-Tenn Co. Class A	1,186	125,206
Sealed Air Corp.	3,690	121,290
Silgan Holdings, Inc.	962	47,638
Sonoco Products Co.	3,328	136,515

Total Containers & Packaging		1,361,260
Distributors – 0.1%
Genuine Parts Co.	4,368	379,361
Pool Corp.	1,021	62,608

Total Distributors		441,969
Diversified Consumer Services – 0.1%
DeVry Education Group, Inc.	932	39,508
Graham Holdings Co. Class B	138	97,118
H&R Block, Inc.	8,559	258,396
Hillenbrand, Inc.	2,846	92,011
Service Corp. International	3,920	77,930
Sotheby’s	828	36,059

Total Diversified Consumer Services		601,022
Diversified Financial Services – 0.4%
CBOE Holdings, Inc.	1,463	82,806
CME Group, Inc.	7,918	586,011
Interactive Brokers Group, Inc. Class A	8	173
Leucadia National Corp.	3,910	109,480
MarketAxess Holdings, Inc.	1	59
McGraw Hill Financial, Inc.	4,645	354,414
Moody’s Corp.	3,213	254,855
NASDAQ OMX Group, Inc. (The)	2,505	92,535

Total Diversified Financial Services		1,480,333
Diversified Telecommunication Services – 4.8%
AT&T, Inc.	304,841	10,690,774
Atlantic Tele-Network, Inc.	1	66
CenturyLink, Inc.	43,691	1,434,812
Consolidated Communications Holdings, Inc.	5,311	106,273
Frontier Communications Corp.	92,085	524,885
Verizon Communications, Inc.	138,116	6,570,178
Windstream Holdings, Inc.	80,272	661,441

Total Diversified Telecommunication Services		19,988,429

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Electric Utilities – 3.8%
ALLETE, Inc.	2,361	$123,764
American Electric Power Co., Inc.	22,666	1,148,260
Cleco Corp.	2,372	119,976
Duke Energy Corp.	34,793	2,477,957
Edison International	10,192	576,969
El Paso Electric Co.	2,354	84,108
Empire District Electric Co. (The)	3,897	94,775
Entergy Corp.	10,534	704,198
Exelon Corp.	41,602	1,396,163
FirstEnergy Corp.	30,939	1,052,854
Great Plains Energy, Inc.	6,725	181,844
Hawaiian Electric Industries, Inc.	5,718	145,352
IDACORP, Inc.	2,016	111,828
ITC Holdings Corp.	3,300	123,255
MGE Energy, Inc.	2,065	81,010
NextEra Energy, Inc.	15,008	1,435,065
Northeast Utilities	11,697	532,214
OGE Energy Corp.	5,866	215,634
Otter Tail Corp.	2,559	78,792
Pepco Holdings, Inc.	14,845	304,026
Pinnacle West Capital Corp.	5,073	277,290
PNM Resources, Inc.	3,576	96,659
Portland General Electric Co.	3,774	122,051
PPL Corp.	34,513	1,143,761
Southern Co. (The)	47,534	2,088,644
UIL Holdings Corp.	2,925	107,669
Unitil Corp.	2,016	66,205
UNS Energy Corp.	1,614	96,888
Westar Energy, Inc.	5,871	206,424
Xcel Energy, Inc.	21,000	637,560

Total Electric Utilities		15,831,195
Electrical Equipment – 0.5%
Acuity Brands, Inc.	402	53,293
AMETEK, Inc.	1,457	75,021
Babcock & Wilcox Co. (The)	1,756	58,299
Brady Corp. Class A	1,491	40,481
Emerson Electric Co.	20,117	1,343,816
EnerSys	376	26,053
General Cable Corp.	1,797	46,021
Hubbell, Inc. Class B	1,117	133,895
Regal-Beloit Corp.	787	57,223
Rockwell Automation, Inc.	3,140	391,087
Roper Industries, Inc.	528	70,493

Total Electrical Equipment		2,295,682
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	1,651	151,314
Avnet, Inc.	2,192	101,994
AVX Corp.	5,508	72,595
CDW Corp.	1,606	44,069
Cognex Corp.*	6	203
Corning, Inc.	37,097	772,360
Electro Rent Corp.	2,758	48,513
FEI Co.	248	25,549
FLIR Systems, Inc.	2,129	76,644
Jabil Circuit, Inc.	4,963	89,334
Littelfuse, Inc.	524	49,067
MTS Systems Corp.	880	60,271
National Instruments Corp.	2,560	73,446

Total Electronic Equipment, Instruments & Components		1,565,359
Energy Equipment & Services – 0.6%
Baker Hughes, Inc.	5,505	357,935
Bristow Group, Inc.	625	47,200
CARBO Ceramics, Inc.	341	47,055
Diamond Offshore Drilling, Inc.	9,382	457,466
Gulfmark Offshore, Inc. Class A	909	40,850
Halliburton Co.	11,307	665,869
Helmerich & Payne, Inc.	2,804	301,598
National Oilwell Varco, Inc.	6,264	487,778
Oceaneering International, Inc.	1,369	98,377
Patterson-UTI Energy, Inc.	1,581	50,086
RPC, Inc.	5,377	109,798
Tidewater, Inc.	1,112	54,065

Total Energy Equipment & Services		2,718,077
Food & Staples Retailing – 2.8%
Casey’s General Stores, Inc.	480	32,443
Costco Wholesale Corp.	5,098	569,345
CVS Caremark Corp.	17,028	1,274,716
Kroger Co. (The)	9,529	415,941
Safeway, Inc.	6,603	243,915
Sysco Corp.	19,734	712,989
Walgreen Co.	23,052	1,522,124
Wal-Mart Stores, Inc.	86,293	6,595,374
Weis Markets, Inc.	1,132	55,751
Whole Foods Market, Inc.	3,415	173,175

Total Food & Staples Retailing		11,595,773
Food Products – 1.9%
Archer-Daniels-Midland Co.	13,032	565,458
B&G Foods, Inc.	2,448	73,709
Campbell Soup Co.	9,881	443,459
ConAgra Foods, Inc.	14,610	453,348
Dean Foods Co.	2,411	37,274
Flowers Foods, Inc.	5,063	108,601
General Mills, Inc.	21,236	1,100,450
Hershey Co. (The)	3,777	394,319
Hillshire Brands Co.	3,045	113,457
Hormel Foods Corp.	4,642	228,711
Ingredion, Inc.	1,912	130,169
J.M. Smucker Co. (The)	2,699	262,451
Kellogg Co.	11,833	742,047
Kraft Foods Group, Inc.	25,556	1,433,692
Lancaster Colony Corp.	735	73,074
McCormick & Co., Inc.	2,603	186,739
Mead Johnson Nutrition Co.	3,688	306,620
Mondelez International, Inc. Class A	31,633	1,092,920
Pinnacle Foods, Inc.	3,457	103,226

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Sanderson Farms, Inc.	3	$235
Snyder’s-Lance, Inc.	2,357	66,444
Tyson Foods, Inc. Class A	1,979	87,096

Total Food Products		8,003,499
Gas Utilities – 0.4%
AGL Resources, Inc.	4,696	229,916
Atmos Energy Corp.	3,076	144,972
Chesapeake Utilities Corp.	966	61,013
Laclede Group, Inc. (The)	1,663	78,410
National Fuel Gas Co.	1,955	136,928
New Jersey Resources Corp.	1,677	83,515
Northwest Natural Gas Co.	1,887	83,047
Piedmont Natural Gas Co., Inc.	2,827	100,047
Questar Corp.	6,130	145,771
South Jersey Industries, Inc.	1,325	74,319
Southwest Gas Corp.	1,259	67,293
UGI Corp.	3,407	155,393
WGL Holdings, Inc.	2,613	104,677

Total Gas Utilities		1,465,301
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	39,378	1,516,447
Baxter International, Inc.	17,132	1,260,573
Becton, Dickinson and Co.	3,815	446,660
C.R. Bard, Inc.	519	76,802
CONMED Corp.	1,391	60,439
DENTSPLY International, Inc.	858	39,502
Hill-Rom Holdings, Inc.	1,079	41,585
Medtronic, Inc.	21,318	1,311,910
Meridian Bioscience, Inc.	2,315	50,444
ResMed, Inc.	3,272	146,226
St. Jude Medical, Inc.	5,332	348,659
STERIS Corp.	985	47,034
Stryker Corp.	5,943	484,176
Teleflex, Inc.	656	70,349
West Pharmaceutical Services, Inc.	824	36,297
Zimmer Holdings, Inc.	1,609	152,179

Total Health Care Equipment & Supplies		6,089,282
Health Care Providers & Services – 1.0%
Aetna, Inc.	4,882	366,004
AmerisourceBergen Corp.	3,494	229,172
Cardinal Health, Inc.	6,829	477,893
HealthSouth Corp.	2,167	77,860
Humana, Inc.	1,863	209,997
Kindred Healthcare, Inc.	2,127	49,814
Landauer, Inc.	1,105	50,090
McKesson Corp.	1,577	278,451
National Healthcare Corp.	960	53,539
Omnicare, Inc.	1,064	63,489
Owens & Minor, Inc.	1,885	66,032
Patterson Cos., Inc.	1,620	67,651
Quest Diagnostics, Inc.	3,382	195,885
Select Medical Holdings Corp.	5,302	66,010
UnitedHealth Group, Inc.	17,115	1,403,259
WellPoint, Inc.	5,481	545,634

Total Health Care Providers & Services		4,200,780
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.	1,047	67,636
Quality Systems, Inc.	2,710	45,745

Total Health Care Technology		113,381
Hotels, Restaurants & Leisure – 2.2%
Bob Evans Farms, Inc.	1,104	55,233
Brinker International, Inc.	1,755	92,050
Burger King Worldwide, Inc.	4,670	123,988
Cheesecake Factory, Inc. (The)	984	46,868
Choice Hotels International, Inc.	1,094	50,324
Cracker Barrel Old Country Store, Inc.	715	69,527
Darden Restaurants, Inc.	5,685	288,571
DineEquity, Inc.	762	59,489
Domino’s Pizza, Inc.	715	55,034
Dunkin’ Brands Group, Inc.	1,870	93,837
International Game Technology	6,940	97,576
Las Vegas Sands Corp.	16,286	1,315,583
Marriott International, Inc. Class A	4,521	253,266
McDonald’s Corp.	37,120	3,638,874
Seaworld Entertainment, Inc.	2,713	82,014
Six Flags Entertainment Corp.	5,405	217,011
Speedway Motorsports, Inc.	2,733	51,189
Starbucks Corp.	11,230	824,057
Starwood Hotels & Resorts Worldwide, Inc.	3,511	279,476
Texas Roadhouse, Inc.	1,992	51,951
Vail Resorts, Inc.	640	44,608
Wendy’s Co. (The)	11,078	101,031
Wyndham Worldwide Corp.	2,268	166,086
Wynn Resorts Ltd.	2,340	519,831
Yum! Brands, Inc.	9,881	744,929

Total Hotels, Restaurants & Leisure		9,322,403
Household Durables – 0.3%
D.R. Horton, Inc.	2,703	58,520
Harman International Industries, Inc.	1,149	122,254
Leggett & Platt, Inc.	5,658	184,677
Lennar Corp. Class A	1,318	52,219
M.D.C. Holdings, Inc.	2,459	69,541
NACCO Industries, Inc. Class A	647	35,074
Newell Rubbermaid, Inc.	6,011	179,729
PulteGroup, Inc.	4,719	90,558
Ryland Group, Inc. (The)	480	19,166
Tupperware Brands Corp.	1,369	114,668
Whirlpool Corp.	1,390	207,749

Total Household Durables		1,134,155
Household Products – 2.5%
Church & Dwight Co., Inc.	2,410	166,459
Clorox Co. (The)	4,332	381,259
Colgate-Palmolive Co.	21,606	1,401,581
Energizer Holdings, Inc.	1,327	133,682

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Kimberly-Clark Corp.	12,953	$1,428,068
Procter & Gamble Co. (The)	87,581	7,059,029
Spectrum Brands Holdings, Inc.	898	71,571
WD-40 Co.	640	49,645

Total Household Products		10,691,294
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	11,743	167,690
NRG Energy, Inc.	6,214	197,605

Total Independent Power and Renewable Electricity Producers		365,295
Industrial Conglomerates – 2.4%
3M Co.	14,025	1,902,632
Carlisle Cos., Inc.	976	77,436
Danaher Corp.	1,072	80,400
General Electric Co.	309,537	8,013,913

Total Industrial Conglomerates		10,074,381
Insurance – 2.5%
Aflac, Inc.	11,324	713,865
Allstate Corp. (The)	9,360	529,589
American Financial Group, Inc.	1,552	89,566
American International Group, Inc.	12,986	649,430
American National Insurance Co.	1,035	117,007
AmTrust Financial Services, Inc.	1,522	57,242
Arthur J. Gallagher & Co.	4,344	206,688
Assurant, Inc.	1,320	85,747
Baldwin & Lyons, Inc. Class B	2	53
Brown & Brown, Inc.	2,465	75,823
Chubb Corp. (The)	5,115	456,769
Cincinnati Financial Corp.	5,474	266,365
CNA Financial Corp.	5,636	240,770
CNO Financial Group, Inc.	2,248	40,689
Donegal Group, Inc. Class A	1	15
Erie Indemnity Co. Class A	1,383	96,478
Fidelity National Financial, Inc. Class A	6,159	193,639
First American Financial Corp.	1,946	51,666
Hanover Insurance Group, Inc. (The)	1,317	80,916
Hartford Financial Services Group, Inc.	8,645	304,909
HCC Insurance Holdings, Inc.	1,990	90,525
Horace Mann Educators Corp.	1,829	53,041
Infinity Property & Casualty Corp.	671	45,380
Kemper Corp.	1,759	68,900
Lincoln National Corp.	3,776	191,330
Loews Corp.	2,155	94,928
Marsh & McLennan Cos., Inc.	12,666	624,434
Mercury General Corp.	3,090	139,297
MetLife, Inc.	26,215	1,384,152
Old Republic International Corp.	12,747	209,051
Principal Financial Group, Inc.	6,913	317,929
ProAssurance Corp.	1,333	59,358
Progressive Corp. (The)	7,068	171,187
Protective Life Corp.	1,607	84,512
Prudential Financial, Inc.	11,984	1,014,446
Reinsurance Group of America, Inc.	1,108	88,230
RLI Corp.	1,292	57,158
Safety Insurance Group, Inc.	1,367	73,613
Selective Insurance Group, Inc.	2,098	48,925
StanCorp Financial Group, Inc.	1,020	68,136
State Auto Financial Corp.	2,555	54,447
Symetra Financial Corp.	3,936	78,012
Torchmark Corp.	865	68,075
Travelers Cos., Inc. (The)	8,963	762,751
United Fire Group, Inc.	1,122	34,053
Universal Insurance Holdings, Inc.	4	51
Unum Group	4,778	168,711
W.R. Berkley Corp.	916	38,124

Total Insurance		10,345,982
Internet & Catalog Retail – 0.0%
Expedia, Inc.	1,388	100,630
HSN, Inc.	1,185	70,780
Nutrisystem, Inc.	2	30

Total Internet & Catalog Retail		171,440
Internet Software & Services – 0.0%
IAC/InterActiveCorp	1,701	121,434
j2 Global, Inc.	1,265	63,313

Total Internet Software & Services		184,747
IT Services – 2.2%
Automatic Data Processing, Inc.	13,107	1,012,647
Booz Allen Hamilton Holding Corp.	3,760	82,720
Broadridge Financial Solutions, Inc.	3,126	116,100
Computer Sciences Corp.	2,570	156,307
DST Systems, Inc.	809	76,685
Fidelity National Information Services, Inc.	5,602	299,427
International Business Machines Corp.	25,450	4,898,871
Jack Henry & Associates, Inc.	1,467	81,800
Leidos Holdings, Inc.	2,887	102,113
MasterCard, Inc. Class A	3,978	297,157
Paychex, Inc.	12,961	552,139
Total System Services, Inc.	2,941	89,436
Visa, Inc. Class A	4,300	928,198
Western Union Co. (The)	17,814	291,437
Xerox Corp.	27,038	305,529

Total IT Services		9,290,566
Leisure Products – 0.2%
Brunswick Corp.	1,074	48,641
Hasbro, Inc.	4,539	252,459
Mattel, Inc.	11,910	477,710
Polaris Industries, Inc.	997	139,291
Sturm Ruger & Co., Inc.	839	50,172

Total Leisure Products		968,273
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	3,173	177,434
PerkinElmer, Inc.	1,216	54,793
Techne Corp.	722	61,637
Thermo Fisher Scientific, Inc.	2,340	281,362

Total Life Sciences Tools & Services		575,226

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Machinery – 1.7%
AGCO Corp.	774	$42,694
Albany International Corp. Class A	3	107
Barnes Group, Inc.	1,586	61,013
Briggs & Stratton Corp.	2,047	45,546
Caterpillar, Inc.	19,073	1,895,284
CLARCOR, Inc.	858	49,206
Crane Co.	1,190	84,669
Cummins, Inc.	3,809	567,503
Deere & Co.	9,537	865,960
Donaldson Co., Inc.	1,931	81,874
Douglas Dynamics, Inc.	2	35
Dover Corp.	3,144	257,022
Flowserve Corp.	1,295	101,450
Graco, Inc.	1,136	84,905
Harsco Corp.	2,945	69,001
IDEX Corp.	1,260	91,841
Illinois Tool Works, Inc.	10,196	829,241
ITT Corp.	1,293	55,289
Joy Global, Inc.	1,579	91,582
Kennametal, Inc.	1,374	60,868
Lincoln Electric Holdings, Inc.	1,319	94,981
Mueller Industries, Inc.	1,200	35,988
Nordson Corp.	710	50,048
Oshkosh Corp.	1,256	73,941
PACCAR, Inc.	5,387	363,299
Pall Corp.	1,491	133,400
Parker Hannifin Corp.	2,440	292,092
Snap-On, Inc.	1,009	114,502
SPX Corp.	649	63,803
Stanley Black & Decker, Inc.	4,247	345,026
Timken Co. (The)	1,866	109,683
Toro Co. (The)	747	47,203
Trinity Industries, Inc.	1,123	80,935
Valmont Industries, Inc.	207	30,810
Woodward, Inc.	543	22,551
Xylem, Inc.	2,544	92,652

Total Machinery		7,286,004
Marine – 0.0%
International Shipholding Corp.	7	206
Matson, Inc.	1,943	47,973

Total Marine		48,179
Media – 2.2%
Cablevision Systems Corp. Class A	8,317	140,308
CBS Corp. Class A	893	55,268
CBS Corp. Class B	4,818	297,752
Cinemark Holdings, Inc.	3,456	100,258
Comcast Corp. Class A	36,606	1,831,032
Comcast Corp. Special Class A	8,879	432,940
Gannett Co., Inc.	7,568	208,877
Interpublic Group of Cos., Inc. (The)	9,535	163,430
John Wiley & Sons, Inc. Class A	1,513	87,209
Meredith Corp.	1,494	69,366
Morningstar, Inc.	327	25,840
National CineMedia, Inc.	4,655	69,825
Omnicom Group, Inc.	6,367	462,244
Regal Entertainment Group Class A	5,970	111,520
Scripps Networks Interactive, Inc. Class A	872	66,194
Sinclair Broadcast Group, Inc. Class A	1,627	44,075
Time Warner Cable, Inc.	6,021	825,961
Time Warner, Inc.	17,011	1,111,329
Twenty-First Century Fox, Inc. Class A	12,272	392,336
Twenty-First Century Fox, Inc. Class B	6,884	214,230
Viacom, Inc. Class A	1,112	94,809
Viacom, Inc. Class B	6,754	574,022
Walt Disney Co. (The)	20,735	1,660,251
World Wrestling Entertainment, Inc. Class A	8	231

Total Media		9,039,307
Metals & Mining – 0.9%
Alcoa, Inc.	15,188	195,470
Allegheny Technologies, Inc.	2,733	102,979
AMCOL International Corp.	1,618	74,072
Carpenter Technology Corp.	779	51,445
Cliffs Natural Resources, Inc.	4,446	90,965
Commercial Metals Co.	3,911	73,840
Compass Minerals International, Inc.	1,084	89,452
Freeport-McMoRan Copper & Gold, Inc.	40,622	1,343,369
Globe Specialty Metals, Inc.	7	146
Gold Resource Corp.	7,719	36,897
Hecla Mining Co.	4,936	15,153
Kaiser Aluminum Corp.	598	42,709
Newmont Mining Corp.	18,349	430,101
Nucor Corp.	9,888	499,740
Reliance Steel & Aluminum Co.	1,475	104,223
Royal Gold, Inc.	1,217	76,208
Southern Copper Corp.	16,612	483,575
Steel Dynamics, Inc.	6,083	108,217
United States Steel Corp.	1,458	40,255
US Silica Holdings, Inc.	1,217	46,453
Walter Energy, Inc.	1,016	7,681
Worthington Industries, Inc.	1,363	52,135

Total Metals & Mining		3,965,085
Multiline Retail – 0.6%
Family Dollar Stores, Inc.	2,047	118,746
Kohl’s Corp.	6,113	347,218
Macy’s, Inc.	8,183	485,170
Nordstrom, Inc.	4,240	264,788
Target Corp.	18,736	1,133,715

Total Multiline Retail		2,349,637
Multi-Utilities – 2.2%
Alliant Energy Corp.	4,316	245,192
Ameren Corp.	11,602	478,002
Avista Corp.	3,755	115,091
Black Hills Corp.	1,777	102,444
CenterPoint Energy, Inc.	16,765	397,163

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
CMS Energy Corp.	10,656	$312,008
Consolidated Edison, Inc.	13,809	740,853
Dominion Resources, Inc.	22,091	1,568,240
DTE Energy Co.	7,456	553,906
Integrys Energy Group, Inc.	4,091	244,028
MDU Resources Group, Inc.	5,273	180,917
NiSource, Inc.	10,206	362,619
NorthWestern Corp.	1,875	88,931
PG&E Corp.	21,375	923,400
Public Service Enterprise Group, Inc.	24,104	919,327
SCANA Corp.	6,677	342,664
Sempra Energy	7,556	731,119
TECO Energy, Inc.	11,943	204,822
Vectren Corp.	3,699	145,704
Wisconsin Energy Corp.	8,656	402,937

Total Multi-Utilities		9,059,367
Oil, Gas & Consumable Fuels – 9.0%
Anadarko Petroleum Corp.	5,010	424,648
Apache Corp.	4,090	339,266
Arch Coal, Inc.	9,902	47,728
Cabot Oil & Gas Corp.	1,100	37,268
Chesapeake Energy Corp.	9,777	250,487
Chevron Corp.	69,870	8,308,242
Cimarex Energy Co.	673	80,161
ConocoPhillips	53,673	3,775,896
Consol Energy, Inc.	3,581	143,061
CVR Energy, Inc.	6,972	294,567
Delek US Holdings, Inc.	1,194	34,674
Devon Energy Corp.	6,625	443,411
Energen Corp.	785	63,436
EOG Resources, Inc.	1,434	281,308
EQT Corp.	2	194
EXCO Resources, Inc.	10,240	57,344
Exxon Mobil Corp.	121,950	11,912,076
Hess Corp.	4,582	379,756
HollyFrontier Corp.	5,455	259,549
Kinder Morgan, Inc.	54,241	1,762,290
Marathon Oil Corp.	16,568	588,495
Marathon Petroleum Corp.	6,453	561,669
Murphy Oil Corp.	4,156	261,246
Noble Energy, Inc.	3,279	232,940
Occidental Petroleum Corp.	24,570	2,341,275
ONEOK, Inc.	5,785	342,761
PBF Energy, Inc. Class A	2,138	55,160
Peabody Energy Corp.	5,533	90,409
Phillips 66	14,009	1,079,534
Pioneer Natural Resources Co.	112	20,960
Range Resources Corp.	472	39,162
Semgroup Corp. Class A	810	53,201
Spectra Energy Corp.	26,668	985,116
Targa Resources Corp.	1,232	122,288
Tesoro Corp.	2,612	132,141
Valero Energy Corp.	11,262	598,012
W&T Offshore, Inc.	3,055	52,882
Western Refining, Inc.	2,099	81,021
Williams Cos., Inc. (The)	29,789	1,208,838

Total Oil, Gas & Consumable Fuels		37,742,472
Paper & Forest Products – 0.2%
International Paper Co.	13,696	628,373
PH Glatfelter Co.	1,470	40,013
Schweitzer-Mauduit International, Inc.	1,182	50,341

Total Paper & Forest Products		718,727
Personal Products – 0.1%
Avon Products, Inc.	6,953	101,792
Estee Lauder Cos., Inc. (The) Class A	2,889	193,216
Nu Skin Enterprises, Inc. Class A	646	53,521

Total Personal Products		348,529
Pharmaceuticals – 7.3%
AbbVie, Inc.	51,423	2,643,142
Allergan, Inc.	765	94,937
Bristol-Myers Squibb Co.	48,434	2,516,146
Eli Lilly & Co.	48,062	2,828,929
Johnson & Johnson	88,711	8,714,082
Merck & Co., Inc.	113,199	6,426,307
Pfizer, Inc.	227,784	7,316,422
Questcor Pharmaceuticals, Inc.	1,437	93,304
Zoetis, Inc.	4,484	129,767

Total Pharmaceuticals		30,763,036
Professional Services – 0.1%
Corporate Executive Board Co. (The)	721	53,520
Dun & Bradstreet Corp. (The)	653	64,875
Equifax, Inc.	1,980	134,699
Insperity, Inc.	3	93
Manpowergroup, Inc.	1,076	84,821
Robert Half International, Inc.	2,576	108,063
Towers Watson & Co. Class A	376	42,883

Total Professional Services		488,954
Real Estate Investment Trusts (REITs) – 6.6%
Acadia Realty Trust	2,791	73,627
Agree Realty Corp.	2,248	68,362
Alexander’s, Inc.	209	75,447
Alexandria Real Estate Equities, Inc.	3,364	244,092
American Assets Trust, Inc.	1,928	65,051
American Campus Communities, Inc.	4,754	177,562
American Homes 4 Rent Class A	3,102	51,835
American Realty Capital Properties, Inc.	42,614	597,448
American Tower Corp.	6,065	496,542
Apartment Investment & Management Co. Class A	5,710	172,556
Ashford Hospitality Trust, Inc.	8,511	95,919
Associated Estates Realty Corp.	4,659	78,923
AvalonBay Communities, Inc.	5,127	673,278
Aviv REIT, Inc.	3,664	89,585
BioMed Realty Trust, Inc.	9,920	203,261
Boston Properties, Inc.	3,993	457,318
Brandywine Realty Trust	8,358	120,857

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
BRE Properties, Inc.	2,452	$153,937
Camden Property Trust	3,810	256,565
Campus Crest Communities, Inc.	8,385	72,782
CBL & Associates Properties, Inc.	9,462	167,950
Cedar Realty Trust, Inc.	7	43
Chambers Street Properties	16,856	130,971
Chesapeake Lodging Trust	3,386	87,122
CommonWealth REIT	5,454	143,440
Corporate Office Properties Trust	5,043	134,346
Corrections Corp. of America	7,001	219,271
Cousins Properties, Inc.	5,173	59,334
Crown Castle International Corp.	7,194	530,773
CubeSmart	5,269	90,416
DCT Industrial Trust, Inc.	15,450	121,746
DDR Corp.	13,442	221,524
DiamondRock Hospitality Co.	7,090	83,307
Digital Realty Trust, Inc.	9,139	485,098
Douglas Emmett, Inc.	4,853	131,710
Duke Realty Corp.	15,829	267,194
DuPont Fabros Technology, Inc.	3,504	84,341
EastGroup Properties, Inc.	1,489	93,673
Education Realty Trust, Inc.	8,726	86,126
EPR Properties	3,314	176,934
Equity Lifestyle Properties, Inc.	2,545	103,454
Equity One, Inc.	5,639	125,975
Equity Residential	11,761	682,020
Essex Property Trust, Inc.	1,242	211,202
Excel Trust, Inc.	6,599	83,675
Extra Space Storage, Inc.	4,739	229,889
Federal Realty Investment Trust	2,201	252,499
First Industrial Realty Trust, Inc.	3,053	58,984
First Potomac Realty Trust	6,260	80,879
Franklin Street Properties Corp.	7,979	100,535
General Growth Properties, Inc.	27,611	607,442
Geo Group, Inc. (The)	5,237	168,841
Getty Realty Corp.	3,761	71,045
Gladstone Commercial Corp.	3,612	62,632
Glimcher Realty Trust	8,620	86,459
Government Properties Income Trust	4,756	119,851
HCP, Inc.	28,071	1,088,874
Health Care REIT, Inc.	17,281	1,029,948
Healthcare Realty Trust, Inc.	5,922	143,016
Healthcare Trust of America, Inc. Class A	11,536	131,395
Hersha Hospitality Trust	12,482	72,770
Highwoods Properties, Inc.	4,103	157,596
Home Properties, Inc.	2,989	179,699
Hospitality Properties Trust	10,756	308,912
Host Hotels & Resorts, Inc.	20,864	422,287
Hudson Pacific Properties, Inc.	2,679	61,805
Inland Real Estate Corp.	9,605	101,333
Investors Real Estate Trust	11,007	98,843
Kilroy Realty Corp.	2,455	143,814
Kimco Realty Corp.	19,122	418,389
Kite Realty Group Trust	9,823	58,938
LaSalle Hotel Properties	4,019	125,835
Lexington Realty Trust	15,584	170,021
Liberty Property Trust	8,243	304,661
LTC Properties, Inc.	2,679	100,811
Macerich Co. (The)	6,247	389,376
Mack-Cali Realty Corp.	5,427	112,827
Medical Properties Trust, Inc.	10,921	139,680
Mid-America Apartment Communities, Inc.	3,344	228,295
Monmouth Real Estate Investment Corp. Class A	7,618	72,676
National Health Investors, Inc.	1,557	94,136
National Retail Properties, Inc.	6,682	229,326
Omega Healthcare Investors, Inc.	8,422	282,305
One Liberty Properties, Inc.	8	171
Parkway Properties, Inc.	4,315	78,749
Pebblebrook Hotel Trust	1,677	56,632
Pennsylvania Real Estate Investment Trust	3,769	68,030
Piedmont Office Realty Trust, Inc. Class A	8,294	142,242
Plum Creek Timber Co., Inc.	6,829	287,091
Post Properties, Inc.	1,818	89,264
Potlatch Corp.	1,671	64,651
Prologis, Inc.	16,312	666,019
PS Business Parks, Inc.	889	74,338
Public Storage	7,001	1,179,598
Ramco-Gershenson Properties Trust	5,401	88,036
Rayonier, Inc.	6,002	275,552
Realty Income Corp.	12,545	512,589
Regency Centers Corp.	3,802	194,130
Retail Opportunity Investments Corp.	5,428	81,094
Retail Properties of America, Inc. Class A	11,927	161,492
RLJ Lodging Trust	4,090	109,367
Ryman Hospitality Properties, Inc.	2,720	115,654
Sabra Health Care REIT, Inc.	2,921	81,467
Saul Centers, Inc.	1,366	64,694
Select Income REIT	4,013	121,474
Senior Housing Properties Trust	12,971	291,458
Simon Property Group, Inc.	10,440	1,712,160
SL Green Realty Corp.	2,175	218,848
Sovran Self Storage, Inc.	1,095	80,428
Spirit Realty Capital, Inc.	21,703	238,299
STAG Industrial, Inc.	4,635	111,703
Summit Hotel Properties, Inc.	7,447	69,108
Sun Communities, Inc.	2,584	116,513
Sunstone Hotel Investors, Inc.	3,912	53,712
Tanger Factory Outlet Centers, Inc.	2,698	94,430
Taubman Centers, Inc.	1,876	132,802
UDR, Inc.	10,319	266,540
Universal Health Realty Income Trust	1,828	77,215
Urstadt Biddle Properties, Inc. Class A	3,507	72,455
Ventas, Inc.	14,809	896,981
Vornado Realty Trust	6,385	629,306
Washington Real Estate Investment Trust	4,349	103,854
Weingarten Realty Investors	5,492	164,760
Weyerhaeuser Co.	17,671	518,644
Winthrop Realty Trust	5,768	66,851

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
WP Carey, Inc.	3,850	$231,269

Total Real Estate Investment Trusts (REITs)		27,912,886
Road & Rail – 0.9%
Con-way, Inc.	883	36,274
CSX Corp.	23,786	689,080
JB Hunt Transport Services, Inc.	925	66,526
Kansas City Southern	821	83,791
Knight Transportation, Inc.	2,600	60,138
Landstar System, Inc.	1,946	115,242
Norfolk Southern Corp.	7,741	752,193
Ryder System, Inc.	1,229	98,222
Union Pacific Corp.	9,818	1,842,446
Werner Enterprises, Inc.	6	153

Total Road & Rail		3,744,065
Semiconductors & Semiconductor Equipment – 2.5%
Altera Corp.	6,725	243,714
Analog Devices, Inc.	9,337	496,168
Applied Materials, Inc.	31,681	646,926
Broadcom Corp. Class A	8,803	277,118
Brooks Automation, Inc.	5,423	59,273
Intel Corp.	196,496	5,071,562
Intersil Corp. Class A	6,647	85,879
KLA-Tencor Corp.	5,262	363,815
Linear Technology Corp.	5,987	291,507
LSI Corp.	7,309	80,911
Maxim Integrated Products, Inc.	11,039	365,612
Microchip Technology, Inc.	7,289	348,123
MKS Instruments, Inc.	1,432	42,802
NVIDIA Corp.	13,770	246,621
Texas Instruments, Inc.	33,754	1,591,501
Xilinx, Inc.	6,614	358,942

Total Semiconductors & Semiconductor Equipment		10,570,474
Software – 3.8%
Activision Blizzard, Inc.	8,697	177,767
American Software, Inc. Class A	3,574	36,347
Blackbaud, Inc.	1,020	31,926
CA, Inc.	15,200	470,744
Compuware Corp.	10,619	111,499
Factset Research Systems, Inc.	626	67,489
Intuit, Inc.	3,189	247,881
Microsoft Corp.	282,038	11,560,738
Oracle Corp.	69,791	2,855,150
Solera Holdings, Inc.	932	59,033
Symantec Corp.	19,718	393,769

Total Software		16,012,343
Specialty Retail – 1.6%
Abercrombie & Fitch Co. Class A	2,290	88,165
Advance Auto Parts, Inc.	9	1,138
American Eagle Outfitters, Inc.	7,692	94,150
Best Buy Co., Inc.	6,254	165,168
Buckle, Inc. (The)	1,049	48,044
Chico’s FAS, Inc.	2,185	35,026
Dick’s Sporting Goods, Inc.	980	53,518
DSW, Inc. Class A	1,164	41,741
Foot Locker, Inc.	3,430	161,141
GameStop Corp. Class A	2,926	120,259
Gap, Inc. (The)	10,792	432,328
GNC Holdings, Inc. Class A	1,258	55,377
Guess?, Inc.	2,712	74,851
Home Depot, Inc. (The)	30,816	2,438,470
L Brands, Inc.	6,050	343,459
Lowe’s Cos., Inc.	17,422	851,936
Men’s Wearhouse, Inc. (The)	1,105	54,123
Penske Automotive Group, Inc.	1,513	64,696
PetSmart, Inc.	1,053	72,541
Rent-A-Center, Inc.	1,682	44,741
Ross Stores, Inc.	2,426	173,580
Staples, Inc.	22,399	254,005
Tiffany & Co.	2,154	185,567
TJX Cos., Inc. (The)	7,582	459,848
Tractor Supply Co.	1,191	84,120
Williams-Sonoma, Inc.	2,306	153,672

Total Specialty Retail		6,551,664
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	21,981	11,798,082
Diebold, Inc.	2,748	109,618
EMC Corp.	38,445	1,053,777
Hewlett-Packard Co.	44,986	1,455,747
Lexmark International, Inc. Class A	2,766	128,038
NetApp, Inc.	5,650	208,485
SanDisk Corp.	3,303	268,171
Western Digital Corp.	3,940	361,771

Total Technology Hardware, Storage & Peripherals		15,383,689
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.	622	48,298
Coach, Inc.	7,492	372,053
Columbia Sportswear Co.	733	60,583
Hanesbrands, Inc.	1,309	100,112
Jones Group, Inc. (The)	3	45
NIKE, Inc. Class B	8,542	630,912
Ralph Lauren Corp.	729	117,318
VF Corp.	8,624	533,653
Wolverine World Wide, Inc.	1,194	34,089

Total Textiles, Apparel & Luxury Goods		1,897,063
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	9	124
Berkshire Hills Bancorp, Inc.	6	155
Brookline Bancorp, Inc.	7,200	67,824
Capitol Federal Financial, Inc.	5,528	69,376
Dime Community Bancshares, Inc.	3,767	63,964
Hudson City Bancorp, Inc.	10,178	100,050
New York Community Bancorp, Inc.	29,714	477,504
Northwest Bancshares, Inc.	6,147	89,746
OceanFirst Financial Corp.	9	159

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2014

Investments	Shares	Value
Oritani Financial Corp.	4,587	$72,521
People’s United Financial, Inc.	14,699	218,574
Provident Financial Services, Inc.	2,937	53,953
TrustCo Bank Corp.	8,971	63,156
Washington Federal, Inc.	2,189	51,004

Total Thrifts & Mortgage Finance		1,328,110
Tobacco – 3.2%
Altria Group, Inc.	111,059	4,156,938
Lorillard, Inc.	17,775	961,272
Philip Morris International, Inc.	77,623	6,354,995
Reynolds American, Inc.	30,518	1,630,272
Universal Corp.	1,341	74,949
Vector Group Ltd.	9,352	201,442

Total Tobacco		13,379,868
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	1,141	55,042
Fastenal Co.	6,763	333,551
GATX Corp.	1,344	91,231
Kaman Corp.	1,297	52,762
MSC Industrial Direct Co. Class A	857	74,148
TAL International Group, Inc.*	2,084	89,341
W.W. Grainger, Inc.	1,102	278,431
Watsco, Inc.	725	72,435

Total Trading Companies & Distributors		1,046,941
Water Utilities – 0.1%
American States Water Co.	2,478	80,015
American Water Works Co., Inc.	4,866	220,916
Aqua America, Inc.	5,082	127,406
California Water Service Group	3,260	78,044
Connecticut Water Service, Inc.	6	205
Middlesex Water Co.	1,860	40,585
SJW Corp.	1,959	57,908

Total Water Utilities		605,079
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.	3,201	43,214
Telephone & Data Systems, Inc.	2,412	63,219

Total Wireless Telecommunication Services		106,433
TOTAL COMMON STOCKS (Cost: $316,214,177)		418,133,278
EXCHANGE-TRADED FUND – 0.2%
WisdomTree Total Earnings Fund(a)
(Cost: $983,470)	14,866	1,007,099
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $317,197,647)		419,140,377
Other Assets in Excess of Liabilities – 0.2%		814,409

NET ASSETS – 100.0%		$419,954,786
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments

WisdomTree Equity Income Fund (DHS)

March 31, 2014

Investments	Shares	Value

UNITED STATES – 99.8%
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.3%
American Science & Engineering, Inc.	770	$51,721
Lockheed Martin Corp.	45,538	7,433,623
Raytheon Co.	30,637	3,026,629

Total Aerospace & Defense		10,511,973
Banks – 7.5%
Arrow Financial Corp.	2,263	59,834
Bank of Hawaii Corp.	5,325	322,748
BankUnited, Inc.	10,090	350,829
BB&T Corp.	68,565	2,754,256
Bridge Bancorp, Inc.	1,440	38,463
Chemical Financial Corp.	3,276	106,306
City Holding Co.	1,982	88,913
CNB Financial Corp.	1,715	30,321
Community Bank System, Inc.	4,536	176,995
Community Trust Bancorp, Inc.	1,805	74,871
Cullen/Frost Bankers, Inc.	6,469	501,542
CVB Financial Corp.	9,501	151,066
Financial Institutions, Inc.	1,910	43,968
First Busey Corp.	11,378	65,992
First Community Bancshares, Inc.	1,874	30,659
First Financial Bancorp	8,091	145,476
First Financial Corp.	1,637	55,134
First Niagara Financial Group, Inc.	40,765	385,229
FirstMerit Corp.	18,435	384,001
Flushing Financial Corp.	2,966	62,494
FNB Corp.	23,748	318,223
Fulton Financial Corp.	18,311	230,352
Hancock Holding Co.	7,566	277,294
JPMorgan Chase & Co.	382,610	23,228,253
National Penn Bancshares, Inc.	20,233	211,435
NBT Bancorp, Inc.	5,483	134,114
Pacific Continental Corp.	3,584	49,316
PacWest Bancorp	4,119	177,158
Park National Corp.	2,747	211,217
Penns Woods Bancorp, Inc.	611	29,805
Republic Bancorp, Inc. Class A	2,354	53,200
S&T Bancorp, Inc.	3,023	71,645
S.Y. Bancorp, Inc.	1,420	44,929
Sandy Spring Bancorp, Inc.	2,200	54,956
Southside Bancshares, Inc.	2,187	68,628
Tompkins Financial Corp.	1,857	90,919
TowneBank	2,800	43,428
Trustmark Corp.	8,838	224,043
Umpqua Holdings Corp.	12,289	229,067
United Bankshares, Inc.	7,916	242,388
Univest Corp. of Pennsylvania	2,466	50,602
Valley National Bancorp	50,106	521,604
Washington Banking Co.	2,709	48,166
Washington Trust Bancorp, Inc.	1,905	71,380
Wells Fargo & Co.	539,215	26,820,554
WesBanco, Inc.	2,931	93,294
West Bancorp., Inc.	1,537	23,347
Westamerica Bancorp.	2,842	153,695

Total Banks		59,602,109
Beverages – 2.5%
Coca-Cola Co. (The)	473,680	18,312,469
Dr. Pepper Snapple Group, Inc.	23,373	1,272,893

Total Beverages		19,585,362
Biotechnology – 0.0%
PDL BioPharma, Inc.	38,662	321,281
Capital Markets – 0.2%
Arlington Asset Investment Corp. Class A	8,895	235,540
BGC Partners, Inc. Class A	57,293	374,696
Calamos Asset Management, Inc. Class A	3,204	41,428
Federated Investors, Inc. Class B	14,442	441,059
GFI Group, Inc.	25,095	89,087
Greenhill & Co., Inc.	3,623	188,324
Manning & Napier, Inc.	1,695	28,425
Westwood Holdings Group, Inc.	1,345	84,318

Total Capital Markets		1,482,877
Chemicals – 1.8%
Dow Chemical Co. (The)	136,968	6,655,275
E.I. du Pont de Nemours & Co.	102,869	6,902,510
FutureFuel Corp.	4,806	97,562
Innophos Holdings, Inc.	2,534	143,678
Kronos Worldwide, Inc.	16,478	274,853
Olin Corp.	8,566	236,507
Scotts Miracle-Gro Co. (The) Class A	6,133	375,830

Total Chemicals		14,686,215
Commercial Services & Supplies – 1.0%
Covanta Holding Corp.	17,057	307,879
Ennis, Inc.	5,051	83,695
Iron Mountain, Inc.	26,976	743,728
KAR Auction Services, Inc.	17,436	529,183
Knoll, Inc.	6,148	111,832
McGrath Rentcorp	2,465	86,176
Pitney Bowes, Inc.	27,575	716,674
Quad Graphics, Inc.	6,087	142,740
R.R. Donnelley & Sons Co.	40,617	727,044
Republic Services, Inc.	43,567	1,488,249
Waste Management, Inc.	60,166	2,531,183
West Corp.	10,055	240,616

Total Commercial Services & Supplies		7,708,999
Communications Equipment – 1.9%
Cisco Systems, Inc.	665,455	14,912,847
Comtech Telecommunications Corp.	2,247	71,589

Total Communications Equipment		14,984,436
Containers & Packaging – 0.2%
Greif, Inc. Class A	2,860	150,122
MeadWestvaco Corp.	18,720	704,621
Sonoco Products Co.	11,967	490,886

Total Containers & Packaging		1,345,629

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2014

Investments	Shares	Value
Diversified Consumer Services – 0.2%
H&R Block, Inc.	30,253	$913,338
Hillenbrand, Inc.	6,660	215,318
Universal Technical Institute, Inc.	3,970	51,412

Total Diversified Consumer Services		1,180,068
Diversified Telecommunication Services – 8.7%
AT&T, Inc.	1,059,522	37,157,437
CenturyLink, Inc.	154,034	5,058,477
Consolidated Communications Holdings, Inc.	12,593	251,986
Frontier Communications Corp.	326,557	1,861,375
Lumos Networks Corp.	2,220	29,681
Verizon Communications, Inc.	479,749	22,821,660
Windstream Holdings, Inc.	278,112	2,291,643

Total Diversified Telecommunication Services		69,472,259
Electric Utilities – 6.7%
ALLETE, Inc.	6,027	315,935
American Electric Power Co., Inc.	80,369	4,071,494
Cleco Corp.	7,230	365,693
Duke Energy Corp.	121,044	8,620,754
Edison International	36,608	2,072,379
El Paso Electric Co.	4,275	152,746
Empire District Electric Co. (The)	7,494	182,254
Entergy Corp.	36,436	2,435,747
Exelon Corp.	146,329	4,910,801
FirstEnergy Corp.	110,301	3,753,543
Great Plains Energy, Inc.	22,349	604,317
Hawaiian Electric Industries, Inc.	18,353	466,533
IDACORP, Inc.	6,236	345,911
MGE Energy, Inc.	3,453	135,461
NextEra Energy, Inc.	52,234	4,994,615
Northeast Utilities	42,238	1,921,829
Otter Tail Corp.	5,719	176,088
Pepco Holdings, Inc.	55,600	1,138,688
Pinnacle West Capital Corp.	17,870	976,774
PNM Resources, Inc.	7,562	204,401
Portland General Electric Co.	10,847	350,792
PPL Corp.	119,317	3,954,165
Southern Co. (The)	166,768	7,327,786
UIL Holdings Corp.	9,880	363,683
Unitil Corp.	2,451	80,491
UNS Energy Corp.	4,743	284,722
Westar Energy, Inc.	20,901	734,879
Xcel Energy, Inc.	75,268	2,285,136

Total Electric Utilities		53,227,617
Electrical Equipment – 0.6%
Emerson Electric Co.	69,558	4,646,474
LSI Industries, Inc.	2,254	18,460

Total Electrical Equipment		4,664,934
Electronic Equipment, Instruments & Components – 0.0%
Daktronics, Inc.	3,495	50,293
Electro Rent Corp.	4,807	84,555
Electro Scientific Industries, Inc.	3,302	32,525

Total Electronic Equipment, Instruments & Components		167,373
Energy Equipment & Services – 0.2%
Diamond Offshore Drilling, Inc.	32,897	1,604,058
Food & Staples Retailing – 0.3%
Sysco Corp.	69,225	2,501,099
Village Super Market, Inc. Class A	994	26,242

Total Food & Staples Retailing		2,527,341
Food Products – 1.9%
B&G Foods, Inc.	7,780	234,256
Campbell Soup Co.	34,604	1,553,027
ConAgra Foods, Inc.	50,932	1,580,420
General Mills, Inc.	74,499	3,860,538
Kellogg Co.	42,211	2,647,052
Kraft Foods Group, Inc.	89,939	5,045,578

Total Food Products		14,920,871
Gas Utilities – 0.5%
AGL Resources, Inc.	18,574	909,383
Atmos Energy Corp.	11,607	547,038
Chesapeake Utilities Corp.	867	54,760
Laclede Group, Inc. (The)	4,241	199,963
New Jersey Resources Corp.	5,990	298,302
Northwest Natural Gas Co.	4,776	210,192
Piedmont Natural Gas Co., Inc.	10,990	388,936
Questar Corp.	21,381	508,440
South Jersey Industries, Inc.	3,990	223,799
UGI Corp.	12,431	566,978
WGL Holdings, Inc.	8,758	350,845

Total Gas Utilities		4,258,636
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	60,650	4,462,627
Meridian Bioscience, Inc.	4,829	105,224

Total Health Care Equipment & Supplies		4,567,851
Health Care Providers & Services – 0.1%
Kindred Healthcare, Inc.	4,664	109,231
Landauer, Inc.	1,765	80,007
Select Medical Holdings Corp.	18,497	230,288

Total Health Care Providers & Services		419,526
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.	1,595	103,037
Quality Systems, Inc.	7,771	131,174

Total Health Care Technology		234,211
Hotels, Restaurants & Leisure – 1.9%
Cracker Barrel Old Country Store, Inc.	2,523	245,337
Darden Restaurants, Inc.	20,862	1,058,955
DineEquity, Inc.	2,331	181,981
Einstein Noah Restaurant Group, Inc.	2,069	34,056
McDonald’s Corp.	128,621	12,608,717
Six Flags Entertainment Corp.	19,421	779,753

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2014

Investments	Shares	Value
Speedway Motorsports, Inc.	5,543	$103,820

Total Hotels, Restaurants & Leisure		15,012,619
Household Durables – 0.1%
Leggett & Platt, Inc.	21,454	700,259
M.D.C. Holdings, Inc.	5,589	158,057

Total Household Durables		858,316
Household Products – 3.9%
Clorox Co. (The)	15,124	1,331,064
Kimberly-Clark Corp.	45,356	5,000,499
Orchids Paper Products Co.	1,241	37,975
Procter & Gamble Co. (The)	304,280	24,524,968

Total Household Products		30,894,506
Industrial Conglomerates – 3.5%
General Electric Co.	1,075,188	27,836,617
Insurance – 0.5%
American National Insurance Co.	2,861	323,436
Arthur J. Gallagher & Co.	15,560	740,345
Baldwin & Lyons, Inc. Class B	2,263	59,494
Cincinnati Financial Corp.	20,704	1,007,457
Donegal Group, Inc. Class A	2,843	41,451
EMC Insurance Group, Inc.	1,412	50,168
Erie Indemnity Co. Class A	5,908	412,142
Horace Mann Educators Corp.	3,555	103,095
Mercury General Corp.	10,652	480,192
Old Republic International Corp.	44,647	732,211
Safety Insurance Group, Inc.	2,690	144,856
Universal Insurance Holdings, Inc.	3,108	39,472

Total Insurance		4,134,319
Internet & Catalog Retail – 0.0%
Nutrisystem, Inc.	4,701	70,844
PetMed Express, Inc.	4,235	56,791

Total Internet & Catalog Retail		127,635
Internet Software & Services – 0.0%
EarthLink Holdings Corp.	13,764	49,688
IT Services – 0.4%
Leidos Holdings, Inc.	9,627	340,507
ManTech International Corp. Class A	3,067	90,200
Paychex, Inc.	45,609	1,942,943
Western Union Co. (The)	62,965	1,030,107

Total IT Services		3,403,757
Leisure Products – 0.3%
Hasbro, Inc.	15,359	854,267
Mattel, Inc.	41,472	1,663,442
Sturm Ruger & Co., Inc.	2,113	126,357

Total Leisure Products		2,644,066
Machinery – 0.9%
Caterpillar, Inc.	66,407	6,598,864
Douglas Dynamics, Inc.	4,230	73,687
Harsco Corp.	9,517	222,983

Total Machinery		6,895,534
Media – 0.3%
Cablevision Systems Corp. Class A	29,834	503,300
Cinemark Holdings, Inc.	12,308	357,055
Gannett Co., Inc.	26,149	721,712
Harte-Hanks, Inc.	10,731	94,862
Meredith Corp.	4,665	216,596
National CineMedia, Inc.	10,679	160,185
Regal Entertainment Group Class A	22,417	418,750
World Wrestling Entertainment, Inc. Class A	3,893	112,430

Total Media		2,584,890
Metals & Mining – 1.0%
Compass Minerals International, Inc.	3,304	272,646
Freeport-McMoRan Copper & Gold, Inc.	141,418	4,676,694
Gold Resource Corp.	14,818	70,830
Newmont Mining Corp.	63,464	1,487,596
Nucor Corp.	34,989	1,768,344

Total Metals & Mining		8,276,110
Multi-Utilities – 4.0%
Alliant Energy Corp.	15,522	881,805
Ameren Corp.	41,762	1,720,594
Avista Corp.	10,130	310,485
Black Hills Corp.	5,085	293,150
CenterPoint Energy, Inc.	59,617	1,412,327
CMS Energy Corp.	39,074	1,144,087
Consolidated Edison, Inc.	49,807	2,672,146
Dominion Resources, Inc.	77,474	5,499,879
DTE Energy Co.	26,871	1,996,247
Integrys Energy Group, Inc.	15,279	911,392
NiSource, Inc.	38,337	1,362,114
NorthWestern Corp.	5,200	246,636
PG&E Corp.	76,379	3,299,573
Public Service Enterprise Group, Inc.	86,790	3,310,171
SCANA Corp.	23,079	1,184,414
Sempra Energy	26,839	2,596,942
TECO Energy, Inc.	42,933	736,301
Vectren Corp.	12,998	511,991
Wisconsin Energy Corp.	30,948	1,440,629

Total Multi-Utilities		31,530,883
Oil, Gas & Consumable Fuels – 7.3%
Arch Coal, Inc.	20,989	101,167
Chevron Corp.	242,474	28,832,583
Comstock Resources, Inc.	4,846	110,731
ConocoPhillips	186,483	13,119,079
CVR Energy, Inc.	24,688	1,043,068
Evolution Petroleum Corp.	3,278	41,729
EXCO Resources, Inc.	38,431	215,213
Kinder Morgan, Inc.	189,717	6,163,905
PBF Energy, Inc. Class A	5,302	136,792
Spectra Energy Corp.	93,823	3,465,822
Targa Resources Corp.	4,530	449,648
Williams Cos., Inc. (The)	104,465	4,239,190

Total Oil, Gas & Consumable Fuels		57,918,927

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2014

Investments	Shares	Value
Paper & Forest Products – 0.3%
International Paper Co.	48,114	$2,207,470
Pharmaceuticals – 13.3%
AbbVie, Inc.	179,618	9,232,365
Bristol-Myers Squibb Co.	167,967	8,725,886
Eli Lilly & Co.	167,549	9,861,934
Johnson & Johnson	308,168	30,271,343
Merck & Co., Inc.	393,922	22,362,952
Pfizer, Inc.	791,661	25,428,151

Total Pharmaceuticals		105,882,631
Professional Services – 0.0%
Acacia Research Corp.	6,334	96,784
CDI Corp.	1,990	34,129
Heidrick & Struggles International, Inc.	2,494	50,055

Total Professional Services		180,968
Real Estate Investment Trusts (REITs) – 10.4%
Acadia Realty Trust	6,818	179,859
Agree Realty Corp.	3,135	95,335
Alexander’s, Inc.	802	289,514
Alexandria Real Estate Equities, Inc.	11,289	819,130
American Campus Communities, Inc.	16,346	610,523
American Realty Capital Properties, Inc.	151,143	2,119,025
AmREIT, Inc.	3,272	54,217
Apartment Investment & Management Co. Class A	20,794	628,395
Ashford Hospitality Trust, Inc.	17,331	195,320
Associated Estates Realty Corp.	9,574	162,184
AvalonBay Communities, Inc.	17,776	2,334,344
Aviv REIT, Inc.	7,709	188,485
BioMed Realty Trust, Inc.	36,234	742,435
Brandywine Realty Trust	26,097	377,363
BRE Properties, Inc.	7,659	480,832
Camden Property Trust	13,996	942,491
Campus Crest Communities, Inc.	16,658	144,592
CBL & Associates Properties, Inc.	32,543	577,638
Cedar Realty Trust, Inc.	12,232	74,738
Chambers Street Properties	53,685	417,132
Chatham Lodging Trust	3,768	76,189
Chesapeake Lodging Trust	7,343	188,935
CommonWealth REIT	19,450	511,535
CoreSite Realty Corp.	3,380	104,780
Corporate Office Properties Trust	15,802	420,965
Corrections Corp. of America	26,083	816,920
CyrusOne, Inc.	2,216	46,159
DCT Industrial Trust, Inc.	50,770	400,068
DDR Corp.	49,065	808,591
DiamondRock Hospitality Co.	22,512	264,516
Digital Realty Trust, Inc.	33,113	1,757,638
Douglas Emmett, Inc.	18,687	507,165
Duke Realty Corp.	57,756	974,921
DuPont Fabros Technology, Inc.	10,155	244,431
EastGroup Properties, Inc.	5,059	318,262
Education Realty Trust, Inc.	21,426	211,475
EPR Properties	12,921	689,852
Equity One, Inc.	18,301	408,844
Equity Residential	42,173	2,445,612
Essex Property Trust, Inc.	4,506	766,245
Excel Trust, Inc.	9,596	121,677
Extra Space Storage, Inc.	17,289	838,689
Federal Realty Investment Trust	7,178	823,460
First Potomac Realty Trust	14,616	188,839
Franklin Street Properties Corp.	23,630	297,738
Geo Group, Inc. (The)	17,301	557,784
Getty Realty Corp.	4,946	93,430
Gladstone Commercial Corp.	4,154	72,030
Glimcher Realty Trust	21,961	220,269
Government Properties Income Trust	17,104	431,021
HCP, Inc.	99,787	3,870,738
Health Care REIT, Inc.	61,340	3,655,864
Healthcare Realty Trust, Inc.	20,073	484,763
Healthcare Trust of America, Inc. Class A	36,336	413,867
Hersha Hospitality Trust	33,475	195,159
Highwoods Properties, Inc.	17,196	660,498
Home Properties, Inc.	11,122	668,655
Hospitality Properties Trust	39,902	1,145,985
Inland Real Estate Corp.	26,229	276,716
Investors Real Estate Trust	23,430	210,401
Kimco Realty Corp.	69,014	1,510,026
Kite Realty Group Trust	17,946	107,676
LaSalle Hotel Properties	13,848	433,581
Lexington Realty Trust	54,099	590,220
Liberty Property Trust	30,473	1,126,282
LTC Properties, Inc.	7,087	266,684
Macerich Co. (The)	23,451	1,461,701
Mack-Cali Realty Corp.	18,810	391,060
Medical Properties Trust, Inc.	40,926	523,444
Mid-America Apartment Communities, Inc.	13,016	888,602
Monmouth Real Estate Investment Corp. Class A	10,697	102,049
National Health Investors, Inc.	5,407	326,907
National Retail Properties, Inc.	24,003	823,783
Omega Healthcare Investors, Inc.	29,688	995,142
One Liberty Properties, Inc.	3,927	83,724
Parkway Properties, Inc.	10,538	192,319
Pennsylvania Real Estate Investment Trust	10,632	191,908
Piedmont Office Realty Trust, Inc. Class A	33,526	574,971
Plum Creek Timber Co., Inc.	26,508	1,114,396
Post Properties, Inc.	5,418	266,024
Potlatch Corp.	4,159	160,912
Prologis, Inc.	57,566	2,350,420
Public Storage	24,291	4,092,791
Ramco-Gershenson Properties Trust	12,043	196,301
Rayonier, Inc.	21,775	999,690
Realty Income Corp.	42,677	1,743,782
Regency Centers Corp.	14,016	715,657
Retail Opportunity Investments Corp.	10,965	163,817
Retail Properties of America, Inc. Class A	44,622	604,182
RLJ Lodging Trust	15,778	421,904
Ryman Hospitality Properties, Inc.	8,251	350,833

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (concluded)

WisdomTree Equity Income Fund (DHS)

March 31, 2014

Investments	Shares	Value
Sabra Health Care REIT, Inc.	7,585	$211,546
Saul Centers, Inc.	2,913	137,960
Select Income REIT	12,634	382,431
Senior Housing Properties Trust	49,285	1,107,434
Simon Property Group, Inc.	36,841	6,041,924
Sovran Self Storage, Inc.	3,589	263,612
Spirit Realty Capital, Inc.	77,382	849,654
STAG Industrial, Inc.	9,941	239,578
Summit Hotel Properties, Inc.	16,097	149,380
Sun Communities, Inc.	8,002	360,810
Taubman Centers, Inc.	6,789	480,593
Terreno Realty Corp.	2,570	48,599
UDR, Inc.	38,359	990,813
Universal Health Realty Income Trust	2,771	117,047
Urstadt Biddle Properties, Inc. Class A	5,676	117,266
Ventas, Inc.	51,867	3,141,584
Vornado Realty Trust	23,366	2,302,953
Washington Real Estate Investment Trust	13,188	314,929
Weingarten Realty Investors	22,361	670,830
Weyerhaeuser Co.	62,738	1,841,360
Whitestone REIT	7,040	101,658
Winthrop Realty Trust	9,926	115,042
WP Carey, Inc.	14,360	862,605

Total Real Estate Investment Trusts (REITs)		83,244,634
Road & Rail – 0.0%
Landstar System, Inc.	5,599	331,573
Semiconductors & Semiconductor Equipment – 3.4%
Brooks Automation, Inc.	7,972	87,134
Intel Corp.	680,397	17,561,046
Intersil Corp. Class A	20,867	269,601
KLA-Tencor Corp.	18,434	1,274,527
Maxim Integrated Products, Inc.	39,789	1,317,812
Microchip Technology, Inc.	25,629	1,224,041
Texas Instruments, Inc.	116,831	5,508,582

Total Semiconductors & Semiconductor Equipment		27,242,743
Software – 5.3%
American Software, Inc. Class A	3,382	34,395
CA, Inc.	53,835	1,667,270
Compuware Corp.	33,611	352,916
Microsoft Corp.	979,633	40,155,157

Total Software		42,209,738
Specialty Retail – 0.2%
American Eagle Outfitters, Inc.	23,271	284,837
Staples, Inc.	78,351	888,500

Total Specialty Retail		1,173,337
Technology Hardware, Storage & Peripherals – 0.1%
Diebold, Inc.	8,663	345,567
Lexmark International, Inc. Class A	8,865	410,361

Total Technology Hardware, Storage & Peripherals		755,928
Thrifts & Mortgage Finance – 0.4%
Banc of California, Inc.	2,174	26,675
Berkshire Hills Bancorp, Inc.	2,335	60,430
Brookline Bancorp, Inc.	11,241	105,890
Dime Community Bancshares, Inc.	4,774	81,063
New York Community Bancorp, Inc.	103,676	1,666,073
Northwest Bancshares, Inc.	12,870	187,902
OceanFirst Financial Corp.	2,528	44,720
Oritani Financial Corp.	7,939	125,516
People’s United Financial, Inc.	54,437	809,478
Provident Financial Services, Inc.	7,400	135,938
Rockville Financial, Inc.	2,516	34,192
TrustCo Bank Corp.	13,546	95,364
United Financial Bancorp, Inc.	1,582	29,093

Total Thrifts & Mortgage Finance		3,402,334
Tobacco – 5.8%
Altria Group, Inc.	385,855	14,442,553
Lorillard, Inc.	62,574	3,384,002
Philip Morris International, Inc.	270,114	22,114,233
Reynolds American, Inc.	107,170	5,725,021
Universal Corp.	3,445	192,541
Vector Group Ltd.	33,603	723,809

Total Tobacco		46,582,159
Trading Companies & Distributors – 0.0%
Houston Wire & Cable Co.	2,128	27,941
TAL International Group, Inc.*	6,728	288,429

Total Trading Companies & Distributors		316,370
Water Utilities – 0.0%
American States Water Co.	3,765	121,572
California Water Service Group	5,308	127,073
Connecticut Water Service, Inc.	1,092	37,314
Middlesex Water Co.	2,809	61,292

Total Water Utilities		347,251
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.	7,067	95,404
USA Mobility, Inc.	3,975	72,226

Total Wireless Telecommunication Services		167,630
TOTAL COMMON STOCKS (Cost: $685,334,450)		793,686,259
EXCHANGE-TRADED FUND – 0.3%
WisdomTree Total Dividend Fund(a) (Cost: $1,958,606)	29,659	2,023,930
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $687,293,056)		795,710,189
Other Assets in Excess of Liabilities – 0.2%		1,884,762

NET ASSETS – 100.0%		$797,594,951
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.8%
COMMON STOCKS – 99.8%
Aerospace & Defense – 3.0%
Boeing Co. (The)	62,143	$7,798,325
General Dynamics Corp.	48,234	5,253,647
Honeywell International, Inc.	91,367	8,475,203
Lockheed Martin Corp.	67,977	11,096,566
Northrop Grumman Corp.	28,043	3,459,945
Precision Castparts Corp.	416	105,148
Raytheon Co.	45,535	4,498,403
United Technologies Corp.	112,648	13,161,792

Total Aerospace & Defense		53,849,029
Air Freight & Logistics – 0.6%
FedEx Corp.	7,830	1,037,945
United Parcel Service, Inc. Class B	98,639	9,605,466

Total Air Freight & Logistics		10,643,411
Airlines – 0.1%
Delta Air Lines, Inc.	41,922	1,452,597
Southwest Airlines Co.	33,065	780,665

Total Airlines		2,233,262
Auto Components – 0.2%
BorgWarner, Inc.	11,273	692,951
Johnson Controls, Inc.	58,719	2,778,583

Total Auto Components		3,471,534
Automobiles – 0.5%
Ford Motor Co.	557,366	8,694,909
Harley-Davidson, Inc.	14,966	996,885

Total Automobiles		9,691,794
Banks – 5.9%
Bank of America Corp.	156,235	2,687,242
BB&T Corp.	101,159	4,063,557
CIT Group, Inc.	8,726	427,749
Citigroup, Inc.	13,379	636,840
Fifth Third Bancorp	118,214	2,713,011
JPMorgan Chase & Co.	567,961	34,480,912
KeyCorp	82,279	1,171,653
M&T Bank Corp.	18,241	2,212,633
PNC Financial Services Group, Inc.	70,672	6,148,464
Regions Financial Corp.	96,432	1,071,360
SunTrust Banks, Inc.	33,700	1,340,923
U.S. Bancorp	238,429	10,219,067
Wells Fargo & Co.	798,399	39,712,366

Total Banks		106,885,777
Beverages – 2.7%
Beam, Inc.	12,386	1,031,754
Coca-Cola Co. (The)	702,350	27,152,851
Coca-Cola Enterprises, Inc.	28,059	1,340,098
PepsiCo, Inc.	243,643	20,344,190

Total Beverages		49,868,893
Biotechnology – 0.5%
Amgen, Inc.	71,460	8,813,876
Capital Markets – 1.8%
Ameriprise Financial, Inc.	20,915	2,302,114
Bank of New York Mellon Corp. (The)	115,995	4,093,464
BlackRock, Inc.	20,797	6,540,240
Charles Schwab Corp. (The)	69,736	1,905,885
Franklin Resources, Inc.	25,720	1,393,510
Goldman Sachs Group, Inc. (The)	32,897	5,390,174
Morgan Stanley	71,331	2,223,387
Northern Trust Corp.	28,494	1,868,067
State Street Corp.	36,831	2,561,596
T. Rowe Price Group, Inc.	27,294	2,247,661
TD Ameritrade Holding Corp.	50,314	1,708,160

Total Capital Markets		32,234,258
Chemicals – 2.4%
Air Products & Chemicals, Inc.	31,718	3,775,711
CF Industries Holdings, Inc.	5,629	1,467,143
Dow Chemical Co. (The)	204,432	9,933,351
E.I. du Pont de Nemours & Co.	153,628	10,308,439
Eastman Chemical Co.	14,038	1,210,216
Ecolab, Inc.	15,243	1,646,092
FMC Corp.	5,596	428,430
Monsanto Co.	45,320	5,156,056
Mosaic Co. (The)	37,540	1,877,000
PPG Industries, Inc.	10,764	2,082,403
Praxair, Inc.	31,996	4,190,516
Sherwin-Williams Co. (The)	6,392	1,260,055
Sigma-Aldrich Corp.	6,996	653,286

Total Chemicals		43,988,698
Commercial Services & Supplies – 0.3%
Republic Services, Inc.	64,512	2,203,730
Waste Management, Inc.	89,102	3,748,521

Total Commercial Services & Supplies		5,952,251
Communications Equipment – 2.1%
Cisco Systems, Inc.	982,496	22,017,735
Motorola Solutions, Inc.	27,941	1,796,327
QUALCOMM, Inc.	182,886	14,422,390

Total Communications Equipment		38,236,452
Construction & Engineering – 0.0%
Fluor Corp.	7,722	600,231
Consumer Finance – 0.7%
American Express Co.	65,761	5,920,463
Capital One Financial Corp.	52,439	4,046,193
Discover Financial Services	39,512	2,299,203
SLM Corp.	57,769	1,414,185

Total Consumer Finance		13,680,044
Distributors – 0.1%
Genuine Parts Co.	23,197	2,014,660
Diversified Financial Services – 0.4%
CME Group, Inc.	41,185	3,048,102
Leucadia National Corp.	18,074	506,072
McGraw Hill Financial, Inc.	23,405	1,785,801

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2014

Investments	Shares	Value
Moody’s Corp.	16,254	$1,289,267

Total Diversified Financial Services		6,629,242
Diversified Telecommunication Services – 5.3%
AT&T, Inc.	1,574,426	55,215,120
CenturyLink, Inc.	228,618	7,507,815
Verizon Communications, Inc.	712,598	33,898,287

Total Diversified Telecommunication Services		96,621,222
Electric Utilities – 3.8%
American Electric Power Co., Inc.	119,085	6,032,846
Duke Energy Corp.	179,755	12,802,151
Edison International	54,187	3,067,526
Entergy Corp.	54,030	3,611,906
Exelon Corp.	219,292	7,359,440
FirstEnergy Corp.	162,509	5,530,181
NextEra Energy, Inc.	77,334	7,394,677
Northeast Utilities	62,641	2,850,166
PPL Corp.	177,047	5,867,338
Southern Co. (The)	247,370	10,869,438
Xcel Energy, Inc.	111,490	3,384,836

Total Electric Utilities		68,770,505
Electrical Equipment – 0.5%
AMETEK, Inc.	6,579	338,753
Emerson Electric Co.	103,420	6,908,456
Rockwell Automation, Inc.	16,495	2,054,452
Roper Industries, Inc.	2,587	345,391

Total Electrical Equipment		9,647,052
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	8,187	750,338
Corning, Inc.	190,622	3,968,750

Total Electronic Equipment, Instruments & Components		4,719,088
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.	28,358	1,843,837
Halliburton Co.	57,844	3,406,433
National Oilwell Varco, Inc.	32,099	2,499,549

Total Energy Equipment & Services		7,749,819
Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	26,002	2,903,903
CVS Caremark Corp.	87,563	6,554,966
Kroger Co. (The)	49,227	2,148,759
Sysco Corp.	102,486	3,702,819
Walgreen Co.	119,258	7,874,606
Wal-Mart Stores, Inc.	444,596	33,980,472
Whole Foods Market, Inc.	16,869	855,427

Total Food & Staples Retailing		58,020,952
Food Products – 2.0%
Archer-Daniels-Midland Co.	66,635	2,891,293
Campbell Soup Co.	51,404	2,307,012
ConAgra Foods, Inc.	75,430	2,340,593
General Mills, Inc.	110,339	5,717,767
Hershey Co. (The)	19,248	2,009,491
Hormel Foods Corp.	23,007	1,133,555
J.M. Smucker Co. (The)	13,696	1,331,799
Kellogg Co.	62,572	3,923,890
Kraft Foods Group, Inc.	134,603	7,551,228
Mead Johnson Nutrition Co.	19,070	1,585,480
Mondelez International, Inc. Class A	162,156	5,602,490

Total Food Products		36,394,598
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	204,830	7,888,003
Baxter International, Inc.	89,754	6,604,099
Becton Dickinson and Co.	20,331	2,380,353
C.R. Bard, Inc.	2,822	417,600
Medtronic, Inc.	110,739	6,814,878
St. Jude Medical, Inc.	27,864	1,822,027
Stryker Corp.	30,599	2,492,901
Zimmer Holdings, Inc.	8,431	797,404

Total Health Care Equipment & Supplies		29,217,265
Health Care Providers & Services – 1.0%
Aetna, Inc.	25,014	1,875,300
AmerisourceBergen Corp.	17,928	1,175,898
Cardinal Health, Inc.	35,611	2,492,058
Cigna Corp.	788	65,979
Humana, Inc.	9,604	1,082,563
McKesson Corp.	7,898	1,394,550
UnitedHealth Group, Inc.	88,572	7,262,018
WellPoint, Inc.	28,431	2,830,306

Total Health Care Providers & Services		18,178,672
Hotels, Restaurants & Leisure – 2.1%
Las Vegas Sands Corp.	83,934	6,780,188
Marriott International, Inc. Class A	24,190	1,355,124
McDonald’s Corp.	191,078	18,731,376
Starbucks Corp.	57,439	4,214,874
Starwood Hotels & Resorts Worldwide, Inc.	18,994	1,511,922
Wynn Resorts Ltd.	12,257	2,722,893
Yum! Brands, Inc.	51,505	3,882,962

Total Hotels, Restaurants & Leisure		39,199,339
Household Durables – 0.1%
Whirlpool Corp.	7,221	1,079,251
Household Products – 2.9%
Clorox Co. (The)	22,372	1,968,959
Colgate-Palmolive Co.	111,349	7,223,209
Kimberly-Clark Corp.	67,383	7,428,976
Procter & Gamble Co. (The)	452,483	36,470,130

Total Household Products		53,091,274
Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	59,361	847,675
Industrial Conglomerates – 2.8%
3M Co.	72,294	9,807,404
Danaher Corp.	5,235	392,625
General Electric Co.	1,599,573	41,412,945

Total Industrial Conglomerates		51,612,974

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2014

Investments	Shares	Value
Insurance – 2.1%
Aflac, Inc.	59,127	$3,727,366
Allstate Corp. (The)	49,281	2,788,319
American International Group, Inc.	64,872	3,244,249
Chubb Corp. (The)	27,249	2,433,336
CNA Financial Corp.	29,460	1,258,531
Hartford Financial Services Group, Inc.	42,921	1,513,824
Lincoln National Corp.	18,113	917,786
Loews Corp.	12,407	546,528
Marsh & McLennan Cos., Inc.	65,279	3,218,255
MetLife, Inc.	135,092	7,132,857
Principal Financial Group, Inc.	36,327	1,670,679
Progressive Corp. (The)	37,321	903,914
Prudential Financial, Inc.	61,776	5,229,338
Travelers Cos., Inc. (The)	47,137	4,011,359

Total Insurance		38,596,341
IT Services – 2.3%
Automatic Data Processing, Inc.	66,862	5,165,758
Fidelity National Information Services, Inc.	28,237	1,509,268
International Business Machines Corp.	130,693	25,157,096
MasterCard, Inc. Class A	19,604	1,464,419
Paychex, Inc.	67,455	2,873,583
Visa, Inc. Class A	21,895	4,726,255
Xerox Corp.	139,638	1,577,909

Total IT Services		42,474,288
Leisure Products – 0.1%
Mattel, Inc.	60,487	2,426,134
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	15,692	877,497
Thermo Fisher Scientific, Inc.	11,793	1,417,990

Total Life Sciences Tools & Services		2,295,487
Machinery – 1.6%
Caterpillar, Inc.	98,069	9,745,117
Cummins, Inc.	19,569	2,915,585
Deere & Co.	49,565	4,500,502
Dover Corp.	15,954	1,304,239
Flowserve Corp.	5,780	452,805
Illinois Tool Works, Inc.	52,529	4,272,184
PACCAR, Inc.	28,095	1,894,727
Parker Hannifin Corp.	12,578	1,505,712
Stanley Black & Decker, Inc.	22,000	1,787,280

Total Machinery		28,378,151
Media – 2.2%
CBS Corp. Class B	26,062	1,610,632
Comcast Corp. Class A	188,808	9,444,176
Comcast Corp. Special Class A	43,381	2,115,258
Omnicom Group, Inc.	33,215	2,411,409
Time Warner Cable, Inc.	31,209	4,281,251
Time Warner, Inc.	88,256	5,765,764
Twenty-First Century Fox, Inc. Class A	62,877	2,010,178
Twenty-First Century Fox, Inc. Class B	34,671	1,078,961
Viacom, Inc. Class B	35,221	2,993,433
Walt Disney Co. (The)	107,431	8,602,000

Total Media		40,313,062
Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc.	209,293	6,921,320
Newmont Mining Corp.	96,669	2,265,921
Nucor Corp.	51,705	2,613,171
Southern Copper Corp.	88,153	2,566,134

Total Metals & Mining		14,366,546
Multiline Retail – 0.6%
Kohl’s Corp.	31,732	1,802,378
Macy’s, Inc.	41,206	2,443,104
Nordstrom, Inc.	21,598	1,348,795
Target Corp.	96,791	5,856,823

Total Multiline Retail		11,451,100
Multi-Utilities – 1.8%
CenterPoint Energy, Inc.	88,200	2,089,458
Consolidated Edison, Inc.	73,839	3,961,462
Dominion Resources, Inc.	115,033	8,166,193
DTE Energy Co.	39,777	2,955,033
NiSource, Inc.	54,857	1,949,069
PG&E Corp.	113,326	4,895,683
Public Service Enterprise Group, Inc.	128,665	4,907,283
Sempra Energy	39,723	3,843,598

Total Multi-Utilities		32,767,779
Oil, Gas & Consumable Fuels – 10.3%
Anadarko Petroleum Corp.	25,534	2,164,262
Apache Corp.	21,066	1,747,425
Cabot Oil & Gas Corp.	5,229	177,158
Chesapeake Energy Corp.	50,313	1,289,019
Chevron Corp.	359,591	42,758,966
ConocoPhillips	277,648	19,532,537
Devon Energy Corp.	34,235	2,291,348
EOG Resources, Inc.	7,247	1,421,644
EQT Corp.	1,557	150,982
Exxon Mobil Corp.	629,426	61,482,332
Hess Corp.	23,482	1,946,188
Kinder Morgan, Inc.	282,214	9,169,133
Marathon Oil Corp.	86,633	3,077,204
Marathon Petroleum Corp.	33,170	2,887,117
Murphy Oil Corp.	21,450	1,348,347
Noble Energy, Inc.	17,040	1,210,521
Occidental Petroleum Corp.	127,099	12,111,264
ONEOK, Inc.	30,101	1,783,484
Phillips 66	71,729	5,527,437
Pioneer Natural Resources Co.	356	66,622
Range Resources Corp.	2,228	184,857
Spectra Energy Corp.	138,875	5,130,043
Valero Energy Corp.	57,576	3,057,286
Williams Cos., Inc. (The)	154,892	6,285,517

Total Oil, Gas & Consumable Fuels		186,800,693
Paper & Forest Products – 0.2%
International Paper Co.	70,547	3,236,696

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2014

Investments	Shares	Value
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,608	$976,983
Pharmaceuticals – 8.7%
AbbVie, Inc.	267,953	13,772,784
Allergan, Inc.	3,834	475,799
Bristol-Myers Squibb Co.	248,576	12,913,523
Eli Lilly & Co.	248,800	14,644,368
Johnson & Johnson	459,154	45,102,698
Merck & Co., Inc.	586,503	33,295,775
Pfizer, Inc.	1,180,872	37,929,609
Zoetis, Inc. Class A	22,366	647,272

Total Pharmaceuticals		158,781,828
Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	31,983	2,618,448
AvalonBay Communities, Inc.	26,100	3,427,452
Boston Properties, Inc.	21,899	2,508,092
Crown Castle International Corp.	35,856	2,645,456
Equity Residential	61,928	3,591,205
General Growth Properties, Inc.	141,161	3,105,542
HCP, Inc.	146,950	5,700,190
Health Care REIT, Inc.	91,425	5,448,930
Host Hotels & Resorts, Inc.	109,082	2,207,820
Prologis, Inc.	85,314	3,483,371
Public Storage	35,839	6,038,513
Simon Property Group, Inc.	54,445	8,928,980
Ventas, Inc.	77,226	4,677,579
Vornado Realty Trust	34,566	3,406,825
Weyerhaeuser Co.	92,365	2,710,913

Total Real Estate Investment Trusts (REITs)		60,499,316
Road & Rail – 1.0%
CSX Corp.	124,810	3,615,746
Kansas City Southern	4,521	461,413
Norfolk Southern Corp.	40,729	3,957,637
Union Pacific Corp.	50,793	9,531,814

Total Road & Rail		17,566,610
Semiconductors & Semiconductor Equipment – 2.6%
Altera Corp.	34,029	1,233,211
Analog Devices, Inc.	48,217	2,562,251
Applied Materials, Inc.	162,075	3,309,572
Broadcom Corp. Class A	44,116	1,388,772
Intel Corp.	1,015,857	26,219,269
KLA-Tencor Corp.	27,299	1,887,453
Texas Instruments, Inc.	173,122	8,162,702
Xilinx, Inc.	32,992	1,790,476

Total Semiconductors & Semiconductor Equipment		46,553,706
Software – 4.5%
Activision Blizzard, Inc.	45,264	925,196
CA, Inc.	79,728	2,469,176
Intuit, Inc.	16,773	1,303,765
Microsoft Corp.	1,456,440	59,699,476
Oracle Corp.	361,566	14,791,665
Symantec Corp.	99,631	1,989,631

Total Software		81,178,909
Specialty Retail – 1.5%
Best Buy Co., Inc.	30,633	809,018
Gap, Inc. (The)	54,757	2,193,565
Home Depot, Inc. (The)	158,643	12,553,421
L Brands, Inc.	31,723	1,800,915
Lowe’s Cos., Inc.	89,742	4,388,384
Ross Stores, Inc.	11,475	821,036
Staples, Inc.	115,868	1,313,943
Tiffany & Co.	10,532	907,332
TJX Cos., Inc. (The)	37,880	2,297,422
Tractor Supply Co.	5,377	379,777

Total Specialty Retail		27,464,813
Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	113,166	60,740,719
EMC Corp.	200,550	5,497,075
Hewlett-Packard Co.	235,172	7,610,166
NetApp, Inc.	28,205	1,040,764
SanDisk Corp.	16,360	1,328,268
Western Digital Corp.	20,024	1,838,604

Total Technology Hardware, Storage & Peripherals		78,055,596
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	38,437	1,908,781
NIKE, Inc. Class B	43,953	3,246,369
PVH Corp.	482	60,139
Ralph Lauren Corp.	3,241	521,574
VF Corp.	44,294	2,740,913

Total Textiles, Apparel & Luxury Goods		8,477,776
Tobacco – 3.7%
Altria Group, Inc.	574,452	21,501,738
Lorillard, Inc.	92,826	5,020,030
Philip Morris International, Inc.	400,038	32,751,111
Reynolds American, Inc.	159,089	8,498,535

Total Tobacco		67,771,414
Trading Companies & Distributors – 0.2%
Fastenal Co.	35,006	1,726,496
W.W. Grainger, Inc.	5,823	1,471,239

Total Trading Companies & Distributors		3,197,735
TOTAL COMMON STOCKS (Cost: $1,502,144,346)		1,817,574,061
EXCHANGE-TRADED FUND – 0.0%
WisdomTree Total Dividend Fund(a)
(Cost: $1,123,851)	16,719	1,140,905
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,503,268,197)		1,818,714,966
Other Assets in Excess of Liabilities – 0.2%		3,170,994

NET ASSETS – 100.0%		$1,821,885,960
(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2014

Investments	Shares	Value

UNITED STATES – 99.9%
COMMON STOCKS – 99.7%
Aerospace & Defense – 3.5%
General Dynamics Corp.	104,089	$11,337,374
Lockheed Martin Corp.	102,510	16,733,732
Raytheon Co.	110,534	10,919,654

Total Aerospace & Defense		38,990,760
Air Freight & Logistics – 0.8%
United Parcel Service, Inc. Class B	91,049	8,866,352
Beverages – 1.2%
Dr. Pepper Snapple Group, Inc.	247,117	13,457,992
Chemicals – 5.4%
Air Products & Chemicals, Inc.	92,998	11,070,482
CF Industries Holdings, Inc.	30,774	8,020,935
Dow Chemical Co. (The)	281,041	13,655,782
E.I. du Pont de Nemours & Co.	179,474	12,042,706
Mosaic Co. (The)	177,993	8,899,650
Praxair, Inc.	57,920	7,585,782

Total Chemicals		61,275,337
Commercial Services & Supplies – 2.1%
Republic Services, Inc.	345,524	11,803,100
Waste Management, Inc.	283,927	11,944,809

Total Commercial Services & Supplies		23,747,909
Communications Equipment – 1.2%
Cisco Systems, Inc.	579,214	12,980,186
Distributors – 0.9%
Genuine Parts Co.	121,579	10,559,136
Diversified Consumer Services – 1.0%
H&R Block, Inc.	383,970	11,592,054
Diversified Telecommunication Services – 5.6%
AT&T, Inc.	570,195	19,996,739
CenturyLink, Inc.	815,673	26,786,701
Verizon Communications, Inc.	332,409	15,812,696

Total Diversified Telecommunication Services		62,596,136
Electric Utilities – 11.0%
Duke Energy Corp.	239,042	17,024,571
Entergy Corp.	322,152	21,535,861
Exelon Corp.	609,412	20,451,867
FirstEnergy Corp.	733,841	24,972,609
PPL Corp.	614,949	20,379,410
Southern Co. (The)	446,386	19,614,201

Total Electric Utilities		123,978,519
Electrical Equipment – 0.9%
Emerson Electric Co.	143,774	9,604,103
Energy Equipment & Services – 2.8%
Diamond Offshore Drilling, Inc.	393,508	19,187,450
Helmerich & Payne, Inc.	120,150	12,923,334

Total Energy Equipment & Services		32,110,784
Food & Staples Retailing – 1.1%
Sysco Corp.	351,516	12,700,273
Food Products – 2.4%
ConAgra Foods, Inc.	363,630	11,283,439
Kraft Foods Group, Inc.	283,697	15,915,402

Total Food Products		27,198,841
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	234,561	9,032,944
Baxter International, Inc.	164,810	12,126,720
ResMed, Inc.	162,890	7,279,554

Total Health Care Equipment & Supplies		28,439,218
Health Care Providers & Services – 0.7%
Quest Diagnostics, Inc.	137,579	7,968,576
Hotels, Restaurants & Leisure – 3.5%
Darden Restaurants, Inc.	301,617	15,310,079
McDonald’s Corp.	132,298	12,969,173
Wynn Resorts Ltd.	48,617	10,800,267

Total Hotels, Restaurants & Leisure		39,079,519
Household Products – 2.0%
Clorox Co. (The)	125,371	11,033,901
Kimberly-Clark Corp.	107,623	11,865,436

Total Household Products		22,899,337
Industrial Conglomerates – 0.9%
General Electric Co.	392,049	10,150,149
IT Services – 2.0%
Paychex, Inc.	287,155	12,232,803
Western Union Co. (The)	643,084	10,520,854

Total IT Services		22,753,657
Leisure Products – 0.9%
Mattel, Inc.	266,499	10,689,275
Machinery – 1.9%
Caterpillar, Inc.	124,215	12,343,245
Deere & Co.	105,287	9,560,060

Total Machinery		21,903,305
Metals & Mining – 3.0%
Freeport-McMoRan Copper & Gold, Inc.	373,623	12,355,713
Newmont Mining Corp.	470,782	11,035,130
Nucor Corp.	204,557	10,338,311

Total Metals & Mining		33,729,154
Multiline Retail – 1.8%
Kohl’s Corp.	183,099	10,400,023
Target Corp.	155,197	9,390,971

Total Multiline Retail		19,790,994
Multi-Utilities – 6.4%
Ameren Corp.	465,218	19,166,982
Consolidated Edison, Inc.	294,723	15,811,889
PG&E Corp.	414,021	17,885,707
Public Service Enterprise Group, Inc.	506,230	19,307,612

Total Multi-Utilities		72,172,190

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2014

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 9.5%
Chevron Corp.	105,138	$12,501,959
ConocoPhillips	206,757	14,545,355
Exxon Mobil Corp.	103,813	10,140,454
HollyFrontier Corp.	204,241	9,717,787
Kinder Morgan, Inc.	521,089	16,930,182
Occidental Petroleum Corp.	109,163	10,402,142
Spectra Energy Corp.	408,090	15,074,844
Williams Cos., Inc. (The)	435,578	17,675,755

Total Oil, Gas & Consumable Fuels		106,988,478
Paper & Forest Products – 1.0%
International Paper Co.	239,731	10,998,858
Pharmaceuticals – 7.0%
AbbVie, Inc.	234,315	12,043,791
Bristol-Myers Squibb Co.	192,676	10,009,518
Eli Lilly & Co.	290,544	17,101,420
Johnson & Johnson	115,824	11,377,392
Merck & Co., Inc.	281,058	15,955,663
Pfizer, Inc.	373,561	11,998,779

Total Pharmaceuticals		78,486,563
Real Estate Investment Trusts (REITs) – 0.6%
Crown Castle International Corp.	98,657	7,278,913
Semiconductors & Semiconductor Equipment – 6.1%
Intel Corp.	562,146	14,508,988
KLA-Tencor Corp.	175,625	12,142,712
Maxim Integrated Products, Inc.	476,274	15,774,195
Microchip Technology, Inc.	294,018	14,042,300
Texas Instruments, Inc.	249,647	11,770,856

Total Semiconductors & Semiconductor Equipment		68,239,051
Software – 2.1%
CA, Inc.	359,910	11,146,413
Microsoft Corp.	308,538	12,646,972

Total Software		23,793,385
Specialty Retail – 0.7%
Staples, Inc.	744,360	8,441,042
Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.	172,649	8,573,749
Tobacco – 6.4%
Altria Group, Inc.	511,065	19,129,163
Lorillard, Inc.	321,969	17,412,083
Philip Morris International, Inc.	185,283	15,169,119
Reynolds American, Inc.	377,718	20,177,696

Total Tobacco		71,888,061
TOTAL COMMON STOCKS (Cost: $980,685,558)		1,123,921,856
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree LargeCap Dividend Fund(a)	18,289	1,237,251
WisdomTree MidCap Dividend Fund(a)	16,124	1,241,709

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,425,612)		2,478,960
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $983,111,170)		1,126,400,816
Other Assets in Excess of Liabilities – 0.1%		1,411,211

NET ASSETS – 100.0%		$1,127,812,027
(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.7%
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.6%
Alliant Techsystems, Inc.	7,071	$1,005,142
Exelis, Inc.	109,504	2,081,671
Huntington Ingalls Industries, Inc.	12,134	1,240,823
L-3 Communications Holdings, Inc.	49,185	5,811,208
Rockwell Collins, Inc.	59,173	4,714,313
Textron, Inc.	18,005	707,416
Triumph Group, Inc.	2,912	188,057

Total Aerospace & Defense		15,748,630
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	98,968	5,184,934
Expeditors International of Washington, Inc.	75,734	3,001,338

Total Air Freight & Logistics		8,186,272
Airlines – 0.2%
Alaska Air Group, Inc.	20,586	1,920,880
Auto Components – 0.9%
Allison Transmission Holdings, Inc.	84,305	2,524,092
Dana Holding Corp.	40,738	947,973
Gentex Corp.	63,969	2,016,943
Goodyear Tire & Rubber Co. (The)	57,255	1,496,073
Lear Corp.	17,891	1,497,835

Total Auto Components		8,482,916
Automobiles – 0.2%
Thor Industries, Inc.	23,831	1,455,121
Banks – 2.8%
Associated Banc-Corp.	54,380	982,103
Bank of Hawaii Corp.	21,995	1,333,117
BankUnited, Inc.	41,604	1,446,571
BOK Financial Corp.	28,076	1,938,648
CapitalSource, Inc.	8,595	125,401
City National Corp.	11,220	883,238
Comerica, Inc.	43,051	2,230,042
Commerce Bancshares, Inc.	29,430	1,366,141
Cullen/Frost Bankers, Inc.	27,087	2,100,055
East West Bancorp, Inc.	38,485	1,404,702
First Horizon National Corp.	68,008	839,219
First Niagara Financial Group, Inc.	168,213	1,589,613
First Republic Bank	19,609	1,058,690
FirstMerit Corp.	78,070	1,626,198
Hancock Holding Co.	35,172	1,289,054
Huntington Bancshares, Inc.	283,367	2,825,169
Investors Bancorp, Inc.	14,805	409,210
Prosperity Bancshares, Inc.	16,181	1,070,373
Synovus Financial Corp.	179,396	608,152
TCF Financial Corp.	33,039	550,430
UMB Financial Corp.	9,633	623,255
Webster Financial Corp.	28,819	895,118
Zions Bancorp.	16,161	500,668

Total Banks		27,695,167
Beverages – 2.1%
Brown-Forman Corp. Class A	23,309	2,072,870
Brown-Forman Corp. Class B	46,590	4,178,657
Dr. Pepper Snapple Group, Inc.	166,380	9,061,055
Molson Coors Brewing Co. Class B	97,313	5,727,843

Total Beverages		21,040,425
Building Products – 0.7%
A.O. Smith Corp.	18,280	841,246
Fortune Brands Home & Security, Inc.	39,937	1,680,549
Lennox International, Inc.	14,628	1,329,831
Masco Corp.	130,123	2,890,032

Total Building Products		6,741,658
Capital Markets – 1.0%
Eaton Vance Corp.	40,351	1,539,794
Federated Investors, Inc. Class B	60,761	1,855,641
Financial Engines, Inc.	2,327	118,165
Legg Mason, Inc.	23,041	1,129,931
LPL Financial Holdings, Inc.	27,240	1,431,190
Raymond James Financial, Inc.	24,848	1,389,749
SEI Investments Co.	31,341	1,053,371
Waddell & Reed Financial, Inc. Class A	24,294	1,788,524

Total Capital Markets		10,306,365
Chemicals – 4.2%
Airgas, Inc.	34,313	3,654,678
Albemarle Corp.	32,167	2,136,532
Ashland, Inc.	29,349	2,919,639
Axiall Corp.	24,719	1,110,377
Cabot Corp.	26,877	1,587,356
Celanese Corp. Series A	54,908	3,047,943
Cytec Industries, Inc.	5,224	509,915
H.B. Fuller Co.	10,663	514,810
Huntsman Corp.	133,248	3,253,916
International Flavors & Fragrances, Inc.	39,029	3,733,904
NewMarket Corp.	4,654	1,818,690
PolyOne Corp.	17,840	654,014
Rockwood Holdings, Inc.	49,474	3,680,866
RPM International, Inc.	83,644	3,499,665
Scotts Miracle-Gro Co. (The) Class A	46,348	2,840,205
Sensient Technologies Corp.	24,539	1,384,245
Valhi, Inc.	118,628	1,046,299
Valspar Corp.	29,819	2,150,546
Westlake Chemical Corp.	26,986	1,785,933

Total Chemicals		41,329,533
Commercial Services & Supplies – 2.6%
ADT Corp. (The)	69,423	2,079,219
Cintas Corp.	43,437	2,589,280
Iron Mountain, Inc.	185,988	5,127,689
KAR Auction Services, Inc.	129,590	3,933,056
Pitney Bowes, Inc.	179,812	4,673,314
R.R. Donnelley & Sons Co.	269,923	4,831,622
Rollins, Inc.	46,308	1,400,354
Waste Connections, Inc.	34,516	1,513,872

Total Commercial Services & Supplies		26,148,406

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2014

Investments	Shares	Value
Communications Equipment – 0.5%
Harris Corp.	70,298	$5,143,001
Construction & Engineering – 0.3%
EMCOR Group, Inc.	10,530	492,699
KBR, Inc.	41,743	1,113,703
URS Corp.	31,847	1,498,720

Total Construction & Engineering		3,105,122
Construction Materials – 0.3%
Eagle Materials, Inc.	6,969	617,871
Martin Marietta Materials, Inc.	20,136	2,584,456
Vulcan Materials Co.	2,561	170,178

Total Construction Materials		3,372,505
Containers & Packaging – 2.9%
AptarGroup, Inc.	26,431	1,747,089
Avery Dennison Corp.	59,771	3,028,597
Ball Corp.	38,608	2,116,104
Bemis Co., Inc.	70,153	2,752,804
MeadWestvaco Corp.	128,238	4,826,878
Packaging Corp. of America	66,039	4,647,164
Rock-Tenn Co. Class A	25,603	2,702,909
Sealed Air Corp.	83,344	2,739,517
Silgan Holdings, Inc.	19,496	965,442
Sonoco Products Co.	81,188	3,330,332

Total Containers & Packaging		28,856,836
Distributors – 0.1%
Pool Corp.	15,901	975,049
Diversified Consumer Services – 1.0%
Graham Holdings Co. Class B	2,488	1,750,930
H&R Block, Inc.	204,790	6,182,610
Service Corp. International	89,111	1,771,527
Sotheby’s	14,072	612,836

Total Diversified Consumer Services		10,317,903
Diversified Financial Services – 0.3%
CBOE Holdings, Inc.	19,095	1,080,777
ING US, Inc.	4,564	165,536
MarketAxess Holdings, Inc.	4,793	283,841
NASDAQ OMX Group, Inc. (The)	35,746	1,320,457

Total Diversified Financial Services		2,850,611
Diversified Telecommunication Services – 2.9%
Frontier Communications Corp.	2,238,857	12,761,485
Windstream Holdings, Inc.	1,916,059	15,788,326

Total Diversified Telecommunication Services		28,549,811
Electric Utilities – 3.9%
Cleco Corp.	49,281	2,492,633
Great Plains Energy, Inc.	153,424	4,148,585
Hawaiian Electric Industries, Inc.	126,630	3,218,935
IDACORP, Inc.	42,155	2,338,338
ITC Holdings Corp.	73,515	2,745,785
OGE Energy Corp.	129,369	4,755,604
Pepco Holdings, Inc.	376,372	7,708,099
Pinnacle West Capital Corp.	122,723	6,708,039
Westar Energy, Inc.	143,719	5,053,160

Total Electric Utilities		39,169,178
Electrical Equipment – 0.7%
Acuity Brands, Inc.	5,524	732,317
Babcock & Wilcox Co. (The)	34,355	1,140,586
EnerSys	9,007	624,095
Hubbell, Inc. Class B	25,770	3,089,050
Regal-Beloit Corp.	13,009	945,884

Total Electrical Equipment		6,531,932
Electronic Equipment, Instruments & Components – 1.0%
Avnet, Inc.	51,751	2,407,974
Belden, Inc.	3,142	218,683
CDW Corp.	34,414	944,320
Cognex Corp.*	13,983	473,464
FEI Co.	5,870	604,727
FLIR Systems, Inc.	47,070	1,694,520
Jabil Circuit, Inc.	109,019	1,962,342
National Instruments Corp.	60,842	1,745,557

Total Electronic Equipment, Instruments & Components		10,051,587
Energy Equipment & Services – 2.8%
Bristow Group, Inc.	12,723	960,841
CARBO Ceramics, Inc.	6,297	868,923
Diamond Offshore Drilling, Inc.	229,339	11,182,570
Helmerich & Payne, Inc.	68,793	7,399,375
Oceaneering International, Inc.	32,073	2,304,766
Patterson-UTI Energy, Inc.	30,059	952,269
RPC, Inc.	130,951	2,674,019
Tidewater, Inc.	23,213	1,128,616

Total Energy Equipment & Services		27,471,379
Food & Staples Retailing – 0.7%
Casey’s General Stores, Inc.	10,129	684,619
PriceSmart, Inc.	4,126	416,437
Safeway, Inc.	154,899	5,721,969

Total Food & Staples Retailing		6,823,025
Food Products – 1.7%
Flowers Foods, Inc.	112,480	2,412,696
Hillshire Brands Co.	68,982	2,570,269
Ingredion, Inc.	46,124	3,140,122
McCormick & Co., Inc.	63,056	4,523,638
Pinnacle Foods, Inc.	83,742	2,500,536
Seaboard Corp.*	32	83,886
Tyson Foods, Inc. Class A	43,966	1,934,944

Total Food Products		17,166,091
Gas Utilities – 2.3%
AGL Resources, Inc.	127,071	6,221,396
Atmos Energy Corp.	78,638	3,706,209
National Fuel Gas Co.	47,203	3,306,098
Piedmont Natural Gas Co., Inc.	75,341	2,666,318
Questar Corp.	147,133	3,498,823
UGI Corp.	84,263	3,843,235

Total Gas Utilities		23,242,079

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2014

Investments	Shares	Value
Health Care Equipment & Supplies – 0.8%
Cooper Cos., Inc. (The)	694	$95,328
DENTSPLY International, Inc.	19,290	888,112
ResMed, Inc.	82,111	3,669,541
STERIS Corp.	27,764	1,325,731
Teleflex, Inc.	15,535	1,665,973
West Pharmaceutical Services, Inc.	15,128	666,388

Total Health Care Equipment & Supplies		8,311,073
Health Care Providers & Services – 1.1%
HealthSouth Corp.	47,441	1,704,555
Omnicare, Inc.	25,252	1,506,787
Patterson Cos., Inc.	43,650	1,822,824
Quest Diagnostics, Inc.	86,017	4,982,105
Universal Health Services, Inc. Class B	6,009	493,158

Total Health Care Providers & Services		10,509,429
Hotels, Restaurants & Leisure – 3.6%
Brinker International, Inc.	36,701	1,924,967
Burger King Worldwide, Inc.	120,554	3,200,709
Cheesecake Factory, Inc. (The)	15,862	755,507
Choice Hotels International, Inc.	23,226	1,068,396
Cracker Barrel Old Country Store, Inc.	16,997	1,652,788
Darden Restaurants, Inc.	143,391	7,278,527
Domino’s Pizza, Inc.	16,714	1,286,477
Dunkin’ Brands Group, Inc.	45,271	2,271,699
International Game Technology	157,446	2,213,691
SeaWorld Entertainment, Inc.	66,557	2,012,018
Six Flags Entertainment Corp.	132,471	5,318,711
Vail Resorts, Inc.	10,388	724,044
Wendy’s Co. (The)	242,853	2,214,819
Wyndham Worldwide Corp.	55,197	4,042,076

Total Hotels, Restaurants & Leisure		35,964,429
Household Durables – 1.9%
D.R. Horton, Inc.	63,697	1,379,040
Harman International Industries, Inc.	25,135	2,674,364
Leggett & Platt, Inc.	147,578	4,816,946
Lennar Corp. Class A	18,099	717,082
Newell Rubbermaid, Inc.	142,827	4,270,527
PulteGroup, Inc.	110,311	2,116,868
Tupperware Brands Corp.	35,807	2,999,194

Total Household Durables		18,974,021
Household Products – 0.9%
Church & Dwight Co., Inc.	61,730	4,263,691
Energizer Holdings, Inc.	30,277	3,050,105
Spectrum Brands Holdings, Inc.	19,670	1,567,699

Total Household Products		8,881,495
Independent Power and Renewable Electricity Producers – 0.5%
NRG Energy, Inc.	146,107	4,646,203
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	18,890	1,498,733
Insurance – 3.5%
American Financial Group, Inc.	22,442	1,295,128
American National Insurance Co.	11,794	1,333,312
AmTrust Financial Services, Inc.	23,154	870,822
Arthur J. Gallagher & Co.	65,198	3,102,121
Assurant, Inc.	17,760	1,153,690
Brown & Brown, Inc.	30,990	953,252
Cincinnati Financial Corp.	86,371	4,202,813
CNO Financial Group, Inc.	24,790	448,699
Erie Indemnity Co. Class A	24,560	1,713,306
Fidelity National Financial, Inc. Class A	100,010	3,144,314
First American Financial Corp.	29,253	776,667
Hanover Insurance Group, Inc. (The)	15,918	978,002
HCC Insurance Holdings, Inc.	31,949	1,453,360
Mercury General Corp.	44,638	2,012,281
Old Republic International Corp.	185,233	3,037,821
ProAssurance Corp.	21,009	935,531
Protective Life Corp.	20,282	1,066,630
Reinsurance Group of America, Inc.	17,885	1,424,183
StanCorp Financial Group, Inc.	12,056	805,341
Torchmark Corp.	12,892	1,014,600
Unum Group	71,075	2,509,658
W.R. Berkley Corp.	20,196	840,557

Total Insurance		35,072,088
Internet & Catalog Retail – 0.3%
Expedia, Inc.	27,467	1,991,358
HSN, Inc.	22,653	1,353,064

Total Internet & Catalog Retail		3,344,422
Internet Software & Services – 0.2%
IAC/InterActiveCorp	32,467	2,317,819
IT Services – 2.1%
Broadridge Financial Solutions, Inc.	67,333	2,500,748
Computer Sciences Corp.	58,304	3,546,049
DST Systems, Inc.	14,682	1,391,707
Global Payments, Inc.	2,486	176,779
Jack Henry & Associates, Inc.	30,586	1,705,476
Leidos Holdings, Inc.	64,730	2,289,500
MAXIMUS, Inc.	7,434	333,489
Total System Services, Inc.	61,373	1,866,353
Western Union Co. (The)	429,106	7,020,174

Total IT Services		20,830,275
Leisure Products – 1.0%
Brunswick Corp.	20,767	940,537
Hasbro, Inc.	104,615	5,818,686
Polaris Industries, Inc.	21,843	3,051,686

Total Leisure Products		9,810,909
Life Sciences Tools & Services – 0.2%
PerkinElmer, Inc.	20,497	923,595
Techne Corp.	12,966	1,106,907

Total Life Sciences Tools & Services		2,030,502
Machinery – 3.6%
Actuant Corp. Class A	2,574	87,902
AGCO Corp.	17,942	989,681

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2014

Investments	Shares	Value
CLARCOR, Inc.	14,205	$814,657
Crane Co.	27,475	1,954,846
Donaldson Co., Inc.	46,557	1,974,017
Graco, Inc.	21,006	1,569,989
IDEX Corp.	27,187	1,981,660
ITT Corp.	22,382	957,054
Joy Global, Inc.	36,164	2,097,512
Kennametal, Inc.	29,217	1,294,313
Lincoln Electric Holdings, Inc.	27,762	1,999,142
Manitowoc Co., Inc. (The)	12,568	395,264
Nordson Corp.	16,664	1,174,645
Oshkosh Corp.	27,131	1,597,202
Pall Corp.	38,490	3,443,700
Snap-on, Inc.	25,231	2,863,214
SPX Corp.	12,518	1,230,644
Timken Co. (The)	45,085	2,650,096
Toro Co. (The)	13,589	858,689
Trinity Industries, Inc.	22,523	1,623,233
Valmont Industries, Inc.	4,844	720,981
Wabtec Corp.	5,448	422,220
Woodward, Inc.	12,891	535,363
Xylem, Inc.	65,088	2,370,505

Total Machinery		35,606,529
Media – 2.3%
Cablevision Systems Corp. Class A	205,653	3,469,366
Cinemark Holdings, Inc.	92,435	2,681,539
Gannett Co., Inc.	176,857	4,881,253
Interpublic Group of Cos., Inc. (The)	203,041	3,480,123
John Wiley & Sons, Inc. Class A	24,484	1,411,258
Morningstar, Inc.	7,679	606,794
Regal Entertainment Group Class A	152,612	2,850,792
Scripps Networks Interactive, Inc. Class A	21,125	1,603,599
Viacom, Inc. Class A	19,288	1,644,495

Total Media		22,629,219
Metals & Mining – 1.9%
Alcoa, Inc.	344,477	4,433,419
Allegheny Technologies, Inc.	62,109	2,340,267
Carpenter Technology Corp.	16,494	1,089,264
Cliffs Natural Resources, Inc.	100,084	2,047,718
Reliance Steel & Aluminum Co.	36,404	2,572,307
Royal Gold, Inc.	30,216	1,892,126
Steel Dynamics, Inc.	140,069	2,491,827
United States Steel Corp.	27,765	766,592
Worthington Industries, Inc.	26,064	996,948

Total Metals & Mining		18,630,468
Multiline Retail – 0.3%
Dillard’s, Inc. Class A	2,782	257,057
Family Dollar Stores, Inc.	49,546	2,874,163

Total Multiline Retail		3,131,220
Multi-Utilities – 6.3%
Alliant Energy Corp.	106,315	6,039,755
Ameren Corp.	284,585	11,724,902
CMS Energy Corp.	268,641	7,865,809
Integrys Energy Group, Inc.	105,108	6,269,692
MDU Resources Group, Inc.	119,855	4,112,225
SCANA Corp.	158,838	8,151,566
TECO Energy, Inc.	295,776	5,072,558
Vectren Corp.	88,290	3,477,743
Wisconsin Energy Corp.	219,467	10,216,189

Total Multi-Utilities		62,930,439
Oil, Gas & Consumable Fuels – 3.2%
Cimarex Energy Co.	12,837	1,529,015
CONSOL Energy, Inc.	80,007	3,196,280
CVR Energy, Inc.	169,587	7,165,051
Energen Corp.	16,337	1,320,193
HollyFrontier Corp.	130,838	6,225,272
Peabody Energy Corp.	129,109	2,109,641
QEP Resources, Inc.	12,462	366,881
SemGroup Corp. Class A	15,671	1,029,271
SM Energy Co.	2,205	157,195
Targa Resources Corp.	30,834	3,060,583
Tesoro Corp.	61,116	3,091,858
Western Refining, Inc.	46,417	1,791,696
World Fuel Services Corp.	6,659	293,662

Total Oil, Gas & Consumable Fuels		31,336,598
Personal Products – 0.4%
Avon Products, Inc.	160,152	2,344,625
Nu Skin Enterprises, Inc. Class A	14,019	1,161,474

Total Personal Products		3,506,099
Pharmaceuticals – 0.2%
Questcor Pharmaceuticals, Inc.	35,027	2,274,303
Professional Services – 0.9%
Dun & Bradstreet Corp. (The)	13,764	1,367,453
Equifax, Inc.	41,862	2,847,872
Manpowergroup, Inc.	22,355	1,762,245
Robert Half International, Inc.	58,098	2,437,211
Towers Watson & Co. Class A	6,301	718,629

Total Professional Services		9,133,410
Real Estate Investment Trusts (REITs) – 15.9%
Alexandria Real Estate Equities, Inc.	49,060	3,559,794
American Campus Communities, Inc.	74,369	2,777,682
American Homes 4 Rent Class A	37,554	627,527
Apartment Investment & Management Co. Class A	87,357	2,639,928
BioMed Realty Trust, Inc.	157,545	3,228,097
BRE Properties, Inc.	34,823	2,186,188
Camden Property Trust	60,089	4,046,393
CBL & Associates Properties, Inc.	140,257	2,489,562
CommonWealth REIT	82,272	2,163,754
Corrections Corp. of America	109,480	3,428,914
DDR Corp.	206,759	3,407,388
Digital Realty Trust, Inc.	139,322	7,395,212
Douglas Emmett, Inc.	77,311	2,098,221
Duke Realty Corp.	243,047	4,102,633
EPR Properties	51,456	2,747,236

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2014

Investments	Shares	Value
Equity Lifestyle Properties, Inc.	37,542	$1,526,082
Equity One, Inc.	77,349	1,727,977
Essex Property Trust, Inc.	20,234	3,440,792
Extra Space Storage, Inc.	72,855	3,534,196
Federal Realty Investment Trust	32,068	3,678,841
Highwoods Properties, Inc.	68,314	2,623,941
Home Properties, Inc.	48,057	2,889,187
Hospitality Properties Trust	168,354	4,835,127
Kilroy Realty Corp.	36,471	2,136,471
Kimco Realty Corp.	291,462	6,377,189
LaSalle Hotel Properties	58,740	1,839,149
Lexington Realty Trust	234,787	2,561,526
Liberty Property Trust	130,920	4,838,803
Macerich Co. (The)	94,747	5,905,580
Mid-America Apartment Communities, Inc.	55,475	3,787,278
National Retail Properties, Inc.	101,837	3,495,046
Omega Healthcare Investors, Inc.	124,911	4,187,017
Piedmont Office Realty Trust, Inc. Class A	126,637	2,171,825
Plum Creek Timber Co., Inc.	109,266	4,593,543
Rayonier, Inc.	93,900	4,310,949
Realty Income Corp.	182,990	7,476,971
Regency Centers Corp.	59,223	3,023,926
Retail Properties of America, Inc. Class A	195,223	2,643,320
RLJ Lodging Trust	67,129	1,795,029
Senior Housing Properties Trust	208,227	4,678,861
SL Green Realty Corp.	33,347	3,355,375
Spirit Realty Capital, Inc.	322,852	3,544,915
Tanger Factory Outlet Centers, Inc.	43,035	1,506,225
Taubman Centers, Inc.	31,326	2,217,568
UDR, Inc.	162,294	4,192,054
Weingarten Realty Investors	85,601	2,568,030
WP Carey, Inc.	60,742	3,648,772

Total Real Estate Investment Trusts (REITs)		158,010,094
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	3,121	369,839
Road & Rail – 0.6%
JB Hunt Transport Services, Inc.	24,088	1,732,409
Landstar System, Inc.	43,156	2,555,698
Ryder System, Inc.	26,463	2,114,923

Total Road & Rail		6,403,030
Semiconductors & Semiconductor Equipment – 3.2%
Linear Technology Corp.	142,633	6,944,801
LSI Corp.	156,528	1,732,765
Maxim Integrated Products, Inc.	272,130	9,012,946
Microchip Technology, Inc.	173,891	8,305,034
NVIDIA Corp.	339,384	6,078,367

Total Semiconductors & Semiconductor Equipment		32,073,913
Software – 0.3%
FactSet Research Systems, Inc.	14,583	1,572,193
Mentor Graphics Corp.	22,704	499,942
Solera Holdings, Inc.	17,905	1,134,103

Total Software		3,206,238
Specialty Retail – 2.5%
Abercrombie & Fitch Co. Class A	50,418	1,941,093
Advance Auto Parts, Inc.	4,301	544,076
American Eagle Outfitters, Inc.	179,370	2,195,489
Buckle, Inc. (The)	19,811	907,344
Chico’s FAS, Inc.	50,061	802,478
CST Brands, Inc.	14,161	442,390
Dick’s Sporting Goods, Inc.	23,288	1,271,758
DSW, Inc. Class A	22,400	803,264
Foot Locker, Inc.	77,870	3,658,333
GameStop Corp. Class A	68,335	2,808,569
GNC Holdings, Inc. Class A	25,515	1,123,170
Guess?, Inc.	56,984	1,572,758
Penske Automotive Group, Inc.	34,820	1,488,903
PetSmart, Inc.	29,823	2,054,506
Williams-Sonoma, Inc.	52,473	3,496,801

Total Specialty Retail		25,110,932
Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	12,974	1,007,431
Hanesbrands, Inc.	30,504	2,332,946
Wolverine World Wide, Inc.	19,310	551,301

Total Textiles, Apparel & Luxury Goods		3,891,678
Thrifts & Mortgage Finance – 1.2%
Hudson City Bancorp, Inc.	149,492	1,469,506
New York Community Bancorp, Inc.	434,491	6,982,271
People’s United Financial, Inc.	227,907	3,388,977

Total Thrifts & Mortgage Finance		11,840,754
Trading Companies & Distributors – 0.4%
Air Lease Corp.	10,201	380,395
MSC Industrial Direct Co., Inc. Class A	21,066	1,822,630
Watsco, Inc.	13,374	1,336,197

Total Trading Companies & Distributors		3,539,222
Water Utilities – 0.9%
American Water Works Co., Inc.	125,534	5,699,244
Aqua America, Inc.	118,718	2,976,260

Total Water Utilities		8,675,504
Wireless Telecommunication Services – 0.2%
Telephone & Data Systems, Inc.	55,389	1,451,746
TOTAL COMMON STOCKS (Cost: $830,697,148)		988,624,115
EXCHANGE-TRADED FUND – 0.2%
WisdomTree LargeCap Dividend Fund(a) (Cost: $1,748,746)	26,815	1,814,035
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $832,445,894)		990,438,150
Other Assets in Excess of Liabilities – 0.3%		2,709,437

NET ASSETS – 100.0%		$993,147,587
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.8%
COMMON STOCKS – 99.5%
Aerospace & Defense – 0.6%
AAR Corp.	38,478	$998,504
American Science & Engineering, Inc.	22,457	1,508,437
Cubic Corp.	13,131	670,600
Curtiss-Wright Corp.	31,902	2,027,053
HEICO Corp.	5,007	301,221
HEICO Corp. Class A	10,314	447,731
National Presto Industries, Inc.	8,815	687,923

Total Aerospace & Defense		6,641,469
Air Freight & Logistics – 0.1%
Forward Air Corp.	28,609	1,319,161
Airlines – 0.1%
SkyWest, Inc.	55,152	703,739
Auto Components – 0.4%
Cooper Tire & Rubber Co.	121,518	2,952,887
Spartan Motors, Inc.	50,308	258,583
Standard Motor Products, Inc.	27,789	994,013
Strattec Security Corp.	3,421	247,099
Superior Industries International, Inc.	13,105	268,521

Total Auto Components		4,721,103
Banks – 7.0%
1st Source Corp.	17,226	552,782
1st United Bancorp, Inc.	5,880	45,041
Access National Corp.	9,846	159,604
American National Bankshares, Inc.	10,647	250,417
Arrow Financial Corp.	16,041	424,124
BancFirst Corp.	11,646	659,513
BancorpSouth, Inc.	27,163	677,988
Bank of Kentucky Financial Corp. (The)	5,010	188,075
Bank of the Ozarks, Inc.	19,527	1,329,008
Banner Corp.	8,953	368,953
Bar Harbor Bankshares	4,692	179,938
BBCN Bancorp, Inc.	50,857	871,689
Boston Private Financial Holdings, Inc.	66,226	896,038
Bridge Bancorp, Inc.	14,194	379,122
Bryn Mawr Bank Corp.	13,632	391,647
C&F Financial Corp.	3,055	101,243
Camden National Corp.	6,779	279,295
Cardinal Financial Corp.	14,517	258,838
Cathay General Bancorp	5,043	127,033
Center Bancorp, Inc.	9,077	172,463
Centerstate Banks, Inc.	4,338	47,371
Central Pacific Financial Corp.	23,163	467,893
Century Bancorp, Inc. Class A	1,577	53,791
Chemical Financial Corp.	28,566	926,967
Chemung Financial Corp.	4,887	132,535
City Holding Co.	17,663	792,362
CNB Financial Corp.	16,896	298,721
CoBiz Financial, Inc.	15,115	174,125
Columbia Banking System, Inc.	28,316	807,572
Community Bank System, Inc.	40,522	1,581,168
Community Trust Bancorp, Inc.	15,677	650,282
CVB Financial Corp.	85,114	1,353,313
Enterprise Bancorp, Inc.	7,528	153,120
Enterprise Financial Services Corp.	6,950	139,486
Fidelity Southern Corp.	5,101	71,261
Financial Institutions, Inc.	15,540	357,731
First Bancorp	13,870	263,530
First Bancorp, Inc.	15,940	259,822
First Busey Corp.	84,404	489,543
First Business Financial Services, Inc.	1,956	92,284
First Citizens BancShares, Inc. Class A	1,595	383,996
First Commonwealth Financial Corp.	87,813	793,830
First Community Bancshares, Inc.	18,441	301,695
First Connecticut Bancorp, Inc.	4,679	73,273
First Financial Bancorp	70,452	1,266,727
First Financial Bankshares, Inc.	17,607	1,087,937
First Financial Corp.	12,094	407,326
First Financial Holdings, Inc.	9,499	594,827
First Interstate Bancsystem, Inc.	13,228	373,294
First Merchants Corp.	8,985	194,435
First Midwest Bancorp, Inc.	23,151	395,419
Firstbank Corp.	3,485	65,065
Flushing Financial Corp.	25,695	541,394
FNB Corp.	211,954	2,840,184
Fulton Financial Corp.	161,210	2,028,022
German American Bancorp, Inc.	9,663	279,164
Glacier Bancorp, Inc.	52,363	1,522,192
Great Southern Bancorp, Inc.	11,546	346,726
Guaranty Bancorp	5,060	72,105
Hanmi Financial Corp.	13,631	317,602
Heartland Financial USA, Inc.	8,571	231,331
Heritage Commerce Corp.	13,070	105,344
Heritage Financial Corp.	11,798	199,622
Home BancShares, Inc.	17,768	611,575
Home Federal Bancorp, Inc.	8,928	138,920
Horizon Bancorp	5,050	112,514
Hudson Valley Holding Corp.	8,693	165,602
Iberiabank Corp.	22,149	1,553,752
Independent Bank Corp.	18,599	732,243
Independent Bank Group, Inc.	2,159	126,841
International Bancshares Corp.	40,953	1,027,101
Lakeland Bancorp, Inc.	29,426	331,043
Lakeland Financial Corp.	11,478	461,645
MainSource Financial Group, Inc.	12,979	221,941
MB Financial, Inc.	29,182	903,475
Mercantile Bank Corp.	7,033	145,020
Merchants Bancshares, Inc.	7,465	243,434
MidSouth Bancorp, Inc.	7,078	119,123
MidWestOne Financial Group, Inc.	5,502	138,870
National Bank Holdings Corp. Class A	13,874	278,451
National Penn Bancshares, Inc.	179,883	1,879,777
NBT Bancorp, Inc.	48,899	1,196,070
Northrim BanCorp, Inc.	5,997	154,063
Old National Bancorp	91,358	1,362,148

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
Pacific Continental Corp.	33,626	$462,694
PacWest Bancorp	36,005	1,548,575
Park National Corp.	24,369	1,873,732
Park Sterling Corp.	17,435	115,943
Peapack-Gladstone Financial Corp.	4,274	94,028
Penns Woods Bancorp, Inc.	6,209	302,875
Peoples Bancorp, Inc.	9,077	224,474
Pinnacle Financial Partners, Inc.	11,979	449,093
PrivateBancorp, Inc.	3,719	113,467
Renasant Corp.	24,335	706,932
Republic Bancorp, Inc. Class A	18,960	428,496
S&T Bancorp, Inc.	26,195	620,822
S.Y. Bancorp, Inc.	12,050	381,262
Sandy Spring Bancorp, Inc.	22,866	571,193
Sierra Bancorp	9,057	144,187
Simmons First National Corp. Class A	13,157	490,361
Southern National Bancorp of Virginia, Inc.	10,805	110,103
Southside Bancshares, Inc.	18,867	592,046
Sterling Bancorp	52,784	668,245
Susquehanna Bancshares, Inc.	163,759	1,865,215
Tompkins Financial Corp.	16,581	811,806
Tower Financial Corp.	2,037	50,579
TowneBank	27,565	427,533
Trico Bancshares	8,656	224,450
Trustmark Corp.	78,649	1,993,752
Umpqua Holdings Corp.	122,795	2,288,899
Union First Market Bankshares Corp.	32,118	816,440
United Bankshares, Inc.	70,254	2,151,177
Univest Corp. of Pennsylvania	21,553	442,268
Valley National Bancorp	448,908	4,673,132
ViewPoint Financial Group, Inc.	24,382	703,421
Washington Banking Co.	17,549	312,021
Washington Trust Bancorp, Inc.	16,276	609,862
WesBanco, Inc.	26,124	831,527
West Bancorp., Inc.	15,389	233,759
Westamerica Bancorp.	25,515	1,379,851
Wilshire Bancorp, Inc.	26,791	297,380
Wintrust Financial Corp.	6,018	292,836

Total Banks		74,055,242
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	10,182	865,266
Biotechnology – 0.8%
PDL BioPharma, Inc.	998,826	8,300,244
Building Products – 0.6%
AAON, Inc.	24,054	670,385
Apogee Enterprises, Inc.	28,523	947,819
Griffon Corp.	56,391	673,309
Insteel Industries, Inc.	10,980	215,977
Quanex Building Products Corp.	32,023	662,236
Simpson Manufacturing Co., Inc.	66,505	2,349,622
Universal Forest Products, Inc.	16,368	905,805

Total Building Products		6,425,153
Capital Markets – 1.5%
Arlington Asset Investment Corp. Class A	74,480	1,972,230
Artisan Partners Asset Management, Inc. Class A	18,647	1,198,070
BGC Partners, Inc. Class A	507,872	3,321,483
Calamos Asset Management, Inc. Class A	33,703	435,780
Cohen & Steers, Inc.	31,707	1,263,524
CorEnergy Infrastructure Trust, Inc.	59,402	400,964
Evercore Partners, Inc. Class A	19,049	1,052,457
FXCM, Inc. Class A	24,492	361,747
GAMCO Investors, Inc. Class A	1,218	94,578
GFI Group, Inc.	225,771	801,487
Greenhill & Co., Inc.	29,805	1,549,264
Janus Capital Group, Inc.	158,274	1,720,438
JMP Group, Inc.	20,095	142,875
Manning & Napier, Inc.	18,430	309,071
Oppenheimer Holdings, Inc. Class A	9,752	273,544
Pzena Investment Management, Inc. Class A	4,767	56,107
Westwood Holdings Group, Inc.	9,374	587,656

Total Capital Markets		15,541,275
Chemicals – 3.2%
A. Schulman, Inc.	67,632	2,452,336
American Vanguard Corp.	23,360	505,744
Balchem Corp.	11,139	580,565
Chase Corp.	12,699	400,400
FutureFuel Corp.	123,076	2,498,443
Hawkins, Inc.	21,296	782,415
Innophos Holdings, Inc.	73,391	4,161,270
Innospec, Inc.	51,592	2,333,506
KMG Chemicals, Inc.	8,220	128,890
Koppers Holdings, Inc.	43,982	1,813,378
Kronos Worldwide, Inc.	425,595	7,098,925
Minerals Technologies, Inc.	11,381	734,757
Olin Corp.	218,604	6,035,656
Quaker Chemical Corp.	17,020	1,341,687
Stepan Co.	23,100	1,491,336
Tredegar Corp.	34,745	799,482
Zep, Inc.	24,199	428,322

Total Chemicals		33,587,112
Commercial Services & Supplies – 6.7%
ABM Industries, Inc.	119,442	3,432,763
Brink’s Co. (The)	57,005	1,627,493
CECO Environmental Corp.	33,495	555,682
Courier Corp.	53,866	829,536
Covanta Holding Corp.	494,442	8,924,678
Deluxe Corp.	100,210	5,258,019
Ennis, Inc.	106,787	1,769,461
G&K Services, Inc. Class A	34,413	2,105,043
Healthcare Services Group, Inc.	169,560	4,927,414
Herman Miller, Inc.	99,830	3,207,538
HNI Corp.	114,432	4,183,634
Interface, Inc.	38,954	800,505
Intersections, Inc.	210,035	1,239,207
Kimball International, Inc. Class B	39,748	719,836

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
Knoll, Inc.	134,354	$2,443,899
McGrath RentCorp	62,468	2,183,881
Mobile Mini, Inc.	80,923	3,508,821
MSA Safety, Inc.	89,185	5,083,545
Multi-Color Corp.	8,790	307,650
Quad Graphics, Inc.	157,734	3,698,862
Schawk, Inc.	56,700	1,133,433
Steelcase, Inc. Class A	222,819	3,701,023
U.S. Ecology, Inc.	35,827	1,329,898
UniFirst Corp.	2,171	238,680
United Stationers, Inc.	49,556	2,035,265
Viad Corp.	29,520	709,661
West Corp.	237,848	5,691,703

Total Commercial Services & Supplies		71,647,130
Communications Equipment – 0.8%
ADTRAN, Inc.	79,381	1,937,690
Bel Fuse, Inc. Class B	12,660	277,254
Black Box Corp.	20,285	493,737
Comtech Telecommunications Corp.	57,030	1,816,976
InterDigital, Inc.	50,555	1,673,876
PC-Tel, Inc.	26,190	228,639
Plantronics, Inc.	39,319	1,747,730
TESSCO Technologies, Inc.	14,742	550,761

Total Communications Equipment		8,726,663
Construction & Engineering – 0.4%
Comfort Systems USA, Inc.	42,968	654,832
Granite Construction, Inc.	61,002	2,435,810
Primoris Services Corp.	24,555	736,159

Total Construction & Engineering		3,826,801
Consumer Finance – 0.1%
Asta Funding, Inc.*	6,308	52,167
Cash America International, Inc.	4,065	157,397
Nelnet, Inc. Class A	12,631	516,608

Total Consumer Finance		726,172
Containers & Packaging – 0.5%
Greif, Inc. Class A	82,608	4,336,094
Myers Industries, Inc.	61,259	1,220,279

Total Containers & Packaging		5,556,373
Distributors – 0.2%
Core-Mark Holding Co., Inc.	13,495	979,737
Weyco Group, Inc.	25,922	700,412

Total Distributors		1,680,149
Diversified Consumer Services – 1.1%
Carriage Services, Inc.	10,027	182,893
Collectors Universe, Inc.	66,189	1,245,677
DeVry Education Group, Inc.	61,065	2,588,545
Hillenbrand, Inc.	170,132	5,500,368
Lincoln Educational Services Corp.	150,128	565,983
Matthews International Corp. Class A	25,925	1,057,999
Universal Technical Institute, Inc.	67,303	871,574

Total Diversified Consumer Services		12,013,039
Diversified Financial Services – 0.1%
Gain Capital Holdings, Inc.	42,170	455,858
Interactive Brokers Group, Inc. Class A	29,019	628,842
Marlin Business Services Corp.	8,536	177,634
MicroFinancial, Inc.	17,188	135,269
Resource America, Inc. Class A	14,076	120,631

Total Diversified Financial Services		1,518,234
Diversified Telecommunication Services – 1.3%
Atlantic Tele-Network, Inc.	30,969	2,041,476
Cogent Communications Group, Inc.	70,710	2,512,326
Consolidated Communications Holdings, Inc.	323,075	6,464,731
HickoryTech Corp.	60,307	771,326
Inteliquent, Inc.	71,535	1,039,403
Lumos Networks Corp.	55,418	740,939

Total Diversified Telecommunication Services		13,570,201
Electric Utilities – 5.8%
ALLETE, Inc.	154,314	8,089,140
El Paso Electric Co.	123,859	4,425,482
Empire District Electric Co. (The)	191,604	4,659,809
MGE Energy, Inc.	100,106	3,927,158
NRG Yield, Inc. Class A	50,467	1,994,961
Otter Tail Corp.	146,674	4,516,093
PNM Resources, Inc.	218,746	5,912,704
Portland General Electric Co.	280,235	9,062,800
UIL Holdings Corp.	256,708	9,449,422
Unitil Corp.	62,377	2,048,461
UNS Energy Corp.	120,242	7,218,127

Total Electric Utilities		61,304,157
Electrical Equipment – 1.1%
Allied Motion Technologies, Inc.	7,229	83,784
AZZ, Inc.	29,102	1,300,277
Brady Corp. Class A	126,095	3,423,479
Encore Wire Corp.	3,290	159,598
Franklin Electric Co., Inc.	33,730	1,434,200
General Cable Corp.	121,550	3,112,895
Global Power Equipment Group, Inc.	32,148	639,424
LSI Industries, Inc.	64,269	526,363
Powell Industries, Inc.	17,520	1,135,296
Preformed Line Products Co.	5,909	405,062

Total Electrical Equipment		12,220,378
Electronic Equipment, Instruments & Components – 1.7%
AVX Corp.	429,808	5,664,869
Badger Meter, Inc.	18,977	1,045,633
CTS Corp.	29,575	617,526
Daktronics, Inc.	100,749	1,449,778
Electro Rent Corp.	103,141	1,814,250
Electro Scientific Industries, Inc.	97,300	958,405
Littelfuse, Inc.	21,419	2,005,675
Mesa Laboratories, Inc.	2,774	250,353
Methode Electronics, Inc.	32,345	991,698
MTS Systems Corp.	27,660	1,894,433
Park Electrochemical Corp.	29,682	886,601

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
Richardson Electronics Ltd.	24,190	$260,284

Total Electronic Equipment, Instruments & Components		17,839,505
Energy Equipment & Services – 0.3%
Bolt Technology Corp.	14,191	280,556
Gulf Island Fabrication, Inc.	24,039	519,483
Gulfmark Offshore, Inc. Class A	58,622	2,634,473

Total Energy Equipment & Services		3,434,512
Food & Staples Retailing – 0.6%
Andersons, Inc. (The)	20,315	1,203,461
Ingles Markets, Inc. Class A	33,077	787,894
Spartan Stores, Inc.	33,833	785,264
Village Super Market, Inc. Class A	29,299	773,494
Weis Markets, Inc.	61,732	3,040,301

Total Food & Staples Retailing		6,590,414
Food Products – 2.4%
Alico, Inc.	8,872	334,474
B&G Foods, Inc.	200,484	6,036,573
Calavo Growers, Inc.	35,403	1,259,639
Cal-Maine Foods, Inc.	11,046	693,468
Dean Foods Co.	155,988	2,411,574
Griffin Land & Nurseries, Inc.	3,377	102,120
J&J Snack Foods Corp.	13,412	1,287,150
Lancaster Colony Corp.	49,506	4,921,887
Lifeway Foods, Inc.	8,513	125,141
Limoneira Co.	8,565	194,254
Sanderson Farms, Inc.	25,864	2,030,065
Snyder’s-Lance, Inc.	157,197	4,431,383
Tootsie Roll Industries, Inc.	38,251	1,145,235

Total Food Products		24,972,963
Gas Utilities – 3.9%
Chesapeake Utilities Corp.	25,127	1,587,021
Delta Natural Gas Co., Inc.	22,960	475,731
Gas Natural, Inc.	71,976	726,238
Laclede Group, Inc. (The)	121,088	5,709,299
New Jersey Resources Corp.	154,209	7,679,608
Northwest Natural Gas Co.	115,396	5,078,578
South Jersey Industries, Inc.	102,175	5,730,996
Southwest Gas Corp.	112,628	6,019,967
WGL Holdings, Inc.	223,712	8,961,903

Total Gas Utilities		41,969,341
Health Care Equipment & Supplies – 1.0%
Analogic Corp.	5,416	444,708
Atrion Corp.	1,850	566,359
Cantel Medical Corp.	10,662	359,523
CONMED Corp.	53,512	2,325,096
CryoLife, Inc.	28,513	283,989
Hill-Rom Holdings, Inc.	78,932	3,042,039
Invacare Corp.	7,089	135,187
LeMaitre Vascular, Inc.	22,454	181,204
Meridian Bioscience, Inc.	122,564	2,670,670
Utah Medical Products, Inc.	6,853	396,309

Total Health Care Equipment & Supplies		10,405,084
Health Care Providers & Services – 2.1%
Chemed Corp.	18,622	1,665,738
Ensign Group, Inc. (The)	12,819	559,421
Kindred Healthcare, Inc.	134,245	3,144,018
Landauer, Inc.	39,704	1,799,782
National Healthcare Corp.	34,126	1,903,207
Owens & Minor, Inc.	166,866	5,845,316
Select Medical Holdings Corp.	534,867	6,659,094
U.S. Physical Therapy, Inc.	14,534	502,441

Total Health Care Providers & Services		22,079,017
Health Care Technology – 0.5%
Computer Programs & Systems, Inc.	36,145	2,334,967
Quality Systems, Inc.	198,427	3,349,448

Total Health Care Technology		5,684,415
Hotels, Restaurants & Leisure – 2.2%
Bob Evans Farms, Inc.	65,853	3,294,626
Churchill Downs, Inc.	17,181	1,568,626
DineEquity, Inc.	67,485	5,268,554
Einstein Noah Restaurant Group, Inc.	60,302	992,571
Frisch’s Restaurants, Inc.	14,871	351,997
International Speedway Corp. Class A	17,386	590,950
Interval Leisure Group, Inc.	81,781	2,137,755
Marcus Corp. (The)	43,309	723,260
Papa John’s International, Inc.	48,653	2,535,308
Ruth’s Hospitality Group, Inc.	39,465	477,132
Speedway Motorsports, Inc.	97,144	1,819,507
Texas Roadhouse, Inc.	120,657	3,146,734

Total Hotels, Restaurants & Leisure		22,907,020
Household Durables – 1.0%
Bassett Furniture Industries, Inc.	15,494	230,086
Blyth, Inc.	29,021	311,395
CSS Industries, Inc.	19,315	521,505
Ethan Allen Interiors, Inc.	39,270	999,421
Flexsteel Industries, Inc.	15,301	575,624
Hooker Furniture Corp.	23,822	373,053
KB Home	46,971	798,037
La-Z-Boy, Inc.	28,173	763,488
Lennar Corp. Class B	15,249	497,727
Lifetime Brands, Inc.	12,098	216,070
M.D.C. Holdings, Inc.	161,314	4,561,960
NACCO Industries, Inc. Class A	9,995	541,829
Ryland Group, Inc. (The)	13,309	531,429

Total Household Durables		10,921,624
Household Products – 0.3%
Oil-Dri Corp. of America	10,279	355,037
Orchids Paper Products Co.	36,079	1,104,017
WD-40 Co.	25,345	1,966,012

Total Household Products		3,425,066
Independent Power and Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	27,493	825,065

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	40,951	$1,341,145
Insurance – 1.4%
American Equity Investment Life Holding Co.	15,604	368,566
AMERISAFE, Inc.	4,802	210,856
Baldwin & Lyons, Inc. Class B	15,832	416,223
Crawford & Co. Class A	28,227	263,640
Crawford & Co. Class B	12,709	138,655
Donegal Group, Inc. Class A	22,476	327,700
EMC Insurance Group, Inc.	11,920	423,518
Employers Holdings, Inc.	8,390	169,730
FBL Financial Group, Inc. Class A	11,232	486,570
HCI Group, Inc.	8,909	324,288
Horace Mann Educators Corp.	35,445	1,027,905
Independence Holding Co.	3,143	42,179
Infinity Property & Casualty Corp.	6,938	469,217
Investors Title Co.	314	23,833
Kemper Corp.	45,563	1,784,703
Meadowbrook Insurance Group, Inc.	20,491	119,462
National Interstate Corp.	11,741	314,776
National Western Life Insurance Co. Class A	272	66,504
Primerica, Inc.	19,990	941,729
RLI Corp.	21,048	931,163
Safety Insurance Group, Inc.	23,677	1,275,006
Selective Insurance Group, Inc.	37,080	864,706
State Auto Financial Corp.	28,015	597,000
Stewart Information Services Corp.	2,652	93,165
Symetra Financial Corp.	78,996	1,565,701
United Fire Group, Inc.	22,605	686,062
Universal Insurance Holdings, Inc.	32,609	414,134

Total Insurance		14,346,991
Internet & Catalog Retail – 0.3%
Nutrisystem, Inc.	118,256	1,782,118
PetMed Express, Inc.	87,155	1,168,748

Total Internet & Catalog Retail		2,950,866
Internet Software & Services – 0.7%
EarthLink Holdings Corp.	396,275	1,430,553
j2 Global, Inc.	99,737	4,991,837
Marchex, Inc. Class B	49,422	519,425

Total Internet Software & Services		6,941,815
IT Services – 1.6%
Booz Allen Hamilton Holding Corp.	319,214	7,022,708
Cass Information Systems, Inc.	14,212	732,771
Computer Task Group, Inc.	19,876	337,693
Convergys Corp.	115,563	2,531,985
CSG Systems International, Inc.	68,152	1,774,678
Forrester Research, Inc.	30,024	1,076,360
Hackett Group, Inc. (The)	48,089	287,572
Heartland Payment Systems, Inc.	21,865	906,304
ManTech International Corp. Class A	69,867	2,054,788

Total IT Services		16,724,859
Leisure Products – 0.5%
Arctic Cat, Inc.	9,562	456,968
Callaway Golf Co.	37,852	386,848
Escalade, Inc.	40,096	537,286
Johnson Outdoors, Inc. Class A	9,388	238,643
Marine Products Corp.	47,497	357,178
Sturm Ruger & Co., Inc.	61,323	3,667,115

Total Leisure Products		5,644,038
Machinery – 3.4%
Alamo Group, Inc.	5,999	325,926
Albany International Corp. Class A	47,357	1,683,068
Altra Industrial Motion Corp.	32,953	1,176,422
American Railcar Industries, Inc.	46,707	3,270,891
Ampco-Pittsburgh Corp.	40,063	755,989
Astec Industries, Inc.	24,716	1,085,280
Barnes Group, Inc.	62,418	2,401,221
Briggs & Stratton Corp.	106,191	2,362,750
CIRCOR International, Inc.	3,345	245,289
Douglas Dynamics, Inc.	108,015	1,881,621
Dynamic Materials Corp.	9,905	188,591
ESCO Technologies, Inc.	25,314	890,800
FreightCar America, Inc.	11,781	273,790
Global Brass & Copper Holdings, Inc.	18,617	293,590
Gorman-Rupp Co. (The)	31,645	1,005,994
Graham Corp.	3,375	107,494
Hardinge, Inc.	8,070	116,208
Harsco Corp.	243,025	5,694,076
Hurco Cos., Inc.	4,979	132,840
Hyster-Yale Materials Handling, Inc.	13,767	1,342,282
John Bean Technologies Corp.	35,953	1,110,948
Kadant, Inc.	14,432	526,335
L.B. Foster Co. Class A	2,759	129,259
Lindsay Corp.	7,987	704,293
Miller Industries, Inc.	32,903	642,596
Mueller Industries, Inc.	46,626	1,398,314
Mueller Water Products, Inc. Class A	122,831	1,166,894
NN, Inc.	20,185	397,645
Standex International Corp.	8,175	438,017
Sun Hydraulics Corp.	23,613	1,022,679
Tennant Co.	20,192	1,324,999
Titan International, Inc.	7,212	136,956
Twin Disc, Inc.	15,315	403,397
Watts Water Technologies, Inc. Class A	25,056	1,470,537

Total Machinery		36,106,991
Marine – 0.3%
International Shipholding Corp.	27,384	806,185
Matson, Inc.	108,468	2,678,075

Total Marine		3,484,260
Media – 2.4%
A.H. Belo Corp. Class A	82,252	952,478
Harte-Hanks, Inc.	275,679	2,437,003
Meredith Corp.	118,839	5,517,695
National CineMedia, Inc.	274,381	4,115,715

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
New York Times Co. (The) Class A	162,891	$2,788,694
Nexstar Broadcasting Group, Inc. Class A	28,628	1,074,123
Salem Communications Corp. Class A	41,913	418,711
Scholastic Corp.	62,257	2,146,621
Sinclair Broadcast Group, Inc. Class A	129,056	3,496,127
World Wrestling Entertainment, Inc. Class A	98,598	2,847,510

Total Media		25,794,677
Metals & Mining – 3.0%
AMCOL International Corp.	80,452	3,683,092
Commercial Metals Co.	282,465	5,332,939
Compass Minerals International, Inc.	95,729	7,899,557
Globe Specialty Metals, Inc.	116,555	2,426,675
Gold Resource Corp.	398,106	1,902,947
Haynes International, Inc.	20,634	1,114,236
Hecla Mining Co.	132,932	408,101
Kaiser Aluminum Corp.	32,312	2,307,723
Materion Corp.	24,573	833,762
Noranda Aluminum Holding Corp.	112,199	461,138
Olympic Steel, Inc.	3,471	99,618
Schnitzer Steel Industries, Inc. Class A	65,650	1,894,003
Synalloy Corp.	14,192	203,797
US Silica Holdings, Inc.	82,670	3,155,514
Walter Energy, Inc.	16,374	123,787

Total Metals & Mining		31,846,889
Multiline Retail – 0.1%
Bon-Ton Stores, Inc. (The)	19,502	214,132
Fred’s, Inc. Class A	50,015	900,770

Total Multiline Retail		1,114,902
Multi-Utilities – 2.0%
Avista Corp.	258,939	7,936,480
Black Hills Corp.	129,089	7,441,981
NorthWestern Corp.	132,801	6,298,751

Total Multi-Utilities		21,677,212
Oil, Gas & Consumable Fuels – 2.5%
Adams Resources & Energy, Inc.	5,906	342,075
Alon USA Energy, Inc.	106,941	1,597,699
Arch Coal, Inc.	603,725	2,909,955
Comstock Resources, Inc.	139,716	3,192,511
Delek US Holdings, Inc.	111,755	3,245,365
Evolution Petroleum Corp.	94,412	1,201,865
EXCO Resources, Inc.	898,165	5,029,724
Green Plains Renewable Energy, Inc.	28,857	864,555
Panhandle Oil and Gas, Inc. Class A	8,056	351,322
PBF Energy, Inc. Class A	152,955	3,946,239
W&T Offshore, Inc.	196,000	3,392,760

Total Oil, Gas & Consumable Fuels		26,074,070
Paper & Forest Products – 0.8%
Deltic Timber Corp.	7,507	489,682
Neenah Paper, Inc.	29,786	1,540,532
PH Glatfelter Co.	61,375	1,670,628
Schweitzer-Mauduit International, Inc.	90,036	3,834,633
Wausau Paper Corp.	46,465	591,499

Total Paper & Forest Products		8,126,974
Personal Products – 0.3%
Coty, Inc. Class A	107,107	1,604,463
Inter Parfums, Inc.	42,127	1,525,418

Total Personal Products		3,129,881
Professional Services – 1.2%
Acacia Research Corp.	182,506	2,788,692
Barrett Business Services, Inc.	5,938	353,727
CDI Corp.	57,856	992,230
Corporate Executive Board Co. (The)	39,961	2,966,305
Exponent, Inc.	10,441	783,701
Heidrick & Struggles International, Inc.	50,213	1,007,775
Insperity, Inc.	51,553	1,597,112
Kelly Services, Inc. Class A	28,437	674,810
Resources Connection, Inc.	82,410	1,161,157
VSE Corp.	4,174	219,970

Total Professional Services		12,545,479
Real Estate Investment Trusts (REITs) – 13.8%
Acadia Realty Trust	68,188	1,798,800
Agree Realty Corp.	26,831	815,931
Alexander’s, Inc.	5,936	2,142,837
American Assets Trust, Inc.	38,617	1,302,938
American Realty Capital Properties, Inc.	453,165	6,353,373
AmREIT, Inc.	33,944	562,452
Ashford Hospitality Trust, Inc.	160,732	1,811,450
Associated Estates Realty Corp.	94,002	1,592,394
Aviv REIT, Inc.	77,093	1,884,924
Brandywine Realty Trust	232,759	3,365,695
Campus Crest Communities, Inc.	158,257	1,373,671
Cedar Realty Trust, Inc.	83,764	511,798
Chambers Street Properties	527,383	4,097,766
Chatham Lodging Trust	38,760	783,727
Chesapeake Lodging Trust	71,923	1,850,579
CoreSite Realty Corp.	25,867	801,877
Corporate Office Properties Trust	140,616	3,746,010
Cousins Properties, Inc.	114,209	1,309,977
CubeSmart	132,198	2,268,518
CyrusOne, Inc.	21,724	452,511
DCT Industrial Trust, Inc.	423,702	3,338,772
DiamondRock Hospitality Co.	199,978	2,349,742
DuPont Fabros Technology, Inc.	92,241	2,220,241
EastGroup Properties, Inc.	39,099	2,459,718
Education Realty Trust, Inc.	196,787	1,942,288
Excel Trust, Inc.	99,446	1,260,975
FelCor Lodging Trust, Inc.	44,965	406,484
First Industrial Realty Trust, Inc.	74,422	1,437,833
First Potomac Realty Trust	105,982	1,369,287
Franklin Street Properties Corp.	214,054	2,697,080
Geo Group, Inc. (The)	166,789	5,377,277
Getty Realty Corp.	49,948	943,518
Gladstone Commercial Corp.	42,756	741,389
Glimcher Realty Trust	212,506	2,131,435

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
Government Properties Income Trust	129,506	$3,263,551
Healthcare Realty Trust, Inc.	182,027	4,395,952
Healthcare Trust of America, Inc. Class A	354,580	4,038,666
Hersha Hospitality Trust	299,105	1,743,782
Hudson Pacific Properties, Inc.	44,812	1,033,813
Inland Real Estate Corp.	189,703	2,001,367
Investors Real Estate Trust	209,410	1,880,502
Kite Realty Group Trust	165,010	990,060
LTC Properties, Inc.	66,202	2,491,181
Mack-Cali Realty Corp.	167,865	3,489,913
Medical Properties Trust, Inc.	371,023	4,745,384
Monmouth Real Estate Investment Corp. Class A	99,897	953,017
National Health Investors, Inc.	47,991	2,901,536
One Liberty Properties, Inc.	35,870	764,748
Parkway Properties, Inc.	99,952	1,824,124
Pebblebrook Hotel Trust	46,662	1,575,776
Pennsylvania Real Estate Investment Trust	97,271	1,755,742
Physicians Realty Trust	23,611	328,665
Post Properties, Inc.	54,234	2,662,889
Potlatch Corp.	41,809	1,617,590
Preferred Apartment Communities, Inc. Class A	40,202	323,626
PS Business Parks, Inc.	21,641	1,809,620
Ramco-Gershenson Properties Trust	110,083	1,794,353
Retail Opportunity Investments Corp.	100,698	1,504,428
Rouse Properties, Inc.	42,491	732,545
Ryman Hospitality Properties, Inc.	82,791	3,520,273
Sabra Health Care REIT, Inc.	67,306	1,877,164
Saul Centers, Inc.	20,523	971,969
Select Income REIT	116,124	3,515,074
Silver Bay Realty Trust Corp.	3,284	50,968
Sovran Self Storage, Inc.	35,924	2,638,618
STAG Industrial, Inc.	91,004	2,193,196
Summit Hotel Properties, Inc.	152,504	1,415,237
Sun Communities, Inc.	73,796	3,327,462
Sunstone Hotel Investors, Inc.	94,529	1,297,883
Terreno Realty Corp.	25,268	477,818
UMH Properties, Inc.	52,915	517,509
Universal Health Realty Income Trust	26,697	1,127,681
Urstadt Biddle Properties, Inc. Class A	43,814	905,197
Washington Real Estate Investment Trust	116,290	2,777,005
Whitestone REIT	64,630	933,257
Winthrop Realty Trust	72,449	839,684

Total Real Estate Investment Trusts (REITs)		146,512,092
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.	6,343	269,958
Consolidated-Tomoka Land Co.	294	11,842
Gladstone Land Corp.	19,462	275,193
Kennedy-Wilson Holdings, Inc.	37,329	840,276

Total Real Estate Management & Development		1,397,269
Road & Rail – 0.8%
Arkansas Best Corp.	9,584	354,129
Celadon Group, Inc.	9,342	224,582
Con-way, Inc.	56,881	2,336,671
Heartland Express, Inc.	36,577	829,932
Knight Transportation, Inc.	104,953	2,427,563
Marten Transport Ltd.	16,879	363,236
Universal Truckload Services, Inc.	29,599	855,411
Werner Enterprises, Inc.	57,496	1,466,723

Total Road & Rail		8,858,247
Semiconductors & Semiconductor Equipment – 1.7%
Brooks Automation, Inc.	204,890	2,239,448
Cohu, Inc.	58,586	629,213
Intersil Corp. Class A	532,967	6,885,934
IXYS Corp.	29,568	335,597
Micrel, Inc.	116,537	1,291,230
MKS Instruments, Inc.	113,034	3,378,586
Power Integrations, Inc.	17,542	1,153,913
Tessera Technologies, Inc.	109,849	2,595,732

Total Semiconductors & Semiconductor Equipment		18,509,653
Software – 1.7%
American Software, Inc. Class A	99,577	1,012,698
Blackbaud, Inc.	61,202	1,915,623
Compuware Corp.	963,539	10,117,160
Digimarc Corp.	15,965	501,301
Ebix, Inc.	80,504	1,374,203
EPIQ Systems, Inc.	78,566	1,070,855
Fair Isaac Corp.	4,689	259,395
Monotype Imaging Holdings, Inc.	30,459	918,034
Pegasystems, Inc.	9,271	327,452
QAD, Inc. Class A	21,905	447,519

Total Software		17,944,240
Specialty Retail – 2.2%
Aaron’s, Inc.	22,597	683,333
bebe Stores, Inc.	151,590	927,731
Big 5 Sporting Goods Corp.	49,898	800,863
Brown Shoe Co., Inc.	43,444	1,153,004
Cato Corp. (The) Class A	19,444	525,766
Destination Maternity Corp.	32,967	903,296
Finish Line, Inc. (The) Class A	51,432	1,393,293
Group 1 Automotive, Inc.	23,234	1,525,544
Haverty Furniture Cos., Inc.	20,817	618,265
Lithia Motors, Inc. Class A	17,067	1,134,273
Men’s Wearhouse, Inc. (The)	66,848	3,274,215
Monro Muffler Brake, Inc.	25,468	1,448,620
Pier 1 Imports, Inc.	98,999	1,869,101
Rent-A-Center, Inc.	131,781	3,505,375
Shoe Carnival, Inc.	17,380	400,435
Sonic Automotive, Inc. Class A	16,686	375,101
Stage Stores, Inc.	73,275	1,791,574
Stein Mart, Inc.	65,992	924,548
Winmark Corp.	1,225	92,683

Total Specialty Retail		23,347,020
Technology Hardware, Storage & Peripherals – 1.8%
Diebold, Inc.	224,849	8,969,227
Lexmark International, Inc. Class A	224,580	10,395,808

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2014

Investments	Shares	Value
TransAct Technologies, Inc.	17,855	$205,154

Total Technology Hardware, Storage & Peripherals		19,570,189
Textiles, Apparel & Luxury Goods – 0.8%
Cherokee, Inc.	23,673	329,765
Columbia Sportswear Co.	46,642	3,854,961
Culp, Inc.	9,940	196,216
Jones Group, Inc. (The)	109,851	1,644,470
Movado Group, Inc.	13,422	611,372
Oxford Industries, Inc.	14,885	1,164,007
R.G. Barry Corp.	20,753	391,817
Rocky Brands, Inc.	20,454	294,333
Superior Uniform Group, Inc.	20,946	307,278

Total Textiles, Apparel & Luxury Goods		8,794,219
Thrifts & Mortgage Finance – 1.5%
Astoria Financial Corp.	40,384	558,107
Banc of California, Inc.	21,366	262,161
Bank Mutual Corp.	26,379	167,243
BankFinancial Corp.	4,642	46,327
Berkshire Hills Bancorp, Inc.	23,504	608,284
Brookline Bancorp, Inc.	90,851	855,816
Cape Bancorp, Inc.	9,822	108,042
Capitol Federal Financial, Inc.	123,850	1,554,317
Clifton Savings Bancorp, Inc.*	17,038	199,685
Dime Community Bancshares, Inc.	42,843	727,474
ESB Financial Corp.	16,861	220,373
ESSA Bancorp, Inc.	7,490	81,416
EverBank Financial Corp.	27,393	540,464
Federal Agricultural Mortgage Corp. Class C	4,483	149,060
First Defiance Financial Corp.	5,151	139,695
First Financial Northwest, Inc.	8,447	85,737
Fox Chase Bancorp, Inc.	7,460	125,701
Heritage Financial Group, Inc.	2,776	54,548
Hingham Institution for savings	973	76,381
Meta Financial Group, Inc.	2,748	123,248
Northfield Bancorp, Inc.	36,117	464,465
Northwest Bancshares, Inc.	115,832	1,691,147
OceanFirst Financial Corp.	15,870	280,740
Oritani Financial Corp.	69,764	1,102,969
Provident Financial Holdings, Inc.	9,141	140,954
Provident Financial Services, Inc.	66,583	1,223,130
Pulaski Financial Corp.	13,264	139,935
Radian Group, Inc.	4,266	64,118
Rockville Financial, Inc.	25,863	351,478
SI Financial Group, Inc.	4,447	50,118
Simplicity Bancorp, Inc.	5,654	99,510
Teche Holding Co.	2,133	168,507
Territorial Bancorp, Inc.	8,304	179,366
TrustCo Bank Corp.	118,893	837,007
United Financial Bancorp, Inc.	15,551	285,983
Washington Federal, Inc.	61,062	1,422,745
Westfield Financial, Inc.	23,917	178,182
WSFS Financial Corp.	1,958	139,860

Total Thrifts & Mortgage Finance		15,504,293
Tobacco – 2.2%
Universal Corp.	88,986	4,973,428
Vector Group Ltd.	866,937	18,673,823

Total Tobacco		23,647,251
Trading Companies & Distributors – 2.1%
Aceto Corp.	29,958	601,856
Applied Industrial Technologies, Inc.	81,030	3,908,887
GATX Corp.	111,615	7,576,426
Houston Wire & Cable Co.	62,791	824,446
Kaman Corp.	44,583	1,813,636
TAL International Group, Inc.*	170,456	7,307,449

Total Trading Companies & Distributors		22,032,700
Water Utilities – 1.1%
American States Water Co.	108,333	3,498,073
Artesian Resources Corp. Class A	27,852	625,556
California Water Service Group	134,933	3,230,296
Connecticut Water Service, Inc.	31,724	1,084,009
Middlesex Water Co.	59,503	1,298,355
SJW Corp.	50,726	1,499,461
York Water Co.	33,346	680,258

Total Water Utilities		11,916,008
Wireless Telecommunication Services – 0.5%
NTELOS Holdings Corp.	181,376	2,448,576
Shenandoah Telecommunications Co.	35,777	1,155,239
USA Mobility, Inc.	78,395	1,424,437

Total Wireless Telecommunication Services		5,028,252
TOTAL COMMON STOCKS (Cost: $914,856,981)		1,056,915,569
EXCHANGE-TRADED FUND – 0.3%
WisdomTree MidCap Dividend Fund(a) (Cost: $3,064,008)	43,451	3,346,162
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $917,920,989)		1,060,261,731
Other Assets in Excess of Liabilities – 0.2%		2,263,648

NET ASSETS – 100.0%		$1,062,525,379
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Schedule of Investments

WisdomTree U.S. Dividend Growth Fund (DGRW)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.8%
COMMON STOCKS – 99.8%
Aerospace & Defense – 6.4%
Boeing Co. (The)	8,267	$1,037,426
Honeywell International, Inc.	12,274	1,138,536
Huntington Ingalls Industries, Inc.	353	36,098
Lockheed Martin Corp.	9,134	1,491,034
Northrop Grumman Corp.	3,750	462,675
Precision Castparts Corp.	64	16,176
Raytheon Co.	6,087	601,335
Rockwell Collins, Inc.	1,778	141,653
United Technologies Corp.	15,201	1,776,085

Total Aerospace & Defense		6,701,018
Air Freight & Logistics – 1.6%
C.H. Robinson Worldwide, Inc.	2,912	152,560
Expeditors International of Washington, Inc.	2,250	89,168
FedEx Corp.	1,047	138,790
United Parcel Service, Inc. Class B	13,251	1,290,382

Total Air Freight & Logistics		1,670,900
Airlines – 0.1%
Alaska Air Group, Inc.	595	55,519
Auto Components – 0.5%
BorgWarner, Inc.	1,550	95,278
Gentex Corp.	1,870	58,961
Johnson Controls, Inc.	7,797	368,954
Lear Corp.	522	43,702

Total Auto Components		566,895
Automobiles – 0.2%
Harley-Davidson, Inc.	2,108	140,414
Thor Industries, Inc.	687	41,948

Total Automobiles		182,362
Beverages – 4.9%
Beam, Inc.	1,254	104,458
Brown-Forman Corp. Class B	1,011	90,677
Coca-Cola Co. (The)	71,827	2,776,832
Coca-Cola Enterprises, Inc.	2,905	138,743
PepsiCo, Inc.	24,859	2,075,726

Total Beverages		5,186,436
Biotechnology – 1.1%
Amgen, Inc.	9,664	1,191,958
Building Products – 0.0%
Lennox International, Inc.	447	40,637
Capital Markets – 1.5%
Ameriprise Financial, Inc.	2,760	303,793
Charles Schwab Corp. (The)	9,263	253,158
Eaton Vance Corp.	1,899	72,466
Financial Engines, Inc.	94	4,773
Franklin Resources, Inc.	3,459	187,409
LPL Financial Holdings, Inc.	1,286	67,566
Raymond James Financial, Inc.	1,213	67,843
SEI Investments Co.	1,546	51,961
T. Rowe Price Group, Inc.	3,677	302,801
TD Ameritrade Holding Corp.	6,750	229,163
Waddell & Reed Financial, Inc. Class A	1,141	84,000

Total Capital Markets		1,624,933
Chemicals – 3.4%
Air Products & Chemicals, Inc.	4,267	507,944
Airgas, Inc.	1,002	106,723
Albemarle Corp.	972	64,560
Cabot Corp.	846	49,965
CF Industries Holdings, Inc.	764	199,129
Cytec Industries, Inc.	133	12,982
Eastman Chemical Co.	1,941	167,334
Ecolab, Inc.	2,043	220,624
FMC Corp.	801	61,325
H.B. Fuller Co.	270	13,036
Monsanto Co.	6,114	695,590
Mosaic Co. (The)	5,084	254,200
PolyOne Corp.	546	20,016
PPG Industries, Inc.	1,446	279,743
Praxair, Inc.	4,284	561,075
Scotts Miracle-Gro Co. (The) Class A	1,366	83,708
Sherwin-Williams Co. (The)	885	174,460
Sigma-Aldrich Corp.	906	84,602

Total Chemicals		3,557,016
Commercial Services & Supplies – 0.1%
Cintas Corp.	1,283	76,480
Communications Equipment – 3.0%
Cisco Systems, Inc.	84,159	1,886,003
QUALCOMM, Inc.	15,645	1,233,765

Total Communications Equipment		3,119,768
Construction & Engineering – 0.1%
Fluor Corp.	1,068	83,016
KBR, Inc.	1,225	32,683

Total Construction & Engineering		115,699
Consumer Finance – 1.1%
American Express Co.	8,815	793,614
Discover Financial Services	5,394	313,877

Total Consumer Finance		1,107,491
Containers & Packaging – 0.1%
AptarGroup, Inc.	763	50,434
Ball Corp.	1,149	62,977
Silgan Holdings, Inc.	600	29,712

Total Containers & Packaging		143,123
Distributors – 0.3%
Genuine Parts Co.	3,125	271,406
Pool Corp.	496	30,415

Total Distributors		301,821
Diversified Consumer Services – 0.2%
H&R Block, Inc.	6,014	181,563
Sotheby’s	442	19,249

Total Diversified Consumer Services		200,812

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

March 31, 2014

Investments	Shares	Value
Diversified Financial Services – 0.7%
CBOE Holdings, Inc.	955	$54,053
CME Group, Inc.	5,507	407,573
MarketAxess Holdings, Inc.	204	12,081
McGraw Hill Financial, Inc.	3,116	237,751

Total Diversified Financial Services		711,458
Electrical Equipment – 1.4%
Acuity Brands, Inc.	173	22,935
AMETEK, Inc.	910	46,856
Babcock & Wilcox Co. (The)	1,028	34,130
Emerson Electric Co.	13,904	928,787
EnerSys	224	15,521
Hubbell, Inc. Class B	759	90,981
Regal-Beloit Corp.	375	27,266
Rockwell Automation, Inc.	2,184	272,017
Roper Industries, Inc.	383	51,134

Total Electrical Equipment		1,489,627
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	727	66,630
Avnet, Inc.	923	42,947
Belden, Inc.	72	5,011
Corning, Inc.	16,230	337,909
FEI Co.	99	10,199
FLIR Systems, Inc.	825	29,700
Jabil Circuit, Inc.	1,935	34,830

Total Electronic Equipment, Instruments & Components		527,226
Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	3,812	247,856
Bristow Group, Inc.	396	29,906
CARBO Ceramics, Inc.	195	26,908
Diamond Offshore Drilling, Inc.	6,673	325,376
Halliburton Co.	7,842	461,815
National Oilwell Varco, Inc.	4,368	340,136
RPC, Inc.	3,947	80,598
Tidewater, Inc.	671	32,624

Total Energy Equipment & Services		1,545,219
Food & Staples Retailing – 5.6%
Costco Wholesale Corp.	2,669	298,074
CVS Caremark Corp.	8,954	670,296
PriceSmart, Inc.	97	9,790
Safeway, Inc.	3,368	124,414
Sysco Corp.	10,455	377,739
Walgreen Co.	12,078	797,510
Wal-Mart Stores, Inc.	45,474	3,475,578
Whole Foods Market, Inc.	1,805	91,532

Total Food & Staples Retailing		5,844,933
Food Products – 1.6%
Campbell Soup Co.	5,219	234,229
Flowers Foods, Inc.	2,427	52,059
General Mills, Inc.	11,297	585,411
Hershey Co. (The)	1,893	197,629
Hillshire Brands Co.	1,501	55,927
Hormel Foods Corp.	2,326	114,602
Ingredion, Inc.	982	66,855
Kellogg Co.	6,371	399,525

Total Food Products		1,706,237
Gas Utilities – 0.1%
National Fuel Gas Co.	1,353	94,764
Health Care Equipment & Supplies – 3.8%
Abbott Laboratories	27,506	1,059,256
Baxter International, Inc.	12,142	893,408
Becton, Dickinson and Co.	2,719	318,341
C.R. Bard, Inc.	393	58,156
DENTSPLY International, Inc.	586	26,980
Medtronic, Inc.	14,859	914,423
ResMed, Inc.	2,422	108,239
St. Jude Medical, Inc.	3,715	242,924
STERIS Corp.	831	39,680
Stryker Corp.	4,182	340,708
West Pharmaceutical Services, Inc.	468	20,615

Total Health Care Equipment & Supplies		4,022,730
Health Care Providers & Services – 1.8%
Aetna, Inc.	3,370	252,649
AmerisourceBergen Corp.	2,397	157,219
Cigna Corp.	84	7,033
Humana, Inc.	1,284	144,733
McKesson Corp.	1,053	185,928
Quest Diagnostics, Inc.	2,538	147,001
UnitedHealth Group, Inc.	11,976	981,912
Universal Health Services, Inc. Class B	196	16,086

Total Health Care Providers & Services		1,892,561
Hotels, Restaurants & Leisure – 4.8%
Brinker International, Inc.	1,105	57,957
Cheesecake Factory, Inc. (The)	466	22,196
Cracker Barrel Old Country Store, Inc.	498	48,425
Darden Restaurants, Inc.	4,204	213,395
Dunkin’ Brands Group, Inc.	1,298	65,134
International Game Technology	4,563	64,156
Las Vegas Sands Corp.	11,336	915,722
McDonald’s Corp.	25,904	2,539,369
Starbucks Corp.	7,729	567,154
Yum! Brands, Inc.	6,964	525,016

Total Hotels, Restaurants & Leisure		5,018,524
Household Durables – 0.4%
Harman International Industries, Inc.	750	79,800
Leggett & Platt, Inc.	4,200	137,088
Tupperware Brands Corp.	1,042	87,278
Whirlpool Corp.	980	146,471

Total Household Durables		450,637
Household Products – 5.1%
Church & Dwight Co., Inc.	1,365	94,280
Colgate-Palmolive Co.	11,370	737,572
Kimberly-Clark Corp.	6,876	758,079

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Schedule of Investments (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

March 31, 2014

Investments	Shares	Value
Procter & Gamble Co. (The)	46,190	$3,722,914

Total Household Products		5,312,845
Industrial Conglomerates – 1.3%
3M Co.	9,677	1,312,782
Carlisle Cos., Inc.	575	45,620
Danaher Corp.	737	55,275

Total Industrial Conglomerates		1,413,677
Insurance – 0.9%
Aflac, Inc.	7,998	504,194
AmTrust Financial Services, Inc.	1,105	41,559
Marsh & McLennan Cos., Inc.	8,773	432,509

Total Insurance		978,262
Internet & Catalog Retail – 0.1%
Expedia, Inc.	825	59,813
HSN, Inc.	655	39,123

Total Internet & Catalog Retail		98,936
Internet Software & Services – 0.0%
IAC/InterActiveCorp	626	44,690
IT Services – 3.5%
Automatic Data Processing, Inc.	5,646	436,210
Broadridge Financial Solutions, Inc.	1,266	47,019
DST Systems, Inc.	300	28,437
Global Payments, Inc.	66	4,693
International Business Machines Corp.	11,186	2,153,193
Jack Henry & Associates, Inc.	549	30,612
MasterCard, Inc. Class A	1,666	124,450
MAXIMUS, Inc.	157	7,043
Paychex, Inc.	5,719	243,630
Total System Services, Inc.	1,141	34,698
Visa, Inc. Class A	1,853	399,989
Western Union Co. (The)	7,877	128,868

Total IT Services		3,638,842
Leisure Products – 0.6%
Brunswick Corp.	629	28,487
Hasbro, Inc.	3,048	169,530
Mattel, Inc.	8,294	332,672
Polaris Industries, Inc.	646	90,253

Total Leisure Products		620,942
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	2,087	116,705
Techne Corp.	418	35,685

Total Life Sciences Tools & Services		152,390
Machinery – 2.3%
AGCO Corp.	515	28,407
CLARCOR, Inc.	443	25,406
Cummins, Inc.	2,661	396,462
Donaldson Co., Inc.	1,372	58,173
Dover Corp.	2,143	175,190
Flowserve Corp.	807	63,220
Graco, Inc.	651	48,656
IDEX Corp.	827	60,280
Illinois Tool Works, Inc.	7,056	573,865
Joy Global, Inc.	1,062	61,596
Kennametal, Inc.	891	39,471
Lincoln Electric Holdings, Inc.	826	59,480
Nordson Corp.	495	34,893
Oshkosh Corp.	777	45,742
PACCAR, Inc.	3,768	254,114
Pall Corp.	1,164	104,143
Parker Hannifin Corp.	1,666	199,437
Snap-on, Inc.	763	86,585
Toro Co. (The)	432	27,298
Valmont Industries, Inc.	151	22,475
Wabtec Corp.	150	11,625
Woodward, Inc.	394	16,363

Total Machinery		2,392,881
Media – 3.6%
Comcast Corp. Class A	25,473	1,274,160
Comcast Corp. Special Class A	5,833	284,417
John Wiley & Sons, Inc. Class A	699	40,290
Morningstar, Inc.	199	15,725
Scripps Networks Interactive, Inc. Class A	658	49,949
Time Warner Cable, Inc.	4,191	574,921
Twenty-First Century Fox, Inc. Class A	8,485	271,265
Twenty-First Century Fox, Inc. Class B	4,690	145,953
Walt Disney Co. (The)	14,373	1,150,846

Total Media		3,807,526
Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc.	28,433	940,279
Southern Copper Corp.	11,552	336,279
Steel Dynamics, Inc.	4,041	71,889

Total Metals & Mining		1,348,447
Multiline Retail – 1.3%
Family Dollar Stores, Inc.	1,470	85,275
Macy’s, Inc.	5,577	330,660
Nordstrom, Inc.	2,982	186,226
Target Corp.	13,178	797,401

Total Multiline Retail		1,399,562
Oil, Gas & Consumable Fuels – 7.1%
Apache Corp.	2,834	235,080
Cabot Oil & Gas Corp.	757	25,647
Cimarex Energy Co.	369	43,952
EQT Corp.	173	16,776
Exxon Mobil Corp.	60,632	5,922,534
HollyFrontier Corp.	3,808	181,185
Marathon Oil Corp.	11,772	418,141
Marathon Petroleum Corp.	4,469	388,982
Murphy Oil Corp.	2,817	177,077
Pioneer Natural Resources Co.	53	9,918
QEP Resources, Inc.	375	11,040
SM Energy Co.	75	5,347
Western Refining, Inc.	1,329	51,299

Total Oil, Gas & Consumable Fuels		7,486,978

See Notes to Financial Statements.

52	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

March 31, 2014

Investments	Shares	Value
Personal Products – 0.2%
Avon Products, Inc.	3,399	$49,762
Estee Lauder Cos., Inc. (The) Class A	1,481	99,049
Nu Skin Enterprises, Inc. Class A	305	25,269

Total Personal Products		174,080
Pharmaceuticals – 1.8%
Allergan, Inc.	462	57,334
Bristol-Myers Squibb Co.	33,720	1,751,754
Questcor Pharmaceuticals, Inc.	996	64,671

Total Pharmaceuticals		1,873,759
Professional Services – 0.2%
Equifax, Inc.	1,259	85,650
Robert Half International, Inc.	1,730	72,573
Towers Watson & Co. Class A	159	18,134

Total Professional Services		176,357
Real Estate Investment Trusts (REITs) – 0.2%
Corrections Corp. of America	5,256	164,618
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	150	17,775
Road & Rail – 2.4%
CSX Corp.	16,731	484,697
J.B. Hunt Transport Services, Inc.	740	53,221
Kansas City Southern	614	62,665
Landstar System, Inc.	1,280	75,801
Norfolk Southern Corp.	5,447	529,285
Union Pacific Corp.	6,860	1,287,348

Total Road & Rail		2,493,017
Semiconductors & Semiconductor Equipment – 4.1%
Altera Corp.	2,905	105,277
Analog Devices, Inc.	4,136	219,787
Broadcom Corp. Class A	3,813	120,033
Intel Corp.	86,303	2,227,481
KLA-Tencor Corp.	2,303	159,229
Linear Technology Corp.	2,586	125,912
LSI Corp.	2,839	31,428
Maxim Integrated Products, Inc.	4,976	164,805
Microchip Technology, Inc.	3,161	150,969
NVIDIA Corp.	6,336	113,478
Texas Instruments, Inc.	14,782	696,971
Xilinx, Inc.	2,898	157,275

Total Semiconductors & Semiconductor Equipment		4,272,645
Software – 5.5%
Activision Blizzard, Inc.	3,727	76,180
FactSet Research Systems, Inc.	274	29,540
Intuit, Inc.	1,350	104,935
Microsoft Corp.	103,855	4,257,016
Oracle Corp.	30,660	1,254,301
Solera Holdings, Inc.	311	19,699

Total Software		5,741,671
Specialty Retail – 3.4%
Abercrombie & Fitch Co. Class A	1,446	55,671
Advance Auto Parts, Inc.	145	18,343
Buckle, Inc. (The)	616	28,213
Chico’s FAS, Inc.	1,479	23,708
Dick’s Sporting Goods, Inc.	720	39,319
DSW, Inc. Class A	600	21,516
GameStop Corp. Class A	1,954	80,309
Gap, Inc. (The)	7,426	297,486
GNC Holdings, Inc. Class A	797	35,084
Home Depot, Inc. (The)	21,519	1,702,798
Lowe’s Cos., Inc.	12,048	589,147
Penske Automotive Group, Inc.	1,060	45,326
PetSmart, Inc.	900	62,001
Ross Stores, Inc.	1,549	110,831
TJX Cos., Inc. (The)	5,101	309,376
Tractor Supply Co.	768	54,244
Williams-Sonoma, Inc.	1,583	105,491

Total Specialty Retail		3,578,863
Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	6,897	3,701,896
EMC Corp.	16,926	463,941
NetApp, Inc.	2,442	90,110
SanDisk Corp.	1,415	114,884

Total Technology Hardware, Storage & Peripherals		4,370,831
Textiles, Apparel & Luxury Goods – 1.2%
Coach, Inc.	5,259	261,162
Hanesbrands, Inc.	875	66,920
NIKE, Inc. Class B	5,849	432,007
PVH Corp.	75	9,358
Ralph Lauren Corp.	472	75,959
VF Corp.	5,936	367,319

Total Textiles, Apparel & Luxury Goods		1,212,725
Tobacco – 2.1%
Altria Group, Inc.	58,628	2,194,446
Trading Companies & Distributors – 0.5%
Fastenal Co.	4,719	232,741
MSC Industrial Direct Co., Inc. Class A	618	53,469
W.W. Grainger, Inc.	778	196,570
Watsco, Inc.	385	38,465

Total Trading Companies & Distributors		521,245
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $98,262,846)		104,634,794
Other Assets in Excess of Liabilities – 0.2%		166,762

NET ASSETS – 100.0%		$104,801,556

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	53

Schedule of Investments

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.8%
COMMON STOCKS – 99.8%
Aerospace & Defense – 1.7%
AAR Corp.	2,357	$61,164
American Science & Engineering, Inc.	1,359	91,284
Cubic Corp.	786	40,141
Curtiss-Wright Corp.	1,929	122,569
HEICO Corp.	302	18,168
HEICO Corp. Class A	624	27,088
National Presto Industries, Inc.	524	40,893

Total Aerospace & Defense		401,307
Air Freight & Logistics – 0.3%
Forward Air Corp.	1,721	79,355
Auto Components – 1.0%
Cooper Tire & Rubber Co.	6,260	152,118
Standard Motor Products, Inc.	1,882	67,319
Strattec Security Corp.	233	16,830

Total Auto Components		236,267
Banks – 4.6%
Access National Corp.	1,987	32,209
BancFirst Corp.	2,275	128,833
Bank of the Ozarks, Inc.	3,766	256,314
Cardinal Financial Corp.	2,815	50,191
Center Bancorp, Inc.	1,647	31,293
Community Bank System, Inc.	4,120	160,762
Heartland Financial USA, Inc.	1,688	45,559
Old National Bancorp	17,460	260,329
Pinnacle Financial Partners, Inc.	2,363	88,589
Washington Banking Co.	3,425	60,897

Total Banks		1,114,976
Building Products – 1.3%
AAON, Inc.	1,477	41,164
Apogee Enterprises, Inc.	1,765	58,651
Insteel Industries, Inc.	645	12,687
Simpson Manufacturing Co., Inc.	4,096	144,712
Universal Forest Products, Inc.	1,016	56,225

Total Building Products		313,439
Capital Markets – 3.5%
Calamos Asset Management, Inc. Class A	6,204	80,218
Cohen & Steers, Inc.	6,103	243,204
FXCM, Inc. Class A	4,341	64,117
GAMCO Investors, Inc. Class A	134	10,405
Janus Capital Group, Inc.	30,565	332,242
Pzena Investment Management, Inc. Class A	918	10,805
Westwood Holdings Group, Inc.	1,709	107,137

Total Capital Markets		848,128
Chemicals – 6.7%
A. Schulman, Inc.	4,573	165,817
American Vanguard Corp.	1,572	34,034
Balchem Corp.	743	38,725
Chase Corp.	865	27,273
FutureFuel Corp.	8,277	168,023
Hawkins, Inc.	932	34,242
Innophos Holdings, Inc.	4,925	279,248
Innospec, Inc.	2,815	127,322
KMG Chemicals, Inc.	548	8,593
Koppers Holdings, Inc.	1,482	61,103
Minerals Technologies, Inc.	763	49,259
Olin Corp.	14,689	405,563
Quaker Chemical Corp.	1,146	90,339
Stepan Co.	1,540	99,422
Zep, Inc.	1,668	29,524

Total Chemicals		1,618,487
Commercial Services & Supplies – 11.1%
ABM Industries, Inc.	7,297	209,716
CECO Environmental Corp.	2,056	34,109
Deluxe Corp.	6,154	322,900
Ennis, Inc.	6,540	108,368
G&K Services, Inc. Class A	2,094	128,090
Healthcare Services Group, Inc.	10,373	301,439
Herman Miller, Inc.	6,152	197,664
Interface, Inc.	2,338	48,046
Kimball International, Inc. Class B	2,708	49,042
Knoll, Inc.	8,671	157,725
McGrath Rentcorp	3,830	133,897
Mobile Mini, Inc.	4,944	214,372
MSA Safety, Inc.	5,438	309,966
Steelcase, Inc. Class A	13,731	228,072
U.S. Ecology, Inc.	1,667	61,879
UniFirst Corp.	134	14,732
United Stationers, Inc.	3,025	124,237
Viad Corp.	1,760	42,310

Total Commercial Services & Supplies		2,686,564
Communications Equipment – 1.7%
ADTRAN, Inc.	5,304	129,471
InterDigital, Inc.	3,391	112,276
Plantronics, Inc.	2,710	120,459
TESSCO Technologies, Inc.	994	37,136

Total Communications Equipment		399,342
Construction & Engineering – 0.4%
Comfort Systems USA, Inc.	2,646	40,325
Primoris Services Corp.	1,512	45,330

Total Construction & Engineering		85,655
Consumer Finance – 0.1%
Cash America International, Inc.	696	26,949
Containers & Packaging – 1.2%
Greif, Inc. Class A	5,544	291,005
Distributors – 0.3%
Core-Mark Holding Co., Inc.	911	66,139
Diversified Consumer Services – 2.2%
Carriage Services, Inc.	691	12,604
DeVry Education Group, Inc.	4,130	175,070

See Notes to Financial Statements.

54	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

March 31, 2014

Investments	Shares	Value
Hillenbrand, Inc.	8,337	$269,535
Matthews International Corp. Class A	1,754	71,581

Total Diversified Consumer Services		528,790
Diversified Financial Services – 0.2%
Marlin Business Services Corp.	1,398	29,092
MicroFinancial, Inc.	3,109	24,468

Total Diversified Financial Services		53,560
Diversified Telecommunication Services – 0.2%
HickoryTech Corp.	4,121	52,708
Electrical Equipment – 1.3%
Allied Motion Technologies, Inc.	479	5,552
AZZ, Inc.	1,787	79,843
Encore Wire Corp.	204	9,896
Franklin Electric Co., Inc.	2,033	86,443
Global Power Equipment Group, Inc.	2,008	39,939
Powell Industries, Inc.	1,065	69,012
Preformed Line Products Co.	369	25,295

Total Electrical Equipment		315,980
Electronic Equipment, Instruments & Components – 4.4%
AVX Corp.	24,073	317,282
Badger Meter, Inc.	1,333	73,448
CTS Corp.	2,010	41,969
Daktronics, Inc.	6,808	97,967
Electro Rent Corp.	6,883	121,072
Littelfuse, Inc.	1,452	135,965
Mesa Laboratories, Inc.	189	17,057
Methode Electronics, Inc.	2,067	63,374
MTS Systems Corp.	1,834	125,611
Park Electrochemical Corp.	2,018	60,278

Total Electronic Equipment, Instruments & Components		1,054,023
Energy Equipment & Services – 0.7%
Gulfmark Offshore, Inc. Class A	3,957	177,828
Food & Staples Retailing – 0.5%
Andersons, Inc. (The)	1,357	80,389
Ingles Markets, Inc. Class A	1,244	29,632

Total Food & Staples Retailing		110,021
Food Products – 1.8%
Alico, Inc.	593	22,356
Calavo Growers, Inc.	2,390	85,036
Cal-Maine Foods, Inc.	716	44,950
J&J Snack Foods Corp.	906	86,949
Lancaster Colony Corp.	1,849	183,828
Lifeway Foods, Inc.	553	8,129
Limoneira Co.	572	12,973

Total Food Products		444,221
Health Care Equipment & Supplies – 2.9%
Analogic Corp.	367	30,134
Atrion Corp.	140	42,860
Cantel Medical Corp.	709	23,908
CONMED Corp.	3,601	156,463
CryoLife, Inc.	1,876	18,685
Hill-Rom Holdings, Inc.	5,313	204,763
LeMaitre Vascular, Inc.	1,478	11,927
Meridian Bioscience, Inc.	8,250	179,768
Utah Medical Products, Inc.	455	26,313

Total Health Care Equipment & Supplies		694,821
Health Care Providers & Services – 0.7%
Chemed Corp.	1,241	111,007
Ensign Group, Inc. (The)	851	37,138
U.S. Physical Therapy, Inc.	924	31,943

Total Health Care Providers & Services		180,088
Health Care Technology – 1.6%
Computer Programs & Systems, Inc.	2,444	157,882
Quality Systems, Inc.	13,419	226,513

Total Health Care Technology		384,395
Hotels, Restaurants & Leisure – 4.1%
Bob Evans Farms, Inc.	3,740	187,112
Churchill Downs, Inc.	1,153	105,269
Einstein Noah Restaurant Group, Inc.	4,011	66,021
Frisch’s Restaurants, Inc.	1,001	23,694
International Speedway Corp. Class A	1,130	38,409
Interval Leisure Group, Inc.	5,466	142,881
Papa John’s International, Inc.	3,289	171,390
Ruth’s Hospitality Group, Inc.	2,731	33,018
Texas Roadhouse, Inc.	8,119	211,743

Total Hotels, Restaurants & Leisure		979,537
Household Durables – 1.7%
Bassett Furniture Industries, Inc.	1,049	15,578
Ethan Allen Interiors, Inc.	2,615	66,552
Hooker Furniture Corp.	1,585	24,821
La-Z-Boy, Inc.	1,863	50,487
Lifetime Brands, Inc.	776	13,859
M.D.C. Holdings, Inc.	6,193	175,138
NACCO Industries, Inc. Class A	679	36,809
Ryland Group, Inc. (The)	904	36,097

Total Household Durables		419,341
Household Products – 0.8%
Orchids Paper Products Co.	2,405	73,593
WD-40 Co.	1,699	131,791

Total Household Products		205,384
Industrial Conglomerates – 0.3%
Raven Industries, Inc.	2,514	82,334
Insurance – 3.3%
AMERISAFE, Inc.	958	42,066
Crawford & Co. Class A	5,258	49,110
Employers Holdings, Inc.	1,632	33,015
HCI Group, Inc.	1,716	62,462
Infinity Property & Casualty Corp.	1,267	85,687
National Interstate Corp.	2,460	65,953
Primerica, Inc.	3,732	175,814
RLI Corp.	2,816	124,580

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	55

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

March 31, 2014

Investments	Shares	Value
Selective Insurance Group, Inc.	7,250	$169,070

Total Insurance		807,757
Internet & Catalog Retail – 0.3%
PetMed Express, Inc.	5,750	77,108
Internet Software & Services – 1.4%
j2 Global, Inc.	6,699	335,285
IT Services – 2.3%
Computer Task Group, Inc.	1,320	22,427
Convergys Corp.	5,786	126,771
CSG Systems International, Inc.	4,837	125,956
Forrester Research, Inc.	2,124	76,145
Hackett Group, Inc. (The)	3,190	19,076
Heartland Payment Systems, Inc.	1,468	60,849
ManTech International Corp. Class A	4,667	137,256

Total IT Services		568,480
Leisure Products – 0.9%
Arctic Cat, Inc.	639	30,538
Johnson Outdoors, Inc. Class A	616	15,659
Marine Products Corp.	3,178	23,898
Sturm Ruger & Co., Inc.	2,583	154,463

Total Leisure Products		224,558
Machinery – 4.1%
Alamo Group, Inc.	369	20,048
Albany International Corp. Class A	2,895	102,888
Altra Industrial Motion Corp.	2,132	76,112
Astec Industries, Inc.	1,054	46,281
Barnes Group, Inc.	3,810	146,571
CIRCOR International, Inc.	203	14,886
Dynamic Materials Corp.	615	11,710
ESCO Technologies, Inc.	1,524	53,630
Gorman-Rupp Co. (The)	1,898	60,337
Graham Corp.	210	6,689
John Bean Technologies Corp.	2,202	68,042
Kadant, Inc.	834	30,416
L.B. Foster Co. Class A	170	7,964
Lindsay Corp.	495	43,649
NN, Inc.	1,060	20,882
Standex International Corp.	505	27,058
Sun Hydraulics Corp.	1,565	67,780
Tennant Co.	1,239	81,303
Titan International, Inc.	371	7,045
Watts Water Technologies, Inc. Class A	1,510	88,622

Total Machinery		981,913
Marine – 0.2%
International Shipholding Corp.	1,687	49,665
Media – 0.9%
Meredith Corp.	4,577	212,510
Metals & Mining – 3.4%
Compass Minerals International, Inc.	3,492	288,160
Haynes International, Inc.	1,384	74,736
Kaiser Aluminum Corp.	2,185	156,053
Materion Corp.	1,820	61,753
Olympic Steel, Inc.	203	5,826
Synalloy Corp.	944	13,556
US Silica Holdings, Inc.	5,579	212,950

Total Metals & Mining		813,034
Multiline Retail – 0.2%
Fred’s, Inc. Class A	3,388	61,018
Oil, Gas & Consumable Fuels – 2.1%
Adams Resources & Energy, Inc.	405	23,458
Delek US Holdings, Inc.	7,556	219,426
Panhandle Oil and Gas, Inc. Class A	541	23,593
W&T Offshore, Inc.	13,271	229,721

Total Oil, Gas & Consumable Fuels		496,198
Paper & Forest Products – 1.2%
Deltic Timber Corp.	503	32,811
Neenah Paper, Inc.	1,980	102,405
PH Glatfelter Co.	4,135	112,555
Wausau Paper Corp.	3,165	40,290

Total Paper & Forest Products		288,061
Personal Products – 0.4%
Inter Parfums, Inc.	2,808	101,678
Professional Services – 1.7%
Barrett Business Services, Inc.	357	21,267
Corporate Executive Board Co. (The)	2,452	182,012
Exponent, Inc.	624	46,837
Insperity, Inc.	3,131	96,998
Kelly Services, Inc. Class A	1,760	41,765
VSE Corp.	241	12,701

Total Professional Services		401,580
Real Estate Investment Trusts (REITs) – 4.5%
Geo Group, Inc. (The)	9,346	301,315
Getty Realty Corp.	9,613	181,589
National Health Investors, Inc.	7,417	448,432
Potlatch Corp.	4,274	165,361

Total Real Estate Investment Trusts (REITs)		1,096,697
Road & Rail – 2.1%
Celadon Group, Inc.	576	13,847
Con-way, Inc.	3,500	143,780
Heartland Express, Inc.	2,238	50,780
Knight Transportation, Inc.	6,396	147,939
Marten Transport Ltd.	1,033	22,230
Universal Truckload Services, Inc.	1,804	52,136
Werner Enterprises, Inc.	3,494	89,132

Total Road & Rail		519,844
Semiconductors & Semiconductor Equipment – 0.8%
IXYS Corp.	2,025	22,984
Micrel, Inc.	7,766	86,047
Power Integrations, Inc.	1,176	77,357

Total Semiconductors & Semiconductor Equipment		186,388

See Notes to Financial Statements.

56	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

March 31, 2014

Investments	Shares	Value
Software – 1.6%
Blackbaud, Inc.	4,145	$129,738
Ebix, Inc.	5,365	91,581
EPIQ Systems, Inc.	5,803	79,095
Fair Isaac Corp.	307	16,983
Monotype Imaging Holdings, Inc.	2,071	62,420

Total Software		379,817
Specialty Retail – 3.9%
Aaron’s, Inc.	1,476	44,634
Big 5 Sporting Goods Corp.	3,263	52,371
Cato Corp. (The) Class A	1,154	31,204
Destination Maternity Corp.	2,222	60,883
Finish Line, Inc. (The) Class A	3,475	94,138
Group 1 Automotive, Inc.	1,579	103,677
Haverty Furniture Cos., Inc.	1,425	42,322
Lithia Motors, Inc. Class A	1,152	76,562
Monro Muffler Brake, Inc.	1,719	97,777
Pier 1 Imports, Inc.	6,641	125,382
Sonic Automotive, Inc. Class A	1,094	24,593
Stage Stores, Inc.	4,939	120,759
Stein Mart, Inc.	4,388	61,476
Winmark Corp.	79	5,977

Total Specialty Retail		941,755
Technology Hardware, Storage & Peripherals – 0.1%
TransAct Technologies, Inc.	1,172	13,466
Textiles, Apparel & Luxury Goods – 1.9%
Cherokee, Inc.	1,614	22,483
Columbia Sportswear Co.	3,140	259,521
Culp, Inc.	629	12,417
Movado Group, Inc.	900	40,995
Oxford Industries, Inc.	1,007	78,747
R.G. Barry Corp.	1,386	26,168
Superior Uniform Group, Inc.	1,409	20,670

Total Textiles, Apparel & Luxury Goods		461,001
Thrifts & Mortgage Finance – 1.6%
EverBank Financial Corp.	5,378	106,108
OceanFirst Financial Corp.	3,343	59,138
Oritani Financial Corp.	13,444	212,549

Total Thrifts & Mortgage Finance		377,795
Trading Companies & Distributors – 3.2%
Aceto Corp.	1,820	36,564
Applied Industrial Technologies, Inc.	4,955	239,029
GATX Corp.	4,966	337,092
Houston Wire & Cable Co.	3,777	49,592
Kaman Corp.	2,726	110,894

Total Trading Companies & Distributors		773,171
Wireless Telecommunication Services – 0.4%
USA Mobility, Inc.	5,275	95,847
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $23,350,432)		24,115,270
Other Assets in Excess of Liabilities – 0.2%		47,723

NET ASSETS – 100.0%		$24,162,993

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	57

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2014

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund
ASSETS:

Investments, at cost	$316,214,177	$685,334,450	$1,502,144,346	$980,685,558	$830,697,148

Investment in affiliates, at cost (Note 7)	983,470	1,958,606	1,123,851	2,425,612	1,748,746
Investments in securities, at value	418,133,278	793,686,259	1,817,574,061	1,123,921,856	988,624,115

Investment in affiliates, at value (Note 7)	1,007,099	2,023,930	1,140,905	2,478,960	1,814,035

Cash	161,398	302,399	564,627	774,647	857,861

Receivables:

Dividends and interest	753,105	1,835,636	3,037,615	2,376,251	2,170,203

Investment securities sold	—	—	—	10,431,537	—
Total Assets	420,054,880	797,848,224	1,822,317,208	1,139,983,251	993,466,214
LIABILITIES:

Payables:

Investment securities purchased	—	—	—	1,365,877	—

Capital shares redeemed	—	—	—	10,439,870	—

Advisory fees (Note 3)	98,548	250,378	424,579	361,296	314,981

Service fees (Note 2)	1,546	2,895	6,669	4,181	3,646
Total Liabilities	100,094	253,273	431,248	12,171,224	318,627
NET ASSETS	$419,954,786	$797,594,951	$1,821,885,960	$1,127,812,027	$993,147,587
NET ASSETS:

Paid-in capital	$346,290,026	$766,559,701	$1,601,315,401	$1,095,976,788	$881,252,035

Undistributed net investment income	206,281	245,166	514,973	563,863	94,257

Accumulated net realized loss on investments	(28,484,251)	(77,627,049)	(95,391,183)	(112,018,270)	(46,190,961)

Net unrealized appreciation on investments	101,942,730	108,417,133	315,446,769	143,289,646	157,992,256
NET ASSETS	$419,954,786	$797,594,951	$1,821,885,960	$1,127,812,027	$993,147,587
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	6,150,000	14,100,000	26,950,000	16,050,000	12,900,000
Net asset value per share	$68.29	$56.57	$67.60	$70.27	$76.99

See Notes to Financial Statements.

58	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities (concluded)

WisdomTree Domestic Dividend Funds

March 31, 2014

	WisdomTree SmallCap Dividend Fund	WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Growth Fund
ASSETS:

Investments, at cost	$914,856,981	$98,262,846	$23,350,432

Investment in affiliates, at cost (Note 7)	3,064,008	—	—
Investments in securities, at value	1,056,915,569	104,634,794	24,115,270

Investment in affiliates, at value (Note 7)	3,346,162	—	—

Cash	598,126	57,065	27,645

Receivables:

Dividends and interest	2,008,027	134,412	27,911
Total Assets	1,062,867,884	104,826,271	24,170,826
LIABILITIES:

Payables:

Advisory fees (Note 3)	338,600	24,333	7,743

Service fees (Note 2)	3,905	382	90
Total Liabilities	342,505	24,715	7,833
NET ASSETS	$1,062,525,379	$104,801,556	$24,162,993
NET ASSETS:

Paid-in capital	$974,733,909	$98,678,291	$23,555,419

Undistributed net investment income	1,774,107	88,623	38,292

Accumulated net realized loss on investments	(56,323,379)	(337,306)	(195,556)

Net unrealized appreciation on investments	142,340,742	6,371,948	764,838
NET ASSETS	$1,062,525,379	$104,801,556	$24,162,993
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	15,550,000	3,750,000	850,000
Net asset value per share	$68.33	$27.95	$28.43

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	59

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2014

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund
INVESTMENT INCOME:

Dividends	$10,607,841	$26,926,575	$48,926,286	$38,901,104	$22,817,064

Dividends from affiliates (Note 7)	20,475	47,102	51,450	61,892	30,265

Securities lending income (Note 2)	40,561	136,599	11,855	56,953	495,128
Total investment income	10,668,877	27,110,276	48,989,591	39,019,949	23,342,457
EXPENSES:

Advisory fees (Note 3)	1,018,060	2,791,298	4,717,506	4,301,027	2,989,051

Service fees (Note 2)	15,992	32,321	74,105	49,801	34,610
Total expenses	1,034,052	2,823,619	4,791,611	4,350,828	3,023,661
Expense waivers (Note 3)	—	(1,619)	—	(1,751)	(403)
Net expenses	1,034,052	2,822,000	4,791,611	4,349,077	3,023,258
Net investment income	9,634,825	24,288,276	44,197,980	34,670,872	20,319,199
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,160,813)	(4,273,955)	(7,466,056)	(1,162,907)	(3,699,589)

Investment transactions in affiliates (Note 7)	151,008	148,604	273,004	337,192	275,657

In-kind redemptions	14,218,580	60,418,104	87,183,178	135,400,688	71,127,545

In-kind redemptions in affiliates (Note 7)	—	575	928	5,102	6,253
Net realized gain	13,208,775	56,293,328	79,991,054	134,580,075	67,709,866
Net change in unrealized appreciation on investments	37,963,223	16,131,047	148,011,024	4,421,897	68,208,212
Net realized and unrealized gain on investments	51,171,998	72,424,375	228,002,078	139,001,972	135,918,078
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,806,823	$96,712,651	$272,200,058	$173,672,844	$156,237,277

See Notes to Financial Statements.

60	WisdomTree Domestic Dividend Funds

Statements of Operations (concluded)

WisdomTree Domestic Dividend Funds

For the Year or Period Ended March 31, 2014

	WisdomTree SmallCap Dividend Fund	WisdomTree U.S. Dividend Growth Fund[1]	WisdomTree U.S. SmallCap Dividend Growth Fund[2]
INVESTMENT INCOME:

Dividends	$27,325,384	$1,277,814	$243,817

Dividends from affiliates (Note 7)	47,849	—	—

Securities lending income (Note 2)	1,047,155	1,579	10,501
Total investment income	28,420,388	1,279,393	254,318
EXPENSES:

Advisory fees (Note 3)	3,255,558	149,672	43,869

Service fees (Note 2)	37,696	2,352	508
Total expenses	3,293,254	152,024	44,377
Expense waivers (Note 3)	(1,587)	—	—
Net expenses	3,291,667	152,024	44,377
Net investment income	25,128,721	1,127,369	209,941
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	5,105,452	(307,542)	(210,452)

Investment transactions in affiliates (Note 7)	407,050	—	—

In-kind redemptions	85,468,735	2,250,245	1,213,779

In-kind redemptions in affiliates (Note 7)	7,507	—	—
Net realized gain	90,988,744	1,942,703	1,003,327
Net change in unrealized appreciation on investments	60,998,846	6,371,948	764,838
Net realized and unrealized gain on investments	151,987,590	8,314,651	1,768,165
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$177,116,311	$9,442,020	$1,978,106
[1]	For the period May 22, 2013 (commencement of operations) through March 31, 2014.

[2]	For the period July 25, 2013 (commencement of operations) through March 31, 2014.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	61

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,634,825	$8,719,442	$24,288,276	$20,707,191	$44,197,980	$37,796,411

Net realized gain on investments	13,208,775	11,623,492	56,293,328	15,686,573	79,991,054	100,502,099

Net change in unrealized appreciation on investments	37,963,223	21,220,388	16,131,047	57,341,768	148,011,024	42,147,826
Net increase in net assets resulting from operations	60,806,823	41,563,322	96,712,651	93,735,532	272,200,058	180,446,336
DIVIDENDS:

Net investment income	(9,428,544)	(8,940,091)	(24,043,110)	(21,428,467)	(43,683,007)	(38,535,673)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	105,020,893	49,665,794	296,356,065	270,941,564	395,758,079	622,419,430

Cost of shares redeemed	(33,082,009)	(29,636,759)	(211,015,650)	(131,581,198)	(302,494,839)	(469,439,117)
Net increase in net assets resulting from capital share transactions	71,938,884	20,029,035	85,340,415	139,360,366	93,263,240	152,980,313
Net Increase in Net Assets	123,317,163	52,652,266	158,009,956	211,667,431	321,780,291	294,890,976
NET ASSETS:

Beginning of year	$296,637,623	$243,985,357	$639,584,995	$427,917,564	$1,500,105,669	$1,205,214,693

End of year	$419,954,786	$296,637,623	$797,594,951	$639,584,995	$1,821,885,960	$1,500,105,669
Undistributed net investment income included in net assets at end of year	$206,281	$—	$245,166	$—	$514,973	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	5,000,000	4,600,000	12,500,000	9,550,000	25,450,000	22,750,000

Shares created	1,650,000	950,000	5,500,000	5,800,000	6,300,000	11,300,000

Shares redeemed	(500,000)	(550,000)	(3,900,000)	(2,850,000)	(4,800,000)	(8,600,000)
Shares outstanding, end of year	6,150,000	5,000,000	14,100,000	12,500,000	26,950,000	25,450,000

See Notes to Financial Statements.

62	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$34,670,872	$46,086,135	$20,319,199	$13,397,039	$25,128,721	$14,055,669

Net realized gain on investments	134,580,075	109,080,081	67,709,866	13,450,174	90,988,744	18,133,448

Net change in unrealized appreciation on investments	4,421,897	21,198,314	68,208,212	51,779,518	60,998,846	48,871,065
Net increase in net assets resulting from operations	173,672,844	176,364,530	156,237,277	78,626,731	177,116,311	81,060,182
DIVIDENDS:

Net investment income	(34,107,009)	(48,511,932)	(20,516,140)	(13,531,422)	(23,354,614)	(14,889,292)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	410,993,802	561,533,550	503,244,191	210,740,736	600,007,486	271,062,801

Cost of shares redeemed	(517,547,568)	(863,397,708)	(186,545,384)	(81,071,494)	(244,794,543)	(97,473,959)
Net increase (decrease) in net assets resulting from capital share transactions	(106,553,766)	(301,864,158)	316,698,807	129,669,242	355,212,943	173,588,842
Net Increase (Decrease) in Net Assets	33,012,069	(174,011,560)	452,419,944	194,764,551	508,974,640	239,759,732
NET ASSETS:

Beginning of year	$1,094,799,958	$1,268,811,518	$540,727,643	$345,963,092	$553,550,739	$313,791,007

End of year	$1,127,812,027	$1,094,799,958	$993,147,587	$540,727,643	$1,062,525,379	$553,550,739
Undistributed net investment income included in net assets at end of year	$563,863	$—	$94,257	$291,198	$1,774,107	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	17,650,000	23,150,000	8,300,000	6,150,000	9,700,000	6,400,000

Shares created	6,150,000	10,000,000	7,150,000	3,550,000	9,500,000	5,200,000

Shares redeemed	(7,750,000)	(15,500,000)	(2,550,000)	(1,400,000)	(3,650,000)	(1,900,000)
Shares outstanding, end of year	16,050,000	17,650,000	12,900,000	8,300,000	15,550,000	9,700,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	63

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Growth Fund
	For the Period May 22, 2013* through March 31, 2014	For the Period July 25, 2013* through March 31, 2014
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,127,369	$209,941

Net realized gain on investments	1,942,703	1,003,327

Net change in unrealized appreciation on investments	6,371,948	764,838
Net increase in net assets resulting from operations	9,442,020	1,978,106
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,038,746)	(171,649)

Capital gains	(6,237)	—
Total dividends and distributions	(1,044,983)	(171,649)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	111,446,892	30,814,169

Cost of shares redeemed	(15,042,473)	(8,457,733)
Net increase in net assets resulting from capital share transactions	96,404,419	22,356,436
Net Increase in Net Assets	104,801,456	24,162,893
NET ASSETS:

Beginning of period	$100	$100

End of period	$104,801,556	$24,162,993
Undistributed net investment income included in net assets at end of period	$88,623	$38,292
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4

Shares created	4,300,000	1,150,000

Shares redeemed	(550,004)	(300,004)
Shares outstanding, end of period	3,750,000	850,000
*	Commencement of operations.

See Notes to Financial Statements.

64	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$59.33	$53.04	$48.84	$42.89	$29.26
Investment operations:
Net investment income[1]	1.68	1.65	1.47	1.37	1.14
Net realized and unrealized gain	8.91	6.32	4.15	5.92	13.61
Total from investment operations	10.59	7.97	5.62	7.29	14.75
Dividends to shareholders:
Net investment income	(1.63)	(1.68)	(1.42)	(1.34)	(1.12)
Net asset value, end of year	$68.29	$59.33	$53.04	$48.84	$42.89

TOTAL RETURN[2]	18.10%	15.39%	11.81%	17.37%	50.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$419,955	$296,638	$243,985	$170,948	$132,971
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.65%	3.05%	3.03%	3.10%	3.01%
Portfolio turnover rate[4]	12%	13%	15%	6%	16%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$51.17	$44.81	$40.52	$35.12	$22.98
Investment operations:
Net investment income[1]	1.77	1.82	1.66	1.61	1.17
Net realized and unrealized gain	5.37	6.40	4.15	5.33	12.16
Total from investment operations	7.14	8.22	5.81	6.94	13.33
Dividends to shareholders:
Net investment income	(1.74)	(1.86)	(1.52)	(1.54)	(1.19)
Net asset value, end of year	$56.57	$51.17	$44.81	$40.52	$35.12

TOTAL RETURN[2]	14.24%	18.83%	14.66%	20.24%	58.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$797,595	$639,585	$427,918	$178,273	$122,907
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.31%	3.91%	3.99%	4.25%	3.72%
Portfolio turnover rate[4]	30%	28%	22%	8%	25%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	65

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$58.94	$52.98	$48.31	$42.56	$29.86
Investment operations:
Net investment income[1]	1.65	1.61	1.45	1.33	1.10
Net realized and unrealized gain	8.64	6.00	4.59	5.68	12.69
Total from investment operations	10.29	7.61	6.04	7.01	13.79
Dividends to shareholders:
Net investment income	(1.63)	(1.65)	(1.37)	(1.26)	(1.09)
Net asset value, end of year	$67.60	$58.94	$52.98	$48.31	$42.56

TOTAL RETURN[2]	17.70%	14.69%	12.82%	16.83%	46.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,821,886	$1,500,106	$1,205,215	$611,094	$412,809
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.62%	2.97%	3.02%	3.04%	2.89%
Portfolio turnover rate[4]	11%	14%	14%	5%	17%

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$62.03	$54.81	$50.13	$42.76	$26.74
Investment operations:
Net investment income[1]	2.00	2.27	2.06	1.81	1.60
Net realized and unrealized gain	8.22	7.36	4.31	7.25	16.01
Total from investment operations	10.22	9.63	6.37	9.06	17.61
Dividends to shareholders:
Net investment income	(1.98)	(2.41)	(1.69)	(1.69)	(1.59)
Net asset value, end of year	$70.27	$62.03	$54.81	$50.13	$42.76

TOTAL RETURN[2]	16.75%	18.18%	12.99%	21.68%	66.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,127,812	$1,094,800	$1,268,812	$343,382	$190,277
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.06%	4.08%	4.05%	3.99%	4.32%
Portfolio turnover rate[4]	35%	34%	38%	5%	57%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

66	WisdomTree Domestic Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$65.15	$56.25	$54.01	$46.08	$26.80
Investment operations:
Net investment income[1]	1.83	1.99	1.47	1.53	1.29
Net realized and unrealized gain	11.82	8.91	2.17	7.79	19.22
Total from investment operations	13.65	10.90	3.64	9.32	20.51
Dividends to shareholders:
Net investment income	(1.81)	(2.00)	(1.40)	(1.39)	(1.23)
Net asset value, end of year	$76.99	$65.15	$56.25	$54.01	$46.08

TOTAL RETURN[2]	21.24%	19.96%	6.99%	20.60%	77.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$993,148	$540,728	$345,963	$256,552	$122,121
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.58%	3.46%	2.81%	3.16%	3.34%
Portfolio turnover rate[4]	32%	33%	29%	10%	11%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$57.07	$49.03	$48.66	$42.39	$24.06
Investment operations:
Net investment income[1]	1.85	1.87	1.68	1.72	1.49
Net realized and unrealized gain	11.10	8.14	0.34	6.14	18.28
Total from investment operations	12.95	10.01	2.02	7.86	19.77
Dividends to shareholders:
Net investment income	(1.69)	(1.97)	(1.65)	(1.59)	(1.44)
Net asset value, end of year	$68.33	$57.07	$49.03	$48.66	$42.39

TOTAL RETURN[2]	22.99%	21.06%	4.50%	18.96%	83.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,062,525	$553,551	$313,791	$248,171	$154,724
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.93%	3.71%	3.69%	3.86%	4.21%
Portfolio turnover rate[4]	42%	49%	31%	11%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	67

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend Growth Fund	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$24.86
Investment operations:
Net investment income[1]	0.48
Net realized and unrealized gain	3.02
Total from investment operations	3.50
Dividends and distributions to shareholders:
Net investment income	(0.41)
Capital gains	(0.00)[5]
Total dividends and distributions to shareholders	(0.41)
Net asset value, end of period	$27.95

TOTAL RETURN[2]	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$104,802
Ratios to average net assets of:
Expenses	0.28%[3]
Net investment income	2.11%[3]
Portfolio turnover rate[4]	31%

WisdomTree U.S. SmallCap Dividend Growth Fund	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$25.02
Investment operations:
Net investment income[1]	0.34
Net realized and unrealized gain	3.32
Total from investment operations	3.66
Dividends to shareholders:
Net investment income	(0.25)
Net asset value, end of period	$28.43

TOTAL RETURN[2]	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,163
Ratios to average net assets of:
Expenses	0.38%[3]
Net investment income	1.82%[3]
Portfolio turnover rate[4]	71%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount is less than $0.005.

See Notes to Financial Statements.

68	WisdomTree Domestic Dividend Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2014, the Trust offered 62 investment funds (each a “Fund”, and collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy and procedures. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon

WisdomTree Domestic Dividend Funds	69

Notes to Financial Statements (continued)

a price from a national securities exchange, independent pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

70	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$418,133,278	$—	$—
Exchange-Traded Fund	1,007,099	—	—
Total	$419,140,377	$—	$—

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$793,686,259	$—	$—
Exchange-Traded Fund	2,023,930	—	—
Total	$795,710,189	$—	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,817,574,061	$—	$—
Exchange-Traded Fund	1,140,905	—	—
Total	$1,818,714,966	$—	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,123,921,856	$—	$—
Exchange-Traded Funds	2,478,960	—	—
Total	$1,126,400,816	$—	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$988,624,115	$—	$—
Exchange-Traded Fund	1,814,035	—	—
Total	$990,438,150	$—	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,056,915,569	$—	$—
Exchange-Traded Fund	3,346,162	—	—
Total	$1,060,261,731	$—	$—

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$104,634,794	$—	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,115,270	$—	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

WisdomTree Domestic Dividend Funds	71

Notes to Financial Statements (continued)

There were no Level 3 securities at or during the fiscal year or period ended March 31, 2014.

There were no transfers into or out of any fair value measurement levels as described above during the fiscal year or period ended March 31, 2014.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the fiscal year ended March 31, 2014.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Under the investment advisory agreement for each Fund except U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of Trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Under the investment advisory agreement for U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of March 31, 2014, the Funds did not have any securities on loan.

72	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2014, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2014, there were no balances on the Statements of Assets and Liabilities subject to master netting arrangements.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their U.S. Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2.

WisdomTree Domestic Dividend Funds	73

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%
U.S. Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year or period ended March 31, 2014, WTAM waived its advisory fees for each Fund’s investments associated with daily uninvested cash in correlated affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Dividend Fund	$—
Equity Income Fund	1,619
LargeCap Dividend Fund	—
Dividend ex-Financials Fund	1,751
MidCap Dividend Fund	403
SmallCap Dividend Fund	1,587
U.S. Dividend Growth Fund	—
U.S. SmallCap Dividend Growth Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2014, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

74	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the fiscal year or period ended March 31, 2014 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$43,952,188	$46,537,749
Equity Income Fund	220,448,471	228,405,221
LargeCap Dividend Fund	180,986,547	180,607,659
Dividend ex-Financials Fund	389,605,111	411,105,280
MidCap Dividend Fund	256,737,748	253,690,386
SmallCap Dividend Fund	359,720,863	357,006,905
U.S. Dividend Growth Fund[1]	19,406,359	20,267,673
U.S. SmallCap Dividend Growth Fund[2]	12,083,338	12,419,795
[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

For the fiscal year or period ended March 31, 2014, the cost of purchases and the proceeds from sales resulting from in-kind capital shares transactions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$104,769,504	$29,897,746
Equity Income Fund	295,523,200	201,446,695
LargeCap Dividend Fund	395,006,531	301,278,928
Dividend ex-Financials Fund	410,098,455	491,669,893
MidCap Dividend Fund	502,227,789	188,264,011
SmallCap Dividend Fund	596,483,622	240,189,317
U.S. Dividend Growth Fund[1]	111,337,277	14,145,738
U.S. SmallCap Dividend Growth Fund[2]	30,784,376	8,093,745
[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Dividend Fund	$320,594,720	$101,235,827	$(2,690,170)	$98,545,657
Equity Income Fund	699,031,563	105,391,648	(8,713,022)	96,678,626
LargeCap Dividend Fund	1,513,344,251	317,544,832	(12,174,117)	305,370,715
Dividend ex-Financials Fund	1,001,884,307	148,403,728	(23,887,219)	124,516,509
MidCap Dividend Fund	846,532,836	155,213,352	(11,308,038)	143,905,314
SmallCap Dividend Fund	934,464,481	141,678,141	(15,880,891)	125,797,250
U.S. Dividend Growth Fund	98,605,540	6,864,115	(834,861)	6,029,254
U.S. SmallCap Dividend Growth Fund	23,531,787	1,319,131	(735,648)	583,483

WisdomTree Domestic Dividend Funds	75

Notes to Financial Statements (continued)

At March 31, 2014, the components of accumulated earning/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Earnings/(Losses)
Total Dividend Fund	$206,281	$(25,087,178)	$98,545,657	$73,664,760
Equity Income Fund	245,166	(65,888,542)	96,678,626	31,035,250
LargeCap Dividend Fund	514,973	(85,315,129)	305,370,715	220,570,559
Dividend ex-Financials Fund	563,863	(93,245,133)	124,516,509	31,835,239
MidCap Dividend Fund	94,257	(32,104,019)	143,905,314	111,895,552
SmallCap Dividend Fund	1,774,107	(39,779,887)	125,797,250	87,791,470
U.S. Dividend Growth Fund	94,011	—	6,029,254	6,123,265
U.S. SmallCap Dividend Growth Fund	38,292	(14,201)	583,483	607,574

The tax character of distributions paid during the fiscal years or periods ended March 31, 2014 and March 31, 2013, was as follows:

	Year/Period Ended March 31, 2014	Year Ended March 31, 2013
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Dividend Fund	$9,428,544	$8,940,091
Equity Income Fund	24,043,110	21,428,467
LargeCap Dividend Fund	43,683,007	38,535,673
Dividend ex-Financials Fund	34,107,009	48,511,932
MidCap Dividend Fund	20,516,140	13,531,422
SmallCap Dividend Fund	23,354,614	14,889,292
U.S. Dividend Growth Fund[1]	1,044,983	N/A
U.S. SmallCap Dividend Growth Fund[2]	171,649	N/A
*	Includes short-term capital gains.

[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

At March 31, 2014, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration*	Long-Term Post-Effective No Expiration*	Capital Loss Available Total
Total Dividend Fund	$—	$2,933,071	$11,073,078	$10,786,298	$—	$—	$24,792,447
Equity Income Fund	—	6,714,664	36,880,803	21,181,473	—	—	64,776,940
LargeCap Dividend Fund	1,089,361	12,904,697	32,859,591	32,903,699	—	1,305,749	81,063,097
Dividend ex-Financials Fund	791,229	9,972,192	68,035,975	1,318,159	—	13,127,578	93,245,133
MidCap Dividend Fund	—	6,602,518	16,904,294	5,568,674	—	2,920,594	31,996,080
SmallCap Dividend Fund	—	413,135	32,761,958	6,604,794	—	—	39,779,887
U.S. Dividend Growth Fund	—	—	—	—	—	—	—
U.S. SmallCap Dividend Growth Fund	—	—	—	—	6,841	—	6,841
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

76	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2014, the following Funds incurred and will elect to defer post-October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Total Dividend Fund	$—	$294,731
Equity Income Fund	—	1,111,602
LargeCap Dividend Fund	603,493	3,648,539
Dividend ex-Financials Fund	—	—
MidCap Dividend Fund	—	107,939
SmallCap Dividend Fund	—	—
U.S. Dividend Growth Fund[1]	—	—
U.S. SmallCap Dividend Growth Fund[2]	7,360	—
[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

During the fiscal year or period ended March 31, 2014, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains:

Fund	Utilized Capital Loss Carryforwards
Total Dividend Fund	$152,242
Equity Income Fund	1,064,261
LargeCap Dividend Fund	—
Dividend ex-Financials Fund	—
MidCap Dividend Fund	—
SmallCap Dividend Fund	11,382,637
U.S. Dividend Growth Fund[1]	—
U.S. SmallCap Dividend Growth Fund[2]	—
[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

At March 31, 2014, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Total Dividend Fund	$—	$(13,994,181)	$13,994,181
Equity Income Fund	—	(58,318,264)	58,318,264
LargeCap Dividend Fund	—	(85,247,294)	85,247,294
Dividend ex-Financials Fund	—	(130,723,486)	130,723,486
MidCap Dividend Fund	—	(67,968,244)	67,968,244
SmallCap Dividend Fund	—	(82,441,745)	82,441,745
U.S. Dividend Growth Fund	—	(2,273,772)	2,273,772
U.S. SmallCap Dividend Growth Fund	—	(1,198,883)	1,198,883

These differences are primarily due to redemptions-in-kind and the utilization of earnings and profits distributed to shareholders on redemptions of shares.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended March 31, 2014, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2014, remains subject to examination by taxing authorities.

WisdomTree Domestic Dividend Funds	77

Notes to Financial Statements (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year or period ended March 31, 2014 are as follows:

Fund	Value at 3/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2014	Dividend Income
Total Dividend Fund
WisdomTree Total Earnings Fund	$555,273	$5,056,674	$4,750,100	$1,007,099	$20,475

Equity Income Fund
WisdomTree Total Dividend Fund	$1,724,461	$13,608,338	$13,498,009	$2,023,930	$47,102

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$1,000,359	$21,598,169	$21,711,736	$1,140,905	$51,450

Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$949,055	$10,574,408	$10,430,243	$1,237,251	$30,826
WisdomTree MidCap Dividend Fund	953,240	10,567,256	10,477,046	1,241,709	31,066
Total	$1,902,295	$21,141,664	$20,907,289	$2,478,960	$61,892

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,280,250	$11,164,057	$10,742,364	$1,814,035	$30,265

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$2,167,320	$10,873,412	$10,133,896	$3,346,162	$47,849

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued Accounting Standards Update 2013-08 “Financial Services-Investment Companies” (“ASU 2013-08”). ASU 2013-08 provides clarifying guidance to determine if an entity qualifies as an investment company. ASU 2013-08 also requires an investment company to measure non-controlling interests in other investment companies at fair value. The following disclosures will also be required upon adoption of ASU 2013-08: (i) whether an entity is an investment company and is applying the accounting and reporting guidance for investment companies; (ii) information about changes, if any, in an entity’s status as an investment company; and (iii) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The requirements of ASU 2013-08 are effective for fiscal years that begin after December 15, 2013.

At this time, management is evaluating the implications of ASU 2013-08 and its impact on the Trust’s financial statements.

9. ADDITIONAL INFORMATION

In September 2013, the Funds entered into agreements to change transfer agency, custody, fund accounting, fund administration and securities lending services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

78	WisdomTree Domestic Dividend Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund, WisdomTree SmallCap Dividend Fund, WisdomTree U.S. Dividend Growth Fund and WisdomTree U.S. SmallCap Dividend Growth Fund (eight of the investment funds constituting WisdomTree Trust (the “Trust”)) as of March 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund, WisdomTree SmallCap Dividend Fund, WisdomTree U.S. Dividend Growth Fund and WisdomTree U.S. SmallCap Dividend Growth Fund of WisdomTree Trust at March 31, 2014, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 30, 2014

WisdomTree Domestic Dividend Funds	79

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
David G. Chrencik* (1948)	Trustee, 2014 – present	Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) since 2010; Chief Financial Officer of Sarus Indochina Select LP Hedge Fund since 2012; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	62	Trustee, Vericimetry Funds

Joel Goldberg** (1945)	Trustee, 2012 – present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	62	None

Melinda A. Raso Kirstein (1955)	Trustee, 2014 – present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	62	Associate Alumnae of Douglass College, Member of Investment Committee

Toni Massaro*** (1955)	Trustee, 2006 – present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	62	None

Victor Ugolyn (1947)	Trustee, 2006 – present; Chairman of the Board of Trustees, 2006 – present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	62	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

+	As of March 31, 2014.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Chair of the Governance and Nominating Committee.

80	WisdomTree Domestic Dividend Funds

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Jonathan Steinberg**** (1964)	Trustee, 2005 – present President, 2005 – present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	62	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano**** (1971)	Treasurer, 2013 – present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	62	None

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013 – present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	62	None

Sarah English**** (1977)	Assistant Secretary, 2013 – present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	62	None

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012 – present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	62	None

+	As of March 31, 2014.

****	Elected by and serves at the pleasure of the Board.

WisdomTree Domestic Dividend Funds	81

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year or period ended March 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2014, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Dividend Fund	$9,428,544
Equity Income Fund	24,043,110
LargeCap Dividend Fund	43,683,007
Dividend ex-Financials Fund	34,107,009
MidCap Dividend Fund	18,077,426
SmallCap Dividend Fund	22,403,556
U.S. Dividend Growth Fund[1]	1,044,983
U.S. SmallCap Dividend Growth Fund[2]	171,649
[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2014, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Dividend Fund	100.00%
Equity Income Fund	100.00%
LargeCap Dividend Fund	100.00%
Dividend ex-Financials Fund	100.00%
MidCap Dividend Fund	86.31%
SmallCap Dividend Fund	94.16%
U.S. Dividend Growth Fund[1]	100.00%
U.S. SmallCap Dividend Growth Fund[2]	100.00%
[1]	For the period May 22, 2013 through March 31, 2014.

[2]	For the period July 25, 2013 through March 31, 2014.

82	WisdomTree Domestic Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Special Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust (the “Trust”) was held on March 11, 2014 and the three Trustees identified below were elected by the Trust’s shareholders. Election of Trustees was the only matter proposed for voting at the special meeting and the following is a report of the votes cast:

Nominee*	For	Withheld
David Chrencik	564,021,648	4,593,018
Joel Goldberg	564,748,510	3,866,156
Melinda Raso Kirstein	563,676,336	4,938,330
*	Joel Goldberg is an existing Trustee of the Trust who had not previously been elected by shareholders, while David Chrencik and Melinda Raso Kirstein are newly elected Trustees.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Domestic Dividend Funds	83

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2014:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree International Dividend Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree U.S. Dividend Growth Fund

WisdomTree U.S. SmallCap Dividend Growth Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006645 5/2015

WisdomTree Trust

Domestic and International Earnings Funds

Annual Report

March 31, 2014

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500 Index, returned 21.86% for the 12-month period ended March 31, 2014 (the “period”). After bottoming in March of 2009, the S&P 500 Index recorded its fifth straight year of gains. Measured from March 31, 2009 through March 31, 2014, the five year cumulative total return on the S&P 500 Index was 161.07%. This represents a substantial recovery in the equity markets as earnings and dividend levels reached and surpassed previous levels. In fact, this was also enough for the S&P 500 Index to reach new highs.

While the overall return for the period was positive, it was marked by several bouts of volatility. Most of the volatility during the period was surrounding the Federal Reserve’s (Fed) decision to begin tapering its quantitative easing program. Since the global financial crisis, the Fed and central banks around the world have embraced policies to provide ample liquidity to the markets with the goal of keeping interest rates low and credit flowing. However, as the U.S. economy continued to improve, many began to anticipate the possibility of the Fed ending its extraordinary accommodation. Starting in May 2013, on just a hint of the Fed possibly dialing back its bond purchases, longer-term interest rates in the U.S. rose considerably. At its December meeting, the Fed began scaling back purchases of both mortgage-backed securities and U.S. Treasury bonds and because of that it is on track to end its asset purchase program by the end of 2014 assuming no drop-off in economic performance.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
EXT	WisdomTree Total Earnings Fund	22.89%	Russell 3000 Index	22.61%	0.28%
EPS	WisdomTree Earnings 500 Fund	22.24%	S&P 500 Index	21.86%	0.38%
EZM	WisdomTree MidCap Earnings Fund	27.26%	S&P MidCap 400 Index	21.24%	6.02%
EES	WisdomTree SmallCap Earnings Fund	29.55%	Russell 2000 Index	24.90%	4.65%
EZY	WisdomTree LargeCap Value Fund	21.20%	Russell 1000 Value Index	21.57%	-0.37%
EPI	WisdomTree India Earnings Fund	6.81%	MSCI India Index	6.74%	0.07%

The top-performing performance benchmark within the aforementioned chart was the Russell 2000 Index, which is a measure of small cap stocks. Small cap stocks typically perform well when market participants believe the economy is improving or performing strongly and under circumstances when interest rates are rising such as that experienced over the period. Of the U.S. based performance benchmarks shown, the S&P MidCap 400 Index was actually the lowest U.S. equity benchmark performer, which is quite impressive considering its return was over 21% for the period and was fairly close to the S&P 500 index of large cap stocks. The MSCI India Index is notable for its lackluster 6.74% return over the period, trailing the U.S. equity performance benchmarks by a significant margin.

WisdomTree’s earnings-weighted funds are designed to track indexes based on the earnings stream generated by companies included in the underlying WisdomTree Index. The earnings stream is defined as the total dollar level of earnings for all companies within each Index. There are two primary factors that drive performance differentials of the WisdomTree Funds and Indexes versus their performance benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the earnings stream.

All ten of the sectors represented within the S&P 500 Index experienced positive performance over the period. The best-performing sector over the period was the Health Care sector, with Industrials and Information Technology close behind. Each of these

WisdomTree Domestic and International Earnings Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

sectors delivered a return greater than 25% over the period. The Health Care sector was positively affected by the implementation of the Affordable Care Act and performance from high growth areas like biotechnology and life sciences. Industrials and Information Technology tend to be higher growth and more economically sensitive sectors, which allowed them to benefit from a continual improvement in the economy and strong equity markets. The worst performing sectors over the period were the Consumer Staples, Utilities and Telecommunication Services sectors. These sectors tend to be more defensive by nature and are apt to lag during periods of strong positive market performance. Also, these sectors tend to be some of the highest yielding sectors of the market and were negatively impacted by the rise in treasury yields over the second half of last year. Over the period last year there was a rotation out of the more defensive dividend paying equities into higher growth non-dividend paying cyclical stocks.

The performance of most WisdomTree Funds compared to the applicable performance benchmark was favorable over the period. The best performing Funds of those shown relative to its performance benchmark were the WisdomTree MidCap Earnings Fund and the WisdomTree SmallCap Earnings Fund, outperforming their performance benchmarks by 6.02% and 4.65%, respectively. The only Fund to underperform during the period was the WisdomTree LargeCap Value Fund, which lagged the Russell 1000 Value Index by 0.37%.

Each of the WisdomTree Domestic and International Earnings Funds shown here tracks an underlying WisdomTree Index that focuses solely on generating exposure to the performance of companies that have generated positive profits on a cumulative basis leading up to the Index screening date. As such, during certain years with strong market performance, like the period shown here, focusing on companies that have generated positive earnings leading up to the Index screening date can certainly provide upside market capture. Of the domestic Funds shown, relative performance was gained by tilting more weight to the more profitable sectors relative to the performance benchmarks, as well as missing exposure to deeper value firms that may not have generated positive profits prior to the Index screening date.

With respect to India, the WisdomTree India Earnings Fund underperformed during the first half of the period, but was able to catch up during the second half of the period, and end slightly ahead of the performance benchmark. The Fund has typically performed better in broad equity market rallies, similar to what we witnessed in the second half of the period, because the Fund tends to be more inclusive of mid and small capitalization Fund. The WisdomTree India Earnings Fund tracks an Index that generates exposure to the performance of India’s equities across all capitalization sizes, whereas the MSCI India Index is predominantly exposure to large caps.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 9 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	20.1%
Information Technology	18.4%
Consumer Discretionary	12.2%
Industrials	11.1%
Energy	10.2%
Health Care	10.1%
Consumer Staples	9.4%
Materials	3.5%
Utilities	3.0%
Telecommunication Services	1.9%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Apple, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Wells Fargo & Co.	2.1%
Chevron Corp.	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
International Business Machines Corp.	1.6%
Wal-Mart Stores, Inc.	1.5%
Johnson & Johnson	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 22.89% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in Financials contributed to performance while its position in Telecommunication Services contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000® Index
One Year	22.89%	22.89%	23.33%	22.61%
Three Year	15.15%	15.16%	15.51%	14.61%
Five Year	22.08%	22.05%	22.45%	21.93%
Since Inception[1]	6.47%	6.47%	6.72%	6.19%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	19.5%
Information Technology	19.1%
Consumer Discretionary	11.5%
Energy	10.9%
Health Care	10.7%
Consumer Staples	10.2%
Industrials	9.9%
Materials	3.2%
Utilities	2.8%
Telecommunication Services	2.0%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Apple, Inc.	3.7%
Exxon Mobil Corp.	3.6%
Microsoft Corp.	2.6%
JPMorgan Chase & Co.	2.6%
Wells Fargo & Co.	2.4%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. Class B	1.9%
International Business Machines Corp.	1.8%
Wal-Mart Stores, Inc.	1.7%
Johnson & Johnson	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 22.24% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in Information Technology contributed to performance while its position in Telecommunication Services contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500® Index
One Year	22.24%	22.27%	22.64%	21.86%
Three Year	15.06%	15.07%	15.38%	14.66%
Five Year	21.02%	21.03%	21.40%	21.16%
Since Inception[1]	6.00%	6.00%	6.31%	5.92%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	23.7%
Industrials	19.4%
Consumer Discretionary	17.2%
Information Technology	12.8%
Utilities	6.1%
Health Care	5.8%
Materials	5.8%
Energy	5.3%
Consumer Staples	3.1%
Investment Companies	0.5%
Telecommunication Services	0.2%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Liberty Ventures Series A	1.2%
MBIA, Inc.	1.0%
Joy Global, Inc.	0.8%
American Airlines Group, Inc.	0.8%
Synovus Financial Corp.	0.8%
Alaska Air Group, Inc.	0.6%
AGCO Corp.	0.6%
First Solar, Inc.	0.6%
WisdomTree MidCap Dividend Fund	0.5%
Pilgrim’s Pride Corp.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned 27.26% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in Financials contributed to performance while its position in Telecommunication Services contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400® Index
One Year	27.26%	27.11%	27.49%	21.24%
Three Year	16.28%	16.26%	16.55%	13.37%
Five Year	29.34%	29.29%	29.83%	24.86%
Since Inception[1]	9.90%	9.90%	10.10%	8.34%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	23.1%
Consumer Discretionary	18.4%
Industrials	18.0%
Information Technology	13.8%
Health Care	8.2%
Energy	5.8%
Materials	4.8%
Consumer Staples	3.9%
Utilities	2.6%
Telecommunication Services	1.2%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
American Axle & Manufacturing Holdings, Inc.	1.1%
M.D.C. Holdings, Inc.	0.9%
Cooper Tire & Rubber Co.	0.9%
PDL BioPharma, Inc.	0.8%
PBF Energy, Inc. Class A	0.7%
American Equity Investment Life Holding Co.	0.7%
Stone Energy Corp.	0.6%
TiVo, Inc.	0.6%
Acorda Therapeutics, Inc.	0.6%
United Community Banks, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned 29.55% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its position in Financials. The Fund’s position in Utilities, though positive, contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000® Index
One Year	29.55%	29.83%	29.55%	24.90%
Three Year	15.59%	15.62%	15.81%	13.18%
Five Year	30.06%	29.99%	30.40%	24.31%
Since Inception[1]	8.46%	8.46%	8.53%	6.52%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.9%
Consumer Discretionary	20.9%
Consumer Staples	14.4%
Health Care	12.9%
Industrials	8.6%
Energy	6.6%
Materials	4.7%
Utilities	2.8%
Information Technology	1.8%
Telecommunication Services	1.1%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.1%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Wal-Mart Stores, Inc.	5.6%
Berkshire Hathaway, Inc. Class B	4.9%
Citigroup, Inc.	4.3%
Abbott Laboratories	3.2%
American International Group, Inc.	2.7%
Bank of America Corp.	2.7%
Walt Disney Co. (The)	2.5%
Comcast Corp. Class A	2.1%
Amgen, Inc.	1.9%
CVS Caremark Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 21.20% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its position in Financials. The Fund’s position in Information Technology created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E /LargeCap Value Spliced Index[1]	Russell 1000® Value Index
One Year	21.20%	21.22%	21.62%	21.57%
Three Year	12.75%	12.76%	13.13%	14.80%
Five Year	21.32%	21.30%	21.84%	21.75%
Since Inception[2]	4.19%	4.21%	4.54%	4.52%
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	26.1%
Energy	19.3%
Information Technology	14.4%
Consumer Discretionary	9.2%
Materials	8.8%
Industrials	6.9%
Utilities	5.5%
Health Care	4.8%
Consumer Staples	3.8%
Telecommunication Services	1.0%
Other Assets less Liabilities‡	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Reliance Industries Ltd.	8.9%
Infosys Ltd.	7.0%
Oil & Natural Gas Corp. Ltd.	4.7%
Housing Development Finance Corp.	4.4%
ICICI Bank Ltd.	3.6%
Tata Motors Ltd.	3.4%
Tata Consultancy Services Ltd.	3.1%
State Bank of India	2.5%
Cairn India Ltd.	2.5%
HDFC Bank Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned 6.81% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in Information Technology contributed to performance while its position in Financials subtracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.83%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
One Year	6.81%	6.95%	7.80%	6.74%
Three Year	-7.74%	-7.63%	-6.48%	-4.62%
Five Year	12.37%	12.35%	13.81%	15.44%
Since Inception[1]	-3.66%	-3.77%	-2.30%	-2.27%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic and International Earnings Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The MSCI India Index is a free float-adjusted market capitalization index that is comprised of stocks in India.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Domestic and International Earnings Funds	9

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

10	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/13 to 3/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic and International Earnings Funds	11

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Annualized Expense Ratio Based on the Period 10/01/13 to 3/31/14	Expenses Paid During the Period† 10/01/13 to 3/31/14
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,129.50	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,130.00	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,132.90	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,107.00	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,130.20	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$1,247.30	0.83%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	0.83%	$4.18
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.9%
COMMON STOCKS – 99.9%
Aerospace & Defense – 2.9%
AAR Corp.	246	$6,384
Alliant Techsystems, Inc.	245	34,827
B/E Aerospace, Inc.*	210	18,226
Boeing Co. (The)	2,400	301,176
Cubic Corp.	128	6,537
Curtiss-Wright Corp.	161	10,230
Esterline Technologies Corp.*	124	13,211
Exelis, Inc.	1,312	24,941
GenCorp, Inc.*	492	8,989
General Dynamics Corp.	1,259	137,130
HEICO Corp.	85	5,114
Hexcel Corp.*	215	9,361
Honeywell International, Inc.	2,702	250,637
Huntington Ingalls Industries, Inc.	159	16,259
L-3 Communications Holdings, Inc.	508	60,020
Lockheed Martin Corp.	1,640	267,714
Moog, Inc. Class A*	167	10,940
National Presto Industries, Inc.	43	3,356
Northrop Grumman Corp.	1,096	135,224
Orbital Sciences Corp.*	207	5,775
Precision Castparts Corp.	377	95,291
Raytheon Co.	1,617	159,743
Rockwell Collins, Inc.	528	42,066
Teledyne Technologies, Inc.*	124	12,069
Textron, Inc.	747	29,350
TransDigm Group, Inc.	81	15,001
Triumph Group, Inc.	273	17,630
United Technologies Corp.	2,963	346,197

Total Aerospace & Defense		2,043,398
Air Freight & Logistics – 0.5%
Atlas Air Worldwide Holdings, Inc.*	152	5,361
C.H. Robinson Worldwide, Inc.	398	20,851
Expeditors International of Washington, Inc.	426	16,883
FedEx Corp.	752	99,685
Forward Air Corp.	101	4,657
Hub Group, Inc. Class A*	127	5,079
Park-Ohio Holdings Corp.*	149	8,366
United Parcel Service, Inc. Class B	2,262	220,274

Total Air Freight & Logistics		381,156
Airlines – 0.5%
Alaska Air Group, Inc.	370	34,525
Allegiant Travel Co.	80	8,954
American Airlines Group, Inc.*	1,458	53,363
Delta Air Lines, Inc.	4,768	165,211
Hawaiian Holdings, Inc.*	594	8,292
JetBlue Airways Corp.*	975	8,473
SkyWest, Inc.	312	3,981
Southwest Airlines Co.	1,988	46,937
Spirit Airlines, Inc.*	217	12,890

Total Airlines		342,626
Auto Components – 0.5%
Allison Transmission Holdings, Inc.	265	$7,934
American Axle & Manufacturing Holdings, Inc.*	848	15,705
BorgWarner, Inc.	744	45,734
Cooper Tire & Rubber Co.	726	17,642
Dana Holding Corp.	119	2,769
Dorman Products, Inc.*	128	7,560
Gentex Corp.	372	11,729
Goodyear Tire & Rubber Co. (The)	1,050	27,436
Johnson Controls, Inc.	1,552	73,440
Lear Corp.	801	67,060
Standard Motor Products, Inc.	168	6,009
Superior Industries International, Inc.	153	3,135
Tenneco, Inc.*	247	14,343
TRW Automotive Holdings Corp.*	856	69,867
Visteon Corp.*	88	7,783

Total Auto Components		378,146
Automobiles – 0.6%
Ford Motor Co.	22,552	351,811
Harley-Davidson, Inc.	645	42,963
Thor Industries, Inc.	192	11,724
Winnebago Industries, Inc.*	187	5,122

Total Automobiles		411,620
Banks – 9.3%
1st Source Corp.	130	4,172
Associated Banc-Corp.	630	11,378
BancFirst Corp.	65	3,681
BancorpSouth, Inc.	293	7,313
Bank of America Corp.	40,533	697,168
Bank of Hawaii Corp.	193	11,698
Bank of the Ozarks, Inc.	196	13,340
BankUnited, Inc.	343	11,926
Banner Corp.	99	4,080
BB&T Corp.	2,618	105,165
BBCN Bancorp, Inc.	301	5,159
BOK Financial Corp.	320	22,096
Boston Private Financial Holdings, Inc.	365	4,938
Camden National Corp.	99	4,079
CapitalSource, Inc.	1,199	17,493
Cardinal Financial Corp.	459	8,184
Cathay General Bancorp	252	6,348
Central Pacific Financial Corp.	335	6,767
Chemical Financial Corp.	123	3,991
CIT Group, Inc.	951	46,618
Citigroup, Inc.	14,873	707,955
City Holding Co.	98	4,396
City National Corp.	201	15,823
CoBiz Financial, Inc.	433	4,988
Columbia Banking System, Inc.	164	4,677
Comerica, Inc.	855	44,289
Commerce Bancshares, Inc.	378	17,547
Community Bank System, Inc.	145	5,658
Community Trust Bancorp, Inc.	99	4,107

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Cullen/Frost Bankers, Inc.	246	$19,072
Customers Bancorp, Inc.*	214	4,466
CVB Financial Corp.	341	5,422
East West Bancorp, Inc.	638	23,287
Fifth Third Bancorp	5,143	118,032
First Citizens BancShares, Inc. Class A	38	9,148
First Commonwealth Financial Corp.	463	4,186
First Financial Bancorp	216	3,884
First Financial Bankshares, Inc.	111	6,859
First Financial Holdings, Inc.	103	6,450
First Interstate BancSystem, Inc.	204	5,757
First Midwest Bancorp, Inc.	187	3,194
First Niagara Financial Group, Inc.	1,052	9,941
First Republic Bank	567	30,612
FirstMerit Corp.	478	9,957
Flushing Financial Corp.	203	4,277
FNB Corp.	329	4,409
Fulton Financial Corp.	968	12,177
Glacier Bancorp, Inc.	225	6,541
Great Southern Bancorp, Inc.	114	3,423
Hancock Holding Co.	188	6,890
Hanmi Financial Corp.	349	8,132
Home BancShares, Inc.	210	7,228
Huntington Bancshares, Inc.	4,680	46,660
Iberiabank Corp.	105	7,366
Independent Bank Corp.	87	3,425
International Bancshares Corp.	400	10,032
Investors Bancorp, Inc.	266	7,352
JPMorgan Chase & Co.	26,257	1,594,062
KeyCorp	4,588	65,333
Lakeland Financial Corp.	125	5,027
M&T Bank Corp.	579	70,233
MB Financial, Inc.	250	7,740
National Penn Bancshares, Inc.	394	4,117
NBT Bancorp, Inc.	140	3,424
OFG Bancorp	332	5,707
Old National Bancorp	272	4,056
PacWest Bancorp	121	5,204
Park National Corp.	63	4,844
Pinnacle Financial Partners, Inc.	150	5,623
PNC Financial Services Group, Inc.	3,112	270,744
Popular, Inc.*	890	27,581
PrivateBancorp, Inc.	203	6,194
Prosperity Bancshares, Inc.	243	16,074
Regions Financial Corp.	7,295	81,047
Republic Bancorp, Inc. Class A	252	5,695
S&T Bancorp, Inc.	107	2,536
Seacoast Banking Corp. of Florida*	188	2,068
Signature Bank*	150	18,839
Simmons First National Corp. Class A	108	4,025
Southside Bancshares, Inc.	162	5,084
Sterling Bancorp	393	4,975
SunTrust Banks, Inc.	2,431	96,729
Susquehanna Bancshares, Inc.	497	5,661
SVB Financial Group*	188	$24,211
Synovus Financial Corp.	15,095	51,172
Taylor Capital Group, Inc.*	289	6,913
Texas Capital Bancshares, Inc.*	105	6,819
Tompkins Financial Corp.	87	4,260
Trustmark Corp.	226	5,729
U.S. Bancorp	8,919	382,268
UMB Financial Corp.	197	12,746
Umpqua Holdings Corp.	274	5,107
Union First Market Bankshares Corp.	382	9,710
United Bankshares, Inc.	146	4,471
United Community Banks, Inc.*	670	13,005
Valley National Bancorp	581	6,048
Webster Financial Corp.	446	13,853
Wells Fargo & Co.	29,676	1,476,084
WesBanco, Inc.	130	4,138
Westamerica Bancorp.	83	4,489
Western Alliance Bancorp*	257	6,322
Wilshire Bancorp, Inc.	795	8,825
Wintrust Financial Corp.	127	6,180
Zions Bancorp.	590	18,278

Total Banks		6,586,463
Beverages – 1.9%
Beam, Inc.	317	26,406
Boston Beer Co., Inc. (The) Class A*	22	5,384
Brown-Forman Corp. Class B	513	46,011
Coca-Cola Bottling Co. Consolidated	61	5,184
Coca-Cola Co. (The)	13,121	507,258
Coca-Cola Enterprises, Inc.	1,106	52,823
Constellation Brands, Inc. Class A*	1,737	147,593
Dr. Pepper Snapple Group, Inc.	806	43,895
Molson Coors Brewing Co. Class B	762	44,851
Monster Beverage Corp.*	312	21,668
National Beverage Corp.*	196	3,824
PepsiCo, Inc.	5,271	440,128

Total Beverages		1,345,025
Biotechnology – 1.3%
Acorda Therapeutics, Inc.*	166	6,293
Alexion Pharmaceuticals, Inc.*	139	21,146
Amgen, Inc.	2,757	340,049
Biogen Idec, Inc.*	414	126,630
Celgene Corp.*	636	88,786
Cubist Pharmaceuticals, Inc.*	114	8,339
Emergent Biosolutions, Inc.*	131	3,310
Gilead Sciences, Inc.*	2,819	199,754
Myriad Genetics, Inc.*	402	13,744
PDL BioPharma, Inc.	1,746	14,509
Regeneron Pharmaceuticals, Inc.*	159	47,745
United Therapeutics Corp.*	239	22,473

Total Biotechnology		892,778
Building Products – 0.1%
A.O. Smith Corp.	172	7,915
American Woodmark Corp.*	83	2,794

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Armstrong World Industries, Inc.*	143	$7,615
Lennox International, Inc.	127	11,545
Masco Corp.	361	8,018
Owens Corning	183	7,900
Simpson Manufacturing Co., Inc.	126	4,452

Total Building Products		50,239
Capital Markets – 2.6%
Affiliated Managers Group, Inc.*	82	16,404
American Capital Ltd.*	2,530	39,949
Ameriprise Financial, Inc.	839	92,349
Arlington Asset Investment Corp. Class A	693	18,351
Bank of New York Mellon Corp. (The)	4,215	148,747
BlackRock, Inc.	573	180,197
Calamos Asset Management, Inc. Class A	185	2,392
Charles Schwab Corp. (The)	2,318	63,351
Cohen & Steers, Inc.	90	3,587
Eaton Vance Corp.	397	15,150
Federated Investors, Inc. Class B	439	13,407
Financial Engines, Inc.	108	5,484
Franklin Resources, Inc.	2,457	133,120
FXCM, Inc. Class A	168	2,481
GAMCO Investors, Inc. Class A	121	9,396
Goldman Sachs Group, Inc. (The)	2,873	470,741
Greenhill & Co., Inc.	66	3,431
HFF, Inc. Class A	196	6,588
INTL FCStone, Inc.*	167	3,141
Investment Technology Group, Inc.*	100	2,020
Janus Capital Group, Inc.	866	9,413
Legg Mason, Inc.	372	18,243
LPL Financial Holdings, Inc.	257	13,503
Morgan Stanley	6,311	196,714
Northern Trust Corp.	721	47,269
Raymond James Financial, Inc.	423	23,658
SEI Investments Co.	489	16,435
State Street Corp.	1,929	134,162
Stifel Financial Corp.*	169	8,409
T. Rowe Price Group, Inc.	714	58,798
TD Ameritrade Holding Corp.	1,423	48,311
Virtus Investment Partners, Inc.*	60	10,390
Waddell & Reed Financial, Inc. Class A	258	18,994
Walter Investment Management Corp.*	252	7,517

Total Capital Markets		1,842,102
Chemicals – 2.4%
A. Schulman, Inc.	108	3,916
Air Products & Chemicals, Inc.	602	71,662
Airgas, Inc.	193	20,556
Albemarle Corp.	311	20,657
Ashland, Inc.	601	59,788
Axiall Corp.	203	9,119
Balchem Corp.	79	4,118
Cabot Corp.	205	12,107
Calgon Carbon Corp.*	295	6,440
Celanese Corp. Series A	720	39,967
CF Industries Holdings, Inc.	491	$127,974
Cytec Industries, Inc.	105	10,249
Dow Chemical Co. (The)	4,240	206,022
E.I. du Pont de Nemours & Co.	2,974	199,555
Eastman Chemical Co.	718	61,899
Ecolab, Inc.	463	49,999
Flotek Industries, Inc.*	400	11,140
FMC Corp.	348	26,643
H.B. Fuller Co.	155	7,483
Huntsman Corp.	579	14,139
Innophos Holdings, Inc.	57	3,232
Innospec, Inc.	154	6,965
International Flavors & Fragrances, Inc.	217	20,760
Intrepid Potash, Inc.*	170	2,628
Koppers Holdings, Inc.	170	7,009
Landec Corp.*	153	1,707
LSB Industries, Inc.*	112	4,191
Minerals Technologies, Inc.	118	7,618
Monsanto Co.	1,353	153,931
Mosaic Co. (The)	2,008	100,400
NewMarket Corp.	47	18,367
Olin Corp.	390	10,768
Omnova Solutions, Inc.*	441	4,578
PolyOne Corp.	266	9,752
PPG Industries, Inc.	377	72,934
Praxair, Inc.	856	112,110
Quaker Chemical Corp.	61	4,809
Rockwood Holdings, Inc.	216	16,070
RPM International, Inc.	448	18,744
Scotts Miracle-Gro Co. (The) Class A	164	10,050
Sensient Technologies Corp.	172	9,703
Sherwin-Williams Co. (The)	222	43,763
Sigma-Aldrich Corp.	332	31,002
Stepan Co.	126	8,135
Valspar Corp.	265	19,112
W.R. Grace & Co.*	259	25,685
Westlake Chemical Corp.	468	30,972

Total Chemicals		1,718,428
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	190	5,461
ACCO Brands Corp.*	1,012	6,234
ADT Corp. (The)	420	12,579
Brink’s Co. (The)	229	6,538
Cintas Corp.	366	21,817
Clean Harbors, Inc.*	127	6,958
Copart, Inc.*	374	13,610
Covanta Holding Corp.	320	5,776
Deluxe Corp.	324	17,000
Ennis, Inc.	256	4,242
Herman Miller, Inc.	194	6,233
HNI Corp.	129	4,716
Iron Mountain, Inc.	261	7,196
KAR Auction Services, Inc.	187	5,676
Knoll, Inc.	256	4,657

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
McGrath RentCorp	68	$2,377
Mobile Mini, Inc.	123	5,333
MSA Safety, Inc.	140	7,980
Pitney Bowes, Inc.	1,146	29,785
Republic Services, Inc.	908	31,017
Rollins, Inc.	236	7,137
Steelcase, Inc. Class A	307	5,099
Stericycle, Inc.*	142	16,134
Tetra Tech, Inc.*	168	4,971
UniFirst Corp.	111	12,203
United Stationers, Inc.	207	8,502
Waste Connections, Inc.	275	12,062
Waste Management, Inc.	1,290	54,270

Total Commercial Services & Supplies		325,563
Communications Equipment – 1.9%
ADTRAN, Inc.	299	7,299
Black Box Corp.	103	2,507
Brocade Communications Systems, Inc.*	1,422	15,088
Cisco Systems, Inc.	30,262	678,171
Comtech Telecommunications Corp.	99	3,154
EchoStar Corp. Class A*	247	11,747
F5 Networks, Inc.*	181	19,300
Finisar Corp.*	127	3,367
Harris Corp.	477	34,897
Ixia*	172	2,150
Juniper Networks, Inc.*	984	25,348
Motorola Solutions, Inc.	1,053	67,697
NETGEAR, Inc.*	106	3,575
Plantronics, Inc.	153	6,801
QUALCOMM, Inc.	5,886	464,170
Ubiquiti Networks, Inc.*	255	11,595

Total Communications Equipment		1,356,866
Construction & Engineering – 0.3%
AECOM Technology Corp.*	542	17,436
Aegion Corp.*	296	7,492
Comfort Systems USA, Inc.	153	2,332
EMCOR Group, Inc.	215	10,060
Fluor Corp.	600	46,638
Jacobs Engineering Group, Inc.*	468	29,718
KBR, Inc.	707	18,863
MasTec, Inc.*	360	15,638
Pike Corp.*	353	3,798
Primoris Services Corp.	192	5,756
Quanta Services, Inc.*	690	25,461
Tutor Perini Corp.*	229	6,565
URS Corp.	415	19,530

Total Construction & Engineering		209,287
Construction Materials – 0.0%
Eagle Materials, Inc.	66	5,851
Martin Marietta Materials, Inc.	48	6,161

Total Construction Materials		12,012
Consumer Finance – 1.3%
American Express Co.	3,633	327,079
Capital One Financial Corp.	3,618	$279,165
Cash America International, Inc.	235	9,099
Credit Acceptance Corp.*	125	17,769
Discover Financial Services	2,920	169,915
Encore Capital Group, Inc.*	141	6,443
EZCORP, Inc. Class A*	591	6,377
First Cash Financial Services, Inc.*	89	4,491
Green Dot Corp. Class A*	294	5,742
Nelnet, Inc. Class A	474	19,386
Portfolio Recovery Associates, Inc.*	172	9,952
Regional Management Corp.*	147	3,625
SLM Corp.	3,571	87,418
World Acceptance Corp.*	86	6,457

Total Consumer Finance		952,918
Containers & Packaging – 0.3%
AptarGroup, Inc.	187	12,361
Avery Dennison Corp.	276	13,985
Ball Corp.	543	29,762
Bemis Co., Inc.	271	10,634
Crown Holdings, Inc.*	611	27,336
Graphic Packaging Holding Co.*	1,799	18,278
Greif, Inc. Class A	229	12,020
MeadWestvaco Corp.	212	7,980
Owens-Illinois, Inc.*	459	15,528
Packaging Corp. of America	257	18,085
Rock-Tenn Co. Class A	450	47,506
Silgan Holdings, Inc.	227	11,241
Sonoco Products Co.	331	13,578

Total Containers & Packaging		238,294
Distributors – 0.1%
Core-Mark Holding Co., Inc.	65	4,719
Genuine Parts Co.	485	42,122
LKQ Corp.*	542	14,282
Pool Corp.	134	8,217
VOXX International Corp.*	291	3,981

Total Distributors		73,321
Diversified Consumer Services – 0.2%
Apollo Education Group, Inc.*	759	25,988
Bridgepoint Education, Inc.*	601	8,949
Capella Education Co.	83	5,241
DeVry Education Group, Inc.	364	15,430
Graham Holdings Co. Class B	25	17,594
Grand Canyon Education, Inc.*	225	10,508
H&R Block, Inc.	1,052	31,760
Hillenbrand, Inc.	288	9,311
Matthews International Corp. Class A	102	4,163
Service Corp. International	340	6,759
Sotheby’s	196	8,536
Strayer Education, Inc.*	130	6,036
Weight Watchers International, Inc.	449	9,222

Total Diversified Consumer Services		159,497
Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B*	9,690	1,210,959

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
CBOE Holdings, Inc.	219	$12,395
CME Group, Inc.	804	59,504
Interactive Brokers Group, Inc. Class A	243	5,266
IntercontinentalExchange Group, Inc.	201	39,764
Leucadia National Corp.	1,205	33,740
MarketAxess Holdings, Inc.	90	5,330
McGraw Hill Financial, Inc.	769	58,675
Moody’s Corp.	715	56,714
MSCI, Inc. Class A*	339	14,584
NASDAQ OMX Group, Inc. (The)	646	23,863
PHH Corp.*	269	6,951

Total Diversified Financial Services		1,527,745
Diversified Telecommunication Services – 1.8%
8x8, Inc.*	506	5,470
AT&T, Inc.	23,295	816,956
Atlantic Tele-Network, Inc.	81	5,339
CenturyLink, Inc.	1,890	62,068
Frontier Communications Corp.	1,422	8,105
Iridium Communications, Inc.*	821	6,166
tw telecom, Inc.*	279	8,721
Verizon Communications, Inc.	8,131	386,792
Windstream Holdings, Inc.	906	7,465

Total Diversified Telecommunication Services		1,307,082
Electric Utilities – 1.8%
ALLETE, Inc.	144	7,548
American Electric Power Co., Inc.	1,554	78,726
Cleco Corp.	279	14,112
Duke Energy Corp.	2,140	152,411
Edison International	1,965	111,239
El Paso Electric Co.	169	6,038
Empire District Electric Co. (The)	106	2,578
Entergy Corp.	821	54,884
Exelon Corp.	4,377	146,892
FirstEnergy Corp.	1,435	48,833
Great Plains Energy, Inc.	630	17,035
Hawaiian Electric Industries, Inc.	268	6,813
IDACORP, Inc.	167	9,263
ITC Holdings Corp.	363	13,558
MGE Energy, Inc.	157	6,159
NextEra Energy, Inc.	1,257	120,194
Northeast Utilities	1,316	59,878
OGE Energy Corp.	664	24,409
Pepco Holdings, Inc.	669	13,701
Pinnacle West Capital Corp.	453	24,761
PNM Resources, Inc.	285	7,704
Portland General Electric Co.	287	9,282
PPL Corp.	3,716	123,148
Southern Co. (The)	2,646	116,265
UIL Holdings Corp.	107	3,939
UNS Energy Corp.	184	11,045
Westar Energy, Inc.	559	19,654
Xcel Energy, Inc.	2,149	65,244

Total Electric Utilities		1,275,313
Electrical Equipment – 0.6%
Acuity Brands, Inc.	109	$14,450
AMETEK, Inc.	568	29,246
AZZ, Inc.	82	3,664
Babcock & Wilcox Co. (The)	419	13,911
Emerson Electric Co.	2,340	156,312
EnerSys	218	15,105
Franklin Electric Co., Inc.	132	5,613
Generac Holdings, Inc.	324	19,106
Global Power Equipment Group, Inc.	126	2,506
GrafTech International Ltd.*	744	8,125
Hubbell, Inc. Class B	204	24,454
Polypore International, Inc.*	86	2,942
Powell Industries, Inc.	68	4,406
Regal-Beloit Corp.	172	12,506
Rockwell Automation, Inc.	411	51,190
Roper Industries, Inc.	238	31,775

Total Electrical Equipment		395,311
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	464	42,526
Anixter International, Inc.	143	14,517
Arrow Electronics, Inc.*	633	37,575
Audience, Inc.*	188	2,350
Avnet, Inc.	765	35,595
Belden, Inc.	141	9,814
Benchmark Electronics, Inc.*	337	7,633
Cognex Corp.*	184	6,230
Coherent, Inc.*	80	5,228
Corning, Inc.	7,143	148,717
Dolby Laboratories, Inc. Class A*	520	23,140
FEI Co.	110	11,332
FLIR Systems, Inc.	483	17,388
II-VI, Inc.*	362	5,586
Ingram Micro, Inc. Class A*	951	28,112
Insight Enterprises, Inc.*	432	10,848
InvenSense, Inc.*	249	5,894
IPG Photonics Corp.*	127	9,027
Itron, Inc.*	101	3,590
Jabil Circuit, Inc.	1,392	25,056
Knowles Corp.*	328	10,355
Littelfuse, Inc.	111	10,394
MTS Systems Corp.	123	8,424
National Instruments Corp.	229	6,570
OSI Systems, Inc.*	47	2,813
PC Connection, Inc.	337	6,848
Plexus Corp.*	256	10,258
Rofin-Sinar Technologies, Inc.*	168	4,025
Rogers Corp.*	83	5,181
Sanmina Corp.*	627	10,941
ScanSource, Inc.*	186	7,583
SYNNEX Corp.*	209	12,667
Tech Data Corp.*	231	14,082
Trimble Navigation Ltd.*	330	12,827

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Vishay Intertechnology, Inc.	966	$14,374
Zebra Technologies Corp. Class A*	182	12,633

Total Electronic Equipment, Instruments & Components		600,133
Energy Equipment & Services – 1.1%
Atwood Oceanics, Inc.*	344	17,334
Baker Hughes, Inc.	1,310	85,176
Bristow Group, Inc.	152	11,479
C&J Energy Services, Inc.*	481	14,026
Cameron International Corp.*	700	43,239
CARBO Ceramics, Inc.	57	7,865
Diamond Offshore Drilling, Inc.	613	29,890
Dresser-Rand Group, Inc.*	159	9,287
Dril-Quip, Inc.*	77	8,632
Era Group, Inc.*	37	1,085
FMC Technologies, Inc.*	512	26,773
Forum Energy Technologies, Inc.*	243	7,528
Gulfmark Offshore, Inc. Class A	87	3,910
Halliburton Co.	3,362	197,988
Helmerich & Payne, Inc.	489	52,597
Hornbeck Offshore Services, Inc.*	78	3,261
Key Energy Services, Inc.*	923	8,529
National Oilwell Varco, Inc.	1,879	146,318
Newpark Resources, Inc.*	404	4,626
Oceaneering International, Inc.	254	18,252
Oil States International, Inc.*	274	27,016
Patterson-UTI Energy, Inc.	701	22,208
RPC, Inc.	1,085	22,156
Superior Energy Services, Inc.	762	23,439
Tidewater, Inc.	107	5,202
Unit Corp.*	164	10,722

Total Energy Equipment & Services		808,538
Food & Staples Retailing – 2.8%
Andersons, Inc. (The)	151	8,945
Casey’s General Stores, Inc.	112	7,570
Costco Wholesale Corp.	1,058	118,157
CVS Caremark Corp.	4,109	307,600
Fresh Market, Inc. (The)*	56	1,882
Ingles Markets, Inc. Class A	184	4,383
Kroger Co. (The)	2,081	90,836
PriceSmart, Inc.	78	7,873
Rite Aid Corp.*	1,935	12,132
Roundy’s, Inc.	583	4,011
Safeway, Inc.	659	24,343
Spartan Stores, Inc.	79	1,834
Susser Holdings Corp.*	82	5,123
Sysco Corp.	1,952	70,526
United Natural Foods, Inc.*	145	10,283
Walgreen Co.	2,768	182,771
Wal-Mart Stores, Inc.	14,183	1,084,007
Weis Markets, Inc.	82	4,038
Whole Foods Market, Inc.	552	27,992

Total Food & Staples Retailing		1,974,306
Food Products – 1.6%
Archer-Daniels-Midland Co.	2,068	89,730
B&G Foods, Inc.	110	3,312
Cal-Maine Foods, Inc.	122	7,659
Campbell Soup Co.	1,122	50,355
ConAgra Foods, Inc.	1,496	46,421
Darling International, Inc.*	490	9,810
Dean Foods Co.	519	8,024
Flowers Foods, Inc.	510	10,939
General Mills, Inc.	2,120	109,858
Hain Celestial Group, Inc. (The)*	70	6,403
Hershey Co. (The)	484	50,529
Hillshire Brands Co.	224	8,346
Hormel Foods Corp.	814	40,106
Ingredion, Inc.	373	25,394
J&J Snack Foods Corp.	45	4,319
J.M. Smucker Co. (The)	321	31,214
Kellogg Co.	1,107	69,420
Keurig Green Mountain, Inc.	392	41,391
Kraft Foods Group, Inc.	2,029	113,827
Lancaster Colony Corp.	109	10,837
McCormick & Co., Inc.	340	24,391
Mead Johnson Nutrition Co.	465	38,660
Mondelez International, Inc. Class A	5,063	174,927
Pilgrim’s Pride Corp.*	1,141	23,870
Seaboard Corp.*	6	15,729
Seneca Foods Corp. Class A*	91	2,865
Snyder’s-Lance, Inc.	146	4,116
Tootsie Roll Industries, Inc.	121	3,623
TreeHouse Foods, Inc.*	89	6,407
Tyson Foods, Inc. Class A	1,563	68,788
WhiteWave Foods Co. Class A*	194	5,537

Total Food Products		1,106,807
Gas Utilities – 0.2%
AGL Resources, Inc.	312	15,276
Atmos Energy Corp.	351	16,543
Laclede Group, Inc. (The)	82	3,866
National Fuel Gas Co.	207	14,498
New Jersey Resources Corp.	110	5,478
Northwest Natural Gas Co.	90	3,961
ONE Gas, Inc.*	98	3,521
Piedmont Natural Gas Co., Inc.	205	7,255
Questar Corp.	583	13,864
South Jersey Industries, Inc.	122	6,843
Southwest Gas Corp.	161	8,605
UGI Corp.	329	15,006
WGL Holdings, Inc.	173	6,930

Total Gas Utilities		121,646
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	4,900	188,699
Align Technology, Inc.*	88	4,557
Baxter International, Inc.	2,117	155,769
Becton Dickinson and Co.	676	79,146

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Boston Scientific Corp.*	2,327	$31,461
C.R. Bard, Inc.	265	39,215
CareFusion Corp.*	694	27,913
CONMED Corp.	126	5,475
Cooper Cos., Inc. (The)	133	18,269
Cyberonics, Inc.*	91	5,938
DENTSPLY International, Inc.	336	15,469
Edwards Lifesciences Corp.*	276	20,471
Globus Medical, Inc. Class A*	216	5,743
Greatbatch, Inc.*	105	4,821
Haemonetics Corp.*	122	3,976
Hill-Rom Holdings, Inc.	190	7,323
IDEXX Laboratories, Inc.*	109	13,233
Intuitive Surgical, Inc.*	101	44,237
Masimo Corp.*	163	4,451
Medtronic, Inc.	4,143	254,960
PhotoMedex, Inc.*	195	3,087
ResMed, Inc.	317	14,167
Sirona Dental Systems, Inc.*	112	8,363
St. Jude Medical, Inc.	951	62,186
STERIS Corp.	209	9,980
Stryker Corp.	748	60,939
Teleflex, Inc.	111	11,904
Thoratec Corp.*	89	3,187
Varian Medical Systems, Inc.*	308	25,869
West Pharmaceutical Services, Inc.	204	8,986
Zimmer Holdings, Inc.	671	63,463

Total Health Care Equipment & Supplies		1,203,257
Health Care Providers & Services – 2.5%
Aetna, Inc.	1,682	126,100
Air Methods Corp.*	117	6,251
Amedisys, Inc.*	292	4,348
AmerisourceBergen Corp.	450	29,516
Amsurg Corp.*	141	6,638
Cardinal Health, Inc.	1,154	80,757
Centene Corp.*	62	3,860
Chemed Corp.	103	9,213
Cigna Corp.	1,080	90,428
Community Health Systems, Inc.*	437	17,117
DaVita HealthCare Partners, Inc.*	716	49,297
Ensign Group, Inc. (The)	141	6,153
Express Scripts Holding Co.*	1,780	133,660
Five Star Quality Care, Inc.*	1,437	6,984
Hanger, Inc.*	130	4,378
HCA Holdings, Inc.*	2,153	113,033
Health Net, Inc.*	180	6,122
HealthSouth Corp.	454	16,312
Henry Schein, Inc.*	291	34,737
Humana, Inc.	892	100,546
Laboratory Corp. of America Holdings*	362	35,552
Landauer, Inc.	23	1,043
LifePoint Hospitals, Inc.*	207	11,292
Magellan Health Services, Inc.*	131	7,775
McKesson Corp.	666	117,596
MEDNAX, Inc.*	372	23,057
Molina Healthcare, Inc.*	97	3,643
MWI Veterinary Supply, Inc.*	39	6,069
National Healthcare Corp.	42	2,342
Omnicare, Inc.	243	14,500
Owens & Minor, Inc.	192	6,726
Patterson Cos., Inc.	436	18,207
Quest Diagnostics, Inc.	595	34,462
Select Medical Holdings Corp.	721	8,976
Team Health Holdings, Inc.*	148	6,623
Triple-S Management Corp. Class B*	230	3,712
UnitedHealth Group, Inc.	4,764	390,600
Universal American Corp.	611	4,320
Universal Health Services, Inc. Class B	420	34,469
VCA Antech, Inc.*	289	9,315
WellCare Health Plans, Inc.*	259	16,452
WellPoint, Inc.	1,946	193,724

Total Health Care Providers & Services		1,795,905
Health Care Technology – 0.0%
Cerner Corp.*	516	29,025
Medidata Solutions, Inc.*	130	7,064

Total Health Care Technology		36,089
Hotels, Restaurants & Leisure – 1.6%
Bally Technologies, Inc.*	145	9,609
Bob Evans Farms, Inc.	152	7,605
Bravo Brio Restaurant Group, Inc.*	186	2,624
Brinker International, Inc.	332	17,413
Buffalo Wild Wings, Inc.*	40	5,956
Burger King Worldwide, Inc.	272	7,222
Cheesecake Factory, Inc. (The)	108	5,144
Chipotle Mexican Grill, Inc.*	48	27,266
Choice Hotels International, Inc.	169	7,774
Churchill Downs, Inc.	49	4,474
Cracker Barrel Old Country Store, Inc.	145	14,100
Darden Restaurants, Inc.	516	26,192
DineEquity, Inc.	62	4,840
Domino’s Pizza, Inc.	154	11,853
Dunkin’ Brands Group, Inc.	148	7,427
Einstein Noah Restaurant Group, Inc.	131	2,156
Hyatt Hotels Corp. Class A*	182	9,793
International Game Technology	820	11,529
International Speedway Corp. Class A	186	6,322
Interval Leisure Group, Inc.	190	4,967
Jack In The Box, Inc.*	131	7,721
Krispy Kreme Doughnuts, Inc.*	434	7,695
Las Vegas Sands Corp.	1,728	139,588
Life Time Fitness, Inc.*	122	5,868
Marriott International, Inc. Class A	827	46,329
McDonald’s Corp.	3,589	351,830
Panera Bread Co. Class A*	62	10,941
Papa John’s International, Inc.	264	13,757
Penn National Gaming, Inc.*	395	4,866
Six Flags Entertainment Corp.	243	9,756

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Sonic Corp.*	247	$5,629
Speedway Motorsports, Inc.	105	1,967
Starbucks Corp.	1,303	95,614
Starwood Hotels & Resorts Worldwide, Inc.	496	39,482
Texas Roadhouse, Inc.	183	4,773
Vail Resorts, Inc.	36	2,509
Wyndham Worldwide Corp.	438	32,075
Wynn Resorts Ltd.	258	57,315
Yum! Brands, Inc.	1,063	80,140

Total Hotels, Restaurants & Leisure		1,112,121
Household Durables – 0.8%
D.R. Horton, Inc.	1,988	43,040
Ethan Allen Interiors, Inc.	126	3,207
Harman International Industries, Inc.	191	20,322
iRobot Corp.*	124	5,090
Jarden Corp.*	287	17,171
KB Home	164	2,786
La-Z-Boy, Inc.	204	5,528
Leggett & Platt, Inc.	383	12,501
Lennar Corp. Class A	779	30,864
M.D.C. Holdings, Inc.	549	15,526
M/I Homes, Inc.*	328	7,354
Meritage Homes Corp.*	156	6,533
Mohawk Industries, Inc.*	148	20,125
NACCO Industries, Inc. Class A	61	3,307
Newell Rubbermaid, Inc.	873	26,103
NVR, Inc.*	9	10,323
PulteGroup, Inc.	8,284	158,970
Ryland Group, Inc. (The)	420	16,771
Standard Pacific Corp.*	2,428	20,177
Taylor Morrison Home Corp. Class A*	764	17,954
Tempur Sealy International, Inc.*	128	6,486
Toll Brothers, Inc.*	949	34,069
Tupperware Brands Corp.	228	19,097
Whirlpool Corp.	252	37,664
William Lyon Homes Class A*	210	5,798

Total Household Durables		546,766
Household Products – 1.5%
Central Garden and Pet Co. Class A*	343	2,837
Church & Dwight Co., Inc.	376	25,970
Clorox Co. (The)	400	35,204
Colgate-Palmolive Co.	2,400	155,688
Energizer Holdings, Inc.	234	23,573
Kimberly-Clark Corp.	1,226	135,167
Procter & Gamble Co. (The)	8,554	689,452
WD-40 Co.	56	4,344

Total Household Products		1,072,235
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	3,849	54,964
Calpine Corp.*	239	4,997
NRG Energy, Inc.	889	28,270

Total Independent Power and Renewable Electricity Producers		88,231
Industrial Conglomerates – 1.9%
3M Co.	2,246	304,692
Carlisle Cos., Inc.	230	18,248
Danaher Corp.	2,030	152,250
General Electric Co.	34,502	893,257
Raven Industries, Inc.	82	2,686

Total Industrial Conglomerates		1,371,133
Insurance – 3.5%
Aflac, Inc.	2,950	185,968
Alleghany Corp.*	60	24,443
Allstate Corp. (The)	2,364	133,755
American Equity Investment Life Holding Co.	467	11,031
American Financial Group, Inc.	382	22,045
American International Group, Inc.	7,154	357,772
American National Insurance Co.	129	14,583
AMERISAFE, Inc.	148	6,499
AmTrust Financial Services, Inc.	439	16,511
Arthur J. Gallagher & Co.	248	11,800
Assurant, Inc.	484	31,441
Brown & Brown, Inc.	394	12,119
Chubb Corp. (The)	1,170	104,481
Cincinnati Financial Corp.	440	21,410
CNA Financial Corp.	1,298	55,451
CNO Financial Group, Inc.	1,277	23,114
Employers Holdings, Inc.	194	3,925
FBL Financial Group, Inc. Class A	229	9,920
Fidelity National Financial, Inc. Class A	1,222	38,420
First American Financial Corp.	551	14,629
Genworth Financial, Inc. Class A*	2,264	40,141
Hanover Insurance Group, Inc. (The)	209	12,841
Hartford Financial Services Group, Inc.	1,456	51,353
HCC Insurance Holdings, Inc.	486	22,108
Hilltop Holdings, Inc.*	121	2,879
Horace Mann Educators Corp.	250	7,250
Infinity Property & Casualty Corp.	80	5,410
Kemper Corp.	173	6,776
Lincoln National Corp.	1,542	78,133
Loews Corp.	1,153	50,790
Markel Corp.*	25	14,902
Marsh & McLennan Cos., Inc.	1,697	83,662
MBIA, Inc.*	3,904	54,617
Mercury General Corp.	168	7,573
MetLife, Inc.	6,395	337,656
National Western Life Insurance Co. Class A	28	6,846
Navigators Group, Inc. (The)*	49	3,008
Old Republic International Corp.	214	3,510
Primerica, Inc.	362	17,054
Principal Financial Group, Inc.	1,220	56,108
ProAssurance Corp.	310	13,804
Progressive Corp. (The)	2,001	48,464
Protective Life Corp.	532	27,978
Reinsurance Group of America, Inc.	508	40,452
RLI Corp.	236	10,441
Safety Insurance Group, Inc.	99	5,331

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Selective Insurance Group, Inc.	129	$3,008
StanCorp Financial Group, Inc.	279	18,637
State Auto Financial Corp.	268	5,711
Stewart Information Services Corp.	201	7,061
Symetra Financial Corp.	747	14,806
Torchmark Corp.	552	43,442
Travelers Cos., Inc. (The)	2,040	173,604
United Fire Group, Inc.	150	4,552
Universal Insurance Holdings, Inc.	173	2,197
Unum Group	1,654	58,403
W.R. Berkley Corp.	579	24,098

Total Insurance		2,463,923
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	5	1,683
Expedia, Inc.	269	19,502
HSN, Inc.	103	6,152
Liberty Interactive Corp. Class A*	1,569	45,297
Liberty Ventures Series A*	541	70,508
Netflix, Inc.*	9	3,168
PetMed Express, Inc.	387	5,190
priceline.com, Inc.*	103	122,765
TripAdvisor, Inc.*	183	16,578

Total Internet & Catalog Retail		290,843
Internet Software & Services – 1.7%
Akamai Technologies, Inc.*	345	20,083
AOL, Inc.*	98	4,290
Blucora, Inc.*	176	3,465
Conversant, Inc.*	421	11,851
Dealertrack Technologies, Inc.*	126	6,198
eBay, Inc.*	3,270	180,635
Equinix, Inc.*	20	3,697
Facebook, Inc. Class A*	1,176	70,842
Google, Inc. Class A*	696	775,699
IAC/InterActiveCorp	182	12,993
j2 Global, Inc.	236	11,812
Liquidity Services, Inc.*	75	1,954
Rackspace Hosting, Inc.*	150	4,923
Stamps.com, Inc.*	104	3,490
United Online, Inc.	315	3,641
VeriSign, Inc.*	330	17,790
Yahoo!, Inc.*	2,008	72,087

Total Internet Software & Services		1,205,450
IT Services – 3.4%
Acxiom Corp.*	165	5,675
Alliance Data Systems Corp.*	151	41,140
Automatic Data Processing, Inc.	1,138	87,922
Booz Allen Hamilton Holding Corp.	756	16,632
Broadridge Financial Solutions, Inc.	417	15,487
CACI International, Inc. Class A*	162	11,956
Cardtronics, Inc.*	125	4,856
Cognizant Technology Solutions Corp. Class A*	1,464	74,093
Computer Sciences Corp.	695	42,270
Convergys Corp.	372	8,150
CoreLogic, Inc.*	272	8,171
CSG Systems International, Inc.	209	5,442
DST Systems, Inc.	208	19,716
EPAM Systems, Inc.*	154	5,067
Euronet Worldwide, Inc.*	101	4,201
Fidelity National Information Services, Inc.	779	41,638
Fiserv, Inc.*	720	40,817
FleetCor Technologies, Inc.*	166	19,107
Gartner, Inc.*	192	13,332
Global Payments, Inc.	236	16,782
Heartland Payment Systems, Inc.	124	5,140
Higher One Holdings, Inc.*	222	1,605
iGATE Corp.*	246	7,759
International Business Machines Corp.	5,771	1,110,860
Jack Henry & Associates, Inc.	268	14,944
Leidos Holdings, Inc.	629	22,248
ManTech International Corp. Class A	196	5,764
MasterCard, Inc. Class A	2,461	183,837
MAXIMUS, Inc.	156	6,998
NeuStar, Inc. Class A*	190	6,177
Paychex, Inc.	797	33,952
Sapient Corp.*	456	7,779
Sykes Enterprises, Inc.*	224	4,451
Syntel, Inc.*	170	15,283
TeleTech Holdings, Inc.*	362	8,873
Teradata Corp.*	522	25,677
Total System Services, Inc.	552	16,786
Unisys Corp.*	369	11,240
Vantiv, Inc. Class A*	118	3,566
Visa, Inc. Class A	1,519	327,891
Western Union Co. (The)	3,789	61,988
WEX, Inc.*	99	9,410
Xerox Corp.	6,854	77,450

Total IT Services		2,452,132
Leisure Products – 0.2%
Brunswick Corp.	166	7,518
Hasbro, Inc.	485	26,976
LeapFrog Enterprises, Inc.*	715	5,362
Mattel, Inc.	1,233	49,456
Polaris Industries, Inc.	186	25,986
Smith & Wesson Holding Corp.*	495	7,237
Sturm Ruger & Co., Inc.	80	4,784

Total Leisure Products		127,319
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	840	46,973
Bio-Rad Laboratories, Inc. Class A*	89	11,403
Bruker Corp.*	379	8,637
Charles River Laboratories International, Inc.*	128	7,724
Covance, Inc.*	117	12,156
Illumina, Inc.*	126	18,731
Mettler-Toledo International, Inc.*	66	15,555
PAREXEL International Corp.*	164	8,871
PerkinElmer, Inc.	124	5,587

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Techne Corp.	102	$8,708
Thermo Fisher Scientific, Inc.	801	96,312
Waters Corp.*	254	27,536

Total Life Sciences Tools & Services		268,193
Machinery – 2.3%
Actuant Corp. Class A	330	11,270
AGCO Corp.	774	42,694
American Railcar Industries, Inc.	77	5,392
Astec Industries, Inc.	110	4,830
Barnes Group, Inc.	209	8,040
Blount International, Inc.*	184	2,190
Briggs & Stratton Corp.	210	4,673
Caterpillar, Inc.	2,962	294,334
Chart Industries, Inc.*	36	2,864
CLARCOR, Inc.	145	8,316
Crane Co.	42	2,988
Cummins, Inc.	727	108,316
Deere & Co.	2,431	220,735
Donaldson Co., Inc.	420	17,808
Dover Corp.	656	53,628
EnPro Industries, Inc.*	109	7,921
ESCO Technologies, Inc.	82	2,886
Federal Signal Corp.*	153	2,280
Flowserve Corp.	412	32,276
Graco, Inc.	188	14,051
Greenbrier Cos., Inc (The)*	153	6,977
IDEX Corp.	211	15,380
Illinois Tool Works, Inc.	1,354	110,121
ITT Corp.	790	33,780
John Bean Technologies Corp.	123	3,801
Joy Global, Inc.	756	43,848
Kennametal, Inc.	370	16,391
Lincoln Electric Holdings, Inc.	303	21,819
Lindsay Corp.	36	3,174
Manitowoc Co., Inc. (The)	377	11,857
Middleby Corp.*	57	15,060
Mueller Industries, Inc.	280	8,397
Nordson Corp.	211	14,873
Oshkosh Corp.	450	26,492
PACCAR, Inc.	1,322	89,156
Pall Corp.	166	14,852
Parker Hannifin Corp.	549	65,721
RBC Bearings, Inc.*	72	4,586
Snap-on, Inc.	233	26,441
SPX Corp.	147	14,452
Standex International Corp.	57	3,054
Stanley Black & Decker, Inc.	406	32,983
Terex Corp.	234	10,366
Timken Co. (The)	422	24,805
Titan International, Inc.	274	5,203
Toro Co. (The)	212	13,396
TriMas Corp.*	147	4,880
Trinity Industries, Inc.	308	22,198
Valmont Industries, Inc.	99	14,735
Wabash National Corp.*	411	5,655
WABCO Holdings, Inc.*	248	26,179
Wabtec Corp.	240	18,600
Watts Water Technologies, Inc. Class A	147	8,627
Woodward, Inc.	182	7,558
Xylem, Inc.	422	15,369

Total Machinery		1,608,278
Marine – 0.0%
Kirby Corp.*	188	19,035
Matson, Inc.	67	1,654

Total Marine		20,689
Media – 4.2%
AMC Networks, Inc. Class A*	193	14,106
Carmike Cinemas, Inc.*	130	3,882
CBS Corp. Class B	1,920	118,656
Cinemark Holdings, Inc.	360	10,444
Comcast Corp. Class A	7,857	393,007
DIRECTV Class A*	2,879	220,013
Discovery Communications, Inc. Class A*	821	67,897
DISH Network Corp. Class A*	805	50,079
Entercom Communications Corp. Class A*	572	5,760
Gannett Co., Inc.	1,071	29,560
Harte-Hanks, Inc.	544	4,809
Interpublic Group of Cos., Inc. (The)	1,527	26,173
John Wiley & Sons, Inc. Class A	281	16,197
Liberty Media Corp. Class A*	3,646	476,641
Loral Space & Communications, Inc.*	80	5,658
Madison Square Garden Co. (The) Class A*	101	5,735
Meredith Corp.	230	10,679
Morningstar, Inc.	86	6,796
National CineMedia, Inc.	181	2,715
New York Times Co. (The) Class A	361	6,180
News Corp. Class A*	2,063	35,525
Nexstar Broadcasting Group, Inc. Class A	252	9,455
Omnicom Group, Inc.	1,004	72,890
Regal Entertainment Group Class A	331	6,183
Scholastic Corp.	193	6,655
Scripps Networks Interactive, Inc. Class A	500	37,955
Sinclair Broadcast Group, Inc. Class A	330	8,940
Sirius XM Holdings, Inc.*	7,217	23,094
Starz Class A*	639	20,627
Time Warner Cable, Inc.	938	128,675
Time Warner, Inc.	3,324	217,157
Twenty-First Century Fox, Inc. Class A	10,299	329,259
Viacom, Inc. Class B	1,894	160,971
Walt Disney Co. (The)	5,665	453,596
World Wrestling Entertainment, Inc. Class A	268	7,740

Total Media		2,993,709
Metals & Mining – 0.6%
Alcoa, Inc.	785	10,103
Allegheny Technologies, Inc.	150	5,652
Allied Nevada Gold Corp.*	916	3,948
AMCOL International Corp.	125	5,722

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Carpenter Technology Corp.	149	$9,840
Coeur Mining Corp.*	122	1,133
Commercial Metals Co.	548	10,346
Compass Minerals International, Inc.	98	8,087
Freeport-McMoRan Copper & Gold, Inc.	4,801	158,769
Gold Resource Corp.	625	2,987
Haynes International, Inc.	55	2,970
Kaiser Aluminum Corp.	69	4,928
Materion Corp.	107	3,631
Nucor Corp.	561	28,353
Reliance Steel & Aluminum Co.	350	24,731
Royal Gold, Inc.	44	2,755
Southern Copper Corp.	3,891	113,267
Steel Dynamics, Inc.	547	9,731
SunCoke Energy, Inc.*	271	6,190
US Silica Holdings, Inc.	174	6,642
Worthington Industries, Inc.	327	12,508

Total Metals & Mining		432,293
Multiline Retail – 0.7%
Big Lots, Inc.*	309	11,702
Dillard’s, Inc. Class A	291	26,889
Dollar General Corp.*	1,132	62,803
Dollar Tree, Inc.*	707	36,891
Family Dollar Stores, Inc.	427	24,770
Kohl’s Corp.	1,057	60,038
Macy’s, Inc.	1,777	105,358
Nordstrom, Inc.	758	47,337
Target Corp.	2,213	133,909

Total Multiline Retail		509,697
Multi-Utilities – 0.8%
Alliant Energy Corp.	360	20,452
Avista Corp.	211	6,467
Black Hills Corp.	89	5,131
CenterPoint Energy, Inc.	896	21,226
CMS Energy Corp.	1,009	29,544
Consolidated Edison, Inc.	1,192	63,951
DTE Energy Co.	584	43,385
Integrys Energy Group, Inc.	203	12,109
MDU Resources Group, Inc.	354	12,146
NiSource, Inc.	702	24,942
NorthWestern Corp.	166	7,873
PG&E Corp.	1,495	64,584
Public Service Enterprise Group, Inc.	2,862	109,157
SCANA Corp.	518	26,584
Sempra Energy	651	62,991
TECO Energy, Inc.	796	13,651
Vectren Corp.	250	9,847
Wisconsin Energy Corp.	790	36,774

Total Multi-Utilities		570,814
Oil, Gas & Consumable Fuels – 9.1%
Alon USA Energy, Inc.	193	2,883
Anadarko Petroleum Corp.	1,316	111,544
Apache Corp.	1,946	161,421
Cabot Oil & Gas Corp.	295	9,995
Carrizo Oil & Gas, Inc.*	127	6,789
Chesapeake Energy Corp.	1,101	28,208
Chevron Corp.	11,340	1,348,439
Cimarex Energy Co.	360	42,880
Cloud Peak Energy, Inc.*	533	11,268
Concho Resources, Inc.*	134	16,415
ConocoPhillips	6,740	474,159
CONSOL Energy, Inc.	406	16,220
Contango Oil & Gas Co.*	68	3,246
Continental Resources, Inc.*	400	49,708
CVR Energy, Inc.	537	22,688
Delek US Holdings, Inc.	396	11,500
Denbury Resources, Inc.	1,642	26,929
Energen Corp.	260	21,011
EOG Resources, Inc.	426	83,568
EPL Oil & Gas, Inc.*	144	5,558
EQT Corp.	236	22,885
Exxon Mobil Corp.	23,266	2,272,623
Green Plains Renewable Energy, Inc.	162	4,853
Gulfport Energy Corp.*	147	10,463
Hess Corp.	1,515	125,563
HollyFrontier Corp.	1,569	74,653
Kinder Morgan, Inc.	1,301	42,269
Laredo Petroleum, Inc.*	309	7,991
Marathon Oil Corp.	3,213	114,126
Marathon Petroleum Corp.	1,702	148,142
Murphy Oil Corp.	554	34,824
Noble Energy, Inc.	866	61,521
Northern Oil and Gas, Inc.*	261	3,816
Oasis Petroleum, Inc.*	268	11,184
Occidental Petroleum Corp.	3,322	316,553
ONEOK, Inc.	394	23,344
PBF Energy, Inc. Class A	504	13,003
Phillips 66	3,097	238,655
Pioneer Natural Resources Co.	169	31,627
QEP Resources, Inc.	379	11,158
Renewable Energy Group, Inc.*	876	10,494
Resolute Energy Corp.*	249	1,793
Rex Energy Corp.*	272	5,089
Rosetta Resources, Inc.*	182	8,477
Southwestern Energy Co.*	292	13,435
Spectra Energy Corp.	1,950	72,033
Stone Energy Corp.*	438	18,383
Swift Energy Co.*	264	2,841
Tesoro Corp.	488	24,688
Valero Energy Corp.	3,106	164,929
W&T Offshore, Inc.	394	6,820
Western Refining, Inc.	546	21,076
Whiting Petroleum Corp.*	479	33,238
Williams Cos., Inc. (The)	1,114	45,206
World Fuel Services Corp.	251	11,069

Total Oil, Gas & Consumable Fuels		6,463,253

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Paper & Forest Products – 0.1%
Boise Cascade Co.*	122	$3,494
Clearwater Paper Corp.*	142	8,899
International Paper Co.	1,372	62,947
KapStone Paper and Packaging Corp.*	408	11,767
Louisiana-Pacific Corp.*	648	10,932
PH Glatfelter Co.	280	7,622
Schweitzer-Mauduit International, Inc.	88	3,748

Total Paper & Forest Products		109,409
Personal Products – 0.1%
Avon Products, Inc.	721	10,555
Coty, Inc. Class A	414	6,202
Elizabeth Arden, Inc.*	65	1,918
Estee Lauder Cos., Inc. (The) Class A	834	55,778
Medifast, Inc.*	131	3,811
Nu Skin Enterprises, Inc. Class A	145	12,013
Revlon, Inc. Class A*	359	9,173
USANA Health Sciences, Inc.*	82	6,178

Total Personal Products		105,628
Pharmaceuticals – 4.2%
AbbVie, Inc.	5,373	276,172
Akorn, Inc.*	169	3,718
Allergan, Inc.	769	95,433
Auxilium Pharmaceuticals, Inc.*	146	3,968
Bristol-Myers Squibb Co.	3,374	175,279
Eli Lilly & Co.	5,900	347,274
Hi-Tech Pharmacal Co., Inc.*	64	2,773
Impax Laboratories, Inc.*	309	8,164
Johnson & Johnson	10,021	984,363
Medicines Co. (The)*	189	5,371
Merck & Co., Inc.	6,444	365,826
Mylan, Inc.*	952	46,486
Pfizer, Inc.	19,273	619,049
Prestige Brands Holdings, Inc.*	218	5,940
Questcor Pharmaceuticals, Inc.	301	19,544
Salix Pharmaceuticals Ltd.*	126	13,055
Zoetis, Inc. Class A	907	26,249

Total Pharmaceuticals		2,998,664
Professional Services – 0.2%
CBIZ, Inc.*	488	4,470
Corporate Executive Board Co. (The)	91	6,755
Dun & Bradstreet Corp. (The)	185	18,380
Equifax, Inc.	301	20,477
FTI Consulting, Inc.*	146	4,868
IHS, Inc. Class A*	90	10,935
Insperity, Inc.	161	4,988
Kelly Services, Inc. Class A	195	4,627
Korn/Ferry International*	193	5,746
Manpowergroup, Inc.	210	16,554
Navigant Consulting, Inc.*	252	4,702
On Assignment, Inc.*	139	5,364
Robert Half International, Inc.	323	13,550
RPX Corp.*	500	8,140
Towers Watson & Co. Class A	201	22,924
Verisk Analytics, Inc. Class A*	356	21,346
WageWorks, Inc.*	56	3,142

Total Professional Services		176,968
Real Estate Investment Trusts (REITs) – 1.1%
Agree Realty Corp.	144	4,379
Alexander’s, Inc.	14	5,054
Alexandria Real Estate Equities, Inc.	80	5,805
American Campus Communities, Inc.	159	5,939
American Tower Corp.	569	46,584
Associated Estates Realty Corp.	392	6,640
AvalonBay Communities, Inc.	93	12,213
BioMed Realty Trust, Inc.	103	2,110
Boston Properties, Inc.	144	16,492
BRE Properties, Inc.	35	2,197
Camden Property Trust	148	9,966
Campus Crest Communities, Inc.	357	3,099
CBL & Associates Properties, Inc.	341	6,053
Chatham Lodging Trust	214	4,327
Corrections Corp. of America	455	14,251
Crown Castle International Corp.	147	10,846
Digital Realty Trust, Inc.	297	15,765
EPR Properties	151	8,062
Equity Lifestyle Properties, Inc.	98	3,984
Essex Property Trust, Inc.	26	4,421
Extra Space Storage, Inc.	180	8,732
Federal Realty Investment Trust	82	9,407
General Growth Properties, Inc.	314	6,908
Geo Group, Inc. (The)	145	4,675
Government Properties Income Trust	131	3,301
HCP, Inc.	1,621	62,879
Health Care REIT, Inc.	153	9,119
Home Properties, Inc.	45	2,705
Hospitality Properties Trust	254	7,295
Host Hotels & Resorts, Inc.	399	8,076
Inland Real Estate Corp.	880	9,284
Investors Real Estate Trust	820	7,364
Kimco Realty Corp.	375	8,205
Liberty Property Trust	226	8,353
LTC Properties, Inc.	122	4,591
Macerich Co. (The)	251	15,645
Medical Properties Trust, Inc.	295	3,773
Mid-America Apartment Communities, Inc.	68	4,642
Monmouth Real Estate Investment Corp. Class A	984	9,387
National Health Investors, Inc.	123	7,436
National Retail Properties, Inc.	162	5,560
Omega Healthcare Investors, Inc.	233	7,810
Piedmont Office Realty Trust, Inc. Class A	235	4,030
Plum Creek Timber Co., Inc.	377	15,849
Post Properties, Inc.	139	6,825
Potlatch Corp.	126	4,875
PS Business Parks, Inc.	45	3,763
Public Storage	351	59,140
Ramco-Gershenson Properties Trust	229	3,733

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Rayonier, Inc.	499	$22,909
Realty Income Corp.	293	11,972
Retail Opportunity Investments Corp.	244	3,645
Ryman Hospitality Properties Inc.	62	2,636
Sabra Health Care REIT, Inc.	185	5,160
Select Income REIT	155	4,692
Senior Housing Properties Trust	401	9,010
Simon Property Group, Inc.	521	85,444
SL Green Realty Corp.	152	15,294
Tanger Factory Outlet Centers, Inc.	151	5,285
Taubman Centers, Inc.	101	7,150
UMH Properties, Inc.	51	499
Universal Health Realty Income Trust	88	3,717
Ventas, Inc.	542	32,829
Vornado Realty Trust	250	24,640
Weyerhaeuser Co.	1,189	34,897
WP Carey, Inc.	79	4,745

Total Real Estate Investment Trusts (REITs)		776,073
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	861	23,617
Forestar Group, Inc.*	140	2,492
Jones Lang LaSalle, Inc.	120	14,220

Total Real Estate Management & Development		40,329
Road & Rail – 1.0%
AMERCO	97	22,516
Avis Budget Group, Inc.*	86	4,188
Con-way, Inc.	127	5,217
CSX Corp.	4,292	124,339
Genesee & Wyoming, Inc. Class A*	57	5,547
Heartland Express, Inc.	206	4,674
Hertz Global Holdings, Inc.*	812	21,632
JB Hunt Transport Services, Inc.	314	22,583
Kansas City Southern	154	15,717
Knight Transportation, Inc.	168	3,886
Landstar System, Inc.	130	7,699
Norfolk Southern Corp.	1,247	121,171
Old Dominion Freight Line, Inc.*	244	13,845
Quality Distribution, Inc.*	484	6,287
Ryder System, Inc.	109	8,711
Saia, Inc.*	135	5,158
Swift Transportation Co.*	564	13,959
Union Pacific Corp.	1,655	310,577
Werner Enterprises, Inc.	172	4,388

Total Road & Rail		722,094
Semiconductors & Semiconductor Equipment – 1.8%
Advanced Energy Industries, Inc.*	277	6,787
Altera Corp.	967	35,044
Amkor Technology, Inc.*	1,693	11,614
Analog Devices, Inc.	747	39,696
Applied Materials, Inc.	1,453	29,670
Broadcom Corp. Class A	1,118	35,195
Brooks Automation, Inc.	567	6,197
Cabot Microelectronics Corp.*	57	2,508
Cirrus Logic, Inc.*	460	9,140
Cree, Inc.*	124	7,014
Diodes, Inc.*	251	6,556
Entegris, Inc.*	723	8,756
First Solar, Inc.*	424	29,591
Hittite Microwave Corp.	78	4,917
Integrated Device Technology, Inc.*	341	4,170
Integrated Silicon Solution, Inc.*	294	4,572
Intel Corp.	23,597	609,039
KLA-Tencor Corp.	573	39,617
Lam Research Corp.*	110	6,050
Lattice Semiconductor Corp.*	419	3,285
Linear Technology Corp.	530	25,806
LSI Corp.	1,107	12,255
Maxim Integrated Products, Inc.	686	22,720
Microchip Technology, Inc.	342	16,334
Micron Technology, Inc.*	395	9,346
MKS Instruments, Inc.	311	9,296
NVIDIA Corp.	2,008	35,963
OmniVision Technologies, Inc.*	212	3,752
ON Semiconductor Corp.*	396	3,722
Semtech Corp.*	192	4,865
Silicon Laboratories, Inc.*	60	3,135
Skyworks Solutions, Inc.*	564	21,161
Synaptics, Inc.*	144	8,643
Teradyne, Inc.*	867	17,245
Texas Instruments, Inc.	2,522	118,912
Ultratech, Inc.*	80	2,335
Xilinx, Inc.	672	36,469

Total Semiconductors & Semiconductor Equipment		1,251,377
Software – 4.3%
ACI Worldwide, Inc.*	111	6,570
Activision Blizzard, Inc.	4,367	89,261
Adobe Systems, Inc.*	575	37,801
ANSYS, Inc.*	186	14,326
Autodesk, Inc.*	384	18,885
CA, Inc.	2,118	65,594
Cadence Design Systems, Inc.*	1,459	22,673
Citrix Systems, Inc.*	307	17,631
Compuware Corp.	424	4,452
Ebix, Inc.	348	5,940
Electronic Arts, Inc.*	215	6,237
FactSet Research Systems, Inc.	101	10,889
Fair Isaac Corp.	141	7,800
Fortinet, Inc.*	108	2,379
Informatica Corp.*	147	5,554
Intuit, Inc.	632	49,125
Manhattan Associates, Inc.*	204	7,146
Mentor Graphics Corp.	279	6,144
MICROS Systems, Inc.*	212	11,221
Microsoft Corp.	39,871	1,634,312
MicroStrategy, Inc. Class A*	27	3,116
Oracle Corp.	20,297	830,350
Progress Software Corp.*	252	5,494

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
Red Hat, Inc.*	148	$7,841
SolarWinds, Inc.*	173	7,375
Solera Holdings, Inc.	141	8,931
SS&C Technologies Holdings, Inc.*	141	5,643
Symantec Corp.	2,312	46,171
Synopsys, Inc.*	379	14,557
Telenav, Inc.*	360	2,146
TIBCO Software, Inc.*	378	7,681
TiVo, Inc.*	792	10,478
Tyler Technologies, Inc.*	65	5,439
VMware, Inc. Class A*	575	62,112

Total Software		3,041,274
Specialty Retail – 2.3%
Aaron’s, Inc.	316	9,556
Abercrombie & Fitch Co. Class A	329	12,666
Advance Auto Parts, Inc.	271	34,281
American Eagle Outfitters, Inc.	815	9,976
ANN, Inc.*	170	7,052
Asbury Automotive Group, Inc.*	140	7,743
Ascena Retail Group, Inc.*	539	9,314
AutoNation, Inc.*	400	21,292
AutoZone, Inc.*	141	75,731
Bed Bath & Beyond, Inc.*	889	61,163
Best Buy Co., Inc.	831	21,947
Brown Shoe Co., Inc.	132	3,503
Buckle, Inc. (The)	226	10,351
Cabela’s, Inc.*	235	15,395
CarMax, Inc.*	628	29,390
Cato Corp. (The) Class A	206	5,570
Chico’s FAS, Inc.	611	9,794
Children’s Place Retail Stores, Inc. (The)	90	4,483
CST Brands, Inc.	181	5,654
Dick’s Sporting Goods, Inc.	331	18,076
DSW, Inc. Class A	264	9,467
Express, Inc.*	569	9,036
Finish Line, Inc. (The) Class A	233	6,312
Foot Locker, Inc.	626	29,409
Francesca’s Holdings Corp.*	267	4,843
GameStop Corp. Class A	518	21,290
Gap, Inc. (The)	2,148	86,049
Genesco, Inc.*	60	4,474
GNC Holdings, Inc. Class A	309	13,602
Group 1 Automotive, Inc.	57	3,743
Guess?, Inc.	467	12,889
hhgregg, Inc.*	164	1,576
Hibbett Sports, Inc.*	61	3,226
Home Depot, Inc. (The)	4,267	337,648
Jos. A. Bank Clothiers, Inc.*	109	7,009
L Brands, Inc.	865	49,106
Lithia Motors, Inc. Class A	111	7,377
Lowe’s Cos., Inc.	2,966	145,037
Lumber Liquidators Holdings, Inc.*	86	8,067
Mattress Firm Holding Corp.*	124	5,931
Men’s Wearhouse, Inc. (The)	163	7,984
Monro Muffler Brake, Inc.	62	3,527
O’Reilly Automotive, Inc.*	338	50,156
Outerwall, Inc.*	166	12,035
Penske Automotive Group, Inc.	426	18,216
PetSmart, Inc.	295	20,322
Pier 1 Imports, Inc.	471	8,892
Rent-A-Center, Inc.	227	6,038
Ross Stores, Inc.	687	49,155
Sally Beauty Holdings, Inc.*	545	14,933
Select Comfort Corp.*	248	4,484
Sonic Automotive, Inc. Class A	357	8,025
Stage Stores, Inc.	244	5,966
Staples, Inc.	2,802	31,775
Tiffany & Co.	363	31,272
Tilly’s, Inc. Class A*	197	2,305
TJX Cos., Inc. (The)	2,204	133,673
Tractor Supply Co.	266	18,788
Ulta Salon Cosmetics & Fragrance, Inc.*	89	8,676
Urban Outfitters, Inc.*	444	16,193
Vitamin Shoppe, Inc.*	59	2,804
Williams-Sonoma, Inc.	280	18,659

Total Specialty Retail		1,612,906
Technology Hardware, Storage & Peripherals – 4.5%
3D Systems Corp.*	25	1,479
Apple, Inc.	4,333	2,325,694
Electronics For Imaging, Inc.*	150	6,496
EMC Corp.	7,327	200,833
Hewlett-Packard Co.	12,691	410,681
Lexmark International, Inc. Class A	394	18,238
NCR Corp.*	715	26,133
NetApp, Inc.	823	30,369
QLogic Corp.*	478	6,095
SanDisk Corp.	818	66,413
Western Digital Corp.	1,274	116,979

Total Technology Hardware, Storage & Peripherals		3,209,410
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	148	11,492
Coach, Inc.	1,139	56,563
Columbia Sportswear Co.	146	12,067
Crocs, Inc.*	569	8,876
Deckers Outdoor Corp.*	105	8,372
Fossil Group, Inc.*	184	21,456
G-III Apparel Group Ltd.*	112	8,017
Hanesbrands, Inc.	324	24,779
Iconix Brand Group, Inc.*	265	10,407
Jones Group, Inc. (The)	279	4,177
NIKE, Inc. Class B	2,102	155,254
PVH Corp.	135	16,844
R.G. Barry Corp.	235	4,437
Ralph Lauren Corp.	230	37,014
Steven Madden Ltd.*	286	10,290
Under Armour, Inc. Class A*	110	12,610
Vera Bradley, Inc.*	141	3,806

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2014

Investments	Shares	Value
VF Corp.	1,384	$85,642
Wolverine World Wide, Inc.	344	9,821

Total Textiles, Apparel & Luxury Goods		501,924
Thrifts & Mortgage Finance – 0.2%
Astoria Financial Corp.	227	3,137
BofI Holding, Inc.*	173	14,835
Capitol Federal Financial, Inc.	204	2,560
Dime Community Bancshares, Inc.	149	2,530
EverBank Financial Corp.	348	6,866
HomeStreet, Inc.	149	2,913
Nationstar Mortgage Holdings, Inc.*	401	13,016
New York Community Bancorp, Inc.	1,990	31,979
Northwest Bancshares, Inc.	358	5,227
Ocwen Financial Corp.*	228	8,933
People’s United Financial, Inc.	904	13,443
Provident Financial Services, Inc.	205	3,766
Territorial Bancorp, Inc.	218	4,709
TFS Financial Corp.*	273	3,393
Walker & Dunlop, Inc.*	162	2,649
Washington Federal, Inc.	550	12,815

Total Thrifts & Mortgage Finance		132,771
Tobacco – 1.5%
Altria Group, Inc.	8,458	316,583
Lorillard, Inc.	1,584	85,663
Philip Morris International, Inc.	6,676	546,564
Reynolds American, Inc.	2,063	110,205
Universal Corp.	150	8,384

Total Tobacco		1,067,399
Trading Companies & Distributors – 0.3%
Air Lease Corp.	208	7,756
Applied Industrial Technologies, Inc.	245	11,819
Beacon Roofing Supply, Inc.*	101	3,905
CAI International, Inc.*	161	3,972
DXP Enterprises, Inc.*	60	5,696
Fastenal Co.	528	26,041
GATX Corp.	143	9,707
Kaman Corp.	105	4,271
MRC Global, Inc.*	219	5,904
MSC Industrial Direct Co., Inc. Class A	180	15,574
Rush Enterprises, Inc. Class A*	191	6,204
TAL International Group, Inc.*	228	9,774
Titan Machinery, Inc.*	238	3,730
United Rentals, Inc.*	193	18,323
W.W. Grainger, Inc.	188	47,500
Watsco, Inc.	99	9,891
WESCO International, Inc.*	161	13,398

Total Trading Companies & Distributors		203,465
Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*	354	7,792
Water Utilities – 0.1%
American States Water Co.	212	6,845
American Water Works Co., Inc.	567	25,742
Aqua America, Inc.	311	7,797
California Water Service Group	323	7,733

Total Water Utilities		48,117
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.	110	1,485
T-Mobile US, Inc.*	408	13,476
USA Mobility, Inc.	377	6,850

Total Wireless Telecommunication Services		21,811
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $51,716,260)		71,096,361
Cash and Other Assets in Excess of Liabilities – 0.1%		78,007

NET ASSETS – 100.0%		$71,174,368
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.9%
COMMON STOCKS – 99.8%
Aerospace & Defense – 3.0%
B/E Aerospace, Inc.*	405	$35,150
Boeing Co. (The)	3,897	489,034
General Dynamics Corp.	2,000	217,840
Honeywell International, Inc.	4,350	403,506
L-3 Communications Holdings, Inc.	827	97,710
Lockheed Martin Corp.	2,558	417,568
Northrop Grumman Corp.	1,785	220,233
Precision Castparts Corp.	630	159,239
Raytheon Co.	2,517	248,654
Rockwell Collins, Inc.	865	68,915
Textron, Inc.	1,472	57,835
TransDigm Group, Inc.	103	19,076
United Technologies Corp.	4,858	567,609

Total Aerospace & Defense		3,002,369
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	706	36,987
Expeditors International of Washington, Inc.	909	36,024
FedEx Corp.	1,170	155,095
United Parcel Service, Inc. Class B	3,640	354,463

Total Air Freight & Logistics		582,569
Airlines – 0.4%
Delta Air Lines, Inc.	7,973	276,264
Southwest Airlines Co.	3,555	83,934

Total Airlines		360,198
Auto Components – 0.4%
BorgWarner, Inc.	1,173	72,104
Johnson Controls, Inc.	2,642	125,020
Lear Corp.	1,538	128,761
TRW Automotive Holdings Corp.*	1,388	113,289

Total Auto Components		439,174
Automobiles – 0.6%
Ford Motor Co.	35,900	560,040
Harley-Davidson, Inc.	1,058	70,473

Total Automobiles		630,513
Banks – 9.3%
Bank of America Corp.	66,207	1,138,760
BB&T Corp.	4,363	175,262
CIT Group, Inc.	1,506	73,824
Citigroup, Inc.	24,153	1,149,683
Comerica, Inc.	1,325	68,635
Fifth Third Bancorp	7,733	177,472
First Republic Bank	814	43,948
Huntington Bancshares, Inc.	6,953	69,322
JPMorgan Chase & Co.	42,696	2,592,074
KeyCorp	6,365	90,638
M&T Bank Corp.	1,021	123,847
PNC Financial Services Group, Inc.	4,949	430,563
Regions Financial Corp.	12,382	137,564
SunTrust Banks, Inc.	3,557	141,533
U.S. Bancorp	14,424	618,213
Wells Fargo & Co.	48,218	2,398,363

Total Banks		9,429,701
Beverages – 2.1%
Beam, Inc.	576	47,981
Brown-Forman Corp. Class B	774	69,420
Coca-Cola Co. (The)	21,024	812,788
Coca-Cola Enterprises, Inc.	1,590	75,938
Constellation Brands, Inc. Class A*	3,030	257,459
Dr. Pepper Snapple Group, Inc.	1,352	73,630
Molson Coors Brewing Co. Class B	1,164	68,513
Monster Beverage Corp.*	551	38,267
PepsiCo, Inc.	8,430	703,905

Total Beverages		2,147,901
Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc.*	280	42,597
Amgen, Inc.	4,500	555,030
Biogen Idec, Inc.*	629	192,392
Celgene Corp.*	987	137,785
Gilead Sciences, Inc.*	4,369	309,587
Regeneron Pharmaceuticals, Inc.*	299	89,784

Total Biotechnology		1,327,175
Building Products – 0.0%
Fortune Brands Home & Security, Inc.	437	18,389
Masco Corp.	844	18,745

Total Building Products		37,134
Capital Markets – 2.6%
Affiliated Managers Group, Inc.*	146	29,207
Ameriprise Financial, Inc.	1,309	144,082
Bank of New York Mellon Corp. (The)	6,404	225,997
BlackRock, Inc.	938	294,982
Charles Schwab Corp. (The)	3,721	101,695
Franklin Resources, Inc.	3,903	211,465
Goldman Sachs Group, Inc. (The)	4,751	778,451
Morgan Stanley	10,698	333,457
Northern Trust Corp.	1,231	80,704
Raymond James Financial, Inc.	691	38,648
State Street Corp.	3,008	209,206
T. Rowe Price Group, Inc.	1,211	99,726
TD Ameritrade Holding Corp.	2,269	77,033

Total Capital Markets		2,624,653
Chemicals – 2.4%
Air Products & Chemicals, Inc.	970	115,469
Airgas, Inc.	342	36,426
Ashland, Inc.	951	94,605
Celanese Corp. Series A	1,069	59,340
CF Industries Holdings, Inc.	738	192,352
Dow Chemical Co. (The)	7,067	343,386
E.I. du Pont de Nemours & Co.	4,685	314,364
Eastman Chemical Co.	1,210	104,314
Ecolab, Inc.	859	92,763
FMC Corp.	675	51,678

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
International Flavors & Fragrances, Inc.	412	$39,416
Monsanto Co.	2,245	255,414
Mosaic Co. (The)	3,285	164,250
PPG Industries, Inc.	622	120,332
Praxair, Inc.	1,409	184,537
Sherwin-Williams Co. (The)	425	83,780
Sigma-Aldrich Corp.	568	53,040
Valspar Corp.	392	28,271
W.R. Grace & Co.*	425	42,147
Westlake Chemical Corp.	920	60,886

Total Chemicals		2,436,770
Commercial Services & Supplies – 0.2%
ADT Corp. (The)	990	29,650
Cintas Corp.	618	36,839
Republic Services, Inc.	1,540	52,606
Stericycle, Inc.*	243	27,610
Waste Management, Inc.	2,265	95,289

Total Commercial Services & Supplies		241,994
Communications Equipment – 2.1%
Cisco Systems, Inc.	49,573	1,110,931
F5 Networks, Inc.*	321	34,228
Harris Corp.	766	56,041
Juniper Networks, Inc.*	1,712	44,101
Motorola Solutions, Inc.	1,762	113,279
QUALCOMM, Inc.	9,664	762,103

Total Communications Equipment		2,120,683
Construction & Engineering – 0.2%
Fluor Corp.	963	74,854
Jacobs Engineering Group, Inc.*	768	48,768
Quanta Services, Inc.*	1,088	40,147

Total Construction & Engineering		163,769
Consumer Finance – 1.4%
American Express Co.	5,775	519,923
Capital One Financial Corp.	6,028	465,120
Discover Financial Services	4,550	264,765
SLM Corp.	5,787	141,666

Total Consumer Finance		1,391,474
Containers & Packaging – 0.2%
Ball Corp.	781	42,807
Crown Holdings, Inc.*	892	39,908
MeadWestvaco Corp.	344	12,948
Rock-Tenn Co. Class A	710	74,955

Total Containers & Packaging		170,618
Distributors – 0.1%
Genuine Parts Co.	839	72,867
LKQ Corp.*	990	26,087

Total Distributors		98,954
Diversified Consumer Services – 0.1%
H&R Block, Inc.	1,804	54,463
Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc. Class B*	15,625	1,952,656
CME Group, Inc.	1,200	88,812
IntercontinentalExchange Group, Inc.	268	53,018
Leucadia National Corp.	1,889	52,892
McGraw Hill Financial, Inc.	1,210	92,323
Moody’s Corp.	1,089	86,380
NASDAQ OMX Group, Inc. (The)	834	30,808

Total Diversified Financial Services		2,356,889
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	37,680	1,321,438
CenturyLink, Inc.	2,805	92,116
Verizon Communications, Inc.	12,996	618,220

Total Diversified Telecommunication Services		2,031,774
Electric Utilities – 1.7%
American Electric Power Co., Inc.	2,580	130,703
Duke Energy Corp.	3,507	249,769
Edison International	3,084	174,585
Entergy Corp.	1,445	96,598
Exelon Corp.	6,697	224,751
FirstEnergy Corp.	1,608	54,720
NextEra Energy, Inc.	2,105	201,280
Northeast Utilities	2,153	97,961
OGE Energy Corp.	1,231	45,252
PPL Corp.	5,723	189,660
Southern Co. (The)	4,003	175,892
Xcel Energy, Inc.	3,533	107,262

Total Electric Utilities		1,748,433
Electrical Equipment – 0.5%
AMETEK, Inc.	1,032	53,137
Emerson Electric Co.	3,913	261,388
Hubbell, Inc. Class B	332	39,797
Rockwell Automation, Inc.	707	88,057
Roper Industries, Inc.	423	56,475

Total Electrical Equipment		498,854
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	753	69,013
Corning, Inc.	11,266	234,558
Knowles Corp.*	560	17,679
Trimble Navigation Ltd.*	494	19,202

Total Electronic Equipment, Instruments & Components		340,452
Energy Equipment & Services – 1.0%
Baker Hughes, Inc.	2,093	136,087
Cameron International Corp.*	1,224	75,606
Diamond Offshore Drilling, Inc.	1,101	53,685
FMC Technologies, Inc.*	917	47,950
Halliburton Co.	5,365	315,945
Helmerich & Payne, Inc.	804	86,478
National Oilwell Varco, Inc.	3,051	237,581
Oceaneering International, Inc.	430	30,900

Total Energy Equipment & Services		984,232

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	1,770	$197,674
CVS Caremark Corp.	6,605	494,450
Kroger Co. (The)	3,815	166,525
Safeway, Inc.	1,002	37,014
Sysco Corp.	2,803	101,272
Walgreen Co.	4,483	296,013
Wal-Mart Stores, Inc.	22,954	1,754,374
Whole Foods Market, Inc.	947	48,022

Total Food & Staples Retailing		3,095,344
Food Products – 1.5%
Archer-Daniels-Midland Co.	3,250	141,018
Campbell Soup Co.	1,566	70,282
ConAgra Foods, Inc.	2,403	74,565
General Mills, Inc.	3,498	181,266
Hershey Co. (The)	830	86,652
Hormel Foods Corp.	1,255	61,834
J.M. Smucker Co. (The)	554	53,871
Kellogg Co.	1,793	112,439
Keurig Green Mountain, Inc.	638	67,366
Kraft Foods Group, Inc.	3,620	203,082
McCormick & Co., Inc.	597	42,829
Mead Johnson Nutrition Co.	742	61,690
Mondelez International, Inc. Class A	7,832	270,596
Tyson Foods, Inc. Class A	2,605	114,646

Total Food Products		1,542,136
Gas Utilities – 0.0%
ONE Gas, Inc.*	138	4,958
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	7,802	300,455
Baxter International, Inc.	3,566	262,386
Becton Dickinson and Co.	1,150	134,642
Boston Scientific Corp.*	3,608	48,780
C.R. Bard, Inc.	367	54,309
CareFusion Corp.*	1,141	45,891
Cooper Cos., Inc. (The)	241	33,104
DENTSPLY International, Inc.	755	34,760
Edwards Lifesciences Corp.*	553	41,016
Intuitive Surgical, Inc.*	190	83,218
Medtronic, Inc.	6,591	405,610
ResMed, Inc.	721	32,222
St. Jude Medical, Inc.	1,389	90,827
Stryker Corp.	1,266	103,141
Varian Medical Systems, Inc.*	563	47,286
Zimmer Holdings, Inc.	941	89,000

Total Health Care Equipment & Supplies		1,806,647
Health Care Providers & Services – 2.5%
Aetna, Inc.	2,741	205,493
AmerisourceBergen Corp.	741	48,602
Cardinal Health, Inc.	1,885	131,912
Cigna Corp.	1,761	147,449
DaVita HealthCare Partners, Inc.*	1,342	92,397
Express Scripts Holding Co.*	2,869	215,433
HCA Holdings, Inc.*	3,517	184,642
Henry Schein, Inc.*	423	50,494
Humana, Inc.	1,466	165,248
Laboratory Corp. of America Holdings*	637	62,560
McKesson Corp.	1,030	181,867
Quest Diagnostics, Inc.	957	55,429
UnitedHealth Group, Inc.	7,662	628,207
Universal Health Services, Inc. Class B	629	51,622
WellPoint, Inc.	3,146	313,184

Total Health Care Providers & Services		2,534,539
Health Care Technology – 0.0%
Cerner Corp.*	891	50,119
Hotels, Restaurants & Leisure – 1.5%
Burger King Worldwide, Inc.	959	25,461
Chipotle Mexican Grill, Inc.*	66	37,491
Darden Restaurants, Inc.	773	39,238
Hyatt Hotels Corp. Class A*	374	20,125
Las Vegas Sands Corp.	2,854	230,546
Marriott International, Inc. Class A	1,390	77,868
McDonald’s Corp.	5,880	576,416
Starbucks Corp.	2,320	170,242
Starwood Hotels & Resorts Worldwide, Inc.	688	54,765
Wyndham Worldwide Corp.	640	46,867
Wynn Resorts Ltd.	361	80,196
Yum! Brands, Inc.	1,663	125,374

Total Hotels, Restaurants & Leisure		1,484,589
Household Durables – 0.5%
D.R. Horton, Inc.	2,487	53,843
Jarden Corp.*	353	21,120
Lennar Corp. Class A	1,252	49,604
Mohawk Industries, Inc.*	214	29,100
Newell Rubbermaid, Inc.	1,398	41,800
PulteGroup, Inc.	13,889	266,530
Whirlpool Corp.	497	74,282

Total Household Durables		536,279
Household Products – 1.7%
Church & Dwight Co., Inc.	558	38,541
Clorox Co. (The)	641	56,414
Colgate-Palmolive Co.	3,765	244,236
Energizer Holdings, Inc.	379	38,180
Kimberly-Clark Corp.	1,915	211,129
Procter & Gamble Co. (The)	13,985	1,127,191

Total Household Products		1,715,691
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	5,348	76,370
Calpine Corp.*	398	8,322
NRG Energy, Inc.	1,543	49,067

Total Independent Power and Renewable Electricity Producers		133,759

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
Industrial Conglomerates – 2.1%
3M Co.	3,584	$486,205
Danaher Corp.	3,251	243,825
General Electric Co.	55,174	1,428,455

Total Industrial Conglomerates		2,158,485
Insurance – 3.1%
Aflac, Inc.	4,610	290,614
Alleghany Corp.*	75	30,554
Allstate Corp. (The)	3,897	220,492
American International Group, Inc.	11,814	590,818
Chubb Corp. (The)	1,816	162,169
Cincinnati Financial Corp.	1,034	50,314
CNA Financial Corp.	1,729	73,863
Fidelity National Financial, Inc. Class A	1,701	53,479
Genworth Financial, Inc. Class A*	3,803	67,427
Hartford Financial Services Group, Inc.	2,485	87,646
Lincoln National Corp.	2,478	125,560
Loews Corp.	1,645	72,462
Markel Corp.*	35	20,864
Marsh & McLennan Cos., Inc.	2,691	132,666
MetLife, Inc.	10,512	555,034
Principal Financial Group, Inc.	2,075	95,429
Progressive Corp. (The)	3,528	85,448
Torchmark Corp.	747	58,789
Travelers Cos., Inc. (The)	3,245	276,150
Unum Group	2,550	90,041

Total Insurance		3,139,819
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	30	10,096
Expedia, Inc.	438	31,755
Liberty Interactive Corp. Class A*	1,701	49,108
Netflix, Inc.*	17	5,984
priceline.com, Inc.*	161	191,894
TripAdvisor, Inc.*	306	27,721

Total Internet & Catalog Retail		316,558
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*	590	34,344
eBay, Inc.*	5,250	290,010
Equinix, Inc.*	28	5,175
Facebook, Inc. Class A*	1,899	114,396
Google, Inc. Class A*	1,125	1,253,824
LinkedIn Corp. Class A*	5	925
VeriSign, Inc.*	576	31,052
Yahoo!, Inc.*	3,276	117,608

Total Internet Software & Services		1,847,334
IT Services – 3.5%
Alliance Data Systems Corp.*	197	53,673
Automatic Data Processing, Inc.	1,862	143,858
Cognizant Technology Solutions Corp. Class A*	2,510	127,031
Computer Sciences Corp.	1,369	83,262
Fidelity National Information Services, Inc.	1,208	64,568
Fiserv, Inc.*	1,101	62,416
FleetCor Technologies, Inc.*	225	25,897
International Business Machines Corp.	9,384	1,806,326
MasterCard, Inc. Class A	4,043	302,012
Paychex, Inc.	1,431	60,961
Teradata Corp.*	894	43,976
Visa, Inc. Class A	2,402	518,496
Western Union Co. (The)	5,386	88,115
Xerox Corp.	10,543	119,136

Total IT Services		3,499,727
Leisure Products – 0.2%
Hasbro, Inc.	743	41,326
Mattel, Inc.	2,042	81,904
Polaris Industries, Inc.	282	39,398

Total Leisure Products		162,628
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	1,334	74,597
Illumina, Inc.*	133	19,772
Mettler-Toledo International, Inc.*	113	26,632
Thermo Fisher Scientific, Inc.	1,297	155,951
Waters Corp.*	496	53,772

Total Life Sciences Tools & Services		330,724
Machinery – 1.7%
Caterpillar, Inc.	4,653	462,369
Cummins, Inc.	1,088	162,101
Deere & Co.	4,050	367,740
Donaldson Co., Inc.	677	28,705
Dover Corp.	1,120	91,560
Flowserve Corp.	690	54,054
Illinois Tool Works, Inc.	2,093	170,224
PACCAR, Inc.	2,008	135,419
Pall Corp.	94	8,410
Parker Hannifin Corp.	811	97,085
Snap-on, Inc.	334	37,902
Stanley Black & Decker, Inc.	742	60,280
Wabtec Corp.	370	28,675
Xylem, Inc.	778	28,335

Total Machinery		1,732,859
Media – 4.5%
CBS Corp. Class B	3,236	199,985
Comcast Corp. Class A	12,544	627,451
DIRECTV*	4,518	345,265
Discovery Communications, Inc. Class A*	1,237	102,300
DISH Network Corp. Class A*	1,213	75,461
Gannett Co., Inc.	1,428	39,413
Interpublic Group of Cos., Inc. (The)	2,113	36,217
Liberty Media Corp. Class A*	5,853	765,163
News Corp. Class A*	3,708	63,852
Omnicom Group, Inc.	1,494	108,464
Scripps Networks Interactive, Inc. Class A	860	65,282
Sirius XM Holdings, Inc.*	12,874	41,197
Time Warner Cable, Inc.	1,494	204,947
Time Warner, Inc.	5,490	358,662

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
Twenty-First Century Fox, Inc. Class A	16,682	$533,323
Viacom, Inc. Class B	3,012	255,990
Walt Disney Co. (The)	9,048	724,473

Total Media		4,547,445
Metals & Mining – 0.5%
Alcoa, Inc.	1,848	23,784
Freeport-McMoRan Copper & Gold, Inc.	7,597	251,233
Nucor Corp.	950	48,013
Southern Copper Corp.	6,630	192,999

Total Metals & Mining		516,029
Multiline Retail – 0.8%
Dollar General Corp.*	1,757	97,478
Dollar Tree, Inc.*	1,173	61,207
Family Dollar Stores, Inc.	693	40,201
Kohl’s Corp.	1,684	95,651
Macy’s, Inc.	2,872	170,281
Nordstrom, Inc.	1,267	79,124
Target Corp.	3,570	216,021

Total Multiline Retail		759,963
Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	1,216	28,807
CMS Energy Corp.	1,788	52,352
Consolidated Edison, Inc.	2,103	112,826
DTE Energy Co.	1,110	82,462
NiSource, Inc.	1,507	53,544
PG&E Corp.	2,229	96,293
Public Service Enterprise Group, Inc.	4,900	186,886
SCANA Corp.	996	51,115
Sempra Energy	1,234	119,402
Wisconsin Energy Corp.	1,299	60,468

Total Multi-Utilities		844,155
Oil, Gas & Consumable Fuels – 10.0%
Anadarko Petroleum Corp.	2,279	193,168
Apache Corp.	3,197	265,191
Cabot Oil & Gas Corp.	701	23,750
Chesapeake Energy Corp.	2,006	51,394
Chevron Corp.	18,217	2,166,183
Cimarex Energy Co.	490	58,364
Concho Resources, Inc.*	237	29,033
ConocoPhillips	11,110	781,589
CONSOL Energy, Inc.	521	20,814
Continental Resources, Inc.*	762	94,694
Denbury Resources, Inc.	2,558	41,951
EOG Resources, Inc.	663	130,061
EQT Corp.	426	41,309
Exxon Mobil Corp.	37,687	3,681,266
Hess Corp.	2,650	219,632
HollyFrontier Corp.	2,319	110,338
Kinder Morgan, Inc.	1,681	54,616
Marathon Oil Corp.	5,195	184,526
Marathon Petroleum Corp.	2,681	233,354
Murphy Oil Corp.	728	45,762
Noble Energy, Inc.	1,608	114,232
Occidental Petroleum Corp.	5,198	495,317
ONEOK, Inc.	553	32,765
Phillips 66	5,052	389,307
Pioneer Natural Resources Co.	248	46,411
Range Resources Corp.	109	9,044
Southwestern Energy Co.*	504	23,189
Spectra Energy Corp.	3,205	118,393
Tesoro Corp.	716	36,222
Valero Energy Corp.	5,169	274,474
Whiting Petroleum Corp.*	908	63,006
Williams Cos., Inc. (The)	1,675	67,972

Total Oil, Gas & Consumable Fuels		10,097,327
Paper & Forest Products – 0.1%
International Paper Co.	2,328	106,809
Personal Products – 0.1%
Avon Products, Inc.	787	11,522
Coty, Inc. Class A	1,089	16,313
Estee Lauder Cos., Inc. (The) Class A	1,424	95,237
Nu Skin Enterprises, Inc. Class A	216	17,896

Total Personal Products		140,968
Pharmaceuticals – 4.7%
AbbVie, Inc.	8,706	447,488
Allergan, Inc.	1,308	162,323
Bristol-Myers Squibb Co.	5,601	290,972
Eli Lilly & Co.	9,786	576,004
Johnson & Johnson	16,181	1,589,460
Merck & Co., Inc.	10,283	583,766
Mylan, Inc.*	1,568	76,565
Pfizer, Inc.	30,777	988,557
Zoetis, Inc.	1,320	38,201

Total Pharmaceuticals		4,753,336
Professional Services – 0.1%
Equifax, Inc.	451	30,681
IHS, Inc. Class A*	122	14,823
Manpowergroup, Inc.	277	21,836
Towers Watson & Co. Class A	253	28,855
Verisk Analytics, Inc. Class A*	567	33,997

Total Professional Services		130,192
Real Estate Investment Trusts (REITs) – 0.7%
American Tower Corp.	827	67,707
AvalonBay Communities, Inc.	50	6,566
Boston Properties, Inc.	242	27,716
Crown Castle International Corp.	163	12,026
Federal Realty Investment Trust	123	14,111
General Growth Properties, Inc.	772	16,984
HCP, Inc.	2,356	91,389
Health Care REIT, Inc.	188	11,205
Host Hotels & Resorts, Inc.	775	15,686
Kimco Realty Corp.	679	14,857
Macerich Co. (The)	503	31,352
Plum Creek Timber Co., Inc.	534	22,449

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
Public Storage	543	$91,490
Realty Income Corp.	372	15,200
Simon Property Group, Inc.	841	137,924
SL Green Realty Corp.	92	9,257
Ventas, Inc.	833	50,455
Vornado Realty Trust	277	27,301
Weyerhaeuser Co.	1,684	49,425

Total Real Estate Investment Trusts (REITs)		713,100
Real Estate Management & Development – 0.0%
CBRE Group, Inc. Class A*	1,434	39,335
Road & Rail – 1.0%
CSX Corp.	7,099	205,658
Hertz Global Holdings, Inc.*	1,367	36,417
JB Hunt Transport Services, Inc.	466	33,515
Kansas City Southern	302	30,822
Norfolk Southern Corp.	2,060	200,170
Union Pacific Corp.	2,692	505,181

Total Road & Rail		1,011,763
Semiconductors & Semiconductor Equipment – 1.8%
Altera Corp.	1,568	56,824
Analog Devices, Inc.	1,425	75,725
Applied Materials, Inc.	2,601	53,112
Broadcom Corp. Class A	1,719	54,114
Cree, Inc.*	152	8,597
Intel Corp.	38,275	987,878
KLA-Tencor Corp.	893	61,742
Lam Research Corp.*	359	19,745
Linear Technology Corp.	990	48,203
Maxim Integrated Products, Inc.	1,518	50,276
Microchip Technology, Inc.	661	31,569
Micron Technology, Inc.*	866	20,490
NVIDIA Corp.	3,250	58,208
Texas Instruments, Inc.	4,373	206,187
Xilinx, Inc.	1,324	71,853

Total Semiconductors & Semiconductor Equipment		1,804,523
Software – 4.6%
Activision Blizzard, Inc.	6,938	141,813
Adobe Systems, Inc.*	823	54,104
ANSYS, Inc.*	241	18,562
Autodesk, Inc.*	577	28,377
CA, Inc.	3,459	107,125
Citrix Systems, Inc.*	515	29,576
Electronic Arts, Inc.*	592	17,174
Intuit, Inc.	1,079	83,871
Microsoft Corp.	64,204	2,631,722
Oracle Corp.	33,258	1,360,585
Red Hat, Inc.*	277	14,675
Symantec Corp.	3,656	73,010
VMware, Inc. Class A*	1,029	111,153

Total Software		4,671,747
Specialty Retail – 1.9%
Advance Auto Parts, Inc.	406	51,359
AutoZone, Inc.*	230	123,533
Bed Bath & Beyond, Inc.*	1,426	98,109
Best Buy Co., Inc.	1,475	38,955
CarMax, Inc.*	1,003	46,940
Dick’s Sporting Goods, Inc.	548	29,926
Gap, Inc. (The)	3,518	140,931
Home Depot, Inc. (The)	6,967	551,299
L Brands, Inc.	1,516	86,063
Lowe’s Cos., Inc.	4,794	234,427
O’Reilly Automotive, Inc.*	537	79,686
PetSmart, Inc.	584	40,232
Ross Stores, Inc.	1,187	84,930
Staples, Inc.	4,059	46,029
Tiffany & Co.	556	47,899
TJX Cos., Inc. (The)	3,645	221,069
Tractor Supply Co.	461	32,560
Ulta Salon Cosmetics & Fragrance, Inc.*	192	18,716

Total Specialty Retail		1,972,663
Technology Hardware, Storage & Peripherals – 5.0%
3D Systems Corp.*	37	2,189
Apple, Inc.	6,993	3,753,423
EMC Corp.	11,862	325,137
Hewlett-Packard Co.	20,278	656,196
NetApp, Inc.	1,427	52,656
SanDisk Corp.	1,360	110,418
Western Digital Corp.	2,013	184,834

Total Technology Hardware, Storage & Peripherals		5,084,853
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,892	93,957
Fossil Group, Inc.*	306	35,683
Hanesbrands, Inc.	544	41,605
NIKE, Inc. Class B	3,539	261,390
PVH Corp.	182	22,708
Ralph Lauren Corp.	402	64,694
Under Armour, Inc. Class A*	183	20,979
VF Corp.	2,123	131,371

Total Textiles, Apparel & Luxury Goods		672,387
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	3,116	50,074
Ocwen Financial Corp.*	422	16,534

Total Thrifts & Mortgage Finance		66,608
Tobacco – 1.7%
Altria Group, Inc.	13,899	520,239
Lorillard, Inc.	2,561	138,499
Philip Morris International, Inc.	10,639	871,015
Reynolds American, Inc.	3,609	192,793

Total Tobacco		1,722,546
Trading Companies & Distributors – 0.2%
Fastenal Co.	932	45,966
United Rentals, Inc.*	374	35,508
W.W. Grainger, Inc.	315	79,588

Total Trading Companies & Distributors		161,062

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2014

Investments	Shares	Value
Water Utilities – 0.0%
American Water Works Co., Inc.	859	$38,999
Wireless Telecommunication Services – 0.0%
T-Mobile US, Inc.*	149	4,921
TOTAL COMMON STOCKS (Cost: $77,943,918)		101,173,672
EXCHANGE-TRADED FUNDS – 0.1%
WisdomTree Equity Income Fund(a) (Cost: $50,965)	1,144	64,716
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $77,994,883)		101,238,388
Cash and Other Assets in Excess of Liabilities – 0.1%		112,254

NET ASSETS – 100.0%		$101,350,642
*	Non-income producing security.

(a)	Affiliated company (See Note 8).

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.9%
COMMON STOCKS – 99.4%
Aerospace & Defense – 2.1%
Alliant Techsystems, Inc.	14,716	$2,091,879
Curtiss-Wright Corp.	10,671	678,035
Esterline Technologies Corp.*	9,036	962,696
Exelis, Inc.	80,444	1,529,241
HEICO Corp.	8,383	504,321
Hexcel Corp.*	21,414	932,366
Huntington Ingalls Industries, Inc.	11,805	1,207,179
Moog, Inc. Class A*	11,912	780,355
Spirit AeroSystems Holdings, Inc. Class A*	3,934	110,900
Teledyne Technologies, Inc.*	9,273	902,541
Triumph Group, Inc.	16,185	1,045,227

Total Aerospace & Defense		10,744,740
Airlines – 1.8%
Alaska Air Group, Inc.	34,750	3,242,523
Allegiant Travel Co.	4,152	464,733
American Airlines Group, Inc.*	110,874	4,057,989
JetBlue Airways Corp.*	74,010	643,147
Spirit Airlines, Inc.*	17,961	1,066,883

Total Airlines		9,475,275
Auto Components – 1.4%
Allison Transmission Holdings, Inc.	25,446	761,853
Dana Holding Corp.	6,060	141,016
Dorman Products, Inc.*	7,320	432,319
Federal-Mogul Corp.*	1,640	30,685
Gentex Corp.	30,261	954,129
Goodyear Tire & Rubber Co. (The)	101,631	2,655,618
Tenneco, Inc.*	15,156	880,109
Visteon Corp.*	14,134	1,250,011

Total Auto Components		7,105,740
Automobiles – 0.2%
Thor Industries, Inc.	14,322	874,501
Banks – 7.9%
Associated Banc-Corp.	53,427	964,892
BancorpSouth, Inc.	18,480	461,261
Bank of Hawaii Corp.	13,369	810,295
Bank of the Ozarks, Inc.	7,191	489,419
BankUnited, Inc.	32,776	1,139,622
BOK Financial Corp.	26,272	1,814,082
CapitalSource, Inc.	55,168	804,901
Cathay General Bancorp	20,957	527,907
City National Corp.	13,597	1,070,356
Commerce Bancshares, Inc.	29,823	1,384,384
Cullen/Frost Bankers, Inc.	16,077	1,246,450
CVB Financial Corp.	26,653	423,783
East West Bancorp, Inc.	41,455	1,513,107
First Citizens BancShares, Inc. Class A	3,729	897,757
First Financial Bankshares, Inc.	5,895	364,252
First Horizon National Corp.	16,145	199,229
First Niagara Financial Group, Inc.	117,228	1,107,805
FirstMerit Corp.	37,592	783,041
FNB Corp.	48,851	654,603
Fulton Financial Corp.	61,285	770,965
Glacier Bancorp, Inc.	15,344	446,050
Hancock Holding Co.	23,659	867,102
Home BancShares, Inc.	9,343	321,586
Iberiabank Corp.	5,205	365,131
International Bancshares Corp.	21,612	542,029
Investors Bancorp, Inc.	21,814	602,939
MB Financial, Inc.	16,864	522,109
PacWest Bancorp	7,049	303,177
Popular, Inc.*	74,445	2,307,051
PrivateBancorp, Inc.	18,764	572,490
Prosperity Bancshares, Inc.	17,247	1,140,889
Signature Bank*	10,419	1,308,522
Susquehanna Bancshares, Inc.	70,970	808,348
SVB Financial Group*	10,297	1,326,048
Synovus Financial Corp.	1,179,476	3,998,424
TCF Financial Corp.	37,865	630,831
Texas Capital Bancshares, Inc.*	10,388	674,597
Trustmark Corp.	23,063	584,647
UMB Financial Corp.	9,212	596,016
Umpqua Holdings Corp.	27,222	507,418
Valley National Bancorp	65,903	686,050
Webster Financial Corp.	30,291	940,838
Western Alliance Bancorp*	24,816	610,474
Wintrust Financial Corp.	13,428	653,406
Zions Bancorp.	69,412	2,150,384

Total Banks		40,894,667
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*	1,548	378,842
Biotechnology – 0.6%
Cubist Pharmaceuticals, Inc.*	703	51,425
Myriad Genetics, Inc.*	36,623	1,252,140
United Therapeutics Corp.*	16,690	1,569,361

Total Biotechnology		2,872,926
Building Products – 0.5%
A.O. Smith Corp.	14,932	687,171
Armstrong World Industries, Inc.*	8,782	467,642
Lennox International, Inc.	10,664	969,464
Owens Corning	7,289	314,666
Simpson Manufacturing Co., Inc.	7,280	257,202

Total Building Products		2,696,145
Capital Markets – 2.4%
American Capital Ltd.*	167,308	2,641,793
Artisan Partners Asset Management, Inc. Class A	4,059	260,791
Cohen & Steers, Inc.	9,559	380,926
Eaton Vance Corp.	22,913	874,360
Evercore Partners, Inc. Class A	4,744	262,106
Federated Investors, Inc. Class B	27,690	845,653
Financial Engines, Inc.	1,944	98,716
GAMCO Investors, Inc. Class A	6,553	508,841

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
Janus Capital Group, Inc.	45,320	$492,628
Legg Mason, Inc.	25,941	1,272,147
LPL Financial Holdings, Inc.	19,804	1,040,502
SEI Investments Co.	34,468	1,158,470
Stifel Financial Corp.*	17,560	873,786
Virtus Investment Partners, Inc.*	1,479	256,118
Waddell & Reed Financial, Inc. Class A	18,199	1,339,810

Total Capital Markets		12,306,647
Chemicals – 2.2%
Albemarle Corp.	25,884	1,719,215
Axiall Corp.	14,826	665,984
Balchem Corp.	3,722	193,991
Cabot Corp.	15,873	937,459
Cytec Industries, Inc.	9,239	901,819
H.B. Fuller Co.	9,674	467,061
Huntsman Corp.	13,205	322,466
Minerals Technologies, Inc.	7,549	487,363
NewMarket Corp.	3,750	1,465,425
Olin Corp.	29,103	803,534
PolyOne Corp.	11,023	404,103
Rockwood Holdings, Inc.	2,303	171,343
RPM International, Inc.	29,052	1,215,536
Scotts Miracle-Gro Co. (The) Class A	13,385	820,233
Sensient Technologies Corp.	12,146	685,156

Total Chemicals		11,260,688
Commercial Services & Supplies – 2.1%
Clean Harbors, Inc.*	11,568	633,811
Copart, Inc.*	25,421	925,070
Covanta Holding Corp.	6,406	115,628
Deluxe Corp.	18,822	987,590
Healthcare Services Group, Inc.	9,706	282,056
Herman Miller, Inc.	11,831	380,130
HNI Corp.	7,892	288,532
Iron Mountain, Inc.	12,193	336,161
KAR Auction Services, Inc.	19,285	585,300
Mobile Mini, Inc.	2,888	125,224
MSA Safety, Inc.	7,316	417,012
Pitney Bowes, Inc.	72,394	1,881,520
Rollins, Inc.	19,946	603,167
Steelcase, Inc. Class A	20,939	347,797
Tetra Tech, Inc.*	8,017	237,223
UniFirst Corp.	5,757	632,925
United Stationers, Inc.	14,385	590,792
Waste Connections, Inc.	22,373	981,280
West Corp.	24,609	588,893

Total Commercial Services & Supplies		10,940,111
Communications Equipment – 0.5%
Brocade Communications Systems, Inc.*	90,854	963,961
EchoStar Corp. Class A*	2,900	137,924
Finisar Corp.*	4,478	118,712
JDS Uniphase Corp.*	27,392	383,488
Plantronics, Inc.	12,062	536,156
Ubiquiti Networks, Inc.*	13,250	602,477

Total Communications Equipment		2,742,718
Construction & Engineering – 1.1%
AECOM Technology Corp.*	43,773	1,408,177
EMCOR Group, Inc.	14,993	701,523
KBR, Inc.	39,706	1,059,356
MasTec, Inc.*	24,915	1,082,308
URS Corp.	28,866	1,358,434

Total Construction & Engineering		5,609,798
Construction Materials – 0.2%
Eagle Materials, Inc.	6,366	564,410
Martin Marietta Materials, Inc.	5,646	724,664

Total Construction Materials		1,289,074
Consumer Finance – 0.8%
Credit Acceptance Corp.*	9,744	1,385,110
First Cash Financial Services, Inc.*	7,242	365,431
Nelnet, Inc. Class A	35,065	1,434,158
Portfolio Recovery Associates, Inc.*	16,794	971,701

Total Consumer Finance		4,156,400
Containers & Packaging – 2.0%
AptarGroup, Inc.	13,648	902,133
Avery Dennison Corp.	24,007	1,216,435
Bemis Co., Inc.	26,521	1,040,684
Berry Plastics Group, Inc.*	12,941	299,584
Graphic Packaging Holding Co.*	67,631	687,131
Greif, Inc. Class A	13,413	704,048
Owens-Illinois, Inc.*	45,662	1,544,746
Packaging Corp. of America	22,517	1,584,521
Silgan Holdings, Inc.	20,491	1,014,714
Sonoco Products Co.	26,663	1,093,716

Total Containers & Packaging		10,087,712
Distributors – 0.1%
Pool Corp.	8,707	533,913
Diversified Consumer Services – 1.1%
Apollo Education Group, Inc.*	45,433	1,555,626
DeVry Education Group, Inc.	21,040	891,886
Graham Holdings Co. Class B	1,287	905,726
Grand Canyon Education, Inc.*	9,445	441,081
Hillenbrand, Inc.	11,719	378,875
Service Corp. International	15,833	314,760
Sotheby’s	10,053	437,808
Weight Watchers International, Inc.	36,516	750,039

Total Diversified Consumer Services		5,675,801
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.	16,511	934,523
MarketAxess Holdings, Inc.	5,750	340,515
MSCI, Inc.*	27,424	1,179,780

Total Diversified Financial Services		2,454,818
Diversified Telecommunication Services – 0.2%
Cogent Communications Group, Inc.	602	21,389
Frontier Communications Corp.	52,327	298,264

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
tw telecom, Inc.*	6,803	$212,662
Windstream Holdings, Inc.	71,630	590,231

Total Diversified Telecommunication Services		1,122,546
Electric Utilities – 2.5%
ALLETE, Inc.	10,910	571,902
Cleco Corp.	18,433	932,341
Great Plains Energy, Inc.	54,238	1,466,596
Hawaiian Electric Industries, Inc.	23,265	591,396
IDACORP, Inc.	16,768	930,121
ITC Holdings Corp.	33,173	1,239,012
Pepco Holdings, Inc.	37,577	769,577
Pinnacle West Capital Corp.	37,136	2,029,854
PNM Resources, Inc.	23,114	624,771
Portland General Electric Co.	15,403	498,133
UIL Holdings Corp.	14,385	529,512
UNS Energy Corp.	10,574	634,757
Westar Energy, Inc.	51,803	1,821,393

Total Electric Utilities		12,639,365
Electrical Equipment – 1.0%
Acuity Brands, Inc.	6,243	827,634
Babcock & Wilcox Co. (The)	33,301	1,105,593
EnerSys	11,678	809,169
Franklin Electric Co., Inc.	9,282	394,671
Generac Holdings, Inc.	14,562	858,721
Polypore International, Inc.*	5,925	202,694
Regal-Beloit Corp.	13,304	967,334

Total Electrical Equipment		5,165,816
Electronic Equipment, Instruments & Components – 3.9%
Anixter International, Inc.	8,760	889,315
Arrow Electronics, Inc.*	38,196	2,267,315
Avnet, Inc.	54,170	2,520,530
AVX Corp.	37,632	495,990
Belden, Inc.	9,039	629,114
CDW Corp.	22,321	612,488
Cognex Corp.*	9,989	338,228
Dolby Laboratories, Inc. Class A*	26,073	1,160,248
FEI Co.	6,725	692,810
FLIR Systems, Inc.	40,603	1,461,708
Ingram Micro, Inc. Class A*	63,105	1,865,384
IPG Photonics Corp.*	10,274	730,276
Jabil Circuit, Inc.	122,900	2,212,200
Littelfuse, Inc.	4,603	431,025
National Instruments Corp.	11,960	343,132
SYNNEX Corp.*	12,089	732,714
Tech Data Corp.*	22,039	1,343,497
Vishay Intertechnology, Inc.	48,673	724,254
Zebra Technologies Corp. Class A*	12,399	860,615

Total Electronic Equipment, Instruments & Components		20,310,843
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc.*	34,887	1,757,956
Bristow Group, Inc.	9,646	728,466
CARBO Ceramics, Inc.	3,806	525,190
Dresser-Rand Group, Inc.*	18,971	1,108,096
Dril-Quip, Inc.*	7,065	791,986
Exterran Holdings, Inc.	6,869	301,412
Forum Energy Technologies, Inc.*	21,911	678,803
Hornbeck Offshore Services, Inc.*	5,393	225,481
Oil States International, Inc.*	17,101	1,686,158
Patterson-UTI Energy, Inc.	46,095	1,460,290
RPC, Inc.	55,431	1,131,901
Superior Energy Services, Inc.	56,497	1,737,848
Tidewater, Inc.	14,714	715,395
Unit Corp.*	7,453	487,277

Total Energy Equipment & Services		13,336,259
Food & Staples Retailing – 0.7%
Casey’s General Stores, Inc.	9,175	620,138
Fresh Market, Inc. (The)*	8,593	288,725
PriceSmart, Inc.	3,655	368,899
Rite Aid Corp.*	248,141	1,555,844
United Natural Foods, Inc.*	7,589	538,212

Total Food & Staples Retailing		3,371,818
Food Products – 2.3%
B&G Foods, Inc.	6,702	201,797
Darling International, Inc.*	30,310	606,806
Flowers Foods, Inc.	40,530	869,369
Hain Celestial Group, Inc. (The)*	7,841	717,216
Hillshire Brands Co.	23,143	862,308
Ingredion, Inc.	30,826	2,098,634
Lancaster Colony Corp.	6,300	626,346
Pilgrim’s Pride Corp.*	133,735	2,797,736
Pinnacle Foods, Inc.	14,492	432,731
Seaboard Corp.*	255	668,470
Snyders-Lance, Inc.	11,091	312,655
Tootsie Roll Industries, Inc.	9,075	271,706
TreeHouse Foods, Inc.*	6,766	487,084
WhiteWave Foods Co. Class A*	25,079	715,755

Total Food Products		11,668,613
Gas Utilities – 2.0%
AGL Resources, Inc.	36,982	1,810,639
Atmos Energy Corp.	31,297	1,475,027
National Fuel Gas Co.	19,587	1,371,873
New Jersey Resources Corp.	12,790	636,942
Piedmont Natural Gas Co., Inc.	20,575	728,149
Questar Corp.	39,088	929,513
South Jersey Industries, Inc.	6,633	372,045
Southwest Gas Corp.	14,736	787,639
UGI Corp.	35,865	1,635,803
WGL Holdings, Inc.	11,131	445,908

Total Gas Utilities		10,193,538
Health Care Equipment & Supplies – 1.2%
Align Technology, Inc.*	6,061	313,899
Cyberonics, Inc.*	3,971	259,108
Globus Medical, Inc. Class A*	20,511	545,387
Haemonetics Corp.*	3,965	129,219

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
Hill-Rom Holdings, Inc.	13,644	$525,840
IDEXX Laboratories, Inc.*	9,383	1,139,096
Neogen Corp.*	2,860	128,557
Sirona Dental Systems, Inc.*	10,630	793,742
STERIS Corp.	15,042	718,256
Teleflex, Inc.	7,446	798,509
Thoratec Corp.*	6,727	240,894
West Pharmaceutical Services, Inc.	11,517	507,324

Total Health Care Equipment & Supplies		6,099,831
Health Care Providers & Services – 2.4%
Acadia Healthcare Co., Inc.*	3,671	165,635
Air Methods Corp.*	6,688	357,340
Centene Corp.*	10,663	663,772
Community Health Systems, Inc.*	33,324	1,305,301
Health Net, Inc.*	26,831	912,522
HealthSouth Corp.	42,277	1,519,013
LifePoint Hospitals, Inc.*	12,712	693,440
MEDNAX, Inc.*	26,007	1,611,914
MWI Veterinary Supply, Inc.*	1,870	291,009
Omnicare, Inc.	21,336	1,273,119
Owens & Minor, Inc.	15,993	560,235
Patterson Cos., Inc.	25,947	1,083,547
Team Health Holdings, Inc.*	8,980	401,855
VCA Antech, Inc.*	20,932	674,638
WellCare Health Plans, Inc.*	16,225	1,030,612

Total Health Care Providers & Services		12,543,952
Health Care Technology – 0.1%
HMS Holdings Corp.*	11,174	212,865
Medidata Solutions, Inc.*	1,847	100,366

Total Health Care Technology		313,231
Hotels, Restaurants & Leisure – 2.4%
Bally Technologies, Inc.*	9,852	652,892
Bloomin’ Brands, Inc.*	36,958	890,688
Brinker International, Inc.	17,714	929,099
Buffalo Wild Wings, Inc.*	2,435	362,572
Cheesecake Factory, Inc. (The)	11,100	528,693
Choice Hotels International, Inc.	11,660	536,360
Cracker Barrel Old Country Store, Inc.	5,744	558,547
Domino’s Pizza, Inc.	10,119	778,859
Dunkin’ Brands Group, Inc.	14,908	748,083
International Game Technology	79,548	1,118,445
Jack in the Box, Inc.*	10,032	591,286
Life Time Fitness, Inc.*	13,387	643,915
Marriott Vacations Worldwide Corp.*	6,250	349,438
Panera Bread Co. Class A*	5,890	1,039,408
Papa John’s International, Inc.	8,192	426,885
SeaWorld Entertainment, Inc.	9,243	279,416
Six Flags Entertainment Corp.	36,455	1,463,668
Texas Roadhouse, Inc.	13,885	362,121
Vail Resorts, Inc.	2,332	162,540
Wendy’s Co. (The)	19,411	177,028

Total Hotels, Restaurants & Leisure		12,599,943
Household Durables – 2.6%
Harman International Industries, Inc.	7,817	831,729
Leggett & Platt, Inc.	42,814	1,397,449
NVR, Inc.*	1,190	1,364,930
Ryland Group, Inc. (The)	41,908	1,673,386
Standard Pacific Corp.*	227,520	1,890,691
Taylor Morrison Home Corp. Class A*	90,058	2,116,363
Tempur Sealy International, Inc.*	7,558	382,964
Toll Brothers, Inc.*	71,115	2,553,029
Tupperware Brands Corp.	14,251	1,193,664

Total Household Durables		13,404,205
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	16,998	1,348,621
Insurance – 6.2%
American Financial Group, Inc.	19,886	1,147,621
American National Insurance Co.	6,848	774,166
AmTrust Financial Services, Inc.	46,409	1,745,443
Arthur J. Gallagher & Co.	27,114	1,290,084
Assurant, Inc.	28,917	1,878,448
Brown & Brown, Inc.	35,497	1,091,888
CNO Financial Group, Inc.	134,019	2,425,744
First American Financial Corp.	42,339	1,124,100
Hanover Insurance Group, Inc. (The)	8,756	537,969
HCC Insurance Holdings, Inc.	39,961	1,817,826
Hilltop Holdings, Inc.*	20,455	486,624
Kemper Corp.	14,289	559,700
MBIA, Inc.*	353,427	4,944,444
Mercury General Corp.	9,774	440,612
Old Republic International Corp.	74,379	1,219,816
Primerica, Inc.	19,459	916,714
ProAssurance Corp.	27,478	1,223,595
Protective Life Corp.	35,082	1,844,962
Reinsurance Group of America, Inc.	25,983	2,069,026
RLI Corp.	10,912	482,747
StanCorp Financial Group, Inc.	16,652	1,112,354
Symetra Financial Corp.	50,431	999,542
W.R. Berkley Corp.	47,767	1,988,063

Total Insurance		32,121,488
Internet & Catalog Retail – 1.4%
HomeAway, Inc.*	2,915	109,808
HSN, Inc.	14,226	849,719
Liberty Ventures Series A*	45,519	5,932,491
Shutterfly, Inc.*	1,823	77,806

Total Internet & Catalog Retail		6,969,824
Internet Software & Services – 0.7%
AOL, Inc.*	10,865	475,561
CoStar Group, Inc.*	565	105,508
Dealertrack Technologies, Inc.*	1,049	51,600
IAC/InterActiveCorp	22,703	1,620,767
j2 Global, Inc.	11,718	586,486
OpenTable, Inc.*	1,889	145,321
Rackspace Hosting, Inc.*	12,809	420,391

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
Shutterstock, Inc.*	2,901	$210,642

Total Internet Software & Services		3,616,276
IT Services – 3.1%
Acxiom Corp.*	7,229	248,641
Booz Allen Hamilton Holding Corp.	72,386	1,592,492
Broadridge Financial Solutions, Inc.	31,734	1,178,601
Cardtronics, Inc.*	3,088	119,969
Convergys Corp.	27,829	609,733
CoreLogic, Inc.*	20,314	610,233
DST Systems, Inc.	12,284	1,164,400
Euronet Worldwide, Inc.*	6,695	278,445
EVERTEC, Inc.	6,160	152,152
Gartner, Inc.*	13,814	959,244
Global Payments, Inc.	19,247	1,368,654
iGATE Corp.*	9,799	309,060
Jack Henry & Associates, Inc.	15,944	889,037
Leidos Holdings, Inc.	47,705	1,687,326
MAXIMUS, Inc.	13,532	607,046
NeuStar, Inc. Class A*	16,788	545,778
Sapient Corp.*	23,400	399,204
Syntel, Inc.*	11,655	1,047,785
Total System Services, Inc.	37,684	1,145,970
Vantiv, Inc. Class A*	19,958	603,131
WEX, Inc.*	7,433	706,507

Total IT Services		16,223,408
Leisure Products – 0.2%
Brunswick Corp.	19,731	893,617
Life Sciences Tools & Services – 1.1%
Bio-Rad Laboratories, Inc. Class A*	3,973	509,021
Bruker Corp.*	15,373	350,351
Charles River Laboratories International, Inc.*	10,342	624,036
Covance, Inc.*	9,673	1,005,025
PAREXEL International Corp.*	13,333	721,182
PerkinElmer, Inc.	13,027	586,996
Quintiles Transnational Holdings, Inc.*	21,455	1,089,270
Techne Corp.	6,511	555,844

Total Life Sciences Tools & Services		5,441,725
Machinery – 6.6%
Actuant Corp. Class A	19,889	679,209
AGCO Corp.	52,556	2,898,989
Barnes Group, Inc.	9,711	373,582
Chart Industries, Inc.*	4,388	349,065
CLARCOR, Inc.	10,878	623,853
Colfax Corp.*	11,541	823,220
Crane Co.	16,512	1,174,829
Graco, Inc.	14,270	1,066,540
IDEX Corp.	13,822	1,007,486
ITT Corp.	60,083	2,569,149
Joy Global, Inc.	70,544	4,091,552
Kennametal, Inc.	19,865	880,019
Lincoln Electric Holdings, Inc.	19,587	1,410,460
Manitowoc Co., Inc. (The)	37,525	1,180,161
Middleby Corp.*	3,240	856,040
Mueller Industries, Inc.	12,644	379,194
Nordson Corp.	16,616	1,171,262
Oshkosh Corp.	32,940	1,939,178
Proto Labs, Inc.*	2,446	165,521
SPX Corp.	5,771	567,347
Terex Corp.	14,625	647,888
Timken Co. (The)	29,221	1,717,610
Toro Co. (The)	12,573	794,488
Trinity Industries, Inc.	29,269	2,109,417
Valmont Industries, Inc.	10,267	1,528,140
WABCO Holdings, Inc.*	16,581	1,750,290
Watts Water Technologies, Inc. Class A	6,179	362,646
Woodward, Inc.	16,592	689,066

Total Machinery		33,806,201
Marine – 0.2%
Kirby Corp.*	12,349	1,250,336
Media – 1.6%
AMC Networks, Inc. Class A*	22,138	1,618,066
Cinemark Holdings, Inc.	24,555	712,341
John Wiley & Sons, Inc. Class A	13,806	795,778
Lamar Advertising Co. Class A*	3,224	164,392
Loral Space & Communications, Inc.*	3,438	243,170
Madison Square Garden Co. (The) Class A*	13,359	758,524
Meredith Corp.	12,394	575,453
Morningstar, Inc.	7,768	613,827
New York Times Co. (The) Class A	12,060	206,467
Regal Entertainment Group Class A	39,135	731,042
Sinclair Broadcast Group, Inc. Class A	17,437	472,368
Starz Class A*	42,289	1,365,089

Total Media		8,256,517
Metals & Mining – 1.2%
Allegheny Technologies, Inc.	1,301	49,022
Carpenter Technology Corp.	11,668	770,555
Commercial Metals Co.	16,656	314,465
Compass Minerals International, Inc.	6,643	548,180
Reliance Steel & Aluminum Co.	23,644	1,670,685
Royal Gold, Inc.	7,517	470,715
Steel Dynamics, Inc.	53,894	958,774
US Silica Holdings, Inc.	12,631	482,125
Worthington Industries, Inc.	17,716	677,637

Total Metals & Mining		5,942,158
Multiline Retail – 0.6%
Big Lots, Inc.*	28,059	1,062,594
Dillard’s, Inc. Class A	19,642	1,814,921

Total Multiline Retail		2,877,515
Multi-Utilities – 1.4%
Alliant Energy Corp.	37,438	2,126,853
Black Hills Corp.	12,640	728,696
Integrys Energy Group, Inc.	26,553	1,583,886
MDU Resources Group, Inc.	20,140	691,003

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
NorthWestern Corp.	10,999	$521,683
TECO Energy, Inc.	62,499	1,071,858
Vectren Corp.	18,784	739,902

Total Multi-Utilities		7,463,881
Oil, Gas & Consumable Fuels – 2.7%
Bonanza Creek Energy, Inc.*	6,671	296,192
Carrizo Oil & Gas, Inc.*	7,150	382,239
CVR Energy, Inc.	54,580	2,306,005
Delek US Holdings, Inc.	30,157	875,759
Energen Corp.	14,865	1,201,241
Gulfport Energy Corp.*	13,531	963,137
Laredo Petroleum, Inc.*	12,321	318,621
Oasis Petroleum, Inc.*	24,304	1,014,206
QEP Resources, Inc.	32,394	953,679
Rosetta Resources, Inc.*	22,384	1,042,647
SemGroup Corp. Class A	5,208	342,061
SM Energy Co.	5,845	416,690
Targa Resources Corp.	3,352	332,720
Western Refining, Inc.	63,000	2,431,800
World Fuel Services Corp.	23,569	1,039,393

Total Oil, Gas & Consumable Fuels		13,916,390
Paper & Forest Products – 0.3%
KapStone Paper and Packaging Corp.*	17,049	491,693
Louisiana-Pacific Corp.*	57,040	962,265

Total Paper & Forest Products		1,453,958
Pharmaceuticals – 0.6%
Akorn, Inc.*	9,428	207,416
Medicines Co. (The)*	5,070	144,089
Prestige Brands Holdings, Inc.*	11,914	324,657
Questcor Pharmaceuticals, Inc.	24,865	1,614,485
Salix Pharmaceuticals Ltd.*	6,928	717,810

Total Pharmaceuticals		3,008,457
Professional Services – 0.7%
Advisory Board Co. (The)*	2,180	140,065
Corporate Executive Board Co. (The)	4,075	302,487
Dun & Bradstreet Corp. (The)	12,286	1,220,614
FTI Consulting, Inc.*	12,227	407,648
On Assignment, Inc.*	7,659	295,561
Robert Half International, Inc.	31,072	1,303,470
WageWorks, Inc.*	1,506	84,502

Total Professional Services		3,754,347
Real Estate Investment Trusts (REITs) – 4.4%
Alexandria Real Estate Equities, Inc.	7,070	512,999
American Campus Communities, Inc.	5,924	221,261
BioMed Realty Trust, Inc.	8,038	164,699
BRE Properties, Inc.	9,000	565,020
Camden Property Trust	14,013	943,635
CBL & Associates Properties, Inc.	25,235	447,921
Chambers Street Properties	33,603	261,095
Corrections Corp. of America	47,339	1,482,658
Cousins Properties, Inc.	56,393	646,828
DiamondRock Hospitality Co.	15,413	181,103
Digital Realty Trust, Inc.	30,171	1,601,477
Douglas Emmett, Inc.	8,872	240,786
EastGroup Properties, Inc.	2,574	161,930
EPR Properties	11,517	614,893
Equity Lifestyle Properties, Inc.	8,523	346,460
Essex Property Trust, Inc.	5,302	901,605
Extra Space Storage, Inc.	15,822	767,525
Geo Group, Inc. (The)	29,399	947,824
Healthcare Trust of America, Inc. Class A	8,316	94,719
Highwoods Properties, Inc.	6,539	251,163
Home Properties, Inc.	8,516	511,982
Hospitality Properties Trust	18,920	543,382
LaSalle Hotel Properties	10,360	324,372
Liberty Property Trust	17,576	649,609
Medical Properties Trust, Inc.	39,490	505,077
Mid-America Apartment Communities, Inc.	5,829	397,946
National Health Investors, Inc.	7,268	439,423
National Retail Properties, Inc.	19,717	676,688
Omega Healthcare Investors, Inc.	27,121	909,096
Pebblebrook Hotel Trust	2,688	90,774
Piedmont Office Realty Trust, Inc. Class A	21,836	374,487
Post Properties, Inc.	8,808	432,473
PS Business Parks, Inc.	2,311	193,246
Rayonier, Inc.	38,328	1,759,639
RLJ Lodging Trust	19,310	516,349
Ryman Hospitality Properties, Inc.	6,721	285,777
Senior Housing Properties Trust	32,720	735,218
Sovran Self Storage, Inc.	5,014	368,278
Tanger Factory Outlet Centers, Inc.	15,994	559,790
Taubman Centers, Inc.	7,464	528,377
Weingarten Realty Investors	5,916	177,480
WP Carey, Inc.	7,991	480,019

Total Real Estate Investment Trusts (REITs)		22,815,083
Real Estate Management & Development – 0.3%
Alexander & Baldwin, Inc.	1,600	68,096
Jones Lang LaSalle, Inc.	11,463	1,358,366

Total Real Estate Management & Development		1,426,462
Road & Rail – 1.5%
AMERCO	6,821	1,583,290
Avis Budget Group, Inc.*	4,031	196,310
Con-way, Inc.	12,164	499,697
Genesee & Wyoming, Inc. Class A*	11,822	1,150,517
Landstar System, Inc.	10,807	639,991
Old Dominion Freight Line, Inc.*	19,504	1,106,657
Ryder System, Inc.	12,589	1,006,113
Swift Transportation Co.*	35,238	872,140
Werner Enterprises, Inc.	16,551	422,216

Total Road & Rail		7,476,931
Semiconductors & Semiconductor Equipment – 1.4%
First Solar, Inc.*	40,830	2,849,526
Hittite Microwave Corp.	5,906	372,314
LSI Corp.	51,211	566,906
Microsemi Corp.*	9,048	226,472

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
ON Semiconductor Corp.*	3,529	$33,173
Semtech Corp.*	10,554	267,438
Skyworks Solutions, Inc.*	51,010	1,913,895
Teradyne, Inc.*	42,825	851,789

Total Semiconductors & Semiconductor Equipment		7,081,513
Software – 2.3%
ACI Worldwide, Inc.*	4,991	295,417
Advent Software, Inc.	3,604	105,813
Aspen Technology, Inc.*	6,800	288,048
Cadence Design Systems, Inc.*	163,516	2,541,039
CommVault Systems, Inc.*	4,051	263,113
Compuware Corp.	16,858	177,009
FactSet Research Systems, Inc.	9,393	1,012,659
Fair Isaac Corp.	7,817	432,436
Fortinet, Inc.*	14,813	326,330
Guidewire Software, Inc.*	1,866	91,527
Informatica Corp.*	10,254	387,396
Manhattan Associates, Inc.*	10,458	366,344
Mentor Graphics Corp.	23,594	519,540
MICROS Systems, Inc.*	14,803	783,523
Pegasystems, Inc.	4,291	151,558
PTC, Inc.*	22,190	786,192
RealPage, Inc.*	4,752	86,296
Rovi Corp.*	5,994	136,543
SolarWinds, Inc.*	12,456	530,999
Solera Holdings, Inc.	5,591	354,134
SS&C Technologies Holdings, Inc.*	12,923	517,179
Synopsys, Inc.*	28,821	1,107,015
TIBCO Software, Inc.*	18,764	381,285
Tyler Technologies, Inc.*	1,979	165,603
Ultimate Software Group, Inc.*	710	97,270
Verint Systems, Inc.*	3,841	180,258

Total Software		12,084,526
Specialty Retail – 4.9%
Aaron’s, Inc.	23,584	713,180
Abercrombie & Fitch Co. Class A	22,836	879,186
American Eagle Outfitters, Inc.	81,568	998,392
Ascena Retail Group, Inc.*	39,010	674,093
AutoNation, Inc.*	34,827	1,853,841
Buckle, Inc. (The)	16,349	748,784
Cabela’s, Inc.*	17,150	1,123,497
Chico’s FAS, Inc.	43,075	690,492
Conn’s, Inc.*	4,702	182,673
CST Brands, Inc.	24,082	752,322
DSW, Inc. Class A	17,996	645,337
Express, Inc.*	36,701	582,812
Five Below, Inc.*	2,850	121,068
Foot Locker, Inc.	52,951	2,487,638
GameStop Corp. Class A	40,484	1,663,892
Genesco, Inc.*	8,300	618,931
GNC Holdings, Inc. Class A	23,256	1,023,729
Guess?, Inc.	26,617	734,629
Lithia Motors, Inc. Class A	7,022	466,682
Lumber Liquidators Holdings, Inc.*	3,687	345,841
Men’s Wearhouse, Inc. (The)	12,796	626,748
Outerwall, Inc.*	8,357	605,883
Penske Automotive Group, Inc.	26,669	1,140,366
Pier 1 Imports, Inc.	31,081	586,809
Rent-A-Center, Inc.	25,136	668,618
Sally Beauty Holdings, Inc.*	44,821	1,228,095
Urban Outfitters, Inc.*	39,088	1,425,539
Williams-Sonoma, Inc.	24,243	1,615,554

Total Specialty Retail		25,204,631
Technology Hardware, Storage & Peripherals – 0.7%
Electronics For Imaging, Inc.*	11,616	503,089
Lexmark International, Inc. Class A	18,122	838,867
NCR Corp.*	64,025	2,340,114

Total Technology Hardware, Storage & Peripherals		3,682,070
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	12,256	951,678
Columbia Sportswear Co.	6,910	571,111
Deckers Outdoor Corp.*	6,379	508,598
Iconix Brand Group, Inc.*	15,543	610,374
Skechers U.S.A., Inc. Class A*	6,628	242,187
Steven Madden Ltd.*	17,969	646,525
Wolverine World Wide, Inc.	16,682	476,271

Total Textiles, Apparel & Luxury Goods		4,006,744
Thrifts & Mortgage Finance – 1.1%
Capitol Federal Financial, Inc.	28,075	352,341
EverBank Financial Corp.	38,348	756,606
Hudson City Bancorp, Inc.	105,715	1,039,179
Nationstar Mortgage Holdings, Inc.*	41,407	1,344,071
People’s United Financial, Inc.	80,276	1,193,704
TFS Financial Corp.*	23,467	291,695
Washington Federal, Inc.	34,383	801,124

Total Thrifts & Mortgage Finance		5,778,720
Trading Companies & Distributors – 1.3%
Air Lease Corp.	29,125	1,086,071
Applied Industrial Technologies, Inc.	12,324	594,510
Beacon Roofing Supply, Inc.*	9,376	362,476
GATX Corp.	9,805	665,564
MRC Global, Inc.*	19,451	524,399
MSC Industrial Direct Co., Inc. Class A	15,020	1,299,530
TAL International Group, Inc.*	13,446	576,430
Watsco, Inc.	5,581	557,598
WESCO International, Inc.*	14,310	1,190,878

Total Trading Companies & Distributors		6,857,456
Transportation Infrastructure – 0.1%
Wesco Aircraft Holdings, Inc.*	25,227	555,246
Water Utilities – 0.2%
Aqua America, Inc.	48,349	1,212,110
TOTAL COMMON STOCKS (Cost: $432,154,153)		511,396,687

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2014

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.5%
WisdomTree MidCap Dividend Fund (a) (Cost: $2,527,254)	36,602	$2,818,720
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $434,681,407)		514,215,407
Cash and Other Assets in Excess of Liabilities – 0.1%		467,061

NET ASSETS – 100.0%		$514,682,468
*	Non-income producing security.

(a)	Affiliated company (See Note 8).

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.9%
COMMON STOCKS – 99.8%
Aerospace & Defense – 1.8%
AAR Corp.	20,297	$526,707
American Science & Engineering, Inc.	3,226	216,690
Astronics Corp.*	7,049	446,977
CPI Aerostructures, Inc.*	3,894	50,622
Cubic Corp.	22,076	1,127,421
Ducommun, Inc.*	8,879	222,508
Engility Holdings, Inc.*	23,406	1,054,440
Erickson Air-Crane, Inc.*	7,618	147,104
GenCorp, Inc.*	120,580	2,202,997
LMI Aerospace, Inc.*	7,511	105,905
National Presto Industries, Inc.	5,266	410,959
Orbital Sciences Corp.*	39,075	1,090,193
Sparton Corp.*	8,297	242,936
Taser International, Inc.*	14,383	263,065

Total Aerospace & Defense		8,108,524
Air Freight & Logistics – 1.0%
Air Transport Services Group, Inc.*	59,157	464,382
Atlas Air Worldwide Holdings, Inc.*	41,636	1,468,502
Echo Global Logistics, Inc.*	10,225	187,322
Forward Air Corp.	17,796	820,574
Hub Group, Inc. Class A*	26,668	1,066,453
Park-Ohio Holdings Corp.*	9,278	520,960

Total Air Freight & Logistics		4,528,193
Airlines – 0.5%
Hawaiian Holdings, Inc.*	53,002	739,908
Republic Airways Holdings, Inc.*	68,252	623,823
SkyWest, Inc.	61,667	786,871

Total Airlines		2,150,602
Auto Components – 2.7%
American Axle & Manufacturing Holdings, Inc.*	269,703	4,994,900
Cooper Tire & Rubber Co.	155,693	3,783,340
Cooper-Standard Holding, Inc.*	10,514	742,814
Drew Industries, Inc.	12,281	665,630
Gentherm, Inc.*	13,175	457,436
Modine Manufacturing Co.*	3,682	53,941
Standard Motor Products, Inc.	19,327	691,327
Stoneridge, Inc.*	18,880	212,022
Strattec Security Corp.	2,739	197,838
Superior Industries International, Inc.	13,809	282,947

Total Auto Components		12,082,195
Automobiles – 0.1%
Winnebago Industries, Inc.*	10,021	274,475
Banks – 11.2%
1st Source Corp.	19,403	622,642
1st United Bancorp, Inc.	10,240	78,438
Access National Corp.	9,821	159,198
American National Bankshares, Inc.	8,722	205,141
Ameris Bancorp*	14,223	331,396
Arrow Financial Corp.	11,921	315,191
BancFirst Corp.	8,758	495,966
Bancorp, Inc. (The)*	20,468	385,003
Bank of Kentucky Financial Corp. (The)	7,171	269,199
Banner Corp.	15,338	632,079
BBCN Bancorp, Inc.	73,379	1,257,716
Boston Private Financial Holdings, Inc.	40,537	548,466
Bridge Bancorp, Inc.	7,000	186,970
Bridge Capital Holdings*	9,083	215,812
Bryn Mawr Bank Corp.	10,987	315,657
C&F Financial Corp.	4,726	156,620
Camden National Corp.	7,444	306,693
Capital Bank Financial Corp. Class A*	18,972	476,387
Cardinal Financial Corp.	27,935	498,081
Center Bancorp, Inc.	9,361	177,859
Centerstate Banks, Inc.	17,578	191,952
Chemical Financial Corp.	23,827	773,186
City Holding Co.	13,851	621,356
CNB Financial Corp.	11,789	208,430
CoBiz Financial, Inc.	32,319	372,315
Columbia Banking System, Inc.	27,629	787,979
Community Bank System, Inc.	28,873	1,126,624
Community Trust Bancorp, Inc.	15,162	628,920
ConnectOne Bancorp, Inc.*	3,134	153,441
Customers Bancorp, Inc.*	21,757	454,069
Enterprise Bancorp, Inc.	7,121	144,841
Enterprise Financial Services Corp.	17,294	347,091
Farmers Capital Bank Corp.*	7,774	174,604
Fidelity Southern Corp.	21,519	300,620
Financial Institutions, Inc.	15,156	348,891
First Bancorp, Inc.	8,577	139,805
First Busey Corp.	57,133	331,371
First Commonwealth Financial Corp.	64,660	584,526
First Community Bancshares, Inc.	16,411	268,484
First Connecticut Bancorp, Inc.	4,642	72,694
First Financial Bancorp	47,873	860,757
First Financial Corp.	11,527	388,229
First Financial Holdings, Inc.	8,763	548,739
First Interstate BancSystem, Inc.	38,067	1,074,251
First Merchants Corp.	26,244	567,920
First Midwest Bancorp, Inc.	58,897	1,005,961
First NBC Bank Holding Co.*	13,810	481,417
Flushing Financial Corp.	24,524	516,721
German American Bancorp, Inc.	11,809	341,162
Great Southern Bancorp, Inc.	10,915	327,777
Hanmi Financial Corp.	27,788	647,460
Heartland Financial USA, Inc.	14,625	394,729
Heritage Financial Corp.	9,708	164,259
Home Federal Bancorp, Inc.	1,966	30,591
HomeTrust Bancshares, Inc.*	10,188	160,767
Horizon Bancorp	9,976	222,265
Hudson Valley Holding Corp.	8,957	170,631
Independent Bank Corp.	18,315	721,062
Independent Bank Group, Inc.	6,119	359,491
Intervest Bancshares Corp.*	20,938	155,988

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Lakeland Bancorp, Inc.	27,785	$312,581
Lakeland Financial Corp.	14,289	574,704
MainSource Financial Group, Inc.	21,230	363,033
Mercantile Bank Corp.	8,845	182,384
Merchants Bancshares, Inc.	6,656	217,052
Metro Bancorp, Inc.*	10,104	213,599
MidSouth Bancorp, Inc.	8,968	150,931
MidWestOne Financial Group, Inc.	7,864	198,487
National Bank Holdings Corp. Class A	5,650	113,396
National Penn Bancshares, Inc.	72,443	757,029
NBT Bancorp, Inc.	30,899	755,790
NewBridge Bancorp*	22,549	161,000
Northrim BanCorp, Inc.	5,578	143,299
OFG Bancorp	43,334	744,911
Old National Bancorp	92,210	1,374,851
OmniAmerican Bancorp, Inc.	3,692	84,141
Pacific Continental Corp.	11,988	164,955
Pacific Premier Bancorp, Inc.*	8,692	140,289
Park National Corp.	10,160	781,202
Park Sterling Corp.	25,145	167,214
Penns Woods Bancorp, Inc.	3,808	185,754
Peoples Bancorp, Inc.	10,154	251,108
Pinnacle Financial Partners, Inc.	24,257	909,395
Preferred Bank/Los Angeles CA*	12,118	314,583
Renasant Corp.	13,633	396,039
Republic Bancorp, Inc. Class A	11,829	267,335
S&T Bancorp, Inc.	25,970	615,489
S.Y. Bancorp, Inc.	11,742	371,517
Sandy Spring Bancorp, Inc.	22,634	565,397
Sierra Bancorp	9,960	158,563
Simmons First National Corp. Class A	10,623	395,919
Southside Bancshares, Inc.	18,066	566,911
Southwest Bancorp, Inc.	10,266	181,298
Sterling Bancorp	27,537	348,618
Suffolk Bancorp*	6,168	137,546
Taylor Capital Group, Inc.*	20,293	485,409
Tompkins Financial Corp.	10,790	528,278
TowneBank	20,901	324,175
Trico Bancshares	12,888	334,186
Tristate Capital Holdings, Inc.*	10,678	151,734
Union First Market Bankshares Corp.	35,028	890,412
United Bankshares, Inc.	50,660	1,551,209
United Community Banks, Inc.*	129,200	2,507,772
Univest Corp. of Pennsylvania	14,266	292,738
ViewPoint Financial Group, Inc.	18,796	542,265
Washington Banking Co.	13,368	237,683
Washington Trust Bancorp, Inc.	12,597	472,010
WesBanco, Inc.	27,424	872,906
West Bancorp., Inc.	12,459	189,252
Westamerica Bancorp.	17,785	961,813
Wilshire Bancorp, Inc.	64,755	718,781

Total Banks		49,132,833
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	5,888	500,362
Craft Brew Alliance, Inc.*	1,277	19,500

Total Beverages		519,862
Biotechnology – 1.8%
Acorda Therapeutics, Inc.*	68,202	2,585,538
BioSpecifics Technologies Corp.*	2,779	72,032
Emergent Biosolutions, Inc.*	19,739	498,804
Hyperion Therapeutics, Inc.*	5,401	139,346
Insys Therapeutics, Inc.*	8,640	357,955
Ligand Pharmaceuticals, Inc. Class B*	3,089	207,766
Organovo Holdings, Inc.*	24,862	189,946
PDL BioPharma, Inc.	427,264	3,550,564
Repligen Corp.*	24,325	312,819

Total Biotechnology		7,914,770
Building Products – 0.7%
AAON, Inc.	17,786	495,696
American Woodmark Corp.*	7,067	237,875
Apogee Enterprises, Inc.	9,071	301,429
Gibraltar Industries, Inc.*	11,681	220,420
Griffon Corp.	9,154	109,299
Insteel Industries, Inc.	9,077	178,545
Patrick Industries, Inc.*	11,443	507,268
PGT, Inc.*	32,778	377,275
Trex Co., Inc.*	3,055	223,504
Universal Forest Products, Inc.	8,974	496,621

Total Building Products		3,147,932
Capital Markets – 1.4%
Calamos Asset Management, Inc. Class A	16,704	215,983
CorEnergy Infrastructure Trust, Inc.	4,820	32,535
Diamond Hill Investment Group, Inc.	2,371	311,644
FXCM, Inc. Class A	13,660	201,758
Greenhill & Co., Inc.	11,359	590,441
HFF, Inc. Class A	26,287	883,506
INTL FCStone, Inc.*	17,846	335,683
Investment Technology Group, Inc.*	9,966	201,313
JMP Group, Inc.	9,390	66,763
Manning & Napier, Inc.	1,211	20,309
Oppenheimer Holdings, Inc. Class A	11,041	309,700
Piper Jaffray Cos.*	12,473	571,263
Walter Investment Management Corp.*	74,766	2,230,270
Westwood Holdings Group, Inc.	4,137	259,349

Total Capital Markets		6,230,517
Chemicals – 2.4%
A. Schulman, Inc.	14,426	523,087
American Vanguard Corp.	27,434	593,946
Arabian American Development Co.*	13,597	147,527
Calgon Carbon Corp.*	31,719	692,426
Chase Corp.	3,880	122,336
Flotek Industries, Inc.*	34,956	973,525
FutureFuel Corp.	48,700	988,610
Hawkins, Inc.	6,231	228,927
Innophos Holdings, Inc.	12,736	722,131
Innospec, Inc.	19,525	883,116

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Intrepid Potash, Inc.*	42,429	$655,952
KMG Chemicals, Inc.	6,926	108,600
Koppers Holdings, Inc.	18,039	743,748
Landec Corp.*	15,351	171,317
LSB Industries, Inc.*	3,727	139,464
Omnova Solutions, Inc.*	18,705	194,158
Penford Corp.*	4,455	63,974
Quaker Chemical Corp.	9,972	786,093
Stepan Co.	16,724	1,079,701
Tredegar Corp.	18,917	435,280
Zep, Inc.	12,024	212,825

Total Chemicals		10,466,743
Commercial Services & Supplies – 2.1%
ABM Industries, Inc.	42,823	1,230,733
ACCO Brands Corp.*	23,598	145,364
Brink’s Co. (The)	49,414	1,410,770
CECO Environmental Corp.	8,441	140,036
Courier Corp.	8,891	136,921
EnerNOC, Inc.*	13,469	300,089
Ennis, Inc.	24,240	401,657
Fuel Tech, Inc.*	6,972	34,860
G&K Services, Inc. Class A	10,969	670,974
Heritage-Crystal Clean, Inc.*	1,424	25,817
InnerWorkings, Inc.*	109,763	840,785
Interface, Inc.	28,307	581,709
Intersections, Inc.	8,190	48,321
Kimball International, Inc. Class B	21,039	381,016
Knoll, Inc.	31,466	572,366
McGrath RentCorp	15,683	548,278
Multi-Color Corp.	12,078	422,730
Performant Financial Corp.*	46,642	422,110
SP Plus Corp.*	638	16,760
Team, Inc.*	10,515	450,673
U.S. Ecology, Inc.	11,161	414,296
Viad Corp.	3,214	77,265

Total Commercial Services & Supplies		9,273,530
Communications Equipment – 0.9%
ADTRAN, Inc.	16,893	412,358
Bel Fuse, Inc. Class B	4,347	95,199
Black Box Corp.	15,074	366,901
CalAmp Corp.*	23,509	655,196
Clearfield, Inc.*	3,344	77,213
Comtech Telecommunications Corp.	7,222	230,093
Digi International, Inc.*	7,463	75,750
Harmonic, Inc.*	57,586	411,164
Ixia*	20,741	259,263
KVH Industries, Inc.*	7,015	92,317
NETGEAR, Inc.*	28,303	954,660
Numerex Corp. Class A*	1,600	17,488
Oplink Communications, Inc.*	7,623	136,909
Ruckus Wireless, Inc.*	2,700	32,832
TESSCO Technologies, Inc.	6,209	231,968

Total Communications Equipment		4,049,311
Construction & Engineering – 1.4%
Aegion Corp.*	29,620	749,682
Ameresco, Inc. Class A*	10,392	78,564
Argan, Inc.	15,618	464,323
Comfort Systems USA, Inc.	18,288	278,709
Dycom Industries, Inc.*	20,753	656,002
Furmanite Corp.*	18,553	182,190
MYR Group, Inc.*	19,803	501,412
Northwest Pipe Co.*	8,222	297,308
Pike Corp.*	38,297	412,076
Primoris Services Corp.	30,946	927,761
Tutor Perini Corp.*	58,092	1,665,498

Total Construction & Engineering		6,213,525
Construction Materials – 0.1%
Headwaters, Inc.*	12,369	163,394
United States Lime & Minerals, Inc.	3,903	219,739

Total Construction Materials		383,133
Consumer Finance – 1.5%
Cash America International, Inc.	57,241	2,216,371
Encore Capital Group, Inc.*	22,201	1,014,586
EZCORP, Inc. Class A*	116,639	1,258,535
Green Dot Corp. Class A*	21,492	419,739
Regional Management Corp.*	11,446	282,258
World Acceptance Corp.*	16,913	1,269,828

Total Consumer Finance		6,461,317
Containers & Packaging – 0.1%
AEP Industries, Inc.*	4,258	157,972
Myers Industries, Inc.	22,317	444,555

Total Containers & Packaging		602,527
Distributors – 0.2%
Core-Mark Holding Co., Inc.	7,075	513,645
VOXX International Corp.*	20,147	275,611
Weyco Group, Inc.	6,653	179,764

Total Distributors		969,020
Diversified Consumer Services – 1.2%
American Public Education, Inc.*	14,860	521,289
Bridgepoint Education, Inc.*	52,837	786,743
Capella Education Co.	7,073	446,660
Carriage Services, Inc.	12,211	222,729
Collectors Universe, Inc.	6,033	113,541
Corinthian Colleges, Inc.*	16,981	23,434
ITT Educational Services, Inc.*	31,792	911,794
K12, Inc.*	10,734	243,125
LifeLock, Inc.*	2,779	47,549
Matthews International Corp. Class A	19,560	798,243
Strayer Education, Inc.*	21,497	998,106
Universal Technical Institute, Inc.	5,193	67,249

Total Diversified Consumer Services		5,180,462
Diversified Financial Services – 0.8%
Gain Capital Holdings, Inc.	42,717	461,771
Interactive Brokers Group, Inc. Class A	24,272	525,974

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Marlin Business Services Corp.	8,711	$181,276
NewStar Financial, Inc.*	21,266	294,747
PHH Corp.*	86,454	2,233,971

Total Diversified Financial Services		3,697,739
Diversified Telecommunication Services – 0.9%
8x8, Inc.*	9,128	98,674
Atlantic Tele-Network, Inc.	6,078	400,662
Consolidated Communications Holdings, Inc.	20,363	407,463
General Communication, Inc. Class A*	24,309	277,366
Inteliquent, Inc.	19,170	278,540
Iridium Communications, Inc.*	141,507	1,062,717
Lumos Networks Corp.	9,270	123,940
Premiere Global Services, Inc.*	38,470	463,948
Vonage Holdings Corp.*	160,710	686,232

Total Diversified Telecommunication Services		3,799,542
Electric Utilities – 1.0%
El Paso Electric Co.	39,063	1,395,721
Empire District Electric Co. (The)	37,915	922,093
MGE Energy, Inc.	28,681	1,125,156
Otter Tail Corp.	27,227	838,319
Unitil Corp.	9,653	317,004

Total Electric Utilities		4,598,293
Electrical Equipment – 0.7%
AZZ, Inc.	15,596	696,829
Encore Wire Corp.	11,493	557,525
Global Power Equipment Group, Inc.	11,024	219,267
GrafTech International Ltd.*	47,307	516,593
LSI Industries, Inc.	3,245	26,577
Orion Energy Systems, Inc.*	5,696	41,296
Powell Industries, Inc.	6,971	451,721
PowerSecure International, Inc.*	6,848	160,517
Preformed Line Products Co.	4,362	299,015
Thermon Group Holdings, Inc.*	8,914	206,627

Total Electrical Equipment		3,175,967
Electronic Equipment, Instruments & Components – 3.3%
Agilysys, Inc.*	1,534	20,556
Audience, Inc.*	10,164	127,050
Badger Meter, Inc.	6,383	351,703
Benchmark Electronics, Inc.*	39,202	887,925
Coherent, Inc.*	13,124	857,653
Daktronics, Inc.	21,006	302,276
Electro Rent Corp.	17,365	305,450
FARO Technologies, Inc.*	5,371	284,663
II-VI, Inc.*	37,081	572,160
Insight Enterprises, Inc.*	43,444	1,090,879
InvenSense, Inc.*	45,790	1,083,849
Itron, Inc.*	8,159	289,971
Key Tronic Corp.*	10,460	108,993
Maxwell Technologies, Inc.*	23,369	301,927
Measurement Specialties, Inc.*	8,648	586,767
Mesa Laboratories, Inc.	1,604	144,761
Methode Electronics, Inc.	14,801	453,799
MTS Systems Corp.	12,215	836,605
OSI Systems, Inc.*	12,233	732,267
Park Electrochemical Corp.	11,348	338,965
PC Connection, Inc.	13,499	274,300
PCM, Inc.*	8,749	85,565
Plexus Corp.*	27,237	1,091,387
RF Industries Ltd.	7,265	47,368
Rofin-Sinar Technologies, Inc.*	19,498	467,172
Rogers Corp.*	7,830	488,749
Sanmina Corp.*	56,295	982,348
ScanSource, Inc.*	18,141	739,609
TTM Technologies, Inc.*	23,285	196,758
Universal Display Corp.*	8,811	281,159
Vishay Precision Group, Inc.*	8,119	141,108
Zygo Corp.*	5,073	77,059

Total Electronic Equipment, Instruments & Components		14,550,801
Energy Equipment & Services – 1.5%
Bolt Technology Corp.	4,976	98,376
C&J Energy Services, Inc.*	56,840	1,657,454
Dawson Geophysical Co.	4,544	127,277
Era Group, Inc.*	8,380	245,618
Geospace Technologies Corp.*	10,600	701,402
Gulf Island Fabrication, Inc.	1,507	32,566
Gulfmark Offshore, Inc. Class A	10,814	485,981
Hercules Offshore, Inc.*	151,278	694,366
Key Energy Services, Inc.*	10,174	94,008
Matrix Service Co.*	16,977	573,483
Mitcham Industries, Inc.*	7,362	102,626
Natural Gas Services Group, Inc.*	7,097	213,904
Newpark Resources, Inc.*	74,242	850,071
Parker Drilling Co.*	9,442	66,944
PHI, Inc.*	11,539	510,485
RigNet, Inc.*	4,780	257,307
TETRA Technologies, Inc.*	4,421	56,589
TGC Industries, Inc.*	6,344	37,747

Total Energy Equipment & Services		6,806,204
Food & Staples Retailing – 0.6%
Andersons, Inc. (The)	17,069	1,011,167
Chefs’ Warehouse, Inc. (The)*	8,759	187,443
Ingles Markets, Inc. Class A	8,419	200,540
Natural Grocers by Vitamin Cottage, Inc.*	3,999	174,596
Roundy’s, Inc.	49,861	343,044
Spartan Stores, Inc.	15,079	349,984
Susser Holdings Corp.*	4,212	263,124
Village Super Market, Inc. Class A	10,073	265,927

Total Food & Staples Retailing		2,795,825
Food Products – 1.6%
Alico, Inc.	2,956	111,441
Annie’s, Inc.*	4,114	165,342
Boulder Brands, Inc.*	8,012	141,171
Calavo Growers, Inc.	8,311	295,705
Cal-Maine Foods, Inc.	16,962	1,064,874
Dean Foods Co.	104,198	1,610,901

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Inventure Foods, Inc.*	7,471	$104,445
J&J Snack Foods Corp.	10,469	1,004,710
John B. Sanfilippo & Son, Inc.	10,056	231,489
Lifeway Foods, Inc.	5,480	80,556
Limoneira Co.	3,201	72,599
Omega Protein Corp.*	22,320	269,402
Post Holdings, Inc.*	2,948	162,494
Sanderson Farms, Inc.	18,201	1,428,597
Seneca Foods Corp. Class A*	11,765	370,362

Total Food Products		7,114,088
Gas Utilities – 0.5%
Chesapeake Utilities Corp.	7,882	497,827
Laclede Group, Inc. (The)	17,599	829,793
Northwest Natural Gas Co.	19,707	867,305

Total Gas Utilities		2,194,925
Health Care Equipment & Supplies – 1.7%
Abaxis, Inc.*	7,270	282,658
ABIOMED, Inc.*	3,415	88,927
Analogic Corp.	4,885	401,107
Anika Therapeutics, Inc.*	7,634	313,757
ArthroCare Corp.*	5,928	285,670
Atrion Corp.	1,280	391,859
Cantel Medical Corp.	15,968	538,441
CONMED Corp.	13,294	577,624
CryoLife, Inc.	11,839	117,916
Exactech, Inc.*	8,033	181,225
Greatbatch, Inc.*	7,133	327,547
ICU Medical, Inc.*	8,463	506,764
Integra LifeSciences Holdings Corp.*	4,447	204,518
Masimo Corp.*	31,495	860,129
Medical Action Industries, Inc.*	4,469	31,149
Meridian Bioscience, Inc.	20,839	454,082
Merit Medical Systems, Inc.*	11,807	168,840
Natus Medical, Inc.*	11,620	299,796
NuVasive, Inc.*	4,680	179,759
PhotoMedex, Inc.*	24,077	381,139
Quidel Corp.*	8,047	219,683
SurModics, Inc.*	7,412	167,511
Utah Medical Products, Inc.	2,830	163,659
Vascular Solutions, Inc.*	7,498	196,373

Total Health Care Equipment & Supplies		7,340,133
Health Care Providers & Services – 3.3%
Addus HomeCare Corp.*	7,149	164,785
Almost Family, Inc.*	5,574	128,759
Amedisys, Inc.*	21,351	317,916
AMN Healthcare Services, Inc.*	31,700	435,558
Amsurg Corp.*	20,971	987,315
Bio-Reference Labs, Inc.*	25,186	697,149
Chemed Corp.	18,499	1,654,736
Corvel Corp.*	9,507	473,068
Ensign Group, Inc. (The)	4,594	200,482
Five Star Quality Care, Inc.*	25,079	121,884
Hanger, Inc.*	25,301	852,138
IPC The Hospitalist Co., Inc.*	9,288	455,855
Landauer, Inc.	3,983	180,549
LHC Group, Inc.*	14,543	320,819
Magellan Health Services, Inc.*	35,641	2,115,293
Molina Healthcare, Inc.*	34,597	1,299,463
National Research Corp. Class B*	3,580	157,090
PharMerica Corp.*	24,962	698,437
Providence Service Corp. (The)*	10,274	290,549
Select Medical Holdings Corp.	165,307	2,058,072
Triple-S Management Corp. Class B*	35,380	571,033
U.S. Physical Therapy, Inc.	7,004	242,128
Universal American Corp.	7,983	56,440

Total Health Care Providers & Services		14,479,518
Health Care Technology – 0.4%
Computer Programs & Systems, Inc.	7,200	465,120
HealthStream, Inc.*	3,650	97,455
MedAssets, Inc.*	4,210	104,029
Omnicell, Inc.*	13,106	375,094
Quality Systems, Inc.	34,098	575,574

Total Health Care Technology		1,617,272
Hotels, Restaurants & Leisure – 2.7%
Biglari Holdings, Inc.*	322	156,972
BJ’s Restaurants, Inc.*	13,389	437,954
Bob Evans Farms, Inc.	21,701	1,085,701
Bravo Brio Restaurant Group, Inc.*	13,291	187,536
Churchill Downs, Inc.	9,633	879,493
Chuy’s Holdings, Inc.*	4,646	200,428
Del Frisco’s Restaurant Group, Inc.*	9,784	272,974
DineEquity, Inc.	10,502	819,891
Einstein Noah Restaurant Group, Inc.	11,861	195,232
Fiesta Restaurant Group, Inc.*	4,972	226,674
International Speedway Corp. Class A	21,844	742,478
Interval Leisure Group, Inc.	35,767	934,949
Kona Grill, Inc.*	3,269	66,590
Krispy Kreme Doughnuts, Inc.*	16,795	297,775
Marcus Corp. (The)	21,836	364,661
Monarch Casino & Resort, Inc.*	12,773	236,684
Multimedia Games Holding Co., Inc.*	16,630	482,935
Nathan’s Famous, Inc.*	1,508	73,877
Noodles & Co.*	2,038	80,440
Penn National Gaming, Inc.*	139,153	1,714,365
Popeyes Louisiana Kitchen, Inc.*	13,280	539,699
Red Robin Gourmet Burgers, Inc.*	6,191	443,771
Ruth’s Hospitality Group, Inc.	21,723	262,631
Sonic Corp.*	24,723	563,437
Speedway Motorsports, Inc.	14,707	275,462
Town Sports International Holdings, Inc.	11,972	101,642

Total Hotels, Restaurants & Leisure		11,644,251
Household Durables – 2.9%
Bassett Furniture Industries, Inc.	15,568	231,185
Cavco Industries, Inc.*	1,793	140,661
CSS Industries, Inc.	9,158	247,266
Dixie Group, Inc. (The)*	3,223	52,922

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Ethan Allen Interiors, Inc.	15,263	$388,443
Flexsteel Industries, Inc.	7,417	279,028
Hooker Furniture Corp.	7,494	117,356
iRobot Corp.*	7,245	297,407
KB Home	15,914	270,379
La-Z-Boy, Inc.	27,764	752,404
Libbey, Inc.*	16,133	419,458
Lifetime Brands, Inc.	9,456	168,884
M.D.C. Holdings, Inc.	145,944	4,127,296
M/I Homes, Inc.*	82,488	1,849,381
Meritage Homes Corp.*	55,442	2,321,911
NACCO Industries, Inc. Class A	6,200	336,102
Skullcandy, Inc.*	14,337	131,614
TRI Pointe Homes, Inc.*	10,277	166,796
Universal Electronics, Inc.*	7,744	297,292
William Lyon Homes Class A*	6,459	178,333
Zagg, Inc.*	25,579	118,175

Total Household Durables		12,892,293
Household Products – 0.3%
Central Garden and Pet Co. Class A*	22,621	187,076
Oil-Dri Corp. of America	5,524	190,799
Orchids Paper Products Co.	5,634	172,400
WD-40 Co.	7,606	589,998

Total Household Products		1,140,273
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	15,409	504,645
Insurance – 3.1%
American Equity Investment Life Holding Co.	132,537	3,130,524
AMERISAFE, Inc.	12,447	546,548
Baldwin & Lyons, Inc. Class B	12,603	331,333
Citizens, Inc. Class A*	6,437	47,634
eHealth, Inc.*	2,155	109,474
EMC Insurance Group, Inc.	10,121	359,599
Employers Holdings, Inc.	63,566	1,285,940
HCI Group, Inc.	17,572	639,621
Horace Mann Educators Corp.	43,625	1,265,125
Infinity Property & Casualty Corp.	3,135	212,020
Investors Title Co.	2,690	204,171
National Interstate Corp.	10,020	268,636
Navigators Group, Inc. (The)*	12,893	791,501
Safety Insurance Group, Inc.	12,992	699,619
Selective Insurance Group, Inc.	36,050	840,686
Stewart Information Services Corp.	49,121	1,725,621
United Fire Group, Inc.	21,673	657,776
Universal Insurance Holdings, Inc.	48,132	611,276

Total Insurance		13,727,104
Internet & Catalog Retail – 0.2%
1-800-FLOWERS.COM, Inc. Class A*	41,661	234,551
Blue Nile, Inc.*	3,121	108,611
Nutrisystem, Inc.	4,320	65,102
Overstock.com, Inc.*	11,681	230,116
PetMed Express, Inc.	15,695	210,470

Total Internet & Catalog Retail		848,850
Internet Software & Services – 1.3%
Blucora, Inc.*	15,222	299,721
Constant Contact, Inc.*	4,855	118,753
Conversant, Inc.*	55,740	1,569,081
Dice Holdings, Inc.*	62,575	466,810
Envestnet, Inc.*	1,380	55,448
Liquidity Services, Inc.*	26,833	699,000
Monster Worldwide, Inc.*	41,169	307,944
Move, Inc.*	2,701	31,224
NIC, Inc.	20,734	400,374
Perficient, Inc.*	13,097	237,318
Reis, Inc.*	5,949	107,379
SPS Commerce, Inc.*	261	16,038
Stamps.com, Inc.*	11,688	392,249
Support.com, Inc.*	31,497	80,317
Travelzoo, Inc.*	11,852	271,411
United Online, Inc.	19,922	230,298
XO Group, Inc.*	11,601	117,634
Xoom Corp.*	1,761	34,375
Zix Corp.*	32,071	132,774

Total Internet Software & Services		5,568,148
IT Services – 2.8%
Blackhawk Network Holdings, Inc.*	24,264	591,799
CACI International, Inc. Class A*	29,411	2,170,532
Cass Information Systems, Inc.	5,338	275,227
Computer Task Group, Inc.	11,835	201,077
CSG Systems International, Inc.	27,703	721,386
Datalink Corp.*	11,241	156,587
EPAM Systems, Inc.*	23,524	773,940
ExlService Holdings, Inc.*	23,085	713,557
Forrester Research, Inc.	5,541	198,645
Global Cash Access Holdings, Inc.*	33,050	226,723
Hackett Group, Inc. (The)	33,912	202,794
Heartland Payment Systems, Inc.	21,590	894,905
Higher One Holdings, Inc.*	28,543	206,366
Lionbridge Technologies, Inc.*	22,738	152,572
ManTech International Corp. Class A	39,366	1,157,754
MoneyGram International, Inc.*	33,587	592,811
PRGX Global, Inc.*	15,670	108,593
Sykes Enterprises, Inc.*	26,510	526,754
TeleTech Holdings, Inc.*	41,391	1,014,493
Unisys Corp.*	28,875	879,532
Virtusa Corp.*	12,401	415,558

Total IT Services		12,181,605
Leisure Products – 1.1%
Arctic Cat, Inc.	10,971	524,304
Johnson Outdoors, Inc. Class A	7,783	197,844
LeapFrog Enterprises, Inc.*	144,594	1,084,455
Nautilus, Inc.*	49,994	481,442
Smith & Wesson Holding Corp.*	97,288	1,422,351
Sturm Ruger & Co., Inc.	20,186	1,207,123

Total Leisure Products		4,917,519

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Life Sciences Tools & Services – 0.3%
Albany Molecular Research, Inc.*	16,033	$298,054
Cambrex Corp.*	50,208	947,425
Luminex Corp.*	1,931	34,970

Total Life Sciences Tools & Services		1,280,449
Machinery – 5.1%
Alamo Group, Inc.	9,250	502,552
Albany International Corp. Class A	30,434	1,081,624
Altra Industrial Motion Corp.	12,161	434,148
American Railcar Industries, Inc.	27,196	1,904,536
Ampco-Pittsburgh Corp.	5,366	101,256
Astec Industries, Inc.	13,983	613,994
Blount International, Inc.*	36,830	438,277
Briggs & Stratton Corp.	22,975	511,194
CIRCOR International, Inc.	8,319	610,032
Columbus McKinnon Corp.*	22,262	596,399
Douglas Dynamics, Inc.	1,765	30,746
Dynamic Materials Corp.	6,706	127,682
EnPro Industries, Inc.*	7,967	578,962
ESCO Technologies, Inc.	13,187	464,051
Federal Signal Corp.*	136,344	2,031,526
Global Brass & Copper Holdings, Inc.	3,284	51,789
Gorman-Rupp Co. (The)	13,210	419,946
Graham Corp.	4,440	141,414
Greenbrier Cos., Inc (The)*	21,369	974,426
Hardinge, Inc.	10,072	145,037
Hurco Cos., Inc.	5,510	147,007
Hyster-Yale Materials Handling, Inc.	18,201	1,774,598
John Bean Technologies Corp.	19,238	594,454
Kadant, Inc.	9,406	343,037
L.B. Foster Co. Class A	8,617	403,706
Lindsay Corp.	12,124	1,069,094
Lydall, Inc.*	14,621	334,382
Miller Industries, Inc.	6,805	132,902
Mueller Water Products, Inc. Class A	57,101	542,460
NN, Inc.	15,079	297,056
RBC Bearings, Inc.*	10,859	691,718
Standex International Corp.	9,908	530,871
Sun Hydraulics Corp.	12,884	558,006
Tennant Co.	9,589	629,230
Titan International, Inc.	8,003	151,977
TriMas Corp.*	19,244	638,901
Twin Disc, Inc.	1,574	41,459
Wabash National Corp.*	135,019	1,857,861

Total Machinery		22,498,310
Marine – 0.2%
International Shipholding Corp.	1,356	39,921
Matson, Inc.	36,512	901,481

Total Marine		941,402
Media – 1.4%
Carmike Cinemas, Inc.*	52,285	1,561,230
Entercom Communications Corp. Class A*	19,443	195,791
EW Scripps Co. Class A*	15,677	277,796
Gray Television, Inc.*	12,529	129,926
Harte-Hanks, Inc.	65,951	583,007
Journal Communications, Inc. Class A*	44,295	392,454
Lee Enterprises, Inc.*	16,424	73,415
National CineMedia, Inc.	15,516	232,740
Nexstar Broadcasting Group, Inc. Class A	45,356	1,701,757
Saga Communications, Inc. Class A	2,840	141,120
Scholastic Corp.	18,105	624,260
World Wrestling Entertainment, Inc. Class A	11,240	324,611

Total Media		6,238,107
Metals & Mining – 1.0%
Allied Nevada Gold Corp.*	149,004	642,207
AMCOL International Corp.	9,943	455,191
Gold Resource Corp.	40,520	193,686
Haynes International, Inc.	7,107	383,778
Kaiser Aluminum Corp.	15,815	1,129,507
Materion Corp.	12,525	424,973
Olympic Steel, Inc.	2,087	59,897
RTI International Metals, Inc.*	13,774	382,642
SunCoke Energy, Inc.*	24,110	550,672

Total Metals & Mining		4,222,553
Multiline Retail – 0.2%
Bon-Ton Stores, Inc. (The)	8,101	88,949
Fred’s, Inc. Class A	23,991	432,078
Gordmans Stores, Inc.	29,005	158,367

Total Multiline Retail		679,394
Multi-Utilities – 0.4%
Avista Corp.	53,791	1,648,694
Oil, Gas & Consumable Fuels – 4.2%
Alon USA Energy, Inc.	47,145	704,346
Approach Resources, Inc.*	4,869	101,811
Cloud Peak Energy, Inc.*	54,154	1,144,816
Contango Oil & Gas Co.*	5,601	267,392
EPL Oil & Gas, Inc.*	55,019	2,123,733
Evolution Petroleum Corp.	7,098	90,357
Gastar Exploration, Inc.*	98,427	538,396
Green Plains Renewable Energy, Inc.	41,971	1,257,451
Harvest Natural Resources, Inc.*	36,139	135,883
Matador Resources Co.*	6,785	166,165
Northern Oil and Gas, Inc.*	52,909	773,530
Panhandle Oil and Gas, Inc. Class A	3,782	164,933
PBF Energy, Inc. Class A	125,603	3,240,557
Renewable Energy Group, Inc.*	193,931	2,323,293
Resolute Energy Corp.*	3,392	24,422
REX American Resources Corp.*	1,519	86,659
Rex Energy Corp.*	7,821	146,331
Stone Energy Corp.*	67,789	2,845,104
Swift Energy Co.*	35,530	382,303
Synergy Resources Corp.*	16,340	175,655
Triangle Petroleum Corp.*	1,446	11,915
W&T Offshore, Inc.	73,920	1,279,555

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
Warren Resources, Inc.*	137,692	$660,922

Total Oil, Gas & Consumable Fuels		18,645,529
Paper & Forest Products – 1.2%
Boise Cascade Co.*	54,136	1,550,455
Clearwater Paper Corp.*	11,661	730,795
Deltic Timber Corp.	5,410	352,894
Neenah Paper, Inc.	14,518	750,871
PH Glatfelter Co.	26,693	726,583
Schweitzer-Mauduit International, Inc.	31,218	1,329,575

Total Paper & Forest Products		5,441,173
Personal Products – 1.0%
Elizabeth Arden, Inc.*	16,039	473,311
Inter Parfums, Inc.	45,052	1,631,333
Medifast, Inc.*	11,474	333,779
Nutraceutical International Corp.*	8,247	214,339
Revlon, Inc. Class A*	23,005	587,778
USANA Health Sciences, Inc.*	14,311	1,078,191

Total Personal Products		4,318,731
Pharmaceuticals – 0.8%
Auxilium Pharmaceuticals, Inc.*	77,387	2,103,379
Hi-Tech Pharmacal Co., Inc.*	8,544	370,211
Impax Laboratories, Inc.*	9,784	258,493
Lannett Co., Inc.*	1,750	62,510
Sagent Pharmaceuticals, Inc.*	10,206	238,514
Sciclone Pharmaceuticals, Inc.*	32,196	146,492
Sucampo Pharmaceuticals, Inc. Class A*	28,598	204,476

Total Pharmaceuticals		3,384,075
Professional Services – 2.0%
Barrett Business Services, Inc.	2,838	169,060
CBIZ, Inc.*	42,814	392,176
CDI Corp.	13,221	226,740
CRA International, Inc.*	8,738	191,974
Exponent, Inc.	7,136	535,628
Franklin Covey Co.*	10,800	213,516
GP Strategies Corp.*	11,338	308,734
Heidrick & Struggles International, Inc.	3,130	62,819
Huron Consulting Group, Inc.*	14,372	910,897
ICF International, Inc.*	16,332	650,177
Insperity, Inc.	16,527	512,007
Kelly Services, Inc. Class A	30,968	734,871
Kforce, Inc.	18,745	399,643
Korn/Ferry International*	14,652	436,190
Mistras Group, Inc.*	16,266	370,377
Navigant Consulting, Inc.*	39,926	745,019
Resources Connection, Inc.	19,205	270,598
RPX Corp.*	37,191	605,470
TrueBlue, Inc.*	21,717	635,439
VSE Corp.	4,745	250,062

Total Professional Services		8,621,397
Real Estate Investment Trusts (REITs) – 2.5%
Acadia Realty Trust	17,549	462,943
Agree Realty Corp.	8,930	271,561
Alexander’s, Inc.	1,712	618,015
American Assets Trust, Inc.	6,298	212,494
AmREIT, Inc.	3,961	65,634
Armada Hoffler Properties, Inc.	10,427	104,687
Associated Estates Realty Corp.	5,072	85,920
Aviv REIT, Inc.	3,861	94,401
Campus Crest Communities, Inc.	12,477	108,300
Cedar Realty Trust, Inc.	31,042	189,667
Chatham Lodging Trust	257	5,196
Chesapeake Lodging Trust	18,901	486,323
CoreSite Realty Corp.	3,971	123,101
DuPont Fabros Technology, Inc.	9,532	229,435
Education Realty Trust, Inc.	4,656	45,955
Franklin Street Properties Corp.	21,332	268,783
Getty Realty Corp.	16,581	313,215
Government Properties Income Trust	31,825	801,990
Hersha Hospitality Trust	15,713	91,607
Inland Real Estate Corp.	145,032	1,530,088
Investors Real Estate Trust	11,037	99,112
LTC Properties, Inc.	18,970	713,841
Monmouth Real Estate Investment Corp. Class A	17,313	165,166
One Liberty Properties, Inc.	7,450	158,834
Potlatch Corp.	22,901	886,040
Ramco-Gershenson Properties Trust	6,482	105,657
Retail Opportunity Investments Corp.	8,898	132,936
Sabra Health Care REIT, Inc.	10,824	301,881
Saul Centers, Inc.	2,269	107,460
Select Income REIT	44,958	1,360,879
Sun Communities, Inc.	2,834	127,785
UMH Properties, Inc.	2,026	19,814
Universal Health Realty Income Trust	4,819	203,554
Urstadt Biddle Properties, Inc. Class A	4,763	98,404
Washington Real Estate Investment Trust	2,684	64,094
Whitestone REIT	1,540	22,238
Winthrop Realty Trust	15,502	179,668

Total Real Estate Investment Trusts (REITs)		10,856,678
Real Estate Management & Development – 0.1%
Consolidated-Tomoka Land Co.	562	22,637
Forestar Group, Inc.*	18,799	334,622
Tejon Ranch Co.*	2,289	77,437

Total Real Estate Management & Development		434,696
Road & Rail – 1.0%
Celadon Group, Inc.	17,175	412,887
Heartland Express, Inc.	38,084	864,126
Knight Transportation, Inc.	48,650	1,125,275
Marten Transport Ltd.	22,292	479,724
Quality Distribution, Inc.*	16,388	212,880
Roadrunner Transportation Systems, Inc.*	26,260	662,802
Saia, Inc.*	17,735	677,654

Total Road & Rail		4,435,348
Semiconductors & Semiconductor Equipment – 3.5%
Advanced Energy Industries, Inc.*	2,171	53,189
Amkor Technology, Inc.*	264,799	1,816,521

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
ATMI, Inc.*	18,074	$614,697
Brooks Automation, Inc.	4,342	47,458
Cabot Microelectronics Corp.*	16,319	718,036
Ceva, Inc.*	5,995	105,272
Cirrus Logic, Inc.*	105,615	2,098,570
Diodes, Inc.*	13,557	354,109
DSP Group, Inc.*	1,840	15,897
Entegris, Inc.*	83,260	1,008,279
Exar Corp.*	10,478	125,212
GSI Technology, Inc.*	3,512	24,268
Integrated Device Technology, Inc.*	11,322	138,468
Integrated Silicon Solution, Inc.*	12,933	201,108
IXYS Corp.	4,936	56,024
Lattice Semiconductor Corp.*	23,377	183,276
MA-COM Technology Solutions Holdings, Inc.*	14,927	306,750
Micrel, Inc.	15,915	176,338
MKS Instruments, Inc.	8,652	258,608
Monolithic Power Systems, Inc.*	6,952	269,529
OmniVision Technologies, Inc.*	54,711	968,385
PDF Solutions, Inc.*	21,731	394,852
Peregrine Semiconductor Corp.*	13,429	81,245
Photronics, Inc.*	26,509	226,122
PLX Technology, Inc.*	14,583	88,227
Power Integrations, Inc.	13,173	866,520
Rudolph Technologies, Inc.*	37,641	429,484
Silicon Image, Inc.*	32,132	221,711
Silicon Laboratories, Inc.*	18,183	950,062
Supertex, Inc.*	5,106	168,396
Synaptics, Inc.*	35,998	2,160,600
Ultra Clean Holdings, Inc.*	4,684	61,595
Ultratech, Inc.*	10,206	297,913

Total Semiconductors & Semiconductor Equipment		15,486,721
Software – 1.8%
Actuate Corp.*	13,165	79,253
American Software, Inc. Class A	13,485	137,142
Aware, Inc.*	13,329	77,175
Blackbaud, Inc.	8,820	276,066
Digimarc Corp.	1,647	51,716
Document Security Systems, Inc.*	43,173	55,261
Ebix, Inc.	61,779	1,054,568
Ellie Mae, Inc.*	7,406	213,589
EPIQ Systems, Inc.	13,129	178,948
ePlus, Inc.*	8,071	450,039
Interactive Intelligence Group, Inc.*	1,705	123,613
MicroStrategy, Inc. Class A*	2,182	251,781
Monotype Imaging Holdings, Inc.	14,358	432,750
Netscout Systems, Inc.*	20,003	751,713
Progress Software Corp.*	20,025	436,545
PROS Holdings, Inc.*	1,949	61,413
Qualys, Inc.*	1,492	37,942
SeaChange International, Inc.*	6,382	66,628
Synchronoss Technologies, Inc.*	6,794	232,966
Tangoe, Inc.*	4,142	77,000
TeleCommunication Systems, Inc. Class A*	36,717	84,449
Telenav, Inc.*	9,475	56,471
TiVo, Inc.*	206,057	2,726,134

Total Software		7,913,162
Specialty Retail – 4.3%
America’s Car-Mart, Inc.*	10,416	382,475
ANN, Inc.*	38,054	1,578,480
Asbury Automotive Group, Inc.*	25,753	1,424,398
Big 5 Sporting Goods Corp.	21,278	341,512
Brown Shoe Co., Inc.	23,910	634,571
Cato Corp. (The) Class A	26,170	707,637
Children’s Place Retail Stores, Inc. (The)	14,512	722,843
Destination Maternity Corp.	11,293	309,428
Finish Line, Inc. (The) Class A	35,033	949,044
Francesca’s Holdings Corp.*	40,003	725,654
Group 1 Automotive, Inc.	19,946	1,309,654
Haverty Furniture Cos., Inc.	13,997	415,711
hhgregg, Inc.*	29,031	278,988
Hibbett Sports, Inc.*	15,896	840,580
Jos. A. Bank Clothiers, Inc.*	15,766	1,013,754
Kirkland’s, Inc.*	9,889	182,848
MarineMax, Inc.*	2,797	42,486
Mattress Firm Holding Corp.*	15,617	746,961
Monro Muffler Brake, Inc.	12,235	695,927
New York & Co., Inc.*	16,882	74,112
Pep Boys-Manny Moe & Jack (The)*	6,587	83,787
Select Comfort Corp.*	43,289	782,665
Shoe Carnival, Inc.	14,204	327,260
Sonic Automotive, Inc. Class A	49,237	1,106,848
Stage Stores, Inc.	17,855	436,555
Stein Mart, Inc.	32,000	448,320
Tilly’s, Inc. Class A*	18,578	217,363
Vitamin Shoppe, Inc.*	17,725	842,292
West Marine, Inc.*	9,648	109,698
Winmark Corp.	2,657	201,029
Zale Corp.*	10,258	214,495
Zumiez, Inc.*	24,044	582,826

Total Specialty Retail		18,730,201
Technology Hardware, Storage & Peripherals – 0.3%
Immersion Corp.*	4,844	51,104
QLogic Corp.*	65,021	829,018
Super Micro Computer, Inc.*	23,796	413,337

Total Technology Hardware, Storage & Peripherals		1,293,459
Textiles, Apparel & Luxury Goods – 1.5%
Charles & Colvard Ltd.*	6,997	20,011
Crocs, Inc.*	85,576	1,334,986
Culp, Inc.	9,064	178,923
Delta Apparel, Inc.*	4,661	76,254
G-III Apparel Group Ltd.*	12,754	912,931
Jones Group, Inc. (The)	18,283	273,697
Movado Group, Inc.	16,025	729,939
Oxford Industries, Inc.	7,486	585,405
Perry Ellis International, Inc.*	6,268	86,122

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2014

Investments	Shares	Value
R.G. Barry Corp.	9,511	$179,568
Rocky Brands, Inc.	7,349	105,752
Tumi Holdings, Inc.*	31,448	711,668
Unifi, Inc.*	12,293	283,600
Vera Bradley, Inc.*	40,608	1,096,010

Total Textiles, Apparel & Luxury Goods		6,574,866
Thrifts & Mortgage Finance – 2.5%
Astoria Financial Corp.	63,964	883,982
Bank Mutual Corp.	22,209	140,805
Beneficial Mutual Bancorp, Inc.*	17,862	235,600
Berkshire Hills Bancorp, Inc.	20,641	534,189
BofI Holding, Inc.*	7,633	654,530
Brookline Bancorp, Inc.	59,836	563,655
Dime Community Bancshares, Inc.	28,205	478,921
First Defiance Financial Corp.	10,711	290,482
First Financial Northwest, Inc.	24,066	244,270
Fox Chase Bancorp, Inc.	4,548	76,634
Franklin Financial Corp.*	6,185	120,979
Heritage Financial Group, Inc.	4,949	97,248
HomeStreet, Inc.	19,474	380,717
Kearny Financial Corp.*	10,481	154,909
Meridian Interstate Bancorp, Inc.*	7,403	189,295
Meta Financial Group, Inc.	4,446	199,403
Northfield Bancorp, Inc.	18,337	235,814
Northwest Bancshares, Inc.	63,002	919,829
OceanFirst Financial Corp.	14,752	260,963
Oritani Financial Corp.	35,997	569,113
PennyMac Financial Services, Inc. Class A*	5,818	96,812
Provident Financial Holdings, Inc.	17,394	268,215
Provident Financial Services, Inc.	52,380	962,221
Rockville Financial, Inc.	16,188	219,995
Territorial Bancorp, Inc.	8,703	187,985
Tree.com, Inc.*	227	7,046
TrustCo Bank Corp.	76,823	540,834
United Community Financial Corp.*	19,095	74,852
United Financial Bancorp, Inc.	6,724	123,654
Walker & Dunlop, Inc.*	37,267	609,315
Westfield Financial, Inc.	11,701	87,172
WSFS Financial Corp.	7,487	534,796

Total Thrifts & Mortgage Finance		10,944,235
Tobacco – 0.3%
Universal Corp.	22,054	1,232,598
Trading Companies & Distributors – 1.2%
Aceto Corp.	18,908	379,862
CAI International, Inc.*	36,397	897,914
DXP Enterprises, Inc.*	7,548	716,532
H&E Equipment Services, Inc.*	19,895	804,753
Houston Wire & Cable Co.	17,035	223,669
Kaman Corp.	21,815	887,434
Rush Enterprises, Inc. Class A*	24,393	792,285
Titan Machinery, Inc.*	29,229	458,018

Total Trading Companies & Distributors		5,160,467
Water Utilities – 0.7%
American States Water Co.	30,191	974,867
Artesian Resources Corp. Class A	5,034	113,064
California Water Service Group	36,947	884,511
Connecticut Water Service, Inc.	7,771	265,535
Middlesex Water Co.	12,631	275,609
SJW Corp.	12,702	375,471
York Water Co.	6,210	126,684

Total Water Utilities		3,015,741
Wireless Telecommunication Services – 0.3%
Boingo Wireless, Inc.*	2,070	14,035
NTELOS Holdings Corp.	18,474	249,399
Shenandoah Telecommunications Co.	20,990	677,767
USA Mobility, Inc.	22,860	415,366

Total Wireless Telecommunication Services		1,356,567
TOTAL COMMON STOCKS (Cost: $387,345,801)		438,639,019
EXCHANGE-TRADED FUNDS – 0.1%
WisdomTree MidCap Earnings Fund(a) (Cost: $450,599)	6,759	600,672
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $387,796,400)		439,239,691
Cash and Other Assets in Excess of Liabilities – 0.1%		331,372

NET ASSETS – 100.0%		$439,571,063
*	Non-income producing security.

(a)	Affiliated company (See Note 8).

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2014

Investments	Shares	Value
UNITED STATES – 99.9%
COMMON STOCKS – 99.7%
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.	342	$48,615
B/E Aerospace, Inc.*	510	44,263
DigitalGlobe, Inc.*	186	5,396
Huntington Ingalls Industries, Inc.	249	25,463
L-3 Communications Holdings, Inc.	879	103,854
Northrop Grumman Corp.	2,485	306,599
Teledyne Technologies, Inc.*	206	20,050
Triumph Group, Inc.	328	21,182

Total Aerospace & Defense		575,422
Airlines – 1.4%
Alaska Air Group, Inc.	467	43,576
Allegiant Travel Co.	77	8,619
American Airlines Group, Inc.*	2,867	104,932
JetBlue Airways Corp.*	1,480	12,861
Southwest Airlines Co.	4,095	96,683
Spirit Airlines, Inc.*	325	19,305
United Continental Holdings, Inc.*	1,732	77,299

Total Airlines		363,275
Auto Components – 1.5%
Dana Holding Corp.	1,762	41,002
Lear Corp.	2,248	188,203
TRW Automotive Holdings Corp.*	1,907	155,649

Total Auto Components		384,854
Automobiles – 0.1%
Thor Industries, Inc.	346	21,127
Banks – 8.7%
Bank of America Corp.	41,716	717,515
CapitalSource, Inc.	3,951	57,645
Citigroup, Inc.	24,077	1,146,065
Popular, Inc.*	715	22,158
Regions Financial Corp.	10,279	114,200
SunTrust Banks, Inc.	5,182	206,192
TCF Financial Corp.	1,684	28,055

Total Banks		2,291,830
Beverages – 0.6%
Coca-Cola Enterprises, Inc.	1,855	88,595
Constellation Brands, Inc. Class A*	911	77,407

Total Beverages		166,002
Biotechnology – 3.2%
Amgen, Inc.	3,990	492,127
Gilead Sciences, Inc.*	5,004	354,583

Total Biotechnology		846,710
Building Products – 0.2%
A.O. Smith Corp.	337	15,509
Fortune Brands Home & Security, Inc.	376	15,822
Lennox International, Inc.	210	19,091
Masco Corp.	555	12,326

Total Building Products		62,748
Capital Markets – 1.3%
Ameriprise Financial, Inc.	1,136	125,039
Raymond James Financial, Inc.	664	37,138
State Street Corp.	2,556	177,770

Total Capital Markets		339,947
Chemicals – 3.0%
Ashland, Inc.	254	25,268
Axiall Corp.	237	10,646
Chemtura Corp.*	700	17,703
Eastman Chemical Co.	944	81,382
Ecolab, Inc.	1,046	112,958
H.B. Fuller Co.	302	14,581
Huntsman Corp.	2,859	69,817
NewMarket Corp.	84	32,826
Olin Corp.	633	17,477
PolyOne Corp.	321	11,768
PPG Industries, Inc.	779	150,705
Rockwood Holdings, Inc.	648	48,211
RPM International, Inc.	684	28,619
Sherwin-Williams Co. (The)	373	73,529
Valspar Corp.	469	33,824
Westlake Chemical Corp.	836	55,326

Total Chemicals		784,640
Commercial Services & Supplies – 0.3%
Deluxe Corp.	427	22,405
Iron Mountain, Inc.	540	14,888
KAR Auction Services, Inc.	392	11,897
Steelcase, Inc. Class A	948	15,746
Tetra Tech, Inc.*	362	10,711
UniFirst Corp.	102	11,214

Total Commercial Services & Supplies		86,861
Communications Equipment – 0.2%
ARRIS Group, Inc.*	364	10,258
EchoStar Corp. Class A*	543	25,825
InterDigital, Inc.	612	20,263

Total Communications Equipment		56,346
Construction & Engineering – 1.0%
AECOM Technology Corp.*	819	26,347
EMCOR Group, Inc.	339	15,862
Fluor Corp.	1,351	105,013
Jacobs Engineering Group, Inc.*	703	44,641
MasTec, Inc.*	421	18,288
Quanta Services, Inc.*	946	34,908
URS Corp.	651	30,636

Total Construction & Engineering		275,695
Construction Materials – 0.0%
Eagle Materials, Inc.	95	8,423
Consumer Finance – 1.2%
Discover Financial Services	4,029	234,447
Portfolio Recovery Associates, Inc.*	232	13,424
SLM Corp.	2,725	66,708

Total Consumer Finance		314,579

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2014

Investments	Shares	Value
Containers & Packaging – 1.0%
Avery Dennison Corp.	517	$26,196
Bemis Co., Inc.	550	21,582
Graphic Packaging Holding Co.*	1,910	19,405
MeadWestvaco Corp.	626	23,563
Owens-Illinois, Inc.*	1,625	54,974
Packaging Corp. of America	200	14,074
Rock-Tenn Co. Class A	373	39,378
Sealed Air Corp.	2,062	67,778

Total Containers & Packaging		266,950
Distributors – 0.4%
Genuine Parts Co.	765	66,440
LKQ Corp.*	1,045	27,536
Pool Corp.	161	9,873

Total Distributors		103,849
Diversified Consumer Services – 0.3%
Graham Holdings Co. Class B	36	25,335
H&R Block, Inc.	1,336	40,334
Service Corp. International	1,041	20,695

Total Diversified Consumer Services		86,364
Diversified Financial Services – 5.1%
Berkshire Hathaway, Inc. Class B*	10,352	1,293,689
NASDAQ OMX Group, Inc. (The)	1,172	43,294

Total Diversified Financial Services		1,336,983
Diversified Telecommunication Services – 1.0%
Verizon Communications, Inc.	5,248	249,647
Electric Utilities – 1.3%
American Electric Power Co., Inc.	2,873	145,546
Edison International	2,463	139,431
OGE Energy Corp.	907	33,341
PNM Resources, Inc.	391	10,569
Portland General Electric Co.	418	13,518
UNS Energy Corp.	163	9,785

Total Electric Utilities		352,190
Electrical Equipment – 0.2%
EnerSys	373	25,845
Generac Holdings, Inc.	278	16,394
General Cable Corp.	128	3,278
Regal-Beloit Corp.	247	17,959

Total Electrical Equipment		63,476
Electronic Equipment, Instruments & Components – 0.3%
Belden, Inc.	258	17,957
Ingram Micro, Inc. Class A*	1,651	48,803

Total Electronic Equipment, Instruments & Components		66,760
Energy Equipment & Services – 1.9%
Bristow Group, Inc.	199	15,028
Dresser-Rand Group, Inc.*	303	17,698
Halliburton Co.	6,758	397,979
Patterson-UTI Energy, Inc.	1,189	37,668
RPC, Inc.	1,735	35,429

Total Energy Equipment & Services		503,802
Food & Staples Retailing – 10.4%
Costco Wholesale Corp.	1,647	183,937
CVS Caremark Corp.	6,549	490,258
Kroger Co. (The)	3,651	159,366
Safeway, Inc.	1,709	63,130
Sysco Corp.	2,838	102,537
Walgreen Co.	4,017	265,243
Wal-Mart Stores, Inc.	19,153	1,463,864

Total Food & Staples Retailing		2,728,335
Food Products – 2.4%
Archer-Daniels-Midland Co.	4,353	188,877
Campbell Soup Co.	1,652	74,142
ConAgra Foods, Inc.	1,735	53,837
Flowers Foods, Inc.	629	13,492
Hain Celestial Group, Inc. (The)*	155	14,178
Hormel Foods Corp.	1,097	54,049
Ingredion, Inc.	570	38,806
McCormick & Co., Inc.	521	37,376
Seaboard Corp.*	9	23,593
Tyson Foods, Inc. Class A	2,941	129,433

Total Food Products		627,783
Gas Utilities – 0.2%
Atmos Energy Corp.	433	20,407
UGI Corp.	626	28,552

Total Gas Utilities		48,959
Health Care Equipment & Supplies – 3.9%
Abbott Laboratories	21,635	833,164
Boston Scientific Corp.*	8,844	119,571
CareFusion Corp.*	1,075	43,236
STERIS Corp.	272	12,988
Teleflex, Inc.	173	18,553
West Pharmaceutical Services, Inc.	268	11,805

Total Health Care Equipment & Supplies		1,039,317
Health Care Providers & Services – 3.2%
Air Methods Corp.*	165	8,816
AmerisourceBergen Corp.	1,176	77,134
Cigna Corp.	2,551	213,595
Community Health Systems, Inc.*	872	34,156
DaVita HealthCare Partners, Inc.*	946	65,132
HealthSouth Corp.	526	18,899
Henry Schein, Inc.*	401	47,867
LifePoint Hospitals, Inc.*	283	15,438
McKesson Corp.	1,316	232,366
Omnicare, Inc.	749	44,693
Team Health Holdings, Inc.*	237	10,606
Tenet Healthcare Corp.*	478	20,463
Universal Health Services, Inc. Class B	624	51,212

Total Health Care Providers & Services		840,377
Hotels, Restaurants & Leisure – 0.5%
Brinker International, Inc.	379	19,878
Cheesecake Factory, Inc. (The)	242	11,526
Cracker Barrel Old Country Store, Inc.	132	12,836

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2014

Investments	Shares	Value
Penn National Gaming, Inc.*	325	$4,004
Six Flags Entertainment Corp.	720	28,908
Vail Resorts, Inc.	38	2,649
Wyndham Worldwide Corp.	734	53,751

Total Hotels, Restaurants & Leisure		133,552
Household Durables – 1.7%
D.R. Horton, Inc.	3,980	86,167
Jarden Corp.*	639	38,231
Leggett & Platt, Inc.	687	22,424
Lennar Corp. Class A	1,651	65,413
Mohawk Industries, Inc.*	215	29,236
Newell Rubbermaid, Inc.	1,767	52,833
NVR, Inc.*	16	18,352
PulteGroup, Inc.	1,243	23,853
Toll Brothers, Inc.*	1,392	49,973
Whirlpool Corp.	487	72,787

Total Household Durables		459,269
Household Products – 1.0%
Energizer Holdings, Inc.	406	40,900
Kimberly-Clark Corp.	1,912	210,798
Spectrum Brands Holdings, Inc.	235	18,730

Total Household Products		270,428
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc.	690	21,942
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	424	33,640
Insurance – 9.1%
Aflac, Inc.	4,286	270,189
Allstate Corp. (The)	3,490	197,464
American Financial Group, Inc.	503	29,028
American International Group, Inc.	14,376	718,944
American National Insurance Co.	160	18,088
AmTrust Financial Services, Inc.	430	16,172
Assurant, Inc.	780	50,669
Chubb Corp. (The)	1,296	115,733
Cincinnati Financial Corp.	663	32,262
CNO Financial Group, Inc.	2,873	52,001
Fidelity National Financial, Inc. Class A	1,273	40,023
First American Financial Corp.	866	22,992
Hanover Insurance Group, Inc. (The)	79	4,854
Hartford Financial Services Group, Inc.	4,259	150,215
HCC Insurance Holdings, Inc.	710	32,298
Lincoln National Corp.	3,066	155,354
Primerica, Inc.	405	19,080
Principal Financial Group, Inc.	1,647	75,745
Protective Life Corp.	534	28,083
Torchmark Corp.	678	53,359
Travelers Cos., Inc. (The)	2,129	181,178
Unum Group	2,522	89,052
W.R. Berkley Corp.	863	35,918

Total Insurance		2,388,701
Internet & Catalog Retail – 1.0%
Expedia, Inc.	608	44,080
HSN, Inc.	287	17,143
Liberty Interactive Corp. Class A*	6,637	191,610

Total Internet & Catalog Retail		252,833
Internet Software & Services – 0.1%
AOL, Inc.*	287	12,562
Conversant, Inc.*	281	7,910

Total Internet Software & Services		20,472
IT Services – 1.1%
Computer Sciences Corp.	1,070	65,077
Convergys Corp.	753	16,498
CoreLogic, Inc.*	598	17,964
DST Systems, Inc.	376	35,641
MAXIMUS, Inc.	187	8,389
Xerox Corp.	13,110	148,143

Total IT Services		291,712
Life Sciences Tools & Services – 0.8%
Covance, Inc.*	213	22,131
PAREXEL International Corp.*	176	9,520
Thermo Fisher Scientific, Inc.	1,526	183,486

Total Life Sciences Tools & Services		215,137
Machinery – 1.4%
AGCO Corp.	1,007	55,546
Flowserve Corp.	764	59,852
Manitowoc Co., Inc. (The)	570	17,926
Middleby Corp.*	75	19,816
Oshkosh Corp.	636	37,441
Snap-on, Inc.	344	39,037
Terex Corp.	672	29,770
Toro Co. (The)	286	18,072
Trinity Industries, Inc.	583	42,017
Valmont Industries, Inc.	147	21,879
Wabtec Corp.	443	34,333

Total Machinery		375,689
Media – 10.1%
CBS Corp. Class B	3,292	203,446
Cinemark Holdings, Inc.	545	15,810
Comcast Corp. Class A	11,321	566,276
Discovery Communications, Inc. Class A*	1,087	89,895
Gannett Co., Inc.	2,565	70,794
Interpublic Group of Cos., Inc. (The)	2,972	50,940
Madison Square Garden, Co. (The) Class A*	205	11,640
News Corp. Class A*	3,007	51,781
Time Warner, Inc.	4,705	307,378
Twenty-First Century Fox, Inc. Class A	12,117	387,380
Viacom, Inc. Class B	3,023	256,925
Walt Disney Co. (The)	8,181	655,053

Total Media		2,667,318
Metals & Mining – 0.4%
Commercial Metals Co.	664	12,536

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2014

Investments	Shares	Value
Reliance Steel & Aluminum Co.	554	$39,145
Steel Dynamics, Inc.	1,349	23,999
Worthington Industries, Inc.	459	17,557

Total Metals & Mining		93,237
Multiline Retail – 1.0%
Dillard’s, Inc. Class A	377	34,835
Target Corp.	3,633	219,833

Total Multiline Retail		254,668
Multi-Utilities – 1.2%
Black Hills Corp.	168	9,685
CenterPoint Energy, Inc.	2,022	47,901
CMS Energy Corp.	1,381	40,436
DTE Energy Co.	846	62,849
Sempra Energy	1,327	128,401
Vectren Corp.	393	15,480

Total Multi-Utilities		304,752
Oil, Gas & Consumable Fuels – 4.7%
CVR Energy, Inc.	916	38,701
Delek US Holdings, Inc.	706	20,502
Hess Corp.	2,668	221,124
HollyFrontier Corp.	3,250	154,635
Marathon Petroleum Corp.	3,848	334,930
Murphy Oil Corp.	1,423	89,450
SemGroup Corp. Class A	26	1,708
Targa Resources Corp.	91	9,033
Tesoro Corp.	1,461	73,912
Valero Energy Corp.	4,894	259,871
Western Refining, Inc.	1,179	45,509

Total Oil, Gas & Consumable Fuels		1,249,375
Paper & Forest Products – 0.4%
International Paper Co.	2,180	100,018
Pharmaceuticals – 1.8%
Eli Lilly & Co.	5,518	324,790
Medicines Co. (The)*	132	3,751
Mylan, Inc.*	2,848	139,068

Total Pharmaceuticals		467,609
Professional Services – 0.2%
Manpowergroup, Inc.	434	34,212
Robert Half International, Inc.	573	24,038

Total Professional Services		58,250
Real Estate Investment Trusts (REITs) – 0.2%
Corrections Corp. of America	359	11,244
Gaming and Leisure Properties, Inc.	381	13,891
Geo Group, Inc. (The)	344	11,091
Ryman Hospitality Properties, Inc.	95	4,039
Weyerhaeuser Co.	776	22,776

Total Real Estate Investment Trusts (REITs)		63,041
Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A*	1,239	33,986
Jones Lang LaSalle, Inc.	204	24,174

Total Real Estate Management & Development		58,160
Road & Rail – 0.9%
AMERCO	145	33,657
Avis Budget Group, Inc.*	1,421	69,203
Genesee & Wyoming, Inc. Class A*	160	15,571
Hertz Global Holdings, Inc.*	1,786	47,579
J.B. Hunt Transport Services, Inc.	403	28,984
Ryder System, Inc.	340	27,173
Swift Transportation Co.*	930	23,017

Total Road & Rail		245,184
Specialty Retail – 4.0%
AutoNation, Inc.*	685	36,463
Cabela’s, Inc.*	290	18,998
CarMax, Inc.*	909	42,541
CST Brands, Inc.	556	17,369
GameStop Corp. Class A	1,091	44,840
Gap, Inc. (The)	2,705	108,362
Home Depot, Inc. (The)	5,552	439,330
Lowe’s Cos., Inc.	4,667	228,216
Lumber Liquidators Holdings, Inc.*	60	5,628
Murphy USA, Inc.*	355	14,410
Penske Automotive Group, Inc.	640	27,366
Pier 1 Imports, Inc.	532	10,044
Urban Outfitters, Inc.*	529	19,293
Williams-Sonoma, Inc.	447	29,788

Total Specialty Retail		1,042,648
Technology Hardware, Storage & Peripherals – 0.1%
3D Systems Corp.*	131	7,749
NCR Corp.*	561	20,504

Total Technology Hardware, Storage & Peripherals		28,253
Textiles, Apparel & Luxury Goods – 0.4%
Columbia Sportswear Co.	147	12,150
Hanesbrands, Inc.	521	39,846
PVH Corp.	418	52,154

Total Textiles, Apparel & Luxury Goods		104,150
Thrifts & Mortgage Finance – 0.1%
Nationstar Mortgage Holdings, Inc.*	425	13,796
Ocwen Financial Corp.*	439	17,200

Total Thrifts & Mortgage Finance		30,996
Trading Companies & Distributors – 0.4%
Beacon Roofing Supply, Inc.*	192	7,423
GATX Corp.	252	17,106
United Rentals, Inc.*	697	66,173
WESCO International, Inc.*	316	26,297

Total Trading Companies & Distributors		116,999
Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.*	1,442	47,629
TOTAL COMMON STOCKS (Cost: $20,447,221)		26,288,913

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2014

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree Earnings 500 Fund(a)	465	$30,480
WisdomTree MidCap Earnings Fund(a)	147	13,064

TOTAL EXCHANGE-TRADED FUNDS (Cost: $39,280)		43,544
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $20,486,501)		26,332,457
Cash and Other Assets in Excess of Liabilities – 0.1%		24,739

NET ASSETS – 100.0%		$26,357,196
*	Non-income producing security.

(a)	Affiliated company (See Note 8).

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2014

Investments	Shares	Value
INDIA – 99.8%
COMMON STOCKS – 99.8%
Auto Components – 0.5%
Bharat Forge Ltd.	301,270	$2,127,769
Exide Industries Ltd.	717,953	1,456,403
Motherson Sumi Systems Ltd.	171,869	735,420

Total Auto Components		4,319,592
Automobiles – 7.6%
Bajaj Auto Ltd.	205,526	7,170,396
Hero MotoCorp Ltd.	208,945	7,958,610
Mahindra & Mahindra Ltd.	1,040,645	17,088,376
Maruti Suzuki India Ltd.	196,657	6,492,669
Tata Motors Ltd.	4,847,431	32,356,790

Total Automobiles		71,066,841
Banks – 15.5%
Allahabad Bank	896,449	1,364,431
Axis Bank Ltd.	804,245	19,667,627
Bank of Baroda	595,268	7,183,882
Bank of India	1,146,154	4,385,218
Canara Bank	963,196	4,263,399
HDFC Bank Ltd.	1,695,958	21,263,901
ICICI Bank Ltd.	1,634,992	34,085,090
IDBI Bank Ltd.	1,968,683	2,152,539
Indian Overseas Bank	1,150,488	979,569
IndusInd Bank Ltd.	431,897	3,629,244
Jammu & Kashmir Bank Ltd.	165,176	4,253,685
Karnataka Bank Ltd.	779,435	1,530,223
Kotak Mahindra Bank Ltd.	471,546	6,166,872
Oriental Bank of Commerce	508,335	1,897,239
State Bank of India	722,079	23,186,084
UCO Bank	1,500,235	1,832,511
Union Bank of India Ltd.	1,129,943	2,599,593
Vijaya Bank Ltd.	1,235,129	825,177
Yes Bank Ltd.	659,022	4,567,829

Total Banks		145,834,113
Biotechnology – 0.1%
Biocon Ltd.	99,992	710,563
Capital Markets – 0.0%
JM Financial Ltd.	368,062	154,072
Chemicals – 1.3%
Asian Paints Ltd.	398,050	3,652,083
Berger Paints India Ltd.	22,281	85,751
Castrol India Ltd.	141,766	738,116
Chambal Fertilizers & Chemicals Ltd.	622,357	416,312
Coromandel International Ltd.	292,233	1,097,051
Godrej Industries Ltd.	76,783	405,755
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	38
Pidilite Industries Ltd.	92,337	474,730
Tata Chemicals Ltd.	293,810	1,412,905
UPL Ltd.	1,135,923	3,508,242

Total Chemicals		11,790,983
Construction & Engineering – 1.9%
Engineers India Ltd.	151,997	$574,292
Era Infra Engineering Ltd.*	380,559	85,386
GMR Infrastructure Ltd.	274,131	100,293
IRB Infrastructure Developers Ltd.	1,185,761	2,050,971
Larsen & Toubro Ltd.	649,432	13,830,844
Voltas Ltd.	588,354	1,585,100

Total Construction & Engineering		18,226,886
Construction Materials – 1.5%
ACC Ltd.	117,768	2,759,801
Ambuja Cements Ltd.	1,413,759	4,786,505
India Cements Ltd.	581,532	592,511
The Ramco Cements Ltd.	179,793	648,155
Ultratech Cement Ltd.	147,385	5,397,022

Total Construction Materials		14,183,994
Consumer Finance – 1.7%
Bajaj Finance Ltd.	34,414	1,032,031
Mahindra & Mahindra Financial Services Ltd.	787,327	3,322,138
Manappuram Finance Ltd.	2,765,240	995,482
Muthoot Finance Ltd.	676,103	1,947,168
Shriram City Union Finance Ltd.	19,421	357,885
Shriram Transport Finance Co., Ltd.	638,413	8,204,311

Total Consumer Finance		15,859,015
Diversified Financial Services – 3.3%
Credit Analysis & Research Ltd.	8,313	108,494
CRISIL Ltd.	9,123	187,883
IDFC Ltd.	5,018,312	10,272,320
IFCI Ltd.	3,335,059	1,482,621
L&T Finance Holdings Ltd.	701,786	864,270
Multi Commodity Exchange of India Ltd.	51,898	429,366
Power Finance Corp., Ltd.	2,783,850	9,005,648
Rural Electrification Corp., Ltd.	2,188,117	8,415,764

Total Diversified Financial Services		30,766,366
Electric Utilities – 2.1%
CESC Ltd.	299,198	2,511,164
Power Grid Corp. of India Ltd.	4,391,925	7,721,581
Reliance Infrastructure Ltd.	1,306,026	9,483,163

Total Electric Utilities		19,715,908
Electrical Equipment – 2.2%
ABB India Ltd.	8,559	122,375
Amara Raja Batteries Ltd.	55,950	369,487
Bharat Heavy Electricals Ltd.	5,563,630	18,263,630
Havells India Ltd.	130,879	2,046,597

Total Electrical Equipment		20,802,089
Food Products – 0.5%
Britannia Industries Ltd.	7,464	105,406
GlaxoSmithKline Consumer Healthcare Ltd.*	18,371	1,322,814
McLeod Russel India Ltd.	151,186	774,378
Nestle India Ltd.	22,678	1,909,531
Tata Global Beverages Ltd.	370,459	930,761

Total Food Products		5,042,890

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2014

Investments	Shares	Value
Gas Utilities – 1.2%
GAIL India Ltd.	1,416,105	$8,916,678
Gujarat State Petronet Ltd.	839,254	973,842
Indraprastha Gas Ltd.	183,526	918,667

Total Gas Utilities		10,809,187
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	81,480	1,250,322
Fortis Healthcare Ltd.*	210,637	344,581

Total Health Care Providers & Services		1,594,903
Hotels, Restaurants & Leisure – 0.0%
Jubilant Foodworks Ltd.*	12,128	216,079
Household Durables – 0.0%
TTK Prestige Ltd.	1,240	63,194
Videocon Industries Ltd.	76,533	205,869

Total Household Durables		269,063
Household Products – 1.0%
Hindustan Unilever Ltd.	959,493	9,728,678
Independent Power and Renewable Electricity Producers – 2.3%
Jaiprakash Power Ventures Ltd.*	2,107,455	499,317
JSW Energy Ltd.	2,121,060	2,104,279
NHPC Ltd.	10,468,447	3,347,940
NTPC Ltd.	7,526,966	15,111,277

Total Independent Power and Renewable Electricity Producers		21,062,813
Industrial Conglomerates – 0.6%
Aditya Birla Nuvo Ltd.	111,505	2,037,514
Jaiprakash Associates Ltd.	2,697,842	2,425,788
Siemens Ltd.	109,705	1,418,739

Total Industrial Conglomerates		5,882,041
Insurance – 0.3%
Bajaj Finserv Ltd.	213,302	2,814,561
IT Services – 13.9%
eClerx Services Ltd.	24,975	443,714
HCL Technologies Ltd.	508,950	11,851,426
Hexaware Technologies Ltd.	747,400	1,883,439
Infosys Ltd.	1,203,193	66,136,581
Mindtree Ltd.	73,596	1,628,052
Mphasis Ltd.	221,615	1,499,141
Tata Consultancy Services Ltd.	806,877	28,819,786
Tech Mahindra Ltd.	128,978	3,877,277
Wipro Ltd.	1,623,664	14,767,873

Total IT Services		130,907,289
Life Sciences Tools & Services – 0.3%
Divi’s Laboratories Ltd.	107,542	2,459,569
Machinery – 0.5%
Ashok Leyland Ltd.	3,437,354	1,361,186
Cummins India Ltd.	189,751	1,896,160
Eicher Motors Ltd.	8,464	844,876
Thermax Ltd.	34,938	437,701

Total Machinery		4,539,923
Media – 0.6%
Sun TV Network Ltd.	259,803	$1,747,680
Zee Entertainment Enterprises Ltd.	900,150	4,089,844

Total Media		5,837,524
Metals & Mining – 5.9%
Bhushan Steel Ltd.	316,701	2,400,877
Hindalco Industries Ltd.	5,376,233	12,760,367
Hindustan Copper Ltd.	101,448	116,613
Hindustan Zinc Ltd.	1,320,558	2,850,181
Jindal Steel & Power Ltd.	2,090,418	10,236,389
JSW Steel Ltd.	301,636	5,232,701
NMDC Ltd.	3,743,158	8,727,611
Sesa Sterlite Ltd.	2,705,389	8,541,188
Steel Authority of India Ltd.	4,074,688	4,871,409

Total Metals & Mining		55,737,336
Oil, Gas & Consumable Fuels – 19.4%
Bharat Petroleum Corp., Ltd.	764,469	5,888,802
Cairn India Ltd.	4,138,854	23,077,373
Coal India Ltd.	2,797,582	13,525,921
Gujarat Mineral Development Corp., Ltd.	349,850	772,661
Hindustan Petroleum Corp., Ltd.	516,493	2,679,217
Indian Oil Corp., Ltd.	1,091,426	5,147,141
Oil & Natural Gas Corp., Ltd.	8,331,170	44,458,016
Petronet LNG Ltd.	1,264,227	2,900,064
Reliance Industries Ltd.	5,355,391	83,461,512

Total Oil, Gas & Consumable Fuels		181,910,707
Personal Products – 0.7%
Colgate-Palmolive India Ltd.	37,636	864,924
Dabur India Ltd.	615,758	1,852,249
Godrej Consumer Products Ltd.	211,818	3,047,860
Marico Kaya Enterprises Ltd.*+	3,767	7,884
Marico Ltd.	152,824	535,194

Total Personal Products		6,308,111
Pharmaceuticals – 4.3%
Aurobindo Pharma Ltd.	315,980	2,706,246
Cadila Healthcare Ltd.	107,219	1,840,079
Cipla Ltd.	670,099	4,295,096
Dr. Reddy’s Laboratories Ltd.	154,948	6,651,952
GlaxoSmithKline Pharmaceuticals Ltd.	13,355	575,413
Glenmark Pharmaceuticals Ltd.	307,861	2,913,526
Ipca Laboratories Ltd.	57,778	817,343
Lupin Ltd.	347,501	5,429,621
Ranbaxy Laboratories Ltd.*	356,726	2,179,569
Sun Pharmaceutical Industries Ltd.	1,018,671	9,803,360
Torrent Pharmaceuticals Ltd.	51,007	447,744
Wockhardt Ltd.	328,405	2,516,823

Total Pharmaceuticals		40,176,772
Real Estate Management & Development – 0.5%
DLF Ltd.	625,161	1,847,037
Housing Development & Infrastructure Ltd.*	972,845	938,271
Oberoi Realty Ltd.	142,343	514,458
Prestige Estates Projects Ltd.	76,565	218,391

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2014

Investments	Shares	Value
Sobha Developers Ltd.	58,909	$369,399
Unitech Ltd.*	3,611,151	846,517

Total Real Estate Management & Development		4,734,073
Road & Rail – 0.4%
Container Corp. of India	249,679	4,057,114
Software – 0.4%
KPIT Technologies Ltd.	203,638	548,456
NIIT Technologies Ltd.	112,985	761,557
Oracle Financial Services Software Ltd.*	46,896	2,424,364
Vakrangee Software Ltd.	146,520	244,721

Total Software		3,979,098
Specialty Retail – 0.1%
PC Jeweller Ltd.	320,111	519,381
Textiles, Apparel & Luxury Goods – 0.5%
Arvind Ltd.	990,503	2,884,976
Bata India Ltd.	9,567	182,730
Titan Co., Ltd.	339,320	1,492,559

Total Textiles, Apparel & Luxury Goods		4,560,265
Thrifts & Mortgage Finance – 4.8%
Housing Development Finance Corp.	2,821,536	41,759,064
LIC Housing Finance Ltd.	862,901	3,412,015

Total Thrifts & Mortgage Finance		45,171,079
Tobacco – 1.5%
ITC Ltd.	2,432,684	14,372,683
Trading Companies & Distributors – 0.8%
Adani Enterprises Ltd.	1,252,584	7,718,212
Transportation Infrastructure – 0.4%
Adani Ports and Special Economic Zone	1,223,399	3,839,862
Wireless Telecommunication Services – 1.0%
Bharti Airtel Ltd.	899,763	4,787,135
Bharti Infratel Ltd.	178,759	608,809
Idea Cellular Ltd.	877,462	2,019,459
Reliance Communications Ltd.	838,900	1,810,611

Total Wireless Telecommunication Services		9,226,014
TOTAL COMMON STOCKS (Cost: $707,326,323)		936,905,649
PREFERRED STOCKS – 0.0%
Media – 0.0%
Zee Entertainment Enterprises Ltd. (Cost: $302,473)	18,747,288	222,874
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $707,628,796)		937,128,523
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		1,935,118

NET ASSETS – 100.0%		$939,063,641
*	Non-income producing security.

+	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,884, which represents 0.0% of net assets.

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities

WisdomTree Domestic and International Earnings Funds

March 31, 2014

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$51,716,260	$77,943,918	$432,154,153	$387,345,801	$20,447,221	$707,628,796

Investment in affiliates, at cost (Note 8)	—	50,965	2,527,254	450,599	39,280	—

Foreign currency, at cost	—	—	—	—	—	7,740,295
Investments in securities, at value	71,096,361	101,173,672	511,396,687	438,639,019	26,288,913	937,128,523

Investment in affiliates, at value (Note 8)	—	64,716	2,818,720	600,672	43,544	—

Cash	15,044	20,082	142,593	113,557	4,004	1,418,447

Foreign currency, at value	—	—	—	—	—	7,746,796

Receivables:

Dividends and interest	80,012	116,531	487,748	244,187	29,359	870,226

Capital shares sold	—	—	—	—	—	7,291,791

Investment securities sold	—	—	—	112,737	—	—
Total Assets	71,191,417	101,375,001	514,845,748	439,710,172	26,365,820	954,455,783
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	3,527

Payables:

Investment securities purchased	—	—	—	—	—	14,770,566

Advisory fees (Note 3)	16,785	23,984	161,410	137,520	8,525	614,790

Service fees (Note 2)	264	375	1,870	1,589	99	3,259
Total Liabilities	17,049	24,359	163,280	139,109	8,624	15,392,142
NET ASSETS	$71,174,368	$101,350,642	$514,682,468	$439,571,063	$26,357,196	$939,063,641
NET ASSETS:

Paid-in capital	$58,491,462	$98,666,708	$456,096,306	$410,705,876	$29,653,383	$1,106,364,175

Undistributed net investment income	28,540	39,440	285,894	87,016	8,590	870,892

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(6,725,735)	(20,599,011)	(21,233,732)	(22,665,120)	(9,150,733)	(397,627,348)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	19,380,101	23,243,505	79,534,000	51,443,291	5,845,956	229,455,922
NET ASSETS	$71,174,368	$101,350,642	$514,682,468	$439,571,063	$26,357,196	$939,063,641
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,050,000	1,550,000	5,800,000	5,400,000	450,000	49,600,000
Net asset value per share	$67.79	$65.39	$88.74	$81.40	$58.57	$18.93

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Statements of Operations

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2014

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$1,249,363	$1,788,012	$5,182,486	$3,671,984	$395,577	$21,295,063

Dividends from affiliates (Note 8)	—	6,859	39,087	9,334	1,022	—

Securities lending income (Note 2)	6,975	1,195	278,791	361,508	2,120	—
Total investment income	1,256,338	1,796,066	5,500,364	4,042,826	398,719	21,295,063
EXPENSES:

Advisory fees (Note 3)	167,827	231,477	1,286,778	1,122,626	99,305	7,570,915

Service fees (Note 2)	2,637	3,636	14,899	12,997	1,149	40,135

Interest expense (Note 9)	—	—	—	—	—	49,734
Total expenses	170,464	235,113	1,301,677	1,135,623	100,454	7,660,784
Expense waivers (Note 3)	—	—	(2,285)	—	—	—
Net expenses	170,464	235,113	1,299,392	1,135,623	100,454	7,660,784
Net investment income	1,085,874	1,560,953	4,200,972	2,907,203	298,265	13,634,279
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(240,473)	(709,802)	(1,061,298)	926,500	1,097,421	(130,754,583)

Investment transactions in affiliates (Note 8)	—	18,351	59,960	153,112	4,084	—

In-kind redemptions	2,429,908	3,674,423	37,410,540	44,680,341	1,624,047	—

In-kind redemptions in affiliates (Note 8)	—	—	—	—	1,819	—
Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	—	(1,393,772)
Net realized gain (loss)	2,189,435	2,982,972	36,409,202	45,759,953	2,727,371	(132,148,355)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	9,270,484	11,982,142	40,916,860	22,070,784	2,048,743	193,041,800

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	(49,816)
Net change in unrealized appreciation (depreciation)	9,270,484	11,982,142	40,916,860	22,070,784	2,048,743	192,991,984
Net realized and unrealized gain on investments	11,459,919	14,965,114	77,326,062	67,830,737	4,776,114	60,843,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,545,793	$16,526,067	$81,527,034	$70,737,940	$5,074,379	$74,477,908
[1]	Net of foreign withholding tax of $5, $0, $0, $447, $0 and $1,252, respectively.

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,085,874	$979,315	$1,560,953	$1,277,884	$4,200,972	$2,899,760

Net realized gain on investments	2,189,435	16,278	2,982,972	2,867,323	36,409,202	7,988,628

Net change in unrealized appreciation on investments	9,270,484	5,511,294	11,982,142	2,790,109	40,916,860	18,041,669
Net increase in net assets resulting from operations	12,545,793	6,506,887	16,526,067	6,935,316	81,527,034	28,930,057
DIVIDENDS:
Net investment income	(1,072,580)	(982,617)	(1,541,118)	(1,286,555)	(4,021,507)	(2,891,169)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	12,963,067	4,778,997	30,553,630	5,113,221	336,233,479	70,909,321

Cost of shares redeemed	(6,590,806)	—	(9,541,453)	(14,595,053)	(110,699,237)	(43,901,246)
Net increase (decrease) in net assets resulting from capital share transactions	6,372,261	4,778,997	21,012,177	(9,481,832)	225,534,242	27,008,075
Net Increase (Decrease) in Net Assets	17,845,474	10,303,267	35,997,126	(3,833,071)	303,039,769	53,046,963
NET ASSETS:

Beginning of year	$53,328,894	$43,025,627	$65,353,516	$69,186,587	$211,642,699	$158,595,736

End of year	$71,174,368	$53,328,894	$101,350,642	$65,353,516	$514,682,468	$211,642,699
Undistributed net investment income included in net assets at end of year	$28,540	$15,246	$39,440	$19,605	$285,894	$106,429
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	950,000	850,000	1,200,000	1,400,000	3,000,000	2,600,000

Shares created	200,000	100,000	500,000	100,000	4,100,000	1,100,000

Shares redeemed	(100,000)	—	(150,000)	(300,000)	(1,300,000)	(700,000)
Shares outstanding, end of year	1,050,000	950,000	1,550,000	1,200,000	5,800,000	3,000,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund		WisdomTree India Earnings Fund (consolidated)
	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,907,203	$2,757,859	$298,265	$632,291	$13,634,279	$9,099,659

Net realized gain (loss) on investments	45,759,953	7,235,907	2,727,371	2,354,013	(132,148,355)	(66,257,013)

Net change in unrealized appreciation on investments	22,070,784	11,327,907	2,048,743	149,410	192,991,984	15,294,724
Net increase (decrease) in net assets resulting from operations	70,737,940	21,321,673	5,074,379	3,135,714	74,477,908	(41,862,630)
DIVIDENDS:
Net investment income	(2,900,663)	(2,911,993)	(291,377)	(639,542)	(11,794,964)	(8,238,846)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	327,935,354	69,178,619	2,899,364	—	253,828,101	353,585,574

Cost of shares redeemed	(136,888,576)	(54,028,178)	(5,752,855)	(9,083,944)	(448,521,614)	(148,433,967)
Net increase (decrease) in net assets resulting from capital share transactions	191,046,778	15,150,441	(2,853,491)	(9,083,944)	(194,693,513)	205,151,607
Net Increase (Decrease) in Net Assets	258,884,055	33,560,121	1,929,511	(6,587,772)	(132,010,569)	155,050,131
NET ASSETS:

Beginning of year	$180,687,008	$147,126,887	$24,427,685	$31,015,457	$1,071,074,210	$916,024,079

End of year	$439,571,063	$180,687,008	$26,357,196	$24,427,685	$939,063,641	$1,071,074,210
Undistributed net investment income included in net assets at end of year	$87,016	$80,476	$8,590	$1,702	$870,892	$345,749
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,850,000	2,600,000	500,000	700,000	59,600,000	47,600,000

Shares created	4,250,000	1,200,000	50,000	—	16,800,000	20,000,000

Shares redeemed	(1,700,000)	(950,000)	(100,000)	(200,000)	(26,800,000)	(8,000,000)
Shares outstanding, end of year	5,400,000	2,850,000	450,000	500,000	49,600,000	59,600,000

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$56.14	$50.62	$47.12	$41.56	$27.52
Investment operations:
Net investment income[1]	1.12	1.07	0.88	0.77	0.70
Net realized and unrealized gain	11.63	5.51	3.58	5.55	14.03
Total from investment operations	12.75	6.58	4.46	6.32	14.73
Dividends to shareholders:
Net investment income	(1.10)	(1.06)	(0.96)	(0.76)	(0.69)
Net asset value, end of year	$67.79	$56.14	$50.62	$47.12	$41.56

TOTAL RETURN[2]	22.89%	13.23%	9.74%	15.44%	53.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$71,174	$53,329	$43,026	$54,193	$47,789
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.81%	2.10%	1.90%	1.82%	1.92%
Portfolio turnover rate[4]	13%	13%	12%	9%	16%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$54.46	$49.42	$45.59	$40.75	$27.77
Investment operations:
Net investment income[1]	1.14	1.04	0.88	0.77	0.68
Net realized and unrealized gain	10.88	5.10	3.84	4.84	12.98
Total from investment operations	12.02	6.14	4.72	5.61	13.66
Dividends to shareholders:
Net investment income	(1.09)	(1.10)	(0.89)	(0.77)	(0.68)
Net asset value, end of year	$65.39	$54.46	$49.42	$45.59	$40.75

TOTAL RETURN[2]	22.24%	12.66%	10.60%	13.99%	49.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$101,351	$65,354	$69,187	$63,832	$77,422
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.89%	2.12%	1.98%	1.87%	1.95%
Portfolio turnover rate[4]	15%	13%	16%	12%	21%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$70.55	$61.00	$58.75	$47.22	$26.19
Investment operations:
Net investment income[1]	1.00	1.09	0.62	0.73	0.61
Net realized and unrealized gain	18.11	9.54	2.20	11.50	20.92
Total from investment operations	19.11	10.63	2.82	12.23	21.53
Dividends to shareholders:
Net investment income	(0.92)	(1.08)	(0.57)	(0.70)	(0.50)
Net asset value, end of year	$88.74	$70.55	$61.00	$58.75	$47.22

TOTAL RETURN[2]	27.26%	17.75%	4.92%	26.15%	82.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$514,682	$211,643	$158,596	$105,745	$54,306
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.24%	1.80%	1.11%	1.45%	1.54%
Portfolio turnover rate[4]	41%	39%	38%	18%	19%

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$63.40	$56.59	$54.97	$44.33	$23.25
Investment operations:
Net investment income[1]	0.73	1.03	0.74	0.65	0.37
Net realized and unrealized gain	17.95	6.86	1.59	10.60	20.96
Total from investment operations	18.68	7.89	2.33	11.25	21.33
Dividends to shareholders:
Net investment income	(0.68)	(1.08)	(0.71)	(0.61)	(0.25)
Net asset value, end of year	$81.40	$63.40	$56.59	$54.97	$44.33

TOTAL RETURN[2]	29.55%	14.20%	4.39%	25.57%	91.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$439,571	$180,687	$147,127	$134,672	$95,306
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	0.98%	1.83%	1.43%	1.37%	0.97%
Portfolio turnover rate[4]	61%	50%	41%	19%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010*
Net asset value, beginning of year	$48.86	$44.31	$43.02	$37.01	$24.24
Investment operations:
Net investment income[1]	0.61	1.02	0.75	0.49	0.65
Net realized and unrealized gain	9.70	4.56	1.26	6.04	12.75
Total from investment operations	10.31	5.58	2.01	6.53	13.40
Dividends to shareholders:
Net investment income	(0.60)	(1.03)	(0.72)	(0.52)	(0.63)
Net asset value, end of year	$58.57	$48.86	$44.31	$43.02	$37.01

TOTAL RETURN[2]	21.20%	12.81%	4.83%	17.86%	55.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$26,357	$24,428	$31,015	$25,812	$35,164
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.14%	2.26%	1.84%	1.33%	2.01%
Portfolio turnover rate[4]	67%	65%	62%	6%	71%
*	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year	$17.97	$19.24	$24.87	$23.25	$10.99
Investment operations:
Net investment income[1]	0.25	0.17	0.19	0.09	0.04
Net realized and unrealized gain (loss)	0.94	(1.29)	(5.65)	1.67	12.27
Total from investment operations	1.19	(1.12)	(5.46)	1.76	12.31
Dividends to shareholders:
Net investment income	(0.23)	(0.15)	(0.17)	(0.14)	(0.05)
Net asset value, end of year	$18.93	$17.97	$19.24	$24.87	$23.25

TOTAL RETURN[2]	6.81%	(5.80)%	(21.96)%	7.59%	112.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$939,064	$1,071,074	$916,024	$1,487,089	$841,533
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.84%[6]	0.84%[4]	0.76%[4,5]	0.88%[4]	0.88%[4]
Expenses, prior to expense reimbursements	0.84%[6]	0.86%[4]	0.82%[4]	0.88%[4]	0.88%[4]
Net investment income	1.49%	0.91%	0.91%	0.36%	0.19%
Portfolio turnover rate[3]	43%	27%	32%	38%	33%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[4]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02%, 0.06%, 0.04%, and 0.03% for the fiscal years ended 2013, 2012, 2011 and 2010.

[5]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[6]	Includes interest expense of 0.01% for the fiscal year ended 2014.

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2014, the Trust offered 62 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree India Earnings Fund (“India Earnings Fund”)	February 22, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio was incorporated under the provisions of the Mauritius Companies Act 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March of 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act 1961, which would include certain General Anti-Avoidance Rules (“GAAR”). The implementation of these rules has been postponed and would be effective April 1, 2015 (Indian tax year 2015-2016) and it is presently unclear if these rules will have any impact on the Fund’s ability to benefit from the tax treaty. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under GAAR. Any change in the provision of this treaty or in its applicability to the India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Domestic and International Earnings Funds	69

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price provided by dealers and pricing services. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from other dealers, yields and prices for similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy and procedures. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining the use of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a

70	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivatives contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which use, among other potential considerations, use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing each Fund’s assets:

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$71,096,361	$—	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$101,173,672	$—	$—
Exchange-Traded Fund	64,716	—	—
Total	$101,238,388	$—	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$511,396,687	$—	$—
Exchange-Traded Fund	2,818,720	—	—
Total	$514,215,407	$—	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$438,639,019	$—	$—
Exchange-Traded Fund	600,672	—	—
Total	$439,239,691	$—	$—

WisdomTree Domestic and International Earnings Funds	71

Notes to Financial Statements (continued)

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$26,288,913	$—	$—
Exchange-Traded Funds	43,544	—	—
Total	$26,332,457	$—	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Personal Products	$6,300,227	$—	$7,884
Other*	930,597,538	—	—
Preferred Stocks	222,874	—	—
Total	937,120,639	—	7,884
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,527)	—
Total - Net	$937,120,639	$(3,527)	$7,884
*	Please refer to Schedule of Investment for the breakdown of the valuation by industry.

There were no transfers into or out of any fair value measurement levels as described above during the fiscal year ended March 31, 2014. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The India Earnings Fund has invested in derivatives, specifically forward currency contracts, during the fiscal year ended March 31, 2014, which are detailed in the tables below. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other. The Fund’s derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with the credit-risk-related contingent features would be the total of derivatives in net liability positions for the Fund, as disclosed on page 75. At March 31, 2014, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The effect of such derivative instruments on the India Earnings Fund’s financial position as reflected in the Statements of Assets and Liabilities is presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
India Earnings Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$3,527

The effect of such derivative instruments on the India Earnings Fund’s financial performance as reflected in the Statement of Operations is presented in the summary below:

Fund	Amount of Realized Gain (Loss) on Derivatives Recognized in Income[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income[2]
India Earnings Fund (consolidated)
Foreign exchange contracts	$1,935,023	$(3,527)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions.

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2014, the volume of derivative activity (based on the average of month-end balances) was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
India Earnings Fund (consolidated)
Foreign exchange contracts	$1,303,567	$677,664

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions (which includes interest expense on loans); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

The internal expenses of pooled investments vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The India Earnings Fund may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (continued)

The following Forward Contracts were open at March 31, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Loss
India Earnings Fund (consolidated)
	4/2/2014	USD	7,658,834	INR	457,194,096	$(3,527)

Currency Legend:

INR – Indian rupee

USD – U.S. dollar

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of March 31, 2014, the Funds did not have any securities on loan.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2014, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
India Earnings Fund (consolidated)
Forward Foreign Currency Contracts	$—	$—	$—	$—	$3,527	$—	$—	$3,527

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their U.S. Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
India Earnings Fund (consolidated)	0.83%

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (continued)

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year ended March 31, 2014, WTAM waived its advisory fees for each Fund’s investment associated with daily uninvested cash in correlated affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. Please see Note 8 for additional information on Other Affiliated Parties and Transactions. The table below indicates the waiver.

Fund	Advisory Fees Waived
Total Earnings Fund	$—
Earnings 500 Fund	—
MidCap Earnings Fund	2,285
SmallCap Earnings Fund	—
LargeCap Value Fund	—
India Earnings Fund (consolidated)	—

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2014, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the fiscal year ended March 31, 2014 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$7,815,844	$9,024,157
Earnings 500 Fund	12,035,768	12,642,010
MidCap Earnings Fund	142,708,061	145,053,660
SmallCap Earnings Fund	182,104,118	184,251,093
LargeCap Value Fund	17,364,948	17,359,157
India Earnings Fund (consolidated)	397,578,666	591,000,394

For the fiscal year ended March 31, 2014, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$12,924,063	$5,311,629
Earnings 500 Fund	30,461,861	8,818,030
MidCap Earnings Fund	335,488,599	107,417,126
SmallCap Earnings Fund	326,991,374	133,469,339
LargeCap Value Fund	2,898,225	5,752,218
India Earnings Fund (consolidated)	—	—

Gains and losses on in-kinds redemptions are not recognized by the Funds for tax purposes.

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Earnings Fund	$52,185,581	$19,378,692	$(467,912)	$18,910,780
Earnings 500 Fund	78,636,710	23,337,645	(735,967)	22,601,678
MidCap Earnings Fund	440,357,840	78,984,040	(5,126,473)	73,857,567
SmallCap Earnings Fund	395,242,471	55,259,776	(11,262,556)	43,997,220
LargeCap Value Fund	20,486,973	5,899,300	(53,816)	5,845,484
India Earnings Fund (consolidated)	757,231,523	209,347,737	(29,450,737)	179,897,000

At March 31, 2014, the components of accumulated earnings /(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Currency Unrealized Depreciation	Total Accumulated Earnings/(Losses)
Total Earnings Fund	$29,716	$(6,257,590)	$18,910,780	$—	$12,682,906
Earnings 500 Fund	39,440	(19,957,184)	22,601,678	—	2,683,934
MidCap Earnings Fund	285,894	(15,557,299)	73,857,567	—	58,586,162
SmallCap Earnings Fund	162,042	(15,294,075)	43,997,220	—	28,865,187
LargeCap Value Fund	8,590	(9,150,261)	5,845,484	—	(3,296,187)
India Earnings Fund (consolidated)	2,382,103	(349,535,832)	179,897,000	(43,805)	(167,300,534)

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013, was as follows:

	Year Ended March 31, 2014	Year Ended March 31, 2013
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Earnings Fund	$1,072,580	$982,617
Earnings 500 Fund	1,541,118	1,286,555
MidCap Earnings Fund	4,021,507	2,891,169
SmallCap Earnings Fund	2,900,663	2,911,993
LargeCap Value Fund	291,377	639,542
India Earnings Fund (consolidated)	11,794,964	8,238,846
*	Includes short-term capital gains.

At March 31, 2014, for Federal income tax purposes, the Funds have capital carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration*	Long-Term Post-Effective No Expiration*	Capital Loss Available Total
Total Earnings Fund	$133,369	$451,951	$3,393,418	$935,380	$—	$1,168,074	$6,082,192
Earnings 500 Fund	194,476	1,286,040	10,811,338	4,536,572	59,681	2,806,301	19,694,408
MidCap Earnings Fund	354,730	1,545,771	6,328,159	346,722	3,930,335	2,803,016	15,308,733
SmallCap Earnings Fund	31,705	1,465,208	4,654,874	921,406	3,000,084	4,793,290	14,866,567
LargeCap Value Fund	—	—	8,854,796	295,465	—	—	9,150,261
India Earnings Fund (consolidated)	1,179	20,567,350	7,978,486	6,294,051	63,911,979	206,628,241	305,381,286
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of these losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2014, the following Funds incurred and will elect to defer post October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Total Earnings Fund	$2,612	$172,786
Earnings 500 Fund	—	262,776
MidCap Earnings Fund	248,566	—
SmallCap Earnings Fund	—	427,508
LargeCap Value Fund	—	—
India Earnings Fund (consolidated)	—	44,154,546

During the fiscal year ended March 31, 2014, the following utilized capital loss carryforwards of the noted amounts to offset realized gains:

Fund	Utilized Capital Loss Carryforwards
Total Earnings Fund	$—
Earnings 500 Fund	3,108
MidCap Earnings Fund	—
SmallCap Earnings Fund	—
LargeCap Value Fund	1,098,364
India Earnings Fund (consolidated)	—

At March 31, 2014, the effect of permanent to book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/ (Loss)	Paid-in Capital
Total Earnings Fund	$—	$(2,407,399)	$2,407,399
Earnings 500 Fund	—	(3,639,179)	3,639,179
MidCap Earnings Fund	—	(35,688,698)	35,688,698
SmallCap Earnings Fund	—	(41,159,460)	41,159,460
LargeCap Value Fund	—	(1,625,451)	1,625,451
India Earnings Fund (consolidated)	(1,314,172)	1,314,172	—

These differences are primarily due to redemption-in-kind, foreign currency transactions, and Passive Foreign Investment Companies (“PFICs”).

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2014, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states, and with respect to the India Earnings Fund, the Republic of Mauritius. Generally, each of the tax years in the four-year period ended March 31, 2014, remains subject to examination by taxing authorities.

7. MAURITIUS INCOME TAX

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes suffered. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (concluded)

exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

8. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2014 are as follows:

Fund	Value at 3/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2014	Dividend Income
Earnings 500 Fund
WisdomTree Equity Income Fund	$168,569	$983,420	$1,100,544	$64,716	$6,859

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$824,711	$4,143,409	$2,366,575	$2,818,720	$39,087

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,178,467	$1,504,717	$2,201,906	$600,672	$9,334

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$41,523	$187,726	$201,572	$30,480	$791
WisdomTree MidCap Earnings Fund	17,708	81,091	87,829	13,064	231
Total	$59,231	$268,817	$289,401	$43,544	$1,022

9. DEMAND NOTE

During the fiscal year ended March 31, 2014, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $126,319,000 and having a final maturity date of October 7, 2013. During the fiscal year ended March 31, 2014, the Fund utilized the demand note and borrowed for a period of 14 days with an average outstanding note balance of $50,749,286 and a weighted average interest rate of 2.56% per annum. Interest expense related to the note for the fiscal year ended March 31, 2014 was $49,734. At March 31, 2014, the Fund did not have any amounts outstanding under the demand note agreement.

10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued Accounting Standards Update 2013-08 “Financial Services-Investment Companies” (“ASU 2013-08”). ASU 2013-08 provides clarifying guidance to determine if an entity qualifies as an investment company. ASU 2013-08 also requires an investment company to measure non-controlling interests in other investment companies at fair value. The following disclosures will also be required upon adoption of ASU 2013-08: (i) whether an entity is an investment company and is applying the accounting and reporting guidance for investment companies; (ii) information about changes, if any, in an entity’s status as an investment company; and (iii) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The requirements of ASU 2013-08 are effective for fiscal years that begin after December 15, 2013.

At this time, management is evaluating the implications of ASU 2013-08 and its impact on the Trust’s financial statements.

11. ADDITIONAL INFORMATION

In September 2013, the Funds entered into agreements to change transfer agency, custody, fund accounting, fund administration and securities lending services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

WisdomTree Domestic and International Earnings Funds	79

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund and WisdomTree India Earnings Fund (consolidated) (six of the investment funds constituting WisdomTree Trust (the “Trust”)) as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund and WisdomTree India Earnings Fund (consolidated) of WisdomTree Trust at March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 30, 2014

80	WisdomTree Domestic and International Earnings Funds

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee During Past 5 Years
David G. Chrencik* (1948)	Trustee, 2014 – present	Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) since 2010; Chief Financial Officer of Sarus Indochina Select LP Hedge Fund since 2012; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	62	Trustee, Vericimetry Funds

Joel Goldberg** (1945)	Trustee, 2012 – present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	62	None

Melinda A. Raso Kirstein (1955)	Trustee, 2014 – present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	62	Associate Alumnae of Douglass College, Member of Investment Committee

Toni Massaro*** (1955)	Trustee, 2006 – present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	62	None

Victor Ugolyn (1947)	Trustee, 2006 – present; Chairman of the Board of Trustees, 2006 – present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	62	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

+	As of March 31, 2014

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Chair of the Governance and Nominating Committee.

WisdomTree Domestic and International Earnings Funds	81

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Jonathan Steinberg**** (1964)	Trustee, 2005 – present President, 2005 – present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	62	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano**** (1971)	Treasurer, 2013 – present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	62	None

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013 – present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	62	None

Sarah English**** (1977)	Assistant Secretary, 2013 – present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	62	None

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012 – present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	62	None

+	As of March 31, 2014

****	Elected by and serves at the pleasure of the Board.

82	WisdomTree Domestic and International Earnings Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2014, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Earnings Fund	$1,072,580
Earnings 500 Fund	1,541,118
MidCap Earnings Fund	4,021,507
SmallCap Earnings Fund	2,900,202
LargeCap Value Fund	291,377
India Earnings Fund (consolidated)	11,794,964

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2014, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Earnings Fund	100.00%
Earnings 500 Fund	100.00%
MidCap Earnings Fund	100.00%
SmallCap Earnings Fund	99.93%
LargeCap Value Fund	100.00%
India Earnings Fund (consolidated)	0.00%

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2014, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
LargeCap Value Fund	—	—
India Earnings Fund (consolidated)	21,302,830	1,252

WisdomTree Domestic and International Earnings Funds	83

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Special Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust (the “Trust”) was held on March 11, 2014 and the three Trustees identified below were elected by the Trust’s shareholders. Election of Trustees was the only matter proposed for voting at the special meeting and the following is a report of the votes cast:

Nominee*	For	Withheld
David Chrencik	564,021,648	4,593,018
Joel Goldberg	564,748,510	3,866,156
Melinda Raso Kirstein	563,676,336	4,938,330
*	Joel Goldberg is an existing Trustee of the Trust who had not previously been elected by shareholders, while David Chrencik and Melinda Raso Kirstein are newly elected Trustees.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

84	WisdomTree Domestic and International Earnings Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2014:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree International Dividend

Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. The WisdomTree India Earnings Fund focuses its investments in India, thereby increasing the impact of events and developments associated with the region which can adversely affect performance. Investments in emerging, offshore or frontier markets such as India are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006646 5/2015

WisdomTree Trust

International Dividend and Sector Funds

Annual Report

March 31, 2014

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Growth Fund)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Korea Hedged Equity Fund (DXKW)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Market Environment Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned 17.56% in the 12-month period that ended March 31, 2014 (the “period”). Compared to peak levels reached in 2007, the MSCI EAFE Index is still down on a cumulative basis by approximately 3%. The emerging markets, shown through the MSCI Emerging Markets Index, failed to keep pace with the developed world markets for the period. The MSCI Emerging Markets Index returned -1.43%, which was over 23 percentage points behind the S&P 500 Index and almost 19 percentage points behind the MSCI EAFE Index.

Although the MSCI EAFE Index lagged the broad U.S. domestic markets, it was still a strong performance year for international equity markets. The ability for the European region to return to positive economic growth and see peripheral debt concerns abate significantly helped the international equity markets trend higher. Also, Japan helped contribute with strong positive performance, mainly due to broad monetary and fiscal stimulus enacted by Prime Minister Shinzo Abe with the goal of stimulating inflation and invigorating the economy. Broad emerging market equities continued to lag both U.S. and international developed markets. It seems investors have continued to sell higher risk emerging market equities to try and catch the performance of the U.S. and developed international markets. This trend has resulted from a continual slowdown of Chinese economic growth and fears that higher interest rates in the U.S. could be negative for emerging market countries.

All of the sectors within the MSCI EAFE Index had positive performance over the period, but returns in the Telecommunication Services, Consumer Discretionary and Utilities sectors were the best performers. The Telecommunications and Utilities sectors typically utilize higher leverage on their balance sheets so they benefited from the lowered financing costs across the European periphery as fears of a Eurozone debt crisis passed. The Consumer Discretionary sector tends to be an economically sensitive sector, so it was able to benefit from the region returning to positive growth and improvements in consumer sentiment. The Energy and Materials sectors were two of the worst performing sectors over the period and this can be partly attributed to a slower than expected demand from emerging market countries. As a result, a similar story unfolded in the emerging markets, with the Energy and Materials sectors recording negative performances over the period.

WisdomTree Fund’s Performance Overview

Measured in local currency, the MSCI EAFE Index returned 15.41% over the period. The foreign currency component of the developed world returns added approximately 2 percentage points to the returns of the MSCI EAFE Index. During the period, both the euro and pound appreciated against the U.S. dollar, strengthening by over 7% and 9%, respectively. On the other hand, the Japanese yen depreciated by over 8% against the U.S. dollar. Weakening currencies relative to the U.S. dollar decrease the value of foreign investments measured in U.S. dollars and tend to decrease returns experienced by U.S. investors who invest overseas, while strengthening currencies relative to the U.S. dollar have the opposite effect.

The following table reflects the WisdomTree International Dividend and Sector Funds’ performance versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DWM	WisdomTree DEFA Fund	19.43%	MSCI EAFE Index	17.56%	1.87%
DTH	WisdomTree DEFA Equity Income Fund	21.82%	MSCI EAFE Value Index	20.25%	1.57%
DEW	WisdomTree Global Equity Income Fund	13.13%	MSCI AC World Index	16.55%	-3.42%
DFE	WisdomTree Europe SmallCap Dividend Fund	53.06%	MSCI Europe Small Cap Index	40.44%	12.62%

WisdomTree International Dividend and Sector Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (continued)

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DXJ	WisdomTree Japan Hedged Equity Fund	13.48%	MSCI Japan Local Currency Index	17.78%	-4.30%
DNL	WisdomTree Global ex-U.S. Dividend Growth Fund	2.53%	MSCI AC World ex-USA Growth Index	10.84%	-8.31%
DFJ	WisdomTree Japan SmallCap Dividend Fund	5.41%	MSCI Japan Small Cap Index	6.53%	-1.12%
AXJL	WisdomTree Asia Pacific ex-Japan Fund	-0.98%	MSCI AC Asia Pacific ex-Japan Index	2.42%	-3.40%
AUSE	WisdomTree Australia Dividend Fund	-0.59%	MSCI Australia Index	1.17%	-1.76%
DOL	WisdomTree International LargeCap Dividend Fund	18.35%	MSCI EAFE Index	17.56%	0.79%
DOO	WisdomTree International Dividend ex-Financials Fund	22.58%	MSCI EAFE Value Index	20.25%	2.33%
DIM	WisdomTree International MidCap Dividend Fund	20.22%	MSCI EAFE Mid Cap Index	19.92%	0.30%
DLS	WisdomTree International SmallCap Dividend Fund	22.26%	MSCI EAFE Small Cap Index	23.26%	-1.00%
DEM	WisdomTree Emerging Markets Equity Income Fund	-6.22%	MSCI Emerging Markets Index	-1.43%	-4.79%
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	-6.08%	MSCI Emerging Markets Small Cap Index	0.40%	-6.48%
GULF	WisdomTree Middle East Dividend Fund	44.12%	MSCI Arabian Markets ex Saudi Arabia Index	33.42%	10.70%
HEDJ	WisdomTree Europe Hedged Equity Fund	15.73%	MSCI EMU Local Currency Index	23.95%	-8.22%
CCXE	WisdomTree Commodity Country Equity Fund	-0.22%	MSCI ACWI ex-USA Index	12.31%	-12.53%
GNAT	WisdomTree Global Natural Resources Fund	-2.72%	S&P Global Natural Resources Index	2.46%	-5.18%
DBU	WisdomTree Global ex-U.S. Utilities Fund	14.34%	S&P Developed Ex-U.S. BMI Utilities Sector Index	23.55%	-9.21%
DRW	WisdomTree Global ex-U.S. Real Estate Fund	-2.70%	Dow Jones Global ex-U.S. Select Real Estate Securities Index	0.75%	-3.45%
CHXF	WisdomTree China Dividend ex-Financials Fund	-1.32%	MSCI China Index	2.20%	-3.52%
			FTSE 25 China Index	0.73%	-2.05%
DXPS	WisdomTree United Kingdom Hedged Equity Fund[1]	9.36%	MSCI United Kingdom Local Currency Index	8.58%	0.78%
DXJS	WisdomTree Japan Hedged SmallCap Equity Fund[1]	11.37%	MSCI Japan Small Cap Local Currency Index	12.85%	-1.48%
DGRE	WisdomTree Emerging Markets Dividend Growth Fund[2]	-0.33%	MSCI Emerging Markets Index	5.38%	-5.71%
EMCG	WisdomTree Emerging Markets Consumer Growth Fund[3]	-0.63%	MSCI Emerging Markets Index	0.14%	-0.77%
DXGE	WisdomTree Germany Hedged Equity Fund[4]	7.88%	MSCI Germany Local Currency Index	8.24%	-0.36%
DXKW	WisdomTree Korea Hedged Equity Fund[5]	-5.97%	MSCI South Korea Local Currency Index	-1.13%	-4.84%
[1]	Total returns shown are for the period June 28, 2013 (commencement of operations) to March 31, 2014.
[2]	Total returns shown are for the period August 1, 2013 (commencement of operations) to March 31, 2014.
[3]	Total returns shown are for the period September 27, 2013 (commencement of operations) to March 31, 2014.
[4]	Total returns shown are for the period October 17, 2013 (commencement of operations) to March 31, 2014.
[5]	Total returns shown are for the period November 7, 2013 (commencement of operations) to March 31, 2014.

WisdomTree’s international dividend-weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12 months for each company. There are two primary factors that drive performance differentials versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors

2	WisdomTree International Dividend and Sector Funds

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

The best performing Fund for the year was the WisdomTree Europe SmallCap Dividend Fund. Smaller capitalization firms led the European equity markets higher after the region seemed able to avert a peripheral debt crisis and economic indicators pointed towards expansion. The WisdomTree Europe SmallCap Dividend Fund returned 53.06% for the period. The Fund’s benchmark, the MSCI Europe Small Cap Index returned 40.44% for the same period. Performance among large capitalization firms within Europe were also positive, with the WisdomTree Europe Hedged Equity Fund returning 15.73%, but they were unable to keep pace with smaller capitalization firms. Many larger firms tend to be export focused, so the strengthening currencies provided a headwind for revenue growth. The euro strengthened over 7% during the period, which further negatively impacted the WisdomTree Europe Hedged Equity Fund since the Fund hedges the exposure of the euro.

The WisdomTree Japan Hedged Equity Fund delivered a 13.48% return over the year, most of it coming in the 2013 calendar part of the period. Japan’s economic policy, aggressive inflation target and accommodative central bank helped equities march higher. The yen weakened over 8 percent during the time period which helped contribute to the positive performance of the WisdomTree Japan Hedged Equity Fund. As a result of yen weakening, the WisdomTree Japan Small Cap Dividend Fund was only able to return 5.41% for the period since it does not hedge against the currency.

While the overall emerging markets lagged both the broad U.S. and developed international markets, there was a noticeable difference in performance between the different sectors and countries. The WisdomTree Emerging Markets Equity Income Fund returned -6.22%, while the MSCI Emerging Markets Index was down -1.43% for the period. The WisdomTree Emerging Market Equity Income Fund was overweight more economic cyclical sectors like Energy and Materials, while underweight more consumer focused sectors like Consumer Discretionary and Information Technology. While the consumer focused sectors have had positive performance over the past few years, we do not feel the fundamentals have improved commensurately. At the same time, although the Energy and Materials sectors continue to underperform in the emerging markets, we feel the fundamentals, in general, have seen improvement.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.3%
Industrials	11.7%
Telecommunication Services	9.6%
Consumer Staples	9.4%
Consumer Discretionary	9.4%
Energy	9.0%
Health Care	8.2%
Utilities	7.2%
Materials	6.9%
Information Technology	2.6%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Banco Santander S.A.	2.0%
Total SA	1.5%
HSBC Holdings PLC	1.5%
Commonwealth Bank of Australia	1.4%
China Mobile Ltd.	1.4%
BP PLC	1.4%
Westpac Banking Corp.	1.4%
Nestle SA	1.3%
Royal Dutch Shell PLC Class A	1.3%
Novartis AG	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

The Fund returned 19.43% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in France, which contributed positively to performance. The Fund’s position in Hong Kong detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
One Year	19.43%	18.96%	19.56%	17.56%
Three Year	7.68%	7.63%	7.74%	7.21%
Five Year	16.05%	16.12%	16.28%	16.02%
Since Inception[1]	4.82%	4.84%	5.20%	4.14%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.3%
Telecommunication Services	14.3%
Energy	11.7%
Utilities	10.9%
Industrials	9.2%
Health Care	7.4%
Materials	7.3%
Consumer Staples	6.0%
Consumer Discretionary	5.8%
Information Technology	1.6%
Investment Companies	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Banco Santander S.A.	2.7%
Total SA	2.5%
BP PLC	2.3%
China Mobile Ltd.	2.3%
Novartis AG	2.1%
Commonwealth Bank of Australia	2.0%
HSBC Holdings PLC	2.0%
Royal Dutch Shell PLC Class B	1.9%
Westpac Banking Corp.	1.9%
GlaxoSmithKline PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned 21.82% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most from its investment in France, which had positive performance. The Fund’s position in Singapore was a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
One Year	21.82%	21.17%	21.85%	20.25%
Three Year	8.11%	7.95%	8.17%	7.16%
Five Year	16.32%	16.33%	16.62%	16.11%
Since Inception[1]	4.19%	4.12%	4.80%	3.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.1%
Telecommunication Services	14.8%
Energy	12.4%
Utilities	10.3%
Health Care	8.5%
Materials	7.6%
Consumer Staples	7.5%
Industrials	6.9%
Consumer Discretionary	4.2%
Information Technology	2.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Banco Santander S.A.	1.6%
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Total SA	1.4%
China Construction Bank Corp. Class H	1.3%
China Mobile Ltd.	1.3%
Pfizer, Inc.	1.3%
Commonwealth Bank of Australia	1.3%
Novartis AG	1.2%
BP PLC	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

The Fund returned 13.13% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most from its investment in France, which had positive performance. The Fund’s position in Brazil was a drag on the Fund’s performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/ MSCI AC World Spliced Index[2]
One Year	13.13%	11.64%	13.56%	16.55%
Three Year	6.75%	6.31%	6.92%	8.55%
Five Year	17.41%	17.19%	17.62%	19.63%
Since Inception[3]	3.95%	3.78%	4.30%	4.38%
[1]	WisdomTree Europe Equity Income Index through June 19,2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	25.7%
Financials	16.9%
Information Technology	15.6%
Consumer Discretionary	15.0%
Materials	7.6%
Consumer Staples	5.4%
Health Care	4.8%
Telecommunication Services	4.4%
Energy	2.6%
Utilities	1.0%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Logitech International S.A.	3.6%
Drillisch AG	3.0%
Unipol Gruppo Finanziario SpA	2.8%
Intesa Sanpaolo SpA RSP	2.2%
Holmen AB Class B	1.8%
Atea ASA	1.5%
Leoni AG	1.4%
Basilea Pharmaceutica AG	1.2%
Peab AB	1.1%
Leroey Seafood Group ASA	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned 53.06% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in the United Kingdom contributed to performance while its position in Belgium contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe Small Cap Index
One Year	53.06%	54.14%	54.25%	40.44%
Three Year	16.43%	16.51%	16.93%	13.06%
Five Year	27.36%	27.42%	28.15%	26.75%
Since Inception[1]	7.94%	7.81%	8.31%	8.52%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	26.9%
Consumer Discretionary	21.9%
Information Technology	15.1%
Health Care	10.3%
Materials	9.0%
Consumer Staples	9.0%
Financials	6.5%
Energy	0.0%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	4.6%
Canon, Inc.	4.6%
Toyota Motor Corp.	4.6%
Takeda Pharmaceutical Co., Ltd.	4.3%
Honda Motor Co. Ltd.	3.8%
Japan Tobacco, Inc.	3.4%
Nissan Motor Co. Ltd.	2.7%
Mitsubishi Corp.	2.7%
Mitsui & Co., Ltd.	2.6%
Astellas Pharma, Inc.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned 13.48% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most from its investment in the Information Technology sector, which had positive performance. The Fund’s position in the Health Care sector was a drag on the Fund’s performance as the sector provided negative returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Equity Spliced Index[1]	MSCI Japan/ MSCI Japan Local Currency Spliced Index[2]
One Year	13.48%	12.38%	14.37%	17.78%
Three Year	11.10%	11.05%	11.35%	13.29%
Five Year	10.17%	9.47%	10.44%	12.39%
Since Inception[3]	0.85%	0.85%	0.91%	1.28%
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

(formerly WisdomTree Global ex-U.S. Growth Fund)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Consumer Staples	18.5%
Consumer Discretionary	17.2%
Health Care	12.4%
Industrials	11.7%
Materials	9.9%
Information Technology	8.3%
Telecommunication Services	7.1%
Financials	6.5%
Energy	5.7%
Investment Companies	1.2%
Utilities	1.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Roche Holding AG – Genusschein	6.0%
British American Tobacco PLC	3.7%
Hennes & Mauritz AB Class B	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Novo Nordisk A/S Class B	2.9%
MMC Norilsk Nickel OJSC	2.8%
Inditex SA	2.1%
MTN Group Ltd.	2.1%
Volkswagen AG	1.9%
Unilever N.V.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Dividend Growth Index.

The Fund returned 2.53% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its position in the Health Care sector. The Fund’s position in Materials contributed to a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, as last revised October 7, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ Global ex-U.S. Dividend Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-USA Growth Spliced Index[2]
One Year	2.53%	1.85%	3.12%	10.84%
Three Year	0.69%	0.31%	1.49%	4.27%
Five Year	11.13%	10.59%	11.97%	15.54%
Since Inception[3]	2.98%	2.99%	3.57%	4.99%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Dividend Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	26.3%
Consumer Discretionary	21.5%
Financials	11.7%
Materials	11.2%
Information Technology	11.0%
Consumer Staples	10.6%
Health Care	4.5%
Energy	1.1%
Utilities	0.6%
Investment Companies	0.5%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Minebea Co., Ltd.	0.8%
Square Enix Holdings Co., Ltd.	0.7%
Azbil Corp.	0.6%
UNY Group Holdings Co., Ltd.	0.6%
UACJ Corp.	0.6%
Kaken Pharmaceutical Co., Ltd.	0.6%
Denki Kagaku Kogyo K.K.	0.5%
Wacoal Holdings Corp.	0.5%
CyberAgent, Inc.	0.5%
WisdomTree Japan Hedged Equity Fund	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 5.41% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most from its investments in the Industrials sector, which had positive performance. The Fund’s position in the Financials sector was a drag on the Fund’s performance as the sector provided negative returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan Small Cap Index
One Year	5.41%	4.45%	7.52%	6.53%
Three Year	7.56%	7.50%	8.59%	7.72%
Five Year	12.13%	11.70%	13.44%	12.80%
Since Inception[1]	1.60%	1.71%	2.40%	0.96%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	23.8%
Telecommunication Services	21.6%
Materials	10.7%
Energy	9.6%
Information Technology	7.7%
Industrials	7.4%
Consumer Staples	7.0%
Consumer Discretionary	4.5%
Utilities	4.0%
Investment Companies	2.5%
Health Care	0.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
China Mobile Ltd.	7.2%
China Construction Bank Corp. Class H	3.7%
BHP Billiton Ltd.	3.6%
Telstra Corp., Ltd.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
iPath MSCI India Index ETN	2.5%
Commonwealth Bank of Australia	2.5%
Westpac Banking Corp.	2.3%
CNOOC Ltd.	2.2%
Singapore Telecommunications Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned -0.98% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in Australia due to positive returns. The Fund’s investment in Hong Kong contributed to a drag on Fund performance due to negative returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]
One Year	-0.98%	-1.34%	-1.07%	2.42%
Three Year	2.49%	2.44%	2.99%	1.82%
Five Year	16.24%	16.13%	17.30%	17.52%
Since Inception[3]	8.12%	8.15%	9.13%	7.62%
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	20.4%
Consumer Discretionary	16.0%
Industrials	15.5%
Materials	13.8%
Consumer Staples	10.2%
Energy	7.6%
Health Care	6.2%
Telecommunication Services	4.1%
Utilities	2.8%
Information Technology	2.4%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Wesfarmers Ltd.	3.7%
National Australia Bank Ltd.	3.3%
Westpac Banking Corp.	3.2%
TABCORP Holdings Ltd.	2.9%
Australia & New Zealand Banking Group Ltd.	2.9%
Commonwealth Bank of Australia	2.8%
Mineral Resources Ltd.	2.7%
Telstra Corp., Ltd.	2.7%
Tatts Group Ltd.	2.4%
Adelaide Brighton Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -0.59% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in Materials, which contributed positively to performance. The Fund’s position in Consumer Staples detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[1]	MSCI Pacific ex-Japan Value/ MSCI Australia Spliced Index[2]
One Year	-0.59%	-1.14%	-0.37%	1.17%
Three Year	4.82%	4.80%	5.02%	5.39%
Five Year	20.54%	20.47%	21.03%	20.52%
Since Inception[3]	8.87%	8.85%	9.38%	8.20%
[1]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[2]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.6%
Energy	11.3%
Consumer Staples	10.9%
Telecommunication Services	10.8%
Health Care	9.8%
Industrials	7.8%
Utilities	7.8%
Consumer Discretionary	7.7%
Materials	6.1%
Information Technology	1.6%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Banco Santander S.A.	2.4%
Total S.A.	2.1%
Novartis AG	2.0%
Nestle S.A.	1.9%
Commonwealth Bank of Australia	1.9%
Westpac Banking Corp.	1.9%
HSBC Holdings PLC	1.8%
China Mobile Ltd.	1.8%
Roche Holding AG – Genusschein	1.8%
BP PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned 18.35% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in France, which contributed positively to performance. The Fund’s position in Hong Kong detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
One Year	18.35%	18.05%	18.93%	17.56%
Three Year	7.21%	7.28%	7.45%	7.21%
Five Year	15.02%	14.89%	15.34%	16.02%
Since Inception[1]	4.36%	4.28%	4.70%	4.14%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Utilities	18.7%
Telecommunication Services	15.8%
Industrials	12.5%
Energy	10.6%
Consumer Staples	10.0%
Materials	10.0%
Consumer Discretionary	9.8%
Health Care	8.6%
Information Technology	3.4%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Orange S.A.	3.0%
Ferrovial S.A.	2.8%
GDF Suez	2.5%
EDF S.A.	2.4%
Deutsche Telekom AG	2.3%
EDP-Energias de Portugal S.A.	2.1%
E.ON SE	2.0%
Vivendi S.A.	1.9%
Telstra Corp., Ltd.	1.9%
RWE AG	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned 22.58% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in France, which contributed positively to performance. The Fund’s position in Japan detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
One Year	22.58%	22.46%	22.92%	20.25%
Three Year	6.41%	6.21%	6.46%	7.16%
Five Year	16.70%	16.69%	16.68%	16.11%
Since Inception[2]	4.74%	4.59%	4.89%	3.41%
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	24.6%
Financials	20.1%
Consumer Discretionary	12.8%
Materials	8.7%
Telecommunication Services	7.6%
Utilities	6.4%
Consumer Staples	6.0%
Information Technology	5.3%
Health Care	4.7%
Energy	2.4%
Investment Companies	0.9%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Belgacom S.A.	1.2%
Atlantia SpA	1.0%
CNP Assurances	1.0%
Bouygues S.A.	0.9%
ACS Actividades de Construccion y Servicios, S.A.	0.7%
TDC A/S	0.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	0.7%
Gjensidige Forsikring ASA	0.7%
Veolia Environnement S.A.	0.7%
Telefonica Deutschland Holding AG	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned 20.22% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in the United Kingdom contributed to performance while its position in Singapore subtracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE Mid Cap Index
One Year	20.22%	20.00%	21.01%	19.92%
Three Year	7.48%	7.64%	7.49%	7.51%
Five Year	17.78%	17.75%	18.16%	17.66%
Since Inception[1]	5.96%	5.90%	6.07%	4.44%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	25.2%
Consumer Discretionary	19.8%
Financials	16.4%
Information Technology	10.1%
Materials	10.1%
Consumer Staples	7.0%
Health Care	3.3%
Utilities	2.2%
Telecommunication Services	2.1%
Energy	2.1%
Investment Companies	0.7%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Logitech International S.A.	1.0%
Intesa Sanpaolo SpA RSP	0.8%
Drillisch AG	0.6%
Unipol Gruppo Finanziario SpA	0.6%
Adelaide Brighton Ltd.	0.6%
China South City Holdings Ltd.	0.5%
Cable & Wireless Communications PLC	0.5%
Sonae	0.5%
Carillion PLC	0.5%
Clal Insurance Enterprise Holdings Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned 22.26% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in the United Kingdom contributed to performance while its position in Singapore contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE Small Cap Index
One Year	22.26%	22.44%	22.63%	23.26%
Three Year	11.31%	11.49%	11.47%	9.40%
Five Year	21.78%	21.67%	22.46%	21.70%
Since Inception[1]	7.02%	6.96%	7.38%	5.96%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	25.5%
Energy	20.5%
Materials	17.1%
Telecommunication Services	16.6%
Utilities	6.9%
Information Technology	5.5%
Industrials	2.8%
Consumer Discretionary	2.6%
Consumer Staples	2.0%
Health Care	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Gazprom OAO ADR	5.4%
China Construction Bank Corp. Class H	4.4%
Rosneft Oil Co. Reg S GDR	4.3%
Vale S.A.	3.4%
Industrial & Commercial Bank of China Class H	3.2%
MMC Norilsk Nickel OJSC ADR	2.7%
Lukoil OAO ADR	2.3%
Banco do Brasil S.A.	2.1%
Bank of China Ltd. Class H	2.1%
MTN Group Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -6.22% for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most significantly from its investment in South Africa. The Fund was impacted most negatively by its investment in Brazil.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
One Year	-6.22%	-6.98%	-5.14%	-1.43%
Three Year	-2.80%	-3.22%	-1.76%	-2.86%
Five Year	13.96%	13.62%	15.35%	14.48%
Since Inception[1]	3.57%	3.07%	4.60%	0.21%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	20.3%
Industrials	17.0%
Information Technology	15.2%
Consumer Discretionary	14.2%
Materials	12.6%
Consumer Staples	6.9%
Utilities	6.4%
Energy	2.6%
Health Care	2.3%
Investment Company	1.3%
Telecommunication Services	0.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Synnex Technology International Corp.	1.1%
Synthos S.A.	1.1%
Coronation Fund Managers Ltd.	1.0%
iPath MSCI India Index ETN	1.0%
Tauron Polska Energia S.A.	0.9%
Light S.A.	0.9%
Semirara Mining Corp.	0.8%
Advantech Co. Ltd.	0.7%
HAP Seng Consolidated Bhd	0.7%
Delta Electronics Thailand PCL	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned -6.08% for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in Taiwan contributed to performance while its position in Thailand subtracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets Small Cap Index
One Year	-6.08%	-6.58%	-5.55%	0.40%
Three Year	-1.11%	-1.14%	0.02%	-1.45%
Five Year	17.32%	17.43%	19.06%	19.70%
Since Inception[1]	1.83%	1.90%	2.97%	-0.30%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	57.8%
Telecommunication Services	22.5%
Industrials	10.5%
Materials	2.5%
Energy	2.4%
Utilities	1.2%
Consumer Discretionary	0.9%
Consumer Staples	0.9%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Industries Qatar QSC	7.2%
Qatar National Bank SAQ	6.9%
First Gulf Bank PJSC	6.1%
Maroc Telecom SA	5.6%
Mobile Telecommunications Co. KSC	5.3%
Orascom Telecom Media And Technology Holding SAE	4.1%
Emirates NBD PJSC	4.1%
Abu Dhabi Commercial Bank PJSC	3.8%
National Bank of Kuwait	3.4%
Telecom Egypt Co.	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 44.12% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in the United Arab Emirates was the greatest contributor to performance while its position in Jordan contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.88%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
One Year	44.12%	43.18%	45.74%	33.42%
Three Year	16.57%	15.91%	16.59%	9.66%
Five Year	18.26%	18.13%	19.80%	13.43%
Since Inception[1]	2.34%	2.14%	3.71%	-3.77%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	21.3%
Consumer Discretionary	18.9%
Consumer Staples	18.5%
Financials	16.7%
Health Care	9.1%
Materials	5.2%
Utilities	4.0%
Information Technology	3.9%
Energy	1.1%
Telecommunication Services	0.7%
Communications	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Banco Bilbao Vizcaya Argentaria S.A.	7.9%
Anheuser-Busch InBev N.V.	5.7%
Daimler AG	5.2%
Banco Santander S.A.	4.9%
Siemens AG	4.4%
Sanofi	4.0%
Unilever N.V.	3.9%
E.ON SE	3.8%
Bayerische Motoren Werke AG	3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned 15.73% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in Germany, which had strong positive returns. The Fund’s position in Portugal detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity/ Europe Hedged Equity Spliced Index[1]	MSCI EAFE Local Currency/ MSCI EMU Local Currency Spliced Index[2]
One Year	15.73%	15.31%	16.34%	23.95%
Three Year	8.69%	8.57%	9.12%	8.98%
Since Inception[3]	7.36%	7.45%	7.94%	7.69%
[1]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[2]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Financials	24.8%
Energy	22.8%
Telecommunication Services	15.3%
Materials	12.5%
Utilities	6.1%
Consumer Staples	5.8%
Industrials	5.0%
Consumer Discretionary	4.7%
Health Care	1.5%
Information Technology	0.8%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Statoil ASA	6.8%
Telecom Corp. of New Zealand Ltd.	3.5%
Gazprom OAO	2.7%
MTN Group Ltd.	2.5%
Telenor ASA	2.5%
Rosneft Oil Co. Reg S	2.3%
Vale SA	2.2%
Fletcher Building Ltd.	2.2%
Sasol Ltd.	2.0%
Auckland International Airport Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -0.22% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most significantly from its position in New Zealand. The Fund’s position in Chile created a drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[1]	S&P Developed ex-U.S. BMI Materials Sector/ MSCI ACWI ex-USA Spliced Index[2]
One Year	-0.22%	-0.27%	0.12%	12.31%
Three Year	1.19%	0.95%	1.58%	3.14%
Five Year	17.40%	17.00%	18.05%	19.90%
Since Inception[3]	5.76%	5.60%	6.42%	3.27%
[1]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[2]	S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Industry Breakdown† as of 3/31/14

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	46.8%
Metals & Mining	31.5%
Chemicals	10.3%
Energy Equipment & Services	5.8%
Food Products	4.5%
Investment Company	0.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
KGHM Polska Miedz S.A.	5.0%
MMC Norilsk Nickel OJSC ADR	3.2%
Total S.A.	2.6%
Eni SpA	2.4%
Crescent Point Energy Corp.	2.4%
Vale S.A.	2.2%
Statoil ASA	2.2%
BP PLC	2.1%
Royal Dutch Shell PLC Class A	2.0%
Woodside Petroleum Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -2.72% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most significantly from its investment in the United States of America. The Fund was impacted most negatively by its investment in Poland.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector/Global Natural Resources Spliced Index[1]	S&P Developed ex-U.S. BMI Energy Sector/ S&P Global Natural Resources Spliced Index[2]
One Year	-2.72%	-2.98%	-2.42%	2.46%
Three Year	-7.42%	-7.55%	-7.00%	-4.73%
Five Year	6.33%	6.38%	6.81%	9.38%
Since Inception[3]	1.22%	1.08%	1.59%	-0.41%
[1]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[2]	S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Industry Breakdown†

as of 3/31/14

Industry	% of Net Assets
Electric Utilities	41.8%
Water Utilities	26.7%
Independent Power Producers & Energy Traders	15.9%
Gas Utilities	14.4%
Investment Company	0.9%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
GDF Suez	2.9%
Veolia Environnement S.A.	2.8%
EDF S.A.	2.8%
Light S.A.	2.7%
PGE S.A.	2.7%
EDP-Energias de Portugal S.A.	2.4%
Suez Environnement Co.	2.4%
Centrais Eletricas Brasileiras S.A.	2.3%
E.ON SE	2.3%
RWE AG	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned 14.34% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most significantly from its investment in France. The Fund was impacted most negatively by its investment in Chile.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index	S&P Developed ex-U.S. BMI Utilities Sector Index[1]
One Year	14.34%	13.63%	14.49%	23.55%
Three Year	1.39%	1.23%	1.27%	2.34%
Five Year	6.56%	6.32%	6.51%	6.84%
Since Inception[2]	0.72%	0.56%	0.85%	-2.97%
[1]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.
[2]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	23

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 3/31/14

Industry	% of Net Assets
Diversified REITs	38.0%
Retail REITs	28.3%
Real Estate Development	16.8%
Real Estate Operating Companies	10.8%
Office REITs	4.4%
Specialized REITs	1.0%
Investment Company	0.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Unibail-Rodamco SE	3.9%
Cheung Kong Holdings Ltd.	3.8%
Sun Hung Kai Properties Ltd.	3.5%
Westfield Group	3.4%
Westfield Retail Trust	1.9%
Stockland	1.8%
Land Securities Group PLC	1.6%
British Land Co. PLC	1.5%
Klepierre	1.5%
Wharf Holdings Ltd.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned -2.70% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most from its position in the United Kingdom, which had positive performance. The Fund’s position in Hong Kong was a drag on the Fund’s performance as the country provided negative returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	Dow Jones Global ex-U.S. Select Real Estate Securities Index
One Year	-2.70%	-3.82%	-2.52%	0.75%
Three Year	4.63%	4.27%	4.77%	7.86%
Five Year	18.84%	18.49%	19.22%	20.80%
Since Inception[2]	-2.52%	-2.75%	-2.37%	-2.02%
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Energy	23.7%
Industrials	13.9%
Telecommunication Services	12.0%
Consumer Staples	11.1%
Materials	9.5%
Information Technology	8.8%
Consumer Discretionary	8.0%
Utilities	7.4%
Health Care	3.0%
Basic Materials	2.6%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
China Mobile Ltd.	7.2%
China Petroleum & Chemical Corp. Class H	5.6%
PetroChina Co., Ltd. Class H	4.7%
Tencent Holdings Ltd.	4.6%
China Shenhua Energy Co., Ltd. Class H	4.5%
Want Want China Holdings Ltd.	4.2%
CNOOC Ltd.	3.9%
Hengan International Group Co., Ltd.	3.3%
Lenovo Group Ltd.	2.6%
Citic Pacific Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree China Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index.

The Fund returned -1.32% at net asset value (“NAV”) for the fiscal year ending March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its investment in Industrials, which had positive performance. The Fund’s position in Energy detracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/14

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree China Dividend ex-Financials Index	MSCI China Index	FTSE China 25 Index
One Year	-1.32%	-1.39%	-1.40%	2.20%	0.73%
Since Inception[1]	1.56%	0.96%	1.65%	6.64%	4.41%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	25

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Consumer Staples	19.1%
Energy	17.3%
Financials	16.6%
Materials	11.9%
Health Care	11.1%
Industrials	6.1%
Telecommunication Services	5.6%
Utilities	5.2%
Consumer Discretionary	5.1%
Information Technology	1.4%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
AstraZeneca PLC	5.8%
Royal Dutch Shell PLC Class B	5.3%
BP PLC	5.2%
Royal Dutch Shell PLC Class A	5.1%
British American Tobacco PLC	4.7%
GlaxoSmithKline PLC	4.7%
HSBC Holdings PLC	4.3%
Rio Tinto PLC	3.9%
National Grid PLC	3.5%
BHP Billiton PLC	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The Fund returned 9.36% at net asset value (“NAV”) since its inception on June 28, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its position in Materials. The Fund’s position in Information Technology, though positive, contributed least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree United Kingdom Hedged Equity Index	MSCI United Kingdom Local Currency Index
Since Inception[1]	9.36%	8.04%	9.97%	8.58%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

26	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	26.1%
Consumer Discretionary	22.9%
Materials	11.8%
Consumer Staples	10.7%
Financials	10.6%
Information Technology	10.2%
Health Care	4.6%
Energy	1.2%
Utilities	0.5%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Minebea Co., Ltd.	0.7%
Azbil Corp.	0.6%
Iida Group Holdings Co., Ltd.	0.6%
SQUARE ENIX HOLDINGS Co., Ltd.	0.6%
Ube Industries, Ltd.	0.6%
UACJ Corp.	0.5%
Kaken Pharmaceutical Co., Ltd.	0.5%
Denki Kagaku Kogyo K.K.	0.5%
AUTOBACS SEVEN Co., Ltd.	0.5%
UNY Group Holdings Co., Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The Fund returned 11.37% at net asset value (“NAV”) since its inception on June 28, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its position in Industrials. The Fund’s position in Consumer Discretionary created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Hedged SmallCap Equity Index	MSCI Japan Small Cap Local Currency Index
Since Inception[1]	11.37%	10.30%	12.70%	12.85%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	27

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Consumer Staples	18.3%
Telecommunication Services	17.7%
Materials	14.2%
Financials	13.1%
Information Technology	9.7%
Energy	7.5%
Consumer Discretionary	7.5%
Industrials	5.4%
Investment Companies	2.6%
Utilities	1.8%
Health Care	1.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
MMC Norilsk Nickel OJSC	5.6%
Ambev SA	4.5%
MTN Group Ltd.	3.7%
Vodacom Group Ltd.	3.1%
iPath MSCI India Index ETN	2.6%
MegaFon OAO	2.5%
PetroChina Co., Ltd. Class H	2.3%
America Movil SAB de C.V.Series L	2.3%
Petroleo Brasileiro SA	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Growth Index.

The Fund returned -0.33% at net asset value (“NAV”) since its inception on August 1, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in Russia contributed to performance while its position in Thailand subtracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Dividend Growth Index	MSCI Emerging Markets Index
Since Inception[1]	-0.33%	-2.59%	0.18%	5.38%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

28	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Consumer Discretionary	32.2%
Consumer Staples	27.2%
Financials	18.0%
Telecommunication Services	10.8%
Utilities	3.9%
Industrials	3.8%
Investment Companies	2.0%
Health Care	1.7%
Energy	0.0%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd. Class H	3.9%
PT Astra International Tbk	3.8%
Ambev SA	3.4%
America Movil S.A.B de C.V.Series L	3.2%
Tata Motors Ltd.	2.7%
Dongfeng Motor Group Co., Ltd. Class H	2.7%
Fomento Economico Mexicano S.A.B de C.V.	2.6%
MTN Group Ltd.	2.5%
iPath MSCI India Index ETN	2.0%
PICC Property & Casualty Co., Ltd. Class H	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The Fund returned -0.63% at net asset value (“NAV”) since its inception on September 27, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund’s position in India contributed to performance while its position in Brazil subtracted from performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated September 19, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Consumer Growth Index	MSCI Emerging Markets Index
Since Inception[1]	-0.63%	-1.16%	-0.63%	0.14%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	29

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Consumer Discretionary	25.0%
Industrials	17.2%
Financials	14.0%
Materials	11.1%
Health Care	10.0%
Utilities	8.7%
Telecommunication Services	5.8%
Information Technology	4.9%
Consumer Staples	3.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Daimler AG	6.4%
Deutsche Telekom AG	5.8%
Bayerische Motoren Werke AG	5.7%
Siemens AG	5.5%
Bayer AG	5.1%
BASF SE	4.7%
E.ON SE	4.7%
Allianz SE	4.6%
Muenchener Rueckversicherungs- Gesellschaft AG	4.1%
RWE AG	3.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The Fund returned 7.88% at net asset value (“NAV”) since its inception on October 17, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited most from its position in Consumer Discretionary. The Fund’s position in Telecommunication Services, though positive, contributed the least to performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated October 3, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Germany Hedged Equity Index	MSCI Germany Local Currency Index
Since Inception[1]	7.88%	7.10%	8.10%	8.24%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

30	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

Sector Breakdown† as of 3/31/14

Sector	% of Net Assets
Industrials	23.9%
Information Technology	22.3%
Consumer Discretionary	20.1%
Materials	19.3%
Consumer Staples	7.0%
Energy	5.0%
Health Care	1.6%
Financials	0.8%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/14

Description	% of Net Assets
Samsung Electronics Co., Ltd.	11.0%
Hyundai Motor Co.	5.1%
LG Chem Ltd.	4.9%
Kia Motors Corp.	4.8%
Hyundai Mobis	4.8%
POSCO	4.8%
Hyundai Steel Co.	4.8%
KT&G Corp.	4.7%
SK Hynix, Inc.	4.5%
SK Holdings Co., Ltd.	3.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Korea Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Korea Hedged Equity Index.

The Fund returned -5.97% at net asset value (“NAV”) since its inception on November 7, 2013 through March 31, 2014 (for more complete performance information please see the chart below). The Fund benefited from its position in Consumer Staples. The Fund’s position in Materials created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated October 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/14

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Korea Hedged Equity Index	MSCI South Korea Local Currency Index
Since Inception[1]	-5.97%	-5.68%	-6.22%	-1.13%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on November 7, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	31

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 25 Index is a capitalization weighted index that is comprised of the 25 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, and Morocco, Tunisia and Lebanon.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI China Index is a capitalization weighted index that is comprised of stocks in China.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the 11 countries within EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization-weighted index that measures the performance of the German equity market and provides local currency returns, which are not translated back to U.S. dollars.

32	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (continued)

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI South Korea Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of the South Korean equity market and provides local currency returns, which are not translated back to U.S. dollars

The MSCI United Kingdom Local Currency Index is a capitalization-weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific eligibility requirements.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the financial sector.

The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree DEFA Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree DEFA Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend- paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

WisdomTree International Dividend and Sector Funds	33

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Equity Income Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree Global Equity Income Index is comprised of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Global ex-U.S. Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global ex-U.S. Utilities Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree Global Natural Resources Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree International Sector Indexes, which encompass Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree International SmallCap Dividend Index is comprised of the small- capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

34	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small capitalization companies in Japan.

The WisdomTree Korea Hedged Equity Index is designed to provide exposure to Korean equity markets while at the same time neutralizing exposure to fluctuations of the Korean Won movements relative to the U.S. dollar.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree International Dividend and Sector Funds	35

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/01/13 to 3/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Annualized Expense Ratio Based on the Period 10/01/13 to 3/31/14	Expenses Paid During the Period† 10/01/13 to 3/31/14
WisdomTree DEFA Fund
Actual	$1,000.00	$1,079.40	0.48%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,089.60	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,063.70	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,241.40	0.58%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,017.40	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Global ex-U.S. Dividend Growth Fund
Actual	$1,000.00	$1,049.70	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$992.00	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$994.50	0.48%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,028.50	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,075.40	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,099.20	0.58%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,080.50	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,095.70	0.58%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$960.60	0.63%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,002.20	0.63%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,247.40	0.88%	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,068.50	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

WisdomTree International Dividend and Sector Funds	37

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Annualized Expense Ratio Based on the Period 10/01/13 to 3/31/14	Expense Paid During the Period† 10/01/13 to 3/31/14
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$1,013.50	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$1,018.30	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$1,082.70	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$995.20	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree China Dividend ex-Financials Fund
Actual	$1,000.00	$984.20	0.63%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,050.60	0.48%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,036.80	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Emerging Markets Dividend Growth Fund
Actual	$1,000.00	$1,012.80	0.63%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$1,004.20	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Germany Hedged Equity Fund
Actual[1]	$1,000.00	$1,078.80	0.48%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Korea Hedged Equity Fund
Actual[2]	$1,000.00	$940.30	0.58%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

[1]

Fund commenced operations on October 17, 2013. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 166/365 (to reflect the period since commencement of operations).

[2]

Fund commenced operations on November 7, 2013. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 145/365 (to reflect the period since commencement of operations).

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 11.8%
Adelaide Brighton Ltd.	95,637	$355,451
AGL Energy Ltd.	26,118	367,469
ALS Ltd./Queensland	44,509	302,386
Amalgamated Holdings Ltd.	53,782	433,676
Amcor Ltd.	49,608	477,724
AMP Ltd.	162,603	750,529
Arrium Ltd.	155,658	194,767
Aurizon Holdings Ltd.	57,523	274,040
Australia & New Zealand Banking Group Ltd.	201,271	6,167,279
Bank of Queensland Ltd.	34,720	413,516
Bendigo and Adelaide Bank Ltd.	43,482	458,629
BHP Billiton Ltd.	157,283	5,316,516
Boral Ltd.	41,002	214,715
Bradken Ltd.	19,205	77,609
Brambles Ltd.	28,454	244,210
Brickworks Ltd.	34,398	452,721
Caltex Australia Ltd.	19,178	392,653
Coca-Cola Amatil Ltd.	45,522	465,379
Cochlear Ltd.	2,953	156,008
Commonwealth Bank of Australia	114,633	8,227,816
Computershare Ltd.	29,119	326,566
Crown Resorts Ltd.	14,335	220,953
CSL Ltd.	7,964	513,453
CSR Ltd.	115,902	377,057
David Jones Ltd.	66,624	200,689
Envestra Ltd.	349,213	364,127
Flight Centre Travel Group Ltd.	7,961	387,306
GUD Holdings Ltd.	40,519	204,675
GWA Group Ltd.	109,642	296,735
Harvey Norman Holdings Ltd.	94,669	289,555
Iluka Resources Ltd.	31,204	286,611
Incitec Pivot Ltd.	63,128	173,190
Insurance Australia Group Ltd.	111,805	577,199
IOOF Holdings Ltd.	37,705	309,280
Iress Ltd.	32,641	259,573
JB Hi-Fi Ltd.	20,004	347,638
Leighton Holdings Ltd.	14,469	283,098
Lend Lease Group	47,999	527,181
Macquarie Group Ltd.	15,536	834,166
Metcash Ltd.	79,040	191,937
Mineral Resources Ltd.	33,014	351,277
Monadelphous Group Ltd.	10,074	156,956
Myer Holdings Ltd.	80,487	166,357
National Australia Bank Ltd.	189,268	6,220,503
Navitas Ltd.	54,323	367,550
New Hope Corp., Ltd.	86,802	240,553
Orica Ltd.	17,939	363,794
Origin Energy Ltd.	49,294	652,884
OZ Minerals Ltd.	24,746	81,652
Perpetual Ltd.	7,508	347,940
Platinum Asset Management Ltd.	71,104	491,635
QBE Insurance Group Ltd.	40,579	482,169
Investments	Shares	Value

Ramsay Health Care Ltd.	10,081	$449,706
Rio Tinto Ltd.	15,988	941,714
Santos Ltd.	30,915	386,823
Seven West Media Ltd.	161,445	296,278
Sonic Healthcare Ltd.	22,422	358,902
Suncorp Group Ltd.	71,261	850,041
Sydney Airport	159,535	619,555
Tabcorp Holdings Ltd.	91,990	290,740
Tatts Group Ltd.	146,677	394,248
Telstra Corp., Ltd.	1,012,527	4,767,381
Toll Holdings Ltd.	55,346	266,747
Wesfarmers Ltd.	77,714	2,966,884
Westpac Banking Corp.	245,167	7,853,175
Woodside Petroleum Ltd.	43,540	1,574,654
Woolworths Ltd.	76,279	2,525,376
WorleyParsons Ltd.	9,839	138,066
Wotif.com Holdings Ltd.	26,547	65,203

Total Australia		67,382,845
Austria – 0.5%
Andritz AG	4,762	294,393
Oesterreichische Post AG	6,419	323,357
OMV AG	11,630	527,917
Raiffeisen Bank International AG	12,269	409,216
Strabag SE	7,026	182,051
Telekom Austria AG	22,450	223,275
Verbund AG	15,117	311,067
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,583	275,396
Voestalpine AG	2,260	99,379

Total Austria		2,646,051
Belgium – 1.4%
Ageas	8,047	358,731
Anheuser-Busch InBev N.V.	36,229	3,799,871
Belgacom S.A.	47,282	1,481,232
Colruyt S.A.	5,254	289,653
Delhaize Group S.A.	2,138	156,322
Elia System Operator S.A./N.V.	6,863	346,812
EVS Broadcast Equipment S.A.	2,417	156,668
NV Bekaert S.A.	8,140	331,969
Solvay S.A.	2,257	354,465
UCB S.A.	7,014	561,849
Umicore S.A.	7,058	359,827

Total Belgium		8,197,399
Denmark – 1.0%
Carlsberg A/S Class B	1,591	158,307
Chr Hansen Holding A/S	7,688	305,136
Coloplast A/S Class B	5,708	462,056
D/S Norden A/S	5,047	215,222
FLSmidth & Co. A/S	2,117	106,846
H. Lundbeck A/S	8,928	275,240
Novo Nordisk A/S Class B	58,279	2,655,207
Novozymes A/S Class B	5,821	256,072
Pandora A/S	3,172	209,925

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

TDC A/S	67,063	$620,243
Tryg A/S	4,620	457,139

Total Denmark		5,721,393
Finland – 1.2%
Elisa Oyj*	12,334	355,116
Fortum Oyj	56,033	1,274,253
Kone Oyj Class B	12,780	536,171
Konecranes Oyj	6,494	207,022
Metso Oyj	7,090	231,885
Neste Oil Oyj	18,558	378,548
Nokian Renkaat Oyj	3,804	153,878
Orion Oyj Class B	11,645	351,649
Pohjola Bank PLC Class A	19,618	436,131
Sampo Class A	20,619	1,069,942
Sanoma Oyj	33,200	231,535
Stora Enso Oyj Class R	42,450	454,304
UPM-Kymmene Oyj	40,304	689,363
Wartsila Oyj Abp	4,159	226,018
YIT Oyj	7,824	83,356

Total Finland		6,679,171
France – 11.8%
Accor S.A.	8,684	444,817
Aeroports de Paris	3,158	393,946
Air Liquide S.A.	7,592	1,028,788
Alstom S.A.	8,933	244,022
Arkema S.A.	1,901	215,368
AXA S.A.	98,595	2,563,537
BNP Paribas S.A.	39,021	3,011,180
Bourbon S.A.	4,311	141,708
Bouygues S.A.	23,164	966,553
Bureau Veritas S.A.	9,268	284,277
Cap Gemini S.A.	5,245	397,229
Carrefour S.A.	29,140	1,128,357
Casino Guichard Perrachon S.A.	4,419	526,096
Christian Dior S.A.	2,418	465,732
Cie Generale des Etablissements Michelin	5,231	654,490
CNP Assurances	41,209	872,959
Compagnie de Saint-Gobain	19,721	1,191,863
Danone S.A.	16,075	1,137,235
Edenred	7,691	241,418
EDF S.A.	116,876	4,625,536
Eiffage S.A.	3,101	232,161
Essilor International S.A.	1,799	181,497
Euler Hermes S.A.	1,873	236,462
Eutelsat Communications S.A.	6,793	230,784
GDF Suez	208,384	5,703,894
Hermes International	563	187,471
Imerys S.A.	3,082	274,193
Kering	2,037	415,650
Klepierre	10,502	470,128
Lafarge S.A.	2,382	186,146
Lagardere SCA	7,659	304,224
Legrand S.A.	4,423	274,899
Investments	Shares	Value

L’Oreal S.A.	10,353	$1,708,001
LVMH Moet Hennessy Louis Vuitton S.A.	11,835	2,152,313
Metropole Television S.A.	22,696	493,923
Natixis	117,762	865,250
Neopost S.A.	3,036	239,848
Nexity S.A.	4,714	202,254
Orange S.A.	250,632	3,703,047
Pernod-Ricard S.A.	5,217	607,583
Publicis Groupe S.A.	5,429	490,703
Rallye S.A.	7,418	346,589
Renault S.A.	9,277	901,926
Rexel S.A.	9,569	251,174
Safran S.A.	7,985	553,458
Sanofi	41,541	4,332,973
Schneider Electric S.A.	18,186	1,612,923
SCOR SE	12,921	452,332
Societe BIC S.A.	3,127	410,938
Societe Generale S.A.	10,955	674,988
Societe Television Francaise 1	20,560	340,042
Sodexo	4,145	434,919
Suez Environnement Co.	32,662	663,767
Technip S.A.	2,665	275,147
Thales S.A.	7,874	522,323
Total S.A.	132,876	8,717,287
Unibail-Rodamco SE	3,624	941,515
Valeo S.A.	4,599	648,119
Vallourec S.A.	6,329	343,727
Veolia Environnement S.A.	29,028	574,512
Vinci S.A.	25,839	1,919,875
Vivendi S.A.	92,369	2,574,158

Total France		67,188,234
Germany – 8.6%
Adidas AG	3,798	411,125
Allianz SE	15,852	2,680,751
Axel Springer SE	3,159	202,260
BASF SE	28,446	3,163,115
Bayer AG	17,315	2,343,006
Bayerische Motoren Werke AG	21,259	2,684,485
Beiersdorf AG	4,420	431,304
Bilfinger SE	3,904	495,507
Brenntag AG	1,468	272,433
Celesio AG	7,907	270,375
Continental AG	4,578	1,097,244
Daimler AG	46,518	4,397,539
Deutsche Bank AG	16,950	758,659
Deutsche Boerse AG	7,235	576,061
Deutsche Post AG	37,562	1,396,232
Deutsche Telekom AG	318,502	5,149,180
E.ON SE	152,865	2,989,636
Fielmann AG	3,640	489,291
Fraport AG Frankfurt Airport Services Worldwide	3,180	237,637
Freenet AG*	17,538	613,600
Fresenius Medical Care AG & Co. KGaA	4,370	305,062

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

Fresenius SE & Co. KGaA	2,339	$366,215
GEA Group AG	6,032	275,845
Hannover Rueckversicherung AG	5,219	467,047
Henkel AG & Co. KGaA	4,773	479,893
Hugo Boss AG	3,543	471,614
Infineon Technologies AG	19,256	229,886
K+S AG	8,120	266,859
Kabel Deutschland Holding AG	3,618	497,205
Linde AG	3,382	676,812
MAN SE	3,160	402,862
Merck KGaA	3,738	629,819
MLP AG	49,093	326,133
Muenchener Rueckversicherungs AG	7,648	1,671,779
Rheinmetall AG	3,959	278,554
RWE AG	44,572	1,809,767
SAP AG	14,985	1,213,574
Siemens AG	30,793	4,146,431
SMA Solar Technology AG	2,503	132,816
Suedzucker AG	11,667	332,455
Symrise AG	5,435	271,616
Talanx AG	11,711	421,433
Telefonica Deutschland Holding AG	80,499	641,944
United Internet AG Registered Shares	230	10,805
Volkswagen AG	6,490	1,645,851
Wacker Chemie AG	1,868	228,184
Wincor Nixdorf AG	2,130	153,095

Total Germany		49,012,996
Hong Kong – 5.1%
AIA Group Ltd.	129,565	614,666
Bank of East Asia Ltd.	71,258	278,343
BOC Hong Kong Holdings Ltd.	488,944	1,393,012
Cheung Kong Holdings Ltd.	62,000	1,027,865
China Merchants Holdings International Co., Ltd.	113,431	389,702
China Mobile Ltd.	880,981	8,063,587
China Overseas Land & Investment Ltd.	201,175	521,283
China Resources Enterprise Ltd.	37,812	106,752
China Resources Power Holdings Co., Ltd.	166,000	432,278
China Unicom Hong Kong Ltd.	393,588	517,542
CITIC Pacific Ltd.	183,000	324,618
CLP Holdings Ltd.	88,500	667,425
CNOOC Ltd.	1,570,700	2,360,996
Fosun International Ltd.	258,000	324,286
Hang Lung Group Ltd.	24,000	120,819
Hang Lung Properties Ltd.	103,000	296,105
Hang Seng Bank Ltd.	87,300	1,389,903
Henderson Land Development Co., Ltd.	49,500	288,753
HKT Trust and HKT Ltd.	418,025	440,818
Hong Kong & China Gas Co., Ltd.	185,244	404,062
Hong Kong Exchanges and Clearing Ltd.	16,400	248,631
Hutchison Whampoa Ltd.	107,000	1,416,634
Hysan Development Co., Ltd.	102,000	443,790
Lenovo Group Ltd.	235,003	259,632
MTR Corp., Ltd.	172,000	636,376
Investments	Shares	Value

New World Development Co., Ltd.	232,000	$233,284
PCCW Ltd.	445,088	223,202
Power Assets Holdings Ltd.	81,500	706,567
Shanghai Industrial Holdings Ltd.	46,000	153,293
Shenzhen Investment Ltd.	480,000	155,317
Shougang Fushan Resources Group Ltd.	732,698	222,915
Sino Land Co., Ltd.	232,400	341,542
Sino-Ocean Land Holdings Ltd.	282,000	154,141
Sinotruk Hong Kong Ltd.	155,000	83,724
SJM Holdings Ltd.	205,760	578,257
Sun Art Retail Group Ltd.	174,500	219,333
Sun Hung Kai Properties Ltd.	98,000	1,200,198
Swire Properties Ltd.	141,000	401,712
Television Broadcasts Ltd.	45,800	274,255
Wharf Holdings Ltd.	89,000	569,082
Wheelock & Co., Ltd.	87,000	339,833

Total Hong Kong		28,824,533
Ireland – 0.3%
CRH PLC	32,822	913,559
DCC PLC	7,056	383,487
Dragon Oil PLC	19,205	175,756
Kerry Group PLC Class A	4,074	311,127

Total Ireland		1,783,929
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	456,914	813,115
Clal Insurance Enterprise Holdings Ltd.*	14,070	278,808
Delek Automotive Systems Ltd.	22,391	236,346
Gazit-Globe Ltd.	19,557	252,157
Israel Chemicals Ltd.	90,414	789,858
Teva Pharmaceutical Industries Ltd.	27,952	1,442,389

Total Israel		3,812,673
Italy – 3.7%
A2A SpA	218,019	282,756
ACEA SpA	22,752	336,784
Assicurazioni Generali SpA	19,146	426,957
Atlantia SpA	37,079	953,092
Banca Generali SpA	17,448	575,942
Enel Green Power SpA	80,474	226,041
Enel SpA	503,032	2,848,091
Eni SpA	226,588	5,686,889
ERG SpA	26,174	423,873
Gtech SpA	15,129	459,776
Hera SpA	106,629	311,558
Intesa Sanpaolo SpA	531,430	1,801,810
Iren SpA	106,958	193,113
Luxottica Group SpA	3,439	198,977
MARR SpA	15,034	294,647
Mediolanum SpA	52,857	499,024
Parmalat SpA	88,840	306,354
Pirelli & C. SpA	21,018	330,236
Snam SpA	229,620	1,345,013
Societa Iniziative Autostradali e Servizi SpA	43,957	528,896

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

Telecom Italia SpA RSP	615,435	$575,944
Terna Rete Elettrica Nazionale SpA	120,482	645,619
Tod’s SpA	1,692	219,791
UniCredit SpA	119,917	1,095,777
Unione di Banche Italiane SCPA	30,089	283,656

Total Italy		20,850,616
Japan – 10.7%
Aeon Co., Ltd.	23,000	259,737
Airport Facilities Co., Ltd.	9,000	66,592
Aisin Seiki Co., Ltd.	9,500	343,618
Ajinomoto Co., Inc.	18,000	257,805
ANA Holdings, Inc.	191,000	413,585
Aozora Bank Ltd.	140,000	399,670
Asahi Glass Co., Ltd.	49,000	284,527
Asahi Group Holdings Ltd.	11,400	319,800
Asahi Kasei Corp.	38,000	259,028
Astellas Pharma, Inc.	63,000	748,769
Azbil Corp.	4,900	121,233
Bank of Yokohama Ltd. (The)	90,000	450,066
Bridgestone Corp.	12,200	433,578
Brother Industries Ltd.	13,500	189,159
Canon, Inc.	54,000	1,673,195
Central Japan Railway Co.	3,200	374,734
Chiba Bank Ltd. (The)	56,000	345,837
Chugai Pharmaceutical Co., Ltd.	9,000	230,276
Chugoku Electric Power Co., Inc. (The)	19,200	268,280
Coca-Cola West Co., Ltd.	18,000	314,784
Dai Nippon Printing Co., Ltd.	6,000	57,620
Daihatsu Motor Co., Ltd.	14,300	253,133
Dai-ichi Life Insurance Co., Ltd. (The)	23,033	335,481
Daiichi Sankyo Co., Ltd.	22,600	381,403
Daikin Industries Ltd.	4,900	275,106
Dainippon Sumitomo Pharma Co., Ltd.	19,600	312,123
Daito Trust Construction Co., Ltd.	3,800	352,418
Daiwa House Industry Co., Ltd.	15,000	255,037
Daiwa Securities Group, Inc.	23,000	200,553
Denso Corp.	11,300	542,918
East Japan Railway Co.	4,800	354,506
Eisai Co., Ltd.	11,700	456,480
Electric Power Development Co., Ltd.	3,800	107,559
FANUC Corp.	3,300	583,352
Fast Retailing Co., Ltd.	1,200	436,199
Fuji Heavy Industries Ltd.	4,000	108,443
FUJIFILM Holdings Corp.	10,300	277,140
Higashi-Nippon Bank Ltd. (The)	188,000	463,679
Hino Motors Ltd.	26,200	389,496
Hitachi Chemical Co., Ltd.	10,500	143,249
Hitachi Ltd.	54,000	399,553
Hokuriku Electric Power Co.	13,600	176,826
Honda Motor Co., Ltd.	38,900	1,372,652
Hoya Corp.	28,800	898,523
Ibiden Co., Ltd.	4,100	80,977
Idemitsu Kosan Co., Ltd.	11,400	234,564
Investments	Shares	Value

Isuzu Motors Ltd.	29,000	$166,985
ITOCHU Corp.	53,700	628,851
Japan Airlines Co., Ltd.	8,600	424,217
Japan Tobacco, Inc.	36,144	1,137,122
JFE Holdings, Inc.	14,700	277,342
JGC Corp.	6,000	209,157
JSR Corp.	10,700	198,758
JX Holdings, Inc.	105,279	508,071
Kajima Corp.	49,000	172,239
Kao Corp.	4,700	166,897
Kawasaki Heavy Industries Ltd.	50,000	184,493
KDDI Corp.	16,002	928,562
Keikyu Corp.	19,000	160,509
Kikkoman Corp.	12,000	226,868
Kintetsu Corp.	100,000	356,363
Kirin Holdings Co., Ltd.	13,000	180,512
Kokuyo Co., Ltd.	5,000	36,656
Komatsu Ltd.	21,800	452,575
Konami Corp.	7,000	162,111
Konica Minolta, Inc.	17,500	163,640
Kubota Corp.	8,000	106,190
Kuraray Co., Ltd.	14,500	166,141
Kyocera Corp.	6,700	302,715
Kyowa Hakko Kirin Co., Ltd.	22,000	234,986
Lawson, Inc.	4,200	297,713
LIXIL Group Corp.	11,000	303,986
Makita Corp.	6,000	330,339
Marubeni Corp.	42,000	282,624
Marui Group Co., Ltd.	19,400	166,714
Medipal Holdings Corp.	17,200	263,549
Mie Bank Ltd. (The)	161,000	361,130
Mitsubishi Chemical Holdings Corp.	24,600	102,475
Mitsubishi Corp.	43,100	801,860
Mitsubishi Electric Corp.	29,000	327,213
Mitsubishi Estate Co., Ltd.	14,000	332,514
Mitsubishi Heavy Industries Ltd.	52,000	301,442
Mitsubishi Tanabe Pharma Corp.	15,400	215,781
Mitsubishi UFJ Financial Group, Inc.	308,600	1,699,045
Mitsui & Co., Ltd.	53,700	760,774
Mitsui Chemicals, Inc.	40,000	98,267
Mitsui Fudosan Co., Ltd.	4,000	122,309
Mizuho Financial Group, Inc.	760,600	1,506,650
Morinaga & Co., Ltd.	195,000	427,926
MS&AD Insurance Group Holdings	15,230	349,602
Murata Manufacturing Co., Ltd.	1,700	160,698
Nidec Corp.	4,000	243,880
Nikon Corp.	8,200	132,334
Nippon Electric Glass Co., Ltd.	10,000	51,561
Nippon Express Co., Ltd.	39,000	191,241
Nippon Steel & Sumitomo Metal Corp.	130,000	355,974
Nippon Telegraph & Telephone Corp.	41,200	2,247,927
Nippon Yusen K.K.	49,000	142,739
Nissan Chemical Industries Ltd.	15,500	233,136
Nissan Motor Co., Ltd.	115,900	1,035,374

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

Nisshin Seifun Group, Inc.	550	$6,056
Nissin Foods Holdings Co., Ltd.	4,900	221,484
Nitto Denko Corp.	5,200	249,535
NKSJ Holdings, Inc.	18,200	468,674
Nomura Holdings, Inc.	31,400	201,843
Nomura Research Institute Ltd.	300	9,497
NSK Ltd.	14,000	144,371
NTT DOCOMO, Inc.	163,755	2,588,660
Odakyu Electric Railway Co., Ltd.	28,000	241,705
Oji Holdings Corp.	44,000	197,388
Oracle Corp.	2,800	127,106
Oriental Land Co., Ltd.	1,900	289,654
Osaka Gas Co., Ltd.	49,000	186,037
Park24 Co., Ltd.	12,500	238,141
Resona Holdings, Inc.	88,800	430,268
Ricoh Co., Ltd.	29,400	339,719
Ryosan Co., Ltd.	4,900	103,676
SAIBU GAS Co., Ltd.	49,000	124,183
Sankyo Co., Ltd.	4,400	185,639
Secom Co., Ltd.	1,600	92,379
Sega Sammy Holdings, Inc.	11,500	258,174
Sekisui House Ltd.	23,800	296,041
Seven & I Holdings Co., Ltd.	13,100	501,689
Shin-Etsu Chemical Co., Ltd.	5,100	292,079
Shionogi & Co., Ltd.	4,100	76,160
Shiseido Co., Ltd.	10,700	188,680
Shizuoka Bank Ltd. (The)	35,000	342,234
Showa Shell Sekiyu K.K.	27,100	242,620
SMC Corp.	1,000	264,359
SoftBank Corp.	9,800	742,244
Sony Corp.	18,300	350,416
Sony Financial Holdings, Inc.	11,978	196,561
Sumitomo Bakelite Co., Ltd.	48,000	185,037
Sumitomo Corp.	41,000	522,727
Sumitomo Electric Industries Ltd.	19,200	286,364
Sumitomo Metal Mining Co., Ltd.	17,000	213,934
Sumitomo Mitsui Financial Group, Inc.	38,300	1,639,702
Sumitomo Mitsui Trust Holdings, Inc.	80,070	362,311
Sumitomo Realty & Development Co., Ltd.	5,000	196,242
T&D Holdings, Inc.	22,600	269,264
Taisei Corp.	54,000	241,725
Takeda Pharmaceutical Co., Ltd.	29,100	1,382,310
TDK Corp.	3,200	133,922
Tokio Marine Holdings, Inc.	9,300	279,763
Tokyo Electron Ltd.	4,700	288,659
Tokyo Gas Co., Ltd.	49,000	249,318
TOKYU Corp.	6,000	36,763
TonenGeneral Sekiyu K.K.	6,000	53,076
Toppan Printing Co., Ltd.	36,000	258,329
TORAY INDUSTRIES, Inc.	33,000	218,537
Toshiba Corp.	44,000	186,707
Toyota Motor Corp.	52,600	2,975,653
Toyota Tsusho Corp.	13,800	351,080
Trend Micro, Inc.	10,000	310,239
Investments	Shares	Value

USS Co., Ltd.	24,260	$341,338
West Japan Railway Co.	2,720	111,299
Yahoo! Japan Corp.	43,310	212,797
Yakult Honsha Co., Ltd.	4,000	201,194
Yamato Holdings Co., Ltd.	19,500	421,110

Total Japan		60,728,672
Netherlands – 1.9%
Aegon N.V.	71,029	652,279
Airbus Group N.V.	9,628	689,896
Akzo Nobel N.V.	6,851	559,273
ASML Holding N.V.	995	92,196
Delta Lloyd N.V.	20,079	556,937
Fugro N.V.	3,135	192,859
Heineken Holding N.V.	6,804	439,482
Heineken N.V.	10,164	707,711
Kas Bank N.V.	33,536	463,596
Koninklijke Ahold N.V.	31,132	625,594
Koninklijke Boskalis Westminster N.V.	5,374	296,046
Koninklijke DSM N.V.	5,674	389,563
Koninklijke Philips N.V.	25,959	912,517
Randstad Holding N.V.	7,327	429,234
Reed Elsevier N.V.	33,867	732,131
STMicroelectronics N.V.	23,694	219,450
Unilever N.V.	50,219	2,065,009
Wolters Kluwer N.V.	15,240	430,173
Ziggo N.V.	10,007	444,797

Total Netherlands		10,898,743
New Zealand – 0.3%
Auckland International Airport Ltd.*	92,241	304,960
Fisher & Paykel Healthcare Corp., Ltd.	94,646	349,049
Fletcher Building Ltd.	20,161	166,550
Sky Network Television Ltd.	56,361	305,670
Telecom Corp. of New Zealand Ltd.	175,934	372,507
Vector Ltd.	177,630	374,556

Total New Zealand		1,873,292
Norway – 1.7%
Aker ASA Class A	8,931	288,648
Aker Solutions ASA	18,155	282,769
Atea ASA	16,644	182,785
DNB ASA	30,573	531,589
Fred Olsen Energy ASA	3,936	131,484
Gjensidige Forsikring ASA	37,719	767,352
Norsk Hydro ASA	81,628	406,978
Orkla ASA	56,567	482,332
SpareBank 1 SMN	27,678	248,485
Statoil ASA	153,636	4,336,774
Telenor ASA	69,461	1,539,568
Yara International ASA	18,534	819,117

Total Norway		10,017,881
Portugal – 0.5%
EDP-Energias de Portugal S.A.	274,528	1,275,479
Galp Energia, SGPS, S.A.	10,295	177,860

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

Jeronimo Martins, SGPS, S.A.	13,235	$222,177
Mota-Engil, SGPS, S.A.	2,416	19,646
Portugal Telecom, SGPS, S.A.	83,213	354,043
Sonae	311,334	585,287
ZON OPTIMUS, SGPS, S.A.	5,906	46,397

Total Portugal		2,680,889
Singapore – 2.1%
CitySpring Infrastructure Trust	285,960	106,876
ComfortDelGro Corp., Ltd.	293,000	462,491
DBS Group Holdings Ltd.	63,000	810,075
Global Premium Hotels Ltd.	2,003,000	525,617
Hutchison Port Holdings Trust Class U	605,036	393,273
Jardine Cycle & Carriage Ltd.	11,000	396,509
Keppel Corp., Ltd.	147,100	1,273,841
Keppel Land Ltd.	117,000	312,608
K-Green Trust	910,414	752,917
M1 Ltd.	166,000	458,049
Oversea-Chinese Banking Corp., Ltd.	130,000	983,102
Saizen REIT	233,930	165,558
SATS Ltd.	43,000	103,948
Sembcorp Industries Ltd.	49,000	213,916
SembCorp Marine Ltd.	6,000	19,323
Singapore Airlines Ltd.	11,000	91,583
Singapore Exchange Ltd.	48,000	264,896
Singapore Post Ltd.	389,000	420,691
Singapore Press Holdings Ltd.	29,000	96,855
Singapore Technologies Engineering Ltd.	111,000	337,180
Singapore Telecommunications Ltd.	627,000	1,819,848
StarHub Ltd.	111,000	370,721
Tiong Seng Holdings Ltd.	1,501,000	232,750
United Overseas Bank Ltd.	48,000	826,369
Venture Corp., Ltd.	28,000	166,101
Wilmar International Ltd.	137,000	376,939

Total Singapore		11,982,036
Spain – 5.4%
Abertis Infraestructuras, S.A.	34,280	783,109
Acerinox S.A.	16,922	271,943
ACS Actividades de Construccion y Servicios, S.A.	17,776	698,611
Amadeus IT Holding S.A. Class A	11,767	488,969
Atresmedia Corp de Medios de Comunicaion S.A.*	3,369	51,866
Banco Bilbao Vizcaya Argentaria S.A.	312,107	3,750,147
Banco de Sabadell S.A.	85,318	263,636
Banco Santander S.A.	1,181,524	11,270,398
Bolsas y Mercados Espanoles S.A.	10,814	440,201
CaixaBank	385,371	2,480,412
Duro Felguera S.A.	22,822	156,328
Enagas S.A.	12,883	391,963
Ferrovial S.A.	72,345	1,567,931
Gas Natural SDG S.A.	52,211	1,468,699
Iberdrola S.A.	246,585	1,725,107
Inditex S.A.	10,755	1,614,233
Investments	Shares	Value

Indra Sistemas S.A.	13,505	$271,474
Mapfre S.A.	122,223	515,469
Obrascon Huarte Lain S.A.	10,296	447,709
Red Electrica Corp. S.A.	4,943	401,949
Repsol S.A.	39,307	1,003,589
Tecnicas Reunidas S.A.	3,345	189,043
Zardoya Otis S.A.	27,207	463,476

Total Spain		30,716,262
Sweden – 3.9%
Alfa Laval AB	14,713	397,351
Assa Abloy AB Class B	817	43,424
Atlas Copco AB Class A	14,114	406,426
Atlas Copco AB Class B	17,494	478,123
Axfood AB	9,039	499,103
Axis Communications AB	5,251	179,473
BillerudKorsnas AB	26,328	363,436
Boliden AB	27,326	414,723
Electrolux AB Series B	14,117	307,443
Fabege AB	22,246	289,589
Getinge AB Class B	12,294	343,778
Hennes & Mauritz AB Class B	70,793	3,013,607
Hexagon AB Class B	13,601	461,300
Husqvarna AB Class B	28,720	200,221
Investment AB Latour Class B	18,329	553,244
NCC AB Class B	9,659	348,904
Nordea Bank AB	147,245	2,084,829
Peab AB	64,555	455,421
Ratos AB Class B	17,255	159,681
Sandvik AB	36,057	508,581
Scania AB Class B	12,050	353,496
Securitas AB Class B	26,462	305,901
Skandinaviska Enskilda Banken AB Class A	70,257	962,796
Skanska AB Class B	26,316	618,980
SKF AB Class B	13,931	356,034
Svenska Cellulosa AB Class B	8,762	257,446
Svenska Handelsbanken AB Class A	20,815	1,042,749
Swedbank AB Class A	51,088	1,368,692
Swedish Match AB	8,117	264,785
Tele2 AB Class B	48,286	598,031
Telefonaktiebolaget LM Ericsson Class B	108,198	1,438,513
TeliaSonera AB	231,694	1,743,901
Trelleborg AB Class B	24,922	502,011
Volvo AB Class A	41,008	659,690
Volvo AB Class B	10,823	171,604

Total Sweden		22,153,286
Switzerland – 7.2%
ABB Ltd.*	64,567	1,666,528
Actelion Ltd.*	4,929	467,037
Adecco S.A.*	6,969	580,257
Baloise Holding AG	8,585	1,080,718
Cie Financiere Richemont S.A.	4,408	421,164
Clariant AG*	26,473	514,865
Geberit AG	1,579	517,485

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value

Givaudan S.A.*	316	$489,016
Helvetia Holding AG	942	482,810
Holcim Ltd.*	5,351	443,418
Julius Baer Group Ltd.*	9,950	441,884
Kuehne + Nagel International AG	3,151	441,251
Logitech International S.A.	31,958	477,552
Nestle S.A.	99,300	7,481,083
Novartis AG	84,258	7,153,846
Partners Group Holding AG	189	53,147
Roche Holding AG	5,635	1,682,494
Roche Holding AG – Genusschein	19,587	5,875,989
Schindler Holding AG Participating Shares	2,737	403,726
Sulzer AG	1,375	189,124
Swatch Group AG (The)	3,984	462,286
Swiss Life Holding AG*	2,327	571,641
Swiss Re AG*	35,485	3,292,009
Swisscom AG	2,299	1,413,208
Syngenta AG	2,294	868,154
UBS AG*	30,070	621,586
Zurich Insurance Group AG*	9,009	2,767,921

Total Switzerland		40,860,199
United Kingdom – 19.5%
Aberdeen Asset Management PLC	35,720	232,426
Admiral Group PLC	4,522	107,655
AMEC PLC	20,698	387,165
Amlin PLC	66,291	535,234
Anglo American PLC	57,074	1,452,479
Antofagasta PLC	22,846	318,223
ARM Holdings PLC	17,042	283,547
Ashmore Group PLC	43,780	242,247
Associated British Foods PLC	12,604	584,365
AstraZeneca PLC	72,031	4,655,153
Aviva PLC	153,466	1,220,409
Babcock International Group PLC	30,262	679,579
BAE Systems PLC	140,197	968,107
Balfour Beatty PLC	113,237	565,594
Barclays PLC	333,369	1,297,182
Berendsen PLC	28,379	528,949
BG Group PLC	58,624	1,092,189
BHP Billiton PLC	92,950	2,857,492
BP PLC	1,003,109	8,027,200
British American Tobacco PLC	79,130	4,400,245
British Land Co. PLC	12,104	131,972
British Sky Broadcasting Group PLC	70,257	1,069,387
BT Group PLC	246,352	1,558,628
Burberry Group PLC	14,353	333,804
Cable & Wireless Communications PLC	55,721	48,863
Capita PLC	22,659	414,024
Carillion PLC	37,674	227,114
Carnival PLC	4,965	189,056
Centrica PLC	200,537	1,102,270
Close Brothers Group PLC	26,803	630,947
Compass Group PLC	29,488	449,822
Investments	Shares	Value

Croda International PLC	8,529	$362,019
Daily Mail & General Trust PLC Class A	25,405	368,056
Darty PLC	108,615	212,766
De La Rue PLC	26,644	361,797
Diageo PLC	62,217	1,930,324
Direct Line Insurance Group PLC	118,538	469,349
Drax Group PLC	45,999	587,424
easyJet PLC	14,054	401,827
Electrocomponents PLC	39,790	187,731
Fidessa Group PLC	7,664	324,153
Fresnillo PLC	32,141	451,980
G4S PLC	58,405	235,148
GKN PLC	61,828	402,308
GlaxoSmithKline PLC	226,298	6,004,296
Halfords Group PLC	28,568	219,942
Hammerson PLC	35,852	331,129
Hays PLC	186,005	449,642
HSBC Holdings PLC	832,095	8,427,406
ICAP PLC	36,424	229,295
IG Group Holdings PLC	28,870	302,020
IMI PLC	3,553	86,363
Imperial Tobacco Group PLC	47,383	1,914,039
Inchcape PLC	32,446	349,437
Inmarsat PLC	18,124	219,515
InterContinental Hotels Group PLC	2,730	87,704
Intertek Group PLC	4,628	237,022
Investec PLC	28,487	230,242
ITV PLC	183,974	587,354
J. Sainsbury PLC	96,390	507,962
John Wood Group PLC	25,544	326,632
Johnson Matthey PLC	6,771	369,239
Kingfisher PLC	76,948	540,588
Ladbrokes PLC	75,563	170,066
Legal & General Group PLC	241,227	823,225
London Stock Exchange Group PLC	18,457	606,181
Man Group PLC	301,939	509,418
Marks & Spencer Group PLC	77,751	585,246
Marston’s PLC	10,709	25,709
Meggitt PLC	35,003	280,047
Melrose Industries PLC	84,632	418,909
Mondi PLC	19,332	338,086
Moneysupermarket.com Group PLC	106,493	332,177
N. Brown Group PLC	32,240	307,175
National Grid PLC	182,842	2,505,662
Next PLC	2,114	232,607
Old Mutual PLC	178,347	597,933
Pearson PLC	31,260	553,984
Premier Farnell PLC	33,718	131,482
Prudential PLC	65,704	1,389,495
Reckitt Benckiser Group PLC	26,261	2,139,579
Reed Elsevier PLC	20,519	313,348
Rexam PLC	31,551	256,058
Rio Tinto PLC	57,665	3,208,546
Royal Dutch Shell PLC Class A	201,489	7,359,841

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (concluded)

WisdomTree DEFA Fund (DWM)

March 31, 2014

Investments	Shares	Value
Royal Dutch Shell PLC Class B	118,859	$4,637,836
SABMiller PLC	29,106	1,453,296
Sage Group PLC (The)	57,493	400,747
Segro PLC	86,815	480,516
Severn Trent PLC	13,763	418,287
Smith & Nephew PLC	18,588	281,690
Smiths Group PLC	16,631	352,679
SSE PLC	49,438	1,210,758
Standard Chartered PLC	85,844	1,793,944
Standard Life PLC	87,259	549,164
TalkTalk Telecom Group PLC	77,966	416,329
Tate & Lyle PLC	4,376	48,697
Tesco PLC	344,539	1,696,772
TUI Travel PLC	25,859	188,825
Tullow Oil PLC	8,584	107,116
Unilever PLC	34,556	1,475,393
United Utilities Group PLC	41,038	539,122
Vedanta Resources PLC	14,670	220,603
Vodafone Group PLC	1,545,599	5,676,571
Weir Group PLC (The)	9,815	414,968
WH Smith PLC	21,976	440,747
Whitbread PLC	7,406	513,879
William Hill PLC	54,265	308,496
WM Morrison Supermarkets PLC	93,123	330,683

Total United Kingdom		111,347,928
TOTAL COMMON STOCKS (Cost: $462,090,479)		565,359,028
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International Dividend ex-Financials Fund(a)
(Cost: $524,128)	11,082	545,678
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 5/17/14*	77,333	15,951
Portugal – 0.0%
Mota-Engil Africa SGPS, S.A., expiring 5/01/14*†	2,392	1,319
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 5/14/14*	312,107	73,127
TOTAL RIGHTS (Cost: $73,564)		90,397
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $462,688,171)		565,995,103
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		3,192,555

NET ASSETS – 100.0%		$569,187,658

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,319, which represents 0.0% of net assets.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2014

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 16.3%
Adelaide Brighton Ltd.	41,650	$154,799
AGL Energy Ltd.	26,019	366,077
ALS Ltd./Queensland	13,228	89,868
Amcor Ltd.	47,451	456,952
AMP Ltd.	126,422	583,528
Arrium Ltd.	108,063	135,214
Ausdrill Ltd.	93,862	69,597
Australia & New Zealand Banking Group Ltd.	147,602	4,522,771
Bank of Queensland Ltd.	21,388	254,732
Bendigo and Adelaide Bank Ltd.	20,894	220,381
BHP Billiton Ltd.	138,331	4,675,896
Bradken Ltd.	34,881	140,956
Brickworks Ltd.	16,796	221,057
Cabcharge Australia Ltd.	30,400	114,114
Coca-Cola Amatil Ltd.	38,360	392,160
Cochlear Ltd.	1,896	100,167
Commonwealth Bank of Australia	84,344	6,053,814
Crown Resorts Ltd.	24,469	377,153
David Jones Ltd.	62,107	187,083
DuluxGroup Ltd.	26,915	142,942
Envestra Ltd.	141,990	148,054
Fairfax Media Ltd.	149,357	126,665
Flight Centre Travel Group Ltd.	5,074	246,852
GrainCorp Ltd. Class A	8,882	69,316
Grange Resources Ltd.	421,985	101,690
GUD Holdings Ltd.	26,012	131,395
GWA Group Ltd.	47,799	129,363
Harvey Norman Holdings Ltd.	69,630	212,971
Iluka Resources Ltd.	15,593	143,223
Incitec Pivot Ltd.	86,580	237,530
Insurance Australia Group Ltd.	84,030	433,810
IOOF Holdings Ltd.	20,359	166,997
Iress Ltd.	22,841	181,640
JB Hi-Fi Ltd.	6,967	121,076
Leighton Holdings Ltd.	17,182	336,180
Lend Lease Group	18,813	206,626
Macquarie Group Ltd.	11,316	607,584
Metcash Ltd.	59,483	144,445
Monadelphous Group Ltd.	6,725	104,778
Mount Gibson Iron Ltd.	245,081	206,710
Myer Holdings Ltd.	55,571	114,858
National Australia Bank Ltd.	142,358	4,678,753
New Hope Corp., Ltd.	29,337	81,301
Northern Star Resources Ltd.	51,637	54,081
NRW Holdings Ltd.	116,093	114,057
Orica Ltd.	16,390	332,381
Origin Energy Ltd.	50,987	675,307
OZ Minerals Ltd.	46,701	154,094
Platinum Asset Management Ltd.	29,825	206,219
Primary Health Care Ltd.	23,656	103,269
QBE Insurance Group Ltd.	29,921	355,528
Resolute Mining Ltd.*	144,170	79,506
Investments	Shares	Value

Rio Tinto Ltd.	15,315	$902,074
SAI Global Ltd.	37,654	143,088
Seven West Media Ltd.	67,358	123,613
Sonic Healthcare Ltd.	15,490	247,944
Suncorp Group Ltd.	48,590	579,609
Super Retail Group Ltd.	10,845	110,971
Sydney Airport	123,736	480,529
Tabcorp Holdings Ltd.	86,405	273,088
Tatts Group Ltd.	133,505	358,843
Telstra Corp., Ltd.	903,198	4,252,617
Toll Holdings Ltd.	40,441	194,910
Wesfarmers Ltd.	62,809	2,397,857
Westpac Banking Corp.	179,831	5,760,336
Woodside Petroleum Ltd.	36,603	1,323,773
Woolworths Ltd.	59,990	1,986,094
WorleyParsons Ltd.	10,953	153,698
Wotif.com Holdings Ltd.	38,894	95,530

Total Australia		49,650,094
Austria – 0.4%
EVN AG	14,878	209,567
Oesterreichische Post AG	3,230	162,711
OMV AG	9,678	439,310
Raiffeisen Bank International AG	5,642	188,181
Verbund AG	9,111	187,480

Total Austria		1,187,249
Belgium – 0.6%
Ageas	6,663	297,033
Belgacom S.A.	34,747	1,088,541
Cofinimmo	2,001	238,529
EVS Broadcast Equipment S.A.	1,441	93,404

Total Belgium		1,717,507
Denmark – 0.3%
TDC A/S	83,012	767,750
Tryg A/S	2,658	263,003

Total Denmark		1,030,753
Finland – 1.6%
Elisa Oyj*	12,611	363,091
Fortum Oyj	47,777	1,086,502
Kemira Oyj	12,117	176,689
Kesko Oyj Class B	3,902	170,319
Metso Oyj	8,899	291,050
Neste Oil Oyj	7,177	146,397
Nokian Renkaat Oyj	3,842	155,415
Orion Oyj Class B	4,224	127,554
Pohjola Bank PLC Class A	9,402	209,017
Sampo Class A	17,614	914,010
Sanoma Oyj	12,847	89,594
Stora Enso Oyj Class R	25,197	269,661
Tikkurila Oyj	7,900	186,188
UPM-Kymmene Oyj	33,363	570,643
Uponor Oyj	6,013	109,643

Total Finland		4,865,773

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2014

Investments	Shares	Value

France – 13.5%
AXA S.A.	70,415	$1,830,838
BNP Paribas S.A.	28,379	2,189,956
Bourbon S.A.	3,799	124,878
Bouygues S.A.	21,732	906,800
Carrefour S.A.	27,219	1,053,972
Casino Guichard Perrachon S.A.	3,724	443,354
Cie Generale des Etablissements Michelin	5,951	744,574
CNP Assurances	29,687	628,880
Compagnie de Saint-Gobain	18,440	1,114,444
EDF S.A.	105,151	4,161,502
Eiffage S.A.	2,374	177,733
Euler Hermes S.A.	2,090	263,858
Eutelsat Communications S.A.	6,290	213,696
GDF Suez	184,980	5,063,279
Klepierre	8,270	370,211
Lagardere SCA	5,711	226,848
Metropole Television S.A.	18,198	396,035
Neopost S.A.	1,646	130,036
Nexity S.A.	3,356	143,989
Orange S.A.	220,544	3,258,501
Rallye S.A.	5,103	238,426
Rexel S.A.	10,966	287,844
Sanofi	36,456	3,802,577
SCOR SE	3,520	123,227
Societe Television Francaise 1	11,231	185,749
Suez Environnement Co.	28,658	582,396
Total S.A.	116,045	7,613,095
Unibail-Rodamco SE	2,880	748,224
Veolia Environnement S.A.	33,512	663,258
Vinci S.A.	21,796	1,619,474
Vivendi S.A.	70,605	1,967,635

Total France		41,275,289
Germany – 9.0%
Allianz SE	11,871	2,007,519
Axel Springer SE	4,217	270,000
BASF SE	26,561	2,953,508
Comdirect Bank AG	17,629	210,608
Daimler AG	41,485	3,921,749
Deutsche Boerse AG	6,189	492,777
Deutsche Post AG	38,240	1,421,434
Deutsche Telekom AG	279,149	4,512,965
Drillisch AG	6,272	227,693
E.ON SE	135,177	2,643,706
Freenet AG*	9,974	348,959
Hannover Rueckversicherung AG	4,889	437,515
Hugo Boss AG	2,454	326,655
K+S AG	5,465	179,604
Muenchener Rueckversicherungs AG	5,816	1,271,322
RWE AG	35,559	1,443,810
Siemens AG	27,387	3,687,796
Talanx AG	10,024	360,725
Telefonica Deutschland Holding AG	78,980	629,830

Total Germany		27,348,175
Investments	Shares	Value

Hong Kong – 4.7%
BOC Hong Kong Holdings Ltd.	385,047	$1,097,007
China Mobile Ltd.	754,500	6,905,911
China Power International Development Ltd.	286,000	99,179
CITIC Pacific Ltd.	151,000	267,854
CLP Holdings Ltd.	74,500	561,844
CNOOC Ltd.	1,312,000	1,972,131
Far East Horizon Ltd.	153,000	112,427
Hang Seng Bank Ltd.	65,818	1,047,888
HKT Trust and HKT Ltd.	260,736	274,953
Hopewell Holdings Ltd.	41,500	142,577
New World Development Co., Ltd.	152,000	152,842
PCCW Ltd.	302,380	151,637
Power Assets Holdings Ltd.	72,018	624,362
Shanghai Industrial Holdings Ltd.	34,000	113,303
Shenzhen Investment Ltd.	398,000	128,784
Shougang Fushan Resources Group Ltd.	566,952	172,489
Sino Land Co., Ltd.	154,000	226,323
Sino-Ocean Land Holdings Ltd.	295,000	161,247
Television Broadcasts Ltd.	22,400	134,134

Total Hong Kong		14,346,892
Ireland – 0.3%
CRH PLC	27,471	764,621
Israel – 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	384,162	683,647
Israel Chemicals Ltd.	88,377	772,063

Total Israel		1,455,710
Italy – 4.1%
ACEA SpA	13,616	201,549
Atlantia SpA	33,311	856,238
Banca Generali SpA	4,655	153,657
Enel SpA	447,372	2,532,953
Eni SpA	197,555	4,958,221
ERG SpA	11,711	189,653
GTECH SpA	4,027	122,382
Hera SpA	70,971	207,369
MARR SpA	7,630	149,538
Mediolanum SpA	15,545	146,761
Pirelli & C SpA	14,281	224,384
Recordati SpA	9,528	166,776
Snam SpA	190,089	1,113,458
Societa Iniziative Autostradali e Servizi SpA	40,763	490,465
Telecom Italia SpA RSP	329,042	307,928
Terna Rete Elettrica Nazionale SpA	100,687	539,545
Unipol Gruppo Finanziario SpA	19,343	151,159

Total Italy		12,512,036
Japan – 3.6%
Aozora Bank Ltd.	62,000	176,997
Asahi Glass Co., Ltd.	30,000	174,200
Asahi Holdings, Inc.	3,100	50,420
Canon, Inc.	41,700	1,292,078
Chugoku Electric Power Co., Inc. (The)	10,200	142,524

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2014

Investments	Shares	Value

Dai Nippon Printing Co., Ltd.	28,000	$268,894
Daiichi Sankyo Co., Ltd.	24,200	408,405
Daito Trust Construction Co., Ltd.	2,200	204,032
Eisai Co., Ltd.	9,900	386,252
Hokuriku Electric Power Co.	8,000	104,015
ITOCHU Corp.	46,800	548,049
Japan Airlines Co., Ltd.	5,800	286,100
Mitsui & Co., Ltd.	53,400	756,524
Nippon Telegraph & Telephone Corp.	33,100	1,805,980
NTT DOCOMO, Inc.	143,300	2,265,305
Shiseido Co., Ltd.	10,200	179,863
Sumitomo Corp.	41,300	526,551
Takeda Pharmaceutical Co., Ltd.	25,100	1,192,302
TonenGeneral Sekiyu K.K.	14,000	123,843

Total Japan		10,892,334
Netherlands – 1.5%
Aegon N.V.	49,423	453,865
Corbion N.V.	4,148	97,932
Delta Lloyd N.V.	9,210	255,460
Fugro N.V.	2,679	164,807
Koninklijke Ahold N.V.	31,181	626,578
Koninklijke Boskalis Westminster N.V.	4,593	253,022
Koninklijke Philips N.V.	28,076	986,935
Randstad Holding N.V.	5,445	318,982
Reed Elsevier N.V.	24,147	522,006
STMicroelectronics N.V.	30,861	285,830
Wolters Kluwer N.V.	10,459	295,222
Ziggo N.V.	7,322	325,452

Total Netherlands		4,586,091
New Zealand – 0.5%
Auckland International Airport Ltd.	67,894	224,466
Fisher & Paykel Healthcare Corp., Ltd.	39,773	146,680
Fletcher Building Ltd.	28,378	234,430
Sky Network Television Ltd.	31,168	169,038
SKYCITY Entertainment Group Ltd.	37,079	126,449
Telecom Corp. of New Zealand Ltd.	189,499	401,228
Vector Ltd.	97,096	204,740

Total New Zealand		1,507,031
Norway – 2.5%
Aker ASA Class A	5,520	178,405
Aker Solutions ASA	11,078	172,543
Austevoll Seafood ASA	30,226	179,224
Fred Olsen Energy ASA	4,555	152,162
Gjensidige Forsikring ASA	28,522	580,249
Orkla ASA	47,201	402,471
Statoil ASA	142,424	4,020,286
Telenor ASA	66,815	1,480,921
TGS Nopec Geophysical Co. ASA	3,130	102,625
Yara International ASA	10,834	478,813

Total Norway		7,747,699
Portugal – 0.7%
EDP-Energias de Portugal S.A.	229,984	1,068,524
Investments	Shares	Value

Portucel S.A.	56,964	$259,320
Portugal Telecom, SGPS, S.A.	77,300	328,885
Sonae	104,640	196,716
ZON OPTIMUS, SGPS, S.A.	20,942	164,521

Total Portugal		2,017,966
Singapore – 1.6%
Hutchison Port Holdings Trust Class U	554,323	360,310
Keppel Corp., Ltd.	78,000	675,456
Keppel Land Ltd.	40,000	106,875
M1 Ltd.	40,000	110,373
SATS Ltd.	80,000	193,392
SIA Engineering Co., Ltd.	48,000	184,740
Singapore Exchange Ltd.	33,000	182,116
Singapore Post Ltd.	222,000	240,086
Singapore Press Holdings Ltd.	89,000	297,245
Singapore Technologies Engineering Ltd.	130,000	394,895
Singapore Telecommunications Ltd.	590,000	1,712,457
SMRT Corp., Ltd.	143,000	115,987
StarHub Ltd.	87,000	290,565
Venture Corpo. Ltd.	20,000	118,643

Total Singapore		4,983,140
Spain – 6.6%
Abertis Infraestructuras, S.A.	36,282	828,844
ACS Actividades de Construccion y Servicios, S.A.	15,073	592,381
Banco Bilbao Vizcaya Argentaria S.A.	219,446	2,636,771
Banco Santander S.A.	852,344	8,130,394
Bolsas y Mercados Espanoles S.A.	6,463	263,087
CaixaBank	269,306	1,733,368
Caja de Ahorros del Mediterraneo*†	6,353	11,733
Duro Felguera S.A.	26,542	181,810
Enagas S.A.	10,949	333,122
Ferrovial S.A.	56,020	1,214,120
Gas Natural SDG S.A.	45,347	1,275,614
Iberdrola S.A.	210,829	1,474,959
Indra Sistemas S.A.	9,235	185,640
Mapfre S.A.	93,037	392,378
Red Electrica Corp. S.A.	5,576	453,422
Tecnicas Reunidas S.A.	2,178	123,090
Zardoya Otis S.A.	14,584	248,441

Total Spain		20,079,174
Sweden – 4.0%
Atlas Copco AB Class B	10,044	274,509
Axfood AB	3,913	216,063
Bilia AB Class A	4,607	147,443
BillerudKorsnas AB	12,384	170,951
Boliden AB	13,584	206,162
Castellum AB	13,525	224,459
Electrolux AB Series B	10,855	236,402
Fabege AB	19,012	247,490
Hennes & Mauritz AB Class B	55,173	2,348,674
Intrum Justitia AB	5,775	157,300
Loomis AB Class B	5,739	147,380
Nordea Bank AB	105,241	1,490,098

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2014

Investments	Shares	Value

Peab AB	36,067	$254,445
Ratos AB Class B	19,540	180,827
Sandvik AB	35,015	493,884
Scania AB Class B	12,474	365,934
Securitas AB Class B	15,266	176,475
Skanska AB Class B	17,376	408,702
Swedbank AB Class A	41,322	1,107,053
Tele2 AB Class B	30,585	378,801
Telefonaktiebolaget LM Ericsson Class B	88,794	1,180,533
TeliaSonera AB	225,754	1,699,192

Total Sweden		12,112,777
Switzerland – 4.5%
Allreal Holding AG*	1,387	200,195
Baloise Holding AG	2,527	318,110
Clariant AG*	11,569	225,002
Logitech International S.A.	19,635	293,408
Mobilezone Holding AG	16,720	185,304
Novartis AG	74,795	6,350,399
Panalpina Welttransport Holding AG	1,014	155,885
Swiss Re AG*	26,328	2,442,497
Swisscom AG	2,267	1,393,537
Zurich Insurance Group AG*	6,717	2,063,728

Total Switzerland		13,628,065
United Kingdom – 22.7%
Admiral Group PLC	8,376	199,407
African Barrick Gold PLC	36,628	160,905
AMEC PLC	8,919	166,834
Amlin PLC	30,035	242,503
Anglo American PLC	47,283	1,203,307
Ashmore Group PLC	18,667	103,290
AstraZeneca PLC	62,785	4,057,611
Aviva PLC	117,393	933,545
BAE Systems PLC	160,114	1,105,641
Balfour Beatty PLC	30,081	150,248
BBA Aviation PLC	24,394	134,938
Berendsen PLC	10,949	204,076
BHP Billiton PLC	78,154	2,402,630
BP PLC	881,454	7,053,678
British American Tobacco PLC	67,442	3,750,301
British Land Co. PLC	22,044	240,349
British Sky Broadcasting Group PLC	53,076	807,874
Britvic PLC	12,806	158,413
Cable & Wireless Communications PLC	177,849	155,959
Carillion PLC	42,589	256,744
Centrica PLC	207,450	1,140,268
Drax Group PLC	20,776	265,317
Electrocomponents PLC	38,632	182,267
Fresnillo PLC	14,124	198,617
G4S PLC	37,478	150,893
GlaxoSmithKline PLC	200,440	5,318,213
Greene King PLC	11,826	178,033
Halfords Group PLC	23,548	181,294
HSBC Holdings PLC	596,097	6,037,233
Investments	Shares	Value

ICAP PLC	43,343	$272,851
IG Group Holdings PLC	17,057	178,440
Imperial Tobacco Group PLC	40,268	1,626,628
Inmarsat PLC	16,506	199,918
Interserve PLC	15,998	194,699
Investec PLC	35,197	284,474
J. Sainsbury PLC	79,117	416,936
Kier Group PLC	6,958	191,864
Ladbrokes PLC	43,452	97,795
Laird PLC	35,822	179,341
Legal & General Group PLC	211,066	720,296
Man Group PLC	227,905	384,511
Marks & Spencer Group PLC	63,797	480,212
Marston’s PLC	46,138	110,763
Micro Focus International PLC	14,183	196,373
N. Brown Group PLC	14,627	139,363
National Grid PLC	177,820	2,436,841
Old Mutual PLC	150,192	503,540
Pearson PLC	27,769	492,117
Pennon Group PLC	10,335	127,933
Premier Farnell PLC	54,406	212,154
Reed Elsevier PLC	42,614	650,762
Rio Tinto PLC	47,682	2,653,081
Royal Dutch Shell PLC Class B	149,719	5,841,983
Sage Group PLC (The)	51,391	358,213
Segro PLC	37,292	206,409
Severn Trent PLC	10,110	307,265
SSE PLC	43,705	1,070,354
Standard Chartered PLC	68,051	1,422,111
Standard Life PLC	74,431	468,431
TalkTalk Telecom Group PLC	31,737	169,472
Tate & Lyle PLC	8,472	94,278
Tesco PLC	303,005	1,492,227
TUI Travel PLC	35,363	258,225
Tullett Prebon PLC	24,924	117,135
Unilever PLC	36,828	1,572,398
United Utilities Group PLC	31,528	414,188
Vedanta Resources PLC	7,755	116,617
Vodafone Group PLC	1,358,152	4,988,128
WM Morrison Supermarkets PLC	87,567	310,953
WS Atkins PLC	8,156	189,138

Total United Kingdom		69,288,805
TOTAL COMMON STOCKS (Cost: $252,474,369)		302,997,181
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(a)
(Cost: $83,587)	1,720	89,234
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 5/17/14*	50,666	10,450

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2014

Investments	Shares	Value
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 5/14/14*	219,446	$51,417
TOTAL RIGHTS (Cost: $50,812)		61,867
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $252,608,768)		303,148,282
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		1,604,430

NET ASSETS – 100.0%		$304,752,712

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $11,733, which represents 0.0% of net assets.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments

WisdomTree Global Equity Income Fund (DEW)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 8.8%
Adelaide Brighton Ltd.	7,968	$29,614
AGL Energy Ltd.	6,230	87,654
ALS Ltd./Queensland	4,494	30,531
Amcor Ltd.	12,247	117,938
AMP Ltd.	20,046	92,527
Australia & New Zealand Banking Group Ltd.	37,478	1,148,388
BHP Billiton Ltd.	30,847	1,042,697
Brambles Ltd.	15,117	129,744
Coca-Cola Amatil Ltd.	10,036	102,600
Commonwealth Bank of Australia	21,617	1,551,566
Crown Resorts Ltd.	10,647	164,108
Iluka Resources Ltd.	5,166	47,450
Leighton Holdings Ltd.	3,966	77,598
Macquarie Group Ltd.	3,934	211,226
National Australia Bank Ltd.	34,977	1,149,558
New Hope Corp., Ltd.	12,184	33,765
Origin Energy Ltd.	11,267	149,228
QBE Insurance Group Ltd.	4,635	55,074
Rio Tinto Ltd.	3,987	234,840
Santos Ltd.	7,055	88,276
Seven West Media Ltd.	18,355	33,684
Sonic Healthcare Ltd.	5,946	95,176
Suncorp Group Ltd.	14,652	174,777
Sydney Airport	4,168	16,186
Tatts Group Ltd.	38,086	102,370
Telstra Corp., Ltd.	232,048	1,092,575
Wesfarmers Ltd.	16,126	615,642
Westpac Banking Corp.	44,320	1,419,656
Woodside Petroleum Ltd.	6,948	251,279
Woolworths Ltd.	14,600	483,363
WorleyParsons Ltd.	3,775	52,973

Total Australia		10,882,063
Austria – 0.4%
EVN AG	4,427	62,358
Lenzing AG	489	26,959
Oesterreichische Post AG	1,581	79,643
OMV AG	3,225	146,391
Raiffeisen Bank International AG	2,141	71,410
Verbund AG	3,822	78,646
Voestalpine AG	1,255	55,186

Total Austria		520,593
Belgium – 0.2%
Belgacom S.A.	4,215	132,046
Elia System Operator S.A.	2,982	150,691

Total Belgium		282,737
Brazil – 2.0%
Banco do Brasil S.A.	29,800	301,104
Banco Santander Brasil S.A.	19,100	106,398
BM&F Bovespa S.A.	11,300	56,337
Centrais Eletricas Brasileiras S.A.	20,700	60,545
Cia Energetica de Minas Gerais	11,463	79,756
Cia Siderurgica Nacional S.A.	26,300	$114,687
Cia. Hering	3,260	39,556
CPFL Energia S.A.	17,000	140,129
EDP – Energias do Brasil S.A.	7,500	34,234
Itau Unibanco Holding S.A.	14,000	198,103
Multiplus S.A.	3,000	33,237
Natura Cosmeticos S.A.	3,900	65,884
Porto Seguro S.A.	3,600	50,813
Souza Cruz S.A.	11,500	104,986
Telefonica Brasil S.A.	6,100	112,187
Tim Participacoes S.A.	27,800	145,992
Tractebel Energia S.A.	10,200	158,662
Transmissora Alianca de Energia Eletrica S.A.	6,800	58,010
Vale S.A.	47,400	660,008

Total Brazil		2,520,628
Canada – 5.2%
ARC Resources Ltd.	1,817	50,127
Bank of Montreal	5,166	346,163
Bank of Nova Scotia	8,426	488,803
Barrick Gold Corp.	9,600	171,169
Baytex Energy Corp.	2,765	114,032
BCE, Inc.	6,849	295,492
Bell Aliant, Inc.	4,852	118,866
Canadian Imperial Bank of Commerce	2,921	252,073
CI Financial Corp.	4,076	128,770
Crescent Point Energy Corp.	5,576	203,843
Emera, Inc.	1,839	57,332
Encana Corp.	5,424	116,023
First Capital Realty, Inc.	3,974	63,188
Fortis, Inc.	3,100	88,527
Great-West Lifeco, Inc.	7,268	200,640
Husky Energy, Inc.	6,643	199,576
IGM Financial, Inc.	3,681	173,887
Manitoba Telecom Services, Inc.	1,330	36,535
Manulife Financial Corp.	16,363	316,067
National Bank of Canada	2,210	88,700
Pembina Pipeline Corp.	3,734	142,019
Pengrowth Energy Corp.	20,471	124,078
Penn West Petroleum Ltd.	7,085	59,312
Power Corp. of Canada	2,113	57,853
Power Financial Corp.	6,499	201,550
Rogers Communications, Inc. Class B	4,894	203,120
Royal Bank of Canada	11,312	747,028
Shaw Communications, Inc. Class B	4,391	105,026
Sun Life Financial, Inc.	5,567	193,073
Teck Resources Ltd. Class B	5,500	118,895
Thomson Reuters Corp.	8,670	296,842
Toronto-Dominion Bank (The)	9,200	432,014
TransCanada Corp.	5,672	258,227

Total Canada		6,448,850
Chile – 0.3%
Banco de Chile	1,066,151	133,574
Banco Santander Chile	2,237,891	130,436

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2014

Investments	Shares	Value
Corpbanca	5,788,812	$67,785
ENTEL Chile S.A.	5,264	64,066

Total Chile		395,861
China – 3.0%
Agricultural Bank of China Ltd. Class H	309,000	134,641
Bank of China Ltd. Class H	639,366	283,538
China BlueChemical Ltd. Class H	76,000	39,190
China CITIC Bank Corp., Ltd. Class H	82,000	47,253
China Coal Energy Co., Ltd. Class H	140,000	78,870
China Communications Construction Co., Ltd. Class H	105,000	73,230
China Construction Bank Corp. Class H	2,338,405	1,636,903
China Merchants Bank Co., Ltd. Class H	50,960	92,367
China Petroleum & Chemical Corp. Class H	290,000	259,454
China Shenhua Energy Co., Ltd. Class H	46,500	134,278
Guangzhou R&F Properties Co., Ltd. Class H	44,800	64,569
Industrial & Commercial Bank of China, Ltd. Class H	894,215	549,875
Jiangxi Copper Co., Ltd. Class H	40,000	67,242
PetroChina Co., Ltd. Class H	132,000	143,792
Yanzhou Coal Mining Co., Ltd. Class H	132,000	99,889
Zhaojin Mining Industry Co., Ltd. Class H	51,500	30,739

Total China		3,735,830
Czech Republic – 0.3%
CEZ AS	4,302	123,417
Komercni Banka AS	808	193,236

Total Czech Republic		316,653
Denmark – 0.1%
TDC A/S	20,084	185,750
Finland – 0.8%
Elisa Oyj*	5,443	156,713
Fortum Oyj	9,176	208,673
Kesko Oyj Class B	1,764	76,997
Nokian Renkaat Oyj	1,008	40,775
Sampo Class A	6,264	325,046
Stora Enso Oyj Class R	7,992	85,531
UPM-Kymmene Oyj	5,345	91,421
YIT Oyj	3,091	32,931

Total Finland		1,018,087
France – 7.8%
AXA S.A.	23,749	617,490
BNP Paribas S.A.	6,532	504,063
Carrefour S.A.	6,499	251,654
Casino Guichard Perrachon S.A.	1,644	195,724
Cie Generale des Etablissements Michelin	2,003	250,610
CNP Assurances	8,645	183,133
Compagnie de Saint-Gobain	5,665	342,371
EDF S.A.	21,689	858,373
Eiffage S.A.	582	43,572
Euler Hermes S.A.	923	116,527
Eutelsat Communications S.A.	1,937	65,807
GDF Suez	36,560	1,000,722
Imerys S.A.	612	$54,447
Klepierre	4,067	182,062
Neopost S.A.	587	46,374
Orange S.A.	46,125	681,489
Rexel S.A.	2,103	55,201
Sanofi	9,466	987,360
Schneider Electric S.A.	4,512	400,171
Societe Television Francaise 1	2,343	38,751
Total S.A.	25,893	1,698,702
Unibail-Rodamco SE	633	164,453
Veolia Environnement S.A.	3,932	77,821
Vinci S.A.	6,068	450,861
Vivendi S.A.	14,190	395,450

Total France		9,663,188
Germany – 5.5%
Allianz SE	3,521	595,441
BASF SE	7,046	783,495
Bayerische Motoren Werke AG	4,617	583,013
Bilfinger SE	927	117,658
Daimler AG	9,176	867,445
Deutsche Boerse AG	1,897	151,042
Deutsche Post AG	12,294	456,985
Deutsche Telekom AG	58,959	953,182
E.ON SE	25,514	498,987
K+S AG	2,445	80,353
Muenchener Rueckversicherungs AG	1,924	420,568
RWE AG	6,096	247,517
Siemens AG	7,060	950,664
Telefonica Deutschland Holding AG	16,382	130,639

Total Germany		6,836,989
Hong Kong – 2.9%
BOC Hong Kong Holdings Ltd.	112,673	321,008
China Mobile Ltd.	172,532	1,579,179
CITIC Pacific Ltd.	85,000	150,779
CLP Holdings Ltd.	23,000	173,455
CNOOC Ltd.	277,000	416,372
Far East Horizon Ltd.	63,000	46,293
Hang Seng Bank Ltd.	15,100	240,407
Hopewell Holdings Ltd.	24,000	82,454
Power Assets Holdings Ltd.	20,000	173,391
Shanghai Industrial Holdings Ltd.	21,000	69,982
Shougang Fushan Resources Group Ltd.	72,000	21,905
Sino Land Co., Ltd.	60,000	88,178
Sun Hung Kai Properties Ltd.	18,000	220,445

Total Hong Kong		3,583,848
Indonesia – 0.4%
PT Indo Tambangraya Megah Tbk	19,000	40,726
PT Perusahaan Gas Negara Persero Tbk	203,000	91,582
PT Semen Indonesia Persero Tbk	26,500	36,857
PT Tambang Batubara Bukit Asam Persero Tbk	50,500	41,454
PT Telekomunikasi Indonesia Persero Tbk	802,435	156,461
PT United Tractors Tbk	48,500	88,589

Total Indonesia		455,669

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2014

Investments	Shares	Value
Ireland – 0.2%
CRH PLC	5,555	$154,617
Dragon Oil PLC	5,154	47,167

Total Ireland		201,784
Israel – 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	63,631	113,237
Israel Chemicals Ltd.	11,924	104,168

Total Israel		217,405
Italy – 2.4%
Atlantia SpA	7,847	201,702
Enel SpA	97,952	554,589
Eni SpA	43,462	1,090,806
Hera SpA	30,651	89,559
Intesa Sanpaolo SpA	47,355	160,557
Mediolanum SpA	9,664	91,238
Pirelli & C. SpA	4,446	69,856
Snam SpA	60,387	353,721
Societa Iniziative Autostradali e Servizi SpA	8,264	99,433
Terna Rete Elettrica Nazionale SpA	39,102	209,533

Total Italy		2,920,994
Japan – 2.5%
Aozora Bank Ltd.	11,000	31,402
Asahi Glass Co., Ltd.	9,000	52,260
Canon, Inc.	8,300	257,176
Chugoku Electric Power Co., Inc. (The)	3,000	41,919
Dai Nippon Printing Co., Ltd.	5,000	48,017
Daito Trust Construction Co., Ltd.	500	46,371
Eisai Co., Ltd.	1,900	74,129
Hokuriku Electric Power Co.	1,400	18,203
Hoya Corp.	3,400	106,076
ITOCHU Corp.	15,000	175,657
Japan Airlines Co., Ltd.	900	44,395
JX Holdings, Inc.	28,100	135,609
Marubeni Corp.	12,000	80,749
Mitsubishi Corp.	10,200	189,767
Mitsui & Co., Ltd.	6,700	94,920
Mizuho Financial Group, Inc.	136,900	271,181
Nippon Telegraph & Telephone Corp.	8,900	485,596
NTT DOCOMO, Inc.	29,600	467,920
Shiseido Co., Ltd.	3,200	56,428
Sumitomo Corp.	9,500	121,119
Takeda Pharmaceutical Co., Ltd.	4,300	204,259
TonenGeneral Sekiyu K.K.	5,000	44,230

Total Japan		3,047,383
Malaysia – 0.9%
Axiata Group Bhd	36,800	75,166
British American Tobacco Malaysia Bhd	6,200	112,248
DiGi.Com Bhd	97,400	160,767
Kuala Lumpur Kepong Bhd	6,300	46,688
Malayan Banking Bhd	104,500	309,772
Maxis Bhd	113,400	241,698
Petronas Chemicals Group Bhd	38,400	81,257
Sime Darby Bhd	20,800	$59,301
Telekom Malaysia Bhd	29,600	53,390

Total Malaysia		1,140,287
Mexico – 0.0%
Alpek S.A. de C.V.	24,100	42,978
Netherlands – 1.3%
Aegon N.V.	10,793	99,115
Akzo Nobel N.V.	410	33,470
Delta Lloyd N.V.	5,356	148,561
Fugro N.V.	1,089	66,993
Koninklijke Ahold N.V.	3,096	62,214
Koninklijke DSM N.V.	410	28,150
Koninklijke Philips N.V.	8,598	302,239
Randstad Holding N.V.	2,314	135,560
Reed Elsevier N.V.	10,264	221,885
STMicroelectronics N.V.	12,341	114,300
Unilever N.V.	6,959	286,155
Ziggo N.V.	1,677	74,540

Total Netherlands		1,573,182
New Zealand – 0.2%
Auckland International Airport Ltd.*	20,155	66,635
Fletcher Building Ltd.	9,193	75,943
Telecom Corp. of New Zealand Ltd.	45,298	95,910
Vector Ltd.	9,830	20,728

Total New Zealand		259,216
Norway – 1.3%
Aker Solutions ASA	3,992	62,177
Gjensidige Forsikring ASA	9,247	188,120
Statoil ASA	27,982	789,864
Telenor ASA	17,055	378,016
Yara International ASA	3,532	156,098

Total Norway		1,574,275
Philippines – 0.2%
Aboitiz Power Corp.	68,800	57,071
Philippine Long Distance Telephone Co.	2,425	147,625

Total Philippines		204,696
Poland – 0.9%
Bank Pekao S.A.	1,122	73,007
KGHM Polska Miedz S.A.	7,072	254,895
Orange Polska S.A.	37,150	127,260
PGE S.A.	35,732	223,517
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,544	120,126
Powszechny Zaklad Ubezpieczen S.A.	1,085	154,236
Synthos S.A.	41,751	67,434
Tauron Polska Energia S.A.	57,895	100,599

Total Poland		1,121,074
Portugal – 0.3%
EDP-Energias de Portugal S.A.	55,862	259,539
Portucel S.A.	13,458	61,266
Portugal Telecom, SGPS, S.A.	9,990	42,504

Total Portugal		363,309

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2014

Investments	Shares	Value
Russia – 3.0%
Gazprom Neft JSC ADR	15,343	$316,066
Gazprom OAO ADR	117,607	906,054
Lukoil OAO ADR	8,390	466,148
MegaFon OAO GDR	6,706	188,774
MMC Norilsk Nickel OJSC ADR	29,706	494,011
Mobile Telesystems OJSC ADR	10,461	182,963
Phosagro OAO Reg S GDR	4,595	51,234
Rosneft Oil Co. Reg S GDR	120,062	799,493
Tatneft ADR	3,834	131,353
Uralkali OJSC Reg S GDR	4,989	118,389

Total Russia		3,654,485
Singapore – 1.3%
DBS Group Holdings Ltd.	14,000	180,017
Hutchison Port Holdings Trust Class U	137,827	89,588
Jardine Cycle & Carriage Ltd.	2,000	72,093
Keppel Corp., Ltd.	15,800	136,823
Keppel Land Ltd.	26,000	69,468
Oversea-Chinese Banking Corp., Ltd.	4,000	30,249
SIA Engineering Co., Ltd.	20,000	76,975
Singapore Press Holdings Ltd.	41,000	136,933
Singapore Technologies Engineering Ltd.	45,000	136,694
Singapore Telecommunications Ltd.	161,000	467,298
StarHub Ltd.	32,000	106,874
United Overseas Bank Ltd.	3,000	51,648

Total Singapore		1,554,660
South Africa – 1.4%
Exxaro Resources Ltd.	5,472	72,836
FirstRand Ltd.	34,801	119,445
Foschini Group Ltd. (The)	5,079	51,742
Imperial Holdings Ltd.	1,859	33,317
Kumba Iron Ore Ltd.	3,057	109,865
MTN Group Ltd.	16,149	330,952
Nedbank Group Ltd.	5,650	120,350
RMB Holdings Ltd.	11,713	53,409
Sanlam Ltd.	25,065	137,122
Sasol Ltd.	5,070	284,193
Spar Group Ltd. (The)	4,494	51,922
Truworths International Ltd.	6,239	45,823
Vodacom Group Ltd.	22,065	272,700

Total South Africa		1,683,676
South Korea – 0.4%
Hanwha Life Insurance Co., Ltd.	6,780	44,459
Industrial Bank of Korea	6,480	82,183
KT Corp.	4,920	136,583
KT&G Corp.	1,029	77,336
SK Telecom Co., Ltd.	981	198,606

Total South Korea		539,167
Spain – 4.0%
Abertis Infraestructuras, S.A.	10,286	234,978
ACS Actividades de Construccion y Servicios, S.A.	2,949	115,898
Banco Bilbao Vizcaya Argentaria S.A.	28,654	344,295
Banco de Sabadell S.A.	25,724	$79,488
Banco Santander S.A.	208,214	1,986,125
CaixaBank	77,527	498,997
Ebro Foods S.A.	1,856	42,949
Enagas S.A.	2,219	67,513
Ferrovial S.A.	8,598	186,344
Gas Natural SDG S.A.	9,488	266,898
Iberdrola S.A.	57,960	405,488
Indra Sistemas S.A.	2,662	53,511
Mapfre S.A.	39,153	165,126
Red Electrica Corp. S.A.	1,728	140,515
Repsol S.A.	11,180	285,449
Tecnicas Reunidas S.A.	522	29,501
Zardoya Otis S.A.	3,336	56,829

Total Spain		4,959,904
Sweden – 2.5%
Electrolux AB Series B	4,997	108,826
Hennes & Mauritz AB Class B	13,837	589,031
Nordea Bank AB	32,324	457,672
Sandvik AB	9,521	134,293
Skandinaviska Enskilda Banken AB Class A	19,927	273,078
Skanska AB Class B	8,280	194,754
SKF AB Class B	2,315	59,164
Svenska Handelsbanken AB Class A	5,324	266,711
Swedbank AB Class A	9,874	264,533
Swedish Match AB	1,388	45,278
Telefonaktiebolaget LM Ericsson Class B	24,763	329,229
TeliaSonera AB	47,478	357,355

Total Sweden		3,079,924
Switzerland – 5.0%
ABB Ltd.*	10,830	279,531
Adecco S.A.*	1,191	99,166
Clariant AG*	3,538	68,809
Kuehne + Nagel International AG	1,052	147,317
Nestle S.A.	18,252	1,375,073
Novartis AG	18,084	1,535,405
Roche Holding AG – Genusschein	4,619	1,385,674
Swiss Re AG*	5,273	489,186
Swisscom AG	625	384,191
Zurich Insurance Group AG*	1,398	429,521

Total Switzerland		6,193,873
Taiwan – 1.5%
Asia Cement Corp.	94,700	118,171
Chunghwa Telecom Co., Ltd.	97,800	300,923
Compal Electronics, Inc.	67,000	47,523
Far Eastern New Century Corp.	103,880	110,353
Far EasTone Telecommunications Co., Ltd.	21,000	44,479
Formosa Chemicals & Fibre Corp.	20,000	48,338
Formosa Plastics Corp.	30,000	75,068
HTC Corp.	30,000	150,726
Mega Financial Holding Co., Ltd.	108,611	84,171
Nan Ya Plastics Corp.	67,630	143,244
Pou Chen Corp.	47,000	66,288

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2014

Investments	Shares	Value
Quanta Computer, Inc.	63,000	$169,641
Siliconware Precision Industries Co.	47,000	62,507
Synnex Technology International Corp.	64,000	102,980
Taiwan Cement Corp.	72,000	111,124
Taiwan Mobile Co., Ltd.	34,800	109,020
United Microelectronics Corp.	258,000	108,868

Total Taiwan		1,853,424
Thailand – 1.0%
Advanced Info Service PCL	30,100	209,698
Bangkok Bank PCL NVDR	1,600	8,804
Banpu PCL NVDR	113,800	98,224
BEC World PCL NVDR	8,460	14,213
Charoen Pokphand Foods PCL NVDR	99,800	86,141
Electricity Generating PCL NVDR	3,464	13,988
Intouch Holdings PCL NVDR	21,006	50,022
Krung Thai Bank PCL NVDR	41,400	23,865
PTT Exploration & Production PCL NVDR	32,900	159,226
PTT Global Chemical PCL NVDR	57,732	128,580
PTT PCL NVDR	24,600	226,739
Ratchaburi Electricity Generating Holding PCL NVDR	16,928	27,005
Thai Oil PCL NVDR	31,000	50,647
Thai Union Frozen Products PCL NVDR	45,271	95,943

Total Thailand		1,193,095
Turkey – 0.2%
Arcelik A.S.	6,037	33,724
Tupras Turkiye Petrol Rafinerileri A.S.	5,102	108,041
Turk Telekomunikasyon A.S.	62,737	174,497

Total Turkey		316,262
United Kingdom – 13.4%
Anglo American PLC	13,820	351,706
AstraZeneca PLC	11,612	750,450
Aviva PLC	28,371	225,615
BAE Systems PLC	38,364	264,916
BHP Billiton PLC	17,279	531,195
BP PLC	190,310	1,522,922
British American Tobacco PLC	16,064	893,284
British Land Co. PLC	12,524	136,551
British Sky Broadcasting Group PLC	13,792	209,929
BT Group PLC	53,947	341,314
Carnival PLC	1,314	50,034
Centrica PLC	54,008	296,860
Drax Group PLC	4,516	57,671
Fresnillo PLC	3,218	45,253
GlaxoSmithKline PLC	47,446	1,258,870
HSBC Holdings PLC	137,509	1,392,682
ICAP PLC	11,461	72,149
IG Group Holdings PLC	11,066	115,765
Imperial Tobacco Group PLC	8,785	354,870
Inmarsat PLC	8,887	107,638
J. Sainsbury PLC	20,547	108,280
Legal & General Group PLC	73,802	251,861
Man Group PLC	35,491	59,879
Marks & Spencer Group PLC	23,110	$173,953
National Grid PLC	40,081	549,269
Old Mutual PLC	45,105	151,221
Pearson PLC	7,631	135,235
Pennon Group PLC	7,848	97,147
Prudential PLC	17,460	369,240
Reckitt Benckiser Group PLC	5,384	438,654
Reed Elsevier PLC	16,626	253,897
Rexam PLC	14,432	117,126
Rio Tinto PLC	10,233	569,376
Royal Dutch Shell PLC Class B	28,252	1,102,383
Segro PLC	20,968	116,057
Severn Trent PLC	3,529	107,254
SSE PLC	9,447	231,361
Standard Chartered PLC	15,738	328,888
Standard Life PLC	29,891	188,119
Tesco PLC	52,503	258,565
TUI Travel PLC	20,544	150,015
Unilever PLC	10,500	448,305
United Utilities Group PLC	11,008	144,614
Vedanta Resources PLC	3,165	47,594
Vodafone Group PLC	294,972	1,083,353
WM Morrison Supermarkets PLC	20,957	74,419

Total United Kingdom		16,535,739
United States – 17.7%
Abbott Laboratories	8,571	330,069
AGL Resources, Inc.	1,966	96,255
Altria Group, Inc.	18,705	700,128
Ameren Corp.	3,120	128,544
American Electric Power Co., Inc.	5,584	282,885
AT&T, Inc.	54,814	1,922,327
Bristol-Myers Squibb Co.	10,748	558,359
CA, Inc.	1,520	47,074
Cablevision Systems Corp. Class A	3,517	59,332
CenterPoint Energy, Inc.	2,652	62,826
CenturyLink, Inc.	9,765	320,683
Cincinnati Financial Corp.	2,119	103,111
Cliffs Natural Resources, Inc.	4,869	99,620
ConocoPhillips	12,824	902,168
Consolidated Edison, Inc.	2,783	149,308
Diamond Offshore Drilling, Inc.	1,626	79,284
Diebold, Inc.	963	38,414
Dominion Resources, Inc.	4,219	299,507
Dow Chemical Co. (The)	7,917	384,687
DTE Energy Co.	1,549	115,075
Duke Energy Corp.	5,848	416,495
Eli Lilly & Co.	9,341	549,811
Entergy Corp.	2,267	151,549
Exelon Corp.	8,096	271,702
First Niagara Financial Group, Inc.	5,261	49,716
FirstEnergy Corp.	5,779	196,659
Freeport-McMoRan Copper & Gold, Inc.	8,752	289,429
Frontier Communications Corp.	20,686	117,910

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2014

Investments	Shares	Value
Great Plains Energy, Inc.	3,417	$92,396
Hancock Holding Co.	2,713	99,431
Hawaiian Electric Industries, Inc.	2,603	66,168
HCP, Inc.	4,932	191,312
Health Care REIT, Inc.	3,040	181,184
Hospitality Properties Trust	4,041	116,058
Integrys Energy Group, Inc.	1,631	97,289
Intel Corp.	32,700	843,987
Kimberly-Clark Corp.	1,053	116,093
Kimco Realty Corp.	5,764	126,116
Kinder Morgan, Inc.	5,873	190,814
Leggett & Platt, Inc.	3,645	118,973
Liberty Property Trust	3,052	112,802
Lockheed Martin Corp.	3,185	519,919
Lorillard, Inc.	3,884	210,047
Macerich Co. (The)	1,817	113,254
Merck & Co., Inc.	21,836	1,239,630
New York Community Bancorp, Inc.	6,978	112,136
Newmont Mining Corp.	5,872	137,640
NextEra Energy, Inc.	1,415	135,302
Northeast Utilities	1,201	54,645
Nucor Corp.	3,444	174,060
Old Republic International Corp.	4,119	67,552
Paychex, Inc.	5,256	223,906
Pepco Holdings, Inc.	3,435	70,349
Pfizer, Inc.	48,800	1,567,456
PG&E Corp.	3,523	152,194
Philip Morris International, Inc.	10,733	878,711
Piedmont Natural Gas Co., Inc.	1,402	49,617
Pinnacle West Capital Corp.	1,354	74,010
Pitney Bowes, Inc.	3,160	82,128
Plum Creek Timber Co., Inc.	3,052	128,306
PPL Corp.	5,702	188,964
Prudential Financial, Inc.	2,195	185,807
Public Service Enterprise Group, Inc.	4,430	168,960
R.R. Donnelley & Sons Co.	3,410	61,039
Reynolds American, Inc.	6,729	359,463
Safeway, Inc.	1,203	44,439
SCANA Corp.	2,176	111,672
Senior Housing Properties Trust	4,960	111,451
Southern Co. (The)	7,049	309,733
Southern Copper Corp.	6,737	196,114
Spectra Energy Corp.	5,986	221,123
Sysco Corp.	4,822	174,219
TECO Energy, Inc.	6,468	110,926
Verizon Communications, Inc.	38,532	1,834,532
Vornado Realty Trust	1,307	128,818
Waste Management, Inc.	4,033	169,668
Williams Cos., Inc. (The)	4,592	186,343
Windstream Holdings, Inc.	11,227	92,510
Xcel Energy, Inc.	3,002	91,141

Total United States		21,813,334
TOTAL COMMON STOCKS (Cost: $100,048,439)		122,890,872
RIGHTS – 0.0%
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A. expiring 5/14/14*
(Cost: $6,635)	28,654	$6,714
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $100,055,074)		122,897,586
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		628,915

NET ASSETS – 100.0%		$123,526,501

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.0%
Austria – 2.0%
ams AG	70,324	$9,871,711
CAT Oil AG	189,091	3,952,220
RHI AG	141,450	4,553,137
Schoeller-Bleckmann Oilfield Equipment AG	24,106	2,820,060
Wienerberger AG	221,582	4,244,995
Zumtobel AG	164,897	4,090,846

Total Austria		29,532,969
Belgium – 1.6%
Arseus N.V.	199,260	10,735,287
Barco N.V.	56,766	4,545,611
Econocom Group	199,416	2,289,459
EVS Broadcast Equipment S.A.	75,866	4,917,564

Total Belgium		22,487,921
Denmark – 1.6%
Aktieselskabet Schouw & Co.	110,925	5,436,697
D/S Norden A/S	119,995	5,117,010
NKT Holding A/S	135,243	7,839,450
Rockwool International A/S Class B	21,407	4,157,313

Total Denmark		22,550,470
Finland – 1.9%
Citycon Oyj	1,899,810	6,755,504
Metsa Board Oyj*	830,633	3,823,697
PKC Group Oyj	95,972	2,993,346
Raisio PLC Class V	580,157	3,838,086
Stockmann Oyj Abp Class B	281,312	4,152,461
Tikkurila Oyj	234,232	5,520,396

Total Finland		27,083,490
France – 2.3%
Akka Technologies	44,219	1,587,003
Alten S.A.	237,021	12,733,756
Assystem	96,082	2,946,456
Groupe Steria SCA	120,004	2,423,043
IPSOS	214,019	8,686,913
Korian-Medica	4	140
Mersen	78,294	2,644,842
Saft Groupe S.A.	82,021	2,867,962

Total France		33,890,115
Germany – 10.1%
Aurelius AG	389,692	14,829,133
Bauer AG	73,273	1,936,959
BayWa AG	103,024	5,860,752
Bechtle AG	82,588	7,117,594
Bertrandt AG	40,484	6,204,633
DMG MORI SEIKI AG	208,133	6,378,315
Drillisch AG	1,184,009	42,983,190
Grammer AG	61,507	3,013,221
Jenoptik AG	224,755	4,079,651
Leoni AG	280,784	20,498,883
LPKF Laser & Electronics AG	114,869	2,685,867
NORMA Group SE	119,530	6,336,808
Investments	Shares	Value
Pfeiffer Vacuum Technology AG	65,612	$8,018,402
PNE Wind AG	459,159	1,804,214
PSI AG fuer Produkte und Systeme der Informationstechnologie	40,825	761,856
QSC AG	896,331	4,472,031
SMA Solar Technology AG	182,562	9,687,216

Total Germany		146,668,725
Ireland – 2.5%
FBD Holdings PLC	150,807	3,845,219
Grafton Group PLC	502,860	5,424,080
Greencore Group PLC	2,868,746	13,185,712
IFG Group PLC	853,963	2,036,165
Total Produce PLC	2,501,372	3,447,515
UDG Healthcare PLC	1,331,294	7,790,329

Total Ireland		35,729,020
Italy – 13.9%
Amplifon SpA	577,400	3,891,468
Ansaldo STS SpA	639,015	7,490,542
Astaldi SpA	482,359	4,972,787
ASTM SpA	241,135	4,091,157
Banca Popolare di Sondrio SCARL	716,874	4,870,994
Brembo SpA	417,378	15,807,899
Brunello Cucinelli SpA	66,174	1,752,034
Cementir Holding SpA	370,981	3,517,774
Danieli & C Officine Meccaniche SpA	115,344	3,848,732
Danieli & C Officine Meccaniche SpA RSP	181,006	4,166,173
ERG SpA	965,823	15,640,955
Esprinet SpA	187,729	1,966,404
Geox SpA	1,662,903	7,494,498
Indesit Co. SpA	512,059	7,819,656
Interpump Group SpA	419,365	6,461,924
Intesa Sanpaolo SpA RSP	11,445,921	32,497,192
Iren SpA	4,105,730	7,412,924
Italcementi SpA	600,185	7,411,754
Piaggio & C. SpA	268,341	961,586
Reply SpA	39,558	3,516,592
Salini Impregilo SpA	1,936,933	11,826,227
Trevi Finanziaria Industriale SpA	247,912	2,779,604
Unipol Gruppo Finanziario SpA	5,224,700	40,829,333

Total Italy		201,028,209
Netherlands – 4.1%
BE Semiconductor Industries N.V.	347,134	5,365,674
BinckBank N.V.	1,151,721	13,624,302
Brunel International N.V.	108,213	7,588,473
Corbion N.V.	645,408	15,237,705
Heijmans N.V. CVA	98,560	1,786,300
Koninklijke BAM Groep N.V.	1,005,535	6,028,570
Koninklijke Ten Cate N.V.	153,238	4,718,213
USG People N.V.	276,876	4,472,402

Total Netherlands		58,821,639
Norway – 7.1%
Atea ASA	1,926,203	21,153,631

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2014

Investments	Shares	Value
Austevoll Seafood ASA	1,571,614	$9,318,829
Borregaard ASA	881,954	5,907,142
Cermaq ASA	196,079	2,177,910
Ekornes ASA	450,311	7,145,346
Kvaerner ASA	6,295,961	13,460,436
Leroey Seafood Group ASA	494,063	16,050,518
Sparebank 1 Nord-Norge	585,177	3,381,820
SpareBank 1 SMN	888,710	7,978,581
Tomra Systems ASA	524,069	5,033,191
Veidekke ASA	1,063,358	11,011,800

Total Norway		102,619,204
Portugal – 0.2%
Altri, SGPS, S.A.	742,427	2,699,333
Spain – 3.8%
Abengoa S.A.	1,499,086	8,392,558
Abengoa S.A. Class B	2,514,563	11,693,256
Atresmedia Corp de Medios de Comunicaion S.A.*	700,140	10,778,689
Caja de Ahorros del Mediterraneo*†	7,768	14,346
Duro Felguera S.A.	1,750,358	11,989,778
Ence Energia y Celulosa S.A.	1,235,557	3,729,364
Faes Farma S.A.	893,936	3,074,007
Laboratorios Farmaceuticos Rovi S.A.	121,597	1,634,012
Melia Hotels International S.A.	326,596	4,204,222
Pescanova S.A.*†	3,781	0

Total Spain		55,510,232
Sweden – 14.3%
AF AB Class B	220,220	8,151,830
B&B Tools AB Class B	179,775	3,299,616
Bilia AB Class A	317,706	10,167,886
BioGaia AB Class B	167,195	5,479,859
Byggmax Group AB	783,220	6,130,656
Clas Ohlson AB Class B	712,889	15,063,629
Concentric AB	291,898	4,051,919
Duni AB	638,039	8,364,756
Gunnebo AB	495,419	2,926,568
Haldex AB	203,758	2,380,589
Holmen AB Class B	708,285	25,945,306
Indutrade AB	214,718	10,233,261
Intrum Justitia AB	463,136	12,614,974
Kungsleden AB	966,261	7,973,250
Loomis AB Class B	405,396	10,410,722
Mekonomen AB	279,320	7,690,018
New Wave Group AB Class B	539,667	3,803,901
Nobia AB	511,163	4,513,589
Nolato AB Class B	330,875	8,318,379
Peab AB	2,289,273	16,150,311
Skandinaviska Enskilda Banken AB Class C	372,180	5,243,831
SkiStar AB	319,143	4,085,550
Svenska Handelsbanken AB Class B	137,382	6,748,798
Transmode Holding AB	162,909	2,732,508
Wihlborgs Fastigheter AB	733,463	14,253,972

Total Sweden		206,735,678
Investments	Shares	Value
Switzerland – 8.7%
Ascom Holding AG*	240,754	$4,946,720
Basilea Pharmaceutica AG*	149,699	17,099,258
Bellevue Group AG	259,410	4,023,226
Implenia AG*	78,902	5,904,140
Kardex AG*	48,897	2,427,275
Kudelski S.A.	199,993	2,897,957
Logitech International S.A.	3,503,374	52,351,318
Nobel Biocare Holding AG*	467,618	6,722,985
Swissquote Group Holding S.A.	81,088	3,350,554
Tecan Group AG	43,047	5,165,543
Temenos Group AG*	193,709	6,819,890
Valiant Holding AG	110,231	11,099,844
Zehnder Group AG	56,829	2,496,140

Total Switzerland		125,304,850
United Arab Emirates – 0.1%
NMC Health PLC	226,030	1,901,087
United Kingdom – 24.8%
A.G. BARR PLC	238,625	2,426,725
Abcam PLC	293,818	1,905,473
African Barrick Gold PLC	3,148,168	13,829,715
Alent PLC	371,591	1,963,809
Bank of Georgia Holdings PLC	136,232	5,662,082
Betfair Group PLC	133,980	2,470,414
Big Yellow Group PLC	600,568	5,471,760
Bodycote PLC	300,059	4,036,964
Bovis Homes Group PLC	152,197	2,272,199
Brewin Dolphin Holdings PLC	946,051	5,330,967
Cable & Wireless Communications PLC	14,072,653	12,340,605
Carillion PLC	1,737,239	10,472,797
Central Asia Metals PLC	447,559	1,237,673
Chemring Group PLC	453,635	1,966,322
Chesnara PLC	838,396	4,291,037
Cineworld Group PLC	617,656	3,199,871
Computacenter PLC	482,142	5,293,043
Cranswick PLC	128,907	2,628,317
CSR PLC	234,693	2,838,653
Dairy Crest Group PLC	562,222	4,532,824
Darty PLC	1,386,961	2,716,920
De La Rue PLC	319,116	4,333,256
Dechra Pharmaceuticals PLC	186,043	2,071,880
Development Securities PLC	453,980	1,771,036
Devro PLC	442,821	1,742,268
Diploma PLC	286,849	3,431,231
Domino Printing Sciences PLC	330,777	4,337,193
E2V Technologies PLC	822,211	2,138,369
Elementis PLC	876,460	4,186,310
EMIS Group PLC	119,474	1,290,693
F&C Asset Management PLC	2,102,541	4,276,407
Fenner PLC	410,564	2,728,305
Ferrexpo PLC	1,318,472	3,398,248
Fidessa Group PLC	74,004	3,130,043
Galliford Try PLC	210,893	4,665,603

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2014

Investments	Shares	Value
Genus PLC	69,881	$1,153,371
Go-Ahead Group PLC	176,008	5,466,634
Greggs PLC	477,972	4,028,082
Halfords Group PLC	1,208,619	9,305,036
Helical Bar PLC	420,688	2,621,296
Hill & Smith Holdings PLC	319,000	2,890,447
Homeserve PLC	813,684	4,273,080
Huntsworth PLC	1,376,057	1,554,248
Interserve PLC	381,232	4,639,668
ITE Group PLC	424,690	1,352,322
J D Wetherspoon PLC	268,433	3,832,993
James Fisher & Sons PLC	70,394	1,716,938
John Menzies PLC	216,958	2,369,145
Kcom Group PLC	2,582,948	4,271,713
Keller Group PLC	112,090	2,006,993
Kier Group PLC	158,352	4,366,503
Laird PLC	1,267,540	6,345,878
Low & Bonar PLC	917,427	1,296,242
Marshalls PLC	988,976	2,918,325
Marston’s PLC	2,179,704	5,232,807
Micro Focus International PLC	432,545	5,988,880
Mitie Group PLC	965,540	5,239,574
Moneysupermarket.com Group PLC	1,529,834	4,771,916
Morgan Advanced Materials PLC	669,247	3,995,448
National Express Group PLC	1,484,989	6,934,435
NCC Group PLC	467,397	1,461,039
Novae Group PLC	376,623	3,641,745
Numis Corp. PLC	662,367	3,459,111
Oxford Instruments PLC	28,249	596,698
Pace PLC	347,010	2,606,801
PayPoint PLC	103,854	1,982,455
Photo-Me International PLC	1,184,329	2,680,322
Polar Capital Holdings PLC	309,603	2,508,512
Premier Farnell PLC	1,704,809	6,647,842
Rank Group PLC	934,956	2,464,324
Restaurant Group PLC	456,885	5,430,892
Ricardo PLC	100,442	1,087,600
RPC Group PLC	552,670	5,818,539
RPS Group PLC	390,029	2,032,641
Safestore Holdings PLC	1,102,764	4,357,181
Savills PLC	464,327	5,167,136
Schroders PLC Non-Voting Shares	121,603	4,085,019
SDL PLC	172,353	979,824
Senior PLC	523,721	2,684,849
Shanks Group PLC	1,435,774	2,650,968
SIG PLC	746,117	2,501,461
Smiths News PLC	1,001,381	2,533,394
Spirent Communications PLC	1,011,367	1,666,710
Spirit Pub Co. PLC	1,794,090	2,430,202
ST Modwen Properties PLC	474,345	3,163,217
SThree PLC	387,181	2,581,955
Synthomer PLC	846,494	3,996,611
Ted Baker PLC	83,881	3,003,811
Telecom Plus PLC	152,007	4,533,657
Investments	Shares	Value
TT electronics PLC	546,096	$1,948,307
Tullett Prebon PLC	1,176,182	5,527,698
UTV Media PLC	465,841	1,836,723
Vesuvius PLC	788,108	5,722,010
Vitec Group PLC (The)	201,990	2,057,528
WH Smith PLC	438,149	8,787,436
WS Atkins PLC	231,836	5,376,290

Total United Kingdom		358,971,494
TOTAL COMMON STOCKS (Cost: $1,287,399,983)		1,431,534,436
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree International MidCap Dividend Fund(a)
(Cost: $3,377,818)	56,222	3,386,251
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $1,290,777,801)		1,434,920,687
Cash, Foreign Currency and Other Assets in Excess of and Liabilities – 0.8%		11,950,343

NET ASSETS – 100.0%		$1,446,871,030

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $14,346, which represents 0.0% of net assets.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.7%
Japan – 98.7%
Air Freight & Logistics – 0.1%
Kintetsu World Express, Inc.	115,700	$5,151,085
Yusen Logistics Co., Ltd.	386,400	4,885,107

Total Air Freight & Logistics		10,036,192
Airlines – 1.0%
Japan Airlines Co., Ltd.	2,247,900	110,883,449
Auto Components – 5.8%
Aisan Industry Co., Ltd.	373,900	2,875,456
Aisin Seiki Co., Ltd.	2,011,308	72,749,646
Akebono Brake Industry Co., Ltd.	793,648	3,560,376
Bridgestone Corp.	2,445,485	86,910,473
Calsonic Kansei Corp.	1,837,000	8,544,186
Daido Metal Co., Ltd.	357,000	3,757,712
Denso Corp.	4,323,479	207,725,145
Eagle Industry Co., Ltd.	223,000	3,445,094
Exedy Corp.	364,515	10,222,065
FCC Co., Ltd.	268,572	4,790,666
Keihin Corp.	416,734	6,086,012
Kinugawa Rubber Industrial Co., Ltd.	661,183	2,747,840
Koito Manufacturing Co., Ltd.	608,501	10,322,389
KYB Co., Ltd.	1,293,000	5,474,079
Musashi Seimitsu Industry Co., Ltd.	169,700	3,501,602
NGK Spark Plug Co., Ltd.	853,000	19,216,002
NHK Spring Co., Ltd.	1,321,900	12,283,908
Nifco, Inc.	369,845	10,472,088
Nissin Kogyo Co., Ltd.	395,746	7,397,301
NOK Corp.	633,000	10,356,897
Pacific Industrial Co., Ltd.	389,100	2,614,528
Press Kogyo Co., Ltd.	815,000	2,959,751
Riken Corp.	643,000	2,603,593
Sanden Corp.	3,806,000	17,000,146
Showa Corp.	564,200	6,212,582
Stanley Electric Co., Ltd.	915,207	20,359,657
Sumitomo Rubber Industries Ltd.	1,637,991	20,899,356
Takata Corp.	356,600	8,982,089
Tokai Rika Co., Ltd.	477,114	8,033,361
Tokai Rubber Industries Ltd.	513,100	5,266,269
Toyo Tire & Rubber Co., Ltd.	1,245,678	8,841,973
Toyoda Gosei Co., Ltd.	757,334	14,553,226
Toyota Boshoku Corp.	759,136	7,688,293
TPR Co., Ltd.	266,700	4,076,184
TS Tech Co., Ltd.	306,332	9,310,280
Unipres Corp.	291,000	5,241,589
Yokohama Rubber Co., Ltd. (The)	2,381,917	22,434,913

Total Auto Components		659,516,727
Automobiles – 12.9%
Daihatsu Motor Co., Ltd.	4,313,169	76,350,023
Fuji Heavy Industries Ltd.	1,445,067	39,176,842
Honda Motor Co., Ltd.	12,374,777	436,664,948
Isuzu Motors Ltd.	6,150,770	35,416,872
Nissan Motor Co., Ltd.	35,058,700	313,191,280
Investments	Shares	Value
Suzuki Motor Corp.	1,529,136	$40,000,897
Toyota Motor Corp.	9,236,317	522,510,879
Yamaha Motor Co., Ltd.	928,500	14,831,116

Total Automobiles		1,478,142,857
Banks – 4.6%
Mitsubishi UFJ Financial Group, Inc.	95,845,178	527,690,595
Beverages – 0.7%
Kirin Holdings Co., Ltd.	5,502,745	76,408,461
Building Products – 1.3%
Asahi Glass Co., Ltd.	14,052,406	81,597,697
Central Glass Co., Ltd.	1,360,000	4,423,945
Daikin Industries Ltd.	834,849	46,871,844
Okabe Co., Ltd.	408,100	5,884,629
Sanwa Holdings Corp.	1,599,831	10,392,649

Total Building Products		149,170,764
Capital Markets – 0.8%
GCA Savvian Corp.	153,100	1,321,609
Monex Group, Inc.	1,351,696	5,263,194
Nomura Holdings, Inc.	13,381,656	86,018,899

Total Capital Markets		92,603,702
Chemicals – 7.1%
ADEKA Corp.	738,900	8,538,049
Asahi Kasei Corp.	9,305,522	63,431,339
Chugoku Marine Paints Ltd.	350,000	2,491,139
Daicel Corp.	1,873,542	15,390,751
Denki Kagaku Kogyo K.K.	5,087,076	17,486,283
DIC Corp.	7,168,857	18,864,497
Fujimi, Inc.	426,900	5,334,955
Gun Ei Chemical Industry Co., Ltd.	486,000	1,826,305
Hitachi Chemical Co., Ltd.	1,607,915	21,936,404
JSP Corp.	267,196	4,133,060
JSR Corp.	1,471,361	27,331,297
Kaneka Corp.	3,517,160	21,379,251
Kansai Paint Co., Ltd.	906,000	12,976,162
Kumiai Chemical Industry Co., Ltd.	381,000	2,423,217
Kuraray Co., Ltd.	3,473,737	39,802,007
Kureha Corp.	1,862,000	8,823,188
Lintec Corp.	438,647	8,382,360
Mitsubishi Chemical Holdings Corp.	12,242,563	50,998,296
Mitsubishi Gas Chemical Co., Inc.	3,001,564	16,962,764
Mitsui Chemicals, Inc.	9,916,188	24,360,786
Nihon Nohyaku Co., Ltd.	256,000	3,865,417
Nihon Parkerizing Co., Ltd.	198,000	4,591,193
Nippon Paint Co., Ltd.	1,049,000	15,930,825
Nippon Shokubai Co., Ltd.	942,000	11,150,148
Nippon Soda Co., Ltd.	821,000	4,472,311
Nippon Synthetic Chemical Industry Co., Ltd. (The)	448,000	3,223,460
Nissan Chemical Industries Ltd.	1,167,953	17,567,211
Nitto Denko Corp.	942,114	45,209,762
Sakata INX Corp.	328,000	3,105,307
Sanyo Chemical Industries Ltd.	1,017,000	6,527,523

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2014

Investments	Shares	Value
Shikoku Chemicals Corp.	253,000	$1,827,761
Shin-Etsu Chemical Co., Ltd.	2,247,589	128,720,493
Showa Denko K.K.	8,899,312	12,616,396
Sumitomo Bakelite Co., Ltd.	1,841,000	7,096,927
Sumitomo Seika Chemicals Co., Ltd.	438,000	2,947,361
Taiyo Holdings Co., Ltd.	393,833	11,682,865
Taiyo Nippon Sanso Corp.	2,886,953	22,762,595
Teijin Ltd.	5,133,095	12,759,842
Tokai Carbon Co., Ltd.	2,847,000	9,675,681
Toray Industries, Inc.	7,806,514	51,697,262
Tosoh Corp.	3,578,614	13,830,057
Toyo Ink SC Holdings Co., Ltd.	3,120,322	12,634,600
Toyobo Co., Ltd.	6,967,513	10,960,209
Ube Industries Ltd.	10,216,923	18,849,496
Zeon Corp.	1,200,000	10,883,138

Total Chemicals		817,459,950
Commercial Services & Supplies – 0.1%
Sato Holdings Corp.	292,967	6,801,807
Communications Equipment – 0.0%
Hitachi Kokusai Electric, Inc.	419,000	5,040,938
Construction & Engineering – 0.5%
JGC Corp.	1,179,018	41,099,914
Penta-Ocean Construction Co., Ltd.	1,394,043	4,751,266
Sumitomo Densetsu Co., Ltd.	164,960	2,055,092
Taikisha Ltd.	292,600	6,358,584
Toyo Engineering Corp.	615,000	2,830,606

Total Construction & Engineering		57,095,462
Consumer Finance – 0.1%
Hitachi Capital Corp.	746,158	15,997,639
Containers & Packaging – 0.0%
Fuji Seal International, Inc.	137,491	4,692,731
Electrical Equipment – 2.8%
Daihen Corp.	822,000	3,280,497
Denyo Co., Ltd.	158,800	2,675,322
Fuji Electric Co., Ltd.	3,876,869	17,354,339
Fujikura Ltd.	1,809,577	8,293,638
Furukawa Electric Co., Ltd.	2,699,000	6,735,379
GS Yuasa Corp.	1,835,920	9,751,403
IDEC Corp.	406,661	3,818,432
Mitsubishi Electric Corp.	7,904,114	89,183,672
Nidec Corp.	1,451,444	88,494,605
Nippon Carbon Co., Ltd.	530,624	1,009,878
Nissin Electric Co., Ltd.	562,000	2,903,180
Sanyo Denki Co., Ltd.	428,000	2,772,015
Sumitomo Electric Industries Ltd.	4,425,083	65,999,199
Tatsuta Electric Wire and Cable Co., Ltd.	350,136	1,815,533
Ushio, Inc.	933,609	12,075,226

Total Electrical Equipment		316,162,318
Electronic Equipment, Instruments & Components – 7.3%
Amano Corp.	801,733	8,298,756
Anritsu Corp.	961,252	11,060,675
Investments	Shares	Value
Citizen Holdings Co., Ltd.	1,801,385	$13,591,068
Enplas Corp.	52,248	2,942,549
FUJIFILM Holdings Corp.	3,077,895	82,816,401
Hakuto Co., Ltd.	347,719	3,264,983
Hamamatsu Photonics K.K.	403,785	18,231,784
Hitachi High-Technologies Corp.	463,919	10,829,356
Hitachi Ltd.	23,997,028	177,557,269
Horiba Ltd.	250,500	9,462,009
Hoya Corp.	4,646,757	144,972,863
Ibiden Co., Ltd.	1,750,201	34,567,256
Japan Aviation Electronics Industry Ltd.	376,000	5,629,868
Keyence Corp.	26,110	10,792,860
KOA Corp.	232,346	2,594,532
Kyocera Corp.	1,597,618	72,182,517
Macnica, Inc.	120,600	3,577,540
Murata Manufacturing Co., Ltd.	990,656	93,645,057
Nichicon Corp.	480,500	3,811,900
Nippon Electric Glass Co., Ltd.	4,818,301	24,843,597
Ohara, Inc.	183,700	1,132,684
Optex Co., Ltd.	157,300	2,721,839
Ryosan Co., Ltd.	414,945	8,779,581
Sanshin Electronics Co., Ltd.	450,154	3,020,405
Shimadzu Corp.	1,298,000	11,557,664
SIIX Corp.	296,500	4,865,612
Taiyo Yuden Co., Ltd.	154,800	1,913,486
TDK Corp.	866,468	36,262,340
Topcon Corp.	313,400	5,149,030
UKC Holdings Corp.	145,500	2,516,245
Yaskawa Electric Corp.	589,000	8,161,412
Yokogawa Electric Corp.	905,038	14,649,690

Total Electronic Equipment, Instruments & Components		835,402,828
Energy Equipment & Services – 0.0%
Modec, Inc.	163,200	4,139,228
Toyo Kanestu K.K.	446,775	1,140,960

Total Energy Equipment & Services		5,280,188
Food & Staples Retailing – 1.8%
Seven & I Holdings Co., Ltd.	5,320,424	203,755,423
Food Products – 1.0%
Ajinomoto Co., Inc.	3,162,513	45,295,011
Fuji Oil Co., Ltd.	460,422	5,910,355
Kikkoman Corp.	743,000	14,046,910
Nisshin Oillio Group Ltd. (The)	1,803,000	5,882,488
Sakata Seed Corp.	318,700	4,394,368
Toyo Suisan Kaisha Ltd.	592,000	19,803,272
Yakult Honsha Co., Ltd.	325,287	16,361,476

Total Food Products		111,693,880
Health Care Equipment & Supplies – 0.4%
Mani, Inc.	79,700	3,312,288
Nikkiso Co., Ltd.	309,000	3,438,501
Nipro Corp.	1,033,133	9,299,551
Sysmex Corp.	346,160	11,058,566

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2014

Investments	Shares	Value
Terumo Corp.	1,133,656	$24,800,961

Total Health Care Equipment & Supplies		51,909,867
Household Durables – 1.7%
Casio Computer Co., Ltd.	2,396,357	28,411,437
Foster Electric Co., Ltd.	56,100	684,193
Fujitsu General Ltd.	473,000	4,574,530
JVCKENWOOD Corp.*	1,151,413	2,783,918
Nikon Corp.	1,386,446	22,374,844
Rinnai Corp.	175,100	15,421,246
Sekisui Chemical Co., Ltd.	3,435,000	35,789,241
Sony Corp.	3,811,221	72,978,859
Tamron Co., Ltd.	275,700	6,545,482

Total Household Durables		189,563,750
Household Products – 0.3%
Pigeon Corp.	187,400	8,479,720
Unicharm Corp.	408,187	21,851,094

Total Household Products		30,330,814
Industrial Conglomerates – 1.0%
Nisshinbo Holdings, Inc.	1,334,000	11,424,849
Toshiba Corp.	24,523,618	104,061,961

Total Industrial Conglomerates		115,486,810
Insurance – 0.9%
MS&AD Insurance Group Holdings	4,512,700	103,588,123
Leisure Products – 0.2%
Dunlop Sports Co., Ltd.	273,207	3,321,407
Mizuno Corp.	842,000	4,750,226
Tomy Co., Ltd.	491,200	2,279,882
Yamaha Corp.	641,407	8,277,224

Total Leisure Products		18,628,739
Machinery – 8.9%
Aida Engineering Ltd.	405,400	3,865,639
Amada Co., Ltd.	2,147,893	15,141,723
Anest Iwata Corp.	93,000	586,979
Asahi Diamond Industrial Co., Ltd.	459,400	5,857,088
CKD Corp.	368,200	3,518,073
Daifuku Co., Ltd.	753,000	9,329,786
Ebara Corp.	1,443,158	9,066,594
FANUC Corp.	1,002,689	177,248,660
Fujitec Co., Ltd.	571,000	7,745,662
Furukawa Co., Ltd.	1,710,000	3,088,411
Hino Motors Ltd.	3,081,310	45,807,502
Hitachi Construction Machinery Co., Ltd.	1,341,600	25,897,954
Hitachi Koki Co., Ltd.	1,227,711	9,644,300
Hitachi Zosen Corp.	928,281	4,434,765
Hoshizaki Electric Co., Ltd.	288,069	10,909,056
IHI Corp.	6,185,882	26,068,581
Japan Steel Works Ltd. (The)	2,521,313	11,335,320
JTEKT Corp.	1,626,078	24,221,039
Kawasaki Heavy Industries Ltd.	8,057,510	29,731,066
Kitz Corp.	1,116,900	5,476,861
Komatsu Ltd.	6,272,406	130,217,061
Investments	Shares	Value
Kubota Corp.	4,621,820	$61,349,011
Makino Milling Machine Co., Ltd.	583,000	4,115,560
Makita Corp.	565,569	31,138,284
Minebea Co., Ltd.	2,245,701	20,017,998
Mitsubishi Heavy Industries Ltd.	16,211,198	93,975,678
Mitsui Engineering & Shipbuilding Co., Ltd.	5,636,315	11,931,026
Nabtesco Corp.	775,500	17,876,749
NGK Insulators Ltd.	1,866,939	38,975,762
Nippon Thompson Co., Ltd.	534,000	2,618,537
Nitta Corp.	168,500	3,147,973
Noritake Co., Ltd.	3,085,600	7,819,989
NSK Ltd.	2,264,366	23,350,553
Obara Group, Inc.	82,600	3,099,956
Oiles Corp.	273,800	5,867,618
OKUMA Corp.	944,000	7,644,764
OSG Corp.	444,824	7,731,562
Ryobi Ltd.	1,552,000	4,747,099
Sintokogio, Ltd.	410,800	3,147,266
SMC Corp.	187,020	49,440,399
Sodick Co., Ltd.	333,984	1,258,298
Star Micronics Co., Ltd.	778,700	9,406,251
Sumitomo Heavy Industries Ltd.	3,652,186	14,859,115
Tadano Ltd.	476,000	6,202,768
THK Co., Ltd.	429,679	9,667,100
Torishima Pump Manufacturing Co., Ltd.	263,256	3,254,114
Toshiba Machine Co., Ltd.	1,210,000	5,733,650
Tsubakimoto Chain Co.	723,000	5,181,085
Tsugami Corp.	479,290	2,871,505
Union Tool Co.	67,540	1,547,744

Total Machinery		1,017,169,534
Marine – 0.3%
Kawasaki Kisen Kaisha, Ltd.	5,321,000	11,521,901
Nippon Yusen K.K.	9,830,763	28,637,461

Total Marine		40,159,362
Metals & Mining – 1.8%
Hitachi Metals Ltd.	1,572,018	22,423,600
JFE Holdings, Inc.	1,850,362	34,910,457
Mitsubishi Materials Corp.	5,900,000	16,785,940
Mitsui Mining & Smelting Co., Ltd.	3,529,000	8,155,576
Nippon Steel Sumitomo Metal Corp.	15,018,261	41,123,946
OSAKA Titanium Technologies Co.	70,700	1,227,476
Sumitomo Metal Mining Co., Ltd.	5,470,000	68,836,432
Topy Industries Ltd.	1,633,000	2,885,915
Yamato Kogyo Co., Ltd.	276,096	8,672,822

Total Metals & Mining		205,022,164
Personal Products – 1.9%
Kao Corp.	3,537,880	125,630,210
Mandom Corp.	153,900	5,574,084
Shiseido Co., Ltd.	4,614,922	81,377,854

Total Personal Products		212,582,148
Pharmaceuticals – 9.9%
Astellas Pharma, Inc.	19,597,515	232,920,895

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2014

Investments	Shares	Value
Daiichi Sankyo Co., Ltd.	8,509,321	$143,605,379
Dainippon Sumitomo Pharma Co., Ltd.	1,860,511	29,627,985
Eisai Co., Ltd.	3,746,177	146,158,559
Kyowa Hakko Kirin Co., Ltd.	3,673,470	39,236,947
Shionogi & Co., Ltd.	2,440,277	45,329,416
Takeda Pharmaceutical Co., Ltd.	10,333,329	490,854,449

Total Pharmaceuticals		1,127,733,630
Road & Rail – 0.3%
Nippon Express Co., Ltd.	7,055,000	34,595,087
Semiconductors & Semiconductor Equipment – 0.6%
Advantest Corp.	781,200	8,473,083
Disco Corp.	89,100	5,554,421
Lasertec Corp.	244,556	2,759,373
Sanken Electric Co., Ltd.	712,000	5,046,949
Shinko Electric Industries Co., Ltd.	853,810	6,176,516
Tokyo Electron Ltd.	602,353	36,994,540
Tokyo Seimitsu Co., Ltd.	119,000	2,099,558

Total Semiconductors & Semiconductor Equipment		67,104,440
Software – 0.9%
Capcom Co., Ltd.	1,407,400	26,758,161
Konami Corp.	1,099,100	25,453,741
Square Enix Holdings Co., Ltd.	1,082,200	22,330,193
Trend Micro, Inc.	1,021,608	31,694,301

Total Software		106,236,396
Specialty Retail – 1.1%
Fast Retailing Co., Ltd.	323,400	117,555,751
Sanrio Co., Ltd.	343,635	11,611,883

Total Specialty Retail		129,167,634
Technology Hardware, Storage & Peripherals – 6.2%
Brother Industries Ltd.	2,115,093	29,636,153
Canon, Inc.	16,969,256	525,794,008
Konica Minolta, Inc.	3,351,138	31,336,077
Ricoh Co., Ltd.	6,074,678	70,193,396
RISO KAGAKU Corp.	234,914	5,823,522
Roland DG Corp.	97,800	3,879,332
Seiko Epson Corp.	1,106,954	34,503,300
Toshiba TEC Corp.	1,252,531	7,139,250
Wacom Co., Ltd.	880,000	6,195,077

Total Technology Hardware, Storage & Peripherals		714,500,115
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	1,009,692	19,892,849
Descente Ltd.	319,081	2,515,840
Japan Vilene Co., Ltd.	615,000	3,487,498
Kurabo Industries Ltd.	1,664,653	3,006,510
Seiko Holdings Corp.	735,000	2,933,291
Seiren Co., Ltd.	342,910	2,826,922

Total Textiles, Apparel & Luxury Goods		34,662,910
Tobacco – 3.4%
Japan Tobacco, Inc.	12,426,945	390,962,779
Investments	Shares	Value
Trading Companies & Distributors – 10.7%
Daiichi Jitsugyo Co., Ltd.	290,000	$1,292,518
Hanwa Co., Ltd.	3,204,000	12,444,531
Inabata & Co., Ltd.	748,486	7,645,844
ITOCHU Corp.	16,291,994	190,786,472
Kuroda Electric Co., Ltd.	337,187	5,471,083
Marubeni Corp.	19,101,278	128,535,084
MISUMI Group, Inc.	362,900	10,078,108
Mitsubishi Corp.	16,298,000	303,218,605
Mitsui & Co., Ltd.	20,622,489	292,161,106
Nagase & Co., Ltd.	1,343,900	16,638,078
Nippon Steel & Sumikin Bussan Corp.	1,846,000	5,933,155
Sojitz Corp.	7,270,658	12,425,458
Sumitomo Corp.	14,645,277	186,718,927
Toyota Tsusho Corp.	2,041,010	51,924,515

Total Trading Companies & Distributors		1,225,273,484
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $11,366,659,499)		11,298,513,697
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		143,310,037

NET ASSETS – 100.0%		$11,441,823,734
*	Non-income producing security.

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.3%
Australia – 1.6%
Ansell Ltd.	2,117	$36,123
CSL Ltd.	6,034	389,022
Orica Ltd.	13,767	279,188
REA Group Ltd.	1,760	79,524
Seek Ltd.	7,328	119,335
TPG Telecom Ltd.	14,854	91,553

Total Australia		994,745
Austria – 0.8%
Andritz AG	2,003	123,828
OMV AG	7,746	351,612

Total Austria		475,440
Brazil – 4.9%
Ambev S.A.	147,000	1,104,210
CCR S.A.	43,716	337,484
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	47,689
Cia Hering	5,308	64,406
Cielo S.A.	18,520	593,477
Duratex S.A.	9,900	50,674
EcoRodovias Infraestrutura e Logistica S.A.	6,600	39,778
Estacio Participacoes S.A.	600	6,079
Localiza Rent a Car S.A.	1,428	21,010
Lojas Americanas S.A.	1,500	9,466
Lojas Renner S.A.	2,700	76,842
M Dias Branco S.A.	912	36,941
Marisa Lojas S.A.	1,600	10,920
Mills Estruturas e Servicos de Engenharia S.A.	600	7,445
Raia Drogasil S.A.	565	4,915
Souza Cruz S.A.	31,600	288,482
Ultrapar Participacoes S.A.	9,000	219,007
WEG S.A.	9,400	132,054

Total Brazil		3,050,879
Canada – 3.2%
Agrium, Inc.	1,905	185,935
Alimentation Couche-Tard, Inc. Class B	351	28,433
Canadian National Railway Co.	9,800	551,464
Canadian Pacific Railway Ltd.	1,400	210,111
Eldorado Gold Corp.	8,900	49,590
Ensign Energy Services, Inc.	2,600	38,491
Gildan Activewear, Inc.	600	30,284
MacDonald Dettwiler & Associates Ltd.	700	55,379
Potash Corp. of Saskatchewan, Inc.	12,600	456,511
Ritchie Bros. Auctioneers, Inc.	1,700	41,154
Saputo, Inc.	1,600	80,728
ShawCor Ltd.	600	25,060
Silver Wheaton Corp.	4,500	102,251
Tim Hortons, Inc.	1,800	99,707

Total Canada		1,955,098
Chile – 0.3%
CFR Pharmaceuticals S.A.	78,995	15,792
S.A.C.I. Falabella	18,263	160,028

Total Chile		175,820
Investments	Shares	Value
China – 2.1%
Air China Ltd. Class H	34,000	$20,075
Anhui Conch Cement Co., Ltd. Class H	17,500	75,012
China International Marine Containers Group Co., Ltd. Class H	24,300	56,325
Far East Horizon Ltd.	117,000	85,973
Great Wall Motor Co., Ltd. Class H	15,000	75,222
PetroChina Co., Ltd. Class H	636,000	692,815
Ping An Insurance Group Co. of China Ltd. Class H	23,500	194,797
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	28,000	31,909
Tsingtao Brewery Co., Ltd. Class H	2,000	14,632
Wumart Stores, Inc. Class H	7,250	7,066
Zhuzhou CSR Times Electric Co., Ltd. Class H	16,500	55,623

Total China		1,309,449
Denmark – 3.3%
Coloplast A/S Class B	2,015	163,112
GN Store Nord A/S	633	15,717
Novo Nordisk A/S Class B	39,075	1,780,268
Novozymes A/S Class B	2,444	107,514

Total Denmark		2,066,611
Finland – 1.3%
Kone Oyj Class B	9,528	399,737
Nokian Renkaat Oyj	4,090	165,447
Wartsila Oyj Abp	3,858	209,661

Total Finland		774,845
France – 1.4%
Bureau Veritas S.A.	6,369	195,356
Hermes International	703	234,089
Iliad S.A.	77	22,212
JC Decaux S.A.	3,254	142,595
SEB S.A.	694	59,915
Technip S.A.	1,482	153,009
Vallourec S.A.	1,647	89,448

Total France		896,624
Germany – 5.0%
CTS Eventim AG	585	39,024
Fielmann AG	747	100,412
Hugo Boss AG	1,765	234,941
Infineon Technologies AG	13,238	158,040
MTU Aero Engines AG	530	49,278
SAP AG	12,829	1,038,969
Symrise AG	1,923	96,103
United Internet AG Registered Shares	2,301	108,096
Volkswagen AG	4,571	1,159,196
Wacker Chemie AG	366	44,708
Wirecard AG	1,004	41,679

Total Germany		3,070,446
Hong Kong – 4.4%
China Everbright International Ltd.	28,000	38,334
China Overseas Grand Oceans Group Ltd.	18,000	11,834
China Overseas Land & Investment Ltd.	110,000	285,031

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

March 31, 2014

Investments	Shares	Value
China Resources Enterprise Ltd.	12,000	$33,879
Franshion Properties China Ltd.	182,000	60,768
Hang Seng Bank Ltd.	60,900	969,589
Hong Kong & China Gas Co., Ltd.	125,535	273,822
Hongkong & Shanghai Hotels (The)	12,500	16,630
Hysan Development Co., Ltd.	22,000	95,719
Lenovo Group Ltd.	154,000	170,139
SJM Holdings Ltd.	113,536	319,076
Techtronic Industries Co., Ltd.	12,000	33,415
Wharf Holdings Ltd.	53,000	338,892
Yuexiu Property Co., Ltd.	310,000	63,942

Total Hong Kong		2,711,070
India – 0.6%
Infosys Ltd. ADR	5,692	308,393
Tata Motors Ltd. ADR	1,800	63,738

Total India		372,131
Indonesia – 5.5%
PT AKR Corporindo Tbk	34,000	14,471
PT Alam Sutera Realty Tbk	109,500	5,735
PT Astra International Tbk	912,296	592,270
PT Bank Central Asia Tbk	195,500	182,421
PT Bank Mandiri Persero Tbk	350,001	291,154
PT Bank Rakyat Indonesia Persero Tbk*	504,089	424,882
PT Bumi Serpong Damai	68,500	9,859
PT Charoen Pokphand Indonesia Tbk	65,953	23,194
PT Ciputra Development Tbk	63,500	6,484
PT Global Mediacom Tbk	68,500	14,170
PT Gudang Garam Tbk	19,000	82,623
PT Indocement Tunggal Prakarsa Tbk	58,500	120,373
PT Indofood CBP Sukses Makmur Tbk	44,500	39,564
PT Japfa Comfeed Indonesia Tbk	42,500	5,275
PT Jasa Marga Persero Tbk	80,501	42,518
PT Kalbe Farma Tbk	537,000	69,252
PT Lippo Karawaci Tbk	85,500	8,166
PT Mayora Indah Tbk	2,230	5,889
PT Media Nusantara Citra Tbk	110,500	25,582
PT Perusahaan Gas Negara Persero Tbk	660,500	297,981
PT Semen Indonesia Persero Tbk	178,000	247,571
PT Summarecon Agung Tbk	99,000	9,281
PT Surya Citra Media Tbk	196,000	55,211
PT Telekomunikasi Indonesia Persero Tbk	2,464,500	480,534
PT Unilever Indonesia Tbk	79,000	203,411
PT United Tractors Tbk	97,400	177,910

Total Indonesia		3,435,781
Ireland – 0.1%
Dragon Oil PLC	8,357	76,480
Italy – 0.2%
DiaSorin SpA	594	25,502
Salvatore Ferragamo SpA	1,522	44,828
Tod’s SpA	490	63,651

Total Italy		133,981
Investments	Shares	Value
Japan – 3.8%
Dena Co., Ltd.	2,400	$43,439
Fast Retailing Co., Ltd.	600	218,100
Fuji Heavy Industries Ltd.	3,500	94,887
Idemitsu Kosan Co., Ltd.	2,400	49,382
Japan Tobacco, Inc.	18,600	585,173
JGC Corp.	3,000	104,578
Kakaku.com, Inc.	800	13,043
KDDI Corp.	11,300	655,715
Komatsu Ltd.	12,300	255,352
Nippon Shokubai Co., Ltd.	3,000	35,510
Nitto Denko Corp.	1,800	86,378
Otsuka Corp.	500	65,446
Sanrio Co., Ltd.	600	20,275
SCSK Corp.	1,800	48,607
Sysmex Corp.	1,000	31,946
Unicharm Corp.	500	26,766
Wacom Co., Ltd.	1,500	10,560

Total Japan		2,345,157
Malaysia – 0.4%
AirAsia Bhd	35,800	27,956
Bumi Armada Bhd	19,600	23,469
Dialog Group Bhd	17,300	19,019
Kuala Lumpur Kepong Bhd	16,100	119,314
Nestle (Malaysia) Bhd	3,900	79,636

Total Malaysia		269,394
Mexico – 2.5%
Arca Continental S.A.B de C.V.	12,500	74,701
Controladora Comercial Mexicana S.A.B de C.V.	1,700	7,070
El Puerto de Liverpool S.A.B de C.V.	4,400	48,192
Fomento Economico Mexicano S.A.B de C.V.	27,000	251,631
Grupo Bimbo S.A.B de C.V. Series A	10,640	28,735
Grupo Mexico S.A.B. de C.V. Series B	177,774	561,711
Kimberly-Clark de Mexico S.A.B de C.V. Class A	47,200	126,457
Wal-Mart de Mexico S.A.B de C.V. Series V	187,800	445,870

Total Mexico		1,544,367
Netherlands – 2.8%
Arcadis N.V.	1,174	45,168
ASML Holding N.V.	2,747	254,536
Gemalto N.V.	395	46,024
Heineken Holding N.V.	2,746	177,369
Koninklijke Vopak N.V.	1,669	93,231
Unilever N.V.	27,546	1,132,694

Total Netherlands		1,749,022
Norway – 0.2%
Aker Solutions ASA	8,685	135,271
Philippines – 0.6%
Ayala Land, Inc.	86,900	57,940
International Container Terminal Services, Inc.	19,610	47,227
Jollibee Foods Corp.	6,690	25,510
Petron Corp.	30,600	8,011
Semirara Mining Corp.	12,000	109,711

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

March 31, 2014

Investments	Shares	Value
SM Prime Holdings, Inc.	217,500	$70,810
Universal Robina Corp.	22,120	70,042

Total Philippines		389,251
Portugal – 0.4%
Galp Energia, SGPS, S.A.	10,753	185,773
Jeronimo Martins, SGPS, S.A.	5,059	84,926

Total Portugal		270,699
Russia – 5.6%
Magnit OJSC Reg S GDR	1,832	100,394
MegaFon OAO GDR	27,742	780,937
MMC Norilsk Nickel OJSC ADR	105,806	1,759,554
NovaTek OAO Reg S GDR	4,061	446,710
Uralkali OJSC Reg S GDR	16,535	392,375

Total Russia		3,479,970
Singapore – 0.9%
Keppel Land Ltd.	43,000	114,890
M1 Ltd.	35,000	96,577
SembCorp Marine Ltd.	50,000	161,027
Singapore Exchange Ltd.	29,000	160,041
Super Group Ltd.	5,000	13,837

Total Singapore		546,372
South Africa – 3.7%
Bidvest Group Ltd.	6,606	174,862
Capitec Bank Holdings Ltd.	2,088	38,612
Foschini Group Ltd. (The)	8,135	82,874
Imperial Holdings Ltd.	5,311	95,183
Life Healthcare Group Holdings Ltd.	25,637	93,867
Massmart Holdings Ltd.	2,211	28,904
Mr. Price Group Ltd.	5,390	80,666
MTN Group Ltd.	62,169	1,274,069
Shoprite Holdings Ltd.	4,934	74,682
Spar Group Ltd. (The)	3,046	35,192
Tiger Brands Ltd.	2,696	69,790
Truworths International Ltd.	13,612	99,975
Woolworths Holdings Ltd.	18,082	126,152

Total South Africa		2,274,828
South Korea – 0.4%
Coway Co., Ltd.	1,135	79,651
Kangwon Land, Inc.	3,550	103,387
KEPCO Plant Service & Engineering Co., Ltd.	814	51,847

Total South Korea		234,885
Spain – 2.4%
Distribuidora Internacional de Alimentacion S.A.	5,337	48,783
Inditex S.A.	8,802	1,321,104
Prosegur Cia de Seguridad S.A.	10,719	68,992
Viscofan S.A.	627	32,808

Total Spain		1,471,687
Sweden – 7.0%
Atlas Copco AB Class A	19,801	570,189
Atlas Copco AB Class B	10,678	291,837
Boliden AB	9,225	140,007
Investments	Shares	Value
Elekta AB Class B	3,095	$41,172
Hennes & Mauritz AB Class B	47,957	2,041,495
Scania AB Class B	9,623	282,298
SKF AB Class B	9,484	242,382
Volvo AB Class A	14,164	227,854
Volvo AB Class B	32,419	514,020

Total Sweden		4,351,254
Switzerland – 10.4%
Aryzta AG*	343	30,326
Cie Financiere Richemont S.A.	2,483	237,239
Geberit AG	394	129,125
Partners Group Holding AG	353	99,264
Roche Holding AG	3,635	1,085,336
Roche Holding AG – Genusschein	12,476	3,742,729
Schindler Holding AG	927	136,319
Schindler Holding AG Participating Shares	434	64,018
Sonova Holding AG*	657	96,094
Swatch Group AG (The)	257	161,180
Syngenta AG	1,718	650,170

Total Switzerland		6,431,800
Taiwan – 3.6%
Largan Precision Co., Ltd.	2,000	94,574
President Chain Store Corp.	13,000	91,782
Taiwan Semiconductor Manufacturing Co., Ltd.	521,000	2,027,370

Total Taiwan		2,213,726
Thailand – 3.2%
Advanced Info Service PCL NVDR	102,245	712,311
Central Pattana PCL NVDR	90,450	131,047
CP ALL PCL	183,756	246,405
Home Product Center PCL NVDR	243,077	73,058
Indorama Ventures PCL	192,025	135,554
Intouch Holdings PCL NVDR	43,553	103,714
Jasmine International PCL NVDR	215,646	52,516
Minor International PCL NVDR	185,127	141,527
Robinson Department Store PCL NVDR	72,617	118,081
Siam Cement PCL NVDR	7,000	90,197
Thai Union Frozen Products PCL NVDR	90,230	191,224

Total Thailand		1,995,634
Turkey – 0.6%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	5,557	61,825
Aselsan Elektronik Sanayi ve Ticaret A.S.	6,239	25,111
BIM Birlesik Magazalar A.S.	3,296	74,265
Coca-Cola Icecek A.S.	722	17,382
Koza Altin Isletmeleri A.S.	3,518	30,506
TAV Havalimanlari Holding A.S.	9,457	76,038
Turk Hava Yollari	16,948	52,210
Ulker Biskuvi Sanayi A.S.	6,019	42,346

Total Turkey		379,683
United Kingdom – 15.1%
Admiral Group PLC	6,368	151,602
AMEC PLC	8,397	157,069
ARM Holdings PLC	6,137	102,108

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

March 31, 2014

Investments	Shares	Value
Aveva Group PLC	1,082	$37,773
Berkeley Group Holdings PLC	630	27,518
BG Group PLC	37,368	696,181
British American Tobacco PLC	41,139	2,287,649
Burberry Group PLC	6,122	142,378
Capita PLC	12,483	228,089
Compass Group PLC	35,396	539,946
Croda International PLC	2,915	123,729
Diageo PLC	32,205	999,182
Dunelm Group PLC	2,127	33,528
Fresnillo PLC	20,179	283,765
Hargreaves Lansdown PLC	6,083	147,860
Hikma Pharmaceuticals PLC	1,487	41,177
InterContinental Hotels Group PLC	4,598	147,715
Intertek Group PLC	1,780	91,162
ITV PLC	58,315	186,176
John Wood Group PLC	3,714	47,491
Next PLC	2,486	273,539
Reckitt Benckiser Group PLC	11,293	920,082
Rotork PLC	996	43,953
Smiths Group PLC	8,860	187,887
Spirax-Sarco Engineering PLC	1,093	52,661
TalkTalk Telecom Group PLC	29,251	156,197
Taylor Wimpey PLC	13,718	26,941
Unilever PLC	21,335	910,913
Victrex PLC	1,854	62,096
Weir Group PLC (The)	2,686	113,561
Whitbread PLC	2,433	168,818

Total United Kingdom		9,388,746
TOTAL COMMON STOCKS (Cost: $55,048,505)		60,971,146
EXCHANGE-TRADED FUNDS & NOTES – 1.2%
United States – 1.2%
iPath MSCI India Index ETN*	11,107	673,417
WisdomTree DEFA Fund(a)	783	42,807
WisdomTree Emerging Markets Equity Income Fund(a)	587	28,804

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $655,424)		745,028
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $55,703,929)		61,716,174
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		295,412

NET ASSETS – 100.0%		$62,011,586

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.5%
Japan – 98.5%
Air Freight & Logistics – 0.5%
Kintetsu World Express, Inc.	11,783	$524,592
Mitsui-Soko Co., Ltd.	78,090	312,406
Shibusawa Warehouse Co., Ltd. (The)	34,000	127,436
Yusen Logistics Co., Ltd.	29,300	370,429

Total Air Freight & Logistics		1,334,863
Auto Components – 5.2%
Aisan Industry Co., Ltd.	30,800	236,866
Akebono Brake Industry Co., Ltd.	97,332	436,640
Calsonic Kansei Corp.	151,000	702,326
Daido Metal Co., Ltd.	35,000	368,403
Eagle Industry Co., Ltd.	17,000	262,631
EXEDY Corp.	34,425	965,377
FCC Co., Ltd.	29,768	530,988
Keihin Corp.	45,021	657,490
Kinugawa Rubber Industrial Co., Ltd.	38,372	159,472
KYB Co., Ltd.	116,400	492,794
Musashi Seimitsu Industry Co., Ltd.	19,105	394,214
Nifco, Inc.	42,486	1,202,983
Nissan Shatai Co., Ltd.	25,437	427,058
Nissin Kogyo Co., Ltd.	44,800	837,404
Pacific Industrial Co., Ltd.	36,100	242,571
Press Kogyo Co., Ltd.	84,000	305,054
Riken Corp.	115,687	468,432
Sanden Corp.	137,963	616,235
Sanoh Industrial Co., Ltd.	34,997	219,528
Showa Corp.	52,600	579,195
Taiho Kogyo Co., Ltd.	20,700	196,578
Takata Corp.	38,100	959,668
Tokai Rika Co., Ltd.	49,558	834,428
Tokai Rubber Industries Ltd.	67,200	689,716
Topre Corp.	36,900	395,568
Toyo Tire & Rubber Co., Ltd.	124,682	885,008
TPR Co., Ltd.	19,700	301,090
Unipres Corp.	23,803	428,748

Total Auto Components		14,796,465
Banks – 9.8%
77 Bank Ltd. (The)	258,000	1,162,422
Akita Bank Ltd. (The)	33,466	96,838
Aomori Bank Ltd. (The)	50,622	140,091
Awa Bank Ltd. (The)	144,378	769,661
Bank of Iwate Ltd. (The)	15,000	726,077
Bank of Nagoya Ltd. (The)	142,691	558,377
Bank of Okinawa Ltd. (The)	14,000	592,028
Bank of Saga Ltd. (The)	11,448	24,900
Bank of the Ryukyus Ltd.	43,508	580,050
Chukyo Bank Ltd. (The)	256,000	449,930
Daisan Bank Ltd. (The)	15,083	26,509
Daishi Bank Ltd. (The)	345,552	1,271,682
Ehime Bank Ltd. (The)	229,144	491,730
Eighteenth Bank Ltd. (The)	133,046	291,969
Investments	Shares	Value
FIDEA Holdings Co., Ltd.	54,927	$104,003
Fukui Bank Ltd. (The)	29,671	73,180
Higashi-Nippon Bank Ltd. (The)	322,000	794,174
Higo Bank Ltd. (The)	159,000	849,153
Hokkoku Bank Ltd. (The)	249,621	875,013
Hokuetsu Bank Ltd. (The)	331,003	694,243
Hyakugo Bank Ltd. (The)	241,000	992,222
Hyakujushi Bank Ltd. (The)	297,000	1,020,906
Juroku Bank Ltd. (The)	368,000	1,286,401
Kagoshima Bank Ltd. (The)	73,719	468,864
Keiyo Bank Ltd. (The)	177,684	759,149
Kiyo Bank Ltd. (The)	70,590	906,151
Michinoku Bank Ltd. (The)	24,780	51,252
Mie Bank Ltd. (The)	11,389	25,546
Miyazaki Bank Ltd. (The)	199,000	606,749
Musashino Bank Ltd. (The)	19,105	634,453
Nanto Bank Ltd. (The)	192,000	725,232
Nishi-Nippon City Bank Ltd. (The)	631,000	1,421,489
North Pacific Bank Ltd.	87,715	356,873
Ogaki Kyoritsu Bank Ltd. (The)	413,423	1,132,061
Oita Bank Ltd. (The)	179,000	696,985
San-In Godo Bank Ltd. (The)	109,000	738,768
Senshu Ikeda Holdings, Inc.	303,440	1,387,777
Shiga Bank Ltd. (The)	137,923	749,982
Shikoku Bank Ltd. (The)	60,669	124,890
Tochigi Bank Ltd. (The)	20,843	88,646
Toho Bank Ltd. (The)	230,000	750,401
Tokyo Tomin Bank Ltd. (The)	6,643	68,955
TOMONY Holdings, Inc.	144,077	600,175
Towa Bank Ltd. (The)	355,000	348,157
Yachiyo Bank Ltd. (The)	11,900	326,084
Yamagata Bank Ltd. (The)	113,000	481,691
Yamanashi Chuo Bank Ltd. (The)	139,066	629,264

Total Banks		27,951,153
Beverages – 0.4%
Sapporo Holdings Ltd.	283,992	1,119,588
Building Products – 2.6%
Aica Kogyo Co., Ltd.	41,215	920,069
Bunka Shutter Co., Ltd.	37,000	227,421
Central Glass Co., Ltd.	189,933	617,833
Nichias Corp.	106,827	686,697
Nichiha Corp.	23,228	267,725
Nitto Boseki Co., Ltd.	117,996	552,256
Noritz Corp.	29,200	545,524
Okabe Co., Ltd.	30,700	442,681
Sanwa Holdings Corp.	162,966	1,058,642
Sekisui Jushi Corp.	29,000	394,232
Takara Standard Co., Ltd.	105,063	806,961
Takasago Thermal Engineering Co., Ltd.	93,772	962,441

Total Building Products		7,482,482
Capital Markets – 0.8%
GCA Savvian Corp.	22,300	192,501
Ichiyoshi Securities Co., Ltd.	43,788	586,335

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
kabu.com Securities Co., Ltd.	90,500	$429,718
Monex Group, Inc.	135,394	527,193
Toyo Securities Co., Ltd.	113,198	388,007

Total Capital Markets		2,123,754
Chemicals – 6.8%
Achilles Corp.	223,000	309,647
ADEKA Corp.	78,725	909,674
Asahi Organic Chemicals Industry Co., Ltd.	36,124	81,729
Chugoku Marine Paints Ltd.	66,000	469,758
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	68,714	319,600
Denki Kagaku Kogyo K.K.	454,000	1,560,577
Earth Chemical Co., Ltd.	20,700	754,756
Fujimi, Inc.	34,500	431,145
Fujimori Kogyo Co., Ltd.	9,000	234,384
Gun Ei Chemical Industry Co., Ltd.	32,000	120,251
JSP Corp.	22,023	340,658
Koatsu Gas Kogyo Co., Ltd.	39,000	215,857
Konishi Co., Ltd.	10,000	177,404
Kumiai Chemical Industry Co., Ltd.	25,000	159,004
Kureha Corp.	191,648	908,134
Lintec Corp.	48,265	922,324
Nihon Nohyaku Co., Ltd.	30,388	458,837
Nihon Parkerizing Co., Ltd.	25,000	579,696
Nippon Soda Co., Ltd.	99,091	539,788
Nippon Synthetic Chemical Industry Co., Ltd. (The)	61,860	445,096
Nippon Valqua Industries Ltd.	75,688	210,194
NOF Corp.	132,000	957,460
Okamoto Industries, Inc.	8,436	28,506
Riken Technos Corp.	35,000	199,155
Sakata INX Corp.	54,000	511,239
Sanyo Chemical Industries Ltd.	94,176	604,460
Shikoku Chemicals Corp.	26,000	187,833
Sumitomo Bakelite Co., Ltd.	212,092	817,600
Sumitomo Seika Chemicals Co., Ltd.	73,000	491,227
Taiyo Holdings Co., Ltd.	26,791	794,742
Takasago International Corp.	36,787	212,896
Takiron Co., Ltd.	78,000	321,891
Toagosei Co., Ltd.	221,000	948,507
Tokai Carbon Co., Ltd.	194,974	662,629
Tokuyama Corp.	122,012	400,447
Toyo Ink SC Holdings Co., Ltd.	247,512	1,002,209
Toyobo Co., Ltd.	656,531	1,032,753

Total Chemicals		19,322,067
Commercial Services & Supplies – 2.1%
Aeon Delight Co., Ltd.	45,300	854,667
Daiseki Co., Ltd.	6,907	119,381
Itoki Corp.	33,800	213,004
KOKUYO Co., Ltd.	100,903	739,737
Kyodo Printing Co., Ltd.	85,049	241,145
Matsuda Sangyo Co., Ltd.	21,800	263,543
Moshi Moshi Hotline, Inc.	101,000	929,728
NAC Co., Ltd.	10,900	170,933
Investments	Shares	Value
Okamura Corp.	75,676	$664,282
Sato Holdings Corp.	22,138	513,977
Toppan Forms Co., Ltd.	100,600	938,744
Uchida Yoko Co., Ltd.	71,000	200,622

Total Commercial Services & Supplies		5,849,763
Communications Equipment – 0.3%
Hitachi Kokusai Electric, Inc.	60,948	733,258
Construction & Engineering – 4.0%
Asunaro Aoki Construction Co., Ltd.	43,500	248,366
COMSYS Holdings Corp.	72,013	1,131,398
Kandenko Co., Ltd.	185,138	940,207
Kitano Construction Corp.	105,651	264,679
Kyowa Exeo Corp.	75,266	969,100
Kyudenko Corp.	32,890	263,797
Maeda Corp.	93,087	587,528
Maeda Road Construction Co., Ltd.	44,694	624,505
Mirait Holdings Corp.	16,400	143,959
Nippo Corp.	35,358	489,247
Nippon Densetsu Kogyo Co., Ltd.	26,000	350,672
Nippon Koei Co., Ltd.	68,000	340,050
Nippon Road Co., Ltd. (The)	40,291	184,270
Nippon Steel & Sumikin Texeng Co., Ltd.	23,296	80,982
Nishimatsu Construction Co., Ltd.	180,037	583,894
Okumura Corp.	140,853	629,144
Penta-Ocean Construction Co., Ltd.	68,093	232,079
Sumitomo Densetsu Co., Ltd.	12,600	156,972
Taikisha Ltd.	23,565	512,099
Toda Corp.	154,549	508,735
Toenec Corp.	77,000	423,936
Tokyo Energy & Systems Inc.	37,000	179,997
Toshiba Plant Systems & Services Corp.	33,000	492,829
Totetsu Kogyo Co., Ltd.	15,079	280,100
Toyo Engineering Corp.	77,554	356,951
Yurtec Corp.	97,000	373,928

Total Construction & Engineering		11,349,424
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	228,404	947,017
Consumer Finance – 0.1%
Pocket Card Co., Ltd.	35,600	196,001
Containers & Packaging – 1.0%
Fuji Seal International, Inc.	20,005	682,794
Hokkan Holdings Ltd.	69,000	191,620
Nihon Yamamura Glass Co., Ltd.	128,000	226,208
Pack Corp. (The)	21,400	409,361
Rengo Co., Ltd.	220,000	1,183,473
Tomoku Co., Ltd.	74,000	210,535

Total Containers & Packaging		2,903,991
Distributors – 0.8%
Arata Corp.	59,838	197,552
Chori Co., Ltd.	24,100	263,032
Doshisha Co., Ltd.	32,000	494,053
Happinet Corp.	19,100	159,870

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
Paltac Corp.	67,057	$766,384
Sankyo Seiko Co., Ltd.	81,674	297,400

Total Distributors		2,178,291
Diversified Consumer Services – 0.2%
Meiko Network Japan Co., Ltd.	22,786	244,709
Riso Kyoiku Co., Ltd.	65,049	161,067
Studio Alice Co., Ltd.	18,660	235,730

Total Diversified Consumer Services		641,506
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	10,100	342,764
Electrical Equipment – 2.1%
Daihen Corp.	78,000	311,288
Denyo Co., Ltd.	13,700	230,806
Fujikura Ltd.	150,715	690,756
Furukawa Electric Co., Ltd.	264,000	658,814
GS Yuasa Corp.	186,000	987,930
IDEC Corp.	41,536	390,011
Kyosan Electric Manufacturing Co., Ltd.	76,000	257,552
Nippon Carbon Co., Ltd.	127,000	241,705
Nissin Electric Co., Ltd.	60,765	313,900
Nitto Kogyo Corp.	29,500	620,450
Sanyo Denki Co., Ltd.	32,000	207,253
Tatsuta Electric Wire and Cable Co., Ltd.	26,320	136,475
Ushio, Inc.	77,575	1,003,349

Total Electrical Equipment		6,050,289
Electronic Equipment, Instruments & Components – 5.4%
Ai Holdings Corp.	49,500	874,788
Amano Corp.	68,435	708,372
Azbil Corp.	71,554	1,770,351
Canon Electronics, Inc.	47,100	823,227
Citizen Holdings Co., Ltd.	187,200	1,412,384
CONEXIO Corp.	55,800	442,130
Daiwabo Holdings Co., Ltd.	263,396	460,371
Elematec Corp.	17,900	310,428
Enplas Corp.	5,389	303,502
Hakuto Co., Ltd.	25,134	236,001
HORIBA Ltd.	23,200	876,322
Japan Aviation Electronics Industry Ltd.	34,000	509,084
Kaga Electronics Co., Ltd.	37,100	513,351
KOA Corp.	14,847	165,792
Macnica, Inc.	11,700	347,075
Nichicon Corp.	45,182	358,438
Nidec Copal Electronics Corp.	66,100	430,675
Nippon Signal Co., Ltd. (The)	35,700	312,334
Nohmi Bosai Ltd.	58,791	744,414
Ohara, Inc.	20,000	123,319
OPTEX Co., Ltd.	11,400	197,260
Panasonic Industrial Devices SUNX Co., Ltd.	42,911	185,419
Ryoden Trading Co., Ltd.	69,723	475,946
Ryosan Co., Ltd.	37,100	784,977
Sanshin Electronics Co., Ltd.	37,300	250,272
SIIX Corp.	22,800	374,152
Investments	Shares	Value
Taiyo Yuden Co., Ltd.	30,500	$377,011
Tomen Electronics Corp.	18,019	287,821
Topcon Corp.	21,100	346,664
UKC Holdings Corp.	11,700	202,337

Total Electronic Equipment, Instruments & Components		15,204,217
Energy Equipment & Services – 0.4%
Modec, Inc.	18,704	474,388
Shinko Plantech Co., Ltd.	63,908	495,825
Toyo Kanetsu K.K.	100,558	256,802

Total Energy Equipment & Services		1,227,015
Food & Staples Retailing – 3.8%
Ain Pharmaciez, Inc.	8,181	379,320
Arcs Co., Ltd.	40,594	793,866
Belc Co., Ltd.	18,300	347,928
Cawachi Ltd.	18,900	360,070
CREATE SD HOLDINGS Co., Ltd.	11,400	386,328
Heiwado Co., Ltd.	34,063	479,928
Izumiya Co., Ltd.	17,970	90,387
Kasumi Co., Ltd.	56,679	384,152
Kato Sangyo Co., Ltd.	31,316	667,462
Maruetsu, Inc. (The)	98,000	350,187
Matsumotokiyoshi Holdings Co., Ltd.	34,300	1,094,096
Ministop Co., Ltd.	9,600	155,580
Mitsubishi Shokuhin Co., Ltd.	32,800	744,955
S Foods, Inc.	39,000	414,293
San-A Co., Ltd.	14,300	422,814
Tsuruha Holdings, Inc.	9,381	924,573
UNY Group Holdings Co., Ltd.	277,600	1,655,061
Valor Co., Ltd.	30,991	390,303
Welcia Holdings Co., Ltd.	7,700	434,403
Yokohama Reito Co., Ltd.	48,228	402,271

Total Food & Staples Retailing		10,877,977
Food Products – 4.6%
Ariake Japan Co., Ltd.	25,928	602,725
Ezaki Glico Co., Ltd.	71,726	952,075
Fuji Oil Co., Ltd.	57,600	739,401
Fujicco Co., Ltd.	34,000	410,370
Hokuto Corp.	40,991	854,568
Itoham Foods, Inc.	123,000	561,344
J-Oil Mills, Inc.	169,981	453,899
Kagome Co., Ltd.	45,300	769,332
Kyokuyo Co., Ltd.	118,000	300,199
Marudai Food Co., Ltd.	172,000	511,065
Maruha Nichiro Corp.*	36,532	592,401
Mitsui Sugar Co., Ltd.	69,492	265,863
Morinaga & Co., Ltd.	336,439	738,314
Morinaga Milk Industry Co., Ltd.	268,411	865,295
Nichirei Corp.	235,096	995,309
Nippon Beet Sugar Manufacturing Co., Ltd.	192,000	372,870
Nippon Flour Mills Co., Ltd.	154,766	849,083
Nisshin Oillio Group Ltd. (The)	216,477	706,280
Rock Field Co., Ltd.	12,200	231,834

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
Sakata Seed Corp.	30,100	$415,031
Showa Sangyo Co., Ltd.	175,000	572,656
Starzen Co., Ltd.	108,000	289,440
Yonekyu Corp.	7,520	58,708

Total Food Products		13,108,062
Gas Utilities – 0.5%
Hokkaido Gas Co., Ltd.	100,000	274,797
Saibu Gas Co., Ltd.	356,362	903,146
Shizuoka Gas Co., Ltd.	44,392	271,564

Total Gas Utilities		1,449,507
Health Care Equipment & Supplies – 1.1%
EIKEN CHEMICAL Co., Ltd.	12,935	225,202
Hogy Medical Co., Ltd.	10,100	517,823
Mani, Inc.	7,900	328,319
Nagaileben Co., Ltd.	25,926	554,092
Nihon Kohden Corp.	21,983	878,381
Nikkiso Co., Ltd.	25,000	278,196
Paramount Bed Holdings Co., Ltd.	14,021	439,071

Total Health Care Equipment & Supplies		3,221,084
Health Care Providers & Services – 0.8%
BML, Inc.	11,600	436,472
Nichii Gakkan Co.	60,000	558,722
Ship Healthcare Holdings, Inc.	12,307	473,231
Toho Holdings Co., Ltd.	25,600	542,898
Vital KSK Holdings, Inc.	41,484	313,794

Total Health Care Providers & Services		2,325,117
Hotels, Restaurants & Leisure – 2.8%
Aeon Fantasy Co., Ltd.	10,300	131,519
Doutor Nichires Holdings Co., Ltd.	37,153	655,503
Fuji Kyuko Co., Ltd.	27,402	282,308
Ichibanya Co., Ltd.	9,018	372,594
Kyoritsu Maintenance Co., Ltd.	14,925	504,336
MOS Food Services, Inc.	15,000	302,666
Plenus Co., Ltd.	45,468	1,059,161
Resorttrust, Inc.	68,008	1,054,608
Round One Corp.	102,237	877,579
Saizeriya Co., Ltd.	28,800	358,235
St. Marc Holdings Co., Ltd.	8,859	436,993
Tokyo Dome Corp.	60,000	308,783
Tokyotokeiba Co., Ltd.	114,424	342,211
Toridoll.corp.	20,760	197,753
WATAMI Co., Ltd.	24,429	357,474
Zensho Holdings Co., Ltd.	71,219	699,154

Total Hotels, Restaurants & Leisure		7,940,877
Household Durables – 1.9%
Cleanup Corp.	35,100	353,096
Foster Electric Co., Ltd.	11,100	135,375
France Bed Holdings Co., Ltd.	188,000	352,323
Fujitsu General Ltd.	51,000	493,237
Iida Group Holdings Co., Ltd.	102,670	1,424,629
JVC KENWOOD Corp.*	114,700	277,325
Misawa Homes Co., Ltd.	14,700	189,415
Investments	Shares	Value
PanaHome Corp.	134,177	$923,741
Pressance Corp.	7,200	187,088
Tamron Co., Ltd.	24,166	573,733
TOA Corp.	21,852	222,159
Token Corp.	7,670	349,297

Total Household Durables		5,481,418
Household Products – 0.8%
Lion Corp.	208,013	1,234,121
Pigeon Corp.	20,894	945,439

Total Household Products		2,179,560
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	116,000	993,465
Internet & Catalog Retail – 0.9%
ASKUL Corp.	30,165	951,947
Belluna Co., Ltd.	75,584	375,773
Senshukai Co., Ltd.	35,876	293,320
Start Today Co., Ltd.	40,801	1,047,114

Total Internet & Catalog Retail		2,668,154
Internet Software & Services – 0.6%
GMO Internet, Inc.	72,772	727,119
Gurunavi, Inc.	46,200	650,483
Internet Initiative Japan, Inc.	11,900	287,837

Total Internet Software & Services		1,665,439
IT Services – 1.6%
Ines Corp.	25,110	173,357
Information Services International-Dentsu Ltd.	23,800	290,726
IT Holdings Corp.	54,200	891,536
NEC Networks & System Integration Corp.	35,679	726,849
NET One Systems Co., Ltd.	141,258	961,517
Nihon Unisys, Ltd.	58,000	568,258
NS Solutions Corp.	44,390	1,008,619

Total IT Services		4,620,862
Leisure Products – 0.9%
Daikoku Denki Co., Ltd.	22,300	482,443
Dunlop Sports Co., Ltd.	40,986	498,271
Mars Engineering Corp.	26,000	490,537
Mizuno Corp.	111,616	629,693
TOMY Co., Ltd.	100,377	465,895

Total Leisure Products		2,566,839
Life Sciences Tools & Services – 0.1%
CMIC Holdings Co., Ltd.	12,239	205,122
Machinery – 7.2%
Aida Engineering Ltd.	66,900	637,916
Anest Iwata Corp.	37,000	233,529
Asahi Diamond Industrial Co., Ltd.	54,100	689,744
Bando Chemical Industries Ltd.	74,787	307,906
Chugai Ro Co., Ltd.	80,000	180,997
CKD Corp.	30,641	292,768
Daifuku Co., Ltd.	61,704	764,522
Fujitec Co., Ltd.	61,561	835,080
Furukawa Co., Ltd.	147,000	265,495

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
Hitachi Koki Co., Ltd.	126,627	$994,720
Hitachi Zosen Corp.	69,160	330,404
Iseki & Co., Ltd.	75,000	198,815
Kitz Corp.	57,189	280,434
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,780	343,821
Makino Milling Machine Co., Ltd.	45,578	321,748
Meidensha Corp.	110,000	488,130
Minebea Co., Ltd.	241,000	2,148,255
Mitsuboshi Belting Co., Ltd.	31,092	176,314
Mitsui Engineering & Shipbuilding Co., Ltd.	397,404	841,230
Miura Co., Ltd.	24,724	682,050
Morita Holdings Corp.	34,705	296,889
Nachi-Fujikoshi Corp.	111,000	732,922
Nippon Sharyo Ltd.	74,438	309,360
Nippon Thompson Co., Ltd.	64,051	314,082
Nitta Corp.	15,100	282,103
Noritake Co., Ltd.	120,389	305,108
Obara Group, Inc.	9,779	367,003
Oiles Corp.	23,193	497,033
OKUMA Corp.	71,852	581,877
Organo Corp.	4,465	20,811
OSG Corp.	47,200	820,391
Ryobi Ltd.	135,000	412,924
Shinmaywa Industries Ltd.	60,685	555,084
Sintokogio, Ltd.	30,800	235,968
Sodick Co., Ltd.	46,100	173,684
Star Micronics Co., Ltd.	48,434	585,055
Tadano Ltd.	30,000	390,931
Tocalo Co., Ltd.	15,500	245,929
Torishima Pump Manufacturing Co., Ltd.	23,700	292,956
Toshiba Machine Co., Ltd.	91,806	435,028
Tsubakimoto Chain Co.	92,228	660,914
Tsugami Corp.	65,000	389,426
Tsukishima Kikai Co., Ltd.	19,000	213,089
Union Tool Co.	14,900	341,448

Total Machinery		20,473,893
Marine – 0.4%
Japan Transcity Corp.	76,000	234,675
Kawasaki Kisen Kaisha Ltd.	349,000	755,712

Total Marine		990,387
Media – 1.2%
Asatsu-DK, Inc.	13,539	280,416
Avex Group Holdings, Inc.	30,499	536,920
CyberAgent, Inc.	38,518	1,477,362
Gakken Holdings Co., Ltd.	37,789	105,311
Kadokawa Corp.	13,400	430,033
Toei Co., Ltd.	66,313	399,224
Zenrin Co., Ltd.	24,387	246,747

Total Media		3,476,013
Metals & Mining – 2.2%
Aichi Steel Corp.	148,480	585,356
Asahi Holdings, Inc.	47,000	764,432
Kurimoto Ltd.	73,000	161,616
Investments	Shares	Value
Kyoei Steel Ltd.	21,414	$380,518
Mitsui Mining & Smelting Co., Ltd.	260,000	600,864
Neturen Co., Ltd.	33,200	212,124
Nippon Denko Co., Ltd.	52,641	140,567
Nisshin Steel Holdings Co., Ltd.	29,928	256,604
Nittetsu Mining Co., Ltd.	73,000	286,372
OSAKA Titanium Technologies Co.	14,800	256,954
Toho Zinc Co., Ltd.	98,967	300,788
Topy Industries Ltd.	190,000	335,777
Toyo Kohan Co., Ltd.	88,905	436,820
UACJ Corp.	394,632	1,632,405

Total Metals & Mining		6,351,197
Multiline Retail – 1.0%
Fuji Co., Ltd.	17,700	326,209
H2O Retailing Corp.	108,000	863,077
Izumi Co., Ltd.	40,000	1,184,639
Parco Co., Ltd.	64,027	546,485

Total Multiline Retail		2,920,410
Oil, Gas & Consumable Fuels – 0.8%
Itochu Enex Co., Ltd.	143,581	826,757
Nippon Coke & Engineering Co., Ltd.	285,473	343,726
Nippon Gas Co., Ltd.	21,800	333,186
San-Ai Oil Co., Ltd.	60,916	373,830
Sinanen Co., Ltd.	131,771	505,409

Total Oil, Gas & Consumable Fuels		2,382,908
Paper & Forest Products – 0.7%
Daiken Corp.	100,560	274,383
Daio Paper Corp.	38,478	462,924
Hokuetsu Kishu Paper Co., Ltd.	190,632	958,852
Tokushu Tokai Paper Co., Ltd.	143,000	319,367

Total Paper & Forest Products		2,015,526
Personal Products – 1.0%
Kose Corp.	34,204	1,125,907
Mandom Corp.	17,653	639,372
Pola Orbis Holdings, Inc.	27,706	1,104,366

Total Personal Products		2,869,645
Pharmaceuticals – 2.5%
Fuji Pharma Co., Ltd.	9,400	184,650
Fuso Pharmaceutical Industries Ltd.	6,911	24,427
Kaken Pharmaceutical Co., Ltd.	99,261	1,572,986
KYORIN Holdings, Inc.	53,585	1,025,548
Mochida Pharmaceutical Co., Ltd.	17,611	1,263,731
Nichi-iko Pharmaceutical Co., Ltd.	21,400	330,398
Nippon Shinyaku Co., Ltd.	28,000	532,077
Sawai Pharmaceutical Co., Ltd.	17,724	1,089,410
Towa Pharmaceutical Co., Ltd.	11,000	475,846
ZERIA Pharmaceutical Co., Ltd.	28,600	582,081

Total Pharmaceuticals		7,081,154
Professional Services – 0.8%
Meitec Corp.	46,400	1,320,115
Nihon M&A Center, Inc.	9,816	263,450

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
Nomura Co., Ltd.	29,000	$226,683
Temp Holdings Co., Ltd.	18,200	483,872

Total Professional Services		2,294,120
Real Estate Management & Development – 1.0%
Airport Facilities Co., Ltd.	59,219	438,169
Daikyo, Inc.	175,000	351,750
Heiwa Real Estate Co., Ltd.	22,768	364,341
Jowa Holdings Co., Ltd.	18,200	601,748
Relo Holdings, Inc.	11,846	647,599
Tokyu Fudosan Holdings Corp.	56,800	424,683

Total Real Estate Management & Development		2,828,290
Road & Rail – 2.6%
Fukuyama Transporting Co., Ltd.	157,059	945,542
Hitachi Transport System Ltd.	54,000	878,808
Ichinen Holdings Co., Ltd.	25,200	191,352
Maruzen Showa Unyu Co., Ltd.	85,000	287,226
Nippon Konpo Unyu Soko Co., Ltd.	55,560	981,343
Nishi-Nippon Railroad Co., Ltd.	220,000	833,131
Sankyu, Inc.	241,532	907,636
Seino Holdings Co., Ltd.	89,560	854,857
Senko Co., Ltd.	120,156	522,696
Sotetsu Holdings, Inc.	268,000	983,677

Total Road & Rail		7,386,268
Semiconductors & Semiconductor Equipment – 0.8%
Axell Corp.	22,600	370,869
Lasertec Corp.	14,900	168,119
MegaChips Corp.	21,000	246,735
Mimasu Semiconductor Industry Co., Ltd.	25,027	223,332
Sanken Electric Co., Ltd.	82,000	581,250
Shinko Electric Industries Co., Ltd.	87,253	631,194
Tokyo Seimitsu Co., Ltd.	9,900	174,669

Total Semiconductors & Semiconductor Equipment		2,396,168
Software – 1.5%
Capcom Co., Ltd.	70,413	1,338,726
DTS Corp.	20,691	362,848
Fuji Soft, Inc.	11,556	246,526
Square Enix Holdings Co., Ltd.	94,300	1,945,793
Systena Corp.	41,400	298,686

Total Software		4,192,579
Specialty Retail – 4.3%
Adastria Holdings Co., Ltd.	20,519	512,851
Alpen Co., Ltd.	30,721	556,042
AOKI Holdings, Inc.	53,454	760,922
Arcland Sakamoto Co., Ltd.	15,208	290,176
Chiyoda Co., Ltd.	34,991	760,061
DCM Holdings Co., Ltd.	135,645	908,822
EDION Corp.	116,439	650,118
Gulliver International Co., Ltd.	66,260	515,359
Honeys Co., Ltd.	26,940	261,330
Joshin Denki Co., Ltd.	40,000	320,435
Keiyo Co., Ltd.	59,220	269,117
Kohnan Shoji Co., Ltd.	37,600	381,531
Investments	Shares	Value
Komeri Co., Ltd.	28,737	$783,267
Konaka Co., Ltd.	29,500	205,384
K’s Holdings Corp.	37,674	1,049,538
Kyoto Kimono Yuzen Co., Ltd.	6,300	61,969
Pal Co., Ltd.	13,300	256,095
Right On Co., Ltd.	31,000	208,001
Shimachu Co., Ltd.	43,564	951,779
T-Gaia Corp.	98,000	885,935
United Arrows Ltd.	21,129	783,733
Xebio Co., Ltd.	30,189	526,186
Yellow Hat Ltd.	13,700	274,306

Total Specialty Retail		12,172,957
Technology Hardware, Storage & Peripherals – 0.8%
Melco Holdings, Inc.	25,862	380,704
Riso Kagaku Corp.	19,696	488,264
Roland DG Corp.	8,300	329,228
Toshiba TEC Corp.	162,655	927,111

Total Technology Hardware, Storage & Peripherals		2,125,307
Textiles, Apparel & Luxury Goods – 2.2%
Descente Ltd.	42,153	332,361
Fujibo Holdings, Inc.	100,000	263,145
Gunze Ltd.	84,834	225,708
Japan Vilene Co., Ltd.	69,000	391,280
Japan Wool Textile Co., Ltd. (The)	71,025	551,731
Kurabo Industries Ltd.	198,766	358,989
Onward Holdings Co., Ltd.	187,433	1,301,302
Sanyo Shokai Ltd.	153,260	447,942
Seiko Holdings Corp.	37,000	147,662
Seiren Co., Ltd.	47,111	388,379
Wacoal Holdings Corp.	146,000	1,492,819
Yondoshi Holdings, Inc.	14,200	244,469

Total Textiles, Apparel & Luxury Goods		6,145,787
Trading Companies & Distributors – 3.3%
Daiichi Jitsugyo Co., Ltd.	44,000	196,106
Hanwa Co., Ltd.	222,114	862,704
Inaba Denki Sangyo Co., Ltd.	31,594	1,018,518
Inabata & Co., Ltd.	66,941	683,808
Iwatani Corp.	177,166	1,159,488
Japan Pulp & Paper Co., Ltd.	142,578	484,559
Kamei Corp.	29,500	220,853
Kanamoto Co., Ltd.	10,228	299,933
Kuroda Electric Co., Ltd.	25,765	418,054
Mitani Corp.	14,800	330,534
Mitsui Matsushima Co., Ltd.	128,016	197,646
Nagase & Co., Ltd.	91,004	1,126,670
Nippon Steel & Sumikin Bussan Corp.	134,000	430,684
Onoken Co., Ltd.	15,100	181,080
Shinsho Corp.	111,000	227,422
Trusco Nakayama Corp.	21,300	492,660
Yamazen Corp.	79,106	523,097
Yuasa Trading Co., Ltd.	252,000	516,308

Total Trading Companies & Distributors		9,370,124

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2014

Investments	Shares	Value
Transportation Infrastructure – 0.5%
Japan Airport Terminal Co., Ltd.	19,700	$512,849
Nissin Corp.	93,000	265,495
Sumitomo Warehouse Co., Ltd. (The)	115,538	564,311

Total Transportation Infrastructure		1,342,655
TOTAL COMMON STOCKS (Cost: $260,573,355)		279,872,779
EXCHANGE-TRADED FUNDS – 0.5%
WisdomTree Japan Hedged Equity Fund(a) (Cost: $1,417,629)	31,045	1,469,670
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $261,990,984)		281,342,449
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		2,763,571

NET ASSETS – 100.0%		$284,106,020
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 97.0%
Australia – 23.8%
AGL Energy Ltd.	497	$6,993
Amcor Ltd.	16,599	159,848
AMP Ltd.	6,806	31,415
Aurizon Holdings Ltd.	8,957	42,671
Australia & New Zealand Banking Group Ltd.	28,817	883,001
BHP Billiton Ltd.	55,273	1,868,351
Brambles Ltd.	22,072	189,436
Caltex Australia Ltd.	3,264	66,828
Coca-Cola Amatil Ltd.	7,767	79,403
Commonwealth Bank of Australia	18,134	1,301,573
Computershare Ltd.	6,518	73,099
Crown Resorts Ltd.	10,783	166,204
CSL Ltd.	2,907	187,419
Insurance Australia Group Ltd.	18,893	97,536
Leighton Holdings Ltd.	6,800	133,048
Macquarie Group Ltd.	2,438	130,902
National Australia Bank Ltd.	25,288	831,118
Origin Energy Ltd.	16,139	213,756
QBE Insurance Group Ltd.	2,552	30,323
Ramsay Health Care Ltd.	153	6,825
Rio Tinto Ltd.	7,416	436,812
Santos Ltd.	13,348	167,017
Sonic Healthcare Ltd.	5,498	88,005
Suncorp Group Ltd.	13,769	164,244
Sydney Airport	39,852	154,765
Telstra Corp., Ltd.	351,364	1,654,362
Wesfarmers Ltd.	26,585	1,014,934
Westpac Banking Corp.	37,826	1,211,640
Woodside Petroleum Ltd.	12,445	450,082
Woolworths Ltd.	20,639	683,297

Total Australia		12,524,907
China – 11.0%
Agricultural Bank of China Ltd. Class H	213,000	92,811
Bank of China Ltd. Class H	691,100	306,480
Bank of Communications Co., Ltd. Class H	153,955	100,625
China CITIC Bank Corp., Ltd. Class H	88,500	50,998
China Construction Bank Corp. Class H	2,805,100	1,963,594
China Life Insurance Co., Ltd. Class H	26,191	74,112
China Longyuan Power Group Corp. Class H	66,800	67,256
China Merchants Bank Co., Ltd. Class H	71,029	128,743
China Minsheng Banking Corp., Ltd. Class H	47,467	47,607
China National Building Material Co., Ltd. Class H	83,100	83,346
China Pacific Insurance (Group) Co., Ltd. Class H	16,671	59,531
China Petroleum & Chemical Corp. Class H	837,020	748,857
China Shenhua Energy Co., Ltd. Class H	70,400	203,294
China Telecom Corp., Ltd. Class H	689,800	319,243
Dongfeng Motor Group Co., Ltd. Class H	100,000	141,549
Great Wall Motor Co., Ltd. Class H	7,000	35,104
Guangzhou R&F Properties Co., Ltd. Class H	47,900	69,037
Industrial & Commercial Bank of China, Ltd. Class H	884,900	544,147
Investments	Shares	Value
PetroChina Co., Ltd. Class H	526,000	$572,988
PICC Property & Casualty Co., Ltd. Class H	98,966	135,492
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	36,467
Sinopharm Group Co., Ltd. Class H	10,300	28,216

Total China		5,809,497
Hong Kong – 19.0%
AIA Group Ltd.	33,525	159,045
Bank of East Asia Ltd.	12,938	50,538
Beijing Enterprises Holdings Ltd.	10,000	89,596
BOC Hong Kong Holdings Ltd.	116,389	331,595
Cathay Pacific Airways Ltd.	40,000	74,564
Cheung Kong Holdings Ltd.	15,277	253,269
China Merchants Holdings International Co., Ltd.	32,592	111,973
China Mobile Ltd.	415,030	3,798,755
China Overseas Land & Investment Ltd.	33,065	85,678
China Resources Power Holdings Co., Ltd.	48,218	125,564
China Unicom Hong Kong Ltd.	177,948	233,990
CLP Holdings Ltd.	51,366	387,378
CNOOC Ltd.	783,262	1,177,359
Fosun International Ltd.	129,500	162,771
Guangdong Investment Ltd.	112,000	106,989
Hang Lung Group Ltd.	8,000	40,273
Hang Lung Properties Ltd.	14,000	40,247
Hang Seng Bank Ltd.	10,303	164,034
Henderson Land Development Co., Ltd.	17,700	103,251
HKT Trust and HKT Ltd.	152,677	161,002
Hong Kong & China Gas Co., Ltd.	79,473	173,350
Hutchison Whampoa Ltd.	56,027	741,773
Hysan Development Co., Ltd.	8,000	34,807
Lenovo Group Ltd.	62,000	68,498
MTR Corp., Ltd.	78,265	289,570
New World Development Co., Ltd.	8,557	8,604
Power Assets Holdings Ltd.	35,579	308,453
Sino Land Co., Ltd.	72,924	107,171
SJM Holdings Ltd.	80,276	225,603
Sun Art Retail Group Ltd.	81,500	102,439
Sun Hung Kai Properties Ltd.	7,534	92,268
Swire Properties Ltd.	20,600	58,690
Techtronic Industries Co., Ltd.	5,500	15,315
Wharf Holdings Ltd.	14,350	91,757
Wheelock & Co., Ltd.	8,000	31,249

Total Hong Kong		10,007,418
India – 0.3%
Infosys Ltd. ADR	2,639	142,981
Indonesia – 3.8%
PT Astra International Tbk	588,461	382,033
PT Bank Central Asia Tbk	131,500	122,702
PT Bank Danamon Indonesia TbK	37,685	14,430
PT Bank Mandiri Persero Tbk	171,300	142,499
PT Bank Rakyat Indonesia Persero Tbk*	147,500	124,323
PT Charoen Pokphand Indonesia Tbk	43,953	15,457
PT Gudang Garam Tbk	14,800	64,359

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2014

Investments	Shares	Value
PT Indocement Tunggal Prakarsa Tbk	36,000	$74,076
PT Indofood CBP Sukses Makmur Tbk	29,500	26,228
PT Indofood Sukses Makmur Tbk	111,500	71,651
PT Kalbe Farma Tbk	256,000	33,014
PT Perusahaan Gas Negara Persero Tbk	459,400	207,256
PT Semen Indonesia Persero Tbk	111,300	154,801
PT Telekomunikasi Indonesia Persero Tbk	1,665,000	324,646
PT Unilever Indonesia Tbk	84,500	217,573

Total Indonesia		1,975,048
Malaysia – 6.9%
AMMB Holdings Bhd	33,900	74,537
Astro Malaysia Holdings Bhd	5,500	5,390
Axiata Group Bhd	111,400	227,542
British American Tobacco Malaysia Bhd	6,600	119,489
CIMB Group Holdings Bhd	29,700	65,030
DiGi.Com Bhd	147,400	243,297
Felda Global Ventures Holdings Bhd	53,500	76,183
Genting Bhd	16,700	51,141
Genting Malaysia Bhd	82,800	106,495
IOI Corp. Bhd	100,400	147,579
Kuala Lumpur Kepong Bhd	4,800	35,572
Malayan Banking Bhd	133,100	394,552
Maxis Bhd	205,300	437,571
Nestle (Malaysia) Bhd	3,300	67,385
Petronas Chemicals Group Bhd	150,200	317,833
Petronas Dagangan Bhd	20,600	193,667
Petronas Gas Bhd	21,800	158,885
PPB Group Bhd	15,800	80,415
Public Bank Bhd	29,500	173,088
Sime Darby Bhd	80,400	229,222
Telekom Malaysia Bhd	50,300	90,726
Tenaga Nasional Bhd	75,300	275,789
YTL Corp. Bhd	157,500	73,794

Total Malaysia		3,645,182
Philippines – 1.8%
Aboitiz Equity Ventures, Inc.	85,860	107,217
Aboitiz Power Corp.	129,800	107,672
Alliance Global Group, Inc.	78,700	50,016
Globe Telecom, Inc.	2,695	100,000
JG Summit Holdings, Inc.	22,199	24,503
Manila Electric Co.	19,080	120,832
Philippine Long Distance Telephone Co.	4,745	288,858
SM Investments Corp.	5,886	92,533
Universal Robina Corp.	17,330	54,875

Total Philippines		946,506
Singapore – 6.3%
City Developments Ltd.	5,000	40,158
DBS Group Holdings Ltd.	23,017	295,960
Hutchison Port Holdings Trust Class U	368,995	239,847
Jardine Cycle & Carriage Ltd.	6,676	240,645
Keppel Corp., Ltd.	41,235	357,083
Oversea-Chinese Banking Corp., Ltd.	23,517	177,843
Investments	Shares	Value
Sembcorp Industries Ltd.	40,116	$175,132
SembCorp Marine Ltd.	39,757	128,039
Singapore Airlines Ltd.	557	4,637
Singapore Exchange Ltd.	1,869	10,314
Singapore Press Holdings Ltd.	42,000	140,273
Singapore Technologies Engineering Ltd.	58,625	178,082
Singapore Telecommunications Ltd.	362,577	1,052,369
StarHub Ltd.	46,000	153,632
United Overseas Bank Ltd.	7,574	130,394

Total Singapore		3,324,408
South Korea – 6.5%
E-Mart Co., Ltd.	343	78,625
Hana Financial Group, Inc.	1,350	49,335
Hanwha Life Insurance Co., Ltd.	11,820	77,508
Hyundai Glovis Co., Ltd.	334	75,777
Hyundai Mobis	479	141,749
Hyundai Motor Co.	1,195	281,784
Hyundai Steel Co.	1,887	121,965
Industrial Bank of Korea	180	2,283
Kangwon Land, Inc.	3,800	110,667
KB Financial Group, Inc.	72	2,520
Kia Motors Corp.	2,942	163,897
Korea Zinc Co., Ltd.	357	110,845
KT Corp. ADR	12,435	172,722
KT Corp.	800	22,209
KT&G Corp.	2,214	166,396
LG Chem Ltd.	327	78,029
LG Corp.	751	40,850
LG Electronics, Inc.	526	32,070
LG Household & Health Care Ltd.	48	20,721
Lotte Shopping Co., Ltd.	35	11,015
NAVER Corp.	24	17,451
POSCO	689	191,596
Samsung Electro-Mechanics Co., Ltd.	507	33,008
Samsung Electronics Co., Ltd.	373	470,608
Samsung Fire & Marine Insurance Co., Ltd.	263	59,175
Samsung Heavy Industries Co., Ltd.	3,020	90,363
Samsung Life Insurance Co., Ltd.	1,063	100,363
Samsung SDI Co., Ltd.	12	1,815
Shinhan Financial Group Co., Ltd.	74	3,267
SK Holdings Co., Ltd.	567	102,805
SK Innovation Co., Ltd.	572	65,559
SK Telecom Co., Ltd. ADR	13,533	305,440
SK Telecom Co., Ltd.	471	95,355
S-Oil Corp.	1,126	65,162
Woori Finance Holdings Co., Ltd.*	6,080	69,114

Total South Korea		3,432,048
Taiwan – 12.2%
Advanced Semiconductor Engineering, Inc.	55,175	61,240
Asustek Computer, Inc.	14,740	145,936
Cathay Financial Holding Co., Ltd.	15,919	23,210
Cheng Shin Rubber Industry Co., Ltd.	39,948	113,997
China Steel Corp.	126,469	106,524

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2014

Investments	Shares	Value
Chunghwa Telecom Co., Ltd.	198,000	$609,231
CTBC Financial Holding Co., Ltd.	56,250	35,188
Delta Electronics, Inc.	45,000	277,810
Far Eastern New Century Corp.	81,707	86,798
Far EasTone Telecommunications Co., Ltd.	53,000	112,257
First Financial Holding Co., Ltd.	42,705	25,382
Formosa Chemicals & Fibre Corp.	119,830	289,615
Formosa Petrochemical Corp.	90,000	229,045
Formosa Plastics Corp.	135,840	339,907
Fubon Financial Holding Co., Ltd.	72,803	98,736
Hon Hai Precision Industry Co., Ltd.	119,865	339,688
HTC Corp.	63,450	318,787
Hua Nan Financial Holdings Co., Ltd.	21,460	12,156
MediaTek, Inc.	16,000	236,171
Mega Financial Holding Co., Ltd.	41,516	32,174
Nan Ya Plastics Corp.	165,230	349,966
President Chain Store Corp.	18,000	127,083
Quanta Computer, Inc.	120,000	323,126
Taiwan Cement Corp.	135,000	208,357
Taiwan Mobile Co., Ltd.	71,100	222,738
Taiwan Semiconductor Manufacturing Co., Ltd.	356,000	1,385,305
Uni-President Enterprises Corp.	64,773	112,732
United Microelectronics Corp.	327,000	137,984
Yuanta Financial Holding Co., Ltd.	56,000	28,227

Total Taiwan		6,389,370
Thailand – 5.4%
Advanced Info Service PCL	63,100	439,599
Airports of Thailand PCL NVDR	9,584	57,315
Bangkok Bank PCL NVDR	16,700	91,891
Central Pattana PCL NVDR	19,078	27,641
Charoen Pokphand Foods PCL	264,500	228,298
CP ALL PCL	74,300	99,632
PTT Exploration & Production PCL	97,613	472,418
PTT Global Chemical PCL	149,394	332,729
PTT PCL	44,800	412,922
Shin Corp. PCL NVDR	58,285	138,795
Siam Cement PCL NVDR	19,971	257,333
Siam Commercial Bank PCL	21,500	104,385
Total Access Communication PCL NVDR	47,982	172,315

Total Thailand		2,835,273
TOTAL COMMON STOCKS (Cost: $46,812,914)		51,032,638
EXCHANGE-TRADED NOTE – 2.5%
United States – 2.5%
iPath MSCI India Index ETN* (Cost: $1,149,898)	21,553	1,306,758
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 5/17/2014*
(Cost: $0)	2,852	$588
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $47,962,812)		52,339,984
Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		238,655

NET ASSETS – 100.0%		$52,578,639

ADR – American Depositary Receipt

ETN – Exchange Traded Note

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2014

Investments	Shares	Value

COMMON STOCKS – 99.0%
Australia – 99.0%
Air Freight & Logistics – 2.2%
Toll Holdings Ltd.	252,036	$1,214,718
Banks – 12.1%
Australia & New Zealand Banking Group Ltd.	51,766	1,586,197
Commonwealth Bank of Australia	21,510	1,543,886
National Australia Bank Ltd.	54,810	1,801,391
Westpac Banking Corp.	54,348	1,740,872

Total Banks		6,672,346
Beverages – 1.9%
Coca-Cola Amatil Ltd.	79,329	810,993
Treasury Wine Estates Ltd.	73,534	240,587

Total Beverages		1,051,580
Biotechnology – 0.6%
CSL Ltd.	4,819	310,689
Capital Markets – 2.0%
Macquarie Group Ltd.	21,012	1,128,185
Chemicals – 5.2%
DuluxGroup Ltd.	199,439	1,059,191
Incitec Pivot Ltd.	350,023	960,280
Orica Ltd.	40,549	822,313

Total Chemicals		2,841,784
Commercial Services & Supplies – 5.1%
Brambles Ltd.	61,475	527,617
Downer EDI Ltd.	169,566	788,955
Mineral Resources Ltd.	139,855	1,488,091

Total Commercial Services & Supplies		2,804,663
Construction & Engineering – 2.0%
Leighton Holdings Ltd.	55,632	1,088,485
Construction Materials – 3.3%
Adelaide Brighton Ltd.	344,490	1,280,356
Boral Ltd.	105,137	550,571

Total Construction Materials		1,830,927
Containers & Packaging – 1.2%
Amcor Ltd.	66,519	640,576
Diversified Consumer Services – 1.7%
Navitas Ltd.	136,815	925,691
Diversified Telecommunication Services – 4.1%
Telstra Corp., Ltd.	313,791	1,477,453
TPG Telecom Ltd.	130,575	804,806

Total Diversified Telecommunication Services		2,282,259
Energy Equipment & Services – 1.3%
WorleyParsons Ltd.	51,862	727,754
Food & Staples Retailing – 7.5%
Metcash Ltd.	464,768	1,128,618
Wesfarmers Ltd.	53,770	2,052,775
Woolworths Ltd.	29,669	982,254

Total Food & Staples Retailing		4,163,647
Investments	Shares	Value

Food Products – 0.7%
GrainCorp Ltd. Class A	52,000	$405,812
Gas Utilities – 0.9%
Envestra Ltd.	496,696	517,908
Health Care Equipment & Supplies – 1.9%
Ansell Ltd.	20,363	347,460
Cochlear Ltd.	12,958	684,577

Total Health Care Equipment & Supplies		1,032,037
Health Care Providers & Services – 3.8%
Primary Health Care Ltd.	124,171	542,064
Ramsay Health Care Ltd.	12,838	572,694
Sonic Healthcare Ltd.	59,744	956,305

Total Health Care Providers & Services		2,071,063
Hotels, Restaurants & Leisure – 9.5%
Aristocrat Leisure Ltd.	89,131	444,448
Crown Resorts Ltd.	47,348	729,799
Echo Entertainment Group Ltd.	108,434	246,230
Flight Centre Travel Group Ltd.	18,499	899,983
TABCORP Holdings Ltd.	507,180	1,602,972
Tatts Group Ltd.	481,700	1,294,745

Total Hotels, Restaurants & Leisure		5,218,177
Insurance – 6.2%
AMP Ltd.	216,504	999,321
Insurance Australia Group Ltd.	196,657	1,015,253
QBE Insurance Group Ltd.	41,330	491,092
Suncorp Group Ltd.	78,994	942,285

Total Insurance		3,447,951
Internet Software & Services – 1.4%
carsales.com Ltd.	75,540	759,655
IT Services – 1.0%
Computershare Ltd.	48,387	542,655
Media – 3.0%
REA Group Ltd.	10,759	486,134
Seven West Media Ltd.	641,241	1,176,782

Total Media		1,662,916
Metals & Mining – 4.2%
BHP Billiton Ltd.	25,415	859,084
Iluka Resources Ltd.	73,195	672,302
Rio Tinto Ltd.	13,043	768,250

Total Metals & Mining		2,299,636
Multiline Retail – 1.8%
Harvey Norman Holdings Ltd.	333,550	1,020,198
Multi-Utilities – 1.9%
AGL Energy Ltd.	73,548	1,034,790
Oil, Gas & Consumable Fuels – 6.2%
Beach Energy Ltd.	387,404	612,207
Caltex Australia Ltd.	20,459	418,880
Origin Energy Ltd.	69,717	923,380
Santos Ltd.	43,024	538,337

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (concluded)

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2014

Investments	Shares	Value

Woodside Petroleum Ltd.	25,586	$925,336

Total Oil, Gas & Consumable Fuels		3,418,140
Professional Services – 2.7%
ALS Ltd./Queensland	101,057	686,562
Seek Ltd.	48,346	787,303

Total Professional Services		1,473,865
Road & Rail – 0.9%
Aurizon Holdings Ltd.	101,148	481,870
Transportation Infrastructure – 2.7%
Qube Holdings Ltd.	194,005	400,984
Sydney Airport Ltd.	285,116	1,107,249

Total Transportation Infrastructure		1,508,233
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $47,152,305)		54,578,210
Other Assets in Excess of Liabilities – 1.0%		559,354

NET ASSETS – 100.0%		$55,137,564

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2014

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 12.0%
Amcor Ltd.	60,154	$579,282
AMP Ltd.	94,018	433,960
Australia & New Zealand Banking Group Ltd.	141,293	4,329,453
BHP Billiton Ltd.	104,641	3,537,099
Brambles Ltd.	33,162	284,617
Commonwealth Bank of Australia	83,275	5,977,086
CSL Ltd.	1,216	78,398
Macquarie Group Ltd.	12,419	666,806
National Australia Bank Ltd.	142,478	4,682,697
Origin Energy Ltd.	19,396	256,894
QBE Insurance Group Ltd.	9,817	116,648
Rio Tinto Ltd.	17,138	1,009,451
Santos Ltd.	32,962	412,436
Suncorp Group Ltd.	58,613	699,169
Telstra Corp., Ltd.	802,178	3,776,974
Wesfarmers Ltd.	61,012	2,329,253
Westpac Banking Corp.	185,101	5,929,145
Woodside Petroleum Ltd.	26,018	940,959
Woolworths Ltd.	49,918	1,652,640

Total Australia		37,692,967
Austria – 0.2%
Erste Group Bank AG	8,606	294,158
OMV AG	5,620	255,107

Total Austria		549,265
Belgium – 0.9%
Anheuser-Busch InBev N.V.	23,264	2,440,040
Solvay S.A.	2,904	456,077

Total Belgium		2,896,117
Denmark – 0.5%
Novo Nordisk A/S Class B	34,804	1,585,680
Finland – 0.8%
Fortum Oyj	51,136	1,162,889
Kone Oyj Class B	20,489	859,594
Sampo Class A	6,658	345,491

Total Finland		2,367,974
France – 13.2%
Air Liquide S.A.	7,144	968,080
Alstom S.A.	7,784	212,635
AXA S.A.	81,799	2,126,829
BNP Paribas S.A.	26,104	2,014,399
Carrefour S.A.	33,246	1,287,349
Casino Guichard Perrachon S.A.	5,526	657,888
Christian Dior S.A.	1,575	303,361
Cie Generale des Etablissements Michelin	2,955	369,722
Compagnie de Saint-Gobain	16,190	978,463
Danone	14,962	1,058,495
EDF S.A.	91,682	3,628,447
GDF Suez	153,388	4,198,542
Hermes International	1,212	403,578
Kering	2,722	555,424
Investments	Shares	Value

L’Oreal S.A.	7,625	$1,257,946
LVMH Moet Hennessy Louis Vuitton S.A.	7,909	1,438,331
Natixis	59,984	440,729
Orange S.A.	177,819	2,627,246
Pernod-Ricard S.A.	5,859	682,351
Renault S.A.	4,303	418,345
Safran S.A.	9,608	665,951
Sanofi	36,968	3,855,982
Schneider Electric S.A.	12,647	1,121,667
Societe Generale S.A.	7,132	439,436
Total S.A.	103,051	6,760,628
Unibail-Rodamco SE	1,461	379,568
Vinci S.A.	18,649	1,385,647
Vivendi S.A.	53,580	1,493,178

Total France		41,730,217
Germany – 10.0%
Adidas AG	6,790	735,002
Allianz SE	13,667	2,311,243
BASF SE	24,529	2,727,556
Bayer AG	16,611	2,247,743
Bayerische Motoren Werke AG	16,790	2,120,161
Continental AG	2,045	490,141
Daimler AG	34,785	3,288,370
Deutsche Bank AG	11,258	503,893
Deutsche Boerse AG	7,394	588,721
Deutsche Post AG	49,996	1,858,421
Deutsche Telekom AG	211,838	3,424,757
E.ON SE	87,998	1,721,009
Fresenius Medical Care AG & Co. KGaA	1,133	79,093
Linde AG	4,484	897,346
Muenchener Rueckversicherungs AG	8,292	1,812,551
RWE AG	17,750	720,707
SAP AG	19,061	1,543,673
Siemens AG	24,093	3,244,243
Volkswagen AG	4,765	1,208,394

Total Germany		31,523,024
Hong Kong – 5.4%
BOC Hong Kong Holdings Ltd.	408,715	1,164,438
Cheung Kong Holdings Ltd.	82,000	1,359,434
China Mobile Ltd.	627,986	5,747,933
China Overseas Land & Investment Ltd.	86,000	222,843
China Resources Power Holdings Co., Ltd.	26,000	67,706
China Unicom Hong Kong Ltd.	229,522	301,806
CLP Holdings Ltd.	107,500	810,714
CNOOC Ltd.	1,292,529	1,942,863
Hang Seng Bank Ltd.	68,495	1,090,509
Hong Kong Exchanges and Clearing Ltd.	35,900	544,259
Hutchison Whampoa Ltd.	109,000	1,443,113
Power Assets Holdings Ltd.	64,500	559,185
SJM Holdings Ltd.	28,699	80,654
Sun Hung Kai Properties Ltd.	89,442	1,095,389
Wharf Holdings Ltd.	92,000	588,265

Total Hong Kong		17,019,111

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2014

Investments	Shares	Value

Ireland – 0.2%
CRH PLC	25,151	$700,047
Israel – 0.5%
Israel Chemicals Ltd.	65,769	574,559
Teva Pharmaceutical Industries Ltd.	22,041	1,137,368

Total Israel		1,711,927
Italy – 3.3%
Assicurazioni Generali SpA	24,466	545,594
Enel SpA	505,736	2,863,401
Eni SpA	170,310	4,274,427
Intesa Sanpaolo SpA	273,832	928,426
Luxottica Group SpA	5,185	299,998
Snam SpA	171,278	1,003,271
UniCredit SpA	59,246	541,378

Total Italy		10,456,495
Japan – 8.2%
Astellas Pharma, Inc.	67,000	796,310
Canon, Inc.	36,900	1,143,350
Dai-ichi Life Insurance Co., Ltd. (The)	14,400	209,739
Daiichi Sankyo Co., Ltd.	3,800	64,130
Denso Corp.	14,400	691,860
East Japan Railway Co.	8,000	590,843
FANUC Corp.	2,500	441,933
Fast Retailing Co., Ltd.	600	218,100
Hitachi Ltd.	79,000	584,532
Honda Motor Co., Ltd.	34,100	1,203,276
Isuzu Motors Ltd.	28,000	161,227
ITOCHU Corp.	58,900	689,745
Japan Tobacco, Inc.	25,109	789,952
JFE Holdings, Inc.	12,800	241,495
JX Holdings, Inc.	57,000	275,079
Kao Corp.	15,000	532,650
KDDI Corp.	13,140	762,486
Kirin Holdings Co., Ltd.	20,000	277,710
Komatsu Ltd.	10,000	207,603
Kyocera Corp.	7,600	343,378
Marubeni Corp.	30,000	201,874
Mitsubishi Corp.	28,600	532,093
Mitsubishi Electric Corp.	21,000	236,947
Mitsubishi Heavy Industries Ltd.	59,000	342,021
Mitsubishi UFJ Financial Group, Inc.	176,200	970,097
Mitsui & Co., Ltd.	25,400	359,845
Mizuho Financial Group, Inc.	298,998	592,277
MS&AD Insurance Group Holdings	10,100	231,843
Nippon Telegraph & Telephone Corp.	33,494	1,827,478
Nissan Motor Co., Ltd.	97,700	872,787
Nomura Holdings, Inc.	35,700	229,484
NTT DOCOMO, Inc.	111,800	1,767,349
Shin-Etsu Chemical Co., Ltd.	8,400	481,072
SoftBank Corp.	6,800	515,026
Sony Corp.	12,800	245,100
Sumitomo Corp.	47,800	609,423
Sumitomo Mitsui Financial Group, Inc.	27,800	1,190,175
Investments	Shares	Value

Sumitomo Mitsui Trust Holdings, Inc.	76,000	$343,895
Takeda Pharmaceutical Co., Ltd.	26,000	1,235,054
Tokio Marine Holdings, Inc.	11,600	348,952
Toshiba Corp.	72,000	305,520
Toyota Motor Corp.	36,800	2,081,826
Yahoo Japan Corp.	11,200	55,029

Total Japan		25,800,565
Netherlands – 2.0%
Aegon N.V.	39,380	361,637
Airbus Group N.V.	12,956	928,365
Akzo Nobel N.V.	2,217	180,982
Heineken N.V.	13,944	970,909
Koninklijke Ahold N.V.	45,135	906,982
Koninklijke Philips N.V.	35,435	1,245,620
Reed Elsevier N.V.	2,913	62,973
Unilever N.V.	40,624	1,670,462

Total Netherlands		6,327,930
Norway – 1.8%
DNB ASA	48,963	851,346
Statoil ASA	114,997	3,246,088
Telenor ASA	65,012	1,440,959
Yara International ASA	3,031	133,956

Total Norway		5,672,349
Portugal – 0.4%
EDP-Energias de Portugal S.A.	181,209	841,911
Galp Energia, SGPS, S.A.	16,635	287,392
Jeronimo Martins, SGPS, S.A.	4,257	71,463

Total Portugal		1,200,766
Singapore – 1.4%
DBS Group Holdings Ltd.	45,000	578,625
Jardine Cycle & Carriage Ltd.	8,000	288,370
Keppel Corp., Ltd.	25,000	216,492
Oversea-Chinese Banking Corp., Ltd.	102,000	771,357
Singapore Telecommunications Ltd.	711,500	2,065,107
United Overseas Bank Ltd.	28,000	482,049

Total Singapore		4,402,000
Spain – 5.7%
Abertis Infraestructuras, S.A.	15,630	357,059
Amadeus IT Holding S.A. Class A	2,535	105,340
Banco Bilbao Vizcaya Argentaria S.A.	131,213	1,576,600
Banco Santander S.A.	808,546	7,712,612
CaixaBank	285,742	1,839,157
Ferrovial S.A.	29,828	646,462
Gas Natural SDG S.A.	46,653	1,312,352
Iberdrola S.A.	228,686	1,599,886
Inditex S.A.	9,630	1,445,380
Repsol S.A.	58,757	1,500,188

Total Spain		18,095,036
Sweden – 3.4%
Atlas Copco AB Class A	27,191	782,991
Hennes & Mauritz AB Class B	47,154	2,007,311

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2014

Investments	Shares	Value

Nordea Bank AB	105,145	$1,488,739
Sandvik AB	60,528	853,743
Skandinaviska Enskilda Banken AB Class A	11,994	164,365
Svenska Handelsbanken AB Class A	20,240	1,013,943
Swedbank AB Class A	37,952	1,016,767
Telefonaktiebolaget LM Ericsson Class B	86,216	1,146,258
TeliaSonera AB	186,447	1,403,338
Volvo AB Class B	57,770	915,973

Total Sweden		10,793,428
Switzerland – 8.3%
ABB Ltd.*	36,088	931,461
Cie Financiere Richemont S.A.	3,024	288,929
Kuehne + Nagel International AG	728	101,946
Nestle S.A.	80,008	6,027,659
Novartis AG	74,670	6,339,786
Roche Holding AG – Genusschein	18,846	5,653,693
Swatch Group AG (The)	555	64,400
Swiss Re AG*	21,427	1,987,822
Swisscom AG	2,319	1,425,502
Syngenta AG	2,473	935,896
Transocean Ltd.	5,577	229,937
UBS AG*	15,357	317,449
Zurich Insurance Group AG*	5,799	1,781,682

Total Switzerland		26,086,162
United Kingdom – 21.2%
Anglo American PLC	40,863	1,039,924
Antofagasta PLC	4,915	68,461
Associated British Foods PLC	19,586	908,074
AstraZeneca PLC	51,072	3,300,634
Aviva PLC	158,795	1,262,787
BAE Systems PLC	158,434	1,094,040
Barclays PLC	261,615	1,017,978
BG Group PLC	32,456	604,668
BHP Billiton PLC	71,745	2,205,603
BP PLC	687,424	5,500,987
British American Tobacco PLC	52,018	2,892,606
British Sky Broadcasting Group PLC	60,429	919,795
BT Group PLC	240,689	1,522,800
Centrica PLC	174,123	957,083
Compass Group PLC	77,032	1,175,079
Diageo PLC	39,019	1,210,590
Fresnillo PLC	22,638	318,345
GlaxoSmithKline PLC	171,653	4,554,417
HSBC Holdings PLC	568,117	5,753,853
Imperial Tobacco Group PLC	31,172	1,259,194
Kingfisher PLC	9,548	67,078
Legal & General Group PLC	294,733	1,005,822
Marks & Spencer Group PLC	21,855	164,507
National Grid PLC	134,326	1,840,800
Old Mutual PLC	192,257	644,568
Pearson PLC	36,277	642,894
Prudential PLC	56,838	1,201,999
Reckitt Benckiser Group PLC	20,829	1,697,014
Investments	Shares	Value
Rio Tinto PLC	40,571	$2,257,417
Royal Dutch Shell PLC Class A	150,549	5,499,142
Royal Dutch Shell PLC Class B	87,156	3,400,797
SABMiller PLC	21,241	1,060,588
SSE PLC	52,723	1,291,209
Standard Chartered PLC	67,615	1,413,000
Standard Life PLC	9,775	61,519
Tesco PLC	228,578	1,125,692
Tullow Oil PLC	17,041	212,648
Unilever PLC	37,198	1,588,195
Vodafone Group PLC	1,106,258	4,062,989

Total United Kingdom		66,804,796
TOTAL COMMON STOCKS (Cost: $260,039,308)		313,415,856
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(a)
(Cost: $230,871)	4,036	243,088
RIGHTS – 0.0%
Spain – 0.0%
Banco Bilbao Vizcaya Argentaria S.A., expiring 5/14/14*
(Cost: $30,382)	131,213	30,744
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $260,300,561)		313,689,688
Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		1,586,798

NET ASSETS – 100.0%		$315,276,486
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 9.8%
Amcor Ltd.	299,485	$2,884,033
BHP Billiton Ltd.	113,750	3,845,003
Origin Energy Ltd.	313,652	4,154,223
Rio Tinto Ltd.	58,609	3,452,148
Telstra Corp., Ltd.	1,397,553	6,580,237
Wesfarmers Ltd.	122,158	4,663,621
Woodside Petroleum Ltd.	116,337	4,207,409
Woolworths Ltd.	131,310	4,347,292

Total Australia		34,133,966
Austria – 0.6%
OMV AG	49,796	2,260,372
Finland – 1.7%
Fortum Oyj	255,311	5,806,058
France – 17.9%
Carrefour S.A.	120,322	4,659,099
Casino Guichard Perrachon S.A.	27,357	3,256,938
Cie Generale des Etablissements Michelin	27,701	3,465,880
Compagnie de Saint-Gobain	63,743	3,852,387
EDF S.A.	213,654	8,455,664
GDF Suez	325,401	8,906,888
Orange S.A.	714,996	10,563,948
Sanofi	22,576	2,354,811
Total S.A.	86,003	5,642,199
Vinci S.A.	62,989	4,680,173
Vivendi S.A.	242,533	6,758,960

Total France		62,596,947
Germany – 10.8%
Bayerische Motoren Werke AG	26,389	3,332,277
Daimler AG	52,232	4,937,707
Deutsche Post AG	98,138	3,647,926
Deutsche Telekom AG	489,624	7,915,686
E.ON SE	353,449	6,912,530
RWE AG	159,883	6,491,767
SAP AG	13,865	1,122,870
Siemens AG	25,063	3,374,858

Total Germany		37,735,621
Hong Kong – 1.4%
China Mobile Ltd.	309,500	2,832,842
CNOOC Ltd.	1,436,000	2,158,522

Total Hong Kong		4,991,364
Ireland – 1.1%
CRH PLC	135,324	3,766,574
Israel – 2.0%
Israel Chemicals Ltd.	463,338	4,047,727
Teva Pharmaceutical Industries Ltd.	55,820	2,880,444

Total Israel		6,928,171
Italy – 5.0%
Enel SpA	1,105,498	6,259,163
Eni SpA	210,341	5,279,123
Investments	Shares	Value
Snam SpA	1,041,409	$6,100,116

Total Italy		17,638,402
Japan – 5.7%
Astellas Pharma, Inc.	169,600	2,015,734
Canon, Inc.	78,800	2,441,625
Daiichi Sankyo Co., Ltd.	155,000	2,615,818
Eisai Co., Ltd.	69,500	2,711,570
Hitachi Ltd.	147,000	1,087,673
Kyocera Corp.	16,600	750,010
Murata Manufacturing Co., Ltd.	12,100	1,143,793
Sumitomo Corp.	197,200	2,514,187
Takeda Pharmaceutical Co., Ltd.	62,100	2,949,878
Toshiba Corp.	234,000	992,941
Yahoo! Japan Corp.	125,200	615,150

Total Japan		19,838,379
Netherlands – 1.8%
Koninklijke Ahold N.V.	147,872	2,971,470
Reed Elsevier N.V.	156,125	3,375,086

Total Netherlands		6,346,556
Norway – 3.5%
Statoil ASA	168,054	4,743,760
Telenor ASA	172,292	3,818,767
Yara International ASA	83,067	3,671,178

Total Norway		12,233,705
Portugal – 2.1%
EDP-Energias de Portugal S.A.	1,578,961	7,335,978
Singapore – 2.5%
Jardine Cycle & Carriage Ltd.	72,000	2,595,332
Keppel Corp., Ltd.	364,000	3,152,129
Singapore Telecommunications Ltd.	1,043,000	3,027,276

Total Singapore		8,774,737
Spain – 4.6%
Abertis Infraestructuras, S.A.	197,800	4,518,639
Amadeus IT Holding S.A. Class A	42,071	1,748,228
Ferrovial S.A.	446,457	9,676,051

Total Spain		15,942,918
Sweden – 4.1%
Hennes & Mauritz AB Class B	86,556	3,684,626
Sandvik AB	203,524	2,870,691
Telefonaktiebolaget LM Ericsson Class B	212,584	2,826,344
TeliaSonera AB	680,481	5,121,804

Total Sweden		14,503,465
Switzerland – 3.9%
Nestle S.A.	34,897	2,629,077
Novartis AG	33,562	2,849,550
Roche Holding AG	9,044	2,700,351
Swisscom AG	8,910	5,477,025

Total Switzerland		13,656,003
United Kingdom – 20.9%
Anglo American PLC	136,040	3,462,088

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2014

Investments	Shares	Value
AstraZeneca PLC	85,371	$5,517,278
BAE Systems PLC	623,250	4,303,751
BHP Billiton PLC	112,972	3,473,013
BP PLC	559,341	4,476,026
British American Tobacco PLC	55,938	3,110,589
British Sky Broadcasting Group PLC	231,146	3,518,292
Fresnillo PLC	164,650	2,315,376
GlaxoSmithKline PLC	137,110	3,637,898
Imperial Tobacco Group PLC	98,453	3,977,014
Marks & Spencer Group PLC	425,668	3,204,081
National Grid PLC	359,958	4,932,855
Pearson PLC	160,755	2,848,869
Reed Elsevier PLC	214,543	3,276,307
Rio Tinto PLC	69,679	3,877,019
Royal Dutch Shell PLC Class A	24,942	911,063
Royal Dutch Shell PLC Class B	85,453	3,334,346
SSE PLC	175,249	4,291,924
Tesco PLC	606,597	2,987,345
Unilever PLC	57,005	2,433,869
Vodafone Group PLC	832,293	3,056,789

Total United Kingdom		72,945,792
TOTAL COMMON STOCKS (Cost: $281,642,082)		347,435,008
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree International LargeCap Dividend Fund(a)
(Cost: $632,961)	12,879	668,163
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $282,275,043)		348,103,171
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		1,442,320

NET ASSETS – 100.0%		$349,545,491
(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.6%
Australia – 9.1%
AGL Energy Ltd.	41,939	$590,064
ALS Ltd./Queensland	25,706	174,642
Ansell Ltd.	8,420	143,673
Aurizon Holdings Ltd.	64,814	308,775
Bank of Queensland Ltd.	40,504	482,404
Bendigo and Adelaide Bank Ltd.	55,694	587,436
Boral Ltd.	56,794	297,413
Caltex Australia Ltd.	14,341	293,619
Coca-Cola Amatil Ltd.	59,179	604,996
Cochlear Ltd.	3,894	205,722
Computershare Ltd.	27,286	306,009
Crown Resorts Ltd.	44,350	683,590
Flight Centre Travel Group Ltd.	7,739	376,505
GrainCorp Ltd. Class A	9,619	75,067
Harvey Norman Holdings Ltd.	89,493	273,724
Iluka Resources Ltd.	31,583	290,093
Incitec Pivot Ltd.	117,501	322,361
Insurance Australia Group Ltd.	147,848	763,274
Leighton Holdings Ltd.	23,549	460,755
Lend Lease Group	32,657	358,678
Metcash Ltd.	108,754	264,093
New Hope Corp., Ltd.	39,199	108,631
Orica Ltd.	23,687	480,360
Platinum Asset Management Ltd.	52,587	363,602
Primary Health Care Ltd.	19,375	84,581
Ramsay Health Care Ltd.	11,427	509,750
REA Group Ltd.	5,558	251,132
Seek Ltd.	16,031	261,061
Sonic Healthcare Ltd.	25,008	400,296
Sydney Airport	138,286	537,034
TABCORP Holdings Ltd.	113,512	358,761
Tatts Group Ltd.	171,254	460,308
Toll Holdings Ltd.	62,036	298,990
TPG Telecom Ltd.	26,910	165,861
Treasury Wine Estates Ltd.	19,983	65,380
Wesfarmers Ltd.	11,193	427,315
WorleyParsons Ltd.	18,784	263,587

Total Australia		12,899,542
Austria – 1.5%
Andritz AG	4,016	248,275
EVN AG	6,382	89,895
Oesterreichische Post AG	3,525	177,572
Raiffeisen Bank International AG	11,380	379,564
Strabag SE	4,678	121,212
Telekom Austria AG	16,916	168,237
Verbund AG	14,351	295,304
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,445	317,916
Voestalpine AG	8,147	358,249

Total Austria		2,156,224
Belgium – 2.9%
Ageas	15,921	$709,750
Belgacom S.A.	52,712	1,651,341
Colruyt S.A.	4,407	242,958
Delhaize Group S.A.	5,634	411,936
D’ieteren S.A./N.V.	2,138	100,276
Elia System Operator S.A/N.V.	2,378	120,169
Telenet Group Holding N.V.	2,926	180,446
UCB S.A.	5,459	437,287
Umicore S.A.	4,383	223,452

Total Belgium		4,077,615
Denmark – 1.8%
Carlsberg A/S Class B	1,655	164,675
Chr Hansen Holding A/S	2,888	114,624
DSV A/S	1,510	48,754
FLSmidth & Co. A/S	2,184	110,228
GN Store Nord A/S	1,927	47,846
H. Lundbeck A/S	5,832	179,794
Novozymes A/S Class B	4,728	207,990
Pandora A/S	5,377	355,853
TDC A/S	105,799	978,499
Tryg A/S	3,361	332,564

Total Denmark		2,540,827
Finland – 3.1%
Elisa Oyj*	18,739	539,526
Kemira Oyj	6,446	93,995
Konecranes Oyj	2,247	71,632
Metso Oyj	11,849	387,532
Neste Oil Oyj	15,658	319,393
Nokian Renkaat Oyj	6,785	274,464
Orion Oyj Class B	9,664	291,828
Outotec Oyj*	5,557	61,578
Pohjola Bank PLC Class A	19,997	444,557
Stora Enso Oyj Class R	48,025	513,969
UPM-Kymmene Oyj	48,498	829,513
Wartsila Oyj Abp	7,591	412,528
YIT Oyj	7,371	78,530

Total Finland		4,319,045
France – 9.2%
Accor S.A.	6,762	346,368
Aeroports de Paris	2,790	348,040
Arkema S.A.	1,343	152,151
AtoS	501	45,318
bioMerieux	383	42,029
Bouygues S.A.	30,779	1,284,300
Cap Gemini S.A.	5,787	438,277
CNP Assurances	63,423	1,343,534
Edenred	7,419	232,880
Eiffage S.A.	5,286	395,744
Euler Hermes S.A.	4,445	561,171
Eutelsat Communications S.A.	11,227	381,424
Groupe Eurotunnel S.A.	7,855	100,326
Havas S.A.	13,360	100,059

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2014

Investments	Shares	Value
Imerys S.A.	3,250	$289,140
Ingenico	523	48,937
Ipsen S.A.	3,452	141,399
JC Decaux S.A.	6,838	299,651
Klepierre	11,796	528,054
Lagardere SCA	10,674	423,984
Neopost S.A.	4,355	344,051
Remy Cointreau S.A.	1,379	110,710
Rexel S.A.	12,728	334,094
SCOR SE	13,641	477,538
SEB S.A.	1,642	141,760
Societe BIC S.A.	2,784	365,862
Societe Television Francaise 1	13,715	226,832
Suez Environnement Co.	40,995	833,112
Thales S.A.	7,377	489,354
Valeo S.A.	3,846	542,001
Vallourec S.A.	4,088	222,019
Veolia Environnement S.A.	48,442	958,748
Vicat S.A.	1,370	115,501
Zodiac Aerospace	10,355	366,071

Total France		13,030,439
Germany – 5.3%
Aurubis AG	1,544	83,897
Axel Springer SE	6,058	387,873
Bilfinger SE	2,491	316,165
Brenntag AG	1,016	188,551
Carl Zeiss Meditec AG	1,853	52,048
Celesio AG	3,014	103,062
Deutsche Wohnen AG	2,009	43,084
Fielmann AG	2,153	289,408
Fraport AG Frankfurt Airport Services Worldwide	3,388	253,181
Freenet AG*	13,998	489,746
GEA Group AG	6,801	311,012
Hannover Rueck SE	7,201	644,416
Hochtief AG	1,199	108,901
Hugo Boss AG	2,990	398,003
Infineon Technologies AG	25,327	302,364
K+S AG	10,383	341,231
Kabel Deutschland Holding AG	1,996	274,301
Lanxess AG	1,503	113,415
MTU Aero Engines AG	1,067	99,206
Rhoen Klinikum AG	4,012	128,562
Salzgitter AG	1,710	67,617
Software AG	2,671	96,781
Stada Arzneimittel AG	293	12,545
Suedzucker AG	5,768	164,361
Symrise AG	6,161	307,898
Talanx AG	10,792	388,362
Telefonica Deutschland Holding AG	109,466	872,942
United Internet AG Registered Shares	7,909	371,546
Wacker Chemie AG	1,649	201,432

Total Germany		7,411,910
Hong Kong – 4.3%
Bank of East Asia Ltd.	100,322	$391,870
Beijing Enterprises Holdings Ltd.	21,200	189,943
Cathay Pacific Airways Ltd.	37,774	70,415
China Agri-Industries Holdings Ltd.	102,000	39,842
China Everbright International Ltd.	44,000	60,239
China Everbright Ltd.	34,739	44,336
China Merchants Holdings International Co., Ltd.	124,200	426,700
China Overseas Grand Oceans Group Ltd.	31,000	20,381
China Resources Enterprise Ltd.	58,600	165,442
CITIC Pacific Ltd.	247,773	439,517
Far East Horizon Ltd.	191,924	141,029
Fosun International Ltd.	322,400	405,231
Franshion Properties China Ltd.	333,242	111,266
Guangdong Investment Ltd.	282,208	269,582
Hang Lung Group Ltd.	39,000	196,331
HKT Trust and HKT Ltd.	500,355	527,637
Hong Kong Aircraft Engineering Co., Ltd.	7,547	87,466
Hopewell Holdings Ltd.	67,162	230,741
Hysan Development Co., Ltd.	41,000	178,386
Lenovo Group Ltd.	298,453	329,731
New World Development Co., Ltd.	294,482	296,113
PCCW Ltd.	495,543	248,505
Shanghai Industrial Holdings Ltd.	60,500	201,613
Sino Land Co., Ltd.	321,046	471,819
Sino-Ocean Land Holdings Ltd.	398,464	217,800
Techtronic Industries Co., Ltd.	24,500	68,222
Television Broadcasts Ltd.	27,824	166,613
Yuexiu Property Co., Ltd.	671,100	138,424

Total Hong Kong		6,135,194
Ireland – 0.6%
DCC PLC	3,663	199,081
Dragon Oil PLC	21,147	193,528
Glanbia PLC	1,945	29,863
Kerry Group PLC Class A	2,490	190,158
Paddy Power PLC	979	77,585
Smurfit Kappa Group PLC	4,599	111,559

Total Ireland		801,774
Israel – 0.8%
Azrieli Group	2,146	75,014
Bezeq The Israeli Telecommunication Corp., Ltd.	545,573	970,891
Gazit-Globe Ltd.	5,102	65,782
Osem Investments Ltd.	1,924	45,160

Total Israel		1,156,847
Italy – 4.9%
A2A SpA	53,130	68,906
Atlantia SpA	54,287	1,395,412
Autogrill SpA*	16,754	171,683
Azimut Holding SpA	4,771	170,309
Banca Generali SpA	6,132	202,412
Davide Campari-Milano SpA	11,227	92,068
De’Longhi SpA	8,013	180,568

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2014

Investments	Shares	Value
DiaSorin SpA	2,090	$89,729
Enel Green Power SpA	143,844	404,039
GTECH SpA	10,369	315,118
Hera SpA	92,768	271,058
Mediolanum SpA	42,293	399,289
Parmalat SpA	75,494	260,332
Pirelli & C. SpA	20,582	323,385
Prysmian SpA	5,264	131,027
Recordati SpA	9,307	162,908
Salvatore Ferragamo SpA	2,981	87,800
Societa Iniziative Autostradali e Servizi SpA	48,540	584,039
Telecom Italia SpA RSP	536,379	501,960
Terna Rete Elettrica Nazionale SpA	159,185	853,014
Tod’s SpA	1,099	142,760
Unione di Banche Italiane SCPA	11,577	109,139

Total Italy		6,916,955
Japan – 16.5%
ABC-Mart, Inc.	1,678	72,995
Aeon Co., Ltd.	11,099	125,340
Air Water, Inc.	7,000	97,063
Aisin Seiki Co., Ltd.	5,324	192,571
Ajinomoto Co., Inc.	4,319	61,859
Alfresa Holdings Corp.	1,000	65,349
Amada Co., Ltd.	13,000	91,644
ANA Holdings, Inc.	61,000	132,087
Aozora Bank Ltd.	116,000	331,155
Asahi Glass Co., Ltd.	63,141	366,639
Asahi Kasei Corp.	49,000	334,010
Asics Corp.	2,830	55,756
Bank of Kyoto Ltd. (The)	13,000	107,550
Bank of Yokohama Ltd. (The)	37,000	185,027
Brother Industries Ltd.	8,300	116,298
Chiba Bank Ltd. (The)	30,000	185,270
Chugai Pharmaceutical Co., Ltd.	10,509	268,886
Chugoku Bank Ltd. (The)	6,100	81,503
Chugoku Electric Power Co., Inc. (The)	14,200	198,415
Dai Nippon Printing Co., Ltd.	42,958	412,540
Daihatsu Motor Co., Ltd.	17,400	308,008
Dainippon Sumitomo Pharma Co., Ltd.	10,590	168,642
Daito Trust Construction Co., Ltd.	4,220	391,370
Dena Co., Ltd.	3,900	70,589
DIC Corp.	45,000	118,415
Dowa Holdings Co., Ltd.	10,000	83,701
Electric Power Development Co., Ltd.	5,800	164,170
FamilyMart Co., Ltd.	3,800	167,335
Fuji Electric Co., Ltd.	22,876	102,402
FUJIFILM Holdings Corp.	9,092	244,637
Fukuoka Financial Group, Inc.	45,000	185,270
Gree, Inc.	6,605	73,115
Gunma Bank Ltd. (The)	14,000	76,399
Hachijuni Bank Ltd. (The)	11,000	62,698
Hamamatsu Photonics K.K.	2,300	103,850
Hankyu Hanshin Holdings, Inc.	27,000	147,342
Hikari Tsushin, Inc.	1,000	$84,575
Hino Motors Ltd.	9,000	133,796
Hiroshima Bank Ltd. (The)	26,075	109,126
Hisamitsu Pharmaceutical Co., Inc.	3,000	135,894
Hitachi Capital Corp.	4,955	106,235
Hitachi Chemical Co., Ltd.	7,400	100,956
Hitachi Construction Machinery Co., Ltd.	5,700	110,032
Hitachi High-Technologies Corp.	3,200	74,698
Hokuhoku Financial Group, Inc.	52,000	99,976
Hokuriku Electric Power Co.	7,200	93,614
Hoya Corp.	16,144	503,672
Ibiden Co., Ltd.	5,100	100,727
Idemitsu Kosan Co., Ltd.	5,600	115,225
IHI Corp.	37,553	158,256
Isetan Mitsukoshi Holdings Ltd.	5,834	72,171
Itochu Techno-Solutions Corp.	2,300	97,262
Iyo Bank Ltd. (The)	12,300	117,763
J Front Retailing Co., Ltd.	8,000	55,154
Japan Airlines Co., Ltd.	7,389	364,481
JGC Corp.	4,000	139,438
Joyo Bank Ltd. (The)	40,000	200,029
JSR Corp.	8,300	154,177
Kajima Corp.	31,953	112,317
Kakaku.Com, Inc.	1,000	16,303
Kansai Paint Co., Ltd.	9,000	128,902
Kawasaki Heavy Industries Ltd.	37,565	138,609
Keikyu Corp.	13,000	109,822
Keio Corp.	16,000	111,706
Kintetsu Corp.	47,000	167,490
Koito Manufacturing Co., Ltd.	4,000	67,855
Konami Corp.	5,300	122,741
Konica Minolta, Inc.	18,000	168,316
Kuraray Co., Ltd.	14,300	163,849
Kurita Water Industries Ltd.	4,200	91,312
Kyowa Hakko Kirin Co., Ltd.	13,000	138,855
Lawson, Inc.	4,600	326,067
LIXIL Group Corp.	8,900	245,952
Makita Corp.	2,929	161,261
Marui Group Co., Ltd.	8,881	76,319
MEIJI Holdings Co., Ltd.	2,200	139,069
Miraca Holdings, Inc.	1,000	43,890
Mitsubishi Chemical Holdings Corp.	58,500	243,691
Mitsubishi Gas Chemical Co., Inc.	16,000	90,421
Mitsubishi Tanabe Pharma Corp.	16,900	236,799
Mitsui Chemicals, Inc.	51,000	125,290
Nabtesco Corp.	2,100	48,409
Namco Bandai Holdings, Inc.	10,700	253,824
NEC Corp.	51,608	158,856
NGK Insulators Ltd.	10,000	208,768
NGK Spark Plug Co., Ltd.	5,000	112,638
Nidec Corp.	4,044	246,563
Nikon Corp.	3,934	63,488
Nippon Electric Glass Co., Ltd.	24,000	123,746
Nippon Express Co., Ltd.	34,000	166,723

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2014

Investments	Shares	Value
Nippon Meat Packers, Inc.	5,000	$74,623
Nisshin Seifun Group, Inc.	6,800	74,877
Nissin Foods Holdings Co., Ltd.	3,900	176,283
Nitori Holdings Co., Ltd.	1,000	43,453
Nitto Denko Corp.	4,405	211,385
NKSJ Holdings, Inc.	14,711	378,828
Nomura Real Estate Holdings, Inc.	4,468	85,468
Nomura Research Institute Ltd.	6,890	218,104
NSK Ltd.	8,000	82,497
Obayashi Corp.	27,000	152,585
Odakyu Electric Railway Co., Ltd.	13,000	112,220
Oji Holdings Corp.	46,862	210,227
Oracle Corp.	3,068	139,272
Osaka Gas Co., Ltd.	55,000	208,817
OTSUKA Corp.	800	104,714
Park24 Co., Ltd.	3,100	59,059
Ricoh Co., Ltd.	27,260	314,991
Sankyo Co., Ltd.	5,100	215,172
Sanrio Co., Ltd.	800	27,033
Sega Sammy Holdings, Inc.	6,673	149,808
Seiko Epson Corp.	5,964	185,895
Sekisui Chemical Co., Ltd.	11,000	114,609
Sekisui House Ltd.	19,352	240,714
Shimadzu Corp.	10,000	89,042
Shimamura Co., Ltd.	1,100	95,383
Shimizu Corp.	28,000	145,458
Shinsei Bank Ltd.	25,806	50,868
Shionogi & Co., Ltd.	12,000	222,906
Shiseido Co., Ltd.	17,500	308,589
Shizuoka Bank Ltd. (The)	10,000	97,781
Showa Denko K.K.	32,000	45,366
Showa Shell Sekiyu K.K.	16,909	151,382
Sojitz Corp.	44,470	75,999
Sony Financial Holdings, Inc.	8,809	144,557
Sumitomo Electric Industries Ltd.	11,812	176,174
Sumitomo Heavy Industries Ltd.	17,500	71,200
Sumitomo Metal Mining Co., Ltd.	24,000	302,025
Sumitomo Rubber Industries Ltd.	6,300	80,383
Suruga Bank Ltd.	2,000	35,306
Suzuken Co., Ltd.	2,300	89,222
Sysmex Corp.	1,800	57,504
T&D Holdings, Inc.	18,651	222,215
Taiheiyo Cement Corp.	14,000	50,570
Taisei Corp.	31,876	142,689
Takashimaya Co., Ltd.	6,415	60,297
TDK Corp.	3,400	142,293
Teijin Ltd.	36,000	89,489
Terumo Corp.	6,600	144,388
Tobu Railway Co., Ltd.	26,000	125,979
Toho Co., Ltd.	4,400	88,397
Toho Gas Co., Ltd.	11,000	60,028
Tokyo Electron Ltd.	2,794	171,598
Tokyu Corp.	24,000	147,051
Tokyu Fudosan Holdings Corp.	6,467	48,353
TonenGeneral Sekiyu K.K.	34,104	$301,682
Toppan Printing Co., Ltd.	16,000	114,813
Toray Industries, Inc.	21,290	140,989
Toyo Seikan Group Holdings Ltd.	5,300	86,253
Toyo Suisan Kaisha Ltd.	4,000	133,806
Toyoda Gosei Co., Ltd.	4,100	78,787
Toyota Boshoku Corp.	7,000	70,894
Toyota Tsusho Corp.	9,200	234,053
Trend Micro, Inc.	5,430	168,460
USS Co., Ltd.	13,900	195,573
West Japan Railway Co.	6,376	260,897
Yamada Denki Co., Ltd.	21,170	70,714
Yamaguchi Financial Group, Inc.	7,000	63,213
Yamaha Motor Co., Ltd.	4,760	76,032
Yamato Holdings Co., Ltd.	9,900	213,794
Yaskawa Electric Corp.	4,218	58,446

Total Japan		23,268,540
Netherlands – 2.7%
Aalberts Industries N.V.	3,280	114,373
Delta Lloyd N.V.	21,062	584,202
Fugro N.V.	4,051	249,210
Gemalto N.V.	789	91,932
Koninklijke Boskalis Westminster N.V.	5,341	294,228
Koninklijke Vopak N.V.	3,422	191,155
Nutreco N.V.	2,793	124,145
Randstad Holding N.V.	10,120	592,855
STMicroelectronics N.V.	56,303	521,469
Wolters Kluwer N.V.	19,887	561,341
Ziggo N.V.	11,325	503,380

Total Netherlands		3,828,290
New Zealand – 1.2%
Auckland International Airport Ltd.	88,714	293,300
Contact Energy Ltd.	20,100	92,790
Fletcher Building Ltd.	63,397	523,721
Telecom Corp. of New Zealand Ltd.	271,226	574,269
Vector Ltd.	93,936	198,077

Total New Zealand		1,682,157
Norway – 2.3%
Aker ASA Class A	6,090	196,827
Aker Solutions ASA	15,923	248,005
Fred Olsen Energy ASA	6,688	223,415
Gjensidige Forsikring ASA	47,544	967,231
Kongsberg Gruppen ASA	3,996	91,106
Marine Harvest ASA	6,589	74,617
Norsk Hydro ASA	88,019	438,842
Orkla ASA	65,106	555,142
Petroleum Geo-Services ASA	4,615	56,193
Schibsted ASA	2,740	170,064
SpareBank 1 SR Bank ASA	5,493	55,737
TGS Nopec Geophysical Co. ASA	5,511	180,692

Total Norway		3,257,871

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2014

Investments	Shares	Value
Portugal – 0.6%
Portucel S.A.	48,395	$220,311
Portugal Telecom, SGPS, S.A.	148,942	633,697

Total Portugal		854,008
Singapore – 3.7%
City Developments Ltd.	22,000	176,693
ComfortDelGro Corp., Ltd.	119,000	187,838
First Resources Ltd.	38,000	70,709
Hutchison Port Holdings Trust Class U	845,585	549,630
Keppel Land Ltd.	120,000	320,623
M1 Ltd.	63,000	173,838
Olam International Ltd.	100,000	176,534
SATS Ltd.	93,000	224,818
Sembcorp Industries Ltd.	79,000	344,885
SembCorp Marine Ltd.	140,751	453,295
SIA Engineering Co., Ltd.	84,536	325,358
Singapore Airlines Ltd.	18,961	157,864
Singapore Exchange Ltd.	85,000	469,087
Singapore Press Holdings Ltd.	139,148	464,730
Singapore Technologies Engineering Ltd.	183,000	555,890
StarHub Ltd.	129,594	432,822
United Industrial Corp., Ltd.	27,000	67,632

Total Singapore		5,152,246
Spain – 4.2%
Acerinox S.A.	15,024	241,442
ACS Actividades de Construccion y Servicios, S.A.	25,658	1,008,380
Banco de Sabadell S.A.	142,592	440,614
Bankinter S.A.	21,706	174,711
Bolsas y Mercados Espanoles S.A.	5,916	240,820
Ebro Foods S.A.	10,646	246,357
EDP Renovaveis S.A.	7,470	49,769
Enagas S.A.	20,367	619,663
Indra Sistemas S.A.	8,239	165,619
Mapfre S.A.	192,331	811,145
Obrascon Huarte Lain S.A.	5,597	243,379
Prosegur Cia de Seguridad S.A.	17,163	110,468
Red Electrica Corp. S.A.	9,737	791,781
Tecnicas Reunidas S.A.	3,460	195,542
Viscofan S.A.	2,550	133,429
Zardoya Otis S.A.	23,310	397,090

Total Spain		5,870,209
Sweden – 4.9%
Alfa Laval AB	12,659	341,879
Atlas Copco AB Class B	19,832	542,023
Axfood AB	3,360	185,528
Boliden AB	16,245	246,548
Castellum AB	11,313	187,749
Electrolux AB Series B	16,051	349,562
Elekta AB Class B	5,917	78,713
Getinge AB Class B	6,515	182,180
Hexagon AB Class B	5,153	174,772
Husqvarna AB Class B	27,117	189,046
Investment AB Latour Class B	10,051	303,380
Lundbergforetagen AB Class B	5,579	$263,395
Meda AB Class A	10,617	162,852
Modern Times Group AB Class B	2,837	132,233
Saab AB Class B	5,307	161,742
Scania AB Class B	18,675	547,846
Securitas AB Class B	23,580	272,585
Skanska AB Class B	22,876	538,068
SKF AB Class B	16,137	412,413
Swedish Match AB	10,084	328,950
Tele2 AB Class B	55,601	688,629
Trelleborg AB Class B	8,029	161,731
Volvo AB Class A	29,920	481,319

Total Sweden		6,933,143
Switzerland – 3.4%
Actelion Ltd.*	2,579	244,368
Adecco S.A.*	6,976	580,840
Allreal Holding AG*	1,146	165,410
Aryzta AG*	811	71,703
Baloise Holding AG	3,679	463,129
Clariant AG*	13,614	264,775
DKSH Holding AG	663	52,764
Ems-Chemie Holding AG	614	231,983
Flughafen Zuerich AG	81	52,129
Galenica AG	163	157,861
GAM Holding AG*	4,830	87,212
Geberit AG	436	142,890
Julius Baer Group Ltd.*	3,012	133,764
Lonza Group AG*	1,737	177,269
OC Oerlikon Corp. AG*	6,872	115,914
Panalpina Welttransport Holding AG	1,465	225,219
Partners Group Holding AG	1,683	473,263
Schindler Holding AG	1,709	251,315
Schindler Holding AG Participating Shares	1,719	253,564
Sonova Holding AG*	1,179	172,442
Straumann Holding AG	635	135,073
Sulzer AG	1,405	193,250
Swiss Life Holding AG*	786	193,086

Total Switzerland		4,839,223
United Kingdom – 15.6%
Aberdeen Asset Management PLC	80,478	523,661
Admiral Group PLC	20,788	494,898
Aggreko PLC	3,861	96,617
AMEC PLC	14,790	276,653
Amlin PLC	35,270	284,770
Ashmore Group PLC	44,213	244,642
Ashtead Group PLC	6,131	97,204
Babcock International Group PLC	9,697	217,761
Balfour Beatty PLC	51,518	257,321
Booker Group PLC	39,424	108,513
British Land Co. PLC	48,958	533,797
Bunzl PLC	9,815	261,155
Burberry Group PLC	8,646	201,078
Capita PLC	25,635	468,402

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2014

Investments	Shares	Value
Carnival PLC	8,698	$331,200
Close Brothers Group PLC	6,251	147,150
Cobham PLC	50,584	252,150
Croda International PLC	4,164	176,744
Daily Mail & General Trust PLC Class A	24,454	354,278
Derwent London PLC	1,022	46,174
Direct Line Insurance Group PLC	62,269	246,553
Drax Group PLC	36,822	470,231
DS Smith PLC	25,746	139,283
easyJet PLC	11,433	326,888
Essentra PLC	3,409	49,587
G4S PLC	70,580	284,167
GKN PLC	61,752	401,813
Halma PLC	11,918	114,446
Hammerson PLC	25,703	237,393
Hargreaves Lansdown PLC	20,861	507,069
Hikma Pharmaceuticals PLC	2,622	72,607
ICAP PLC	53,371	335,979
IG Group Holdings PLC	32,715	342,244
IMI PLC	11,894	289,108
Inchcape PLC	22,239	239,509
Inmarsat PLC	33,179	401,859
InterContinental Hotels Group PLC	7,446	239,210
Intertek Group PLC	1,964	100,586
Investec PLC	46,754	377,882
ITV PLC	115,099	367,464
J. Sainsbury PLC	115,728	609,871
Jardine Lloyd Thompson Group PLC	11,092	196,755
John Wood Group PLC	4,394	56,186
Johnson Matthey PLC	6,215	338,919
Jupiter Fund Management PLC	8,813	58,888
Ladbrokes PLC	53,329	120,025
London Stock Exchange Group PLC	12,601	413,853
Man Group PLC	417,512	704,408
Meggitt PLC	23,360	186,895
Melrose Industries PLC	33,242	164,540
Millennium & Copthorne Hotels PLC	15,801	148,836
Mondi PLC	17,247	301,622
Next PLC	6,543	719,939
Pennon Group PLC	18,923	234,240
PZ Cussons PLC	11,028	64,753
Rentokil Initial PLC	49,186	100,861
Rexam PLC	37,040	300,605
Rightmove PLC	3,613	158,898
Rotork PLC	1,906	84,111
Sage Group PLC (The)	60,764	423,547
Schroders PLC	6,844	296,431
Segro PLC	58,087	321,508
Serco Group PLC	7,305	51,272
Severn Trent PLC	14,704	446,886
Smith & Nephew PLC	25,297	383,361
Smiths Group PLC	11,403	241,814
Spectris PLC	2,844	109,905
Spirax-Sarco Engineering PLC	989	47,651
Stagecoach Group PLC	29,772	$195,907
TalkTalk Telecom Group PLC	46,702	249,383
Tate & Lyle PLC	26,135	290,836
Taylor Wimpey PLC	26,664	52,365
Travis Perkins PLC	5,985	188,083
TUI Travel PLC	70,231	512,835
United Utilities Group PLC	43,508	571,571
Vedanta Resources PLC	15,353	230,874
Victrex PLC	1,559	52,216
Weir Group PLC (The)	5,994	253,420
Whitbread PLC	5,948	412,713
William Hill PLC	46,044	261,759
WM Morrison Supermarkets PLC	134,210	476,584

Total United Kingdom		21,953,172
TOTAL COMMON STOCKS (Cost: $106,306,889)		139,085,231
EXCHANGE-TRADED FUNDS – 0.9%
United States – 0.9%
WisdomTree Australia Dividend Fund(a)	10,016	611,578
WisdomTree Japan Hedged Equity Fund(a)	13,248	627,160

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,207,886)		1,238,738
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 5/17/2014*
(Cost: $0)	98,160	20,247
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $107,514,775)		140,344,216
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		737,654

NET ASSETS – 100.0%		$141,081,870
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.3%
Australia – 14.9%
Acrux Ltd.	236,348	$376,782
Adelaide Brighton Ltd.	1,372,750	5,102,058
Alliance Aviation Services Ltd.	83,274	101,881
Amcom Telecommunications Ltd.	299,144	576,704
AP Eagers Ltd.	59,201	279,839
ARB Corp., Ltd.	61,438	685,604
Arrium Ltd.	2,408,279	3,013,354
Atlas Iron Ltd.	1,010,814	913,451
Ausdrill Ltd.	1,306,620	968,833
Austbrokers Holdings Ltd.	62,649	598,082
Austin Engineering Ltd.	120,554	256,992
Australian Pharmaceutical Industries Ltd.	1,780,637	932,467
Automotive Holdings Group Ltd.	589,937	2,126,987
BC Iron Ltd.	273,225	1,200,351
Beach Energy Ltd.	830,203	1,311,953
Bradken Ltd.	533,069	2,154,167
Breville Group Ltd.	160,449	1,418,714
Brickworks Ltd.	121,869	1,603,951
BT Investment Management Ltd.	521,567	3,528,926
Cabcharge Australia Ltd.	388,363	1,457,815
Cardno Ltd.	303,530	2,025,553
carsales.com Ltd.	281,384	2,829,689
Cash Converters International Ltd.	511,295	452,569
Cedar Woods Properties Ltd.	342,654	2,366,038
Chandler Macleod Group Ltd.	286,607	110,241
Codan Ltd.	504,754	292,395
Collins Foods Ltd.	278,534	516,319
Corporate Travel Management Ltd.	84,735	498,708
CSG Ltd.*	792,563	672,147
CSR Ltd.	396,236	1,289,052
Data#3 Ltd.	442,509	272,743
David Jones Ltd.	1,435,564	4,324,297
Decmil Group Ltd.	426,312	817,914
Domino’s Pizza Enterprises Ltd.	65,325	1,210,930
Downer EDI Ltd.	372,115	1,731,372
DuluxGroup Ltd.	524,688	2,786,540
DWS Ltd.	365,161	380,756
Envestra Ltd.	2,888,852	3,012,225
ERM Power Ltd.	261,348	595,887
Ethane Pipeline Income Fund	264,885	249,191
Fairfax Media Ltd.	3,585,645	3,040,871
Fantastic Holdings Ltd.	308,378	543,058
Finbar Group Ltd.	704,361	1,168,578
Forge Group Ltd.(a)†	123,094	0
G8 Education Ltd.	388,501	1,825,617
Grange Resources Ltd.	4,121,821	993,281
GUD Holdings Ltd.	266,168	1,344,503
GWA Group Ltd.	684,162	1,851,618
iiNET Ltd.	176,800	1,214,255
Invocare Ltd.	125,054	1,254,106
IOOF Holdings Ltd.	543,150	4,455,255
Iress Ltd.	221,306	1,759,908
Investments	Shares	Value
JB Hi-Fi Ltd.	156,023	$2,711,437
Lycopodium Ltd.	85,440	293,003
M2 Group Ltd.	188,779	1,049,819
MACA Ltd.	273,314	557,306
Magellan Financial Group Ltd.	61,101	775,851
MaxiTRANS Industries Ltd.	410,265	437,292
Melbourne IT Ltd.	240,633	308,898
Mermaid Marine Australia Ltd.	217,796	476,400
Mineral Resources Ltd.	333,553	3,549,084
Monadelphous Group Ltd.	251,116	3,912,476
Mortgage Choice Ltd.	287,428	719,287
Mount Gibson Iron Ltd.	3,775,999	3,184,805
Myer Holdings Ltd.	1,861,557	3,847,607
MyState Ltd.	232,008	948,312
Navitas Ltd.	581,149	3,932,058
NIB Holdings Ltd.	774,085	2,008,890
Northern Star Resources Ltd.	754,969	790,710
NRW Holdings Ltd.	1,847,036	1,814,641
Nufarm Ltd.	131,789	486,152
OrotonGroup Ltd.	120,547	442,447
OZ Minerals Ltd.	682,109	2,250,678
Pacific Brands Ltd.	2,590,489	1,272,527
PanAust Ltd.	516,836	754,472
Perpetual Ltd.	36,796	1,705,219
Prime Media Group Ltd.	788,179	712,261
Programmed Maintenance Services Ltd.	247,604	665,526
Qube Holdings Ltd.	894,535	1,848,893
RCG Corp., Ltd.	469,752	348,312
RCR Tomlinson Ltd.	157,179	406,451
Reckon Ltd.	195,005	365,096
Resolute Mining Ltd.*	1,447,900	798,482
Retail Food Group Ltd.	227,879	922,986
Ruralco Holdings Ltd.	63,719	197,844
SAI Global Ltd.	287,849	1,093,851
Sedgman Ltd.	1,328,533	591,049
Seven West Media Ltd.	2,229,839	4,092,119
Sigma Pharmaceuticals Ltd.	3,149,251	1,941,058
Silver Chef Ltd.	51,595	239,582
Skilled Group Ltd.	598,622	1,531,339
Slater & Gordon Ltd.	157,036	665,158
SMS Management & Technology Ltd.	188,124	618,988
STW Communications Group Ltd.	1,070,441	1,388,994
Super Retail Group Ltd.	224,197	2,294,079
Tassal Group Ltd.	172,218	617,730
Treasury Group Ltd.	56,111	536,707
UXC Ltd.	528,001	418,418
Village Roadshow Ltd.	227,455	1,469,392
Webjet Ltd.	95,047	242,259
Wotif.com Holdings Ltd.	405,885	996,916

Total Australia		137,727,388
Austria – 0.9%
AMAG Austria Metall AG	23,482	780,297
ams AG	8,974	1,259,723

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Austria Technologie & Systemtechnik AG	40,707	$490,914
CAT Oil AG	29,272	611,819
Lenzing AG	23,786	1,311,322
Palfinger AG	14,525	564,538
POLYTEC Holding AG	51,485	559,868
RHI AG	29,484	949,061
S IMMO AG*	87,509	645,862
Wienerberger AG	39,306	753,011
Zumtobel AG	27,315	677,644

Total Austria		8,604,059
Belgium – 1.4%
Arseus N.V.	25,736	1,386,547
Barco N.V.	7,148	572,385
Cofinimmo	35,398	4,219,612
EVS Broadcast Equipment S.A.	18,514	1,200,060
Exmar N.V.	85,259	1,400,698
Melexis N.V.	34,751	1,345,865
NV Bekaert S.A.	54,281	2,213,710
Recticel S.A.	55,357	515,759

Total Belgium		12,854,636
Denmark – 0.3%
Aktieselskabet Schouw & Co.	18,985	930,500
D/S Norden A/S	22,007	938,456
NKT Holding A/S	21,946	1,272,114

Total Denmark		3,141,070
Finland – 2.6%
Cargotec Oyj Class B	47,313	2,037,785
Citycon Oyj	240,102	853,775
F-Secure Oyj	168,438	557,159
Huhtamaki Oyj	106,435	2,919,210
Kesko Oyj Class B	93,067	4,062,297
Lassila & Tikanoja Oyj	42,518	849,706
Metsa Board Oyj*	197,434	908,858
PKC Group Oyj	21,975	685,396
Raisio PLC Class V	123,520	817,159
Ramirent Oyj	126,397	1,384,942
Sanoma Oyj	423,580	2,954,023
Stockmann Oyj Abp Class B	56,331	831,505
Tieto Oyj	99,487	2,557,249
Tikkurila Oyj	48,691	1,147,553
Uponor Oyj	55,348	1,009,229

Total Finland		23,575,846
France – 2.2%
Akka Technologies	9,544	342,530
Albioma	36,513	981,318
Alten	31,392	1,686,509
April	26,012	632,771
Bourbon S.A.	76,647	2,519,483
Etablissements Maurel et Prom	104,348	1,606,442
IPSOS	46,129	1,872,351
Nexity S.A.	78,229	3,356,408
Rallye S.A.	81,263	3,796,824
Investments	Shares	Value
Rubis	37,424	$2,695,035
Saft Groupe S.A.	28,424	993,879

Total France		20,483,550
Germany – 3.8%
Aurelius AG	57,164	2,175,289
Bauer AG	290	7,666
BayWa AG	13,523	769,286
Bechtle AG	15,881	1,368,656
Bertrandt AG	6,322	968,918
CompuGroup Medical AG	27,359	686,277
CropEnergies AG	62,582	444,465
CTS Eventim AG	23,265	1,551,945
Delticom AG	16,039	785,638
DMG MORI SEIKI AG	31,458	964,042
Drillisch AG	143,068	5,193,811
Gerresheimer AG	11,811	764,683
Gerry Weber International AG	28,673	1,418,321
Hamburger Hafen und Logistik AG	62,116	1,493,490
Indus Holding AG	22,990	1,013,000
Jenoptik AG	31,736	576,058
KHD Humboldt Wedag International AG	8,861	75,816
Leoni AG	33,563	2,450,296
NORMA Group SE	18,539	982,833
Pfeiffer Vacuum Technology AG	10,392	1,270,000
QSC AG	133,081	663,976
Rheinmetall AG	43,152	3,036,159
Sixt SE	36,319	1,450,892
SMA Solar Technology AG	22,160	1,175,867
Takkt AG	50,165	1,106,238
Wacker Neuson SE	46,831	808,424
Wincor Nixdorf AG	21,744	1,562,866

Total Germany		34,764,912
Hong Kong – 3.5%
China Power International Development Ltd.	6,166,000	2,138,254
China South City Holdings Ltd.	10,824,000	4,939,630
Chong Hing Bank Ltd.†	250,000	873,399
Citic Telecom International Holdings Ltd.	2,491,000	931,269
CSPC Pharmaceutical Group Ltd.	2,132,000	1,888,197
Dah Chong Hong Holdings Ltd.	1,586,000	1,032,519
Dah Sing Banking Group Ltd.	1,430,400	2,257,056
Dah Sing Financial Holdings Ltd.	258,800	1,217,757
Emperor Watch & Jewellery Ltd.	5,019,869	381,811
Goldlion Holdings Ltd.	1,917,000	889,668
Kowloon Development Co., Ltd.	1,877,000	2,267,291
Liu Chong Hing Investment Ltd.	446,000	919,937
Shenzhen Investment Ltd.	10,350,000	3,349,018
Shougang Fushan Resources Group Ltd.	7,870,000	2,394,364
Shun Tak Holdings Ltd.	2,056,000	1,057,546
Singamas Container Holdings Ltd.	3,366,000	772,392
SinoMedia Holding Ltd.	459,060	384,076
Sun Hung Kai & Co., Ltd.	3,252,000	2,087,773
Tradelink Electronic Commerce Ltd.	1,210,000	297,935
Vitasoy International Holdings Ltd.	553,364	803,254

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Welling Holding Ltd.	2,244,000	$682,713
YGM Trading Ltd.	258,000	532,161

Total Hong Kong		32,098,020
Ireland – 1.0%
C&C Group PLC	231,842	1,511,086
FBD Holdings PLC	32,971	840,682
Grafton Group PLC	91,207	983,801
Greencore Group PLC	481,307	2,212,247
Irish Continental Group PLC	26,133	1,096,742
Kingspan Group PLC	53,679	1,021,706
Origin Enterprises PLC	82,439	863,524
UDG Healthcare PLC	164,211	960,913

Total Ireland		9,490,701
Israel – 2.8%
Avgol Industries 1953 Ltd.	506,752	539,109
Babylon Ltd.	66,420	104,669
Clal Insurance Enterprise Holdings Ltd.*	224,893	4,456,427
Delek Automotive Systems Ltd.	215,132	2,270,809
Elbit Systems Ltd.	30,058	1,828,378
Elron Electronic Industries Ltd.*	118,374	1,148,416
Harel Insurance Investments & Financial Services Ltd.	160,699	971,980
Ituran Location and Control Ltd.	40,910	1,016,259
Jerusalem Economy Ltd.	74,637	769,861
Magic Software Enterprises Ltd.	65,673	527,808
Matrix IT Ltd.	125,448	724,260
Migdal Insurance & Financial Holding Ltd.	1,104,550	1,886,199
Partner Communications Co., Ltd.*	179,731	1,644,803
Phoenix Holdings Ltd. (The)	437,178	1,734,858
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	14,672	850,015
Shikun & Binui Ltd.	686,757	1,689,664
Shufersal Ltd.	525,599	2,097,788
Strauss Group Ltd.	66,226	1,196,950

Total Israel		25,458,253
Italy – 5.6%
ACEA SpA	217,530	3,219,966
Ansaldo STS SpA	102,876	1,205,914
Astaldi SpA	92,802	956,724
ASTM SpA	61,400	1,041,728
Banca IFIS SpA	75,437	1,664,576
Brembo SpA	55,087	2,086,381
Cairo Communication SpA	215,689	2,006,594
Credito Emiliano SpA	277,626	2,762,646
Danieli & C Officine Meccaniche SpA	33,353	1,112,904
Datalogic SpA	47,865	608,243
ERG SpA	222,934	3,610,290
Geox SpA	227,397	1,024,850
I.M.A. Industria Macchine Automatiche SpA	52,017	2,577,342
Immobiliare Grande Distribuzione	974,474	1,741,960
Indesit Co. SpA	86,896	1,326,989
Interpump Group SpA	77,416	1,192,890
Intesa Sanpaolo SpA RSP	2,443,641	6,937,971
Investments	Shares	Value
Iren SpA	720,599	$1,301,046
Italcementi SpA	79,993	987,843
MARR SpA	111,765	2,190,450
Piaggio & C. SpA	62,063	222,399
Salini Impregilo SpA	299,879	1,830,955
SAVE SpA	52,326	952,682
Societa Cattolica di Assicurazioni – Societa Cooperativa	78,312	2,010,801
Trevi Finanziaria Industriale SpA	39,412	441,890
Unipol Gruppo Finanziario SpA	663,404	5,184,287
Vittoria Assicurazioni SpA	59,203	864,923
Zignago Vetro SpA	107,858	933,555

Total Italy		51,998,799
Japan – 22.6%
77 Bank Ltd. (The)	244,000	1,099,345
Achilles Corp.	232,000	322,144
Adastria Holdings Co., Ltd.	15,860	396,404
ADEKA Corp.	64,000	739,525
ADVAN Co., Ltd.	27,200	317,732
Aeon Delight Co., Ltd.	33,300	628,265
Ai Holdings Corp.	33,500	592,028
Aica Kogyo Co., Ltd.	31,600	705,427
Aichi Steel Corp.	170,000	670,195
Aida Engineering Ltd.	4,500	42,909
Airport Facilities Co., Ltd.	78,500	580,832
Akebono Brake Industry Co., Ltd.	90,100	404,197
Akita Bank Ltd. (The)	214,000	619,236
Alpen Co., Ltd.	26,100	472,403
Amano Corp.	61,000	631,412
Anritsu Corp.	80,200	922,824
AOKI Holdings, Inc.	43,000	612,109
Aomori Bank Ltd. (The)	241,000	666,942
Arcs Co., Ltd.	28,500	557,353
Ariake Japan Co., Ltd.	22,200	516,064
Asahi Diamond Industrial Co., Ltd.	49,500	631,097
Asahi Holdings, Inc.	31,700	515,585
Asahi Organic Chemicals Industry Co., Ltd.	219,000	495,480
ASKUL Corp.	24,800	782,638
Avex Group Holdings, Inc.	23,000	404,904
Awa Bank Ltd. (The)	54,000	287,867
Axell Corp.	25,700	421,741
Azbil Corp.	54,200	1,340,988
Bank of Iwate Ltd. (The)	16,600	803,525
Bank of Nagoya Ltd. (The)	166,000	649,590
Bank of Okinawa Ltd. (The)	8,300	350,988
Bank of Saga Ltd. (The)	258,000	561,169
Bank of the Ryukyus Ltd.	47,000	626,606
Calsonic Kansei Corp.	172,000	800,000
Canon Electronics, Inc.	33,900	592,513
Canon Marketing Japan, Inc.	73,800	1,015,435
Capcom Co., Ltd.	52,100	990,550
Central Glass Co., Ltd.	189,000	614,798
Chiyoda Co., Ltd.	27,200	590,828
Citizen Holdings Co., Ltd.	152,800	1,152,844

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Coca-Cola West Co., Ltd.	62,400	$1,091,250
COMSYS Holdings Corp.	54,600	857,822
CONEXIO Corp.	55,600	440,546
CyberAgent, Inc.	27,443	1,052,579
Daifuku Co., Ltd.	43,500	538,972
Daiichi Jitsugyo Co., Ltd.	4,000	17,828
Daiken Corp.	203,000	553,896
Daikoku Denki Co., Ltd.	18,100	391,579
Daikyo, Inc.	606,000	1,218,061
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	76,000	353,488
Daio Paper Corp.	48,000	577,482
Daisan Bank Ltd. (The)	292,000	513,201
Daiseki Co., Ltd.	24,700	426,917
Daishi Bank Ltd. (The)	244,000	897,956
Daiwabo Holdings Co., Ltd.	221,000	386,270
DCM Holdings Co., Ltd.	91,900	615,730
Denki Kagaku Kogyo K.K.	404,000	1,388,707
Doshisha Co., Ltd.	28,300	436,928
Doutor Nichires Holdings Co., Ltd.	35,900	633,396
Dunlop Sports Co., Ltd.	46,349	563,470
Earth Chemical Co., Ltd.	22,500	820,386
EDION Corp.	113,500	633,709
Eighteenth Bank Ltd. (The)	248,000	544,235
Elematec Corp.	16,600	287,883
EXEDY Corp.	27,100	759,963
Ezaki Glico Co., Ltd.	50,000	663,689
FCC Co., Ltd.	25,400	453,074
France Bed Holdings Co., Ltd.	203,000	380,434
Fuji Oil Co., Ltd.	33,700	432,601
Fujikura Ltd.	169,000	774,559
Fujimi, Inc.	29,900	373,659
Fujitec Co., Ltd.	37,000	501,908
Fujitsu General Ltd.	25,000	241,783
Fukui Bank Ltd. (The)	225,000	554,935
Fukuyama Transporting Co., Ltd.	168,000	1,011,409
Furukawa Electric Co., Ltd.	233,000	581,454
GCA Savvian Corp.	17,600	151,929
GMO Internet, Inc.	72,400	723,402
GS Yuasa Corp.	170,000	902,947
Gulliver International Co., Ltd.	48,540	377,536
Gunze Ltd.	277,000	736,981
H2O RETAILING Corp.	83,000	663,291
Hakuto Co., Ltd.	47,800	448,828
Hanwa Co., Ltd.	213,000	827,305
Heiwa Real Estate Co., Ltd.	23,800	380,855
Heiwado Co., Ltd.	31,400	442,408
Higashi-Nippon Bank Ltd. (The)	301,000	742,380
Higo Bank Ltd. (The)	85,000	453,950
Hitachi Koki Co., Ltd.	106,800	838,969
Hitachi Kokusai Electric, Inc.	27,000	324,834
Hitachi Transport System Ltd.	45,000	732,340
Hitachi Zosen Corp.	111,100	530,769
Hogy Medical Co., Ltd.	6,600	338,379
Investments	Shares	Value
Hokkoku Bank Ltd. (The)	208,000	$729,116
Hokuetsu Bank Ltd. (The)	328,000	687,945
Hokuetsu Kishu Paper Co., Ltd.	149,500	751,964
Hokuto Corp.	30,200	629,600
HORIBA Ltd.	19,200	725,232
Hyakugo Bank Ltd. (The)	210,000	864,592
Hyakujushi Bank Ltd. (The)	229,000	787,163
Ichiyoshi Securities Co., Ltd.	22,597	302,581
IDEC Corp.	51,200	480,754
Iida Group Holdings Co., Ltd.	51,824	719,100
Inaba Denki Sangyo Co., Ltd.	28,600	921,998
Inabata & Co., Ltd.	62,300	636,399
IT Holdings Corp.	38,700	636,576
Ito En Ltd.	44,300	993,669
Itochu Enex Co., Ltd.	133,200	766,982
Iwatani Corp.	179,000	1,171,491
Izumi Co., Ltd.	28,800	852,940
Japan Aviation Electronics Industry Ltd.	20,000	299,461
Japan Pulp & Paper Co., Ltd.	203,000	689,906
Japan Vilene Co., Ltd.	46,000	260,854
Japan Wool Textile Co., Ltd. (The)	51,000	396,174
J-Oil Mills, Inc.	188,000	502,015
Jowa Holdings Co., Ltd.	23,100	763,757
Juroku Bank Ltd. (The)	242,000	845,948
kabu.com Securities Co., Ltd.	40,000	189,931
KAGA ELECTRONICS Co., Ltd.	48,800	675,244
Kagome Co., Ltd.	33,100	562,139
Kagoshima Bank Ltd. (The)	80,000	508,812
Kaken Pharmaceutical Co., Ltd.	55,000	871,583
Kamigumi Co., Ltd.	78,000	759,664
Kandenko Co., Ltd.	177,000	898,878
Kaneka Corp.	271,000	1,647,288
Kato Sangyo Co., Ltd.	29,000	618,100
Kawasaki Kisen Kaisha Ltd.	271,000	586,814
Keihin Corp.	34,200	499,459
Keiyo Bank Ltd. (The)	213,000	910,035
Kitz Corp.	80,000	392,290
Kiyo Bank Ltd. (The)	51,591	662,264
KOA Corp.	32,900	367,384
Kobayashi Pharmaceutical Co., Ltd.	20,300	1,172,841
Kohnan Shoji Co., Ltd.	35,200	357,178
KOKUYO Co., Ltd.	90,900	666,403
Komeri Co., Ltd.	23,700	645,977
Konaka Co., Ltd.	27,100	188,675
Kose Corp.	26,600	875,603
K’s Holdings Corp.	27,500	766,107
Kurabo Industries Ltd.	299,000	540,020
Kureha Corp.	202,000	957,188
KYB Co., Ltd.	119,000	503,802
Kyodo Printing Co., Ltd.	71,000	201,311
KYORIN Holdings, Inc.	44,800	857,414
Kyoto Kimono Yuzen Co., Ltd.	35,900	353,126
Kyowa Exeo Corp.	61,300	789,278
Lintec Corp.	35,400	676,479

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Lion Corp.	228,000	$1,352,702
Maeda Corp.	34,000	214,594
Maeda Road Construction Co., Ltd.	27,000	377,269
Makino Milling Machine Co., Ltd.	61,000	430,616
Mandom Corp.	19,100	691,780
Mars Engineering Corp.	24,700	466,011
Maruha Nichiro Corp.*	58,200	943,769
Matsumotokiyoshi Holdings Co., Ltd.	27,400	874,001
Meitec Corp.	35,100	998,621
Mie Bank Ltd. (The)	261,000	585,435
Mimasu Semiconductor Industry Co., Ltd.	45,700	407,810
Minebea Co., Ltd.	207,000	1,845,181
Mitsubishi Shokuhin Co., Ltd.	26,600	604,140
Mitsuboshi Belting Ltd.	62,000	351,585
Mitsui Engineering & Shipbuilding Co., Ltd.	426,000	901,762
Mitsui Mining & Smelting Co., Ltd.	236,000	545,400
MITSUI-SOKO Co., Ltd.	48,000	192,028
Miura Co., Ltd.	23,800	656,560
Miyazaki Bank Ltd. (The)	181,000	551,867
Mizuno Corp.	60,000	338,496
Mochida Pharmaceutical Co., Ltd.	8,800	631,471
Modec, Inc.	8,400	213,049
Monex Group, Inc.	243,238	947,113
Morinaga & Co., Ltd.	289,000	634,209
Morinaga Milk Industry Co., Ltd.	301,000	970,355
Moshi Moshi Hotline, Inc.	76,600	705,120
Musashi Seimitsu Industry Co., Ltd.	20,100	414,745
Musashino Bank Ltd. (The)	23,000	763,801
Nachi-Fujikoshi Corp.	95,000	627,276
Nagaileben Co., Ltd.	29,000	619,789
Nagase & Co., Ltd.	67,100	830,728
Nanto Bank Ltd. (The)	176,000	664,796
NEC Networks & System Integration Corp.	28,900	588,748
NET One Systems Co., Ltd.	92,946	632,666
NICHIAS Corp.	55,000	353,547
Nichicon Corp.	32,600	258,622
Nichii Gakkan Co.	49,200	458,152
Nichi-Iko Pharmaceutical Co., Ltd.	22,300	344,293
Nichirei Corp.	193,000	817,090
NIDEC COPAL ELECTRONICS Corp.	74,400	484,754
Nifco, Inc.	30,100	852,276
Nihon Kohden Corp.	20,800	831,111
Nihon Parkerizing Co., Ltd.	19,000	440,569
Nihon Unisys Ltd.	48,800	478,120
Nikkiso Co., Ltd.	1,000	11,128
Nippo Corp.	21,000	290,576
Nippon Beet Sugar Manufacturing Co., Ltd.	275,000	534,058
Nippon Coke & Engineering Co., Ltd.	651,900	784,926
Nippon Flour Mills Co., Ltd.	174,000	954,605
Nippon Kayaku Co., Ltd.	58,000	654,989
Nippon Konpo Unyu Soko Co., Ltd.	47,400	837,215
Nippon Shinyaku Co., Ltd.	20,000	380,055
Nippon Shokubai Co., Ltd.	59,000	698,364
Nippon Steel & Sumikin Bussan Corp.	36,000	115,706
Investments	Shares	Value
Nippon Synthetic Chemical Industry Co., Ltd. (The)	29,000	$208,661
Nippon Valqua Industries Ltd.	248,000	688,722
Nishimatsu Construction Co., Ltd.	185,000	599,990
Nishi-Nippon City Bank Ltd. (The)	548,000	1,234,510
Nishi-Nippon Railroad Co., Ltd.	189,000	715,735
Nissan Chemical Industries Ltd.	83,700	1,258,934
Nisshin Oillio Group Ltd. (The)	286,000	933,107
Nisshinbo Holdings, Inc.	66,000	565,247
Nissin Electric Co., Ltd.	34,000	175,637
Nissin Kogyo Co., Ltd.	33,400	624,314
Nitto Boseki Co., Ltd.	92,000	430,587
Nitto Kogyo Corp.	25,700	540,527
NOF Corp.	81,000	587,532
NORITAKE Co., Ltd.	206,000	522,076
Noritz Corp.	26,600	496,950
North Pacific Bank Ltd.	37,600	152,978
NS Solutions Corp.	33,000	749,818
Ogaki Kyoritsu Bank Ltd. (The)	397,000	1,087,090
Oita Bank Ltd. (The)	177,000	689,197
Okamura Corp.	45,000	395,009
Okinawa Electric Power Co., Inc. (The)	6,400	217,197
OKUMA Corp.	72,000	583,075
OKUMURA Corp.	181,000	808,467
Onward Holdings Co., Ltd.	164,000	1,138,612
OSG Corp.	45,000	782,153
PACK Corp. (The)	30,800	589,173
PAL Co., Ltd.	16,400	315,786
Paltac Corp.	44,476	508,309
PanaHome Corp.	83,000	571,413
Paramount Bed Holdings Co., Ltd.	12,571	393,664
Parco Co., Ltd.	53,500	456,634
Pigeon Corp.	18,300	828,062
Plenus Co., Ltd.	48,700	1,134,450
Pola Orbis Holdings, Inc.	20,717	825,783
Press Kogyo Co., Ltd.	130,000	472,108
Relo Holdings, Inc.	10,199	557,561
Rengo Co., Ltd.	199,000	1,070,505
Resorttrust, Inc.	52,800	818,776
RIKEN Corp.	79,000	319,882
Riso Kagaku Corp.	17,520	434,321
Riso Kyoiku Co., Ltd.	51,606	127,781
Round One Corp.	88,700	761,381
Ryobi Ltd.	82,000	250,813
Ryoden Trading Co., Ltd.	52,000	354,964
Ryohin Keikaku Co., Ltd.	6,600	637,025
Ryosan Co., Ltd.	30,800	651,679
SAIBUGAS Co., Ltd.	280,078	709,816
San-Ai Oil Co., Ltd.	80,000	490,945
Sanden Corp.	84,000	375,200
San-In Godo Bank Ltd. (The)	59,000	399,883
Sankyo Seiko Co., Ltd.	112,000	407,826
Sankyu, Inc.	267,000	1,003,340
Sanwa Holdings Corp.	134,000	870,476
Sanyo Chemical Industries Ltd.	60,000	385,105

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Sanyo Shokai Ltd.	184,000	$537,787
Sapporo Holdings Ltd.	302,000	1,190,581
Sato Holdings Corp.	24,200	561,851
Sawai Pharmaceutical Co., Ltd.	9,000	553,187
Seino Holdings Corp.	52,000	496,344
Senko Co., Ltd.	118,000	513,317
Senshu Ikeda Holdings, Inc.	267,554	1,223,653
Senshukai Co., Ltd.	51,100	417,791
Shiga Bank Ltd. (The)	76,000	413,264
Shikoku Bank Ltd. (The)	205,000	422,003
Shimachu Co., Ltd.	32,100	701,316
Shinko Electric Industries Co., Ltd.	57,100	413,065
Shinko Plantech Co., Ltd.	58,300	452,315
SHIP HEALTHCARE HOLDINGS, Inc.	10,788	414,822
Showa Corp.	46,000	506,520
Sinanen Co., Ltd.	186,000	713,405
Sotetsu Holdings, Inc.	302,000	1,108,472
Square Enix Holdings Co., Ltd.	75,500	1,557,873
St. Marc Holdings Co., Ltd.	8,200	404,486
Star Micronics Co., Ltd.	45,500	549,614
Start Today Co., Ltd.	27,128	696,211
Starzen Co., Ltd.	193,000	517,240
Studio Alice Co., Ltd.	300	3,790
Sugi Holdings Co., Ltd.	17,400	774,666
Sumitomo Bakelite Co., Ltd.	208,000	801,826
Sumitomo Osaka Cement Co., Ltd.	276,000	1,144,361
Sumitomo Warehouse Co., Ltd. (The)	77,000	376,084
Systena Corp.	51,900	374,440
Tadano Ltd.	23,000	299,714
Taikisha Ltd.	22,600	491,128
Taiyo Holdings Co., Ltd.	23,500	697,116
Taiyo Yuden Co., Ltd.	23,300	288,012
Takara Standard Co., Ltd.	59,000	453,163
Takasago Thermal Engineering Co., Ltd.	86,000	882,672
Takata Corp.	30,100	758,163
Tamron Co., Ltd.	23,600	560,295
Temp Holdings Co., Ltd.	8,700	231,302
T-Gaia Corp.	77,800	703,324
TOA Corp.	32,000	325,329
TOAGOSEI Co., Ltd.	209,000	897,004
Toda Corp.	189,000	622,139
Toho Bank Ltd. (The)	212,000	691,674
Toho Holdings Co., Ltd.	23,300	494,122
Tokai Carbon Co., Ltd.	200,000	679,711
Tokai Rika Co., Ltd.	36,300	611,198
Tokai Rubber Industries Ltd.	57,300	588,106
Token Corp.	6,590	300,113
Tokuyama Corp.	147,000	482,459
TOKYO DOME Corp.	34,000	174,977
TOKYOTOKEIBA Co., Ltd.	55,000	164,490
Tokyu Fudosan Holdings Corp.	78,500	586,930
TOMONY Holdings, Inc.	137,590	573,153
TOMY Co., Ltd.	85,200	395,452
Toppan Forms Co., Ltd.	82,800	772,645
Investments	Shares	Value
Topy Industries Ltd.	217,000	$383,493
Toshiba Machine Co., Ltd.	6,000	28,431
Toshiba Plant Systems & Services Corp.	20,000	298,684
Toshiba TEC Corp.	86,000	490,188
TOSOH Corp.	261,000	1,008,671
Towa Bank Ltd. (The)	294,000	288,333
Toyo Ink SC Holdings Co., Ltd.	220,000	890,809
Toyo Kohan Co., Ltd.	78,000	383,240
Toyo Securities Co., Ltd.	96,000	329,058
Toyo Tire & Rubber Co., Ltd.	106,000	752,401
Toyobo Co., Ltd.	678,000	1,066,524
Tsubakimoto Chain Co.	5,000	35,830
Tsumura & Co.	37,600	905,452
Tsuruha Holdings, Inc.	6,000	591,348
UACJ Corp.	348,540	1,441,744
Ube Industries, Ltd.	777,000	1,433,510
Unipres Corp.	21,900	394,470
United Arrows Ltd.	17,600	652,833
UNY Group Holdings Co., Ltd.	210,900	1,257,393
USHIO, Inc.	53,800	695,845
Valor Co., Ltd.	25,900	326,186
Wacoal Holdings Corp.	77,000	787,309
Wacom Co., Ltd.	91,300	642,739
Xebio Co., Ltd.	24,300	423,542
Yachiyo Bank Ltd. (The)	8,300	227,437
Yamazen Corp.	76,600	506,526
Yokohama Reito Co., Ltd.	57,600	480,443
Yuasa Trading Co., Ltd.	284,000	581,871
ZENRIN Co., Ltd.	35,300	357,165
Zensho Holdings Co., Ltd.	55,000	539,933
ZERIA Pharmaceutical Co., Ltd.	25,300	514,918

Total Japan		209,176,294
Netherlands – 1.3%
Amsterdam Commodities N.V.	37,190	913,658
Arcadis N.V.	41,399	1,592,778
BE Semiconductor Industries N.V.	79,068	1,222,160
BinckBank N.V.	133,623	1,580,695
Brunel International N.V.	17,685	1,240,167
Corbion N.V.	78,479	1,852,843
Koninklijke BAM Groep N.V.	187,386	1,123,451
Koninklijke Ten Cate N.V.	20,644	635,631
TKH Group N.V.	35,112	1,226,765
USG People N.V.	54,189	875,320

Total Netherlands		12,263,468
New Zealand – 2.7%
Air New Zealand Ltd.	1,429,380	2,536,504
Ebos Group Ltd.	76,193	677,694
Fisher & Paykel Healthcare Corp., Ltd.	845,886	3,119,574
Freightways Ltd.	222,066	932,657
Infratil Ltd.	920,359	1,804,929
Kathmandu Holdings Ltd.	297,078	992,489
Mainfreight Ltd.	74,533	856,957
Nuplex Industries Ltd.	373,851	1,122,455

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
NZX Ltd.	446,176	$495,576
PGG Wrightson Ltd.	2,413,543	858,684
Port of Tauranga Ltd.	89,390	1,101,468
Restaurant Brands New Zealand Ltd.	246,657	627,127
SKY Network Television Ltd.	614,341	3,331,839
SKYCITY Entertainment Group Ltd.	895,801	3,054,911
TOWER Ltd.	359,913	490,334
Trade Me Ltd.	543,245	1,918,601
Warehouse Group Ltd. (The)	433,484	1,211,221

Total New Zealand		25,133,020
Norway – 1.6%
Atea ASA	242,775	2,666,164
Austevoll Seafood ASA	191,732	1,136,868
Borregaard ASA	112,363	752,584
Cermaq ASA	23,131	256,923
Ekornes ASA	31,782	504,303
Kvaerner ASA	776,198	1,659,471
Leroey Seafood Group ASA	63,401	2,059,694
SpareBank 1 SMN	111,826	1,003,941
Tomra Systems ASA	79,258	761,199
Veidekke ASA	169,771	1,758,095
Wilh. Wilhelmsen ASA Class B	212,228	2,011,665

Total Norway		14,570,907
Portugal – 1.3%
Mota-Engil, SGPS, S.A.	247,165	2,009,865
Semapa – Sociedade de Investimento e Gestao, SGPS, S.A.	74,487	1,093,347
Sonae	2,444,168	4,594,871
Sonaecom, SGPS, S.A.	735,591	2,189,868
ZON OPTIMUS, SGPS, S.A.	262,159	2,059,527

Total Portugal		11,947,478
Singapore – 3.9%
Boustead Singapore Ltd.	607,000	902,620
Chip Eng Seng Corp., Ltd.	1,074,000	627,721
CitySpring Infrastructure Trust	4,174,655	1,560,246
Cosco Corp. Singapore Ltd.	1,936,000	1,100,744
CSE Global Ltd.	1,151,000	540,010
Dyna-Mac Holdings Ltd.	2,343,561	717,483
Fragrance Group Ltd.	4,433,369	898,977
Global Premium Hotels Ltd.	1,837,000	482,056
Goodpack Ltd.	370,000	629,637
GuocoLand Ltd.	591,000	1,029,216
Ho Bee Land Ltd.	616,000	1,067,854
Hotel Properties Ltd.	328,000	772,041
Hyflux Ltd.	622,000	605,900
K1 Ventures Ltd.	9,582,000	1,493,437
K-Green Trust	1,438,594	1,189,724
Low Keng Huat (Singapore) Ltd.	1,449,897	778,244
OSIM International Ltd.	913,000	1,880,379
Oxley Holdings Ltd.	2,977,000	1,621,602
Pan-United Corp., Ltd.	802,000	669,635
Petra Foods Ltd.	237,000	695,424
QAF Ltd.	825,632	561,342
Investments	Shares	Value
Raffles Medical Group Ltd.	297,000	$758,117
Rickmers Maritime	2,647,000	599,893
Saizen REIT	1,018,400	720,748
Sinarmas Land Ltd.	821,000	372,128
Singapore Post Ltd.	2,674,000	2,891,845
SMRT Corp., Ltd.	2,129,000	1,726,834
Stamford Land Corp., Ltd.	2,040,000	948,988
Super Group Ltd.	263,000	727,796
Technics Oil & Gas Ltd.*	160,000	92,879
UMS Holdings Ltd.	1,851,014	1,177,537
United Engineers Ltd.	542,000	892,163
Venture Corp., Ltd.	511,000	3,031,339
Wee Hur Holdings Ltd.	1,973,000	549,123
Wing Tai Holdings Ltd.	864,000	1,257,302

Total Singapore		35,570,984
Spain – 1.0%
Abengoa S.A. Class B	590,617	2,746,496
Atresmedia Corp de Medios de Comunicaion S.A.*	126,731	1,951,030
Caja de Ahorros del Mediterraneo*†	46,484	85,849
Cie Automotive S.A.	72,128	855,426
Duro Felguera S.A.	301,793	2,067,252
Ence Energia y Celulosa S.A.	227,487	686,639
Faes Farma S.A.	128,074	440,412
Pescanova S.A.*†	7,082	0

Total Spain		8,833,104
Sweden – 5.3%
AarhusKarlshamn AB	16,941	1,110,491
AF AB Class B	30,615	1,133,268
Atrium Ljungberg AB Class B	130,862	1,985,066
Axis Communications AB	52,810	1,804,983
B&B Tools AB Class B	32,853	602,989
Bilia AB Class A	42,613	1,363,789
BillerudKorsnas AB	180,978	2,498,250
BioGaia AB Class B	20,634	676,285
Byggmax Group AB	99,928	782,187
Clas Ohlson AB Class B	86,939	1,837,056
Concentric AB	44,158	612,970
Duni AB	84,067	1,102,127
Fabege AB	220,090	2,865,035
Gunnebo AB	89,127	526,496
Hexpol AB	14,433	1,269,987
Holmen AB Class B	77,998	2,857,158
Indutrade AB	30,234	1,440,924
Intrum Justitia AB	69,507	1,893,243
JM AB	99,751	3,267,826
Kungsleden AB	119,613	987,005
Loomis AB Class B	61,151	1,570,381
Mekonomen AB	32,739	901,344
NCC AB Class B	114,511	4,136,388
New Wave Group AB Class B	72,521	511,172
Nibe Industrier AB Class B	47,941	1,231,143
Nobia AB	61,782	545,537

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Nolato AB Class B	42,445	$1,067,091
Peab AB	320,737	2,262,728
Ratos AB Class B	403,752	3,736,397
Wihlborgs Fastigheter AB	104,639	2,033,533

Total Sweden		48,612,849
Switzerland – 2.7%
Ascom Holding AG*	40,327	828,590
Basilea Pharmaceutica AG*	18,718	2,138,050
EFG International AG*	37,389	486,753
Georg Fischer AG*	3,356	2,604,334
Implenia AG*	14,133	1,057,555
Kudelski S.A.	28,502	413,002
Logitech International S.A.	627,036	9,369,871
Mobilezone Holding AG	84,714	938,869
Nobel Biocare Holding AG*	58,931	847,256
Swissquote Group Holding S.A.	12,842	530,631
Tecan Group AG	5,577	669,227
Temenos Group AG*	25,658	903,338
Valiant Holding AG	9,549	961,548
Vontobel Holding AG	70,798	2,801,144
Zehnder Group AG	13,646	599,383

Total Switzerland		25,149,551
United Kingdom – 16.9%
A.G. BARR PLC	70,943	721,463
Abcam PLC	97,524	632,464
African Barrick Gold PLC	1,012,621	4,448,384
Alent PLC	119,944	633,888
Bank of Georgia Holdings PLC	38,852	1,614,769
BBA Aviation PLC	409,743	2,266,536
Berendsen PLC	147,411	2,747,555
Betfair Group PLC	42,001	774,443
Bodycote PLC	114,356	1,538,534
Bovis Homes Group PLC	49,019	731,821
Brammer PLC	101,405	827,536
Brewin Dolphin Holdings PLC	262,841	1,481,101
Britvic PLC	246,090	3,044,196
Cable & Wireless Communications PLC	5,346,400	4,688,370
Carillion PLC	756,869	4,562,720
Carphone Warehouse Group PLC	283,069	1,533,263
Chemring Group PLC	183,213	794,153
Chesnara PLC	258,666	1,323,892
Chime Communications PLC	97,206	554,235
Cineworld Group PLC	182,974	947,928
Computacenter PLC	141,622	1,554,752
Costain Group PLC	144,869	700,403
Cranswick PLC	40,447	824,684
CSR PLC	77,282	934,739
Dairy Crest Group PLC	174,765	1,409,015
Darty PLC	490,624	961,084
De La Rue PLC	111,191	1,509,856
Debenhams PLC	1,571,275	2,094,331
Dechra Pharmaceuticals PLC	48,564	540,836
Development Securities PLC	156,847	611,881
Investments	Shares	Value
Devro PLC	136,208	$535,907
Diploma PLC	89,029	1,064,947
Domino Printing Sciences PLC	100,275	1,314,819
Domino’s Pizza Group PLC	101,105	929,593
E2V Technologies PLC	253,139	658,352
Electrocomponents PLC	593,716	2,801,173
Elementis PLC	277,671	1,326,264
EMIS Group PLC	37,370	403,713
Euromoney Institutional Investor PLC	79,543	1,588,669
F&C Asset Management PLC	634,164	1,289,841
Fenner PLC	164,891	1,095,744
Ferrexpo PLC	558,626	1,439,811
Fidessa Group PLC	22,904	968,738
Galliford Try PLC	76,932	1,701,973
Genus PLC	22,028	363,567
Go-Ahead Group PLC	64,805	2,012,779
Greggs PLC	152,310	1,283,584
Halfords Group PLC	403,163	3,103,911
Hays PLC	1,323,109	3,198,441
Helical Bar PLC	132,832	827,673
Hill & Smith Holdings PLC	109,682	993,824
Hilton Food Group PLC	89,646	753,992
Home Retail Group PLC	699,901	2,527,376
Homeserve PLC	329,979	1,732,892
Hunting PLC	68,925	989,935
Huntsworth PLC	527,036	595,284
Interserve PLC	141,297	1,719,612
ITE Group PLC	188,283	599,541
J D Wetherspoon PLC	74,317	1,061,183
James Fisher & Sons PLC	30,944	754,737
James Halstead PLC	122,401	588,460
John Menzies PLC	67,664	738,880
Kcom Group PLC	976,180	1,614,419
Keller Group PLC	43,729	782,976
Kier Group PLC	73,387	2,023,622
Laird PLC	428,125	2,143,387
Lookers PLC	293,912	733,768
Low & Bonar PLC	9,839	13,902
Marshalls PLC	295,046	870,638
Marston’s PLC	852,391	2,046,332
Michael Page International PLC	215,391	1,762,410
Micro Focus International PLC	151,349	2,095,530
Mitie Group PLC	400,083	2,171,080
Moneysupermarket.com Group PLC	590,290	1,841,255
Morgan Advanced Materials PLC	272,252	1,625,362
Morgan Sindall Group PLC	63,318	806,483
N. Brown Group PLC	233,851	2,228,077
National Express Group PLC	580,515	2,710,824
NCC Group PLC	206,298	644,868
NMC Health PLC	70,686	594,524
Northgate PLC	9,928	86,068
Novae Group PLC	97,282	940,665
Pace PLC	117,338	881,464
Photo-Me International PLC	397,798	900,279

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2014

Investments	Shares	Value
Polar Capital Holdings PLC	82,281	$666,669
Premier Farnell PLC	559,859	2,183,150
QinetiQ Group PLC	336,254	1,266,364
Rank Group PLC	303,946	801,130
Renishaw PLC	48,996	1,592,832
Restaurant Group PLC	140,116	1,665,528
Ricardo PLC	69,779	755,577
RPC Group PLC	173,801	1,829,786
RPS Group PLC	179,765	936,847
Safestore Holdings PLC	102,189	403,764
Savills PLC	86,127	958,441
Senior PLC	196,102	1,005,314
Shanks Group PLC	520,304	960,673
SIG PLC	459,683	1,541,151
Smiths News PLC	344,367	871,214
Spirent Communications PLC	309,448	509,963
Spirit Pub Co. PLC	633,210	857,721
ST Modwen Properties PLC	110,878	739,401
St. Ives PLC	183,731	606,488
SThree PLC	153,894	1,026,258
Synergy Health PLC	30,916	711,274
Synthomer PLC	282,145	1,332,111
Ted Baker PLC	25,401	909,620
Telecom Plus PLC	52,298	1,559,804
TT electronics PLC	183,448	654,488
Tullett Prebon PLC	373,326	1,754,519
Ultra Electronics Holdings PLC	40,535	1,209,645
Unite Group PLC	103,083	745,850
UTV Media PLC	310,395	1,223,829
Vesuvius PLC	327,885	2,380,589
Vitec Group PLC (The)	60,369	614,936
WH Smith PLC	140,566	2,819,166
WS Atkins PLC	85,646	1,986,136

Total United Kingdom		156,572,218
TOTAL COMMON STOCKS (Cost: $720,711,370)		908,027,107
EXCHANGE-TRADED FUNDS – 0.7%
United States – 0.7%
WisdomTree Europe SmallCap Dividend Fund(b)	54,032	3,378,621
WisdomTree Japan SmallCap Dividend Fund(b)	56,356	2,819,491

TOTAL EXCHANGE-TRADED FUNDS (Cost: $6,149,191)		6,198,112
RIGHTS – 0.0%
Portugal – 0.0%
Mota-Engil Africa, SGPS, S.A., expiring 5/01/14*† (Cost: $124,078)	228,799	126,137
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Money Market Fund, 0.04%(c)
(Cost: $90,000)(d)	90,000	$90,000
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $727,074,639)		914,441,356
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		9,555,857

NET ASSETS – 100.0%		$923,997,213

REIT – Real Estate Investment Trust

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,085,385, which represents 0.1% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2014.

(d)	At March 31, 2014, the total market value of the Fund’s securities on loan was $84,532 and the total market value of the collateral held by the Fund was $90,000.

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 12.4%
AES Tiete S.A.	485,729	$3,401,072
Autometal S.A.	326,644	2,330,587
Banco do Brasil S.A.	8,262,640	83,486,901
Banco Santander Brasil S.A.	6,724,700	37,460,438
BM&F Bovespa S.A.	3,349,917	16,701,337
Brasil Brokers Participacoes S.A.	775,625	1,753,019
Brasil Insurance Participacoes e Administracao S.A.	353,503	1,787,489
Centrais Eletricas Brasileiras S.A.	4,660,500	13,631,420
Cia Energetica de Minas Gerais	1,200,080	8,349,770
Cia Siderurgica Nacional S.A.	5,711,400	24,905,906
Cia. Hering	414,332	5,027,436
CPFL Energia S.A.	2,583,480	21,295,248
EDP – Energias do Brasil S.A.	733,981	3,350,323
Eternit S.A.	117,595	435,151
Grendene S.A.	624,755	4,297,008
Helbor Empreendimentos S.A.	764,000	2,684,919
Light S.A.	1,220,939	10,145,183
Mahle-Metal Leve S.A. Industria E Comercio	361,200	3,809,688
MRV Engenharia e Participacoes S.A.	585,216	2,098,115
Multiplus S.A.	432,000	4,786,173
Natura Cosmeticos S.A.	840,921	14,206,031
Oi S.A.	2,929,600	4,193,489
Porto Seguro S.A.	652,000	9,202,836
Rodobens Negocios Imobiliarios S.A.	248,100	1,297,399
Santos Brasil Participacoes S.A.	448,126	3,326,439
Tim Participacoes S.A.	4,279,400	22,473,251
Tractebel Energia S.A.	2,068,000	32,167,871
Transmissora Alianca de Energia Eletrica S.A.	1,148,100	9,794,339
UNICASA Industria de Moveis S.A.	501,800	856,162
Vale S.A.	9,399,600	130,882,088

Total Brazil		480,137,088
Chile – 1.7%
Aguas Andinas S.A. Class A	14,313,806	8,835,346
Banco de Chile	173,443,049	21,729,982
Banco Santander Chile	334,510,042	19,496,990
Empresas Iansa S.A.	33,969,781	1,231,754
ENTEL Chile S.A.	312,165	3,799,215
Grupo Security S.A.	2,078,805	739,815
Inversiones Aguas Metropolitanas S.A.	3,947,465	6,375,406
Inversiones La Construccion S.A.	179,932	2,417,520

Total Chile		64,626,028
China – 16.8%
Agricultural Bank of China Ltd. Class H	62,670,000	27,307,366
Anhui Expressway Co., Ltd Class H	1,893,057	973,733
Bank of China Ltd. Class H	180,498,639	80,045,290
Baoye Group Co., Ltd. Class H	616,000	342,264
Beijing Capital Land Ltd. Class H	5,264,000	1,934,034
China BlueChemical Ltd. Class H	9,376,000	4,834,828
China CITIC Bank Corp., Ltd. Class H	22,792,499	13,134,177
Investments	Shares	Value
China Coal Energy Co., Ltd. Class H	10,258,000	$5,778,931
China Communications Construction Co., Ltd. Class H	21,660,000	15,106,336
China Construction Bank Corp. Class H	246,079,500	172,257,712
China Merchants Bank Co., Ltd. Class H	9,278,432	16,817,573
China Minsheng Banking Corp., Ltd. Class H	9,788,374	9,817,334
China Petroleum & Chemical Corp. Class H	64,317,200	57,542,670
China Shenhua Energy Co., Ltd. Class H	7,290,500	21,052,746
Chongqing Machinery & Electric Co., Ltd. Class H	16,030,000	2,128,502
Chongqing Rural Commercial Bank Class H	19,479,885	8,538,247
Dalian Port PDA Co., Ltd. Class H	4,794,000	1,075,352
Datang International Power Generation Co., Ltd. Class H	5,800,350	2,116,138
Guangzhou Automobile Group Co., Ltd. Class H	4,176,000	4,387,544
Guangzhou R&F Properties Co., Ltd. Class H	8,329,558	12,005,138
Hainan Meilan International Airport Co., Ltd. Class H	443,000	417,469
Industrial & Commercial Bank of China Class H	200,231,275	123,127,114
Jiangsu Expressway Co., Ltd. Class H	978,906	1,115,570
Jiangxi Copper Co., Ltd. Class H	3,257,000	5,475,185
PetroChina Co., Ltd. Class H	38,612,000	42,061,273
Shenzhen Expressway Co., Ltd. Class H	3,392,000	1,534,852
Sichuan Expressway Co., Ltd. Class H	5,300,000	1,448,489
Yanzhou Coal Mining Co., Ltd. Class H	1,960,000	1,483,193
Zhaojin Mining Industry Co., Ltd. Class H	6,084,500	3,631,694
Zhejiang Expressway Co., Ltd. Class H	13,088,398	11,929,145
Zijin Mining Group Co., Ltd. Class H	23,938,000	5,091,846

Total China		654,511,745
Czech Republic – 2.3%
CEZ AS	1,799,487	51,624,312
Komercni Banka AS	95,366	22,807,095
Telefonica Czech Republic AS	997,260	14,981,284

Total Czech Republic		89,412,691
Hungary – 0.0%
Magyar Telekom Telecommunications PLC	424,258	576,317
Indonesia – 2.0%
PT Aneka Tambang Persero Tbk	18,868,363	1,885,175
PT Astra Agro Lestari Tbk	2,047,381	4,685,907
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	15,637,500	1,438,485
PT Bank Pembangunan Daerah Jawa Timur Tbk	16,249,500	679,446
PT Berau Coal Energy Tbk*	39,015,000	573,548
PT Harum Energy Tbk	11,281,500	2,169,901
PT Hexindo Adiperkasa Tbk	2,259,500	781,676
PT Indika Energy Tbk	12,462,941	641,798
PT Indo Tambangraya Megah Tbk	6,102,500	13,080,623
PT Matahari Putra Prima Tbk	12,839,000	3,034,570
PT Perusahaan Gas Negara Persero Tbk	43,335,108	19,550,390
PT Semen Indonesia Persero Tbk	9,723,785	13,524,278

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2014

Investments	Shares	Value
PT Tambang Batubara Bukit Asam Tbk	6,490,000	$5,327,399
PT United Tractors Tbk	6,097,500	11,137,599

Total Indonesia		78,510,795
Malaysia – 4.6%
Batu Kawan Bhd	117,714	710,141
Boustead Holdings Bhd	1,229,931	2,041,411
British American Tobacco Malaysia Bhd	589,897	10,679,746
Carlsberg Brewery Malaysia Bhd	1,149,113	4,581,672
DiGi.Com Bhd	12,666,947	20,907,930
Gas Malaysia Bhd	365,700	416,599
Guinness Anchor Bhd	51,826	223,460
HAP Seng Consolidated Bhd	11,559,100	10,654,690
JCY International Bhd	12,445,500	2,763,126
Lafarge Malaysia Bhd	2,403,227	6,652,939
Malayan Banking Bhd	20,232,225	59,974,870
Maxis Bhd	18,609,962	39,664,779
Media Prima Bhd	6,764,931	4,889,064
OSK Holdings Bhd	1,058,600	541,376
Padini Holdings Bhd	617,900	361,411
Parkson Holdings Bhd	2,277,900	2,092,696
Pos Malaysia Bhd	253,100	369,710
Star Publications Malaysia Bhd	1,692,400	1,228,292
Telekom Malaysia Bhd	6,024,200	10,865,882
United Plantations Bhd	56,111	431,293

Total Malaysia		180,051,087
Philippines – 1.3%
Aboitiz Power Corp.	12,243,206	10,156,032
Globe Telecom, Inc.	321,088	11,914,158
Philippine Long Distance Telephone Co.	409,404	24,923,022
Semirara Mining Corp.	516,308	4,720,399

Total Philippines		51,713,611
Poland – 6.2%
Asseco Poland S.A.	183,804	2,856,159
Bank Pekao S.A.	484,609	31,533,107
KGHM Polska Miedz S.A.	1,645,176	59,296,904
Orange Polska S.A.	10,153,684	34,782,098
PGE S.A.	7,932,418	49,620,275
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,559,958	21,932,553
Powszechny Zaklad Ubezpieczen S.A.	165,771	23,564,786
Synthos S.A.	4,530,609	7,317,592
Tauron Polska Energia S.A.	3,356,563	5,832,381
TVN S.A.	393,980	2,161,974
Warsaw Stock Exchange	278,164	3,618,139

Total Poland		242,515,968
Russia – 18.6%
Gazprom OAO ADR	27,434,558	211,254,755
Lukoil OAO ADR	1,729,992	96,171,924
MegaFon OAO GDR	1,654,102	46,562,971
MMC Norilsk Nickel OJSC ADR	6,211,522	103,297,611
Mobile Telesystems OJSC ADR	2,149,007	37,586,132
Phosagro OAO Reg S GDR	1,078,244	12,022,421
Investments	Shares	Value
Rosneft Oil Co. Reg S GDR	25,023,159	$166,629,216
Tatneft ADR	707,147	24,226,856
Uralkali OJSC Reg S GDR	988,883	23,466,194

Total Russia		721,218,080
South Africa – 9.5%
African Bank Investments Ltd.(a)	3,651,689	3,732,271
Barclays Africa Group Ltd.	1,011,635	14,331,151
Cashbuild Ltd.	63,515	821,270
Coronation Fund Managers Ltd.	545,335	5,132,979
DRDGOLD Ltd.	722,020	271,841
FirstRand Ltd.	7,918,656	27,178,760
Foschini Group Ltd. (The)	537,972	5,480,533
Kumba Iron Ore Ltd.	853,573	30,676,332
Lewis Group Ltd.	540,830	2,982,358
Liberty Holdings Ltd.	394,830	4,667,958
MMI Holdings Ltd.	3,532,487	8,262,028
MTN Group Ltd.	3,666,766	75,145,363
Nampak Ltd.	1,253,856	4,285,658
Nedbank Group Ltd.	845,164	18,002,695
PPC Ltd.	1,633,946	4,542,407
Resilient Property Income Fund Ltd.	400,043	2,161,881
Reunert Ltd.	689,377	4,227,537
Sasol Ltd.	1,091,559	61,186,210
Spar Group Ltd. (The)	351,789	4,064,442
Standard Bank Group Ltd.	2,448,512	32,311,913
Truworths International Ltd.	821,083	6,030,544
Vodacom Group Ltd.	4,471,736	55,265,877

Total South Africa		370,762,008
South Korea – 2.2%
Daishin Securities Co., Ltd.	152,950	1,283,145
Dongkuk Steel Mill Co., Ltd.	464,500	5,432,876
Hanmi Semiconductor Co., Ltd.	44,330	547,644
Hite Jinro Co., Ltd.	112,075	2,474,294
Hyundai Marine & Fire Insurance Co., Ltd.	105,680	3,047,937
KT Corp. ADR	867,924	12,055,464
KT Corp.	184,610	5,124,924
KT&G Corp.	240,367	18,065,067
Meritz Fire & Marine Insurance Co., Ltd.	117,450	1,638,529
Meritz Securities Co., Ltd.	286,270	613,176
Moorim P&P Co., Ltd.	74,470	355,402
OCI Materials Co., Ltd.	77,740	2,694,919
SK Telecom Co., Ltd. ADR	315,655	7,124,333
SK Telecom Co., Ltd.	116,944	23,675,543

Total South Korea		84,133,253
Taiwan – 14.0%
Ability Enterprise Co., Ltd.	1,181,000	754,304
Accton Technology Corp.	1,712,000	955,718
Alpha Networks, Inc.	2,436,000	2,075,830
Altek Corp.	625,000	699,861
AmTRAN Technology Co., Ltd.	4,319,896	2,759,116
Asia Cement Corp.	8,780,979	10,957,301
Asustek Computer, Inc.	1,373,000	13,593,613
AV Tech Corp.	160,000	441,343

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2014

Investments	Shares	Value
Cheng Uei Precision Industry Co., Ltd.	1,067,000	$2,259,962
Chia Chang Co., Ltd.	392,000	467,272
Chicony Electronics Co., Ltd.	2,483,987	6,443,969
Chimei Materials Technology Corp.	2,166,511	2,493,595
China Petrochemical Development Corp.	14,570,000	6,028,471
China Steel Chemical Corp.	1,179,000	6,736,590
China Steel Corp.	19,678,407	16,575,031
China Synthetic Rubber Corp.	2,750,043	2,564,690
Chin-Poon Industrial Co., Ltd.	1,635,000	2,974,436
Chung Hsin Electric & Machinery Manufacturing Corp.	677,000	471,305
Chunghwa Telecom Co., Ltd.	18,610,113	57,261,886
Cleanaway Co., Ltd.	304,736	1,861,289
Compal Electronics, Inc.	14,346,000	10,175,637
Compeq Manufacturing Co., Ltd.	2,195,000	1,304,638
Coxon Precise Industrial Co., Ltd.	276,000	489,418
CSBC Corp. (Taiwan)	1,017,000	634,529
CTCI Corp.	983,000	1,473,572
Cyberlink Corp.	1,181,158	3,591,667
CyberTAN Technology, Inc.	938,000	994,907
D-Link Corp.	4,145,000	2,946,860
E-LIFE MALL Co., Ltd.	528,542	1,107,330
Elite Material Co., Ltd.	126,838	115,374
Eternal Chemical Co., Ltd.	4,319,000	4,510,112
Everlight Electronics Co., Ltd.	493,000	1,249,802
Far Eastern New Century Corp.	12,763,414	13,558,704
Farglory Land Development Co., Ltd.	3,191,161	5,438,675
Feng Hsin Iron & Steel Co.	3,121,922	5,248,909
Flytech Technology Co., Ltd.	169,855	697,213
Forhouse Corp.	1,485,000	619,309
Formosa Chemicals & Fibre Corp.	12,748,045	30,810,479
Formosa Plastics Corp.	13,455,090	33,668,101
Formosan Rubber Group, Inc.	2,403,000	2,351,511
Getac Technology Corp.	1,181,000	661,228
Grand Pacific Petrochemical Corp.	3,406,000	2,069,157
Great China Metal Industry	1,029,627	1,315,245
Great Wall Enterprise Co., Ltd.	1,453,000	1,436,181
Hannstar Board Corp.	2,751,000	1,007,262
Holtek Semiconductor, Inc.	395,000	808,095
Holy Stone Enterprise Co., Ltd.	347,200	503,940
HTC Corp.	5,411,000	27,186,044
Huaku Development Co., Ltd.	1,432,573	3,509,398
Huang Hsiang Construction Co.	398,000	678,309
Hung Poo Real Estate Development Corp.	725,000	667,802
ITEQ Corp.	2,835,100	3,202,609
Jentech Precision Industrial Co., Ltd.	398,000	1,568,344
Kee Tai Properties Co., Ltd.	4,629,000	3,252,955
LCY Chemical Corp.	2,752,000	3,208,144
Lealea Enterprise Co., Ltd.	1,177,000	421,289
Lingsen Precision Industries Ltd.	1,184,000	812,597
Lite-On Technology Corp.	5,847,349	8,717,499
Lotes Co., Ltd.	392,000	1,370,922
Lumax International Corp., Ltd.	232,000	585,095
Makalot Industrial Co., Ltd.	757,000	4,201,067
Investments	Shares	Value
Mega Financial Holding Co., Ltd.	14,579,071	$11,298,451
Nan Ya Plastics Corp.	12,665,616	26,826,442
OptoTech Corp.	774,000	404,124
Oriental Union Chemical Corp.	3,517,000	3,441,642
Pou Chen Corp.	5,898,112	8,318,657
Powertech Technology, Inc.	1,134,703	1,715,888
Quanta Computer, Inc.	10,887,990	29,318,289
Radiant Opto-Electronics Corp.	1,326,170	5,356,503
Radium Life Tech Co., Ltd.	3,274,294	2,822,436
Rechi Precision Co., Ltd.	397,780	429,097
Senao International Co., Ltd.	508,000	1,399,596
Sercomm Corp.	617,000	1,416,248
Shih Wei Navigation Co., Ltd.	2,519,000	1,704,011
Sigurd Microelectronics Corp.	3,264,627	3,173,236
Siliconware Precision Industries Co.	6,221,000	8,273,557
Silitech Technology Corp.	953,230	1,103,402
Sincere Navigation Corp.	779,000	716,263
Sonix Technology Co., Ltd.	640,000	1,113,866
Syncmold Enterprise Corp.	1,284,324	2,222,605
Synnex Technology International Corp.	6,685,000	10,756,588
TA Chen Stainless Pipe Co., Ltd*	1,073,000	512,672
Taiflex Scientific Co., Ltd.	392,254	743,225
Taiwan Cement Corp.	8,825,485	13,621,141
Taiwan Cogeneration Corp.	825,000	513,382
Taiwan Hon Chuan Enterprise Co., Ltd.	1,803,723	3,909,226
Taiwan Mobile Co., Ltd.	7,427,253	23,267,710
Taiwan Secom Co., Ltd.	397,930	1,020,551
Topco Scientific Co., Ltd.	284,550	555,037
Transcend Information, Inc.	1,035,000	3,364,748
Tripod Technology Corp.	680,000	1,337,559
TSRC Corp.	3,338,208	4,987,717
Tung Ho Steel Enterprise Corp.	3,170,387	2,691,224
U-Ming Marine Transport Corp.	890,048	1,505,212
Unimicron Technology Corp.	1,338,000	1,076,463
Unitech Printed Circuit Board Corp.*	3,119,000	1,259,788
United Integrated Services Co., Ltd.	1,143,000	1,435,670
United Microelectronics Corp.	27,254,598	11,500,586
USI Corp.	5,746,000	3,717,140
Visual Photonics Epitaxy Co., Ltd.	398,000	382,284
Wah Lee Industrial Corp.	340,000	681,061
Wistron Corp.	7,917,890	6,513,197
WPG Holdings Co., Ltd.	5,162,000	6,229,489
WT Microelectronics Co., Ltd.	395,037	506,566
YFY, Inc.	4,551,000	2,062,353
Young Optics, Inc.	248,000	518,762
YungShin Global Holding Corp.	345,000	618,570
Zinwell Corp.	273,000	320,043

Total Taiwan		543,207,788
Thailand – 5.5%
Advanced Info Service PCL	5,594,461	38,974,975
Bangchak Petroleum PCL	4,534,721	4,368,373
Banpu PCL NVDR	10,770,280	9,296,173
BTS Group Holdings PCL NVDR	29,126,443	7,541,989
Charoen Pokphand Foods PCL NVDR	15,024,110	12,967,789

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2014

Investments	Shares	Value
Delta Electronics Thailand PCL NVDR	3,332,083	$6,060,200
Dynasty Ceramic PCL NVDR	868,411	1,405,412
Electricity Generating PCL	938,100	3,788,258
Kiatnakin Bank PCL	2,235,124	2,928,260
Land and Houses PCL NVDR	20,031,618	5,927,976
MCOT PCL NVDR	834,016	752,003
PTT Global Chemical PCL NVDR	9,705,105	21,615,100
PTT PCL NVDR	4,805,294	44,290,472
Ratchaburi Electricity Generating Holding PCL	3,332,796	5,316,652
Sansiri PCL NVDR	10,967,139	638,961
Shin Corp. PCL NVDR	5,998,821	14,285,109
Thai Oil PCL NVDR	4,632,177	7,567,983
Thai Tap Water Supply PCL NVDR	6,143,277	1,836,923
Thai Vegetable Oil PCL NVDR	3,348,970	2,343,453
Tisco Financial Group PCL	2,858,189	3,590,358
Total Access Communication PCL NVDR	5,426,809	19,489,003

Total Thailand		214,985,422
Turkey – 2.4%
Adana Cimento Sanayii TAS Class A	228,409	412,144
Akcansa Cimento A.S.	268,832	1,388,647
Aksa Akrilik Kimya Sanayii*	356,890	1,137,804
Aksigorta A.S.	283,109	383,796
Arcelik A.S.	1,251,190	6,989,398
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	544,285	1,371,399
Celebi Hava Servisi A.S.	101,470	770,796
Cimsa Cimento Sanayi VE Tica	476,287	2,482,517
Dogus Otomotiv Servis VE Ticaret A.S.	968,779	3,573,142
Netas Telekomunikasyon A.S.	457,477	1,144,120
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	892,548	304,581
Tekfen Holding A.S.	984,660	2,246,233
Tofas Turk Otomobil Fabrikasi A.S.	1,704,533	9,681,225
Tupras Turkiye Petrol Rafinerileri A.S.	883,345	18,705,838
Turk Telekomunikasyon A.S.	14,406,363	40,070,054
Turk Traktor ve Ziraat Makineleri A.S.	129,220	3,322,317

Total Turkey		93,984,011
TOTAL COMMON STOCKS (Cost: $3,941,161,048)		3,870,345,892
WARRANTS – 0.0%
Thailand – 0.0%
BTS Group Holdings PCL expiring 11/01/18* (Cost: $0)	12,024,714	326,194
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Money Market Fund, 0.04%(b)
(Cost: $2,286,181)(c)	2,286,181	2,286,181
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $3,943,447,229)		3,872,958,267
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		15,895,938

NET ASSETS – 100.0%		$3,888,854,205

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2014 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2014.

(c)	At March 31, 2014, the total market value of the Fund’s securities on loan was $2,079,082 and the total market value of the collateral held by the Fund was $2,286,181.

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.3%
Brazil – 7.6%
Abril Educacao S.A.*	26,260	$323,522
AES Tiete S.A.	1,588,400	11,121,968
Aliansce Shopping Centers S.A.	353,003	2,795,552
Arezzo & Co.	87,633	1,067,985
Autometal S.A.	422,309	3,013,151
Brasil Brokers Participacoes S.A.	1,282,850	2,899,417
Brasil Insurance Participacoes e Administracao S.A.	621,998	3,145,135
Cia de Locacao das Americas	122,700	187,598
Cia Paranaense de Energia	237,800	2,296,327
Diagnosticos da America S.A.	382,312	2,566,819
Direcional Engenharia S.A.	428,569	1,901,164
Equatorial Energia S.A.	416,007	3,770,150
Estacio Participacoes S.A.	119,724	1,212,892
Eternit S.A.	571,996	2,116,626
Even Construtora e Incorporadora S.A.	681,960	2,296,874
Fleury S.A.	343,000	2,930,662
Grendene S.A.	1,579,260	10,862,005
Helbor Empreendimentos S.A.	1,124,660	3,952,384
Iochpe-Maxion S.A.	132,925	1,325,421
JHSF Participacoes S.A.	1,714,370	3,023,795
Light S.A.	1,950,700	16,209,007
Lojas Americanas S.A.	227,009	1,432,576
LPS Brasil Consultoria de Imoveis S.A.	464,734	2,656,800
Magnesita Refratarios S.A.	463,200	1,030,474
Mahle-Metal Leve S.A. Industria e Comercio	659,900	6,960,168
Marisa Lojas S.A.	417,232	2,847,495
Mills Estruturas e Servicos de Engenharia S.A.	64,670	802,464
MRV Engenharia e Participacoes S.A.	1,717,833	6,158,772
Oi S.A.	6,482,800	9,279,612
Rodobens Negocios Imobiliarios S.A.	231,600	1,211,114
Santos Brasil Participacoes S.A.	616,480	4,576,131
Sao Martinho S.A.	186,945	2,568,267
SLC Agricola S.A.	121,934	950,507
Sonae Sierra Brasil S.A.	262,773	2,196,277
Sul America S.A.	886,831	5,954,128
Technos S.A.	147,123	977,995
Tegma Gestao Logistica	261,800	2,214,829
TPI – Triunfo Participacoes e Investimentos S.A.	391,344	1,465,480
UNICASA Industria de Moveis S.A.	562,400	959,557
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	255,995	3,970,674

Total Brazil		137,231,774
Chile – 3.4%
Besalco S.A.	1,068,098	1,020,021
CFR Pharmaceuticals S.A.	20,239,922	4,046,220
E-CL S.A.	3,767,820	5,044,216
Empresas Hites S.A.	1,082,928	646,839
Forus S.A.	599,012	2,650,601
Gasco S.A.	274,788	2,893,871
Investments	Shares	Value
Grupo Security S.A.	5,758,518	$2,049,369
Inversiones Aguas Metropolitanas S.A.	6,548,392	10,576,068
Inversiones La Construccion S.A.	511,758	6,875,848
Masisa S.A.	29,325,516	1,593,164
Parque Arauco S.A.	3,309,479	6,292,781
Ripley Corp. S.A.	4,494,228	2,796,387
Sigdo Koppers S.A.	3,454,164	5,745,023
Sociedad Matriz SAAM S.A.	20,011,791	1,718,702
Sonda S.A.	1,430,294	3,453,285
Vina Concha y Toro S.A.	2,312,802	4,744,952

Total Chile		62,147,347
China – 5.8%
Anhui Expressway Co., Ltd. Class H	1,431,666	736,407
AviChina Industry & Technology Co., Ltd. Class H	1,929,271	1,074,436
Baoye Group Co., Ltd. Class H	934,000	518,953
BBMG Corp. Class H	358,169	278,887
Beijing Capital Land Ltd. Class H	20,302,421	7,459,266
China Datang Corp. Renewable Power Co., Ltd. Class H	14,200,403	2,251,693
China Railway Construction Corp., Ltd. Class H	2,188,098	1,850,436
China Railway Group Ltd. Class H	6,947,801	3,233,389
China Southern Airlines Co., Ltd. Class H	4,936,000	1,603,537
China Suntien Green Energy Corp., Ltd. Class H	7,495,039	2,483,193
Chongqing Machinery & Electric Co., Ltd. Class H	5,976,855	793,621
CSR Corp., Ltd. Class H	4,437,139	3,729,529
Dalian Port PDA Co., Ltd. Class H	6,990,507	1,568,055
Datang International Power Generation Co., Ltd. Class H	14,537,049	5,303,543
Dongfang Electric Corp., Ltd. Class H	449,381	699,818
Guangshen Railway Co., Ltd. Class H	4,620,665	1,953,807
Guangzhou Automobile Group Co., Ltd. Class H	8,346,000	8,768,785
Hainan Meilan International Airport Co., Ltd. Class H	857,289	807,882
Harbin Electric Co., Ltd. Class H	3,184,071	1,801,983
Jiangsu Expressway Co., Ltd. Class H	7,003,933	7,981,742
Shanghai Electric Group Co., Ltd. Class H	6,852,000	2,429,145
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	18,187,587	4,618,966
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,130,300	2,570,370
Shenzhen Expressway Co., Ltd. Class H	6,369,697	2,882,234
Sichuan Expressway Co., Ltd. Class H	234,768	64,162
Sinotrans Ltd. Class H	7,427,000	3,734,061
Tong Ren Tang Technologies Co., Ltd. Class H	760,944	2,442,618
Travelsky Technology Ltd. Class H	7,500,788	6,652,712
Weichai Power Co., Ltd. Class H	297,769	1,126,655
Weiqiao Textile Co., Ltd. Class H	2,474,000	1,365,045
Yanzhou Coal Mining Co., Ltd. Class H	13,408,000	10,146,249
Zijin Mining Group Co., Ltd. Class H	38,612,000	8,213,148

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2014

Investments	Shares	Value
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	5,551,600	$3,864,696

Total China		105,009,023
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	1,242,174	1,687,384
Indonesia – 4.0%
PT AKR Corporindo Tbk	11,960,645	5,090,644
PT Alam Sutera Realty Tbk	13,815,877	723,631
PT Aneka Tambang Persero Tbk	33,100,974	3,307,184
PT Bank Bukopin Tbk	29,927,518	1,686,058
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	66,185,612	6,088,377
PT Bank Pembangunan Daerah Jawa Timur Tbk	93,004,000	3,888,812
PT Bank Tabungan Negara Persero Tbk	34,179,016	3,866,200
PT Berau Coal Energy Tbk*	87,866,893	1,291,705
PT Bumi Resources Tbk*	42,146,500	998,011
PT Ciputra Development Tbk	22,665,245	2,314,409
PT Harum Energy Tbk	17,983,963	3,459,063
PT Hexindo Adiperkasa Tbk	2,654,000	918,153
PT Holcim Indonesia Tbk	16,435,216	3,993,063
PT Indika Energy Tbk	26,807,639	1,380,499
PT Japfa Comfeed Indonesia Tbk	11,913,491	1,478,699
PT Krakatau Steel Persero Tbk*	32,297,299	1,464,182
PT Matahari Putra Prima Tbk	32,334,500	7,642,441
PT MNC Investama Tbk	33,672,198	1,016,687
PT Pembangunan Perumahan Persero Tbk	12,325,370	1,985,513
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	23,732,252	4,616,926
PT Ramayana Lestari Sentosa Tbk	27,089,328	3,314,627
PT Salim Ivomas Pratama Tbk	31,284,500	2,519,834
PT Sampoerna Agro	5,250,000	986,686
PT Summarecon Agung Tbk	30,963,972	2,902,873
PT Timah Persero Tbk	22,121,900	3,797,333
PT Wijaya Karya Persero Tbk	5,260,752	1,106,796

Total Indonesia		71,838,406
Malaysia – 9.3%
Aeon Co. M Bhd	850,013	3,743,129
Affin Holdings Bhd	6,695,695	7,935,183
Alliance Financial Group Bhd	6,975,547	9,420,353
Benalec Holdings Bhd	854,000	235,370
Berjaya Corp. Bhd	12,678,132	2,057,697
Berjaya Sports Toto Bhd	6,764,237	8,223,556
BIMB Holdings Bhd	4,718,528	6,256,692
Boustead Holdings Bhd	4,752,619	7,888,285
Carlsberg Brewery Malaysia Bhd	1,518,613	6,054,920
Dialog Group Bhd	5,990,176	6,585,433
DRB-Hicom Bhd	6,654,261	5,033,234
Dutch Lady Milk Industries Bhd	28,000	406,259
Eastern & Oriental Bhd	6,318,797	4,102,235
Fraser & Neave Holdings Bhd	314,900	1,737,712
Gas Malaysia Bhd	1,050,000	1,196,141
Genting Plantations Bhd	469,600	1,553,110
Investments	Shares	Value
Guinness Anchor Bhd	349,853	$1,508,477
HAP Seng Consolidated Bhd	13,168,192	12,137,883
Hartalega Holdings Bhd	1,752,572	3,676,349
JCY International Bhd	29,634,391	6,579,370
KPJ Healthcare Bhd	2,788,941	2,553,647
Kulim Malaysia Bhd*	2,790,931	2,871,697
Lafarge Malaysia Bhd	4,094,400	11,334,673
Mah Sing Group Bhd	7,125,956	4,757,184
Malaysia Airports Holdings Bhd	4,239,061	10,385,083
Malaysia Marine and Heavy Engineering Holdings Bhd	4,625,000	5,325,371
Malaysian Bulk Carriers Bhd	893,900	561,168
Malaysian Resources Corp. Bhd	5,671,443	2,848,313
MBM Resources Bhd	306,400	304,946
Media Prima Bhd	5,964,736	4,310,757
Mudajaya Group Bhd	1,856,665	1,535,139
Oriental Holdings Bhd	197,741	435,387
OSK Holdings Bhd	7,526,756	3,849,237
Padini Holdings Bhd	3,080,696	1,801,908
Parkson Holdings Bhd	5,059,073	4,647,747
Star Publications Malaysia Bhd	4,619,400	3,352,619
Sunway Bhd	1,095,700	1,016,681
Supermax Corp. Bhd	1,828,267	1,455,671
Syarikat Takaful Malaysia Bhd	94,700	346,262
Tan Chong Motor Holdings Bhd	177,800	301,097
Top Glove Corp. Bhd	1,600,490	2,426,099
United Plantations Bhd	148,368	1,140,419
UOA Development Bhd	3,130,680	2,080,409
WCT Holdings Bhd	4,952,426	3,291,001

Total Malaysia		169,263,903
Mexico – 1.1%
Alsea S.A.B de C.V.	961,600	3,500,412
Banregio Grupo Financiero S.A.B de C.V.	654,823	3,796,832
Corp. Inmobiliaria Vesta S.A.B de C.V.*	1,858,300	3,765,376
Grupo Aeroportuario del Centro Norte S.A.B de C.V.*	697,800	2,536,385
Grupo Herdez S.A.B de C.V.	974,337	2,894,917
Qualitas Controladora S.A.B de C.V.	919,500	2,525,520
TV Azteca S.A.B de C.V.	2,599,410	1,587,684

Total Mexico		20,607,126
Philippines – 2.3%
Atlas Consolidated Mining & Development*	1,708,700	532,671
Cebu Air, Inc.	260,960	279,029
First Philippine Holdings Corp.	945,856	1,529,146
Lopez Holdings Corp.	15,999,212	1,658,966
Manila Water Co., Inc.	4,762,145	2,537,970
Megaworld Corp.	43,195,046	4,035,840
Nickel Asia Corp.	4,045,983	1,784,581
Philex Mining Corp.	3,295,900	633,530
Philweb Corp.	1,944,200	221,104
Rizal Commercial Banking Corp.	1,267,784	1,328,707
Robinsons Land Corp.	8,318,760	4,062,456
Security Bank Corp.	1,234,704	2,918,466

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2014

Investments	Shares	Value
Semirara Mining Corp.	1,565,576	$14,313,439
Union Bank of Philippines	1,767,057	4,791,485
Vista Land & Lifescapes, Inc.	10,577,600	1,243,036

Total Philippines		41,870,426
Poland – 4.0%
Asseco Poland S.A.	444,258	6,903,394
Enea S.A.	1,526,437	8,083,336
Eurocash S.A.	157,481	2,084,353
Getin Holding S.A.	2,719,483	2,925,240
Grupa Azoty S.A.	136,033	2,723,902
Lubelski Wegiel Bogdanka S.A.	120,897	5,021,703
Synthos S.A.	11,868,984	19,170,134
Tauron Polska Energia S.A.	9,437,985	16,399,491
TVN S.A.	1,162,994	6,381,955
Warsaw Stock Exchange	261,897	3,406,551

Total Poland		73,100,059
Russia – 0.2%
LSR Group OJSC GDR*	1,423,171	3,913,720
South Africa – 9.2%
Adcock Ingram Holdings Ltd.	358,794	2,012,649
Advtech Ltd.	1,759,672	1,271,500
Aeci Ltd.	253,646	3,062,688
African Bank Investments Ltd.(a)	9,106,501	9,307,455
African Oxygen Ltd.	1,256,853	2,366,032
AVI Ltd.	1,533,997	8,244,692
Barloworld Ltd.	404,097	4,236,566
Blue Label Telecoms Ltd.	1,583,061	1,309,447
Capitec Bank Holdings Ltd.	267,071	4,938,753
Cashbuild Ltd.	170,289	2,201,894
City Lodge Hotels Ltd.	77,483	861,839
Clicks Group Ltd.	364,448	2,271,325
Coronation Fund Managers Ltd.	1,983,407	18,668,869
DRDGOLD Ltd.	1,250,669	470,878
Grindrod Ltd.	228,141	553,114
Hosken Consolidated Investments Ltd.	245,232	3,485,694
Investec Ltd.	1,018,147	8,212,627
Invicta Holdings Ltd.	38,753	424,821
JSE Ltd.	260,461	2,359,723
Lewis Group Ltd.	825,313	4,551,113
Metair Investments Ltd.	121,810	495,676
Mondi Ltd.	512,226	9,005,192
Mpact Ltd.	731,837	1,890,493
Nampak Ltd.	2,442,134	8,347,172
Oceana Group Ltd.	164,524	1,416,409
Omnia Holdings Ltd.	126,378	2,535,875
Pick n Pay Stores Ltd.	876,928	4,302,141
Pick’n Pay Holdings Ltd.	1,355,839	2,896,557
Pioneer Foods Ltd.	493,851	3,920,608
PPC Ltd.	2,357,901	6,555,018
PSG Group Ltd.	365,943	3,228,735
Raubex Group Ltd.	304,651	642,733
Resilient Property Income Fund Ltd.	962,380	5,200,818
Reunert Ltd.	863,178	5,293,355
Investments	Shares	Value
Santam Ltd.	322,006	$5,948,810
Spar Group Ltd. (The)	775,097	8,955,189
Sun International Ltd.	424,089	3,806,676
Tongaat Hulett Ltd.	421,070	4,551,026
Trencor Ltd.	631,484	3,908,538
Wilson Bayly Holmes-Ovcon Ltd.	201,619	2,641,506

Total South Africa		166,354,206
South Korea – 10.5%
BS Financial Group, Inc.	603,192	8,528,385
Bukwang Pharmaceutical Co., Ltd.	2,214	29,951
CJ CGV Co., Ltd.	39,800	1,944,290
Daeduck Electronics Co.	108,233	749,380
Daeduck GDS Co., Ltd.	46,398	719,214
Daewoong Pharmaceutical Co., Ltd.	56,036	3,690,285
Daishin Securities Co., Ltd.	295,624	2,480,081
Daum Communications Corp.	39,745	2,919,873
DGB Financial Group, Inc.	361,505	5,230,097
Dongkuk Steel Mill Co., Ltd.	16,696	195,279
Dongyang Mechatronics Corp.	212,375	2,045,041
Doosan Corp.	57,262	7,450,596
Eugene Corp.	262,533	871,863
Grand Korea Leisure Co., Ltd.	196,820	8,089,506
Green Cross Corp.	13,065	1,546,517
GS Engineering & Construction Corp.*	53,510	1,824,804
GS Home Shopping, Inc.	1,832	407,895
Hana Tour Service, Inc.	29,138	2,017,446
Handsome Co., Ltd.	94,512	2,344,043
Hankook Tire Co., Ltd.	70,400	1,392,193
Hanmi Semiconductor Co., Ltd.	47,630	588,411
Hansol Paper Co., Ltd.	130,236	1,480,441
Hanwha Chemical Corp.	209,250	3,803,831
Hanwha Corp.	151,323	4,563,360
Hite Jinro Co., Ltd.	313,107	6,912,504
Hitejinro Holdings Co., Ltd.	50,590	679,634
Hotel Shilla Co., Ltd.	54,896	4,440,364
Huchems Fine Chemical Corp.	149,281	3,022,223
Huvis Corp.	76,190	747,978
Hyosung Corp.	54,024	3,897,828
Hyundai Development Co.-Engineering & Construction	184,619	5,203,222
Hyundai Securities Co.*	555,730	3,372,649
iMarketKorea, Inc.	46,379	1,431,303
ISU Chemical Co., Ltd.	86,358	1,079,019
KEPCO Plant Service & Engineering Co., Ltd.	135,972	8,660,718
Kolon Corp.	14,617	288,371
Kolon Industries, Inc.	61,604	3,148,347
Korea Aerospace Industries Ltd.	73,027	2,329,153
Korea Investment Holdings Co., Ltd.	119,754	4,140,117
Korean Reinsurance Co.	303,711	2,938,816
LEENO Industrial, Inc.	17,353	484,179
LG Fashion Corp.	73,618	1,929,581
LG International Corp.	58,467	1,548,940
LIG Insurance Co., Ltd.	193,021	5,675,755
LS Corp.	44,163	3,165,613

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2014

Investments	Shares	Value
LS Industrial Systems Co., Ltd.	29,454	$1,859,466
Mando Corp.	22,690	2,877,683
Meritz Fire & Marine Insurance Co., Ltd.	497,550	6,941,254
Meritz Securities Co., Ltd.	1,302,920	2,790,791
Mirae Asset Securities Co., Ltd.	66,389	2,575,852
Moorim P&P Co., Ltd.	464,488	2,216,731
Nexen Tire Corp.	24,570	311,612
Nongshim Co., Ltd.	2,065	579,081
OCI Materials Co., Ltd.	46,098	1,598,024
Partron Co., Ltd.	93,929	1,164,792
Poongsan Corp.	65,787	1,575,996
S&T Dynamics Co., Ltd.	123,723	1,412,217
S&T Motiv Co., Ltd.	15,060	379,878
S1 Corp.	83,643	6,993,496
Samsung Fine Chemicals Co., Ltd.	46,554	2,138,654
SFA Engineering Corp.	41,609	1,717,991
Shinsegae Co., Ltd.	6,937	1,502,164
Silicon Works Co., Ltd.	38,619	832,642
Simm Tech Co., Ltd.*	62,874	372,123
SK Chemicals Co., Ltd.	39,387	2,327,439
SK Networks Co., Ltd.*	322,803	2,868,821
SKC Co., Ltd.	66,663	1,938,297
Soulbrain Co., Ltd.	9,243	333,007
Sungwoo Hitech Co., Ltd.	139,938	2,221,760
Taeyoung Engineering & Construction Co., Ltd.*	68,235	380,775
Tongyang Life Insurance	407,650	3,906,271
Woori Investment & Securities Co., Ltd.	515,697	4,277,894
Youngone Corp.	53,559	1,990,003

Total South Korea		190,093,810
Taiwan – 27.7%
Ability Enterprise Co., Ltd.	3,337,650	2,131,756
AcBel Polytech, Inc.	2,357,303	3,251,185
Accton Technology Corp.	2,805,633	1,566,235
Advancetek Enterprise Co., Ltd.	1,446,630	1,679,283
Advantech Co., Ltd.	1,911,610	12,397,766
ALI Corp.	1,400,980	1,515,879
Alpha Networks, Inc.	3,146,788	2,681,525
Altek Corp.	1,959,742	2,194,473
Ambassador Hotel (The)	708,000	663,768
AmTRAN Technology Co., Ltd.	5,428,950	3,467,468
Apex Biotechnology Corp.	672,791	1,508,961
AV Tech Corp.	737,036	2,033,036
BES Engineering Corp.	4,090,026	1,146,994
Capital Securities Corp.	13,416,723	4,934,481
Career Technology (MFG.) Co., Ltd.	461,000	510,162
Cheng Loong Corp.	2,818,000	1,290,899
Cheng Uei Precision Industry Co., Ltd.	1,536,820	3,255,066
Chicony Electronics Co., Ltd.	3,149,423	8,170,246
Chimei Materials Technology Corp.	1,552,000	1,786,310
China Petrochemical Development Corp.	20,847,675	8,625,916
China Steel Chemical Corp.	1,290,726	7,374,972
China Synthetic Rubber Corp.	2,719,257	2,535,979
Chin-Poon Industrial Co., Ltd.	1,219,650	2,218,820
Investments	Shares	Value
Chroma ATE, Inc.	1,242,132	$2,961,293
Chung Hsin Electric & Machinery Manufacturing Corp.	3,055,882	2,127,402
Cleanaway Co., Ltd.	439,161	2,682,340
Clevo Co.	422,000	834,230
Compeq Manufacturing Co., Ltd.	3,229,000	1,919,215
Coxon Precise Industrial Co., Ltd.	297,000	526,656
CSBC Corp. (Taiwan)	4,562,830	2,846,852
CTCI Corp.	1,934,190	2,899,459
Cyberlink Corp.	743,011	2,259,349
CyberTAN Technology, Inc.	1,570,000	1,665,249
Darfon Electronics Corp.	864,908	629,101
Depo Auto Parts Industries Co., Ltd.	752,646	2,928,776
D-Link Corp.	5,361,161	3,811,481
Eclat Textile Co., Ltd.	274,045	3,167,682
Elan Microelectronics Corp.	1,471,156	2,830,958
E-LIFE MALL Corp.	302,440	633,632
Elite Material Co., Ltd.	1,155,163	1,050,752
Epistar Corp.*	1,174,245	2,818,728
Eternal Chemical Co., Ltd.	3,789,066	3,956,729
Evergreen International Storage & Transport Corp.	3,648,361	2,426,051
Everlight Chemical Industrial Corp.	1,406,695	1,263,381
Everlight Electronics Co., Ltd.	1,649,165	4,180,791
Far Eastern Department Stores Co., Ltd.	4,338,903	3,825,615
Far Eastern International Bank	11,623,833	4,122,400
Farglory Land Development Co., Ltd.	6,223,640	10,606,910
Feng Hsin Iron & Steel Co.	2,638,950	4,436,885
Feng TAY Enterprise Co., Ltd.	668,000	1,956,674
Flexium Interconnect, Inc.	189,224	562,965
Flytech Technology Co., Ltd.	28,564	117,248
Forhouse Corp.	1,968,000	820,740
Formosa International Hotels Corp.	132,485	1,570,547
Formosan Rubber Group, Inc.	5,661,122	5,539,822
G Tech Optoelectronics Corp.	642,000	819,036
Genius Electronic Optical Co., Ltd.	49,000	145,620
Getac Technology Corp.	1,930,292	1,080,748
Giant Manufacturing Co., Ltd.	827,464	5,624,663
Global Mixed Mode Technology, Inc.	303,685	1,007,214
Global Unichip Corp.*	346,528	1,008,206
Goldsun Development & Construction Co., Ltd.	1,530,621	593,098
Grand Pacific Petrochemical	3,237,135	1,966,571
Grape King Bio Ltd.	771,988	3,333,599
Great China Metal Industry	1,152,694	1,472,450
Great Wall Enterprise Co., Ltd.	2,425,420	2,397,345
Hannstar Board Corp.	2,401,000	879,112
Hey Song Corp.	1,086,221	1,175,305
Hiwin Technologies Corp.	428,130	4,147,389
Holiday Entertainment Co., Ltd.	676,196	841,567
Holtek Semiconductor, Inc.	1,878,773	3,843,611
Holy Stone Enterprise Co., Ltd.	624,309	906,148
Huaku Development Co., Ltd.	2,332,296	5,713,465
Huang Hsiang Construction Co.	1,081,448	1,843,105

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2014

Investments	Shares	Value
Hung Poo Real Estate Development Corp.	1,784,122	$1,643,367
IEI Integration Corp.	1,690,623	3,331,003
Inventec Corp.	9,461,992	9,321,394
ITEQ Corp.	1,619,657	1,829,610
Jentech Precision Industrial Co., Ltd.	488,283	1,924,110
KEE TAI Properties Co., Ltd.	3,821,999	2,685,848
Kenda Rubber Industrial Co., Ltd.	1,373,516	3,274,518
Kerry TJ Logistics Co., Ltd.	302,860	412,234
King Slide Works Co., Ltd.	282,004	3,843,089
King Yuan Electronics Co., Ltd.	7,811,960	6,477,366
Kingdom Construction Co., Ltd.	2,082,187	2,160,647
Kinik Co.	449,495	1,428,819
Kinsus Interconnect Technology Corp.	1,147,368	4,257,535
LCY Chemical Corp.	4,364,612	5,088,046
Lealea Enterprise Co., Ltd.	4,047,958	1,448,904
Lingsen Precision Industries Ltd.	2,455,412	1,685,185
Lotes Co., Ltd.	357,233	1,249,333
Lumax International Corp., Ltd.	419,773	1,058,651
Makalot Industrial Co., Ltd.	1,090,615	6,052,506
Mercuries & Associates Ltd.	701,362	456,021
Merida Industry Co., Ltd.	1,043,041	6,918,784
Merry Electronics Co., Ltd.	994,759	5,438,876
Micro-Star International Co., Ltd.	3,523,877	3,483,087
Mitac Holdings Corp.*	1,972,596	1,833,165
Namchow Chemical Industrial Co., Ltd.	726,086	1,497,355
Nan Kang Rubber Tire Co., Ltd.*	900,954	1,094,665
Nuvoton Technology Corp.	100,632	100,459
OptoTech Corp.	2,721,518	1,420,972
Oriental Union Chemical Corp.	5,342,767	5,228,289
Phihong Technology Co., Ltd.	4,271,064	2,882,206
Powertech Technology, Inc.	3,093,240	4,677,570
Prince Housing & Development Corp.	6,419,690	3,119,987
Radiant Opto-Electronics Corp.	2,231,252	9,012,199
Radium Life Tech Co., Ltd.	1,710,953	1,474,838
Realtek Semiconductor Corp.	1,280,770	3,860,921
Rechi Precision Co., Ltd.	401,391	432,992
Richtek Technology Corp.	468,910	2,794,751
Ruentex Development Co., Ltd.	2,218,537	4,057,877
Ruentex Industries Ltd.	451,162	1,078,552
Sampo Corp.	1,557,000	646,779
Senao International Co., Ltd.	699,599	1,927,472
Sercomm Corp.	871,488	2,000,394
Shih Wei Navigation Co., Ltd.	1,026,309	694,260
Shin Zu Shing Co., Ltd.	456,580	1,106,497
Shinkong Synthetic Fibers Corp.	6,525,761	2,185,790
Sigurd Microelectronics Corp.	3,764,830	3,659,436
Silitech Technology Corp.	1,131,692	1,309,979
Sincere Navigation Corp.	4,626,546	4,253,946
Sonix Technology Co., Ltd.	435,205	757,437
Standard Foods Corp.	957,133	2,608,720
Syncmold Enterprise Corp.	451,220	780,865
Synnex Technology International Corp.	12,084,000	19,443,921
TA Chen Stainless Pipe Co., Ltd.*	1,963,100	937,956
Taiflex Scientific Co., Ltd.	742,974	1,407,753
Investments	Shares	Value
Tainan Spinning Co., Ltd.	5,533,581	$4,179,373
Taiwan Cogeneration Corp.	4,782,970	2,976,349
Taiwan Glass Industry Corp.	3,591,698	3,461,664
Taiwan Hon Chuan Enterprise Co., Ltd.	1,125,606	2,439,537
Taiwan PCB Techvest Co., Ltd.	421,302	563,765
Taiwan Prosperity Chemical Corp.	3,396,102	3,412,551
Taiwan Secom Co., Ltd.	1,298,931	3,331,303
Taiwan Surface Mounting Technology Co., Ltd.	431,025	639,054
Teco Electric and Machinery Co., Ltd.	6,874,683	7,664,247
Test Research, Inc.	1,064,115	1,726,206
Test-Rite International Co., Ltd.	1,988,888	1,443,377
Ton Yi Industrial Corp.	7,822,538	8,887,934
Tong Hsing Electronic Industries Ltd.	389,918	2,016,652
Tong Yang Industry Co., Ltd.	1,449,685	2,113,653
Topco Scientific Co., Ltd.	700,314	1,366,018
Transcend Information, Inc.	1,070,479	3,480,089
Tripod Technology Corp.	2,181,928	4,291,848
Tsann Kuen Enterprise Co., Ltd.	1,001,546	1,338,574
TSRC Corp.	4,652,773	6,951,849
Tung Ho Steel Enterprise Corp.	6,424,153	5,453,226
TXC Corp.	1,579,549	2,111,079
U-Ming Marine Transport Corp.	4,594,420	7,769,892
Unimicron Technology Corp.	8,877,141	7,141,941
Unitech Printed Circuit Board Corp.*	2,931,000	1,183,854
United Integrated Services Co., Ltd.	3,000,461	3,768,743
USI Corp.	4,051,678	2,621,067
Visual Photonics Epitaxy Co., Ltd.	315,000	302,561
Wah Lee Industrial Corp.	1,259,325	2,522,579
Wei Chuan Food Corp.	1,279,396	1,928,389
Wistron Corp.	13,617,200	11,201,407
Wistron NeWeb Corp.	2,000,343	4,506,150
Wowprime Corp.	81,392	1,181,357
WPG Holdings Co., Ltd.	9,212,759	11,117,934
WT Microelectronics Co., Ltd.	2,444,825	3,135,060
YC Co., Ltd.	1,562,049	1,172,082
YFY, Inc.	2,674,000	1,211,763
Young Optics, Inc.	88,759	185,665
YungShin Global Holding Corp.	449,000	805,037
Yungtay Engineering Co., Ltd.	1,197,790	3,437,709
Zinwell Corp.	2,784,186	3,263,950

Total Taiwan		501,781,769
Thailand – 8.6%
AEON Thana Sinsap (Thailand) PCL NVDR	133,571	360,279
Amata Corp. PCL	2,302,175	1,050,314
AP Thailand PCL	7,097,960	1,137,774
Bangchak Petroleum PCL	6,925,239	6,671,200
Bangkok Chain Hospital PCL NVDR	1,481,665	324,285
Bangkok Expressway PCL	5,284,505	5,375,729
Bangkok Life Assurance PCL NVDR	1,183,606	2,508,413
Bangkokland PCL NVDR	84,406,214	4,006,953
Bumrungrad Hospital PCL	1,753,065	5,201,372
Cal-Comp Electronics (Thailand) PCL NVDR	16,874,758	1,425,303
CH. Karnchang PCL NVDR	4,601,020	2,311,857

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2014

Investments	Shares	Value
Delta Electronics Thailand PCL	6,474,951	$11,776,267
Dynasty Ceramic PCL	1,527,021	2,471,289
Eastern Water Resources Development and Management PCL NVDR	2,845,848	1,000,082
Electricity Generating PCL	2,015,091	8,137,390
Esso Thailand PCL	4,996,472	939,534
Hana Microelectronics PCL	2,644,547	2,486,396
Hemaraj Land and Development PCL NVDR	27,377,223	2,633,074
Hemaraj Land and Development PCL	3,957,500	380,623
Jasmine International PCL	10,091,996	2,457,669
Khon Kaen Sugar Industry PCL NVDR	8,426,557	3,636,615
Kiatnakin Bank PCL NVDR	1,483,006	1,942,902
Kiatnakin Bank PCL	3,852,523	5,047,233
L.P.N Development PCL	3,025,902	1,492,430
L.P.N Development PCL NVDR	2,686,118	1,324,842
Major Cineplex Group PCL	4,409,169	2,568,844
MBK PCL NVDR	405,742	1,801,074
MCOT PCL	3,690,974	3,328,021
Precious Shipping PCL NVDR	708,410	616,911
Pruksa Real Estate PCL	6,225,441	3,895,698
Quality Houses PCL NVDR	46,752,852	4,352,454
Ratchaburi Electricity Generating Holding PCL	3,940,190	6,285,599
Ratchaburi Electricity Generating Holding PCL NVDR	712,500	1,136,618
Robinson Department Store PCL	940,433	1,529,218
Rojana Industrial Park PCL NVDR	58,465	12,436
Samart Corp. PCL	4,546,100	2,564,539
Samart Telcoms PCL NDVR	4,326,724	1,840,592
Sansiri PCL	67,406,418	3,927,193
SNC Former PCL NVDR	1,265,754	604,784
Somboon Advance Technology PCL NVDR	855,096	421,749
Sri Trang Agro-Industry PCL NVDR	6,084,060	2,869,486
Sriracha Construction PCL NVDR	726,444	800,566
Srithai Superware PCL NVDR	653,946	409,220
Supalai PCL	8,171,327	4,483,650
Thai Stanley Electric PCL NVDR	50,770	317,704
Thai Union Frozen Products PCL NVDR	4,041,305	8,564,726
Thai Vegetable Oil PCL	7,806,148	5,462,378
Thanachart Capital PCL	5,423,466	6,018,643
Thitikorn PCL NVDR	654,229	190,581
Ticon Industrial Connection PCL NVDR	6,452,315	3,421,079
Tisco Financial Group PCL	1,952,575	2,452,757
Tisco Financial Group PCL NVDR	3,025,757	3,800,851
TPI Polene PCL NVDR	1,553,461	531,548
TPI Polene PCL	729,098	249,476
TTW PCL	21,615,824	6,463,425

Total Thailand		157,021,645
Turkey – 4.5%
Akcansa Cimento A.S.	428,473	2,213,270
Aksa Akrilik Kimya Sanayii*	1,323,007	4,217,889
Aksigorta A.S.	397,050	538,260
Anadolu Cam Sanayii A.S.	151,307	118,828
Anadolu Hayat Emeklilik A.S.	636,690	1,392,908
Aselsan Elektronik Sanayi ve Ticaret A.S.	745,691	3,001,309
Aslan Cimento A.S.	35,474	439,445
Investments	Shares	Value
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	487,977	$1,281,989
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	969,890	2,443,767
Celebi Hava Servisi A.S.	29,842	226,689
Cimsa Cimento Sanayi ve Tica	1,186,099	6,182,219
Dogus Otomotiv Servis ve Ticaret A.S.	1,484,914	5,476,800
Konya Cimento Sanayii A.S.	19,918	2,174,109
Netas Telekomunikasyon A.S.	1,208,484	3,022,340
Otokar Otomotiv ve Savunma Sanayi A.S.	88,785	2,282,711
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,509,186	2,381,099
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	6,416,640	2,189,672
Soda Sanayii A.S.	1,279,011	1,751,824
TAV Havalimanlari Holding A.S.	774,319	6,225,826
Tekfen Holding A.S.	1,502,738	3,428,086
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	2,186,419	2,851,584
Trakya Cam Sanayii A.S.	2,097,786	2,069,151
Turk Traktor ve Ziraat Makineleri A.S.	405,640	10,429,226
Turkiye Sinai Kalkinma Bankasi A.S.	1,081,392	925,088
Turkiye Sise ve Cam Fabrikalari A.S.	2,514,460	2,726,976
Ulker Biskuvi Sanayi A.S.	1,614,559	11,358,972

Total Turkey		81,350,037
TOTAL COMMON STOCKS (Cost: $1,651,070,201)		1,783,270,635
EXCHANGE-TRADED FUNDS & NOTES – 1.2%
United States – 1.2%
iPath MSCI India Index ETN*	302,629	18,348,396
WisdomTree Emerging Markets Equity Income Fund(b)	85,320	4,186,652

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $20,644,323)		22,535,048
RIGHTS – 0.0%
Thailand – 0.0%
Samart Corp PCL expiring, 7/31/14*† (Cost: $0)	89,419	—
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Money Market Fund, 0.04%(c)
(Cost: $919,582)(d)	919,582	919,582
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $1,672,634,106)		1,806,725,265
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		7,601,270

NET ASSETS – 100.0%		$1,814,326,535

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2014 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2014.

(d)	At March 31, 2014, the total market value of the Fund’s securities on loan was $836,280 and the total market value of the collateral held by the Fund was $919,582.

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.7%
Bahrain – 2.0%
Ahli United Bank BSC	1,155,000	$902,343
Al-Salam Bank	331,841	193,341

Total Bahrain		1,095,684
Egypt – 11.0%
Commercial International Bank Egypt SAE	136,122	694,730
Eastern Tobacco	13,780	336,221
Juhayna Food Industries	42,257	78,237
Orascom Telecom Media And Technology Holding SAE	12,303,220	2,207,268
Sidi Kerir Petrochemcials Co.	278,578	782,863
Telecom Egypt Co.	746,562	1,806,548

Total Egypt		5,905,867
Jordan – 2.3%
Arab Bank PLC	86,730	1,111,515
Jordan Phosphate Mines	11,089	98,760

Total Jordan		1,210,275
Kuwait – 15.1%
Agility Public Warehousing Co. KSC	197,463	532,925
Ahli United Bank	116,565	310,454
Aviation Lease And Finance Co. KSCC	30,525	27,100
Burgan Bank SAK	111,842	222,413
Commercial Real Estate Co. KSCC	320,000	107,955
Ikarus Petroleum Industries KSCC	360,000	235,227
KGL Logistics Co. KSCC	99,500	64,308
Kuwait Finance House	142,173	459,437
Kuwait Financial Center*	60,000	33,239
Kuwait Food Co. (Americana)*	52,500	473,544
Kuwait International Bank	170,000	181,108
Kuwait Projects Co. Holdings KSC	223,078	562,448
Mabanee Co. SAKC	51,339	204,189
Mobile Telecommunications Co. KSC	1,201,177	2,857,914
National Bank of Kuwait	516,787	1,816,829

Total Kuwait		8,089,090
Morocco – 7.5%
Attijariwafa Bank	20,180	774,296
Banque Marocaine du Commerce Exterieur	8,886	227,883
Maroc Telecom S.A.	246,322	3,022,467

Total Morocco		4,024,646
Oman – 3.7%
Ahli Bank SAOG	169,750	81,127
Al Anwar Ceramic Tile Co.	84,782	131,247
Bank Sohar	140,542	81,770
BankMuscat SAOG	328,874	543,283
National Bank of Oman SAOG	368,374	278,433
Oman Telecommunications Co. SAOG	228,213	889,142

Total Oman		2,005,002
Qatar – 30.9%
Al Khaliji	42,509	255,667
Barwa Real Estate Co.	58,378	584,381
Investments	Shares	Value
Commercial Bank of Qatar QSC (The)	66,110	$1,161,975
Doha Bank QSC	64,059	1,087,222
Gulf International Services OSC	16,547	356,729
Industries Qatar QSC	75,610	3,870,568
Masraf Al Rayan	70,212	765,511
Mazaya Qatar Real Estate Development QSC*	13,347	52,600
National Leasing	7,073	56,817
Ooredoo QSC	34,641	1,310,008
Qatar Electricity & Water Co.	13,922	657,627
Qatar Fuel Co.	6,891	467,254
Qatar Gas Transport Co. Nakilat	84,178	465,825
Qatar Insurance Co.	11,144	198,626
Qatar International Islamic Bank	24,028	475,116
Qatar Islamic Bank	33,646	679,157
Qatar National Bank SAQ	72,077	3,713,461
Qatari Investors’ Group	12,575	188,215
United Development Co.	39,652	226,396
Widam Food Co.	2,829	38,847

Total Qatar		16,612,002
United Arab Emirates – 26.2%
Abu Dhabi Commercial Bank PJSC	1,022,612	2,032,417
Aldar Properties PJSC*	679,986	638,702
Aramex PJSC	110,765	99,517
DP World Ltd.	39,407	705,385
Dubai Investments PJSC	545,283	561,168
Dubai Islamic Bank PJSC	650,049	1,086,660
Emaar Properties PJSC	410,054	1,110,819
Emirates NBD PJSC	977,028	2,197,182
First Gulf Bank PJSC	741,667	3,291,361
Gulf Cement Co. PSC	80,000	35,795
National Bank of Abu Dhabi PJSC	459,583	1,701,696
National Central Cooling Co. PJSC	14,858	8,819
RAK Properties PJSC	490,711	148,295
Union National Bank PJSC*	224,767	428,361

Total United Arab Emirates		14,046,177
TOTAL COMMON STOCKS (Cost: $44,024,128)		52,988,743
CONVERTIBLE BOND – 0.0%
Oman – 0.0%
BankMuscat SAOG, 4.50%, expiring 3/20/17
(Cost: $12,813)	49,331	12,813
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $44,036,941)		53,001,556
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		715,555

NET ASSETS – 100.0%		$53,717,111
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.6%
Austria – 1.0%
Andritz AG	49,314	$3,048,660
Lenzing AG	12,413	684,328
RHI AG	9,499	305,764
Vienna Insurance Group AG Wiener Versicherung Gruppe	137,389	6,777,063

Total Austria		10,815,815
Belgium – 7.5%
Anheuser-Busch InBev N.V.	576,842	60,501,953
Delhaize Group S.A.	50,812	3,715,177
NV Bekaert S.A.	33,479	1,365,354
Solvay S.A.	44,091	6,924,560
UCB S.A.	83,726	6,706,776

Total Belgium		79,213,820
Finland – 3.0%
Amer Sports Oyj	54,388	1,155,887
Cargotec Oyj Class B	36,772	1,583,781
Huhtamaki Oyj	68,753	1,885,700
Kemira Oyj	123,774	1,804,858
Kone Oyj Class B	253,342	10,628,689
Konecranes Oyj	50,618	1,613,647
Metso Oyj	180,339	5,898,143
Outotec Oyj*	118,867	1,317,180
Wartsila Oyj Abp	102,373	5,563,397

Total Finland		31,451,282
France – 22.9%
Alstom S.A.	149,867	4,093,903
Arkema S.A.	22,213	2,516,558
Bourbon S.A.	30,515	1,003,066
Casino Guichard Perrachon S.A.	67,556	8,042,758
Christian Dior S.A.	45,235	8,712,730
Cie Generale des Etablissements Michelin	92,787	11,609,277
Dassault Systemes S.A.	17,217	2,017,942
Edenred	108,148	3,394,726
Essilor International S.A.	32,733	3,302,363
Etablissements Maurel et Prom	45,579	701,691
Havas S.A.	132,383	991,470
Hermes International	15,710	5,231,196
Ingenico	8,638	808,252
IPSOS	14,694	596,421
Kering	43,262	8,827,605
Lafarge S.A.	43,957	3,435,097
Legrand S.A.	106,145	6,597,141
L’Oreal S.A.	161,987	26,724,044
LVMH Moet Hennessy Louis Vuitton S.A.	169,987	30,913,841
Neopost S.A.	37,987	3,001,021
Pernod Ricard S.A.	69,826	8,132,082
Publicis Groupe S.A.	48,498	4,383,521
Rallye S.A.	44,999	2,102,473
Remy Cointreau S.A.	10,134	813,588
Rubis	19,951	1,436,742
Safran S.A.	141,800	9,828,466
Investments	Shares	Value
Sanofi	404,687	$42,211,253
Schneider Electric S.A.	269,076	23,864,447
SEB S.A.	15,344	1,324,702
Societe BIC S.A.	22,869	3,005,355
Sodexo	55,694	5,843,756
Technip S.A.	30,134	3,111,175
Teleperformance	13,921	807,469
Vallourec S.A.	35,528	1,929,523
Zodiac Aerospace	46,664	1,649,670

Total France		242,965,324
Germany – 26.2%
Adidas AG	40,627	4,397,780
Bayer AG	228,438	30,911,440
Bayerische Motoren Werke AG	264,648	33,418,486
Brenntag AG	11,274	2,092,244
Daimler AG	585,226	55,323,835
Duerr AG	6,016	464,327
E.ON SE	2,071,044	40,504,156
Fresenius Medical Care AG & Co. KGaA	51,224	3,575,862
Fresenius SE & Co. KGaA	23,768	3,721,336
GEA Group AG	41,673	1,905,720
HeidelbergCement AG	20,220	1,733,681
Henkel AG & Co. KGaA	46,893	4,714,777
Hochtief AG	17,748	1,611,991
Infineon Technologies AG	237,639	2,837,029
K+S AG	110,494	3,631,315
Krones AG	3,359	320,920
LANXESS AG	19,412	1,464,813
Linde AG	42,196	8,444,341
MAN SE	19,883	2,534,846
Merck KGaA	36,173	6,094,825
MTU Aero Engines AG	9,364	870,634
Norma Group SE	6,718	356,151
SAP AG	224,946	18,217,464
Siemens AG	343,341	46,232,576
Software AG	19,544	708,161
Symrise AG	25,546	1,276,670
Wacker Chemie AG	6,022	735,613

Total Germany		278,100,993
Ireland – 1.4%
CRH PLC	523,202	14,562,674
Glanbia PLC	34,998	537,349

Total Ireland		15,100,023
Italy – 1.9%
Luxottica Group SpA	145,739	8,432,301
Parmalat SpA	853,984	2,944,862
Pirelli & C. SpA	339,563	5,335,229
Salini Impregilo SpA	334,772	2,043,999
Salvatore Ferragamo SpA	65,706	1,935,251

Total Italy		20,691,642
Netherlands – 17.5%
Aegon N.V.	1,859,398	17,075,366

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Europe Hedged Fund (HEDJ)

March 31, 2014

Investments	Shares	Value
Airbus Group N.V.	210,888	$15,111,221
Akzo Nobel N.V.	132,089	10,782,917
Arcadis N.V.	26,686	1,026,713
ASM International N.V.	18,432	740,142
ASML Holding N.V.	65,767	6,093,952
Brunel International N.V.	8,638	605,743
Corbion N.V.	41,089	970,087
Fugro N.V.	62,514	3,845,747
Gemalto N.V.	7,867	916,641
Heineken Holding N.V.	97,817	6,318,163
Heineken N.V.	177,817	12,381,250
Koninklijke Ahold N.V.	639,373	12,848,123
Koninklijke BAM Groep N.V.	136,302	817,183
Koninklijke Boskalis Westminster N.V.	82,598	4,550,211
Koninklijke DSM N.V.	91,755	6,299,669
Koninklijke Philips N.V.	593,291	20,855,517
Reed Elsevier N.V.	465,935	10,072,510
STMicroelectronics N.V.	683,834	6,333,559
Unilever N.V.	1,009,688	41,518,447
Wolters Kluwer N.V.	216,393	6,108,028

Total Netherlands		185,271,189
Portugal – 1.1%
Jeronimo Martins, SGPS, S.A.	217,752	3,655,420
Portugal Telecom, SGPS, S.A.	1,763,899	7,504,784

Total Portugal		11,160,204
Spain – 17.1%
Abengoa S.A. Class B	423,259	1,968,245
Acerinox S.A.	141,988	2,281,803
ACS Actividades de Construccion y Servicios, S.A.	354,863	13,946,395
Banco Bilbao Vizcaya Argentaria S.A.	6,998,664	84,093,005
Banco Santander S.A.	5,437,264	51,865,329
Duro Felguera S.A.	422,958	2,897,220
Mapfre S.A.	3,605,243	15,204,909
Obrascon Huarte Lain S.A.	83,785	3,643,288
Prosegur Cia de Seguridad S.A.	388,861	2,502,875
Tecnicas Reunidas S.A.	54,049	3,054,586

Total Spain		181,457,655
TOTAL COMMON STOCKS (Cost: $965,284,076)		1,056,227,947
RIGHTS – 0.2%
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria S.A., expiring 5/14/14*
(Cost: $1,588,733)	6,861,416	1,607,646
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $966,872,809)		1,057,835,593
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		2,483,891

NET ASSETS – 100.0%		$1,060,319,484
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Schedule of Investments

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2014

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 11.8%
AGL Energy Ltd.	1,812	$25,494
Amcor Ltd.	2,794	26,906
AMP Ltd.	7,240	33,418
Australia & New Zealand Banking Group Ltd.	8,447	258,830
BHP Billiton Ltd.	9,409	318,045
Coca-Cola Amatil Ltd.	2,575	26,325
Commonwealth Bank of Australia	4,877	350,048
CSL Ltd.	474	30,560
Insurance Australia Group Ltd.	5,076	26,205
Macquarie Group Ltd.	685	36,779
National Australia Bank Ltd.	8,056	264,769
Origin Energy Ltd.	3,355	44,436
QBE Insurance Group Ltd.	1,752	20,818
Rio Tinto Ltd.	1,016	59,844
Suncorp Group Ltd.	2,753	32,839
Telstra Corp., Ltd.	60,525	284,976
Wesfarmers Ltd.	4,059	154,960
Westpac Banking Corp.	10,303	330,025
Woodside Petroleum Ltd.	2,520	91,138
Woolworths Ltd.	3,933	130,210

Total Australia		2,546,625
Brazil – 11.6%
Ambev S.A.	44,796	336,491
Banco Bradesco S.A.	6,539	97,397
Banco do Brasil S.A.	25,300	255,635
Banco Santander Brasil S.A.	20,200	112,526
BM&F Bovespa S.A.	9,800	48,859
CCR S.A.	9,700	74,883
Cia Energetica de Minas Gerais	8,501	59,147
Cia Siderurgica Nacional S.A.	21,300	92,884
Cielo S.A.	4,032	129,206
CPFL Energia S.A.	8,600	70,888
Itau Unibanco Holding S.A.	10,162	143,795
Natura Cosmeticos S.A.	2,900	48,991
Petroleo Brasileiro S.A.	20,200	133,921
Souza Cruz S.A.	9,600	87,640
Telefonica Brasil S.A.	2,700	49,657
Tim Participacoes S.A.	14,700	77,197
Tractebel Energia S.A.	7,200	111,996
Transmissora Alianca de Energia Eletrica S.A.	3,800	32,417
Ultrapar Participacoes S.A.	2,000	48,668
Vale S.A.	34,700	483,170

Total Brazil		2,495,368
Canada – 11.5%
Bank of Montreal	2,300	154,118
Bank of Nova Scotia	3,500	203,040
Barrick Gold Corp.	4,618	82,339
BCE, Inc.	4,200	181,204
Canadian Imperial Bank of Commerce	1,492	128,755
Cenovus Energy, Inc.	2,422	70,153
Crescent Point Energy Corp.	2,800	102,360
Investments	Shares	Value

Enbridge, Inc.	2,200	$100,079
Great-West Lifeco, Inc.	3,000	82,818
Husky Energy, Inc.	4,300	129,185
Manulife Financial Corp.	4,274	82,556
Potash Corp. of Saskatchewan, Inc.	1,900	68,839
Power Financial Corp.	2,400	74,430
Rogers Communications, Inc. Class B	1,900	78,858
Royal Bank of Canada	4,200	277,362
Sun Life Financial, Inc.	2,100	72,832
Suncor Energy, Inc.	2,998	104,872
Thomson Reuters Corp.	3,400	116,409
Toronto-Dominion Bank (The)	5,148	241,740
TransCanada Corp.	2,800	127,474

Total Canada		2,479,423
Chile – 9.7%
AES Gener S.A.	138,054	75,156
Aguas Andinas S.A. Class A	232,410	143,458
Antarchile S.A.	4,626	61,317
Banco de Chile	2,155,129	270,007
Banco de Credito e Inversiones	1,521	87,075
Banco Santander Chile	3,836,347	223,602
CAP S.A.	2,985	48,114
Cencosud S.A.	16,517	54,436
Cia Cervecerias Unidas S.A.	5,744	64,176
Corpbanca	5,936,170	69,511
Empresa Nacional de Electricidad S.A.	112,106	161,344
Empresas COPEC S.A.	9,716	126,405
Enersis S.A.	815,136	252,249
ENTEL Chile S.A.	7,419	90,293
Inversiones Aguas Metropolitanas S.A.	44,152	71,308
Inversiones La Construccion S.A.	3,190	42,860
Quinenco S.A.	36,775	79,461
SACI Falabella	18,627	163,217

Total Chile		2,083,989
New Zealand – 15.0%
Air New Zealand Ltd.	94,326	167,386
Auckland International Airport Ltd.	125,218	413,986
Contact Energy Ltd.	38,100	175,886
Ebos Group Ltd.	2,988	26,577
Fisher & Paykel Healthcare Corp., Ltd.	45,268	166,945
Fletcher Building Ltd.	56,977	470,686
Freightways Ltd.	13,746	57,732
Infratil Ltd.	59,309	116,312
Kathmandu Holdings Ltd.	18,952	63,315
Mainfreight Ltd.	5,887	67,687
Michael Hill International Ltd.	20,210	23,851
Nuplex Industries Ltd.	24,531	73,652
PGG Wrightson Ltd.	128,116	45,581
Ryman Healthcare Ltd.	13,214	100,331
SKY Network Television Ltd.	38,854	210,722
SKYCITY Entertainment Group Ltd.	49,005	167,120
Telecom Corp. of New Zealand Ltd.	350,759	742,665
Tower Ltd.	15,365	20,933

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2014

Investments	Shares	Value

Trade Me Ltd.	30,020	$106,023

Total New Zealand		3,217,390
Norway – 14.6%
Aker ASA Class A	1,024	33,095
Aker Solutions ASA	3,878	60,401
Atea ASA	2,842	31,211
DNB ASA	7,940	138,057
Fred Olsen Energy ASA	1,624	54,250
Gjensidige Forsikring ASA	8,119	165,172
Kongsberg Gruppen ASA	1,216	27,724
Leroey Seafood Group ASA	735	23,878
Marine Harvest ASA	1,915	21,686
Norsk Hydro ASA	18,935	94,405
Orkla ASA	16,048	136,837
Petroleum Geo-Services ASA	1,363	16,596
Schibsted ASA	454	28,179
SpareBank 1 SR Bank ASA	1,612	16,357
Statoil ASA	51,961	1,466,734
Telenor ASA	24,087	533,876
TGS Nopec Geophysical Co. ASA	1,334	43,739
Veidekke ASA	2,389	24,740
Wilh. Wilhelmsen ASA Class B	2,777	26,323
Yara International ASA	4,529	200,161

Total Norway		3,143,421
Russia – 12.4%
Gazprom Neft JSC ADR	5,025	103,515
Gazprom OAO ADR	80,469	619,902
Lukoil OAO ADR	5,119	284,439
Magnit OJSC GDR	490	26,852
MegaFon OAO GDR	4,862	136,865
MMC Norilsk Nickel OJSC ADR	18,456	306,923
Mobile Telesystems OJSC ADR	6,300	110,187
NovaTek OAO Reg S GDR	716	78,760
Novolipetsk Steel OJSC Reg S GDR	1,077	13,613
Phosagro OAO Reg S GDR	2,927	32,636
Rosneft Oil Co. Reg S GDR	73,497	489,417
Rostelecom OJSC ADR	1,546	22,170
RushHydro JSC ADR	7,033	10,676
Sberbank of Russia ADR	13,142	127,758
Severstal OAO Reg S GDR	3,237	24,504
Sistema JSFC Reg S GDR	1,923	43,287
Surgutneftegas OJSC ADR	9,152	67,450
Tatneft ADR	2,045	70,062
Uralkali OJSC Reg S GDR	2,791	66,231
VTB Bank OJSC Reg S GDR	13,307	29,262

Total Russia		2,664,509
South Africa – 12.7%
Barclays Africa Group Ltd.	7,308	103,527
Bidvest Group Ltd.	2,994	79,252
Exxaro Resources Ltd.	3,672	48,877
FirstRand Ltd.	49,396	169,539
Imperial Holdings Ltd.	2,326	41,686
Kumba Iron Ore Ltd.	6,354	228,355
Investments	Shares	Value

Liberty Holdings Ltd.	2,633	$31,129
MMI Holdings Ltd.	18,286	42,769
MTN Group Ltd.	26,360	540,212
Nedbank Group Ltd.	4,768	101,562
RMB Holdings Ltd.	12,138	55,347
Sanlam Ltd.	17,128	93,702
Sasol Ltd.	7,740	433,858
Shoprite Holdings Ltd.	2,955	44,727
Standard Bank Group Ltd.	14,239	187,906
Tiger Brands Ltd.	1,748	45,249
Truworths International Ltd.	6,127	45,000
Vodacom Group Ltd.	31,878	393,978
Woolworths Holdings Ltd.	7,770	54,209

Total South Africa		2,740,884
TOTAL COMMON STOCKS (Cost: $20,872,428)		21,371,609
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Global Natural Resources Fund(a) (Cost: $10,733)	519	11,058
RIGHTS – 0.0%
Chile – 0.0%
AES Gener S.A., expiring 5/30/14* (Cost: $0)	5,735	467
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $20,883,161)		21,383,134
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		139,003

NET ASSETS – 100.0%		$21,522,137

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Schedule of Investments

WisdomTree Global Natural Resources Fund (GNAT)

March 31, 2014

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 5.2%
BHP Billiton Ltd.	11,441	$386,731
Rio Tinto Ltd.	5,913	348,284
Woodside Petroleum Ltd.	11,942	431,891

Total Australia		1,166,906
Brazil – 2.6%
Petroleo Brasileiro S.A.	14,500	96,131
Vale S.A.	35,200	490,133

Total Brazil		586,264
Canada – 11.0%
Agrium, Inc.	1,336	130,399
Cameco Corp.	6,220	142,630
Canadian Natural Resources Ltd.	3,700	142,033
Crescent Point Energy Corp.	14,508	530,372
Encana Corp.	17,313	370,337
First Quantum Minerals Ltd.	4,146	76,741
Husky Energy, Inc.	10,700	321,461
Imperial Oil Ltd.	2,186	101,957
Potash Corp. of Saskatchewan, Inc.	3,423	124,019
Silver Wheaton Corp.	5,892	133,881
Suncor Energy, Inc.	4,509	157,728
Teck Resources Ltd. Class B	10,643	230,072

Total Canada		2,461,630
China – 1.4%
China Shenhua Energy Co., Ltd. Class H	111,500	321,978
France – 3.2%
Technip S.A.	1,273	131,430
Total S.A.	8,778	575,878

Total France		707,308
Germany – 1.2%
K+S AG	7,833	257,427
Hong Kong – 1.0%
CNOOC Ltd.	143,618	215,879
Indonesia – 0.2%
PT Charoen Pokphand Indonesia Tbk	128,100	45,049
Israel – 1.8%
Israel Chemicals Ltd.	46,494	406,172
Italy – 2.4%
Eni SpA	21,489	539,329
Japan – 1.1%
Sumitomo Metal Mining Co., Ltd.	20,000	251,687
Malaysia – 2.4%
Felda Global Ventures Holdings Bhd	64,000	91,134
IOI Corp. Bhd	129,300	190,060
Kuala Lumpur Kepong Bhd	32,900	243,816

Total Malaysia		525,010
Mexico – 1.5%
Grupo Mexico S.A.B. de C.V. Series B	71,507	225,940
Industrias Penoles S.A.B de C.V.	4,460	116,620

Total Mexico		342,560
Investments	Shares	Value

Netherlands – 1.5%
Fugro N.V.	5,598	$344,379
Norway – 3.8%
Statoil ASA	17,199	485,486
Yara International ASA	8,073	356,790

Total Norway		842,276
Poland – 5.0%
KGHM Polska Miedz S.A.	31,229	1,125,584
Russia – 11.9%
Gazprom OAO ADR	53,497	411,927
Lukoil OAO ADR	6,035	335,305
MMC Norilsk Nickel OJSC ADR	42,997	715,040
NovaTek OAO Reg S GDR	1,252	137,720
Novolipetsk Steel OJSC Reg S GDR	7,663	96,861
Phosagro OAO GDR	32,208	359,119
Rosneft Oil Co. Reg S GDR	62,002	412,871
Uralkali OJSC Reg S GDR	8,014	190,172

Total Russia		2,659,015
Singapore – 0.5%
Wilmar International Ltd.	43,000	118,309
South Africa – 4.7%
Assore Ltd.	3,411	132,316
Exxaro Resources Ltd.	16,022	213,263
Kumba Iron Ore Ltd.	9,322	335,021
Sasol Ltd.	6,469	362,613

Total South Africa		1,043,213
South Korea – 0.6%
Korea Zinc Co., Ltd.	441	136,926
Spain – 1.1%
Repsol S.A.	9,521	243,091
Switzerland – 1.1%
Syngenta AG	462	174,842
Transocean Ltd.	1,649	67,987

Total Switzerland		242,829
Thailand – 2.2%
PTT Exploration & Production PCL	51,541	249,443
PTT PCL NVDR	27,200	250,703

Total Thailand		500,146
United Kingdom – 14.1%
Anglo American PLC	13,212	336,233
Antofagasta PLC	7,971	111,028
BG Group PLC	5,989	111,578
BHP Billiton PLC	10,978	337,488
BP PLC	57,388	459,237
Fresnillo PLC	16,573	233,056
Rio Tinto PLC	6,993	389,099
Royal Dutch Shell PLC Class A	11,976	437,451
Royal Dutch Shell PLC Class B	10,676	416,574
Tullow Oil PLC	5,744	71,677
Vedanta Resources PLC	17,357	261,009

Total United Kingdom		3,164,430

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

March 31, 2014

Investments	Shares	Value

United States – 17.4%
Anadarko Petroleum Corp.	347	$29,412
Apache Corp.	749	62,130
Archer-Daniels-Midland Co.	5,083	220,551
Baker Hughes, Inc.	2,126	138,233
Cabot Oil & Gas Corp.	214	7,250
CF Industries Holdings, Inc.	333	86,793
Chesapeake Energy Corp.	5,648	144,702
Chevron Corp.	1,846	219,508
ConocoPhillips	5,356	376,795
CONSOL Energy, Inc.	3,426	136,869
Devon Energy Corp.	1,967	131,651
Diamond Offshore Drilling, Inc.	5,598	272,958
EOG Resources, Inc.	296	58,066
Exxon Mobil Corp.	2,126	207,668
Freeport-McMoRan Copper & Gold, Inc.	8,962	296,373
Halliburton Co.	1,724	101,526
Helmerich & Payne, Inc.	806	86,693
Ingredion, Inc.	1,715	116,757
Marathon Oil Corp.	4,351	154,548
Monsanto Co.	967	110,016
Mosaic Co. (The)	2,059	102,950
National Oilwell Varco, Inc.	936	72,886
Noble Energy, Inc.	1,133	80,488
Occidental Petroleum Corp.	2,050	195,345
Oceaneering International, Inc.	1,021	73,369
Peabody Energy Corp.	7,701	125,834
Pioneer Natural Resources Co.	19	3,556
Southern Copper Corp.	9,712	282,716

Total United States		3,895,643
TOTAL COMMON STOCKS (Cost: $24,732,811)		22,143,040
EXCHANGE-TRADED FUNDS & NOTES – 0.8%
United States – 0.8%
iPath MSCI India Index ETN*	2,073	125,686
WisdomTree Global Equity Income Fund(a)	1,182	56,133

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $164,033)		181,819
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $24,896,844)		22,324,859
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		57,991

NET ASSETS – 100.0%		$22,382,850

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Schedule of Investments

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.8%
Australia – 2.4%
AGL Energy Ltd.	32,382	$455,601
Envestra Ltd.	262,420	273,627

Total Australia		729,228
Austria – 0.9%
Verbund AG	12,777	262,916
Brazil – 11.1%
Centrais Eletricas Brasileiras S.A.	238,000	696,122
Cia de Saneamento Basico do Estado de Sao Paulo	6,000	56,105
Cia de Saneamento de Minas Gerais-COPASA	12,100	194,812
CPFL Energia S.A.	40,400	333,011
EDP-Energias do Brasil S.A.	77,200	352,387
Equatorial Energia S.A.	6,488	58,799
Light S.A.	99,200	824,285
Tractebel Energia S.A.	29,500	458,874
Transmissora Alianca de Energia Eletrica S.A.	46,400	395,834

Total Brazil		3,370,229
Canada – 8.4%
Algonquin Power & Utilities Corp.	35,400	250,165
Atco Ltd. Class I	2,406	115,771
Canadian Utilities Ltd. Class A	4,886	182,071
Capital Power Corp.	16,451	383,348
Emera, Inc.	8,336	259,879
Fortis, Inc.	8,397	239,795
Northland Power, Inc.	18,964	298,957
Superior Plus Corp.	28,500	314,501
TransAlta Corp.	41,692	485,006

Total Canada		2,529,493
Chile – 5.4%
AES Gener S.A.	266,117	144,873
Aguas Andinas S.A. Class A	546,576	337,380
Cia General de Electricidad S.A.	25,424	123,113
Colbun S.A.	80,475	19,747
E.CL S.A.	124,454	166,614
Empresa Nacional de Electricidad S.A.	88,792	127,790
Enersis S.A.	523,937	162,136
Gasco S.A.	18,051	190,100
Inversiones Aguas Metropolitanas S.A.	226,657	366,065

Total Chile		1,637,818
China – 0.7%
China Datang Corp. Renewable Power Co., Ltd. Class H	446,000	70,720
China Longyuan Power Group Corp. Class H	70,100	70,579
Huaneng Power International, Inc. Class H	58,640	56,092

Total China		197,391
Czech Republic – 1.9%
CEZ AS	19,458	558,218
Finland – 1.9%
Fortum Oyj	25,297	575,282
Investments	Shares	Value
France – 12.0%
EDF S.A.	21,275	$841,989
GDF Suez	32,300	884,117
Rubis	4,629	333,350
Suez Environnement Co.	36,001	731,623
Veolia Environnement S.A.	43,012	851,279

Total France		3,642,358
Germany – 4.4%
E.ON SE	34,952	683,569
RWE AG	15,859	643,927

Total Germany		1,327,496
Hong Kong – 4.5%
China Power International Development Ltd.	797,000	276,385
China Resources Power Holdings Co., Ltd.	78,100	203,379
CLP Holdings Ltd.	33,822	255,069
Guangdong Investment Ltd.	256,600	245,120
Hong Kong & China Gas Co., Ltd.	50,633	110,443
Power Assets Holdings Ltd.	29,886	259,097

Total Hong Kong		1,349,493
Indonesia – 0.7%
PT Perusahaan Gas Negara Persero Tbk	492,500	222,189
Italy – 7.6%
A2A SpA	167,148	216,780
Edison SpA	18,265	25,828
Enel Green Power SpA	51,585	144,896
Enel SpA	109,888	622,169
Iren SpA	89,866	162,254
Snam SpA	103,044	603,586
Terna Rete Elettrica Nazionale SpA	95,624	512,414

Total Italy		2,287,927
Japan – 3.2%
Chugoku Electric Power Co., Inc. (The)	17,000	237,540
Electric Power Development Co., Ltd.	4,642	131,392
Hokuriku Electric Power Co.	16,800	218,432
Osaka Gas Co., Ltd.	36,000	136,680
Toho Gas Co., Ltd.	23,000	125,513
Tokyo Gas Co., Ltd.	24,000	122,115

Total Japan		971,672
Malaysia – 2.2%
Petronas Gas Bhd	25,500	185,852
Tenaga Nasional Bhd	82,900	303,624
YTL Corp. Bhd	385,460	180,602

Total Malaysia		670,078
New Zealand – 0.8%
Contact Energy Ltd.	54,815	253,050
Philippines – 2.2%
Aboitiz Power Corp.	431,400	357,857
Energy Development Corp.	697,800	88,071
Manila Electric Co.	24,940	157,943
Manila Water Co., Inc.	134,200	71,521

Total Philippines		675,392

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 31, 2014

Investments	Shares	Value
Poland – 4.8%
Enea S.A.	39,186	$207,512
PGE S.A.	130,026	813,362
Tauron Polska Energia S.A.	247,224	429,577

Total Poland		1,450,451
Portugal – 2.4%
EDP-Energias de Portugal S.A.	157,752	732,928
Russia – 0.5%
Federal Hydrogenerating Co. JSC ADR	103,508	157,125
South Korea – 0.9%
Korea Gas Corp.*	4,643	271,309
Spain – 6.6%
EDP Renovaveis S.A.	13,755	91,642
Enagas S.A.	15,273	464,679
Gas Natural SDG S.A.	18,167	511,039
Iberdrola S.A.	52,688	368,605
Red Electrica Corp. S.A.	6,867	558,402

Total Spain		1,994,367
Thailand – 3.6%
Electricity Generating PCL NVDR	59,146	238,845
Glow Energy PCL	101,700	238,261
Ratchaburi Electricity Generating Holding PCL	143,000	228,121
Ratchaburi Electricity Generating Holding PCL NVDR	29,493	47,049
Thai Tap Water Supply PCL NVDR	1,107,920	331,283

Total Thailand		1,083,559
United Kingdom – 9.7%
Centrica PLC	60,132	330,521
Drax Group PLC	39,442	503,689
National Grid PLC	35,804	490,657
Pennon Group PLC	31,823	393,924
Severn Trent PLC	11,261	342,246
SSE PLC	17,465	427,725
United Utilities Group PLC	34,013	446,834

Total United Kingdom		2,935,596
TOTAL COMMON STOCKS (Cost: $28,541,322)		29,885,565
EXCHANGE-TRADED NOTE – 0.9%
United States – 0.9%
iPath MSCI India Index ETN* (Cost: $229,630)	4,414	267,621
RIGHTS – 0.0%
Chile – 0.0%
AES Gener S.A., expiring 5/30/14* (Cost: $0)	11,054	899
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $28,770,952)		30,154,085
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		93,289

NET ASSETS – 100.0%		$30,247,374
ADR – American Depositary Receipt

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 16.0%
Abacus Property Group	134,625	$293,226
Australand Property Group	183,844	719,070
BWP Trust	129,450	279,555
CFS Retail Property Trust Group	867,548	1,519,725
Charter Hall Group	59,299	219,296
Charter Hall Retail REIT	92,369	306,492
Cromwell Property Group	398,617	354,680
Dexus Property Group	1,392,988	1,368,557
Federation Centres Ltd.	336,108	735,191
Goodman Group	273,156	1,197,516
GPT Group	433,661	1,471,096
Investa Office Fund	143,124	429,801
Lend Lease Group	133,167	1,462,596
Mirvac Group	662,219	1,043,422
Stockland	674,542	2,344,498
Westfield Group	457,249	4,343,964
Westfield Retail Trust	866,494	2,393,268

Total Australia		20,481,953
Belgium – 0.9%
Befimmo S.A.	6,848	485,692
Cofinimmo	5,991	714,156

Total Belgium		1,199,848
Brazil – 1.3%
Aliansce Shopping Centers S.A.	12,800	101,367
BR Malls Participacoes S.A.	47,900	415,636
BR Properties S.A.	44,743	369,405
Iguatemi Empresa de Shopping Centers S.A.	11,100	107,040
JHSF Participacoes S.A.	69,000	121,702
LPS Brasil Consultoria de Imoveis S.A.	10,900	62,313
Multiplan Empreendimentos Imobiliarios S.A.	16,500	354,057
Sao Carlos Empreendimentos e Participacoes S.A.	7,200	105,296

Total Brazil		1,636,816
Canada – 8.8%
Allied Properties Real Estate Investment Trust	10,138	316,884
Artis Real Estate Investment Trust	33,460	476,852
Boardwalk Real Estate Investment Trust	7,039	386,723
Brookfield Asset Management, Inc. Class A	46,330	1,890,138
Brookfield Canada Office Properties	16,200	410,229
Calloway Real Estate Investment Trust	28,049	654,625
Canadian Apartment Properties REIT	19,136	369,631
Canadian Real Estate Investment Trust	13,424	548,149
Chartwell Retirement Residences	45,993	433,782
Cominar Real Estate Investment Trust	40,332	676,006
Dundee Real Estate Investment Trust Class A	27,705	729,429
First Capital Realty, Inc.	37,703	599,491
Granite Real Estate Investment Trust	8,551	315,002
H&R Real Estate Investment Trust	56,218	1,164,343
Morguard Real Estate Investment Trust	15,300	235,651
Northern Property Real Estate Investment Trust	8,018	201,367
Investments	Shares	Value
RioCan Real Estate Investment Trust	74,170	$1,789,488

Total Canada		11,197,790
Chile – 0.2%
Parque Arauco S.A.	104,794	199,260
China – 1.0%
Guangzhou R&F Properties Co., Ltd. Class H	914,400	1,317,897
Finland – 0.2%
Sponda Oyj	66,428	314,947
France – 9.6%
Fonciere des Regions	18,444	1,709,270
Gecina S.A.	13,737	1,827,036
ICADE	13,726	1,358,491
Klepierre	43,415	1,943,496
Mercialys S.A.	25,455	533,267
Unibail-Rodamco SE	18,970	4,928,407

Total France		12,299,967
Germany – 0.9%
Deutsche Euroshop AG	10,447	475,369
Deutsche Wohnen AG	19,577	419,840
Deutsche Wohnen AG*	12,457	260,280

Total Germany		1,155,489
Hong Kong – 24.4%
Champion Real Estate Investment Trust	1,482,000	676,324
Cheung Kong Holdings Ltd.	294,238	4,878,015
China Overseas Grand Oceans Group Ltd.	91,300	60,027
China Overseas Land & Investment Ltd.	652,049	1,689,584
China South City Holdings Ltd.	1,148,000	523,900
Franshion Properties China Ltd.	998,000	333,222
Hang Lung Group Ltd.	109,649	551,987
Hang Lung Properties Ltd.	521,283	1,498,587
Henderson Land Development Co., Ltd.	242,852	1,416,654
Hui Xian Real Estate Investment Trust	1,240,634	680,828
Hysan Development Co., Ltd.	139,115	605,273
Kowloon Development Co., Ltd.	295,398	356,821
Link REIT (The)	376,446	1,851,402
New World Development Co., Ltd.	985,682	991,140
Regal Real Estate Investment Trust	627,000	175,400
Shenzhen Investment Ltd.	904,000	292,513
Sino Land Co., Ltd.	1,067,735	1,569,176
Sino-Ocean Land Holdings Ltd.	1,357,700	742,118
Sun Hung Kai Properties Ltd.	369,871	4,529,782
Swire Pacific Ltd. Class A	136,959	1,596,991
Swire Pacific Ltd. Class B	535,798	1,153,509
Swire Properties Ltd.	617,000	1,757,846
Wharf Holdings Ltd.	303,872	1,943,013
Wheelock & Co., Ltd.	181,231	707,911
Yuexiu Property Co., Ltd.	1,882,000	388,189
Yuexiu Real Estate Investment Trust	424,000	209,894

Total Hong Kong		31,180,106
Indonesia – 0.2%
PT Bumi Serpong Damai	349,224	50,262

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2014

Investments	Shares	Value
PT Ciputra Development Tbk	654,817	$66,865
PT Lippo Karawaci Tbk	538,500	51,433
PT Summarecon Agung Tbk	713,500	66,891

Total Indonesia		235,451
Israel – 0.7%
Azrieli Group	12,910	451,276
Gazit-Globe Ltd.	30,909	398,523

Total Israel		849,799
Italy – 0.3%
Beni Stabili SpA	409,199	352,486
Japan – 4.0%
Aeon Mall Co., Ltd.	9,930	254,168
Daito Trust Construction Co., Ltd.	13,400	1,242,738
Daiwa House Industry Co., Ltd.	56,000	952,139
Mitsubishi Estate Co., Ltd.	28,589	679,018
Mitsui Fudosan Co., Ltd.	30,308	926,736
Nomura Real Estate Holdings, Inc.	14,165	270,962
Sumitomo Real Estate Sales Co., Ltd.	4,980	157,400
Sumitomo Realty & Development Co., Ltd.	10,279	403,435
Tokyo Tatemono Co., Ltd.	12,000	103,122
Tokyu Fudosan Holdings Corp.	15,968	119,390

Total Japan		5,109,108
Malaysia – 1.5%
CapitaMalls Malaysia Trust	366,236	164,865
IGB Corp. Bhd	239,700	198,924
KLCC Property Holdings Bhd	183,347	356,531
Mah Sing Group Bhd	152,280	101,660
Pavilion Real Estate Investment Trust	582,700	233,758
SP Setia Bhd	424,300	379,408
Sunway Bhd	99,900	92,696
Sunway Real Estate Investment Trust	607,196	252,882
UOA Development Bhd	195,200	129,715

Total Malaysia		1,910,439
Mexico – 0.4%
Fibra Uno Administracion S.A. de CV	142,500	461,176
Netherlands – 2.2%
Corio N.V.	37,256	1,703,215
Eurocommercial Properties N.V.	13,791	606,242
Wereldhave N.V.	5,286	450,167

Total Netherlands		2,759,624
New Zealand – 0.2%
Goodman Property Trust	304,531	253,686
Philippines – 0.9%
Ayala Land, Inc.	652,100	434,782
Robinsons Land Corp.	444,900	217,266
SM Prime Holdings, Inc.	1,608,475	523,665

Total Philippines		1,175,713
Russia – 0.2%
LSR Group OJSC GDR*	69,048	189,882
Investments	Shares	Value
Singapore – 10.4%
Ascendas Real Estate Investment Trust	535,901	$963,092
Ascott Residence Trust	237,000	225,212
CapitaCommercial Trust	753,635	889,943
CapitaLand Ltd.	441,589	1,014,824
CapitaMall Trust	800,786	1,203,519
CapitaMalls Asia Ltd.	363,000	516,695
CDL Hospitality Trusts	316,432	416,441
City Developments Ltd.	45,103	362,244
Far East Hospitality Trust	169,000	110,199
Fortune Real Estate Investment Trust	624,000	473,809
Fragrance Group Ltd.	405,616	82,249
Frasers Centrepoint Trust	256,000	362,355
Global Logistic Properties Ltd.	204,000	429,884
GuocoLand Ltd.	177,000	308,242
Keppel Land Ltd.	270,168	721,852
Keppel REIT	698,000	632,754
Mapletree Commercial Trust	569,490	552,485
Mapletree Industrial Trust	529,018	574,219
Mapletree Logistics Trust	844,187	701,503
Parkway Life Real Estate Investment Trust	76,000	147,461
Singapore Land Ltd.	64,000	479,917
Starhill Global REIT	393,000	246,885
Suntec Real Estate Investment Trust	706,828	933,032
UOL Group Ltd.	104,000	517,705
Wheelock Properties Singapore Ltd.	228,000	299,153
Wing Tai Holdings Ltd.	111,000	161,529

Total Singapore		13,327,203
South Africa – 2.6%
Capital Property Fund	422,045	420,524
Growthpoint Properties Ltd.	476,754	1,106,000
Hyprop Investments Ltd.	56,425	411,738
Redefine Properties Ltd.	993,384	901,969
Resilient Property Income Fund Ltd.	81,913	442,668

Total South Africa		3,282,899
Sweden – 1.4%
Atrium Ljungberg AB Class B	11,099	168,363
Castellum AB	39,711	659,038
Fabege AB	40,215	523,501
Hufvudstaden AB Class A	35,129	494,679

Total Sweden		1,845,581
Switzerland – 1.5%
Allreal Holding AG*	2,371	342,223
PSP Swiss Property AG*	6,486	610,162
Swiss Prime Site AG*	12,045	1,024,714

Total Switzerland		1,977,099
Taiwan – 1.2%
Cathay Real Estate Development Co., Ltd.	273,000	167,193
Farglory Land Development Co., Ltd.	378,291	644,719
Highwealth Construction Corp.	195,800	461,652
Ruentex Development Co., Ltd.	113,782	208,116

Total Taiwan		1,481,680

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2014

Investments	Shares	Value
Thailand – 1.4%
Bangkokland PCL NVDR	1,184,321	$56,222
Central Pattana PCL NVDR	220,774	319,864
Hemaraj Land and Development PCL NVDR	1,700,400	163,540
Land and Houses PCL NVDR	1,794,259	530,977
LPN Development PCL NVDR	261,800	129,124
Pruksa Real Estate PCL NVDR	231,193	144,674
Quality Houses PCL NVDR	1,630,806	151,820
Sansiri PCL NVDR	2,034,051	118,507
Supalai PCL NVDR	338,321	185,638

Total Thailand		1,800,366
Turkey – 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	290,755	342,512
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	45,354	59,152

Total Turkey		401,664
United Kingdom – 6.6%
British Land Co. PLC	179,212	1,953,978
Derwent London PLC	9,165	414,073
Great Portland Estates PLC	32,085	337,525
Hammerson PLC	120,838	1,116,061
Intu Properties PLC	201,288	946,328
Land Securities Group PLC	117,364	1,997,723
Londonmetric Property PLC	178,711	422,178
Segro PLC	186,440	1,031,934
Shaftesbury PLC	17,600	193,069

Total United Kingdom		8,412,869
TOTAL COMMON STOCKS (Cost: $117,572,957)		126,810,798
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Global Natural Resources Fund(a) (Cost: $310,228)	14,668	312,524
RIGHTS – 0.1%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 5/17/14*	328,560	67,770
United Kingdom – 0.1%
Intu Properties PLC, expiring 5/17/14*	57,510	91,084
TOTAL RIGHTS (Cost: $0)		158,854
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $117,883,185)		127,282,176
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		441,747

NET ASSETS – 100.0%		$127,723,923

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.

(a)	Affiliated company (See Note 7).

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree China Dividend ex-Financials Fund (CHXF)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 100.0%
China – 100.0%
Aerospace & Defense – 0.2%
AviChina Industry & Technology Co., Ltd. Class H	76,000	$42,325
Airlines – 0.3%
Air China Ltd. Class H	92,000	54,320
Auto Components – 0.8%
Minth Group Ltd.	70,000	142,580
Automobiles – 5.7%
Dongfeng Motor Group Co., Ltd. Class H	190,000	268,942
Great Wall Motor Co., Ltd. Class H	72,000	361,065
Guangzhou Automobile Group Co., Ltd. Class H	348,000	365,629

Total Automobiles		995,636
Beverages – 0.5%
Tsingtao Brewery Co., Ltd. Class H	12,000	87,791
Chemicals – 0.7%
China BlueChemical Ltd. Class H	252,000	129,946
Construction & Engineering – 3.5%
China Communications Construction Co., Ltd. Class H	534,000	372,428
China Railway Group Ltd. Class H	246,000	114,484
China State Construction International Holdings Ltd.	70,000	118,576

Total Construction & Engineering		605,488
Construction Materials – 4.1%
Anhui Conch Cement Co., Ltd. Class H	63,000	270,045
China National Building Material Co., Ltd. Class H	272,000	272,805
China Shanshui Cement Group Ltd.	382,000	161,033

Total Construction Materials		703,883
Diversified Telecommunication Services – 4.8%
China Communications Services Corp., Ltd. Class H	260,000	120,329
China Telecom Corp., Ltd. Class H	940,000	435,036
China Unicom Hong Kong Ltd.	206,000	270,876

Total Diversified Telecommunication Services		826,241
Electrical Equipment – 1.4%
Shanghai Electric Group Co., Ltd. Class H	314,000	111,318
Zhuzhou CSR Times Electric Co., Ltd. Class H	40,000	134,845

Total Electrical Equipment		246,163
Electronic Equipment, Instruments & Components – 1.1%
AAC Technologies Holdings, Inc.	37,500	194,098
Energy Equipment & Services – 1.1%
China Oilfield Services Ltd. Class H	82,000	192,393
Food & Staples Retailing – 1.5%
China Resources Enterprise Ltd.	46,000	129,869
Sun Art Retail Group Ltd.	79,000	99,297
Wumart Stores, Inc. Class H	31,000	30,212

Total Food & Staples Retailing		259,378
Food Products – 5.8%
China Agri-Industries Holdings Ltd.	149,000	58,201
Tingyi Cayman Islands Holding Corp.	74,000	212,258
Investments	Shares	Value
Uni-President China Holdings Ltd.	25,000	$21,013
Want Want China Holdings Ltd.	485,000	724,025

Total Food Products		1,015,497
Gas Utilities – 1.4%
China Gas Holdings Ltd.	22,000	34,374
China Resources Gas Group Ltd.	20,000	63,684
ENN Energy Holdings Ltd.	22,000	153,293

Total Gas Utilities		251,351
Health Care Equipment & Supplies – 0.4%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	56,000	63,818
Health Care Providers & Services – 1.2%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	42,900	97,557
Sinopharm Group Co., Ltd. Class H	41,200	112,865

Total Health Care Providers & Services		210,422
Household Durables – 0.3%
Haier Electronics Group Co., Ltd.	16,000	43,315
Independent Power and Renewable Electricity Producers – 4.6%
China Longyuan Power Group Corp. Class H	103,000	103,703
China Resources Power Holdings Co., Ltd.	160,000	416,653
Datang International Power Generation Co., Ltd. Class H	496,000	180,955
Huaneng Power International, Inc. Class H	94,000	89,916

Total Independent Power and Renewable Electricity Producers		791,227
Industrial Conglomerates – 4.4%
Beijing Enterprises Holdings Ltd.	18,500	165,752
Citic Pacific Ltd.	250,000	443,468
Shanghai Industrial Holdings Ltd.	49,000	163,290

Total Industrial Conglomerates		772,510
Internet Software & Services – 4.6%
Tencent Holdings Ltd.	11,500	799,821
Machinery – 1.2%
CSR Corp., Ltd. Class H	161,000	135,325
Weichai Power Co., Ltd. Class H	18,000	68,106

Total Machinery		203,431
Metals & Mining – 4.7%
Fosun International Ltd.	131,000	164,657
Jiangxi Copper Co., Ltd. Class H	205,000	344,616
Zijin Mining Group Co., Ltd. Class H	1,468,000	312,258

Total Metals & Mining		821,531
Multiline Retail – 0.8%
Intime Retail Group Co., Ltd.	123,000	132,402
Oil, Gas & Consumable Fuels – 22.6%
China Coal Energy Co., Ltd. Class H	496,000	279,426
China Petroleum & Chemical Corp. Class H	1,096,000	980,558
China Shenhua Energy Co., Ltd. Class H	269,500	778,234
CNOOC Ltd.	451,000	677,920

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Schedule of Investments (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

March 31, 2014

Investments	Shares	Value
Kunlun Energy Co., Ltd.	108,000	$180,718
PetroChina Co., Ltd. Class H	744,000	810,463
Yanzhou Coal Mining Co., Ltd. Class H	296,000	223,992

Total Oil, Gas & Consumable Fuels		3,931,311
Personal Products – 3.3%
Hengan International Group Co., Ltd.	55,000	569,708
Pharmaceuticals – 1.4%
China Medical System Holdings Ltd.	52,000	58,857
Sihuan Pharmaceutical Holdings Group Ltd.	151,000	182,009

Total Pharmaceuticals		240,866
Software – 0.5%
Kingsoft Corp., Ltd.	22,000	86,644
Technology Hardware, Storage & Peripherals – 2.6%
Lenovo Group Ltd.	404,000	446,340
Textiles, Apparel & Luxury Goods – 0.5%
Shenzhou International Group Holdings Ltd.	27,000	85,799
Transportation Infrastructure – 5.4%
Beijing Capital International Airport Co., Ltd. Class H	120,000	82,299
China Merchants Holdings International Co., Ltd.	116,000	398,528
Jiangsu Expressway Co., Ltd. Class H	212,000	241,597
Zhejiang Expressway Co., Ltd. Class H	240,000	218,743

Total Transportation Infrastructure		941,167
Water Utilities – 1.4%
Guangdong Investment Ltd.	260,000	248,368
Wireless Telecommunication Services – 7.2%
China Mobile Ltd.	137,500	1,258,533
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $18,580,687)		17,394,303
Cash and Other Assets in Excess of Liabilities – 0.0%		1,352

NET ASSETS – 100.0%		$17,395,655

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.4%
United Kingdom – 99.4%
Aerospace & Defense – 2.0%
BAE Systems PLC	34,107	$235,520
Cobham PLC	7,413	36,952
Meggitt PLC	3,897	31,179
Qinetiq Group PLC	2,511	9,457
Ultra Electronics Holdings PLC	377	11,250

Total Aerospace & Defense		324,358
Airlines – 0.3%
easyJet PLC	1,459	41,715
Auto Components – 0.3%
GKN PLC	8,275	53,845
Banks – 8.3%
Barclays PLC	62,264	242,277
HSBC Holdings PLC	71,152	720,623
Standard Chartered PLC	19,631	410,244

Total Banks		1,373,144
Beverages – 4.4%
Britvic PLC	1,870	23,132
Diageo PLC	12,680	393,406
SABMiller PLC	6,392	319,160

Total Beverages		735,698
Biotechnology – 0.0%
Abcam PLC	706	4,578
Genus PLC	156	2,575

Total Biotechnology		7,153
Capital Markets – 1.8%
Aberdeen Asset Management PLC	8,092	52,654
ICAP PLC	8,502	53,521
Investec PLC	5,087	41,115
Man Group PLC	63,407	106,977
Schroders PLC	934	40,454
Schroders PLC NVDR	325	10,918

Total Capital Markets		305,639
Chemicals – 0.8%
Alent PLC	1,031	5,449
Croda International PLC	745	31,622
Elementis PLC	2,173	10,379
Essentra PLC	790	11,491
Johnson Matthey PLC	961	52,406
Synthomer PLC	2,134	10,075
Victrex PLC	397	13,297

Total Chemicals		134,719
Commercial Services & Supplies – 0.8%
Aggreko PLC	857	21,445
Berendsen PLC	1,241	23,131
G4S PLC	11,113	44,743
Homeserve PLC	2,556	13,423
Rentokil Initial PLC	8,325	17,071
Investments	Shares	Value
Serco Group PLC	1,764	$12,381

Total Commercial Services & Supplies		132,194
Communications Equipment – 0.1%
Pace PLC	862	6,476
Spirent Communications PLC	2,323	3,828

Total Communications Equipment		10,304
Construction & Engineering – 0.5%
Balfour Beatty PLC	9,363	46,766
Carillion PLC	6,182	37,268

Total Construction & Engineering		84,034
Containers & Packaging – 0.5%
DS Smith PLC	5,449	29,479
Rexam PLC	5,565	45,164
RPC Group PLC	1,300	13,686

Total Containers & Packaging		88,329
Distributors – 0.2%
Inchcape PLC	2,751	29,628
Diversified Financial Services – 0.2%
IG Group Holdings PLC	3,105	32,483
Diversified Telecommunication Services – 2.3%
BT Group PLC	46,989	297,292
Cable & Wireless Communications PLC	36,602	32,097
Inmarsat PLC	4,150	50,264

Total Diversified Telecommunication Services		379,653
Electronic Equipment, Instruments & Components – 0.6%
Domino Printing Sciences PLC	810	10,621
Electrocomponents PLC	4,622	21,807
Halma PLC	1,437	13,799
Oxford Instruments PLC	91	1,922
Premier Farnell PLC	4,001	15,602
Renishaw PLC	390	12,678
Spectris PLC	484	18,704

Total Electronic Equipment, Instruments & Components		95,133
Energy Equipment & Services – 0.4%
AMEC PLC	2,397	44,837
Hunting PLC	784	11,260
John Wood Group PLC	1,073	13,721

Total Energy Equipment & Services		69,818
Food & Staples Retailing – 2.2%
Tesco PLC	74,691	367,835
Food Products – 3.2%
Associated British Foods PLC	2,815	130,513
Tate & Lyle PLC	3,025	33,663
Unilever PLC	8,535	364,408

Total Food Products		528,584
Health Care Equipment & Supplies – 0.4%
Smith & Nephew PLC	4,301	65,179

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Schedule of Investments (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2014

Investments	Shares	Value
Hotels Restaurants & Leisure – 0.3%
Carnival PLC	1,380	$52,547
Hotels, Restaurants & Leisure – 1.8%
Betfair Group PLC	312	5,753
Compass Group PLC	10,057	153,414
InterContinental Hotels Group PLC	1,338	42,984
Ladbrokes PLC	8,623	19,407
Millennium & Copthorne Hotels PLC	1,716	16,164
TUI Travel PLC	8,140	59,439

Total Hotels, Restaurants & Leisure		297,161
Household Products – 2.2%
PZ Cussons PLC	1,794	10,534
Reckitt Benckiser Group PLC	4,446	362,232

Total Household Products		372,766
Industrial Conglomerates – 0.3%
Smiths Group PLC	2,534	53,736
Insurance – 5.9%
Amlin PLC	6,678	53,918
Aviva PLC	35,406	281,559
Direct Line Insurance Group PLC	11,724	46,421
Jardine Lloyd Thompson Group PLC	1,368	24,266
Old Mutual PLC	39,200	131,424
Prudential PLC	15,142	320,220
Standard Life PLC	20,009	125,927

Total Insurance		983,735
Internet Software & Services – 0.0%
Telecity Group PLC	351	4,084
IT Services – 0.1%
Computacenter PLC	1,230	13,503
Machinery – 1.2%
Bodycote PLC	1,031	13,871
Fenner PLC	1,378	9,157
IMI PLC	1,521	36,971
Melrose Industries PLC	7,102	35,153
Morgan Advanced Materials PLC	2,368	14,137
Rotork PLC	294	12,974
Senior PLC	1,729	8,864
Spirax-Sarco Engineering PLC	332	15,996
Vesuvius PLC	2,846	20,663
Weir Group PLC (The)	801	33,866

Total Machinery		201,652
Media – 1.7%
Daily Mail and General Trust PLC Class A N.V.	1,861	26,961
Euromoney Institutional Investor PLC	602	12,023
ITE Group PLC	1,287	4,098
Pearson PLC	6,590	116,787
Reed Elsevier PLC	7,886	120,428

Total Media		280,297
Metals & Mining – 10.3%
Anglo American PLC	12,010	305,643
Antofagasta PLC	2,984	41,564
Investments	Shares	Value
BHP Billiton PLC	18,996	$583,980
Ferrexpo PLC	3,471	8,946
Fresnillo PLC	5,707	80,254
Rio Tinto PLC	11,675	649,611
Vedanta Resources PLC	2,678	40,271

Total Metals & Mining		1,710,269
Multi-Utilities – 5.2%
Centrica PLC	49,681	273,076
National Grid PLC	42,716	585,379

Total Multi-Utilities		858,455
Oil, Gas & Consumable Fuels – 16.9%
BG Group PLC	10,235	190,682
BP PLC	107,683	861,714
Royal Dutch Shell PLC Class A	23,237	848,784
Royal Dutch Shell PLC Class B	22,521	878,761
Tullow Oil PLC	2,193	27,366

Total Oil, Gas & Consumable Fuels		2,807,307
Paper & Forest Products – 0.2%
Mondi PLC	2,359	41,255
Pharmaceuticals – 10.6%
AstraZeneca PLC	15,012	970,182
GlaxoSmithKline PLC	29,428	780,804
Hikma Pharmaceuticals PLC	472	13,070

Total Pharmaceuticals		1,764,056
Professional Services – 0.5%
Hays PLC	8,699	21,029
Intertek Group PLC	464	23,764
Michael Page International PLC	1,833	14,998
WS Atkins PLC	644	14,934

Total Professional Services		74,725
Real Estate Investment Trusts (REITs) – 0.3%
Hammerson PLC	4,806	44,388
Real Estate Management & Development – 0.0%
Savills PLC	498	5,542
Road & Rail – 0.1%
National Express Group PLC	5,057	23,615
Semiconductors & Semiconductor Equipment – 0.2%
ARM Holdings PLC	1,620	26,954
CSR PLC	589	7,124

Total Semiconductors & Semiconductor Equipment		34,078
Software – 0.5%
Aveva Group PLC	143	4,992
Fidessa Group PLC	169	7,148
Micro Focus International PLC	908	12,572
Sage Group PLC (The)	8,050	56,111

Total Software		80,823
Specialty Retail – 0.6%
Kingfisher PLC	13,697	96,227

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2014

Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.3%
Burberry Group PLC	1,806	$42,002
Tobacco – 7.1%
British American Tobacco PLC	14,054	781,512
Imperial Tobacco Group PLC	9,633	389,125

Total Tobacco		1,170,637
Trading Companies & Distributors – 0.4%
Ashtead Group PLC	732	11,605
Bunzl PLC	1,542	41,029
SIG PLC	2,381	7,983

Total Trading Companies & Distributors		60,617
Transportation Infrastructure – 0.1%
BBA Aviation PLC	3,222	17,823
Wireless Telecommunication Services – 3.3%
Vodafone Group PLC	147,353	541,188
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $15,768,742)		16,491,933
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		98,386

NET ASSETS – 100.0%		$16,590,319

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Schedule of Investments

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 98.6%
Japan – 98.6%
Air Freight & Logistics – 0.3%
Kintetsu World Express, Inc.	2,600	$115,755
Mitsui-Soko Co., Ltd.	19,000	76,011
Yusen Logistics Co., Ltd.	5,000	63,213

Total Air Freight & Logistics		254,979
Auto Components – 5.2%
Aisan Industry Co., Ltd.	10,300	79,212
Akebono Brake Industry Co., Ltd.	23,400	104,975
Calsonic Kansei Corp.	39,000	181,395
Daido Metal Co., Ltd.	5,000	52,629
Eagle Industry Co., Ltd.	2,600	40,167
EXEDY Corp.	8,600	241,169
FCC Co., Ltd.	7,300	130,214
G-TEKT Corp.	5,498	68,441
HI-LEX Corp.	6,956	176,695
H-One Co., Ltd.	4,052	35,096
Keihin Corp.	13,000	189,853
KYB Co., Ltd.	27,000	114,308
Musashi Seimitsu Industry Co., Ltd.	5,200	107,297
Nifco, Inc.	10,400	294,474
Nissan Shatai Co., Ltd.	7,700	129,274
Nissin Kogyo Co., Ltd.	12,000	224,305
Pacific Industrial Co., Ltd.	10,300	69,210
Press Kogyo Co., Ltd.	21,000	76,264
Riken Corp.	26,000	105,277
Sanden Corp.	29,000	129,533
Sanoh Industrial Co., Ltd.	9,900	62,100
Showa Corp.	13,000	143,147
Taiho Kogyo Co., Ltd.	5,200	49,382
Takata Corp.	10,400	261,957
Tokai Rika Co., Ltd.	13,000	218,886
Tokai Rubber Industries Ltd.	15,600	160,113
Topre Corp.	8,400	90,048
Toyo Tire & Rubber Co., Ltd.	32,000	227,140
TPR Co., Ltd.	5,200	79,476
Unipres Corp.	5,200	93,664

Total Auto Components		3,935,701
Banks – 8.9%
77 Bank Ltd. (The)	52,000	234,287
Akita Bank Ltd. (The)	48,000	138,894
Aomori Bank Ltd. (The)	52,000	143,904
Awa Bank Ltd. (The)	26,000	138,603
Bank of Iwate, Ltd. (The)	2,700	130,694
Bank of Nagoya Ltd. (The)	26,000	101,743
Bank of Okinawa, Ltd. (The)	2,700	114,177
Bank of Saga Ltd. (The)	28,000	60,902
Bank of the Ryukyus Ltd.	7,800	103,990
Chukyo Bank Ltd. (The)	26,000	45,696
Daisan Bank Ltd. (The)	70,000	123,028
Daishi Bank Ltd. (The)	69,000	253,930
Ehime Bank Ltd. (The)	36,000	77,254
Investments	Shares	Value
Eighteenth Bank Ltd. (The)	43,000	$94,363
FIDEA Holdings Co., Ltd.	33,300	63,053
Fukui Bank Ltd. (The)	52,000	128,252
Higashi-Nippon Bank Ltd. (The)	65,000	160,315
Higo Bank Ltd. (The)	26,000	138,855
Hokkoku Bank Ltd. (The)	52,000	182,279
Hokuetsu Bank Ltd. (The)	74,000	155,207
Hyakugo Bank Ltd. (The)	35,000	144,099
Hyakujushi Bank Ltd. (The)	52,000	178,744
Juroku Bank Ltd. (The)	70,000	244,696
Kagoshima Bank Ltd. (The)	26,000	165,364
Kansai Urban Banking Corp.	182,000	217,371
Keiyo Bank Ltd. (The)	52,000	222,168
Kiyo Bank Ltd. (The)	13,998	179,690
Michinoku Bank Ltd. (The)	42,000	86,867
Mie Bank Ltd. (The)	43,000	96,451
Miyazaki Bank Ltd. (The)	41,000	125,008
Musashino Bank Ltd. (The)	7,000	232,461
Nagano Bank Ltd. (The)	43,000	77,244
Nishi-Nippon City Bank Ltd. (The)	131,000	295,111
North Pacific Bank Ltd.	15,600	63,469
Ogaki Kyoritsu Bank Ltd. (The)	78,000	213,584
Oita Bank Ltd. (The)	32,000	124,601
San-In Godo Bank Ltd. (The)	21,000	142,331
Senshu Ikeda Holdings, Inc.	56,000	256,115
Shiga Bank Ltd. (The)	26,000	141,380
Shikoku Bank Ltd. (The)	28,000	57,639
Tochigi Bank Ltd. (The)	26,000	110,579
Toho Bank Ltd. (The)	52,000	169,656
Tokyo Tomin Bank, Ltd. (The)	5,200	53,977
TOMATO BANK, Ltd.	26,000	45,444
TOMONY Holdings, Inc.	28,600	119,138
Towa Bank, Ltd. (The)	52,000	50,998
Yachiyo Bank, Ltd. (The)	2,600	71,245
Yamagata Bank Ltd. (The)	26,000	110,832
Yamanashi Chuo Bank, Ltd. (The)	26,000	117,648

Total Banks		6,703,336
Beverages – 1.3%
Coca-Cola West Co., Ltd.	20,800	363,750
Ito En Ltd.	13,900	311,783
Sapporo Holdings Ltd.	73,000	287,790

Total Beverages		963,323
Building Products – 2.5%
Aica Kogyo Co., Ltd.	11,900	265,651
Central Glass Co., Ltd.	52,000	169,151
NICHIAS Corp.	26,000	167,131
Nichiha Corp.	5,200	59,935
Nitto Boseki Co., Ltd.	44,000	205,933
Noritz Corp.	7,800	145,722
Okabe Co., Ltd.	9,700	139,870
Sanwa Holdings Corp.	40,000	259,844
Takara Standard Co., Ltd.	26,000	199,699

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
Takasago Thermal Engineering Co., Ltd.	25,200	$258,643

Total Building Products		1,871,579
Capital Markets – 0.7%
GCA Savvian Corp.	7,800	67,332
Ichiyoshi Securities Co., Ltd.	10,400	139,259
kabu.com Securities Co., Ltd.	19,700	93,541
Monex Group, Inc.	31,565	122,907
Toyo Securities Co., Ltd.	26,000	89,120

Total Capital Markets		512,159
Chemicals – 7.4%
Achilles Corp.	50,000	69,428
ADEKA Corp.	20,800	240,346
Asahi Organic Chemicals Industry Co., Ltd.	28,000	63,349
Chugoku Marine Paints Ltd.	11,000	78,293
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	26,000	120,930
DAISO Co., Ltd.	27,885	98,830
Denki Kagaku Kogyo K.K.	119,000	409,050
Earth Chemical Co., Ltd.	5,200	189,600
Fujimi, Inc.	10,000	124,970
FUJIMORI KOGYO Co., Ltd.	2,600	67,711
JSP Corp.	6,017	93,073
Konishi Co., Ltd.	3,000	53,221
Kureha Corp.	48,000	227,451
Lintec Corp.	13,000	248,425
Nihon Nohyaku Co., Ltd.	3,000	45,298
Nihon Parkerizing Co., Ltd.	1,400	32,463
Nippon Shokubai Co., Ltd.	27,000	319,590
Nippon Soda Co., Ltd.	26,000	141,632
Nippon Valqua Industries Ltd.	49,000	136,078
NOF Corp.	30,000	217,604
Riken Technos Corp.	5,000	28,451
Sakai Chemical Industry Co., Ltd.	33,000	102,539
Sanyo Chemical Industries Ltd.	26,000	166,879
Sumitomo Bakelite Co., Ltd.	52,000	200,456
Sumitomo Seika Chemicals Co., Ltd.	8,000	53,833
Taiyo Holdings Co., Ltd.	5,500	163,155
Takiron Co., Ltd.	26,000	107,297
Toagosei Co., Ltd.	57,000	244,638
Tokai Carbon Co., Ltd.	52,000	176,725
Tokuyama Corp.	26,000	85,333
Tosoh Corp.	81,000	313,036
Toyo Ink SC Holdings Co., Ltd.	71,000	287,488
Toyobo Co., Ltd.	170,000	267,418
Ube Industries, Ltd.	237,800	438,724

Total Chemicals		5,613,314
Commercial Services & Supplies – 2.0%
Aeon Delight Co., Ltd.	11,900	224,515
Daiseki Co., Ltd.	5,200	89,877
ITOKI Corp.	7,800	49,155
KOKUYO Co., Ltd.	23,400	171,549
Kyodo Printing Co., Ltd.	26,000	73,720
Matsuda Sangyo Co., Ltd.	5,200	62,863
Investments	Shares	Value
Moshi Moshi Hotline, Inc.	26,000	$239,336
NAC Co., Ltd.	3,000	47,046
Okamura Corp.	19,000	166,781
Sato Holdings Corp.	5,400	125,372
Toppan Forms Co., Ltd.	26,000	242,618

Total Commercial Services & Supplies		1,492,832
Communications Equipment – 0.2%
Hitachi Kokusai Electric, Inc.	14,000	168,432
Construction & Engineering – 3.8%
Asunaro Aoki Construction Co., Ltd.	13,000	74,224
COMSYS Holdings Corp.	18,200	285,941
Kandenko Co., Ltd.	48,000	243,764
Kitano Construction Corp.	26,000	65,136
Kyowa Exeo Corp.	18,200	234,337
Kyudenko Corp.	11,000	88,226
Maeda Corp.	26,000	164,101
Maeda Road Construction Co., Ltd.	13,000	181,648
MIRAIT Holdings Corp.	12,344	108,355
NDS Co., Ltd.	26,000	71,952
Nippo Corp.	6,000	83,022
Nippon Densetsu Kogyo Co., Ltd.	5,000	67,437
Nippon Koei Co., Ltd.	21,000	105,015
Nishimatsu Construction Co., Ltd.	46,000	149,187
Okumura Corp.	52,000	232,267
Penta-Ocean Construction Co., Ltd.	22,500	76,686
Sumitomo Densetsu Co., Ltd.	5,000	62,291
Taikisha Ltd.	7,300	158,639
Toda Corp.	52,000	171,170
Toshiba Plant Systems & Services Corp.	6,000	89,605
Totetsu Kogyo Co., Ltd.	5,000	92,878
Toyo Engineering Corp.	21,000	96,655

Total Construction & Engineering		2,902,536
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	58,000	240,482
Consumer Finance – 0.1%
Pocket Card Co., Ltd.	7,800	42,944
Containers & Packaging – 1.1%
FP Corp.	6,000	191,387
Fuji Seal International, Inc.	4,500	153,590
Nihon Yamamura Glass Co., Ltd.	26,000	45,948
Pack Corp. (The)	4,900	93,732
Rengo Co., Ltd.	52,000	279,730
Tomoku Co., Ltd.	20,000	56,902

Total Containers & Packaging		821,289
Distributors – 0.6%
Chori Co., Ltd.	5,200	56,754
Doshisha Co., Ltd.	5,500	84,915
Happinet Corp.	5,200	43,525
Paltac Corp.	16,703	190,896
Sankyo Seiko Co., Ltd.	18,200	66,272

Total Distributors		442,362

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
Diversified Consumer Services – 0.1%
Meiko Network Japan Co., Ltd.	5,200	$55,845
Riso Kyoiku Co., Ltd.	13,386	33,145

Total Diversified Consumer Services		88,990
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	2,600	88,236
Electrical Equipment – 1.9%
Daihen Corp.	26,000	103,763
Denyo Co., Ltd.	4,400	74,127
ENDO Lighting Corp.	1,448	27,094
Fujikura Ltd.	45,000	206,244
Furukawa Electric Co., Ltd.	78,000	194,650
GS Yuasa Corp.	49,000	260,261
IDEC Corp.	8,700	81,691
Nippon Carbon Co., Ltd.	26,000	49,483
Nissin Electric Co., Ltd.	8,000	41,326
Nitto Kogyo Corp.	7,800	164,051
Tatsuta Electric Wire and Cable Co., Ltd.	7,000	36,296
Ushio, Inc.	18,200	235,397

Total Electrical Equipment		1,474,383
Electronic Equipment, Instruments & Components – 5.0%
Ai Holdings Corp.	12,200	215,604
Amano Corp.	18,200	188,389
ANRITSU Corp.	18,200	209,419
Azbil Corp.	19,300	477,510
Canon Electronics, Inc.	12,400	216,730
Citizen Holdings Co., Ltd.	39,400	297,265
CONEXIO Corp.	13,000	103,005
Daiwabo Holdings Co., Ltd.	49,000	85,643
Elematec Corp.	5,000	86,712
Enplas Corp.	1,329	74,848
Hakuto Co., Ltd.	4,700	44,132
HORIBA Ltd.	5,200	196,417
Japan Aviation Electronics Industry Ltd.	7,000	104,811
Kaga Electronics Co., Ltd.	7,800	107,928
KOA Corp.	7,800	87,100
MACNICA, Inc.	3,000	88,994
Nichicon Corp.	10,400	82,505
Nippon Signal Co., Ltd. (The)	9,700	84,864
Nohmi Bosai Ltd.	8,666	109,729
OHARA, Inc.	6,900	42,545
OPTEX Co., Ltd.	4,700	81,326
Panasonic Industrial Devices SUNX Co., Ltd.	12,205	52,738
Ryoden Trading Co., Ltd.	10,000	68,262
Ryosan Co., Ltd.	8,300	175,615
Sanshin Electronics Co., Ltd.	7,800	52,336
SIIX Corp.	7,100	116,512
Taiyo Yuden Co., Ltd.	7,300	90,235
Tomen Electronics Corp.	5,200	83,061
Topcon Corp.	7,700	126,508
UKC Holdings Corp.	2,900	50,152

Total Electronic Equipment, Instruments & Components		3,800,895
Investments	Shares	Value
Energy Equipment & Services – 0.4%
Modec, Inc.	3,600	$91,307
Shinko Plantech Co., Ltd.	18,500	143,531
Toyo Kanetsu K.K.	24,000	61,291

Total Energy Equipment & Services		296,129
Food & Staples Retailing – 3.5%
Ain Pharmaciez, Inc.	1,431	66,350
Arcs Co., Ltd.	10,400	203,385
Belc Co., Ltd.	5,200	98,865
Cawachi Ltd.	4,700	89,541
COSMOS Pharmaceutical Corp.	300	35,131
Create SD Holdings Co., Ltd.	2,800	94,888
Heiwado Co., Ltd.	7,800	109,898
Izumiya Co., Ltd.	11,000	55,328
Kasumi Co., Ltd.	13,000	88,110
Kato Sangyo Co., Ltd.	7,800	166,248
Matsumotokiyoshi Holdings Co., Ltd.	8,800	280,701
MINISTOP Co., Ltd.	4,600	74,549
Mitsubishi Shokuhin Co., Ltd.	7,700	174,883
SAN-A Co., Ltd.	4,300	127,140
Tsuruha Holdings, Inc.	2,600	256,251
UNY Group Holdings Co., Ltd.	64,300	383,359
Valor Co., Ltd.	7,800	98,234
Welcia Holdings Co., Ltd.	2,100	118,474
Yokohama Reito Co., Ltd.	13,000	108,433

Total Food & Staples Retailing		2,629,768
Food Products – 3.8%
Ariake Japan Co., Ltd.	5,200	120,880
Ezaki Glico Co., Ltd.	21,000	278,749
Fuji Oil Co., Ltd.	12,900	165,595
Hokuto Corp.	8,300	173,036
Itoham Foods, Inc.	32,000	146,041
J-Oil Mills, Inc.	39,000	104,141
Kagome Co., Ltd.	11,800	200,400
Kyokuyo Co., Ltd.	26,000	66,146
Marudai Food Co., Ltd.	28,000	83,197
Maruha Nichiro Corp.*	6,800	110,268
Mitsui Sugar Co., Ltd.	34,000	130,077
Morinaga & Co., Ltd.	65,000	142,642
Morinaga Milk Industry Co., Ltd.	52,000	167,636
Nichirei Corp.	52,000	220,149
Nippon Beet Sugar Manufacturing Co., Ltd.	49,000	95,160
Nippon Flour Mills Co., Ltd.	36,000	197,504
Nisshin Oillio Group Ltd. (The)	46,000	150,080
Rock Field Co., Ltd.	3,000	57,008
Sakata Seed Corp.	7,300	100,655
Showa Sangyo Co., Ltd.	26,000	85,080
Starzen Co., Ltd.	26,000	69,680
Yonekyu Corp.	5,200	40,596

Total Food Products		2,904,720
Gas Utilities – 0.3%
Hokkaido Gas Co., Ltd.	26,000	71,447
Saibu Gas Co., Ltd.	52,000	131,786

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
Shizuoka Gas Co., Ltd.	9,400	$57,504

Total Gas Utilities		260,737
Health Care Equipment & Supplies – 1.2%
EIKEN CHEMICAL Co., Ltd.	4,700	81,828
Hogy Medical Co., Ltd.	2,600	133,301
MANI, Inc.	2,600	108,054
Nagaileben Co., Ltd.	7,700	164,565
Nihon Kohden Corp.	6,000	239,744
Nikkiso Co., Ltd.	5,000	55,639
Paramount Bed Holdings Co., Ltd.	3,703	115,960

Total Health Care Equipment & Supplies		899,091
Health Care Providers & Services – 0.7%
BML, Inc.	3,000	112,880
Nichii Gakkan Co.	9,100	84,740
Ship Healthcare Holdings, Inc.	3,459	133,006
Toho Holdings Co., Ltd.	5,500	116,638
Vital KSK Holdings, Inc.	7,800	59,001

Total Health Care Providers & Services		506,265
Hotels, Restaurants & Leisure – 2.7%
Aeon Fantasy Co., Ltd.	2,600	33,199
Doutor Nichires Holdings Co., Ltd.	10,300	181,726
Ichibanya Co., Ltd.	2,748	113,538
Kyoritsu Maintenance Co., Ltd.	2,600	87,857
MOS Food Services, Inc.	2,600	52,462
Ohsho Food Service Corp.	5,400	181,949
Plenus Co., Ltd.	13,000	302,830
Resorttrust, Inc.	17,900	277,577
Round One Corp.	26,000	223,178
Saizeriya Co., Ltd.	5,200	64,681
St. Marc Holdings Co., Ltd.	2,600	128,252
TOKYO DOME Corp.	9,000	46,317
Tokyotokeiba Co., Ltd.	26,000	77,759
Toridoll.Corp.	5,532	52,696
WATAMI Co., Ltd.	5,200	76,093
Zensho Holdings Co., Ltd.	15,600	153,145

Total Hotels, Restaurants & Leisure		2,053,259
Household Durables – 1.9%
Cleanup Corp.	9,600	96,573
Foster Electric Co., Ltd.	3,000	36,588
France Bed Holdings Co., Ltd.	52,000	97,451
Fujitsu General Ltd.	8,000	77,371
Iida Group Holdings Co., Ltd.	33,771	468,600
JVCKENWOOD Corp.*	24,900	60,204
Misawa Homes Co., Ltd.	4,800	61,850
PanaHome Corp.	32,000	220,304
Pressance Corp.	2,600	67,559
Tamron Co., Ltd.	5,300	125,829
TOA Corp.	5,300	53,883
Token Corp.	2,080	94,724

Total Household Durables		1,460,936
Investments	Shares	Value
Household Products – 0.7%
Lion Corp.	45,000	$266,981
Pigeon Corp.	5,600	253,396

Total Household Products		520,377
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	30,000	256,931
Internet & Catalog Retail – 1.0%
ASKUL Corp.	7,800	246,152
Belluna Co., Ltd.	16,300	81,037
Nissen Holdings Co., Ltd.	18,200	74,224
Senshukai Co., Ltd.	13,000	106,287
Start Today Co., Ltd.	10,200	261,772

Total Internet & Catalog Retail		769,472
Internet Software & Services – 0.5%
GMO Internet, Inc.	15,800	157,870
Gurunavi, Inc.	10,400	146,429
Internet Initiative Japan, Inc.	2,000	48,376

Total Internet Software & Services		352,675
IT Services – 1.6%
Ines Corp.	17,300	119,438
Information Services International-Dentsu Ltd.	5,200	63,520
IT Holdings Corp.	12,300	202,323
NEC Networks & System Integration Corp.	9,800	199,645
NET One Systems Co., Ltd.	31,200	212,373
Nihon Unisys, Ltd.	13,000	127,368
NS Solutions Corp.	11,000	249,939

Total IT Services		1,174,606
Leisure Products – 1.4%
Daikoku Denki Co., Ltd.	5,500	118,988
Dunlop Sports Co., Ltd.	11,750	142,846
Fields Corp.	8,100	117,900
Mars Engineering Corp.	5,500	103,768
Mizuno Corp.	26,000	146,682
TOMY Co., Ltd.	18,200	84,474
Universal Entertainment Corp.	17,400	318,314

Total Leisure Products		1,032,972
Machinery – 7.1%
Aida Engineering Ltd.	18,200	173,544
Asahi Diamond Industrial Co., Ltd.	13,000	165,743
Bando Chemical Industries Ltd.	21,000	86,459
Chugai Ro Co., Ltd.	26,000	58,824
CKD Corp.	8,000	76,438
Daifuku Co., Ltd.	15,500	192,047
DMG MORI SEIKI Co., Ltd.	17,700	224,290
Fujitec Co., Ltd.	15,000	203,476
Furukawa Co., Ltd.	50,000	90,304
GLORY Ltd.	10,400	285,688
Hitachi Koki Co., Ltd.	31,200	245,092
Hitachi Zosen Corp.	20,800	99,370
ISEKI & Co., Ltd.	26,000	68,923
Kitz Corp.	18,200	89,246

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,671	$96,452
Makino Milling Machine Co., Ltd.	8,000	56,474
Meidensha Corp.	32,000	142,001
Minebea Co., Ltd.	57,000	508,093
Mitsui Engineering & Shipbuilding Co., Ltd.	130,000	275,186
Miura Co., Ltd.	7,200	198,623
Nachi-Fujikoshi Corp.	26,000	171,676
Nitta Corp.	4,800	89,675
Noritake Co., Ltd.	35,000	88,702
Obara Group, Inc.	2,600	97,577
Oiles Corp.	6,000	128,582
OKUMA Corp.	19,000	153,867
OSG Corp.	13,000	225,955
Ryobi Ltd.	33,000	100,937
SHIMA SEIKI MFG., Ltd.	3,900	60,137
Shinmaywa Industries Ltd.	8,000	73,176
Sintokogio, Ltd.	7,200	55,162
Sodick Co., Ltd.	13,000	48,978
Star Micronics Co., Ltd.	13,000	157,033
Tadano Ltd.	7,000	91,217
Tocalo Co., Ltd.	4,900	77,745
Torishima Pump Manufacturing Co., Ltd.	5,200	64,277
Toshiba Machine Co., Ltd.	26,000	123,202
Tsubakimoto Chain Co.	19,000	136,156
Tsugami Corp.	9,000	53,921
Union Tool Co.	3,000	68,748

Total Machinery		5,402,996
Marine – 0.3%
Japan Transcity Corp.	19,000	58,669
Kawasaki Kisen Kaisha, Ltd.	80,000	173,229

Total Marine		231,898
Media – 1.9%
Asatsu-DK, Inc.	4,900	101,487
Avex Group Holdings, Inc.	6,900	121,471
CyberAgent, Inc.	9,237	354,286
Daiichikosho Co., Ltd.	11,300	342,890
Gakken Holdings Co., Ltd.	19,000	52,950
Kadokawa Corp.	2,600	83,439
OPT, Inc.	5,532	42,275
Proto Corp.	5,532	77,083
Toei Co., Ltd.	20,000	120,406
Zenrin Co., Ltd.	10,400	105,227

Total Media		1,401,514
Metals & Mining – 2.1%
Aichi Steel Corp.	32,000	126,154
Asahi Holdings, Inc.	11,000	178,910
Kurimoto, Ltd.	17,000	37,636
Kyoei Steel Ltd.	5,200	92,402
Mitsui Mining & Smelting Co., Ltd.	74,000	171,015
Neturen Co., Ltd.	8,400	53,670
Nippon Denko Co., Ltd.	22,000	58,747
Nisshin Steel Holdings Co., Ltd.	5,532	47,432
Nittetsu Mining Co., Ltd.	19,000	74,535
Investments	Shares	Value
OSAKA Titanium Technologies Co., Ltd.	3,000	$52,085
Toho Zinc Co., Ltd.	26,000	79,021
Topy Industries Ltd.	47,000	83,061
Toyo Kohan Co., Ltd.	26,000	127,747
UACJ Corp.	100,532	415,853

Total Metals & Mining		1,598,268
Multiline Retail – 1.0%
Fuji Co., Ltd.	2,600	47,918
H2O Retailing Corp.	23,000	183,803
Izumi Co., Ltd.	10,400	308,006
Parco Co., Ltd.	15,600	133,149
Seria Co., Ltd.	2,046	75,991

Total Multiline Retail		748,867
Oil, Gas & Consumable Fuels – 0.8%
Itochu Enex Co., Ltd.	31,300	180,229
Nippon Coke & Engineering Co., Ltd.	78,000	93,917
Nippon Gas Co., Ltd.	5,200	79,476
San-Ai Oil Co., Ltd.	26,000	159,557
Sinanen Co., Ltd.	26,000	99,723

Total Oil, Gas & Consumable Fuels		612,902
Paper & Forest Products – 0.9%
Daiken Corp.	29,000	79,128
Daio Paper Corp.	22,000	264,679
Hokuetsu Kishu Paper Co., Ltd.	50,000	251,493
Tokushu Tokai Paper Co., Ltd.	28,000	62,533

Total Paper & Forest Products		657,833
Personal Products – 1.4%
Kobayashi Pharmaceutical Co., Ltd.	5,300	306,210
Kose Corp.	8,400	276,506
Mandom Corp.	4,700	170,229
Pola Orbis Holdings, Inc.	7,266	289,624

Total Personal Products		1,042,569
Pharmaceuticals – 2.8%
Fuji Pharma Co., Ltd.	2,600	51,073
Fuso Pharmaceutical Industries, Ltd.	26,000	91,897
Kaken Pharmaceutical Co., Ltd.	26,000	412,021
KYORIN Holdings, Inc.	13,000	248,803
Mochida Pharmaceutical Co., Ltd.	2,600	186,571
Nichi-Iko Pharmaceutical Co., Ltd.	8,100	125,057
Nippon Shinyaku Co., Ltd.	2,000	38,005
ROHTO Pharmaceutical Co., Ltd.	10,900	192,842
Sawai Pharmaceutical Co., Ltd.	4,300	264,301
Towa Pharmaceutical Co., Ltd.	2,600	112,473
Tsumura & Co.	11,800	284,158
ZERIA Pharmaceutical Co., Ltd.	3,800	77,339

Total Pharmaceuticals		2,084,540
Professional Services – 0.8%
Meitec Corp.	13,000	369,860
Nomura Co., Ltd.	8,900	69,568
Temp Holdings Co., Ltd.	5,200	138,249

Total Professional Services		577,677

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
Real Estate Management & Development – 1.0%
Airport Facilities Co., Ltd.	13,000	$96,189
DAIBIRU Corp.	13,000	138,855
Daikyo, Inc.	46,000	92,460
Heiwa Real Estate Co., Ltd.	5,200	83,212
Jowa Holdings Co., Ltd.	4,600	152,090
Relo Holdings, Inc.	2,748	150,228
Tokyu Fudosan Holdings Corp.	7,700	57,572

Total Real Estate Management & Development		770,606
Road & Rail – 2.8%
Fukuyama Transporting Co., Ltd.	48,000	288,974
Hitachi Transport System, Ltd.	13,900	226,212
Ichinen Holdings Co., Ltd.	7,300	55,432
Maruzen Showa Unyu Co., Ltd.	26,000	87,857
Nankai Electric Railway Co., Ltd.	55,838	216,878
Nippon Konpo Unyu Soko Co., Ltd.	15,600	275,539
Nishi-Nippon Railroad Co., Ltd.	52,000	196,922
Sankyu, Inc.	53,000	199,165
Seino Holdings Co., Ltd.	25,000	238,627
Senko Co., Ltd.	30,000	130,504
Sotetsu Holdings, Inc.	61,000	223,897

Total Road & Rail		2,140,007
Semiconductors & Semiconductor Equipment – 0.8%
Axell Corp.	6,000	98,461
Lasertec Corp.	5,200	58,673
MegaChips Corp.	7,600	89,295
Mimasu Semiconductor Industry Co., Ltd.	7,800	69,604
Sanken Electric Co., Ltd.	15,000	106,326
Shinko Electric Industries Co., Ltd.	18,200	131,660
Tokyo Seimitsu Co., Ltd.	4,400	77,631

Total Semiconductors & Semiconductor Equipment		631,650
Software – 1.5%
Capcom Co., Ltd.	15,200	288,990
DTS Corp.	5,200	91,190
Fuji Soft, Inc.	4,700	100,266
MTI Ltd.	11,400	62,101
SQUARE ENIX HOLDINGS Co., Ltd.	22,600	466,330
Systena Corp.	12,600	90,904

Total Software		1,099,781
Specialty Retail – 5.0%
Adastria Holdings Co., Ltd	5,140	128,469
Alpen Co., Ltd.	7,800	141,178
AOKI Holdings, Inc.	13,200	187,903
Aoyama Trading Co., Ltd.	12,500	328,931
Arcland Sakamoto Co., Ltd.	2,748	52,433
AUTOBACS SEVEN Co., Ltd.	26,000	401,418
Chiyoda Co., Ltd.	7,800	169,429
DCM Holdings Co., Ltd.	27,900	186,930
EDION Corp.	34,100	190,392
Gulliver International Co., Ltd.	12,600	98,001
Honeys Co., Ltd.	6,340	61,501
Investments	Shares	Value
Keiyo Co., Ltd.	13,000	$59,077
Kohnan Shoji Co., Ltd.	8,200	83,206
Komeri Co., Ltd.	5,400	147,185
Konaka Co., Ltd.	7,800	54,305
K’s Holdings Corp.	9,600	267,441
Kyoto Kimono Yuzen Co., Ltd.	8,200	80,658
NAFCO Co., Ltd.	2,600	38,374
Nishimatsuya Chain Co., Ltd.	4,900	35,637
Pal Co., Ltd.	2,800	53,915
RIGHT ON Co., Ltd.	7,800	52,336
Shimachu Co., Ltd.	10,700	233,772
T-Gaia Corp.	26,400	238,660
United Arrows Ltd.	5,200	192,882
VT HOLDINGS Co., Ltd.	17,354	95,882
Xebio Co., Ltd.	7,800	135,952
Yellow Hat Ltd.	4,700	94,105

Total Specialty Retail		3,809,972
Technology Hardware, Storage & Peripherals – 0.7%
Melco Holdings, Inc.	5,200	76,547
Riso Kagaku Corp.	4,882	121,025
Roland DG Corp.	2,600	103,131
Toshiba TEC Corp.	39,000	222,294

Total Technology Hardware, Storage & Peripherals		522,997
Textiles, Apparel & Luxury Goods – 2.1%
Fujibo Holdings, Inc.	26,000	68,418
Gunze Ltd.	72,000	191,562
Japan Vilene Co., Ltd.	18,000	102,073
Japan Wool Textile Co., Ltd. (The)	23,000	178,667
Kurabo Industries Ltd.	73,000	131,844
Onward Holdings Co., Ltd.	44,000	305,481
Sanyo Shokai Ltd.	39,000	113,988
Seiko Holdings Corp.	7,000	27,936
Seiren Co., Ltd.	13,000	107,171
Wacoal Holdings Corp.	32,000	327,193
Yondoshi Holdings, Inc.	2,900	49,927

Total Textiles, Apparel & Luxury Goods		1,604,260
Trading Companies & Distributors – 3.6%
ADVAN Co., Ltd.	5,800	67,752
Daiichi Jitsugyo Co., Ltd.	21,000	93,596
Hanwa Co., Ltd.	56,000	217,507
Inaba Denki Sangyo Co., Ltd.	8,800	283,692
Inabata & Co., Ltd.	15,400	157,312
Iwatani Corp.	44,000	287,964
Kamei Corp.	5,800	43,422
Kanamoto Co., Ltd.	2,200	64,514
Kuroda Electric Co., Ltd.	6,600	107,089
Mitani Corp.	4,900	109,434
Mitsui Matsushima Co., Ltd.	44,527	68,746
Nagase & Co., Ltd.	20,800	257,513
Nippon Steel & Sumikin Bussan Corp.	92,960	298,779
Onoken Co., Ltd.	7,800	93,538
Shinsho Corp.	26,000	53,270

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Schedule of Investments (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2014

Investments	Shares	Value
Trusco Nakayama Corp.	5,200	$120,274
Wakita & Co., Ltd.	9,745	114,024
Yamazen Corp.	18,200	120,349
Yuasa Trading Co., Ltd.	77,000	157,761

Total Trading Companies & Distributors		2,716,536
Transportation Infrastructure – 0.5%
Japan Airport Terminal Co., Ltd.	7,100	184,834
Nissin Corp.	26,000	74,224
Sumitomo Warehouse Co., Ltd. (The)	27,000	131,874

Total Transportation Infrastructure		390,932
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $75,591,485)		74,581,515
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.4%		1,032,248

NET ASSETS – 100.0%		$75,613,763
*	Non-income producing security.

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 97.0%
Brazil – 14.9%
Ambev S.A.	120,002	$901,411
CCR S.A.	28,800	222,334
Cia de Saneamento Basico do Estado de Sao Paulo	2,700	25,247
Cia Hering	4,000	48,535
Cielo S.A.	11,900	381,338
EcoRodovias Infraestrutura e Logistica S.A.	4,000	24,108
Itau Unibanco Holding S.A.	22,400	316,965
Localiza Rent a Car S.A.	800	11,770
Lojas Renner S.A.	1,700	48,382
M Dias Branco S.A.	800	32,404
Marisa Lojas S.A.	1,600	10,920
Odontoprev S.A.	8,800	35,177
Petroleo Brasileiro S.A.	63,900	423,640
Souza Cruz S.A.	27,200	248,314
Tegma Gestao Logistica	1,600	13,536
Ultrapar Participacoes S.A.	5,600	136,271
WEG S.A.	7,200	101,148

Total Brazil		2,981,500
Chile – 0.6%
CFR Pharmaceuticals S.A.	40,558	8,108
SACI Falabella	12,680	111,107

Total Chile		119,215
China – 7.6%
Air China Ltd. Class H	32,000	18,894
China International Marine Containers Group Co., Ltd. Class H	16,000	37,086
China Minsheng Banking Corp., Ltd. Class H	132,000	132,390
China National Building Material Co., Ltd. Class H	80,000	80,237
China Pacific Insurance Group Co., Ltd. Class H	22,400	79,989
China Telecom Corp., Ltd. Class H	784,000	362,839
Great Wall Motor Co., Ltd. Class H	12,000	60,177
PetroChina Co., Ltd. Class H	416,000	453,162
Ping An Insurance Group Co. of China Ltd. Class H	16,000	132,628
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	27,351
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	7,200	16,373
Sinopharm Group Co., Ltd. Class H	16,000	43,831
Wumart Stores, Inc. Class H	16,000	15,594
Zhuzhou CSR Times Electric Co., Ltd. Class H	8,000	26,969
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	32,000	22,277

Total China		1,509,797
India – 1.2%
Infosys Ltd. ADR	3,353	181,665
Tata Motors Ltd. ADR	980	34,702
Wipro Ltd. ADR	2,430	32,562

Total India		248,929
Indonesia – 12.4%
PT AKR Corporindo Tbk	28,000	11,917
PT Astra Agro Lestari Tbk	24,000	54,930
PT Astra International Tbk	591,500	384,006
Investments	Shares	Value
PT Bank Central Asia Tbk	132,000	$123,169
PT Bank Mandiri Persero Tbk	227,400	189,166
PT Bank Negara Indonesia Persero Tbk	228,000	99,549
PT Bank Rakyat Indonesia Persero Tbk*	335,500	282,783
PT Gudang Garam Tbk	16,000	69,578
PT Harum Energy Tbk	104,000	20,003
PT Indocement Tunggal Prakarsa Tbk	40,000	82,306
PT Indofood CBP Sukses Makmur Tbk	36,000	32,007
PT Jasa Marga Persero Tbk	52,000	27,465
PT Kalbe Farma Tbk	335,500	43,267
PT Media Nusantara Citra Tbk	80,000	18,521
PT Perusahaan Gas Negara Persero Tbk	407,500	183,841
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	140,000	27,236
PT Semen Indonesia Persero Tbk	120,000	166,902
PT Surya Citra Media Tbk	120,000	33,803
PT Tambang Batubara Bukit Asam Persero Tbk	60,000	49,252
PT Telekomunikasi Indonesia Persero Tbk	1,500,500	292,571
PT Unilever Indonesia Tbk	68,000	175,088
PT United Tractors Tbk	64,000	116,901

Total Indonesia		2,484,261
Malaysia – 2.7%
AirAsia Bhd	25,600	19,991
Berjaya Sports Toto Bhd	30,400	36,958
British American Tobacco Malaysia Bhd	5,600	101,385
Carlsberg Brewery Malaysia Bhd	7,200	28,707
Dialog Group Bhd	15,200	16,711
DRB-Hicom Bhd	17,600	13,312
Gamuda Bhd	27,200	39,232
Hartalega Holdings Bhd	6,400	13,425
Kuala Lumpur Kepong Bhd	16,000	118,573
Malaysia Marine and Heavy Engineering Holdings Bhd	23,200	26,713
Nestle (Malaysia) Bhd	4,000	81,678
Tan Chong Motor Holdings Bhd	7,200	12,193
Top Glove Corp. Bhd	6,400	9,702
UOA Development Bhd	18,600	12,360

Total Malaysia		530,940
Mexico – 9.5%
Alsea S.A.B de C.V.	5,600	20,385
America Movil S.A.B de C.V. Series L	454,900	451,109
Arca Continental S.A.B de C.V.	11,200	66,932
Fomento Economico Mexicano S.A.B de C.V.	24,000	223,672
Grupo Bimbo S.A.B de C.V. Series A	10,400	28,087
Grupo Financiero Santander Mexico S.A.B de C.V. Class B	91,100	223,338
Grupo Mexico S.A.B. de C.V. Series B	116,900	369,368
Kimberly-Clark de Mexico S.A.B de C.V. Class A	43,200	115,741
Wal-Mart de Mexico S.A.B de C.V. Series V	167,100	396,724

Total Mexico		1,895,356
Philippines – 2.2%
Aboitiz Power Corp.	167,100	138,614
Ayala Land, Inc.	49,700	33,137

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Schedule of Investments (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

March 31, 2014

Investments	Shares	Value
Jollibee Foods Corp.	5,430	$20,705
Manila Water Co., Inc.	19,200	10,233
Semirara Mining Corp.	7,430	67,930
SM Investments Corp.	3,800	59,739
SM Prime Holdings, Inc.	130,300	42,421
Universal Robina Corp.	21,190	67,097

Total Philippines		439,876
Russia – 11.3%
LSR Group OJSC GDR*	6,144	16,896
Magnit OJSC Reg S GDR	1,683	92,228
MegaFon OAO GDR	17,996	506,587
MMC Norilsk Nickel OJSC ADR	67,484	1,122,259
NovaTek OAO Reg S GDR	2,423	266,530
Uralkali OJSC Reg S GDR	10,860	257,708

Total Russia		2,262,208
South Africa – 14.3%
Adcock Ingram Holdings Ltd.	1,731	9,710
AVI Ltd.	5,551	29,835
Bidvest Group Ltd.	4,071	107,760
Capitec Bank Holdings Ltd.	1,119	20,693
Clicks Group Ltd.	2,777	17,307
FirstRand Ltd.	96,073	329,746
Foschini Group Ltd. (The)	5,551	56,550
Imperial Holdings Ltd.	3,503	62,780
Kumba Iron Ore Ltd.	10,255	368,552
Life Healthcare Group Holdings Ltd.	13,072	47,861
Massmart Holdings Ltd.	2,527	33,035
Mr. Price Group Ltd.	3,431	51,348
MTN Group Ltd.	36,454	747,075
Oceana Group Ltd.	1,671	14,386
Pick n Pay Stores Ltd.	5,319	26,095
Shoprite Holdings Ltd.	4,519	68,400
Spar Group Ltd. (The)	3,159	36,498
Tiger Brands Ltd.	2,487	64,379
Truworths International Ltd.	8,784	64,515
Vodacom Group Ltd.	49,268	608,900
Woolworths Holdings Ltd.	12,560	87,627

Total South Africa		2,853,052
South Korea – 1.1%
Coway Co., Ltd.	759	53,265
Grand Korea Leisure Co., Ltd.	1,120	46,033
Huchems Fine Chemical Corp.	1,440	29,153
Iljin Display Co., Ltd.	1,320	19,717
KEPCO Plant Service & Engineering Co., Ltd.	655	41,720
OCI Materials Co., Ltd.	647	22,429

Total South Korea		212,317
Taiwan – 6.9%
President Chain Store Corp.	8,000	56,482
Richtek Technology Corp.	8,000	47,681
Taiwan Semiconductor Manufacturing Co., Ltd.	325,000	1,264,674

Total Taiwan		1,368,837
Investments	Shares	Value
Thailand – 10.4%
Advanced Info Service PCL NVDR	54,400	$378,989
Bangkok Dusit Medical Services PCL NVDR	12,800	52,478
BEC World PCL NVDR	42,400	71,233
Bumrungrad Hospital PCL NVDR	15,200	45,099
Central Pattana PCL NVDR	33,600	48,681
Charoen Pokphand Foods PCL NVDR	142,300	122,824
CP ALL PCL NVDR	112,100	150,319
Hemaraj Land And Development PCL NVDR	283,900	27,305
Indorama Ventures PCL NVDR	86,800	61,274
Kasikornbank PCL NVDR	28,600	156,930
L.P.N. Development PCL NVDR	43,200	21,307
Land and Houses PCL NVDR	186,300	55,132
Major Cineplex Group PCL NVDR	51,100	29,771
Minor International PCL NVDR	48,000	36,695
Quality Houses PCL NVDR	269,500	25,089
Shin Corp. PCL NVDR	78,500	186,933
Siam Cement PCL (The) NVDR	16,200	208,742
Siam City Cement PCL NVDR	3,400	36,264
Siam Commercial Bank PCL NVDR	38,500	186,922
Sri Trang Agro-Industry PCL NVDR	71,100	33,534
Thai Oil PCL NVDR	51,200	83,650
Thai Stanley Electric PCL NVDR	3,400	21,276
VGI Global Media PCL NVDR	74,984	26,351

Total Thailand		2,066,798
Turkey – 1.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	4,511	50,188
Aselsan Elektronik Sanayi ve Ticaret A.S.	4,351	17,512
BIM Birlesik Magazalar A.S.	2,551	57,478
Coca-Cola Icecek A.S.	751	18,080
Koza Altin Isletmeleri A.S.	2,751	23,855
TAV Havalimanlari Holding A.S.	5,895	47,398
Turk Hava Yollari	10,968	33,788
Turk Traktor ve Ziraat Makineleri A.S.	1,407	36,175
Ulker Biskuvi Sanayi A.S.	5,143	36,183
Yapi ve Kredi Bankasi A.S.	29,427	55,850

Total Turkey		376,507
TOTAL COMMON STOCKS (Cost: $19,218,737)		19,349,593
EXCHANGE-TRADED NOTE – 2.6%
United States – 2.6%
iPath MSCI India Index ETN* (Cost: $433,187)	8,437	511,535
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $19,651,924)		19,861,128
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		78,346

NET ASSETS – 100.0%		$19,939,474

ADR – American Depositary Receipt

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

136	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 97.5%
Brazil – 13.9%
AES Tiete S.A.	10,400	$72,821
Ambev S.A.	88,242	662,842
Arezzo Industria e Comercio S.A.	1,600	19,499
BR Malls Participacoes S.A.	33,000	286,346
Cia de Saneamento Basico do Estado de Sao Paulo	20,000	187,015
Cia Hering	4,000	48,535
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	16,000	96,858
Direcional Engenharia S.A.	8,800	39,038
EcoRodovias Infraestrutura e Logistica S.A.	6,400	38,573
Estacio Participacoes S.A.	3,200	32,418
Even Construtora e Incorporadora S.A.	12,800	43,111
Grendene S.A.	8,800	60,526
Helbor Empreendimentos S.A.	13,600	47,794
Lojas Americanas S.A.	12,800	80,776
Lojas Renner S.A.	2,400	68,304
M Dias Branco S.A.	2,400	97,212
Marisa Lojas S.A.	4,800	32,759
MRV Engenharia e Participacoes S.A.	30,400	108,990
Natura Cosmeticos S.A.	8,800	148,662
Rodobens Negocios Imobiliarios S.A.	3,200	16,734
Santos Brasil Participacoes S.A.	2,400	17,815
Sonae Sierra Brasil S.A.	12,500	104,476
Souza Cruz S.A.	27,200	248,314
Sul America S.A.	22,500	151,064
Technos S.A.	1,600	10,636

Total Brazil		2,721,118
Chile – 0.4%
Empresas Hites S.A.	16,336	9,758
ENTEL Chile S.A.	3,929	47,818
Forus S.A.	5,390	23,850

Total Chile		81,426
China – 17.9%
Air China Ltd. Class H	224,000	132,256
China Eastern Airlines Corp., Ltd. Class H*	304,000	101,111
China Southern Airlines Co., Ltd. Class H	224,000	72,770
Chongqing Rural Commercial Bank Co., Ltd. Class H	380,000	166,558
Datang International Power Generation Co., Ltd. Class H	288,000	105,071
Dongfeng Motor Group Co., Ltd. Class H	368,000	520,899
Great Wall Motor Co., Ltd. Class H	68,000	341,006
Guangzhou Automobile Group Co., Ltd. Class H	64,000	67,242
Guangzhou R&F Properties Co., Ltd. Class H	102,400	147,586
Huadian Power International Corp., Ltd. Class H	96,000	46,657
Huaneng Power International, Inc. Class H	160,000	153,048
Jiangsu Expressway Co., Ltd. Class H	64,000	72,935
Lianhua Supermarket Holdings Co., Ltd. Class H	40,000	22,741
New China Life Insurance Co., Ltd. Class H*	32,000	96,738
PICC Property & Casualty Co., Ltd. Class H	272,000	372,389
Ping An Insurance Group Co. of China Ltd. Class H	93,000	770,899
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	36,467
Investments	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	28,978	$100,864
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,200	75,499
Tsingtao Brewery Co., Ltd. Class H	12,000	87,791
Wumart Stores, Inc. Class H	24,000	23,390

Total China		3,513,917
India – 7.3%
Adani Enterprises Ltd.	1,851	11,406
Apollo Tyres Ltd.	30,500	81,507
Bajaj Auto Ltd.	1,400	48,843
Bank of Baroda	5,726	69,103
Dena Bank Ltd.	21,000	21,273
Hero MotoCorp Ltd.	700	26,663
Hindustan Unilever Ltd.	24,700	250,443
Mahindra & Mahindra Ltd. GDR	19,890	324,207
Sun TV Network Ltd.	6,600	44,398
Tata Motors Ltd. ADR	14,727	521,483
Zee Entertainment Enterprises Ltd.	9,500	43,163

Total India		1,442,489
Indonesia – 9.1%
PT ACE Hardware Indonesia Tbk	279,000	18,420
PT Agung Podomoro Land Tbk	629,500	15,682
PT Alam Sutera Realty Tbk	363,500	19,039
PT Astra International Tbk	1,138,000	738,798
PT Bank Bukopin Tbk	263,000	14,817
PT Bank Pan Indonesia Tbk*	339,500	22,414
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	235,000	21,618
PT Bank Tabungan Negara Persero Tbk	235,000	26,582
PT Gajah Tunggal Tbk	178,500	33,390
PT Garuda Indonesia Persero Tbk*	502,992	22,006
PT Gudang Garam Tbk	40,000	173,944
PT Indofood CBP Sukses Makmur Tbk	76,000	67,571
PT Indofood Sukses Makmur Tbk	198,000	127,236
PT Japfa Comfeed Indonesia Tbk	335,000	41,580
PT Mayora Indah Tbk	14,500	38,292
PT Media Nusantara Citra Tbk	219,000	50,701
PT Mitra Adiperkasa Tbk	32,000	17,606
PT Pakuwon Jati Tbk	469,000	14,450
PT Panin Financial Tbk*	1,102,000	25,222
PT Ramayana Lestari Sentosa Tbk	145,000	17,742
PT Summarecon Agung Tbk	174,000	16,312
PT Surya Citra Media Tbk	136,000	38,310
PT Tiga Pilar Sejahtera Food Tbk	100,614	18,245
PT Unilever Indonesia Tbk	64,000	164,789
PT XL Axiata Tbk	128,000	49,577

Total Indonesia		1,794,343
Malaysia – 4.4%
AirAsia Bhd	119,500	93,316
Berjaya Sports Toto Bhd	33,200	40,363
British American Tobacco Malaysia Bhd	3,800	68,797
Carlsberg Brewery Malaysia Bhd	5,600	22,328

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	137

Schedule of Investments (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2014

Investments	Shares	Value
DRB-Hicom Bhd	87,900	$66,487
Dutch Lady Milk Industries Bhd	1,600	23,215
Fraser & Neave Holdings Bhd	8,000	44,146
Genting Malaysia Bhd	124,300	159,871
Guinness Anchor Bhd	5,600	24,146
Kulim (Malaysia) Bhd*	51,000	52,476
MBM Resources Bhd	18,400	18,313
Media Prima Bhd	32,200	23,271
Nestle (Malaysia) Bhd	2,300	46,965
Padini Holdings Bhd	26,400	15,441
Parkson Holdings Bhd	41,300	37,942
Star Publications Malaysia Bhd	29,600	21,483
UMW Holdings Bhd	27,200	91,458
UOA Development Bhd	22,400	14,885

Total Malaysia		864,903
Mexico – 10.1%
America Movil S.A.B de C.V. Series L	631,900	626,634
Arca Continental S.A.B de C.V.	18,400	109,959
Controladora Comercial Mexicana S.A.B de C.V.	42,100	175,095
Fomento Economico Mexicano S.A.B de C.V.	55,800	520,038
Genomma Lab Internacional S.A.B de C.V. Class B*	8,000	20,581
Grupo Televisa S.A.B Series CPO	43,700	291,595
Kimberly-Clark de Mexico S.A.B de C.V. Class A	36,400	97,522
Megacable Holdings S.A.B de C.V.	17,716	71,957
TV Azteca S.A.B de C.V.	128,300	78,364

Total Mexico		1,991,745
Philippines – 2.1%
Aboitiz Equity Ventures, Inc.	74,200	92,657
Aboitiz Power Corp.	128,300	106,428
Cebu Air, Inc.	16,800	17,963
First Philippine Holdings Corp.	21,790	35,228
Lopez Holdings Corp.	390,500	40,491
Security Bank Corp.	12,018	28,407
Universal Robina Corp.	26,920	85,241

Total Philippines		406,415
Poland – 0.4%
Cyfrowy Polsat S.A.*	9,505	67,259
Eurocash S.A.	1,395	18,464

Total Poland		85,723
Russia – 1.6%
Magnit OJSC GDR Reg S	5,038	276,083
OTCPharm*	4,033	1,371
Pharmstandard OJSC GDR*	4,033	35,087

Total Russia		312,541
South Africa – 12.4%
African Bank Investments Ltd.	63,152	64,546
Capitec Bank Holdings Ltd.	1,803	33,341
Cashbuild Ltd.	1,651	21,348
Clicks Group Ltd.	6,362	39,649
Clover Industries Ltd.	10,245	18,819
FirstRand Ltd.	106,836	366,687
Foschini Group Ltd. (The)	7,796	79,421
Investments	Shares	Value
Illovo Sugar Ltd.	14,363	$38,250
Imperial Holdings Ltd.	6,855	122,854
Lewis Group Ltd.	7,475	41,220
Life Healthcare Group Holdings Ltd.	10,059	36,830
Massmart Holdings Ltd.	3,489	45,612
Mr. Price Group Ltd.	5,150	77,074
MTN Group Ltd.	24,237	496,704
Oceana Group Ltd.	2,777	23,907
Pick n Pay Holdings Ltd.	25,802	55,122
Pick n Pay Stores Ltd.	7,347	36,044
Shoprite Holdings Ltd.	8,749	132,426
Spar Group Ltd. (The)	4,742	54,787
Sun International Ltd.	3,553	31,892
Super Group Ltd.*	11,631	31,793
Tiger Brands Ltd.	3,993	103,364
Truworths International Ltd.	12,479	91,654
Vodacom Group Ltd.	23,329	288,322
Woolworths Holdings Ltd.	14,587	101,769

Total South Africa		2,433,435
South Korea – 5.3%
Able C&C Co., Ltd.	455	14,020
Grand Korea Leisure Co., Ltd.	1,680	69,050
GS Home Shopping, Inc.	192	42,749
Handsome Co., Ltd.	1,040	25,793
Kangwon Land, Inc.	4,040	117,657
KT&G Corp.	3,905	293,485
LG Fashion Corp.	1,200	31,453
LG Household & Health Care Ltd.	160	69,069
LG International Corp.	1,840	48,746
LIG Insurance Co., Ltd.	1,280	37,638
Muhak Co., Ltd.*	1,153	25,347
Shinsegae Co., Ltd.	240	51,971
SK Telecom Co., Ltd.	1,095	221,685

Total South Korea		1,048,663
Taiwan – 2.3%
Cheng Shin Rubber Industry Co., Ltd.	64,000	182,632
E-LIFE MALL Corp.	8,000	16,760
Farglory Land Development Co., Ltd.	24,796	42,260
Hey Song Corp.	70,500	76,282
Standard Foods Corp.	8,000	21,804
Yulon Nissan Motor Co., Ltd.	8,000	101,404

Total Taiwan		441,142
Thailand – 4.4%
Advanced Info Service PCL NVDR	23,200	161,628
AP Thailand PCL NVDR	88,700	14,218
BEC World PCL NVDR	28,800	48,385
Big C Supercenter PCL NVDR	12,000	67,879
Bumrungrad Hospital PCL NVDR	7,200	21,362
CP ALL PCL NVDR	116,100	155,683
DSG International Thailand PCL NVDR	41,400	14,038
Electricity Generating PCL NVDR	16,000	64,612
Hemaraj Land and Development PCL NVDR	148,300	14,263
Home Product Center PCL NVDR	87,816	26,393

See Notes to Financial Statements.

138	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2014

Investments	Shares	Value
LPN Development PCL NVDR	24,000	$11,837
MCOT PCL NVDR	19,200	17,312
Pruksa Real Estate PCL NVDR	35,600	22,278
Quality Houses PCL NVDR	149,100	13,881
Robinson Department Store PCL NVDR	18,400	29,920
Sansiri PCL NVDR	217,900	12,695
Siam Future Development PCL NVDR	59,175	10,124
Supalai PCL NVDR	35,600	19,534
Thai Airways International PCL NVDR*	59,000	25,462
Thai Union Frozen Products PCL NVDR	37,200	78,838
Thai Vegetable Oil PCL NVDR	48,600	34,008

Total Thailand		864,350
Turkey – 5.9%
Albaraka Turk Katilim Bankasi A.S.*	19,387	13,866
Anadolu Efes Biracilik ve Malt Sanayii A.S.	9,151	101,811
BIM Birlesik Magazalar A.S.	3,121	70,322
Dogan Yayin Holding A.S.*	115,351	26,961
Dogus Otomotiv Servis ve Ticaret A.S.	8,581	31,649
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	27,560	32,466
Ford Otomotiv Sanayi A.S.	9,239	94,368
Goodyear Lastikleri TAS A.S.	510	12,802
Ipek Dogal Enerji Kaynaklari ve Uretim A.S.*	4,001	4,545
NET Holding A.S.	18,298	19,845
Tofas Turk Otomobil Fabrikasi A.S.	13,780	78,266
Turk Telekomunikasyon A.S.	79,369	220,758
Turkiye Halk Bankasi A.S.	36,808	227,985
Ulker Biskuvi Sanayi A.S.	5,798	40,791
Yapi ve Kredi Bankasi A.S.	95,512	181,273

Total Turkey		1,157,708
TOTAL COMMON STOCKS (Cost: $19,011,774)		19,159,918
PREFERRED STOCKS – 0.0%
India – 0.0%
Zee Entertainment Enterprises Ltd. (Cost: $3,219)	199,500	2,372
EXCHANGE-TRADED NOTES – 2.1%
United States – 2.1%
iPath MSCI India Index ETN* (Cost: $348,800)	6,600	400,158
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $19,363,793)		19,562,448
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		85,039

NET ASSETS – 100.0%		$19,647,487

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	139

Schedule of Investments

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 99.8%
Germany – 99.8%
Aerospace & Defense – 0.6%
MTU Aero Engines AG	657	$61,086
Air Freight & Logistics – 3.7%
Deutsche Post AG	9,327	346,698
Auto Components – 3.9%
Continental AG	1,147	274,910
ElringKlinger AG	205	8,084
Leoni AG	1,229	89,724

Total Auto Components		372,718
Automobiles – 15.9%
Bayerische Motoren Werke AG	4,261	538,059
Daimler AG	6,366	601,804
Volkswagen AG	1,411	357,827

Total Automobiles		1,497,690
Capital Markets – 2.2%
Deutsche Bank AG	4,619	206,740
Chemicals – 9.5%
BASF SE	4,025	447,569
Fuchs Petrolub SE	166	14,638
K+S AG	2,837	93,236
LANXESS AG	1,019	76,893
Linde AG	863	172,705
Symrise AG	1,645	82,209
Wacker Chemie AG	104	12,704

Total Chemicals		899,954
Commercial Services & Supplies – 1.1%
Bilfinger SE	823	104,458
Construction & Engineering – 1.0%
Hochtief AG	1,021	92,734
Construction Materials – 0.9%
HeidelbergCement AG	1,011	86,684
Diversified Financial Services – 1.9%
Deutsche Boerse AG	2,203	175,406
Diversified Telecommunication – 5.8%
Deutsche Telekom AG	33,736	545,405
Food Products – 0.7%
Suedzucker AG	2,387	68,018
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG	240	6,741
Health Care Providers & Services – 3.3%
Celesio AG	2,658	90,888
Fresenius Medical Care AG & Co. KGaA	1,461	101,990
Fresenius SE & Co. KGaA	764	119,619

Total Health Care Providers & Services		312,497
Household Products – 1.4%
Henkel AG & Co. KGaA	1,280	128,695
Investments	Shares	Value
Industrial Conglomerates – 6.5%
Rheinmetall AG	1,351	$95,056
Siemens AG	3,847	518,018

Total Industrial Conglomerates		613,074
Insurance – 10.0%
Allianz SE	2,584	436,983
Muenchener Rueckversicherungs-Gesellschaft AG	1,766	386,031
Talanx AG	3,305	118,934

Total Insurance		941,948
Internet & Catalog Retail – 0.1%
Takkt AG	345	7,608
IT Services – 0.2%
Bechtle AG	120	10,342
Wirecard AG	107	4,442

Total IT Services		14,784
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	90	5,827
Machinery – 2.5%
DMG MORI SEIKI AG	247	7,570
Duerr AG	159	12,272
GEA Group AG	1,949	89,128
Krones AG	83	7,930
KUKA AG	48	2,350
MAN SE	750	95,616
Norma Group SE	149	7,899
Pfeiffer Vacuum Technology AG	81	9,899
Wacker Neuson SE	401	6,922

Total Machinery		239,586
Media – 1.5%
Axel Springer SE	2,009	128,629
CTS Eventim AG	179	11,941

Total Media		140,570
Metals & Mining – 0.7%
Aurubis AG	1,075	58,413
Salzgitter AG	109	4,310

Total Metals & Mining		62,723
Multi-Utilities – 8.6%
E.ON SE	22,783	445,575
RWE AG	9,155	371,723

Total Multi-Utilities		817,298
Personal Products – 1.0%
Beiersdorf AG	1,021	99,629
Pharmaceuticals – 6.6%
Bayer AG	3,533	478,074
Merck KGaA	817	137,657
Stada Arzneimittel AG	177	7,578

Total Pharmaceuticals		623,309
Semiconductors & Semiconductor – 0.1%
SMA Solar Technology AG	156	8,278

See Notes to Financial Statements.

140	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2014

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 1.1%
Infineon Technologies AG	8,938	$106,705
Software – 3.4%
SAP AG	3,797	307,503
Software AG	345	12,501

Total Software		320,004
Speciality Retail – 1.0%
Fielmann AG	691	92,885
Technology Hardware, Storage & Peripherals – 0.1%
Wincor Nixdorf AG	162	11,644
Textiles, Apparel & Luxury Goods – 2.6%
Adidas AG	1,061	114,851
Gerry Weber International AG	225	11,130
Hugo Boss AG	921	122,595

Total Textiles, Apparel & Luxury Goods		248,576
Trading Companies & Distributors – 1.0%
BayWa AG	114	6,485
Brenntag AG	502	93,162

Total Trading Companies & Distributors		99,647
Transportation Infrastructure – 0.7%
Hamburger Hafen und Logistik AG	2,677	64,365
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $8,820,996)		9,423,984
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		18,870

NET ASSETS – 100.0%		$9,442,854

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	141

Schedule of Investments

WisdomTree Korea Hedged Equity Fund (DXKW)

March 31, 2014

Investments	Shares	Value
COMMON STOCKS – 100.0%
South Korea – 100.0%
Aerospace & Defense – 0.5%
Korea Aerospace Industries Ltd.	1,430	$45,609
Air Freight & Logistics – 3.1%
Hyundai Glovis Co., Ltd.	1,134	257,279
Airlines – 2.0%
Korean Air Lines Co., Ltd.*	4,590	166,231
Auto Components – 9.3%
Halla Visteon Climate Control Corp.	3,220	147,017
Hyundai Mobis	1,329	393,288
Kumho Tire Co., Inc.*	5,870	73,344
Mando Corp.	501	63,540
Nexen Tire Corp.	6,130	77,744

Total Auto Components		754,933
Automobiles – 9.9%
Hyundai Motor Co.	1,748	412,183
Kia Motors Corp.	7,071	393,922

Total Automobiles		806,105
Building Products – 0.4%
LG Hausys Ltd.	207	30,920
Chemicals – 9.7%
Kumho Petro Chemical Co., Ltd.	488	40,252
LG Chem Ltd.	1,661	396,349
Lotte Chemical Corp.	1,642	290,005
OCI Co., Ltd.*	209	34,852
SK Chemicals Co., Ltd.	478	28,246

Total Chemicals		789,704
Construction & Engineering – 6.6%
Daelim Industrial Co., Ltd.	3,301	268,868
Doosan Heavy Industries & Construction Co., Ltd.	410	13,539
Hyundai Engineering & Construction Co., Ltd.	4,280	225,168
KEPCO Engineering & Construction Co., Inc.	468	28,886

Total Construction & Engineering		536,461
Diversified Financial Services – 0.8%
Hankook Tire Worldwide Co., Ltd.	3,190	63,084
Electrical Equipment – 0.8%
LS Industrial Systems Co., Ltd.	992	62,626
Electronic Equipment, Instruments & Components – 5.5%
LG Display Co., Ltd.*	3,170	79,365
Samsung Electro-Mechanics Co., Ltd.	4,504	293,229
Samsung SDI Co., Ltd.	482	72,903

Total Electronic Equipment, Instruments & Components		445,497
Food Products – 2.4%
CJ CheilJedang Corp.	525	141,552
Daesang Corp.	1,370	52,512

Total Food Products		194,064
Investments	Shares	Value
Industrial Conglomerates – 3.9%
SK Holdings Co., Ltd.	1,757	$318,569
Machinery – 3.0%
Hyundai Heavy Industries Co., Ltd.	1,248	247,384
Media – 0.5%
Cheil Worldwide, Inc.*	1,910	42,975
Metals & Mining – 9.6%
Hyundai Steel Co.	6,014	388,711
POSCO	1,411	392,368

Total Metals & Mining		781,079
Oil, Gas & Consumable Fuels – 5.0%
SK Innovation Co., Ltd.	1,750	200,573
S-Oil Corp.	3,565	206,307

Total Oil, Gas & Consumable Fuels		406,880
Pharmaceuticals – 1.6%
Celltrion, Inc.*	3,238	133,846
Semiconductors & Semiconductor Equipment – 15.5%
Samsung Electronics Co., Ltd.	708	893,272
SK Hynix, Inc.*	10,930	369,656

Total Semiconductors & Semiconductor Equipment		1,262,928
Software – 1.3%
NCsoft Corp.	516	105,677
Textiles, Apparel & Luxury Goods – 0.4%
Youngone Corp.	900	33,440
Tobacco – 4.7%
KT&G Corp.	5,061	380,365
Trading Companies & Distributors – 3.5%
Daewoo International Corp.	980	35,630
iMarketKorea, Inc.	790	24,380
LG International Corp.	4,360	115,507
Samsung C&T Corp.	1,845	106,944

Total Trading Companies & Distributors		282,461
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $8,090,598)		8,148,117
Cash and Other Assets in Excess of Liabilities – 0.0%		3,002

NET ASSETS – 100.0%		$8,151,119
*	Non-income producing security.

See Notes to Financial Statements.

142	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities

WisdomTree International Dividend and Sector Funds

March 31, 2014

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Global ex-U.S. Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$462,164,043	$252,525,181	$100,055,074	$1,287,399,983	$11,366,659,499	$55,634,292	$260,573,355

Investment in affiliates, at cost (Note 7)	524,128	83,587	—	3,377,818	—	69,637	1,417,629

Foreign currency, at cost	97,284	88,760	109,412	405,017	27,489,846	63,928	1,164,842
Investments in securities, at value	565,449,425	303,059,048	122,897,586	1,431,534,436	11,298,513,697	61,644,563	279,872,779

Investment in affiliates, at value (Note 7)	545,678	89,234	—	3,386,251	—	71,611	1,469,670

Cash	239,046	148,172	26,214	863,278	495,672	3,324	165,853

Foreign currency, at value	97,278	88,791	109,805	405,111	27,422,903	64,109	1,160,590

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	115,601,360	—	—

Receivables:

Dividends and Interest	2,240,345	1,206,746	449,624	2,204,318	105,164,298	180,862	2,581,073

Investment securities sold	—	—	11,233	13,619,910	119,575,140	—	122,790

Foreign tax reclaims	848,606	310,837	105,172	133,379	7,498,193	80,358	171,086

Capital shares sold	—	—	—	16,060,467	—	—	—
Total Assets	569,420,378	304,902,828	123,599,634	1,468,207,150	11,674,271,263	62,044,827	285,543,841
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	—	8,424	13,824,742	—	—

Payables:

Investment securities purchased	—	—	—	20,669,507	94,212,914	—	1,299,822

Capital shares redeemed	—	—	—	—	119,623,278	—	—

Advisory fees (Note 3)	230,605	148,985	60,388	653,235	4,743,116	29,997	136,960

Service fees (Note 2)	2,115	1,131	457	4,954	43,479	227	1,039

Closed forward foreign currency contracts	—	—	12,288	—	—	3,017	—
Total Liabilities	232,720	150,116	73,133	21,336,120	232,447,529	33,241	1,437,821
NET ASSETS	$569,187,658	$304,752,712	$123,526,501	$1,446,871,030	$11,441,823,734	$62,011,586	$284,106,020
NET ASSETS:

Paid-in capital	$708,744,169	$347,488,245	$129,237,601	$1,318,027,238	$11,097,627,190	$81,421,767	$297,339,407

Undistributed net investment income	1,499,228	646,092	256,630	2,903,216	116,301,672	166,028	2,322,594

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(244,427,285)	(93,949,171)	(28,818,002)	(18,207,115)	195,161,253	(25,591,226)	(34,883,229)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	103,371,546	50,567,546	22,850,272	144,147,691	32,733,619	6,015,017	19,327,248
NET ASSETS	$569,187,658	$304,752,712	$123,526,501	$1,446,871,030	$11,441,823,734	$62,011,586	$284,106,020
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,450,000	6,400,000	2,600,000	23,250,000	240,900,000	1,200,000	5,650,000
Net asset value per share	$54.47	$47.62	$47.51	$62.23	$47.50	$51.68	$50.28

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	143

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2014

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
ASSETS:

Investments, at cost	$47,962,812	$47,152,305	$260,069,690	$281,642,082	$106,306,889	$720,925,448	$3,943,447,229

Investment in affiliates, at cost (Note 7)	—	—	230,871	632,961	1,207,886	6,149,191	—

Foreign currency, at cost	9,543	5,970	50,077	76,464	67,945	53,469	9,220,722
Investments in securities, at value (including securities on loan) (Note 2)[1]	52,339,984	54,578,210	313,446,600	347,435,008	139,105,478	908,243,244	3,872,958,267

Investment in affiliates, at value (Note 7)	—	—	243,088	668,163	1,238,738	6,198,112	—

Cash	832,901	42,576	—	9,233	69,584	1,317,789	3,695,728

Foreign currency, at value	9,581	5,970	50,085	76,548	67,976	53,509	9,231,239

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	146

Receivables:

Dividends and Interest	224,849	537,937	1,172,643	1,177,689	550,549	4,998,578	10,312,594

Investment securities sold	—	—	521,782	4,893,060	—	3,347,388	4,728,503

Foreign tax reclaims	—	—	465,459	368,641	118,961	374,603	—

Capital shares sold	—	—	—	—	—	55,164	—

Closed forward foreign currency contracts	—	—	—	—	—	—	985,141
Total Assets	53,407,315	55,164,693	315,899,657	354,628,342	141,151,286	924,588,387	3,901,911,618
LIABILITIES:

Due to custodian	—	—	190,188	—	—	—	—

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	1	14,290

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	—	—	—	90,000	2,286,181

Investment securities purchased	—	—	305,138	—	—	55,164	8,700,328

Capital shares redeemed	805,227	—	—	4,906,768	—	—	—

Advisory fees (Note 3)	23,085	26,925	126,682	174,755	68,892	442,646	2,042,350

Service fees (Note 2)	210	204	1,163	1,328	524	3,363	14,264

Closed forward foreign currency contracts	154	—	—	—	—	—	—
Total Liabilities	828,676	27,129	623,171	5,082,851	69,416	591,174	13,057,413
NET ASSETS	$52,578,639	$55,137,564	$315,276,486	$349,545,491	$141,081,870	$923,997,213	$3,888,854,205
NET ASSETS:

Paid-in capital	$72,554,594	$69,976,769	$324,788,786	$451,886,514	$195,267,218	$939,510,050	$4,672,189,503

Undistributed net investment income	23,148	29,189	696,213	754,395	411,974	4,022,356	7,748,713

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(24,379,518)	(22,309,273)	(63,630,307)	(168,946,984)	(87,435,042)	(206,942,568)	(720,636,562)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,380,415	7,440,879	53,421,794	65,851,566	32,837,720	187,407,375	(70,447,449)
NET ASSETS	$52,578,639	$55,137,564	$315,276,486	$349,545,491	$141,081,870	$923,997,213	$3,888,854,205
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	900,000	6,100,000	7,100,000	2,350,000	14,250,000	79,000,000
Net asset value per share	$65.72	$61.26	$51.68	$49.23	$60.03	$64.84	$49.23
[1]	Market value of securities out on loan were as follows: $0, $0, $0, $0, $0, $84,532 and $2,079,082, respectively.

See Notes to Financial Statements.

144	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2014

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$1,668,445,631	$44,036,941	$966,872,809	$20,872,428	$24,841,243	$28,770,952	$117,572,957

Investment in affiliates, at cost (Note 7)	4,188,475	—	—	10,733	55,601	—	310,228

Foreign currency, at cost	5,085,274	119,223	426,620	40,935	1,626	53,442	114,352
Investments in securities, at value (including securities on loan) (Note 2)[1]	1,802,538,613	53,001,556	1,057,835,593	21,372,076	22,268,726	30,154,085	126,969,652

Investment in affiliates, at value (Note 7)	4,186,652	—	—	11,058	56,133	—	312,524

Cash	4,333,667	7,276	733,326	2,659	6,865	34,459	181,248

Foreign currency, at value	5,113,692	119,112	426,620	41,042	1,632	53,378	114,565

Unrealized appreciation on forward foreign currency contracts	7,900	—	2,174,006	—	—	—	2,465

Receivables:

Dividends and interest	7,901,084	608,127	1,573,540	78,457	48,166	77,157	353,677

Foreign tax reclaims	—	—	132,484	24,929	12,527	15,614	16,293

Investment securities sold	5,797,374	21,012	—	2,229	—	147,177	1,457,738

Capital shares sold	18,561,350	—	32,664,673	—	—	11	—

Closed forward foreign currency contracts	—	—	—	—	—	—	4,501
Total Assets	1,848,440,332	53,757,083	1,095,540,242	21,532,450	22,394,049	30,481,881	129,412,663
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	23,009	—	167,233	—	—	1	497

Payables:

Investment of cash collateral for securities loaned (Note 2)	919,582	—	—	—	—	—	—

Investment securities purchased	32,227,104	—	34,564,748	—	—	—	1,563,794

Capital shares redeemed	—	—	—	—	—	218,613	56,246

Advisory fees (Note 3)	937,566	39,773	485,097	10,236	11,115	14,908	63,864

Service fees (Note 2)	6,536	199	3,680	77	84	113	484

Closed forward foreign currency contracts	—	—	—	—	—	872	3,855
Total Liabilities	34,113,797	39,972	35,220,758	10,313	11,199	234,507	1,688,740
NET ASSETS	$1,814,326,535	$53,717,111	$1,060,319,484	$21,522,137	$22,382,850	$30,247,374	$127,723,923
NET ASSETS:

Paid-in capital	$1,933,133,867	$53,063,587	$1,008,808,385	$37,895,056	$42,540,911	$55,859,727	$184,076,355

Undistributed (Distributions in excess of) net investment income	1,932,638	501,227	2,822,627	79,659	50,346	31,800	(6,751,704)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(254,878,313)	(8,812,210)	(44,291,125)	(16,955,401)	(17,637,268)	(27,027,689)	(59,002,133)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	134,138,343	8,964,507	92,979,597	502,823	(2,571,139)	1,383,536	9,401,405
NET ASSETS	$1,814,326,535	$53,717,111	$1,060,319,484	$21,522,137	$22,382,850	$30,247,374	$127,723,923
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	39,100,000	2,400,000	18,800,000	700,000	1,050,000	1,550,000	4,600,000
Net asset value per share	$46.40	$22.38	$56.40	$30.75	$21.32	$19.51	$27.77
[1]	Market value of securities out on loan were as follows: $836,280, $0, $0, $0, $0, $0 and $0, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	145

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2014

	WisdomTree China Dividend ex-Financials Fund	WisdomTree United Kingdom Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Emerging Markets Dividend Growth Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree Korea Hedged Equity Fund
ASSETS:

Investments, at cost	$18,580,687	$15,768,742	$75,591,485	$19,651,924	$19,363,793	$8,820,996	$8,090,598

Foreign currency, at cost	—	3,217	278,218	37,164	27,806	134	—
Investments in securities, at value (Note 2)	17,394,303	16,491,933	74,581,515	19,861,128	19,562,448	9,423,984	8,148,117

Cash	11,090	12,473	40,745	13,642	24,312	2,656	4,968

Foreign currency, at value	—	3,224	277,355	37,171	27,882	135	—

Unrealized appreciation on forward foreign currency contracts	—	120,304	627,088	—	—	19,816	9,583

Receivables:

Dividends and interest	235	127,466	641,613	39,113	48,056	—	21,910

Investment securities sold	—	—	26,687	—	6,921	—	12,037

Capital shares sold	—	—	5,767,294	—	—	—	—

Foreign tax reclaims	—	—	41,755	—	—	190	—
Total Assets	17,405,628	16,755,400	82,004,052	19,951,054	19,669,619	9,446,781	8,196,615
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	118	1,599	—	29	113	41,524

Payables:

Investment securities purchased	—	156,964	6,354,968	—	—	—	—

Advisory fees (Note 3)	9,904	7,926	33,468	10,234	10,032	3,779	3,942

Service fees (Note 2)	69	73	254	72	70	35	30

Capital gains tax payable	—	—	—	—	10,535	—	—

Closed forward foreign currency contracts	—	—	—	1,274	1,466	—	—
Total Liabilities	9,973	165,081	6,390,289	11,580	22,132	3,927	45,496
NET ASSETS	$17,395,655	$16,590,319	$75,613,763	$19,939,474	$19,647,487	$9,442,854	$8,151,119
NET ASSETS:

Paid-in capital	$19,588,689	$18,266,254	$75,657,633	$19,750,231	$19,443,690	$8,989,893	$8,279,049

Undistributed (Distributions in excess of) net investment income	(25,729)	35,758	650,017	64,853	54,931	—	15,672

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(980,921)	(2,555,219)	(304,028)	(85,188)	(39,898)	(169,731)	(169,379)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,186,384)	843,526	(389,859)	209,578	188,764	622,692	25,777
NET ASSETS	$17,395,655	$16,590,319	$75,613,763	$19,939,474	$19,647,487	$9,442,854	$8,151,119
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	350,000	650,000	2,600,000	800,000	800,000	350,000	350,000
Net asset value per share	$49.70	$25.52	$29.08	$24.92	$24.56	$26.98	$23.29

See Notes to Financial Statements.

146	WisdomTree International Dividend and Sector Funds

Statements of Operations

WisdomTree International Dividend and Sector Funds

For the Period Ended March 31, 2014

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Global ex-U.S. Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$24,327,198	$15,723,706	$5,753,656	$7,225,842	$246,749,819	$2,228,362	$5,371,136

Dividends from affiliates (Note 7)	104,127	40,986	21,600	9,245	—	13,560	1,357

Securities lending income (Note 2)	536,008	324,723	103,154	254,828	1,132,386	39,669	120,865
Total investment income	24,967,333	16,089,415	5,878,410	7,489,915	247,882,205	2,281,591	5,493,358
EXPENSES:

Advisory fees (Note 3)	2,450,320	1,483,258	657,084	2,321,837	51,291,770	399,512	1,570,910

Service fees (Note 2)	22,462	11,252	4,985	17,614	470,175	3,031	11,917
Total expenses	2,472,782	1,494,510	662,069	2,339,451	51,761,945	402,543	1,582,827
Expense waivers (Note 3)	(1,836)	(1,205)	(336)	—	—	—	(540)
Net expenses	2,470,946	1,493,305	661,733	2,339,451	51,761,945	402,543	1,582,287
Net investment income	22,496,387	14,596,110	5,216,677	5,150,464	196,120,260	1,879,048	3,911,071
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	18,474	(1,777,086)	(4,147,482)	9,964,272	(226,006,690)	(4,084,751)	(8,058,616)

Investment transactions in affiliates (Note 7)	(53,896)	36,932	51,497	(11,159)	—	(54,475)	(1,938)

In-kind redemptions	2,934,800	—	—	1,258,200	401,201,822	2,734,243	11,349,279

In-kind redemptions in affiliates (Note 7)	(287)	—	—	—	—	840	29

Forward foreign currency contracts and foreign currency related transactions	3,039	10,041	(17,314)	(50,793)	613,897,783	27,148	(161,143)
Net realized gain (loss)	2,902,130	(1,730,113)	(4,113,299)	11,160,520	789,092,915	(1,376,995)	3,127,611
Net change in unrealized appreciation (depreciation) from:

Investment transactions	63,464,082	36,300,558	12,790,411	139,854,794	(326,414,042)	(140,297)	2,036,020

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	52,797	22,720	7,121	4,342	35,674,708	5,163	(20,108)
Net change in unrealized appreciation (depreciation)	63,516,879	36,323,278	12,797,532	139,859,136	(290,739,334)	(135,134)	2,015,912
Net realized and unrealized gain (loss) on investments	66,419,009	34,593,165	8,684,233	151,019,656	498,353,581	(1,512,129)	5,143,523
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,915,396	$49,189,275	$13,900,910	$156,170,120	$694,473,841	$366,919	$9,054,594
[1]	Net of foreign withholding tax of $1,560,462, $844,431, $370,010, $999,250, $23,629,082, $274,278 and $521,617, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	147

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Period Ended March 31, 2014

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
INVESTMENT INCOME:

Dividends[1]	$2,881,817	$2,733,981	$13,345,948	$17,271,654	$4,813,509	$25,477,691	$233,977,177

Dividends from affiliates (Note 7)	6,971	—	44,792	49,417	18,180	9,443	—

Securities lending income (Note 2)	6,484	22,392	231,378	608,536	170,572	1,103,479	2,506,978
Total investment income	2,895,272	2,756,373	13,622,118	17,929,607	5,002,261	26,590,613	236,484,155
EXPENSES:

Advisory fees (Note 3)	362,028	359,700	1,245,021	2,030,632	751,986	4,080,190	30,847,673

Service fees (Note 2)	3,318	2,729	11,413	15,405	5,705	30,953	215,444
Total expenses	365,346	362,429	1,256,434	2,046,037	757,691	4,111,143	31,063,117
Expense waivers (Note 3)	—	—	(951)	(2,576)	(490)	(3,832)	—
Net expenses	365,346	362,429	1,255,483	2,043,461	757,201	4,107,311	31,063,117
Net investment income	2,529,926	2,393,944	12,366,635	15,886,146	4,245,060	22,483,302	205,421,038
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(3,025,805)	(2,264,264)	(6,289,919)	10,928,196	1,787,377	26,604,602	(385,059,754)

Investment transactions in affiliates (Note 7)	10,911	—	(111,986)	(142,281)	22,834	154,961	—

In-kind redemptions	3,537,557	3,161,164	—	10,891,442	—	—	101,060,063

In-kind redemptions in affiliates (Note 7)	(1,297)	—	—	6,913	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(36,307)	12,179	(14,502)	74,758	(2,349)	(100,581)	(2,034,495)
Net realized gain (loss)	485,059	909,079	(6,416,407)	21,759,028	1,807,862	26,658,982	(286,034,186)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(5,835,396)	(5,145,810)	36,766,305	31,911,554	17,475,709	91,427,236	(311,114,137)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,563	6,029	26,110	27,705	9,205	31,201	21,260
Net change in unrealized appreciation (depreciation)	(5,832,833)	(5,139,781)	36,792,415	31,939,259	17,484,914	91,458,437	(311,092,877)
Net realized and unrealized gain (loss) on investments	(5,347,774)	(4,230,702)	30,376,008	53,698,287	19,292,776	118,117,419	(597,127,063)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,817,848)	$(1,836,758)	$42,742,643	$69,584,433	$23,537,836	$140,600,721	$(391,706,025)
[1]	Net of foreign withholding tax of $203,441, $25,483, $725,972, $1,612,513, $458,300, $2,242,541 and $31,589,965, respectively.

See Notes to Financial Statements.

148	WisdomTree International Dividend and Sector Funds

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Period Ended March 31, 2014

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$58,685,425	$1,886,574	$14,290,688	$939,564	$926,093	$1,536,727	$4,910,393

Dividends from affiliates (Note 7)	68,575	—	—	2,312	1,972	6,070	7,527

Securities lending income (Note 2)	1,168,111	—	475,138	31,686	18,935	51,520	49,921
Total investment income	59,922,111	1,886,574	14,765,826	973,562	947,000	1,594,317	4,967,841
EXPENSES:

Advisory fees (Note 3)	10,490,721	221,436	2,836,405	130,198	136,282	194,188	729,040

Service fees (Note 2)	73,268	1,107	21,517	987	1,034	1,472	5,531
Total expenses	10,563,989	222,543	2,857,922	131,185	137,316	195,660	734,571
Expenses waivers (Note 3)	(4,687)	—	—	—	—	—	(101)
Net expenses	10,559,302	222,543	2,857,922	131,185	137,316	195,660	734,470
Net investment income	49,362,809	1,664,031	11,907,904	842,377	809,684	1,398,657	4,233,371
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(82,347,840)	227,552	(11,843,382)	(1,035,384)	(1,977,073)	(3,902,699)	(232,525)

Investment transactions in affiliates (Note 7)	(222,276)	—	—	5,359	1,632	(15,522)	(36,481)

In-kind redemptions	27,690,816	—	9,223,835	131,095	52,074	1,086,098	721,361

In-kind redemptions in affiliates (Note 7)	(2,694)	—	—	47	6	—	(10)

Forward foreign currency contracts and foreign currency related transactions	(993,277)	(23,812)	(29,894,857)	(9,847)	2,821	(4,888)	(7,387)
Net realized gain (loss)	(55,875,271)	203,740	(32,514,404)	(908,730)	(1,920,540)	(2,837,011)	444,958
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(86,089,703)	7,294,495	86,804,826	(85,018)	357,011	5,328,081	(8,263,876)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	63,107	89	1,458,799	1,742	376	1,063	1,800
Net change in unrealized appreciation (depreciation)	(86,026,596)	7,294,584	88,263,625	(83,276)	357,387	5,329,144	(8,262,076)
Net realized and unrealized gain (loss) on investments	(141,901,867)	7,498,324	55,749,221	(992,006)	(1,563,153)	2,492,133	(7,817,118)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(92,539,058)	$9,162,355	$67,657,125	$(149,629)	$(753,469)	$3,890,790	$(3,583,747)
[1]	Net of foreign withholding tax of $9,066,040, $71,488, $1,663,862, $141,708, $96,551, $206,764 and $476,298, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	149

Statements of Operations (concluded)

WisdomTree International Dividend and Sector Funds

For the Period Ended March 31, 2014

	WisdomTree China Dividend ex-Financials Fund	WisdomTree United Kingdom Hedged Equity Fund[3]	WisdomTree Japan Hedged SmallCap Equity Fund[3]	WisdomTree Emerging Markets Dividend Growth Fund[4]	WisdomTree Emerging Markets Consumer Growth Fund[5]	WisdomTree Germany Hedged Equity Fund[6]	WisdomTree Korea Hedged Equity Fund[7]
INVESTMENT INCOME:

Dividends[1]	$842,891	$1,359,316	$844,176	$280,144	$123,478	$14,700	$21,775

Securities lending income (Note 2)	15,099	966	3,562	3,485	1,070	1,029	—
Total investment income	857,990	1,360,282	847,738	283,629	124,548	15,729	21,775
EXPENSES:

Advisory fees (Note 3)	159,501	87,526	147,559	67,098	37,530	15,604	10,344

Service fees (Note 2)	1,114	802	1,119	469	262	143	79
Total expenses	160,615	88,328	148,678	67,567	37,792	15,747	10,423
Net investment income (loss)	697,375	1,271,954	699,060	216,062	86,756	(18)	11,352
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(982,497)	(123,728)	(334,024)	(85,188)	(28,371)	9,769	(105,859)

In-kind redemptions	(103,614)	1,438,008	853,536	—	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(1,462)	(2,521,419)	135,111	6,452	(491)	(179,541)	(36,073)
Net realized gain (loss)	(1,087,573)	(1,207,139)	654,623	(78,736)	(28,862)	(169,772)	(141,932)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[2]	(754,713)	723,191	(1,009,970)	209,204	188,120	602,988	57,519

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1	120,335	620,111	374	644	19,704	(31,742)
Net change in unrealized appreciation (depreciation)	(754,712)	843,526	(389,859)	209,578	188,764	622,692	25,777
Net realized and unrealized gain (loss) on investments	(1,842,285)	(363,613)	264,764	130,842	159,902	452,920	(116,155)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,144,910)	$908,341	$963,824	$346,904	$246,658	$452,902	$(104,803)
[1]	Net of foreign withholding tax of $71,104, $462, $90,827, $32,293, $14,556, $2,402 and $4,308, respectively.

[2]	Net of capital gains tax of $0, $0, $0, $0, $10,535, $0 and $0, respectively.

[3]	For the period June 28, 2013 (commencement of operations) through March 31, 2014.

[4]	For the period August 1, 2013 (commencement of operations) through March 31, 2014.

[5]	For the period September 27, 2013 (commencement of operations) through March 31, 2014.

[6]	For the period October 17, 2013 (commencement of operations) through March 31, 2014.

[7]	For the period November 7, 2013 (commencement of operations) through March 31, 2014.

See Notes to Financial Statements.

150	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$22,496,387	$15,224,960	$14,596,110	$8,040,353	$5,216,677	$3,754,788

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	2,902,130	(15,769,595)	(1,730,113)	(14,510,149)	(4,113,299)	(2,670,677)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	63,516,879	46,566,868	36,323,278	26,720,238	12,797,532	8,347,136
Net increase (decrease) in net assets resulting from operations	88,915,396	46,022,233	49,189,275	20,250,442	13,900,910	9,431,247
DIVIDENDS:

Net investment income	(22,732,659)	(15,025,057)	(14,535,126)	(7,776,245)	(5,168,178)	(3,714,651)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	56,738,559	68,901,531	61,088,169	20,726,716	11,320,726	6,452,418

Cost of shares redeemed	(12,340,781)	(26,493,980)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	44,397,778	42,407,551	61,088,169	20,726,716	11,320,726	6,452,418
Net Increase (Decrease) in Net Assets	110,580,515	73,404,727	95,742,318	33,200,913	20,053,458	12,169,014
NET ASSETS:

Beginning of period	$458,607,143	$385,202,416	$209,010,394	$175,809,481	$103,473,043	$91,304,029

End of period	$569,187,658	$458,607,143	$304,752,712	$209,010,394	$123,526,501	$103,473,043
Undistributed net investment income included in net assets at end of period	$1,499,228	$1,552,543	$646,092	$548,486	$256,630	$203,710
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,600,000	8,650,000	5,050,000	4,550,000	2,350,000	2,200,000

Shares created	1,100,000	1,550,000	1,350,000	500,000	250,000	150,000

Shares redeemed	(250,000)	(600,000)	—	—	—	—
Shares outstanding, end of period	10,450,000	9,600,000	6,400,000	5,050,000	2,600,000	2,350,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	151

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Global ex-U.S. Dividend Growth Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,150,464	$1,156,365	$196,120,260	$52,861,194	$1,879,048	$1,817,208

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	11,160,520	(1,523,990)	789,092,915	127,626,884	(1,376,995)	(7,366,301)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	139,859,136	3,865,689	(290,739,334)	312,504,890	(135,134)	8,254,056
Net increase (decrease) in net assets resulting from operations	156,170,120	3,498,064	694,473,841	492,992,968	366,919	2,704,963
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(3,161,594)	(1,076,479)	(143,145,142)	(13,375,411)	(1,834,214)	(1,788,342)

Capital gains	—	—	(153,506,590)	—	—	—
Total dividends and distributions	(3,161,594)	(1,076,479)	(296,651,732)	(13,375,411)	(1,834,214)	(1,788,342)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,237,151,944	29,785,014	8,779,979,328	4,678,791,825	4,797,457	36,131,419

Cost of shares redeemed	(4,163,918)	—	(3,368,610,295)	(132,483,552)	(29,295,190)	(4,845,560)
Net increase (decrease) in net assets resulting from capital share transactions	1,232,988,026	29,785,014	5,411,369,033	4,546,308,273	(24,497,733)	31,285,859
Net Increase (Decrease) in Net Assets	1,385,996,552	32,206,599	5,809,191,142	5,025,925,830	(25,965,028)	32,202,480
NET ASSETS:

Beginning of period	$60,874,478	$28,667,879	$5,632,632,592	$606,706,762	$87,976,614	$55,774,134

End of period	$1,446,871,030	$60,874,478	$11,441,823,734	$5,632,632,592	$62,011,586	$87,976,614
Undistributed net investment income included in net assets at end of period	$2,903,216	$311,362	$116,301,672	$51,853,913	$166,028	$80,764
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,450,000	750,000	131,150,000	16,550,000	1,700,000	1,100,000

Shares created	21,900,000	700,000	183,100,000	118,700,000	100,000	700,000

Shares redeemed	(100,000)	—	(73,350,000)	(4,100,000)	(600,000)	(100,000)
Shares outstanding, end of period	23,250,000	1,450,000	240,900,000	131,150,000	1,200,000	1,700,000

See Notes to Financial Statements.

152	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Asia Pacific ex-Japan Fund		WisdomTree Australia Dividend Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,911,071	$3,098,521	$2,529,926	$3,120,306	$2,393,944	$3,109,212

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	3,127,611	7,599,553	485,059	(1,584,715)	909,079	(2,289,921)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,015,912	4,856,594	(5,832,833)	7,566,337	(5,139,781)	12,647,612
Net increase (decrease) in net assets resulting from operations	9,054,594	15,554,668	(2,817,848)	9,101,928	(1,836,758)	13,466,903
DIVIDENDS:

Net investment income	(5,814,634)	(4,026,669)	(2,489,523)	(3,102,604)	(2,462,154)	(3,153,173)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	154,225,915	33,483,539	—	10,063,418	—	11,163,124

Cost of shares redeemed	(66,274,021)	(45,269,085)	(38,300,577)	(9,548,589)	(17,756,703)	(5,739,510)
Net increase (decrease) in net assets resulting from capital share transactions	87,951,894	(11,785,546)	(38,300,577)	514,829	(17,756,703)	5,423,614
Net Increase (Decrease) in Net Assets	91,191,854	(257,547)	(43,607,948)	6,514,153	(22,055,615)	15,737,344
NET ASSETS:

Beginning of period	$192,914,166	$193,171,713	$96,186,587	$89,672,434	$77,193,179	$61,455,835

End of period	$284,106,020	$192,914,166	$52,578,639	$96,186,587	$55,137,564	$77,193,179
Undistributed net investment income included in net assets at end of period	$2,322,594	$3,074,610	$23,148	$17,900	$29,189	$85,220
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,950,000	4,250,000	1,400,000	1,400,000	1,200,000	1,100,000

Shares created	3,100,000	750,000	—	150,000	—	200,000

Shares redeemed	(1,400,000)	(1,050,000)	(600,000)	(150,000)	(300,000)	(100,000)
Shares outstanding, end of period	5,650,000	3,950,000	800,000	1,400,000	900,000	1,200,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	153

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$12,366,635	$6,832,369	$15,886,146	$15,399,840	$4,245,060	$3,256,826

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(6,416,407)	(9,531,067)	21,759,028	(31,196,689)	1,807,862	(8,775,781)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	36,792,415	22,860,660	31,939,259	34,215,767	17,484,914	16,266,194
Net increase (decrease) in net assets resulting from operations	42,742,643	20,161,962	69,584,433	18,418,918	23,537,836	10,747,239
DIVIDENDS:

Net investment income	(12,150,590)	(6,637,277)	(15,909,125)	(15,069,853)	(4,342,219)	(3,330,617)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	74,143,503	29,763,093	—	9,674,992	2,817,029	10,294,211

Cost of shares redeemed	—	—	(53,811,313)	(19,334,301)	—	(4,464,240)
Net increase (decrease) in net assets resulting from capital share transactions	74,143,503	29,763,093	(53,811,313)	(9,659,309)	2,817,029	5,829,971
Net Increase (Decrease) in Net Assets	104,735,556	43,287,778	(136,005)	(6,310,244)	22,012,646	13,246,593
NET ASSETS:

Beginning of period	$210,540,930	$167,253,152	$349,681,496	$355,991,740	$119,069,224	$105,822,631

End of period	$315,276,486	$210,540,930	$349,545,491	$349,681,496	$141,081,870	$119,069,224
Undistributed net investment income included in net assets at end of period	$696,213	$494,609	$754,395	$701,664	$411,974	$473,831
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,000	3,900,000	8,300,000	8,550,000	2,300,000	2,200,000

Shares created	1,500,000	700,000	—	250,000	50,000	200,000

Shares redeemed	—	—	(1,200,000)	(500,000)	—	(100,000)
Shares outstanding, end of period	6,100,000	4,600,000	7,100,000	8,300,000	2,350,000	2,300,000

See Notes to Financial Statements.

154	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$22,483,302	$16,378,442	$205,421,038	$143,815,450	$49,362,809	$26,832,572

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	26,658,982	1,449,817	(286,034,186)	(198,539,332)	(55,875,271)	(89,908,635)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	91,458,437	57,326,071	(311,092,877)	45,919,467	(86,026,596)	186,822,194
Net increase (decrease) in net assets resulting from operations	140,600,721	75,154,330	(391,706,025)	(8,804,415)	(92,539,058)	123,746,131
DIVIDENDS:

Net investment income	(27,535,002)	(16,696,307)	(205,548,331)	(143,743,128)	(54,318,601)	(32,701,228)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	248,798,670	86,110,599	673,784,277	2,268,561,851	593,919,699	515,049,890

Cost of shares redeemed	—	(6,700,141)	(1,662,744,077)	(281,836,720)	(106,834,506)	(154,863,364)
Net increase (decrease) in net assets resulting from capital share transactions	248,798,670	79,410,458	(988,959,800)	1,986,725,131	487,085,193	360,186,526
Net Increase (Decrease) in Net Assets	361,864,389	137,868,481	(1,586,214,156)	1,834,177,588	340,227,534	451,231,429
NET ASSETS:

Beginning of period	$562,132,824	$424,264,343	$5,475,068,361	$3,640,890,773	$1,474,099,001	$1,022,867,572

End of period	$923,997,213	$562,132,824	$3,888,854,205	$5,475,068,361	$1,814,326,535	$1,474,099,001
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$4,022,356	$5,929,833	$7,748,713	$8,413,475	$1,932,638	$5,226,484
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,150,000	8,600,000	99,900,000	63,500,000	28,800,000	21,400,000

Shares created	4,100,000	1,700,000	13,300,000	41,900,000	12,600,000	11,000,000

Shares redeemed	—	(150,000)	(34,200,000)	(5,500,000)	(2,300,000)	(3,600,000)
Shares outstanding, end of period	14,250,000	10,150,000	79,000,000	99,900,000	39,100,000	28,800,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	155

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Commodity Country Equity Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[1]	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,664,031	$544,442	$11,907,904	$542,468	$842,377	$990,714

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	203,740	(31,094)	(32,514,404)	(76,854)	(908,730)	(582,093)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	7,294,584	448,734	88,263,625	3,796,481	(83,276)	982,878
Net increase (decrease) in net assets resulting from operations	9,162,355	962,082	67,657,125	4,262,095	(149,629)	1,391,499
DIVIDENDS:

Net investment income	(1,267,094)	(643,257)	(9,199,353)	(518,343)	(815,003)	(1,000,096)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	31,324,349	1,623,047	940,909,066	159,985,470	—	—

Cost of shares redeemed	—	(1,482,861)	(103,574,788)	(21,164,937)	(1,512,206)	(7,831,378)
Net increase (decrease) in net assets resulting from capital share transactions	31,324,349	140,186	837,334,278	138,820,533	(1,512,206)	(7,831,378)
Net Increase (Decrease) in Net Assets	39,219,610	459,011	895,792,050	142,564,285	(2,476,838)	(7,439,975)
NET ASSETS:

Beginning of period	$14,497,501	$14,038,490	$164,527,434	$21,963,149	$23,998,975	$31,438,950

End of period	$53,717,111	$14,497,501	$1,060,319,484	$164,527,434	$21,522,137	$23,998,975
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$501,227	$53,461	$2,822,627	$36,480	$79,659	$57,766
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	900,000	3,300,000	500,000	750,000	1,000,000

Shares created	1,500,000	100,000	17,600,000	3,300,000	—	—

Shares redeemed	—	(100,000)	(2,100,000)	(500,000)	(50,000)	(250,000)
Shares outstanding, end of period	2,400,000	900,000	18,800,000	3,300,000	700,000	750,000
[1]

This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

156	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Global Natural Resources Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global ex-U.S. Real Estate Fund
	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$809,684	$938,938	$1,398,657	$1,365,460	$4,233,371	$3,683,067

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,920,540)	(2,475,504)	(2,837,011)	(2,057,691)	444,958	(128,061)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	357,387	(614,534)	5,329,144	361,623	(8,262,076)	18,240,075
Net increase (decrease) in net assets resulting from operations	(753,469)	(2,151,100)	3,890,790	(330,608)	(3,583,747)	21,795,081
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(785,058)	(956,648)	(1,422,728)	(1,355,041)	(4,770,599)	(8,639,126)

Return of capital	—	(3,704)	—	—	(401,422)	—
Total dividends and distributions	(785,058)	(960,352)	(1,422,728)	(1,355,041)	(5,172,021)	(8,639,126)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	893,648	8,879,058	26,922,169	4,505,270

Cost of shares redeemed	(1,042,425)	(3,376,742)	(10,548,693)	—	(4,073,300)	(12,251,624)
Net increase (decrease) in net assets resulting from capital share transactions	(1,042,425)	(3,376,742)	(9,655,045)	8,879,058	22,848,869	(7,746,354)
Net Increase (Decrease) in Net Assets	(2,580,952)	(6,488,194)	(7,186,983)	7,193,409	14,093,101	5,409,601
NET ASSETS:

Beginning of period	$24,963,802	$31,451,996	$37,434,357	$30,240,948	$113,630,822	$108,221,221

End of period	$22,382,850	$24,963,802	$30,247,374	$37,434,357	$127,723,923	$113,630,822
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$50,346	$(419)	$31,800	$60,759	$(6,751,704)	$(7,214,396)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,100,000	1,250,000	2,100,000	1,600,000	3,800,000	4,100,000

Shares created	—	—	50,000	500,000	950,000	150,000

Shares redeemed	(50,000)	(150,000)	(600,000)	—	(150,000)	(450,000)
Shares outstanding, end of period	1,050,000	1,100,000	1,550,000	2,100,000	4,600,000	3,800,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	157

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree China Dividend ex-Financials Fund		WisdomTree United Kingdom Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
	For the Period Ended March 31, 2014	For the Period September 19, 2012[1] through March 28, 2013	For the Period June 28, 2013[1] through March 31, 2014	For the Period June 28, 2013[1] through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$697,375	$(74,553)	$1,271,954	$699,060

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,087,573)	(249)	(1,207,139)	654,623

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(754,712)	(431,672)	843,526	(389,859)
Net increase (decrease) in net assets resulting from operations	(1,144,910)	(506,474)	908,341	963,824
DIVIDENDS:

Net investment income	(717,428)	—	(1,253,723)	(102,144)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	36,837,756	43,463,008	80,715,953

Cost of shares redeemed	(17,073,389)	—	(26,527,407)	(5,963,970)
Net increase (decrease) in net assets resulting from capital share transactions	(17,073,389)	36,837,756	16,935,601	74,751,983
Net Increase (Decrease) in Net Assets	(18,935,727)	36,331,282	16,590,219	75,613,663
NET ASSETS:

Beginning of period	$36,331,382	$100	$100	$100

End of period	$17,395,655	$36,331,382	$16,590,319	$75,613,763
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(25,729)	$—	$35,758	$650,017
Accumulated net investment loss included in net assets at end of period	—	(51,302)	—	—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,002	2	4	4

Shares created	—	700,000	1,650,000	2,800,000

Shares redeemed	(350,002)	—	(1,000,004)	(200,004)
Shares outstanding, end of period	350,000	700,002	650,000	2,600,000
[1]	Commencement of operations.

See Notes to Financial Statements.

158	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree Emerging Markets Dividend Growth Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree Korea Hedged Equity Fund
	For the Period August 1, 2013[1] through March 31, 2014	For the Period September 27, 2013[1] through March 31, 2014	For the Period October 17, 2013[1] through March 31, 2014	For the Period November 7, 2013[1] through March 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$216,062	$86,756	$(18)	$11,352

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(78,736)	(28,862)	(169,772)	(141,932)

Net change in unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	209,578	188,764	622,692	25,777
Net increase (decrease) in net assets resulting from operations	346,904	246,658	452,902	(104,803)
DIVIDENDS:

Net investment income	(158,839)	(42,861)	—	(23,127)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,751,405	19,443,684	8,989,957	8,279,040

Cost of shares redeemed	(96)	(94)	(105)	(91)
Net increase in net assets resulting from capital share transactions	19,751,309	19,443,590	8,989,852	8,278,949
Net Increase in Net Assets	19,939,374	19,647,387	9,442,754	8,151,019
NET ASSETS:

Beginning of period	$100	$100	$100	$100

End of period	$19,939,474	$19,647,487	$9,442,854	$8,151,119
Undistributed net investment income included in net assets at end of period	$64,853	$54,931	$—	$15,672
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	4	4

Shares created	800,000	800,000	350,000	350,000

Shares redeemed	(4)	(4)	(4)	(4)
Shares outstanding, end of period	800,000	800,000	350,000	350,000
[1]	Commencement of operations.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	159

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$47.77	$44.53	$49.51	$46.13	$32.00
Investment operations:
Net investment income[1]	2.27	1.63	1.90	1.58	2.00
Net realized and unrealized gain (loss)	6.72	3.22	(4.99)	3.39	14.24
Total from investment operations	8.99	4.85	(3.09)	4.97	16.24
Dividends to shareholders:
Net investment income	(2.29)	(1.61)	(1.89)	(1.59)	(2.11)
Net asset value, end of year or period	$54.47	$47.77	$44.53	$49.51	$46.13

TOTAL RETURN[2]	19.43%	11.42%	(6.18)%	11.33%	51.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$569,188	$458,607	$385,202	$457,997	$435,906
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.19%*
Expenses, prior to expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%
Net investment income	4.41%[4]	3.75%[4]	4.22%	3.50%	4.63%
Portfolio turnover rate[5]	21%	20%	27%	30%	97%

WisdomTree DEFA Equity Income Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$41.39	$38.64	$43.82	$41.85	$28.43
Investment operations:
Net investment income[1]	2.57	1.74	1.90	1.75	1.56
Net realized and unrealized gain (loss)	6.14	2.70	(5.17)	2.01	13.44
Total from investment operations	8.71	4.44	(3.27)	3.76	15.00
Dividends to shareholders:
Net investment income	(2.48)	(1.69)	(1.91)	(1.79)	(1.58)
Net asset value, end of year or period	$47.62	$41.39	$38.64	$43.82	$41.85

TOTAL RETURN[2]	21.82%	12.08%	(7.45)%	9.74%	53.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$304,753	$209,010	$175,809	$131,454	$142,297
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	5.71%[4]	4.58%[4]	4.84%	4.39%	3.91%
Portfolio turnover rate[5]	26%	31%	32%	34%	36%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund Invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

160	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]
Net asset value, beginning of year or period	$44.03	$41.50	$44.66	$40.99	$26.84
Investment operations:
Net investment income[2]	2.11	1.68	1.86	1.52	2.07
Net realized and unrealized gain (loss)	3.46	2.51	(3.14)	3.63	14.28
Total from investment operations	5.57	4.19	(1.28)	5.15	16.35
Dividends to shareholders:
Net investment income	(2.09)	(1.66)	(1.88)	(1.48)	(2.20)
Net asset value, end of year or period	$47.51	$44.03	$41.50	$44.66	$40.99

TOTAL RETURN[3]	13.13%	10.51%	(2.70)%	13.12%	62.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$123,527	$103,473	$91,304	$78,147	$43,042
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.26%*
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	4.60%[5]	4.10%[5]	4.53%	3.74%	5.49%
Portfolio turnover rate[6]	25%	32%	25%	35%	94%

WisdomTree Europe SmallCap Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$41.98	$38.22	$44.44	$37.62	$22.44
Investment operations:
Net investment income[2]	0.73	1.32	1.44	1.09	0.99
Net realized and unrealized gain (loss)	20.90	3.82	(5.74)	6.85	15.37
Total from investment operations	21.63	5.14	(4.30)	7.94	16.36
Dividends to shareholders:
Net investment income	(1.38)	(1.38)	(1.92)	(1.12)	(1.18)
Net asset value, end of year or period	$62.23	$41.98	$38.22	$44.44	$37.62

TOTAL RETURN[3]	53.06%	14.33%	(9.80)%	21.86%	74.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,446,871	$60,874	$28,668	$28,889	$30,095
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	1.29%[5]	3.52%[5]	3.79%	2.81%	2.92%
Portfolio turnover rate[6]	24%	48%	58%	60%	55%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	161

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$42.95	$36.66	$36.94	$42.12	$32.02
Investment operations:
Net investment income[2]	0.88	1.54	0.81	1.79	0.73
Net realized and unrealized gain (loss)	4.91	5.30	(0.34)	(6.52)	9.89
Total from investment operations	5.79	6.84	0.47	(4.73)	10.62
Dividends and distributions to shareholders:
Net investment income	(0.62)	(0.55)	(0.75)	(0.45)	(0.52)
Capital gains	(0.62)	—	—	—	—
Total dividends and distributions to shareholders	(1.24)	(0.55)	(0.75)	(0.45)	(0.52)
Net asset value, end of year or period	$47.50	$42.95	$36.66	$36.94	$42.12

TOTAL RETURN[3]	13.48%	19.12%	1.46%	(11.25)%	33.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$11,441,824	$5,632,633	$606,707	$494,981	$54,751
Ratios to average net assets[7] of:
Expenses, net of expense waivers	0.48%[6]	0.48%[6]	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.48%[6]	0.48%[6]	0.48%	0.48%	0.48%
Net investment income	1.84%[6]	4.22%[6]	2.41%	5.40%	1.72%
Portfolio turnover rate[5]	24%	36%	41%	28%	13%

WisdomTree Global ex-U.S. Dividend Growth Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]
Net asset value, beginning of year or period	$51.75	$50.70	$54.94	$49.61	$35.41
Investment operations:
Net investment income[2]	1.38	1.34	1.39	1.41	1.11
Net realized and unrealized gain (loss)	(0.19)	1.08	(4.32)	5.22	14.94
Total from investment operations	1.19	2.42	(2.93)	6.63	16.05
Dividends to shareholders:
Net investment income	(1.26)	(1.37)	(1.31)	(1.30)	(1.85)
Net asset value, end of year or period	$51.68	$51.75	$50.70	$54.94	$49.61

TOTAL RETURN[3]	2.53%	5.03%	(5.20)%	13.67%	46.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$62,012	$87,977	$55,774	$49,446	$24,805
Ratios to average net assets[7] of:
Expenses, net of expense waivers	0.58%[6]	0.58%[6]	0.58%[4]	0.57%[4]	0.58%[4]
Expenses, prior to expense waivers	0.58%[6]	0.58%[6]	0.58%	0.58%	0.58%
Net investment income	2.73%[6]	2.72%[6]	2.73%	2.80%	2.54%
Portfolio turnover rate[5]	93%	59%	28%	68%	121%
[1]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Dividend Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Annualized.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

See Notes to Financial Statements.

162	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$48.84	$45.45	$43.25	$41.54	$31.47
Investment operations:
Net investment income[1]	0.72	0.78	0.68	0.99	0.79
Net realized and unrealized gain	1.84	3.58	2.42	1.47	9.96
Total from investment operations	2.56	4.36	3.10	2.46	10.75
Dividends to shareholders:
Net investment income	(1.12)	(0.97)	(0.90)	(0.75)	(0.68)
Net asset value, end of year or period	$50.28	$48.84	$45.45	$43.25	$41.54

TOTAL RETURN[2]	5.41%	9.97%	7.36%	6.02%	34.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$284,106	$192,914	$193,172	$235,685	$157,850
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	1.44%[4]	1.84%[4]	1.58%	2.51%	2.09%
Portfolio turnover rate[5]	21%	41%	36%	39%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratio to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	163

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$68.70	$64.05	$67.99	$61.40	$37.09
Investment operations:
Net investment income[2]	2.25	2.27	2.14	2.51	1.79
Net realized and unrealized gain (loss)	(3.01)	4.65	(3.85)	6.59	24.23
Total from investment operations	(0.76)	6.92	(1.71)	9.10	26.02
Dividends to shareholders:
Net investment income	(2.22)	(2.27)	(2.23)	(2.51)	(1.71)
Net asset value, end of year or period	$65.72	$68.70	$64.05	$67.99	$61.40

TOTAL RETURN[3]	(0.98)%	11.18%	(2.22)%	15.33%	70.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$52,579	$96,187	$89,672	$88,388	$89,033
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%
Net investment income	3.35%[4]	3.53%[4]	3.42%	4.05%	3.11%
Portfolio turnover rate[6]	21%	26%	60%	27%	18%

WisdomTree Australia Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$64.33	$55.87	$61.64	$57.24	$30.80
Investment operations:
Net investment income[2]	2.32	2.60	2.87	2.99	2.23
Net realized and unrealized gain (loss)	(2.81)	8.44	(5.48)	4.62	26.27
Total from investment operations	(0.49)	11.04	(2.61)	7.61	28.50
Dividends to shareholders:
Net investment income	(2.58)	(2.58)	(3.16)	(3.21)	(2.06)
Net asset value, end of year or period	$61.26	$64.33	$55.87	$61.64	$57.24

TOTAL RETURN[3]	(0.59)%	20.49%	(3.86)%	14.03%	93.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$55,138	$77,193	$61,456	$80,137	$117,339
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	3.86%[4]	4.71%[4]	5.18%	5.42%	4.25%
Portfolio turnover rate[6]	27%	31%	68%	46%	25%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

See Notes to Financial Statements.

164	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$45.77	$42.89	$47.68	$45.34	$31.57
Investment operations:
Net investment income[2]	2.35	1.59	1.86	1.56	1.50
Net realized and unrealized gain (loss)	5.79	2.84	(4.75)	2.37	13.91
Total from investment operations	8.14	4.43	(2.89)	3.93	15.41
Dividends to shareholders:
Net investment income	(2.23)	(1.55)	(1.90)	(1.59)	(1.64)
Net asset value, end of year or period	$51.68	$45.77	$42.89	$47.68	$45.34

TOTAL RETURN[3]	18.35%	10.80%	(6.02)%	9.21%	49.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$315,276	$210,541	$167,253	$164,489	$149,624
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%
Net investment income	4.77%[4]	3.77%[4]	4.34%	3.56%	3.54%
Portfolio turnover rate[5]	15%	19%	23%	22%	26%

WisdomTree International Dividend ex-Financials Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]
Net asset value, beginning of year or period	$42.13	$41.64	$46.85	$42.69	$28.46
Investment operations:
Net investment income[2]	2.06	1.82	1.74	1.83	1.50
Net realized and unrealized gain (loss)	7.11	0.45	(5.11)	4.21	14.24
Total from investment operations	9.17	2.27	(3.37)	6.04	15.74
Dividends to shareholders:
Net investment income	(2.07)	(1.78)	(1.84)	(1.88)	(1.51)
Net asset value, end of year or period	$49.23	$42.13	$41.64	$46.85	$42.69

TOTAL RETURN[3]	22.58%	5.98%	(7.24)%	14.93%	56.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$349,545	$349,681	$355,992	$149,929	$164,338
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%
Net investment income	4.54%[4]	4.58%[4]	4.20%	4.30%	3.81%
Portfolio turnover rate[5]	36%	50%	28%	52%	69%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	165

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$51.77	$48.10	$53.80	$48.69	$31.55
Investment operations:
Net investment income[1]	1.83	1.51	1.79	1.53	1.26
Net realized and unrealized gain (loss)	8.31	3.68	(5.69)	5.19	17.27
Total from investment operations	10.14	5.19	(3.90)	6.72	18.53
Dividends to shareholders:
Net investment income	(1.88)	(1.52)	(1.80)	(1.61)	(1.39)
Net asset value, end of year or period	$60.03	$51.77	$48.10	$53.80	$48.69

TOTAL RETURN[2]	20.22%	11.32%	(7.21)%	14.38%	59.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$141,082	$119,069	$105,823	$156,006	$146,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[3]	0.58%[3]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[3]	0.58%[3]	0.58%	0.58%	0.58%
Net investment income	3.27%[3]	3.23%[3]	3.69%	3.14%	2.88%
Portfolio turnover rate[4]	22%	38%	47%	40%	49%

WisdomTree International SmallCap Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$55.38	$49.33	$53.15	$46.98	$29.08
Investment operations:
Net investment income[1]	1.91	1.82	1.77	1.43	1.20
Net realized and unrealized gain (loss)	9.97	6.09	(3.66)	6.14	17.91
Total from investment operations	11.88	7.91	(1.89)	7.57	19.11
Dividends to shareholders:
Net investment income	(2.42)	(1.86)	(1.93)	(1.40)	(1.21)
Net asset value, end of year or period	$64.84	$55.38	$49.33	$53.15	$46.98

TOTAL RETURN[2]	22.26%	16.78%	(3.41)%	16.64%	66.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$923,997	$562,133	$424,264	$475,703	$429,870
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[3]	0.58%[3]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[3]	0.58%[3]	0.58%	0.58%	0.58%
Net investment income	3.20%[3]	3.76%[3]	3.65%	2.99%	2.87%
Portfolio turnover rate[4]	42%	56%	52%	55%	63%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

166	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$54.81	$57.34	$60.51	$52.02	$31.11
Investment operations:
Net investment income[1]	2.16	1.78	2.25	1.89	1.48
Net realized and unrealized gain (loss)	(5.60)	(2.50)	(3.11)	8.55	21.00
Total from investment operations	(3.44)	(0.72)	(0.86)	10.44	22.48
Dividends to shareholders:
Net investment income	(2.14)	(1.81)	(2.31)	(1.95)	(1.57)
Net asset value, end of year or period	$49.23	$54.81	$57.34	$60.51	$52.02

TOTAL RETURN[2]	(6.22)%	(1.05)%	(1.03)%	20.75%	73.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$3,888,854	$5,475,068	$3,640,891	$1,325,257	$540,990
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%
Expenses, prior to expense waivers	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%
Net investment income	4.20%[4]	3.32%[4]	4.12%	3.47%	3.26%
Portfolio turnover rate[5]	39%	47%	37%	33%	44%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	167

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$51.18	$47.80	$53.30	$44.51	$24.62
Investment operations:
Net investment income[1]	1.40	1.15	1.47	1.32	1.02
Net realized and unrealized gain (loss)	(4.57)	3.69	(5.31)	8.86	20.00
Total from investment operations	(3.17)	4.84	(3.84)	10.18	21.02
Dividends to shareholders:
Net investment income	(1.61)	(1.46)	(1.66)	(1.39)	(1.13)
Net asset value, end of year or period	$46.40	$51.18	$47.80	$53.30	$44.51

TOTAL RETURN[2]	(6.08)%	10.58%	(6.88)%	23.38%	86.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,814,327	$1,474,099	$1,022,868	$927,463	$342,754
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.63%[4]	0.63%[4]	0.63%[5]	0.63%[5]	0.63%[5]
Expenses, prior to expense waivers	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%
Net investment income	2.96%[4]	2.49%[4]	3.13%	2.68%	2.59%
Portfolio turnover rate[6]	26%	44%	53%	35%	38%

WisdomTree Middle East Dividend Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$16.11	$15.60	$16.31	$15.64	$12.13
Investment operations:
Net investment income[1]	1.28	0.63	0.83	0.68	0.53
Net realized and unrealized gain (loss)	5.71	0.59	(0.61)	0.49	3.68
Total from investment operations	6.99	1.22	0.22	1.17	4.21
Dividends to shareholders:
Net investment income	(0.72)	(0.71)	(0.93)	(0.50)	(0.70)
Net asset value, end of year or period	$22.38	$16.11	$15.60	$16.31	$15.64

TOTAL RETURN[2]	44.12%	8.46%	1.35%	7.95%	35.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$53,717	$14,498	$14,038	$19,571	$12,515
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.88%[4]	0.88%[4]	0.88%	0.88%	0.88%
Expenses, prior to expense waivers	0.88%[4]	1.35%[4]	1.83%	2.17%	1.30%
Net investment income	6.61%[4]	4.26%[4]	5.31%	4.33%	3.63%
Portfolio turnover rate[6]	26%	52%	37%	50%	96%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to acheve exposure to securities in India.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

168	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013**	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of year or period	$49.86	$43.93	$47.61	$47.72	$46.92
Investment operations:
Net investment income[2]	1.31	0.89	1.73	1.43	0.29
Net realized and unrealized gain (loss)	6.35	5.96	(3.84)	(0.02)	0.64
Total from investment operations	7.66	6.85	(2.11)	1.41	0.93
Dividends and distributions to shareholders:
Net investment income	(1.12)	(0.92)	(1.57)	(1.52)	(0.13)
Capital gains	—	—	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(1.12)	(0.92)	(1.57)	(1.52)	(0.13)
Net asset value, end of year or period	$56.40	$49.86	$43.93	$47.61	$47.72

TOTAL RETURN[4]	15.73%	16.06%	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,060,319	$164,527	$21,963	$21,425	$9,545
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.47%[5,8]
Expenses, prior to expense waivers	0.58%[5]	0.73%[5]	1.25%	1.65%	0.58%[5]
Net investment income	2.43%[5]	2.01%[5]	3.99%	3.11%	2.53%[5]
Portfolio turnover rate[7]	28%	43%	42%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$32.00	$31.44	$33.21	$28.90	$16.04
Investment operations:
Net investment income[2]	1.14	1.13	1.09	0.53	0.47
Net realized and unrealized gain (loss)	(1.29)	0.56	(1.76)	4.33	12.80
Total from investment operations	(0.15)	1.69	(0.67)	4.86	13.27
Dividends to shareholders:
Net investment income	(1.10)	(1.13)	(1.10)	(0.55)	(0.41)
Net asset value, end of year or period	$30.75	$32.00	$31.44	$33.21	$28.90

TOTAL RETURN[4]	(0.22)%	5.72%	(1.77)%	17.31%	83.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$21,522	$23,999	$31,439	$43,172	$49,137
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	3.75%[5]	3.71%[5]	3.52%	1.86%	1.91%
Portfolio turnover rate[7]	23%	22%	116%	35%	25%
*	Commencement of operations.

**	This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds”.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	169

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$22.69	$25.16	$29.86	$24.63	$18.61
Investment operations:
Net investment income[2]	0.74	0.80	0.93	0.72	0.80
Net realized and unrealized gain (loss)	(1.39)	(2.45)	(4.74)	5.19	6.07
Total from investment operations	(0.65)	(1.65)	(3.81)	5.91	6.87
Dividends and distributions to shareholders:
Net investment income	(0.72)	(0.82)	(0.89)	(0.68)	(0.85)
Return of capital	—	(0.00)[8]	—	—	—
Total dividends and distributions to shareholders	(0.72)	(0.82)	(0.89)	(0.68)	(0.85)
Net asset value, end of year or period	$21.32	$22.69	$25.16	$29.86	$24.63

TOTAL RETURN[3]	(2.72)%	(6.55)%	(12.70)%	24.74%	37.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$22,383	$24,964	$31,452	$49,273	$45,569
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	3.45%[5]	3.45%[5]	3.54%	2.90%	3.36%
Portfolio turnover rate[6]	30%	38%	99%	32%	16%

WisdomTree Global ex-U.S. Utilities Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$17.83	$18.90	$21.33	$21.46	$17.78
Investment operations:
Net investment income[2]	0.76	0.74	0.87	0.84	0.87
Net realized and unrealized gain (loss)	1.69	(1.07)	(2.45)	(0.06)	3.77
Total from investment operations	2.45	(0.33)	(1.58)	0.78	4.64
Dividends to shareholders:
Net investment income	(0.77)	(0.74)	(0.85)	(0.91)	(0.96)
Net asset value, end of year or period	$19.51	$17.83	$18.90	$21.33	$21.46

TOTAL RETURN[3]	14.34%	(1.54)%	(7.41)%	4.27%	26.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$30,247	$37,434	$30,241	$37,335	$49,348
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	4.18%[5]	4.21%[5]	4.48%	4.22%	4.17%
Portfolio turnover rate[6]	37%	33%	66%	19%	17%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

[8]	Amount is less than $0.005.

See Notes to Financial Statements.

170	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Net asset value, beginning of year or period	$29.90	$26.40	$28.86	$26.75	$16.92
Investment operations:
Net investment income[2]	0.96	0.97	1.15	0.96	0.96
Net realized and unrealized gain (loss)	(1.84)	4.87	(2.32)	3.83	11.39
Total from investment operations	(0.88)	5.84	(1.17)	4.79	12.35
Dividends and distributions to shareholders:
Net investment income	(1.17)	(2.34)	(1.21)	(2.68)	(2.52)
Return of capital	(0.08)	—	(0.08)	—	—
Total dividends and distributions to shareholders	(1.25)	(2.34)	(1.29)	(2.68)	(2.52)
Net asset value, end of year or period	$27.77	$29.90	$26.40	$28.86	$26.75

TOTAL RETURN[3]	(2.70)%	22.62%	(3.99)%	18.81%	74.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$127,724	$113,631	$108,221	$122,670	$84,276
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%
Net investment income	3.37%[5]	3.42%[5]	4.36%	3.48%	3.76%
Portfolio turnover rate[6]	18%	23%	43%	18%	19%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	171

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China Dividend ex-Financials Fund	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$51.90	$50.02
Investment operations:
Net investment income (loss)[1]	1.39	(0.14)
Net realized and unrealized gain (loss)	(2.15)	2.02
Total from investment operations	(0.76)	1.88
Dividends to shareholders:
Net investment income	(1.44)	—
Net asset value, end of period	$49.70	$51.90

TOTAL RETURN[2]	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,396	$36,331
Ratios to average net assets of:
Expenses	0.63%[3]	0.63%[3]
Net investment income (loss)	2.75%[3]	(0.51)%[3]
Portfolio turnover rate[4]	21%	0%

WisdomTree United Kingdom Hedged Equity Fund	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$24.99
Investment operations:
Net investment income[1]	1.40
Net realized and unrealized gain	0.91
Total from investment operations	2.31
Dividends to shareholders:
Net investment income	(1.78)
Net asset value, end of period	$25.52

TOTAL RETURN[2]	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,590
Ratios to average net assets of:
Expenses	0.48%[3]
Net investment income	6.98%[3]
Portfolio turnover rate[4]	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

172	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged SmallCap Equity Fund	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$26.17
Investment operations:
Net investment income[1]	0.59
Net realized and unrealized gain	2.38
Total from investment operations	2.97
Dividends to shareholders:
Net investment income	(0.06)
Net asset value, end of period	$29.08

TOTAL RETURN[2]	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$75,614
Ratios to average net assets of:
Expenses	0.58%[3]
Net investment income	2.75%[3]
Portfolio turnover rate[4]	19%

WisdomTree Emerging Markets Dividend Growth Fund	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$25.22
Investment operations:
Net investment income[1]	0.33
Net realized and unrealized loss	(0.42)
Total from investment operations	(0.09)
Dividends to shareholders:
Net investment income	(0.21)
Net asset value, end of period	$24.92

TOTAL RETURN[2]	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,939
Ratios to average net assets of:
Expenses	0.63%[3]
Net investment income	2.03%[3]
Portfolio turnover rate[4]	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	173

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$24.79
Investment operations:
Net investment income[1]	0.17
Net realized and unrealized loss	(0.33)
Total from investment operations	(0.16)
Dividends to shareholders:
Net investment income	(0.07)
Net asset value, end of period	$24.56

TOTAL RETURN[3]	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,647
Ratios to average net assets of:
Expenses	0.63%[4]
Net investment income	1.46%[4]
Portfolio turnover rate[5]	7%

WisdomTree Germany Hedged Equity Fund	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$25.01
Investment operations:
Net investment loss[1]	(0.00)[2]
Net realized and unrealized gain	1.97
Total from investment operations	1.97
Net asset value, end of period	$26.98

TOTAL RETURN[3]	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,443
Ratios to average net assets of:
Expenses	0.48%[4]
Net investment loss	(0.00)%[4,6]
Portfolio turnover rate[5]	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount is less than 0.005%.

See Notes to Financial Statements.

174	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Korea Hedged Equity Fund	For the Period November 7, 2013* through March 31, 2014
Net asset value, beginning of period	$25.01
Investment operations:
Net investment income[1]	0.06
Net realized and unrealized loss	(1.55)
Total from investment operations	(1.49)
Dividends to shareholders:
Net investment income	(0.23)
Net asset value, end of period	$23.29

TOTAL RETURN[2]	(5.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,151
Ratios to average net assets of:
Expenses	0.58%[3]
Net investment income	0.64%[3]
Portfolio turnover rate[4]	37%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	175

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2014, the Trust offered 62 investment funds (each a “Fund,” collectively, the “Funds”). These notes and Financial Statements relate only to the Funds listed in the table below for the period March 29, 2013 through March 31, 2014 unless otherwise indicated:

Fund	Commencement of Operations
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Dividend Growth Fund (“Global ex-U.S. Dividend Growth Fund”) (formerly, WisdomTree Global ex-U.S. Growth Fund)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equtiy Fund”)	June 28, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

176	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as

WisdomTree International Dividend and Sector Funds	177

Notes to Financial Statements (continued)

amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to inputs used as of March 31, 2014 in valuing each Fund’s assets:

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$565,359,028	$—	$—
Exchange-Traded Funds	545,678	—	—
Rights
Hong Kong	—	15,951	—
Portugal	—	—	1,319
Spain	73,127	—	—
Total	$565,977,833	$15,951	$1,319

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$20,067,441	$—	$11,733
Other*	282,918,007	—	—
Exchange-Traded Funds	89,234	—	—
Rights
Hong Kong	—	10,450	—
Spain	51,417	—	—
Total	$303,126,099	$10,450	$11,733

178	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$122,890,872	$—	$—
Rights	6,714	—	—
Total	$122,897,586	$—	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$55,495,886	$—	$14,346
Other*	1,376,024,204	—	—
Exchange-Traded Funds	3,386,251	—	—
Total	1,434,906,341	—	$14,346
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,424)	—
Total - Net	$1,434,906,341	$(8,424)	$14,346

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,298,513,697	$—	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	115,601,360	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13,824,742)	—
Total - Net	$11,298,513,697	$101,776,618	$—

Global ex-U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$60,971,146	$—	$—
Exchange-Traded Funds & Notes	745,028	—	—
Total	$61,716,174	$—	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$279,872,779	$—	$—
Exchange-Traded Funds	1,469,670	—	—
Total	$281,342,449	$—	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$51,032,638	$—	$—
Exchange-Traded Notes	1,306,758	—	—
Rights	—	588	—
Total	$52,339,396	$588	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—
Total - Net	$52,339,396	$588	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$54,578,210	$—	$—
Total	$54,578,210	$—	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$313,415,856	$—	$—
Exchange-Traded Funds	243,088	—	—
Rights	30,744	—	—
Total	$313,689,688	$—	$—

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Notes to Financial Statements (continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$347,435,008	$—	$—
Exchange-Traded Funds	668,163	—	—
Total	$348,103,171	$—	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$139,085,231	$—	$—
Exchange-Traded Funds	1,238,738	—	—
Rights	—	20,247	—
Total	$140,323,969	$20,247	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$137,727,388	$—	$—	**
Hong Kong	31,224,621	—	873,399
Spain	8,747,255	—	85,849
Other*	729,368,595	—	—
Exchange-Traded Funds	6,198,112	—	—
Rights	—	—	126,137
Investment of Cash Collateral for Securities Loaned	—	90,000	—
Total	913,265,971	90,000	1,085,385
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1)	—
Total - Net	$913,265,971	$89,999	$1,085,385

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,870,345,892	$—	$—
Warrants	326,194	—	—
Investment of Cash Collateral for Securities Loaned	—	2,286,181	—
Total	3,870,672,086	2,286,181	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	146	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(14,290)	—
Total - Net	$3,870,672,086	$2,272,037	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,783,270,635	$—	$—
Exchange-Traded Funds & Notes	22,535,048	—	—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	919,582	—
Total	1,805,805,683	919,582	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,900	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(23,009)	—
Total - Net	$1,805,805,683	$904,473	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$52,988,743	$—	$—
Convertible Bond	—	12,813	—
Total	$52,988,743	$12,813	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—
Total - Net	$52,988,743	$12,813	$—

180	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,056,227,947	$—	$—
Rights	1,607,646	—	—
Total	1,057,835,593	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,174,006	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(167,233)	—
Total - Net	$1,057,835,593	$2,006,773	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,371,609	$—	$—
Exchange-Traded Funds & Notes	11,058	—	—
Rights	—	467	—
Total	$21,382,667	$467	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,143,040	$—	$—
Exchange-Traded Funds	181,819	—	—
Total	$22,324,859	$—	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,885,565	$—	$—
Exchange-Traded Notes	267,621	—	—
Rights	—	899	—
Total	30,153,186	899	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1)	—
Total - Net	$30,153,186	$898	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$126,810,798	$—	$—
Exchange-Traded Funds	312,524	—	—
Rights
Hong Kong	—	67,770	—
United Kingdom	91,084	—	—
Total	127,214,406	67,770	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,465	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(497)	—
Total - Net	$127,214,406	$69,738	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,394,303	$—	$—
Total	$17,394,303	$—	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,491,933	$—	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	120,304	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(118)	—
Total - Net	$16,491,933	$120,186	$—

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Notes to Financial Statements (continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,581,515	$—	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	627,088	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,599)	—
Total - Net	$74,581,515	$625,489	$—

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,349,593	$—	$—
Exchange-Traded Notes	511,535	—	—
Total	$19,861,128	$—	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Russia	$311,170	$1,371	$—
Other*	18,847,377	—	—
Preferred Stocks	2,372	—	—
Exchange-Traded Notes	400,158	—	—
Total	19,561,077	1,371	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(29)	—
Total - Net	$19,561,077	$1,342	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,423,984	$—	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	19,816	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(113)	—
Total - Net	$9,423,984	$19,703	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$8,148,117	$—	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9,583	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(41,524)	—
Total - Net	$8,148,117	$(31,941)	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Includes Level 3 security valued at $0. Security is being fair valued by the Pricing Committee under the direction of the Board of Trustees.

No transfers between Level 1 or Level 2 fair value measurements occurred during the fiscal year or period ended March 31, 2014. Transfers into Level 3 during the fiscal year or period ended March 31, 2014 occurred primarily due to the lack of observable market data. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the year ended March 31, 2014 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2014 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 193. At March 31, 2014, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the fiscal year or period ended March 31, 2014, which are detailed in the table herein. All of the derivative instruments disclosed and described herein are subject to

182	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

The effect of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$8,424
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	115,601,360	Unrealized depreciation on forward foreign currency contracts	13,824,742
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	—
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	1
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	146	Unrealized depreciation on forward foreign currency contracts	14,290
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	7,900	Unrealized depreciation on forward foreign currency contracts	23,009
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	—
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,174,006	Unrealized depreciation on forward foreign currency contracts	167,233
Global ex-U.S. Utilities Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	1
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,465	Unrealized depreciation on forward foreign currency contracts	497
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	120,304	Unrealized depreciation on forward foreign currency contracts	118
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	627,088	Unrealized depreciation on forward foreign currency contracts	1,599
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	29
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	19,816	Unrealized depreciation on forward foreign currency contracts	113
Korea Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,583	Unrealized depreciation on forward foreign currency contracts	41,524

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Notes to Financial Statements (continued)

The effect of such derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Net realized and unrealized gains/losses associated with derivatives for the year or period ended March 31, 2014 are as follows:

Fund	Amount of Realized Gain or (Loss) Recognized[1]	Change in Unrealized Appreciation or (Depreciation) Derivatives Recognized[2]
DEFA Fund
Foreign exchange contracts	$(59,087)	$563
DEFA Equity Income Fund
Foreign exchange contracts	(61,961)	152
Global Equity Income Fund
Foreign exchange contracts	(27,279)	298
Europe SmallCap Dividend Fund
Foreign exchange contracts	33,364	(8,424)
Japan Hedged Equity Fund
Foreign exchange contracts	624,889,895	36,596,589
Global ex-U.S. Dividend Growth Fund
Foreign exchange contracts	(163,005)	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	74,828	36
Asia Pacific ex-Japan Fund
Foreign exchange contracts	(22,543)	—
Australia Dividend Fund
Foreign exchange contracts	1,208	—
International LargeCap Dividend Fund
Foreign exchange contracts	(102,339)	339
International Dividend ex-Financials Fund
Foreign exchange contracts	(11,327)	203
International MidCap Dividend Fund
Foreign exchange contracts	53,381	45
International SmallCap Dividend Fund
Foreign exchange contracts	679,695	3,065
Emerging Markets Equity Income Fund
Foreign exchange contracts	2,777,973	(15,855)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	686,360	(4,416)
Middle East Dividend Fund
Foreign exchange contracts	(29,478)	133
Europe Hedged Equity Fund
Foreign exchange contracts	(29,599,023)	1,448,672
Commodity Country Equity Fund
Foreign exchange contracts	7,870	21
Global Natural Resources Fund
Foreign exchange contracts	(26,558)	(173)
Global ex-U.S. Utilities Fund
Foreign exchange contracts	14,211	(67)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	68,545	2,758
China Dividend ex-Financials Fund
Foreign exchange contracts	(2,205)	—
United Kingdom Hedged Equity Fund[3]
Foreign exchange contracts	(2,541,392)	120,186
Japan Hedged SmallCap Equity Fund[3]
Foreign exchange contracts	140,603	625,489
Emerging Markets Dividend Growth Fund[4]
Foreign exchange contracts	(16,015)	—

184	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) Recognized[1]	Change in Unrealized Appreciation or (Depreciation) Derivatives Recognized[2]
Emerging Markets Consumer Growth Fund[5]
Foreign exchange contracts	$(8,752)	$(29)
Germany Hedged Equity Fund[6]
Foreign exchange contracts	(177,253)	19,703
Korea Hedged Equity Fund[7]
Foreign exchange contracts	(31,835)	(31,941)

[1] Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2] Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
[3]	For the period June 28, 2013 through March 31, 2014.

[4]	For the period August 1, 2013 through March 31, 2014.

[5]	For the period September 27, 2013 through March 31, 2014.

[6]	For the period October 17, 2013 through March 31, 2014.

[7]	For the period November 7, 2013 through March 31, 2014.

During the fiscal year or period ended March 31, 2014, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Forward exchange contracts	$274,371	$82,654
DEFA Equity Income Fund
Forward exchange contracts	$152,895	$85,054
Global Equity Income Fund
Forward exchange contracts	$63,043	$47,061
Europe SmallCap Dividend Fund
Forward exchange contracts	$268,550	$289,353
Japan Hedged Equity Fund
Forward exchange contracts	$5,903,617,585	$16,384,050,452
Global ex-U.S. Dividend Growth Fund
Forward exchange contracts	$17,468	$22,021
Japan SmallCap Dividend Fund
Forward exchange contracts	$3,553	$49,349
Asia-Pacific ex-Japan Fund
Forward exchange contracts	$—	$13,162
Australia Dividend Fund
Forward exchange contracts	$—	$3,573
International LargeCap Dividend Fund
Forward exchange contracts	$161,999	$117,398
International Dividend ex-Financials Fund
Forward exchange contracts	$129,429	$73,116
International MidCap Dividend Fund
Forward exchange contracts	$57,015	$23,716
International SmallCap Dividend Fund
Forward exchange contracts	$255,281	$314,119
Emerging Markets Equity Income Fund
Forward exchange contracts	$1,587,016	$3,365,689

WisdomTree International Dividend and Sector Funds	185

Notes to Financial Statements (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Emerging Markets SmallCap Dividend Fund
Forward exchange contracts	$3,464,105	$956,475
Middle East Dividend Fund
Forward exchange contracts	$279,352	$12,016
Europe Hedged Equity Fund
Forward exchange contracts	$322,863,901	$828,370,978
Commodity Country Equity Fund
Forward exchange contracts	$5,173	$26,984
Global Natural Resources Fund
Forward exchange contracts	$23,166	$24,473
Global ex-U.S. Utilities Fund
Forward exchange contracts	$52,139	$60,243
Global ex-U.S. Real Estate Fund
Forward exchange contracts	$110,544	$61,327
China Dividend ex-Financials Fund
Forward exchange contracts	$—	$115
United Kingdom Hedged Equity Fund[1]
Forward exchange contracts	$14,955,601	$38,986,949
Japan Hedged SmallCap Equity Fund[1]
Forward exchange contracts	$24,422,214	$59,294,739
Emerging Markets Dividend Growth Fund[2]
Forward exchange contracts	$53,073	$7,440
Emerging Market Consumer Growth Fund[3]
Forward exchange contracts	$73,251	$3,576
Germany Hedged Equity Fund[4]
Forward exchange contracts	$5,323,330	$12,653,175
Korea Hedged Equity Fund[5]
Forward exchange contracts	$4,284,049	$9,705,944
[1]	For the period June 28, 2013 through March 31, 2014.

[2]	For the period August 1, 2013 through March 31, 2014.

[3]	For the period September 27, 2013 through March 31, 2014.

[4]	For the period October 17, 2013 through March 31, 2014.

[5]	For the period November 7, 2013 through March 31, 2014.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed, appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, Emerging Markets Dividend Growth Fund, Emerging Markets Consumer Growth

186	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund, Germany Hedged Equity Fund, and Korea Hedged Equity Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Under the investment advisory agreement for Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, Emerging Markets Dividend Growth Fund, Emerging Markets Consumer Growth Fund, Germany Hedged Equity Fund, and Korea Hedged Equity Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund, Europe Hedged Equity Fund, United Kingdom Hedged Equity Fund, Japan Hedged SmallCap Equity Fund, Germany Hedged Equity Fund, and Korea Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

The following Forward Contracts were open at March 31, 2014:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Europe SmallCap Dividend Fund
	4/2/2014	EUR	2,500,000	USD	3,437,200	$(8,424)
Japan Hedged Equity Fund
	4/1/2014	JPY	42,457,211	USD	413,032	$767
	4/3/2014	JPY	111,662,706,667	USD	1,093,813,401	9,545,516
	4/3/2014	JPY	110,276,841,900	USD	1,078,764,823	7,953,971

WisdomTree International Dividend and Sector Funds	187

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Equity Fund (continued)	4/3/2014	JPY	107,770,550,039	USD	1,055,576,397	$9,102,155
	4/3/2014	JPY	112,783,113,762	USD	1,105,001,996	9,854,534
	4/3/2014	JPY	131,146,230,668	USD	1,285,104,807	11,647,891
	4/3/2014	JPY	176,564,601,604	USD	1,730,168,903	15,690,249
	4/3/2014	JPY	111,952,962,122	USD	1,097,510,273	10,423,948
	4/3/2014	JPY	107,857,659,000	USD	1,056,898,544	9,578,456
	4/3/2014	JPY	153,786,076,121	USD	1,506,938,386	13,643,905
	4/3/2014	JPY	117,674,116,421	USD	1,152,911,634	10,271,722
	4/3/2014	JPY	486,578,915	USD	4,720,699	(4,084)
	4/3/2014	JPY	490,169,297	USD	4,744,471	(15,174)
	4/3/2014	USD	37,940,816	JPY	3,871,879,262	(344,071)
	4/3/2014	USD	9,570,724	JPY	970,637,947	(145,630)
	4/3/2014	USD	35,423,284	JPY	3,617,425,722	(297,335)
	4/3/2014	USD	14,239,727	JPY	1,456,956,213	(92,382)
	4/3/2014	USD	19,031,480	JPY	1,963,529,149	34,793
	4/3/2014	USD	28,660,857	JPY	2,943,868,385	(75,288)
	4/3/2014	USD	62,181,147	JPY	6,349,944,991	(521,873)
	4/3/2014	USD	110,092,544	JPY	11,169,450,050	(1,634,883)
	4/3/2014	USD	40,355,435	JPY	4,100,959,656	(534,272)
	4/3/2014	USD	21,359,819	JPY	2,168,957,177	(298,798)
	4/3/2014	USD	14,148,241	JPY	1,448,610,137	(81,939)
	4/3/2014	USD	88,098,493	JPY	9,006,115,159	(647,260)
	4/3/2014	USD	19,005,399	JPY	1,944,508,909	(123,817)
	4/3/2014	USD	57,069,763	JPY	5,838,379,415	(377,896)
	4/3/2014	USD	71,450,046	JPY	7,297,257,479	(592,172)
	4/3/2014	USD	7,077,894	JPY	728,478,106	(4,222)
	4/3/2014	USD	81,399,117	JPY	8,382,806,662	(790)
	4/3/2014	USD	1,043,580,421	JPY	107,770,550,039	2,893,821
	4/3/2014	USD	1,068,789,464	JPY	110,276,841,900	2,021,388
	4/3/2014	USD	905,716,098	JPY	93,273,813,729	(8,152)
	4/3/2014	USD	1,095,194,540	JPY	112,783,133,762	(47,078)
	4/3/2014	USD	1,273,449,829	JPY	131,146,230,668	7,087
	4/3/2014	USD	1,070,583,224	JPY	110,253,049,765	(3,398)
	4/3/2014	USD	1,084,103,948	JPY	111,662,706,667	163,936
	4/3/2014	USD	1,541,407,344	JPY	158,741,835,307	8,578
	4/3/2014	USD	116,904,679	JPY	12,039,428,379	651
	4/3/2014	USD	1,140,258,591	JPY	117,674,116,421	2,381,321
	4/3/2014	USD	1,087,449,851	JPY	111,952,962,122	(363,526)
	5/7/2014	USD	42,777,929	JPY	4,404,676,501	373
	5/7/2014	JPY	107,770,550,039	USD	1,043,760,327	(2,909,303)
	5/7/2014	JPY	110,276,841,900	USD	1,068,981,132	(2,029,651)
	5/7/2014	JPY	93,273,813,729	USD	905,856,836	(20,215)
	5/7/2014	JPY	112,783,133,762	USD	1,095,380,685	28,747
	5/7/2014	JPY	131,146,230,668	USD	1,273,665,023	(29,661)
	5/7/2014	JPY	110,253,049,765	USD	1,070,759,978	(19,736)
	5/7/2014	JPY	111,662,706,667	USD	1,084,282,908	(187,421)
	5/7/2014	JPY	158,741,835,307	USD	1,541,690,278	(13,443)
	5/7/2014	JPY	111,952,962,122	USD	1,087,636,846	347,551
	5/7/2014	JPY	117,674,116,421	USD	1,140,451,982	(2,401,272)
						$101,776,618

188	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Pacific ex-Japan Fund
	4/2/2014	THB	2,524	USD	78	$0
International SmallCap Dividend Fund
	4/1/2014	USD	9,236	GBP	5,539	$(1)
Emerging Markets Equity Income Fund
	4/1/2014	HUF	49,474,460	USD	218,717	$(3,087)
	4/1/2014	PLN	2,012,603	USD	663,962	(2,154)
	4/1/2014	PLN	2,700,000	USD	890,821	(2,805)
	4/1/2014	USD	1,509,331	HKD	11,709,088	146
	4/1/2014	USD	184,587	TWD	5,619,197	(64)
	4/2/2014	HUF	141,708,053	USD	631,179	(4,127)
	4/2/2014	PLN	905,738	USD	298,501	(1,273)
	4/2/2014	USD	843,316	THB	27,331,864	(780)
						$(14,144)
Emerging Markets SmallCap Dividend Fund
	4/1/2014	BRL	488,513	USD	215,536	$(955)
	4/1/2014	BRL	267,383	USD	117,894	(601)
	4/1/2014	HUF	144,854,599	USD	645,894	(3,520)
	4/1/2014	THB	3,933,201	USD	120,910	(335)
	4/1/2014	USD	1,972,000	KRW	2,098,602,670	(463)
	4/1/2014	USD	1,971,180	KRW	2,100,489,539	2,129
	4/1/2014	USD	5,162,298	TWD	157,150,679	(1,780)
	4/1/2014	ZAR	1,333,766	USD	126,071	(738)
	4/2/2014	BRL	204,680	USD	90,315	(392)
	4/2/2014	BRL	595,983	USD	263,243	(875)
	4/2/2014	HUF	214,000,000	USD	953,942	(5,465)
	4/2/2014	HUF	200,904,526	USD	895,367	(5,330)
	4/2/2014	THB	3,453,891	USD	106,503	33
	4/2/2014	USD	730,467	BRL	1,650,855	1,133
	4/2/2014	USD	292,106	BRL	659,575	194
	4/2/2014	USD	108,895	BRL	245,776	24
	4/2/2014	USD	1,753,173	MYR	5,720,603	(1,341)
	4/2/2014	USD	1,197,734	THB	38,818,549	(1,108)
	4/3/2014	USD	54,592	BRL	122,973	(94)
	4/3/2014	THB	4,456,778	USD	137,089	296
	4/3/2014	USD	1,426,660	BRL	3,219,257	—
	4/3/2014	USD	55,136	BRL	124,387	(12)
	4/3/2014	USD	586,677	BRL	1,324,717	390
	4/3/2014	USD	425,531	BRL	965,360	2,282
	4/3/2014	USD	221,097	BRL	500,563	735
	4/3/2014	USD	277,489	THB	8,979,537	684
						$(15,109)
Middle East Dividend Fund
	4/1/2014	AED	77,177	USD	21,012	$0
Europe Hedged Equity Fund
	4/3/2014	EUR	149,786,034	USD	206,870,989	$428,941
	4/3/2014	EUR	36,715,734	USD	50,708,835	105,511
	4/3/2014	EUR	170,112,725	USD	234,944,386	487,150
	4/3/2014	EUR	149,786,032	USD	206,873,084	431,036
	4/3/2014	EUR	190,456,858	USD	263,040,348	543,884
	4/3/2014	EUR	16,183,632	USD	22,351,586	46,555

WisdomTree International Dividend and Sector Funds	189

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Europe Hedged Equity Fund (continued)	4/3/2014	EUR	12,244,497	USD	16,823,021	$(52,913)
	4/3/2014	EUR	10,068,572	USD	14,007,901	130,929
	4/3/2014	EUR	6,104,037	USD	8,412,651	(217)
	4/3/2014	EUR	14,240,688	USD	19,565,281	(61,894)
	4/3/2014	EUR	12,247,171	USD	16,842,922	(36,696)
	4/3/2014	USD	1,975,180	EUR	1,432,018	(1,501)
	4/3/2014	USD	304,665,695	EUR	221,052,563	(815)
	4/3/2014	USD	206,442,601	EUR	149,786,034	(552)
	4/3/2014	USD	248,334,512	EUR	180,181,297	(304)
	4/3/2014	USD	226,069,499	EUR	164,026,720	(277)
	4/3/2014	USD	50,603,460	EUR	36,715,734	(135)
	4/3/2014	USD	22,305,042	EUR	16,183,632	(11)
	5/6/2014	EUR	222,395,416	USD	306,493,131	(4,192)
	5/6/2014	EUR	150,695,954	USD	207,681,629	(2,087)
	5/6/2014	EUR	181,275,862	USD	249,823,879	(3,960)
	5/6/2014	EUR	165,023,149	USD	227,427,808	(1,130)
	5/6/2014	EUR	36,938,774	USD	50,907,245	(438)
	5/6/2014	EUR	16,281,944	USD	22,439,075	(111)
						$2,006,773
Global ex-U.S. Utilities Fund
	4/1/2014	HKD	87,985	USD	11,341	$(1)
Global ex-U.S. Real Estate Fund
	4/1/2014	CAD	177,960	AUD	174,187	$213
	4/1/2014	CAD	181,135	EUR	119,505	600
	4/1/2014	CAD	207,729	GBP	113,362	789
	4/1/2014	CAD	352,114	HKD	2,476,477	239
	4/1/2014	CAD	47,952	MXN	567,366	36
	4/1/2014	CAD	51,082	NZD	53,336	2
	4/1/2014	CAD	108,027	SGD	123,817	586
	4/1/2014	CAD	269,000	USD	243,217	(497)
						$1,968
United Kingdom Hedged Equity Fund
	4/3/2014	GBP	3,299,119	USD	5,527,608	$27,525
	4/3/2014	GBP	3,299,122	USD	5,527,603	27,516
	4/3/2014	GBP	3,193,969	USD	5,351,335	26,553
	4/3/2014	GBP	3,299,123	USD	5,527,648	27,558
	4/3/2014	USD	4,087,089	GBP	2,458,250	11,150
	4/3/2014	USD	156,962	GBP	94,151	1
	4/3/2014	USD	5,324,793	GBP	3,193,969	(11)
	4/3/2014	USD	5,500,087	GBP	3,299,119	(4)
	4/3/2014	USD	1,401,848	GBP	840,872	1
	4/3/2014	USD	5,500,133	GBP	3,299,123	(44)
	5/6/2014	GBP	2,999,856	USD	4,999,920	(31)
	5/6/2014	GBP	3,098,615	USD	5,164,536	(20)
	5/6/2014	GBP	789,768	USD	1,316,324	(7)
	5/6/2014	GBP	3,098,621	USD	5,164,565	(1)
						$120,186
Japan Hedged SmallCap Equity Fund
	4/3/2014	JPY	1,951,300,787	USD	19,120,933	$173,401
	4/3/2014	JPY	1,951,300,787	USD	19,120,933	173,401
	4/3/2014	JPY	1,945,475,874	USD	19,063,742	172,771

190	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged SmallCap Equity Fund (continued)	4/3/2014	JPY	1,170,990,134	USD	11,474,524	$103,968
	4/3/2014	JPY	582,986,755	USD	5,664,300	3,379
	4/3/2014	USD	573,368	JPY	59,047,697	(6)
	4/3/2014	USD	24,552,114	JPY	2,528,462,629	(221)
	4/3/2014	USD	18,947,593	JPY	1,951,300,787	(60)
	4/3/2014	USD	18,947,427	JPY	1,951,300,787	105
	4/3/2014	USD	11,370,492	JPY	1,170,990,134	63
	5/7/2014	JPY	2,564,838,144	USD	24,909,201	(555)
	5/7/2014	JPY	1,979,373,011	USD	19,223,354	(354)
	5/7/2014	JPY	1,979,373,011	USD	19,223,541	(168)
	5/7/2014	JPY	1,187,836,487	USD	11,536,056	(235)
						$625,489
Emerging Markets Consumer Growth Fund
	4/1/2014	BRL	6,410	USD	2,828	$(13)
	4/1/2014	BRL	2,701	USD	1,191	(6)
	4/2/2014	BRL	1,101	USD	486	(2)
	4/2/2014	BRL	5,406	USD	2,388	(8)
						$(29)
Germany Hedged Equity Fund
	4/3/2014	EUR	2,279,716	USD	3,148,539	$6,528
	4/3/2014	EUR	2,279,714	USD	3,148,536	6,528
	4/3/2014	EUR	2,348,795	USD	3,243,977	6,760
	4/3/2014	USD	3,142,019	EUR	2,279,716	(8)
	4/3/2014	USD	3,142,011	EUR	2,279,714	(4)
	4/3/2014	USD	3,237,222	EUR	2,348,795	(4)
	5/6/2014	EUR	2,268,435	USD	3,126,244	(31)
	5/6/2014	EUR	2,268,431	USD	3,126,220	(50)
	5/6/2014	EUR	2,337,171	USD	3,220,989	(16)
						$19,703
Korea Hedged Equity Fund
	4/3/2014	KRW	2,982,378,219	USD	2,789,042	$(9,538)
	4/3/2014	KRW	2,894,661,213	USD	2,707,062	(9,207)
	4/3/2014	KRW	2,894,661,215	USD	2,702,967	(13,303)
	4/3/2014	USD	2,719,396	KRW	2,894,661,215	(3,127)
	4/3/2014	USD	2,719,396	KRW	2,894,661,213	(3,127)
	4/3/2014	USD	2,801,802	KRW	2,982,378,219	(3,222)
	5/8/2014	KRW	2,858,242,711	USD	2,680,650	3,162
	5/8/2014	KRW	2,858,242,710	USD	2,680,650	3,162
	5/8/2014	KRW	2,944,856,125	USD	2,761,881	3,259
						$(31,941)

Currency Legend:

AED – United Arab Emirates dirham

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungarian forint

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NZD – New Zealand dollar

PLN – Polish zloty

WisdomTree International Dividend and Sector Funds	191

Notes to Financial Statements (continued)

SGD – Singapore dollar

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

192	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Europe SmallCap Dividend Fund
Forward Foreign Currency Contracts	$—	$—	$—	$—	$8,424	$—	$—	$8,424
Japan Hedged Equity Fund
Forward Foreign Currency Contracts	115,601,360	(1,291,651)	—	114,309,709	13,824,742	(1,291,651)	—	12,533,091
Asia Pacific ex-Japan Fund
Forward Foreign Currency Contracts	—	—	—	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	84,532	—	(84,532)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	1	—	—	1
Emerging Markets Equity Income Fund
Securities Lending	2,079,082	—	(2,079,082)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	146	—	—	146	14,290	—	—	14,290
Emerging Markets SmallCap Dividend Fund
Securities Lending	836,280	—	(836,280)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	7,900	—	—	7,900	23,009	—	—	23,009
Middle East Dividend Fund
Forward Foreign Currency Contracts	—	—	—	—	—	—	—	—
Europe Hedged Equity Fund
Forward Foreign Currency Contracts	2,174,006	(160,771)	—	2,013,235	167,233	(160,771)	—	6,462
Global ex-U.S. Utilities Fund
Forward Foreign Currency Contracts	—	—	—	—	1	—	—	1
Global ex-U.S. Real Estate Fund
Forward Foreign Currency Contracts	2,465	—	—	2,465	497	—	—	497
United Kingdom Hedged Equity Fund
Forward Foreign Currency Contracts	120,304	(52)	—	120,252	118	(52)	—	66
Japan Hedged SmallCap Equity Fund
Forward Foreign Currency Contracts	627,088	(403)	—	626,685	1,599	(403)	—	1,196
Emerging Markets Consumer Growth Fund
Forward Foreign Currency Contracts	—	—	—	—	29	—	—	29
Germany Hedged Equity Fund
Forward Foreign Currency Contracts	19,816	(59)	—	19,757	113	(59)	—	54
Korea Hedged Equity Fund
Forward Foreign Currency Contracts	9,583	(3,258)	—	6,325	41,524	(3,258)	—	38,266
[1]	The amount of collateral presented has been limited such that the net amount cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate

WisdomTree International Dividend and Sector Funds	193

Notes to Financial Statements (continued)

Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal Income Tax Regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to each of the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2. Prior to February 1, 2014, China Dividend ex-Financials Fund was sub-advised by Old Mutual Global Index Trackers (Proprietary) Limited.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Global ex-U.S. Dividend Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.88%
Europe Hedged Equity Fund	0.58%
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
China Dividend ex-Financials Fund	0.63%
United Kingdom Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Emerging Markets Dividend Growth Fund	0.63%

194	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Advisory Fee Rate
Emerging Markets Consumer Growth Fund	0.63%
Germany Hedged Equity Fund	0.48%
Korea Hedged Equity Fund	0.58%

Each Fund may purchase shares of affiliated exchange-traded funds in secondary market transactions. For the fiscal year or period ended March 31, 2014, WTAM waived its advisory fees for each Fund’s investment associated with daily uninvested cash in correlated affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
DEFA Fund	$1,836
DEFA Equity Income Fund	1,205
Global Equity Income Fund	336
Europe SmallCap Dividend Fund	—
Japan Hedged Equity Fund	—
Global ex-U.S. Dividend Growth Fund	—
Japan SmallCap Dividend Fund	540
Asia Pacific ex-Japan Fund	—
Australia Dividend Fund	—
International LargeCap Dividend Fund	951
International Dividend ex-Financials Fund	2,576
International MidCap Dividend Fund	490
International SmallCap Dividend Fund	3,832
Emerging Markets Equity Income Fund	—
Emerging Markets SmallCap Dividend Fund	4,687
Middle East Dividend Fund	—
Europe Hedged Equity Fund	—
Commodity Country Equity Fund	—
Global Natural Resources Fund	—
Global ex-U.S. Utilities Fund	—
Global ex-U.S. Real Estate Fund	101
China Dividend ex-Financials Fund	—
United Kingdom Hedged Equity Fund	—
Japan Hedged SmallCap Equity Fund	—
Emerging Markets Dividend Growth Fund	—
Emerging Markets Consumer Growth Fund	—
Germany Hedged Equity Fund	—
Korea Hedged Equity Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2014, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree International Dividend and Sector Funds	195

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short term investments) for the fiscal year or period ended March 31, 2014 were as follows:

Fund	Purchases	Sales
DEFA Fund	$104,975,288	$105,806,235
DEFA Equity Income Fund	66,964,116	67,466,572
Global Equity Income Fund	28,367,846	27,936,868
Europe SmallCap Dividend Fund	102,477,357	110,328,803
Japan Hedged Equity Fund	3,159,089,237	2,536,738,381
Global ex-U.S. Dividend Growth Fund	63,621,419	65,936,384
Japan SmallCap Dividend Fund	56,467,132	59,434,318
Asia Pacific ex-Japan Fund	15,705,478	24,983,869
Australia Dividend Fund	16,756,571	16,780,001
International LargeCap Dividend Fund	37,540,101	37,780,403
International Dividend ex-Financials Fund	124,830,144	124,987,023
International MidCap Dividend Fund	28,602,437	28,253,468
International SmallCap Dividend Fund	295,977,160	305,431,638
Emerging Markets Equity Income Fund	1,949,820,536	1,876,671,640
Emerging Markets SmallCap Dividend Fund	804,641,763	429,542,970
Middle East Dividend Fund	37,904,140	6,685,435
Europe Hedged Equity Fund	143,603,930	175,900,332
Commodity Country Equity Fund	5,045,712	5,349,078
Global Natural Resources Fund	7,001,658	7,033,570
Global ex-U.S. Utilities Fund	12,389,036	14,402,375
Global ex-U.S. Real Estate Fund	21,961,156	23,396,945
China Dividend ex-Financials Fund	5,290,340	5,364,601
United Kingdom Hedged Equity Fund[1]	2,881,208	6,058,274
Japan Hedged SmallCap Equity Fund[1]	7,539,230	6,616,857
Emerging Markets Dividend Growth Fund[2]	5,449,689	424,078
Emerging Markets Consumer Growth Fund[3]	6,181,222	837,881
Germany Hedged Equity Fund[4]	316,214	436,236
Korea Hedged Equity Fund[5]	10,164,994	1,968,537
[1]	For the period June 28, 2013 through March 31, 2014.

[2]	For the period August 1, 2013 through March 31, 2014.

[3]	For the period September 27, 2013 through March 31, 2014.

[4]	For the period October 17, 2013 through March 31, 2014.

[5]	For the period November 7, 2013 through March 31, 2014.

For the fiscal year or period ended March 31, 2014, the cost of purchases and the proceeds of sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
DEFA Fund	$56,477,557	$12,146,130
DEFA Equity Income Fund	60,609,143	—
Global Equity Income Fund	10,631,986	—
Europe SmallCap Dividend Fund	1,235,573,377	4,150,963
Japan Hedged Equity Fund	8,580,498,316	3,351,350,841
Global ex-U.S. Dividend Growth Fund	4,358,520	26,508,516
Japan SmallCap Dividend Fund	152,611,792	63,957,145
Asia Pacific ex-Japan Fund	—	28,724,064
Australia Dividend Fund	—	17,634,459
International LargeCap Dividend Fund	73,731,438	—
International Dividend ex-Financials Fund	—	53,408,310

196	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Purchases	Sales
International MidCap Dividend Fund	$2,805,223	$—
International SmallCap Dividend Fund	248,322,505	—
Emerging Markets Equity Income Fund	159,317,865	1,219,861,591
Emerging Markets SmallCap Dividend Fund	213,922,839	93,509,609
Middle East Dividend Fund	—	—
Europe Hedged Equity Fund	941,659,790	102,885,573
Commodity Country Equity Fund	—	1,175,207
Global Natural Resources Fund	—	977,494
Global ex-U.S. Utilities Fund	726,225	8,270,966
Global ex-U.S. Real Estate Fund	27,690,612	4,162,839
China Dividend ex-Financials Fund	—	16,959,742
United Kingdom Hedged Equity Fund[1]	43,901,048	26,269,461
Japan Hedged SmallCap Equity Fund[1]	80,269,520	6,111,122
Emerging Markets Dividend Growth Fund[2]	14,711,502	—
Emerging Markets Consumer Growth Fund[3]	14,048,822	—
Germany Hedged Equity Fund[4]	8,931,250	—
Korea Hedged Equity Fund[5]	—	—
[1]	For the period June 28, 2013 through March 31, 2014.

[2]	For the period August 1, 2013 through March 31, 2014.

[3]	For the period September 27, 2013 through March 31, 2014.

[4]	For the period October 17, 2013 through March 31, 2014.

[5]	For the period November 7, 2013 through March 31, 2014.

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$463,148,920	$117,701,853	$(14,855,670)	$102,846,183
DEFA Equity Income Fund	255,241,362	55,764,474	(7,857,554)	47,906,920
Global Equity Income Fund	100,330,082	25,006,993	(2,439,489)	22,567,504
Europe SmallCap Dividend Fund	1,292,074,499	156,105,840	(13,259,652)	142,846,188
Japan Hedged Equity Fund	11,541,806,415	490,313,044	(733,605,762)	(243,292,718)
Global ex-U.S. Dividend Growth Fund	55,806,635	7,763,969	(1,854,430)	5,909,539
Japan SmallCap Dividend Fund	265,398,770	31,350,985	(15,407,306)	15,943,679
Asia Pacific ex-Japan Fund	49,087,392	6,601,637	(3,349,045)	3,252,592
Australia Dividend Fund	47,845,083	10,554,162	(3,821,035)	6,733,127
International LargeCap Dividend Fund	261,549,071	57,961,002	(5,820,385)	52,140,617
International Dividend ex-Financials Fund	283,525,341	71,585,090	(7,007,260)	64,577,830
International MidCap Dividend Fund	108,000,110	36,498,888	(4,154,782)	32,344,106
International SmallCap Dividend Fund	730,289,741	205,543,994	(21,392,379)	184,151,615
Emerging Markets Equity Income Fund	3,982,601,399	276,284,419	(385,927,551)	(109,643,132)
Emerging Markets SmallCap Dividend Fund	1,690,446,237	234,959,735	(118,680,707)	116,279,028
Middle East Dividend Fund	45,052,570	9,105,650	(1,156,664)	7,948,986
Europe Hedged Equity Fund	974,832,293	87,154,639	(4,151,339)	83,003,300
Commodity Country Equity Fund	20,931,496	2,710,155	(2,258,517)	451,638
Global Natural Resources Fund	24,999,101	1,089,995	(3,764,237)	(2,674,242)
Global ex-U.S. Utilities Fund	28,969,622	4,118,771	(2,934,308)	1,184,463
Global ex-U.S. Real Estate Fund	128,193,143	7,012,795	(7,923,762)	(910,967)
China Dividend ex-Financials Fund	18,585,292	1,784,494	(2,975,483)	(1,190,989)

WisdomTree International Dividend and Sector Funds	197

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
United Kingdom Hedged Equity Fund	$15,801,306	$1,358,636	$(668,009)	$690,627
Japan Hedged SmallCap Equity Fund	75,812,057	2,456,271	(3,686,813)	(1,230,542)
Emerging Markets Dividend Growth Fund	19,663,245	1,176,074	(978,191)	197,883
Emerging Markets Consumer Growth Fund	19,373,715	895,520	(706,787)	188,733
Germany Hedged Equity Fund	8,824,775	648,685	(49,476)	599,209
Korea Hedged Equity Fund	8,162,649	242,893	(257,425)	(14,532)

At March 31, 2014, the components of accumulated earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
DEFA Fund	$1,499,308	$(243,966,616)	$102,846,183	$64,614	$(139,556,511)
DEFA Equity Income Fund	646,175	(91,316,660)	47,906,920	28,032	(42,735,533)
Global Equity Income Fund	256,630	(28,542,994)	22,567,504	7,760	(5,711,100)
Europe SmallCap Dividend Fund	4,077,300	(18,084,501)	142,846,188	4,805	128,843,792
Japan Hedged Equity Fund	283,236,346	305,150,137	(243,292,718)	(897,221)	344,196,544
Global ex-U.S. Dividend Growth Fund	166,028	(25,488,520)	5,909,539	2,772	(19,410,181)
Japan SmallCap Dividend Fund	2,461,135	(31,613,984)	15,943,679	(24,217)	(13,233,387)
Asia Pacific ex-Japan Fund	23,148	(23,254,938)	3,252,592	3,243	(19,975,955)
Australia Dividend Fund	29,189	(21,616,495)	6,733,127	14,974	(14,839,205)
International LargeCap Dividend Fund	696,213	(62,381,797)	52,140,617	32,667	(9,512,300)
International Dividend ex-Financials Fund	754,395	(167,696,686)	64,577,830	23,438	(102,341,023)
International MidCap Dividend Fund	433,659	(86,971,392)	32,344,106	8,279	(54,185,348)
International SmallCap Dividend Fund	5,317,071	(205,022,181)	184,151,615	40,658	(15,512,837)
Emerging Markets Equity Income Fund	7,748,713	(681,482,392)	(109,643,132)	41,513	(783,335,298)
Emerging Markets SmallCap Dividend Fund	3,061,381	(238,194,925)	116,279,028	47,184	(118,807,332)
Middle East Dividend Fund	501,227	(7,796,581)	7,948,986	(108)	653,524
Europe Hedged Equity Fund	2,821,126	(34,323,366)	83,003,300	10,039	51,511,099
Commodity Country Equity Fund	84,246	(16,911,653)	451,638	2,850	(16,372,919)
Global Natural Resources Fund	50,346	(17,535,011)	(2,674,242)	846	(20,158,061)
Global ex-U.S. Utilities Fund	31,800	(26,829,019)	1,184,463	403	(25,612,353)
Global ex-U.S. Real Estate Fund	—	(55,443,879)	(910,967)	2,414	(56,352,432)
China Dividend ex-Financials Fund	—	(1,002,045)	(1,190,989)	—	(2,193,034)
United Kingdom Hedged Equity Fund	35,758	(2,402,470)	690,627	150	(1,675,935)
Japan Hedged SmallCap Equity Fund	790,277	401,778	(1,230,542)	(5,383)	(43,870)
Emerging Markets Dividend Growth Fund	64,853	(73,867)	197,883	374	189,243
Emerging Markets Consumer Growth Fund	55,038	(30,083)	188,733	(9,891)	203,797
Germany Hedged Equity Fund	—	(146,249)	599,209	1	452,961
Korea Hedged Equity Fund	20,489	(134,086)	(14,532)	199	(127,930)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2014 and March 28, 2013, was as follows:

	Year Ended March 31, 2014			Year Ended March 28, 2013
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
DEFA Fund	$22,732,659	$—	$—	$15,025,057
DEFA Equity Income Fund	14,535,126	—	—	7,776,245
Global Equity Income Fund	5,168,178	—	—	3,714,651
Europe SmallCap Dividend Fund	3,161,594	—	—	1,076,479
Japan Hedged Equity Fund	188,544,430	108,107,302	—	13,375,411

198	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

	Year Ended March 31, 2014			Year Ended March 28, 2013
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital
Global ex-U.S. Dividend Growth Fund	$1,834,214	$—	$—	$1,788,342	$—
Japan SmallCap Dividend Fund	5,814,634	—	—	4,026,669	—
Asia Pacific ex-Japan Fund	2,489,523	—	—	3,102,604	—
Australia Dividend Fund	2,462,154	—	—	3,153,173	—
International LargeCap Dividend Fund	12,150,590	—	—	6,637,277	—
International Dividend ex-Financials Fund	15,909,125	—	—	15,069,853	—
International MidCap Dividend Fund	4,342,219	—	—	3,330,617	—
International SmallCap Dividend Fund	27,535,002	—	—	16,696,307	—
Emerging Markets Equity Income Fund	205,548,331	—	—	143,743,128	—
Emerging Markets SmallCap Dividend Fund	54,318,601	—	—	32,701,228	—
Middle East Dividend Fund	1,267,094	—	—	643,257	—
Europe Hedged Equity Fund	9,199,353	—	—	518,343	—
Commodity Country Equity Fund	815,003	—	—	1,000,096	—
Global Natural Resources Fund	785,058	—	—	956,648	3,704
Global ex-U.S. Utilities Fund	1,422,728	—	—	1,355,041	—
Global ex-U.S. Real Estate Fund	4,770,599	—	401,422	8,639,126	—
China Dividend ex-Financials Fund	717,428	—	—	—	—
United Kingdom Hedged Equity Fund[1]	1,253,723	—	—	—	—
Japan Hedged SmallCap Equity Fund[1]	102,144	—	—	—	—
Emerging Markets Dividend Growth Fund[2]	158,839	—	—	—	—
Emerging Markets Consumer Growth Fund[3]	42,861	—	—	—	—
Germany Hedged Equity Fund[4]	—	—	—	—	—
Korea Hedged Equity Fund[5]	23,127	—	—	—	—
*	Includes short-term capital gains.

[1]	For the period June 28, 2013 through March 31, 2014.

[2]	For the period August 1, 2013 through March 31, 2014.

[3]	For the period September 27, 2013 through March 31, 2014.

[4]	For the period October 17, 2013 through March 31, 2014.

[5]	For the period November 7, 2013 through March 31, 2014.

At March 31, 2014, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective* No Expiration	Long-Term Post-Effective* No Expiration	Capital Loss Available Total
DEFA Fund	$—	$—	$24,645,745	$187,173,747	$8,855,174	$3,892,949	$18,929,623	$243,497,238
DEFA Equity Income Fund	—	972,353	24,469,991	41,582,445	7,637,372	3,836,666	12,679,380	91,178,207
Global Equity Income Fund	—	—	5,329,783	15,414,669	807,956	1,230,988	5,759,598	28,542,994
Europe SmallCap Dividend Fund	—	—	—	15,981,777	2,102,724	—	—	18,084,501
Japan Hedged Equity Fund	—	—	—	—	—	—	—	—
Global ex-U.S. Dividend Growth Fund	—	638,234	3,657,374	8,823,117	—	9,569,437	2,751,433	25,439,595
Japan SmallCap Dividend Fund	6,631	450,744	2,793,131	13,069,045	3,661,232	4,386,398	6,814,359	31,181,540
Asia Pacific ex-Japan Fund	2,486	434,717	1,942,155	11,545,171	2,148,087	2,046,683	5,135,639	23,254,938
Australia Dividend Fund	—	23,230	2,237,436	10,402,798	2,670,223	4,057,626	2,169,302	21,560,615
International LargeCap Dividend Fund	12,856	911,666	10,714,056	21,950,675	8,092,071	2,583,831	18,116,642	62,381,797
International Dividend ex-Financials Fund	—	—	38,137,926	106,422,557	—	16,627,276	6,508,927	167,696,686
International MidCap Dividend Fund	—	2,200,353	10,045,031	49,400,362	11,183,904	4,043,897	9,843,719	86,717,266
International SmallCap Dividend Fund	—	—	21,554,037	176,126,796	6,365,431	—	—	204,046,264
Emerging Markets Equity Income Fund	—	166,963	3,240,763	32,150,807	561,494	391,010,797	188,834,726	615,965,550

WisdomTree International Dividend and Sector Funds	199

Notes to Financial Statements (continued)

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective* No Expiration	Long-Term Post-Effective* No Expiration	Capital Loss Available Total
Emerging Markets SmallCap Dividend Fund	$—	$—	$4,224,150	$9,367,814	$4,882,951	$131,446,902	$80,252,367	$230,174,184
Middle East Dividend Fund	—	—	41,648	6,522,827	763,315	—	468,781	7,796,571
Europe Hedged Equity Fund	—	—	—	108,824	1,617,839	9,314,532	11,729,073	22,770,268
Commodity Country Equity Fund	—	—	—	11,126,004	3,769,123	695,605	1,137,792	16,728,524
Global Natural Resources Fund	—	45,822	1,245,793	4,858,681	6,793,018	1,527,150	2,886,939	17,357,403
Global ex-U.S. Utilities Fund	—	13,301	1,722,994	5,793,876	1,986,702	802,410	16,367,106	26,686,389
Global ex-U.S. Real Estate Fund	—	261,244	12,351,482	23,011,711	10,538,886	791,057	8,304,424	55,258,804
China Dividend ex-Financials Fund	—	—	—	—	—	976,316	—	976,316
United Kingdom Hedged Equity Fund	—	—	—	—	—	641,390	1,012,195	1,653,585
Japan Hedged SmallCap Equity Fund	—	—	—	—	—	—	—	—
Emerging Markets Dividend Growth Fund	—	—	—	—	—	6,454	—	6,454
Emerging Markets Consumer Growth Fund	—	—	—	—	—	—	—	—
Germany Hedged Equity Fund	—	—	—	—	—	—	—	—
Korea Hedged Equity Fund	—	—	—	—	—	—	—	—
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of theses losses is noted above.

Capital losses incurred after October 31 (“post-October capital losses”) and with the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year or period ended March 31, 2014, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
DEFA Fund	$—	$—	$469,378
DEFA Equity Income Fund	—	—	138,453
Global Equity Income Fund	—	—	—
Europe SmallCap Dividend Fund	—	—	—
Japan Hedged Equity Fund	—	—	—
Global ex-U.S. Dividend Growth Fund	—	46,514	2,411
Japan SmallCap Dividend Fund	—	378,851	53,593
Asia Pacific ex-Japan Fund	—	—	—
Australia Dividend Fund	—	—	55,880
International LargeCap Dividend Fund	—	—	—
International Dividend ex-Financials Fund	—	—	—
International MidCap Dividend Fund	—	—	254,126
International SmallCap Dividend Fund	—	975,917	—
Emerging Markets Equity Income Fund	—	12,935,116	52,581,726
Emerging Markets SmallCap Dividend Fund	—	4,014,133	4,006,608
Middle East Dividend Fund	—	—	10
Europe Hedged Equity Fund	—	4,474,813	7,078,285
Commodity Country Equity Fund	—	62,679	120,450
Global Natural Resources Fund	—	—	177,608
Global ex-U.S. Utilities Fund	—	16,337	126,293
Global ex-U.S. Real Estate Fund	185,075	—	—
China Dividend ex-Financials Fund	25,729	—	—
United Kingdom Hedged Equity Fund[1]	—	309,823	439,062
Japan Hedged SmallCap Equity Fund[1]	—	—	—
Emerging Markets Dividend Growth Fund[2]	—	67,413	—
Emerging Markets Consumer Growth Fund[3]	—	30,083	—

200	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Germany Hedged Equity Fund[4]	$—	$50,554	$95,695
Korea Hedged Equity Fund[5]	—	94,597	39,489
[1]	For the period June 28, 2013 through March 31, 2014.

[2]	For the period August 1, 2013 through March 31, 2014.

[3]	For the period September 27, 2013 through March 31, 2014.

[4]	For the period October 17, 2013 through March 31, 2014.

[5]	For the period November 7, 2013 through March 31, 2014.

During the fiscal year or period ended March 31, 2014, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
DEFA Fund	$—
DEFA Equity Income Fund	—
Global Equity Income Fund	—
Europe SmallCap Dividend Fund	8,917,292
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	—
Japan SmallCap Dividend Fund	—
Asia Pacific ex-Japan Fund	—
Australia Dividend Fund	—
International LargeCap Dividend Fund	—
International Dividend ex-Financials Fund	4,268,794
International MidCap Dividend Fund	1,977,983
International SmallCap Dividend Fund	23,399,406
Emerging Markets Equity Income Fund	—
Emerging Markets SmallCap Dividend Fund	—
Middle East Dividend Fund	397,953
Europe Hedged Equity Fund	—
Commodity Country Equity Fund	—
Global Natural Resources Fund	—
Global ex-U.S. Utilities Fund	—
Global ex-U.S. Real Estate Fund	—
China Dividend ex-Financials Fund	—
United Kingdom Hedged Equity Fund	—
Japan Hedged SmallCap Equity Fund	—
Emerging Markets Dividend Growth Fund	—
Emerging Markets Consumer Growth Fund	—
Germany Hedged Equity Fund	—
Korea Hedged Equity Fund	—

At March 31, 2014, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
DEFA Fund	$182,957	$(3,106,962)	$2,924,005
DEFA Equity Income Fund	36,622	(36,622)	—
Global Equity Income Fund	4,421	(4,421)	—
Europe SmallCap Dividend Fund	602,984	(1,807,077)	1,204,093
Japan Hedged Equity Fund	11,472,641	(509,307,923)	497,835,282
Global ex-U.S. Dividend Growth Fund	40,430	(2,762,052)	2,721,622
Japan SmallCap Dividend Fund	1,151,547	(11,402,253)	10,250,706

WisdomTree International Dividend and Sector Funds	201

Notes to Financial Statements (continued)

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Asia Pacific ex-Japan Fund	$(35,155)	$(2,541,820)	$2,576,975
Australia Dividend Fund	12,179	(2,963,237)	2,951,058
International LargeCap Dividend Fund	(14,441)	14,441	—
International Dividend ex-Financials Fund	75,710	(10,828,247)	10,752,537
International MidCap Dividend Fund	35,302	(35,302)	—
International SmallCap Dividend Fund	3,144,223	(3,144,223)	—
Emerging Markets Equity Income Fund	(537,469)	(91,034,058)	91,571,527
Emerging Markets SmallCap Dividend Fund	1,661,946	(29,287,656)	27,625,710
Middle East Dividend Fund	50,829	(50,829)	—
Europe Hedged Equity Fund	77,596	(7,948,656)	7,871,060
Commodity Country Equity Fund	(5,481)	(125,257)	130,738
Global Natural Resources Fund	26,139	(68,917)	42,778
Global ex-U.S. Utilities Fund	(4,888)	(956,789)	961,677
Global ex-U.S. Real Estate Fund	999,920	(1,061,323)	61,403
China Dividend ex-Financials Fund	45,626	109,682	(155,308)
United Kingdom Hedged Equity Fund	17,527	(1,348,080)	1,330,553
Japan Hedged SmallCap Equity Fund	53,101	(958,651)	905,550
Emerging Markets Dividend Growth Fund	7,630	(6,452)	(1,178)
Emerging Markets Consumer Growth Fund	11,036	(11,036)	—
Germany Hedged Equity Fund	18	41	(59)
Korea Hedged Equity Fund	27,447	(27,447)	—

The differences are primarily due to redemptions-in-kind, currency gain/loss, Passive Foreign Investment Companies (“PFICs”), the tax treatment of income earned from investments in partnerships, non-deductible expenses, taxable overdistributions, the tax treatment of net operating losses, and the utilization of earnings and profits distributed to shareholders on redemption of shares.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended March 31, 2014, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2014, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year or period ended March 31, 2014 are as follows:

Fund	Value at 3/28/2013	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2014	Dividend Income
DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$—	$16,072,342	$15,494,031	$545,678	$104,127

DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$465,814	$8,211,051	$8,628,879	$89,234	$40,986

Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$126,313	$2,753,785	$2,922,035	$—	$19,058
WisdomTree Equity Income Fund	42,590	922,384	973,047	—	2,542
Total	$168,903	$3,676,169	$3,895,082	$—	$21,600

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$—	$4,320,402	$931,425	$3,386,251	$9,245

202	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (concluded)

Fund	Value at 3/28/2013	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2014	Dividend Income
Global ex-U.S. Dividend Growth Fund
WisdomTree DEFA Fund	$4,038	$1,078,003	$1,023,298	$42,807	$8,173
WisdomTree Emerging Markets Equity Income Fund	2,588	721,159	658,832	28,804	5,387
Total	$6,626	$1,799,162	$1,682,130	$71,611	$13,560

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$3,503,808	$2,084,270	$1,469,670	$1,357

Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$1,235,904	$1,245,518	$—	$6,971

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$675	$7,350,393	$7,008,211	$243,088	$44,792

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$27,106	$8,116,801	$7,372,889	$668,163	$49,417

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$187,198	$1,940,060	$1,491,357	$611,578	$15,615
WisdomTree Japan Hedged Equity Fund	193,619	1,924,628	1,508,239	627,160	2,565
Total	$380,817	$3,864,688	$2,999,596	$1,238,738	$18,180

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$400,395	$9,227,982	$6,452,254	$3,378,621	$5,966
WisdomTree Japan SmallCap Dividend Fund	327,930	7,678,686	5,188,448	2,819,491	3,477
Total	$728,325	$16,906,668	$11,640,702	$6,198,112	$9,443

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$15,582	$29,159,754	$24,760,650	$4,186,652	$68,575

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$3,702	$465,445	$463,877	$11,058	$2,312

Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$26,991	$430,227	$402,470	$56,133	$1,972

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$1,383	$712,198	$698,051	$—	$6,070

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$2,806,289	$2,459,570	$312,524	$7,527
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued Accounting Standards Update 2013-08 “Financial Services-Investment Companies” (“ASU 2013-08”). ASU 2013-08 provides clarifying guidance to determine if an entity qualifies as an investment company. ASU 2013-08 also requires an investment company to measure non-controlling interests in other investment companies at fair value. The following disclosures will also be required upon adoption of ASU 2013-08: (i) whether an entity is an investment company and is applying the accounting and reporting guidance for investment companies; (ii) information about changes, if any, in an entity’s status as an investment company; and (iii) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The requirements of ASU 2013-08 are effective for fiscal years that begin after December 15, 2013.

At this time, management is evaluating the implications of ASU 2013-08 and its impact on the Trust’s financial statements.

9. ADDITIONAL INFORMATION

In September 2013, the Funds entered into agreements to change transfer agency, custody, fund accounting, fund administration and securities lending services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

WisdomTree International Dividend and Sector Funds	203

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Global ex-U.S. Dividend Growth Fund (formerly, WisdomTree Global ex-U.S. Growth Fund), WisdomTree Japan SmallCap Dividend Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Australia Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree China Dividend ex-Financials Fund, WisdomTree United Kingdom Hedged Equity Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Emerging Markets Dividend Growth Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Germany Hedged Equity Fund and WisdomTree Korea Hedged Equity Fund (twenty-eight of the investment funds constituting WisdomTree Trust (the “Trust”)) as of March 31, 2014, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Global ex-U.S. Dividend Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Australia Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree China Dividend ex-Financials Fund, WisdomTree United Kingdom Hedged Equity Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Emerging Markets Dividend Growth Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Germany Hedged Equity Fund and WisdomTree Korea Hedged Equity Fund of WisdomTree Trust at March 31, 2014, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 30, 2014

204	WisdomTree International Dividend and Sector Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Investment Advisory Agreements with respect to WisdomTree Germany Hedged Equity Fund and WisdomTree Korea Hedged Equity Fund

At a meeting held on June 12, 2013, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to WisdomTree Germany Hedged Equity Fund and WisdomTree Korea Hedged Equity Fund (each, a “Fund” and collectively, the “Funds”) pursuant to which WTAM will provide the Funds with investment advisory services, and the Sub-Investment Advisory Agreement (together with the Agreement, the “Agreements”) pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of the Funds.

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Funds’ assets. The Board considered the fee to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Funds and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. After comparing the Funds’ fees with those of comparable funds, the Board concluded that the proposed level of fees for each Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Funds had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Funds, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from MCM’s relations with the Funds, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of each Fund and approved the Agreements for the Funds.

Approval of Sub-Investment Advisory Agreement with respect to WisdomTree China Dividend Ex-Financials Fund

At a meeting held on December 11, 2013 (the “Meeting”), the Board, including the Independent Trustees, unanimously approved the appointment of MCM to serve as sub-adviser to the WisdomTree China Dividend ex-Financials Fund (the “China Fund”). MCM replaced Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual”) as the sub-adviser to the China Fund.

At the Meeting, the Board, including the Independent Trustees, considered the approval of the investment sub-advisory agreement (the “China MCM Agreement”) between WTAM and MCM pursuant to which MCM will coordinate the investment and reinvestment of the China Fund’s assets. The China MCM Agreement replaced the investment sub-advisory agreement between WTAM and Old Mutual, dated November 20, 2012, with respect to the China Fund (the “Old Mutual Agreement”), which was terminated as of the close of business on January 31, 2014. The Board determined that the change in sub-adviser was in the best interests of Fund shareholders due to, among other matters, the factors set forth below.

WisdomTree International Dividend and Sector Funds	205

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

In considering whether to approve the China MCM Agreement, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the China MCM Agreement, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by MCM, recognizing MCM’s operational capabilities and resources. Representatives of WTAM noted that MCM currently acts as sub-adviser for the WisdomTree suite of equity strategies with the exception of the China Fund, which has used Old Mutual for sub-advisory services since its inception in September 2012. The Board discussed the reasoning for the switch from Old Mutual to MCM with representatives of WTAM, noting MCM’s expertise in the emerging markets space and the potential operational risks of an additional sub-adviser in light of the planned service provider conversion from Bank of New York Mellon to State Street Bank and Trust Company. Additionally, the Board noted that the China Fund invests in Hong Kong domiciled securities, which are also held in the existing WisdomTree strategies sub-advised by MCM.

Comparative Analysis of the China Fund’s Performance, Advisory Fees and Fund Expenses

The Adviser noted that while Old Mutual’s sub-advisory mandate has been satisfactory, MCM has proven itself to be an effective sub-adviser, particularly in the emerging markets equity space, currently operating six of the emerging markets equity strategies in the WisdomTree suite. The Board also noted WTAM’s statement that it did not intend to retain Old Mutual as a sub-adviser for future funds. The Board discussed with WTAM’s representatives the MCM portfolio management personnel that would be responsible for managing the China Fund’s assets. The Board noted that because of the current asset level of the funds sub-advised by MCM, the fee rate to be paid to MCM will be lower than the fee paid to Old Mutual. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the China Fund) and not the China Fund. The Board also considered the fee to be paid to MCM in relation to the fees paid to WTAM by the China Fund and the respective services to be provided. The Board was satisfied that the retention of MCM as sub-adviser for the China Fund was proposed for reasons consistent with the best interest of the China Fund and its shareholders.

Costs of Services to be Provided, Profitability and Economies of Scale

The Board considered potential benefits to MCM from acting as sub-investment adviser to the China Fund, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from its role with the China Fund, such as other service contracts).

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the China MCM Agreement was in the best interest of the China Fund and approved the China MCM Agreement for the China Fund.

206	WisdomTree International Dividend and Sector Funds

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee During Past 5 Years
David G. Chrencik* (1948)	Trustee, 2014 – present	Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) since 2010; Chief Financial Officer of Sarus Indochina Select LP Hedge Fund since 2012; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	62	Trustee, Vericimetry Funds

Joel Goldberg** (1945)	Trustee, 2012 – present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	62	None

Melinda A. Raso Kirstein (1955)	Trustee, 2014 – present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	62	Associate Alumnae of Douglass College, Member of Investment Committee

Toni Massaro*** (1955)	Trustee, 2006 – present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	62	None

Victor Ugolyn (1947)	Trustee, 2006 – present; Chairman of the Board of Trustees, 2006 – present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	62	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

+	As of March 31, 2014

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Chair of the Governance and Nominating Committee.

WisdomTree International Dividend and Sector Funds	207

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee During Past 5 Years
Jonathan Steinberg**** (1964)	Trustee, 2005 – present President, 2005 – present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	62	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano**** (1971)	Treasurer, 2013 – present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	62	None

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013 – present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	62	None

Sarah English**** (1977)	Assistant Secretary, 2013 – present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	62	None

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012 – present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	62	None

+	As of March 31, 2014

****	Elected by and serves at the pleasure of the Board.

208	WisdomTree International Dividend and Sector Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year or period ended March 31, 2014 is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2014, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
DEFA Fund	$20,722,890
DEFA Equity Income Fund	13,372,758
Global Equity Income Fund	4,547,988
Europe SmallCap Dividend Fund	3,009,759
Japan Hedged Equity Fund	168,873,926
Global ex-U.S. Dividend Growth Fund	1,352,916
Japan SmallCap Dividend Fund	5,101,510
Asia Pacific ex-Japan Fund	1,763,567
Australia Dividend Fund	2,453,386
International LargeCap Dividend Fund	10,872,702
International Dividend ex-Financials Fund	15,706,753
International MidCap Dividend Fund	3,665,081
International SmallCap Dividend Fund	20,019,447
Emerging Markets Equity Income Fund	136,221,583
Emerging Markets SmallCap Dividend Fund	31,142,684
Middle East Dividend Fund	355,767
Europe Hedged Equity Fund	9,932,606
Commodity Country Equity Fund	567,540
Global Natural Resources Fund	725,862
Global ex-U.S. Utilities Fund	971,040
Global ex-U.S. Real Estate Fund	3,509,037
China Dividend ex-Financials Fund	343,110
United Kingdom Hedged Equity Fund	1,253,723
Japan Hedged SmallCap Equity Fund	94,102
Emerging Markets Dividend Growth Fund	127,367
Emerging Markets Consumer Growth Fund	42,861
Germany Hedged Equity Fund	—
Korea Hedged Equity Fund	23,127

The fund intends to elect to pass through to shareholders the credit for taxes paid during the fiscal year or period ended March 31, 2014, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
DEFA Fund	$23,239,683	$1,163,841
DEFA Equity Income Fund	14,505,255	555,108
Global Equity Income Fund	4,611,464	261,153
Europe SmallCap Dividend Fund	6,884,596	679,883
Japan Hedged Equity Fund	268,883,035	23,414,436
Global ex-U.S. Dividend Growth Fund	2,234,405	224,961
Japan SmallCap Dividend Fund	5,335,720	473,896
Asia Pacific ex-Japan Fund	3,040,081	203,441
Australia Dividend Fund	2,603,603	25,483
International LargeCap Dividend Fund	12,076,290	439,875

WisdomTree International Dividend and Sector Funds	209

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
International Dividend ex-Financials Fund	$16,145,075	$1,191,746
International MidCap Dividend Fund	4,305,757	318,374
International SmallCap Dividend Fund	24,242,032	1,706,679
Emerging Markets Equity Income Fund	258,322,779	30,859,214
Emerging Markets SmallCap Dividend Fund	64,932,506	8,724,020
Middle East Dividend Fund	1,958,062	71,232
Europe Hedged Equity Fund	13,975,075	1,354,801
Commodity Country Equity Fund	921,257	107,791
Global Natural Resources Fund	827,838	83,421
Global ex-U.S. Utilities Fund	1,419,588	158,678
Global ex-U.S. Real Estate Fund	4,687,510	311,250
China Dividend ex-Financials Fund	856,148	69,457
United Kingdom Hedged Equity Fund	—	—
Japan Hedged SmallCap Equity Fund	934,958	88,980
Emerging Markets Dividend Growth Fund	311,119	32,113
Emerging Markets Consumer Growth Fund	136,359	14,305
Germany Hedged Equity Fund	—	—
Korea Hedged Equity Fund	26,083	4,308

210	WisdomTree International Dividend and Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Special Shareholder Meeting Results

A special meeting of shareholders of WisdomTree Trust (the “Trust”) was held on March 11, 2014 and the three Trustees identified below were elected by the Trust’s shareholders. Election of Trustees was the only matter proposed for voting at the special meeting and the following is a report of the votes cast:

Nominee*	For	Withheld
David Chrencik	564,021,648	4,593,018
Joel Goldberg	564,748,510	3,866,156
Melinda Raso Kirstein	563,676,336	4,938,330
*	Joel Goldberg is an existing Trustee of the Trust who had not previously been elected by shareholders, while David Chrencik and Melinda Raso Kirstein are newly elected Trustees.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	211

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2014:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree International Dividend

Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global Select Real Estate Securities (ex-US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree International Dividend and Sector Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Growth Fund)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006647 5/2015

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $992,219 for 2014 and $785,733 for 2013.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $31,500 for 2014 and $0 for 2013.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $426,680 for 2014 and $396,220 for 2013.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(f)	(e)(2) The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $427,180 for 2014 and $436,220 for 2013.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 9, 2014

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: June 9, 2014